UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23124

Franklin Templeton ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Emerging Market Core Dividend Tilt Index ETF
DIEM | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Emerging Market Core Dividend Tilt Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Emerging Market Core Dividend Tilt Index ETF	$22	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Emerging Market Core Dividend Tilt Index ETF returned 30.30%. The Fund compares its performance to the Morningstar Emerging Markets Target Market Exposure Index-NR (the Parent Index)†, the Linked  Morningstar Emerging Markets Target Market Exposure Index-NR††, the  Morningstar Emerging Markets Dividend Enhanced Select Index-NR (the Underlying Index)††† and the Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††††, which returned 28.11%, 28.11%, 30.84% and 30.84%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance include information technology, financials and energy.
↑	The individual holdings that contributed most to absolute performance include Taiwan Semiconductor Manufacturing, Samsung Electronics and Hyundai Motor Company.

Top detractors from performance:
↓	There were no sectors which materially detracted from absolute performance.
↓	The individual holdings that detracted most from absolute performance include Info Sys, Meituan and Tata Consultancy Services.
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 1	DIEM-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Emerging Market Core Dividend Tilt Index ETF
6/1/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin Emerging Market Core Dividend Tilt Index ETF (NAV)	30.30	6.86	7.06
Morningstar Emerging Markets Target Market Exposure Index-NR†	28.11	3.95	--
Linked Morningstar Emerging Markets Target Market Exposure Index-NR††	28.11	3.46	8.18
Morningstar Emerging Markets Dividend Enhanced Select Index-NR†††	30.84	--	--
Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR††††	30.84	7.42	7.65
†	The Morningstar Emerging Markets Target Market Exposure Index-NR did not commence calculation and publication until February 25, 2019.
††	The Linked Morningstar Emerging Markets Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.
†††	The Morningstar Emerging Markets Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.
††††	The Linked Morningstar Emerging Markets Dividend Enhanced Select Index-NR measures the performance of the Fund’s old underlying index, LibertyQ Emerging Markets Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$44,347,198
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	570
Total Management Fee Paid (based on a unitary fee)	$48,358
Portfolio Turnover Rate	61%
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 2	DIEM-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Emerging Market Core Dividend Tilt Index ETF	PAGE 3	DIEM-ATSR-0526

Franklin International Core Dividend Tilt Index ETF
DIVI | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin International Core Dividend Tilt Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Core Dividend Tilt Index ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin International Core Dividend Tilt Index ETF returned 25.59%. The Fund compares its performance to the  Morningstar Developed Markets ex-North America Target Market Exposure Index-NR (the Parent Index)†, the Linked  Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††, the  Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR (the Underlying Index)††† and the Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††, which returned 21.86%, 21.86%, 25.41% and 25.41%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, industrials and information technology.
↑	Individual holdings that contributed to absolute returns included ASML Holding NV, HSBC Holdings Plc and Advantest Corp.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance over the period.
↓	The individual holdings that detracted from absolute returns included Novo Nordisk A/S, SAP SE and Diageo Plc.
Franklin International Core Dividend Tilt Index ETF	PAGE 1	DIVI-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Core Dividend Tilt Index ETF
6/1/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin International Core Dividend Tilt Index ETF (NAV)	25.59	12.58	10.13
Morningstar Developed Markets ex-North America Target Market Exposure Index-NR†	21.86	7.99	--
Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR††	21.86	11.11	10.79
Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR†††	25.41	--	--
Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR††††	25.41	12.61	10.39
†	The Morningstar Developed Markets ex-North America Target Market Exposure Index-NR did not commence calculation and publication until June 10, 2019.
††	The Linked Morningstar Developed Markets ex-North America Target Market Exposure Index-NR measures the performance of the Fund’s old primary benchmark, the MSCI Europe, Australasia and the Far East (EAFE) 100% Hedged to USD Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.
†††	The Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR did not commence calculation and publication until June 15, 2022.
††††	The Linked Morningstar Developed Markets ex-North America Dividend Enhanced Select Index-NR measures the performance of the Fund’s old underlying index, LibertyQ International Equity Hedged Index-NR, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,256,949,401
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	427
Total Management Fee Paid (based on a unitary fee)	$1,637,583
Portfolio Turnover Rate	27%
Franklin International Core Dividend Tilt Index ETF	PAGE 2	DIVI-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the financial services sector.
Related disclosure regarding the risks of investing in the financial services sector was added as a principal risk of the Fund.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Core Dividend Tilt Index ETF	PAGE 3	DIVI-ATSR-0526

Franklin International Dividend Booster Index ETF
XIDV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin International Dividend Booster Index ETF (previously known as Franklin International Dividend Multiplier Index ETF) for the period  April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Dividend Booster Index ETF	$22	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin International Dividend Booster Index ETF returned 35.32%. The Fund compares its performance to VettaFi Developed World ex United States Index and the VettaFi New Frontier International Dividend Select Index, which returned 22.83% and 35.83%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute returns were financials, energy and utilities.
↑	Individual contributors that most contributed to absolute returns were Repsol SA, SITC International Holdings and ENGIE.

Top detractors from performance:
↓	The only sector that detracted from absolute performance over the period was communication services.
↓	Individual contributors that most detracted from absolute returns were Renault SA, MGM China Holdings Limited and WPP Plc.
Franklin International Dividend Booster Index ETF	PAGE 1	XIDV-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Dividend Booster Index ETF
1/21/2025 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (1/21/2025)
Franklin International Dividend Booster Index ETF (NAV)	35.32	39.27
VettaFi Developed World ex United States Index	22.83	22.13
VettaFi New Frontier International Dividend Select Index	35.83	39.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Franklin International Dividend Booster Index ETF is not issued, sponsored, endorsed, sold or promoted by Vetali LLC or its affiliates (collectively, “VettaFi”). VettaFi’s only relationship to Franklin Templeton is the licensing of the Index which is determined, composed and calculated without regard to Franklin Templeton or Franklin International Dividend Booster Index ETF.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$60,745,500
Total Number of Portfolio Holdings	87
Total Management Fee Paid (based on a unitary fee)	$70,660
Portfolio Turnover Rate	66%
Franklin International Dividend Booster Index ETF	PAGE 2	XIDV-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August  1, 2025, the Fund’s name was changed to Franklin International Dividend Booster Index ETF.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Dividend Booster Index ETF	PAGE 3	XIDV-ATSR-0526

Franklin U.S. Core Dividend Tilt Index ETF
UDIV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin U.S. Core Dividend Tilt Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Dividend Tilt Index ETF	$7	0.06%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Core Dividend Tilt Index ETF returned 20.25%. The Fund compares its performance to the Morningstar US Target Market Exposure Index (the Parent Index)†, the Linked  Morningstar US Target Market Exposure Index††, the Morningstar US Dividend Enhanced Select Index (the Underlying Index)††† and the Linked Morningstar US Dividend Enhanced Select Index††††, which returned 17.53%, 17.53%, 20.37% and 20.37%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance included information technology, communication services and financials.
↑	The individual holdings that contributed most to absolute performance included NVIDIA, Broadcom and Google.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	The individual holdings that detracted most from absolute performance were UnitedHealth Group, Accenture and Proctor & Gamble.
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 1	UDIV-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Core Dividend Tilt Index ETF 6/1/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Core Dividend Tilt Index ETF (NAV)	20.25	11.86	10.56
Morningstar US Target Market Exposure Index†	17.53	11.54	--
Linked Morningstar US Target Market Exposure Index††	17.53	9.98	11.72
Morningstar US Dividend Enhanced Select Index†††	20.37	--	--
Linked Morningstar US Dividend Enhanced Select Index††††	20.37	11.94	10.59
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
††	The Linked Morningstar US Target Market Exposure Index measures the performance of the Fund’s old primary benchmark, the MSCI All Country World Index (ACWI) ex REITs Index-NR, from inception through July 31, 2022, followed by the performance of the Parent Index thereafter.
†††	The Morningstar US Dividend Enhanced Select Index did not commence calculation and publication until June 15, 2022.
††††	The Linked Morningstar US Dividend Enhanced Select Index measures the performance of the Fund’s old underlying index, LibertyQ Global Dividend Index, from inception through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$105,869,699
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	289
Total Management Fee Paid (based on a unitary fee)	$50,196
Portfolio Turnover Rate	24%
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 2	UDIV-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Dividend Tilt Index ETF	PAGE 3	UDIV-ATSR-0526

Franklin U.S. Dividend Booster Index ETF
XUDV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This  annual shareholder report contains important information about Franklin U.S. Dividend Booster Index ETF (previously known as Franklin U.S. Dividend Multiplier Index ETF) for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Dividend Booster Index ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Dividend Booster Index ETF returned 19.12%. The Fund compares its performance to the  VettaFi U.S. Equity Large-Cap 500 Index and the VettaFi New Frontier U.S. Dividend Select Index, which returned 18.09% and 19.32%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, information technology, and consumer discretionary.
↑	Individual holdings that contributed to absolute return included LyondellBasell Industries, Ford Motor Company, and Edison International.

Top detractors from performance:
↓	There were no sectors which materially detracted from absolute performance.
↓	Individual holdings that detracted from absolute return included Kraft Heinz Company, General Mills, and IonQ.
Franklin U.S. Dividend Booster Index ETF	PAGE 1	XUDV-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Dividend Booster Index ETF 1/21/2025 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (1/21/2025)
Franklin U.S. Dividend Booster Index ETF (NAV)	19.12	13.20
VettaFi U.S. Equity Large-Cap 500 Index	18.09	7.87
VettaFi New Frontier U.S. Dividend Select Index	19.32	13.37
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Franklin U.S. Dividend Booster Index ETF is not issued, sponsored, endorsed, sold or promoted by VettaFi LLC or its affiliates (collectively, “VettaFi”). VettaFi’s only relationship to Franklin Templeton is the licensing of the Index which is determined, composed and calculated without regard to Franklin Templeton or Franklin U.S. Dividend Booster Index ETF.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$59,319,472
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	98
Total Management Fee Paid (based on a unitary fee)	$35,805
Portfolio Turnover Rate	65%
Franklin U.S. Dividend Booster Index ETF	PAGE 2	XUDV-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August  1, 2025, the Fund’s name was changed to Franklin U.S. Dividend Booster Index ETF.
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) decreased exposure to the financial services sector.
Related risk disclosure was removed from the Fund’s principal risks.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Dividend Booster Index ETF	PAGE 3	XUDV-ATSR-0526

Franklin U.S. Large Cap Multifactor Index ETF
FLQL | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin U.S. Large Cap Multifactor Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Large Cap Multifactor Index ETF	$17	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Large Cap Multifactor Index ETF returned 21.27%. The Fund compares its performance to the Russell 1000 Index and the  LibertyQ U.S. Large Cap Equity Index, which returned 17.74% and 21.49%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were information technology, communication services, and industrials.
↑	The Individual holdings that contributed most to absolute performane were NVIDIA, Broadcom, and Google.

Top detractors from performance:
↓	There were no sectors which materially detracted from absolute performance.
↓	The individual holdings that detracted most from absolute returns were Netflix, Visa, and Abbott Laboratories.
Franklin U.S. Large Cap Multifactor Index ETF	PAGE 1	FLQL-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Large Cap Multifactor Index ETF 4/26/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Large Cap Multifactor Index ETF (NAV)	21.27	12.83	13.51
Russell 3000 Index	18.09	10.87	13.19
Russell 1000 Index	17.74	11.34	13.55
LibertyQ U.S. Large Cap Equity Index	21.49	12.99	13.70
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,732,200,718
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	212
Total Management Fee Paid (based on a unitary fee)	$2,394,760
Portfolio Turnover Rate	52%
Franklin U.S. Large Cap Multifactor Index ETF	PAGE 2	FLQL-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 30, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
In connection with this change, disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Large Cap Multifactor Index ETF	PAGE 3	FLQL-ATSR-0526

Franklin U.S. Mid Cap Multifactor Index ETF
FLQM | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin U.S. Mid Cap Multifactor Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Mid Cap Multifactor Index ETF	$31	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Mid Cap Multifactor Index ETF returned 5.33%. The Fund compares its performance to the Russell  Midcap Index and the LibertyQ U.S. Mid Cap Equity Index, which returned 15.98% and 5.64%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, health care and consumer discretionary.
↑	Individual holdings that contributed most to absolute performance were Tapestry, Cummins, and United Therapeutics.

Top detractors from performance:
↓	The information technology and consumer staples sectors detracted most from relative returns.
↓	Individual holdings that detracted most from absolute performance were Gartner, GoDaddy, and Paychex.
Franklin U.S. Mid Cap Multifactor Index ETF	PAGE 1	FLQM-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Mid Cap Multifactor Index ETF 4/26/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Mid Cap Multifactor Index ETF (NAV)	5.33	7.54	10.46
Russell 3000 Index	18.09	10.87	13.19
Russell Midcap Index	15.98	7.26	10.15
LibertyQ U.S. Mid Cap Equity Index	5.64	7.84	10.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,674,981,799
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	203
Total Management Fee Paid (based on a unitary fee)	$5,060,769
Portfolio Turnover Rate	25%
Franklin U.S. Mid Cap Multifactor Index ETF	PAGE 2	FLQM-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 30, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
In connection with this change, disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Mid Cap Multifactor Index ETF	PAGE 3	FLQM-ATSR-0526

Franklin U.S. Small Cap Multifactor Index ETF
FLQS | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin U.S. Small Cap Multifactor Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Small Cap Multifactor Index ETF	$37	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Small Cap Multifactor Index ETF returned 10.14%. The Fund compares its performance to the Russell 2000 Index and the LibertyQ U.S. Small Cap Equity Index, which returned 25.72% and 10.52%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, consumer discretionary and financials.
↑	Individual holdings that contributed most to absolute performance were Rambus, Viavi Solutions and Primoris Services.

Top detractors from performance:
↓	The health care and communications services sectors detracted most from absolute performance.
↓	Individual holdings that detracted most from absolute performance were Corcept Therapeutics, Commvault Systems, and SPS Commerce.
Franklin U.S. Small Cap Multifactor Index ETF	PAGE 1	FLQS-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Small Cap Multifactor Index ETF 4/26/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (4/26/2017)
Franklin U.S. Small Cap Multifactor Index ETF (NAV)	10.14	4.62	7.46
Russell 3000 Index	18.09	10.87	13.19
Russell 2000 Index	25.72	3.77	7.98
LibertyQ U.S. Small Cap Equity Index	10.52	4.95	7.81
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$47,012,405
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	482
Total Management Fee Paid (based on a unitary fee)	$202,964
Portfolio Turnover Rate	23%
Franklin U.S. Small Cap Multifactor Index ETF	PAGE 2	FLQS-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 30, 2025, the Fund updated its diversification policy to reflect that the Fund intends to be diversified in approximately the same proportion as its Underlying Index is diversified. Therefore, under the revised policy, the Fund will continue to track its Underlying Index even if the Fund operates as non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its Underlying Index.
In connection with this change, disclosure regarding the risks of non-diversification was added to the Fund’s prospectus to reflect that, when a fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.
This is a summary of certain changes to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Small Cap Multifactor Index ETF	PAGE 3	FLQS-ATSR-0526

Franklin Disruptive Commerce ETF
BUYZ | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Disruptive Commerce ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Disruptive Commerce ETF	$48	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Disruptive Commerce ETF returned -6.04%. The Fund compares its performance to the Russell 3000 Index, which returned 18.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Information technology (IT) sector led with absolute gains that were concentrated in Shopify (IT services industry), as well as AppLovin and Life360 (software). E-commerce platform provider Shopify—the Fund’s second-largest holding—rose on improving profitability and margins, strong merchant subscriber growth, and investor optimism around its streamlined cost structure and expanding ecosystem.

↑
In consumer staples, absolute returns were boosted by Costco Wholesale and Walmart, both of which are large, value-oriented retailers with strong grocery exposure and loyal customer bases. Their shares rose as cost-conscious consumers traded down amid historically elevated inflation, driving resilient sales and steady earnings growth. Walmart continued to grow its e-commerce business with faster delivery, expanded marketplace offerings, and improved fulfillment capabilities, helping it gain online share and compete more effectively with Amazon.

↑
Alphabet (Google) also contributed to absolute performance and was a major outlier to the upside in the interactive media and services industry, backed by strong advertising growth, improving cost discipline, and investor enthusiasm around its leadership in artificial intelligence. Other key contributors included Netflix in entertainment, eBay and Amazon.com in broadline retail, and Carvana in specialty retail.

Top detractors from performance:
↓
Core portfolio holdings were negatively impacted by higher interest rates, which compressed valuations and detracted from absolute performance for many growth-oriented e-commerce and fintech companies. At the same time, slowing consumer spending and normalization after pandemic-era demand weighed on revenue growth. Together, these macroeconomic pressures led investors to rotate away from higher-risk, long-duration growth stocks.

↓
Most consumer discretionary sector holdings (covering about 41% of the portfolio) traded lower and detracted from absolute performance, including key e-commerce detractors Sea, Alibaba Group Holding and MercadoLibre. Holdings in the hotels, restaurants and leisure industry also declined overall, with “last mile” delivery platform specialist DoorDash trading lower as investors reacted to slowing order growth and continued profitability concerns amid a more price-sensitive consumer environment.

↓
Fintech companies also detracted from absolute performance as cloud-based transaction and digital payments specialists such as Affirm Holdings, Toast, Adyen and Visa generally declined as the tougher consumer spending backdrop pressured payment volumes and weighed on valuations across digital commerce.

Franklin Disruptive Commerce ETF	PAGE 1	BUYZ-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Disruptive Commerce ETF 2/25/2020 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Disruptive Commerce ETF (NAV)	-6.04	-7.99	4.38
Russell 3000 Index	18.09	10.87	13.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$6,437,551
Total Number of Portfolio Holdings	56
Total Management Fee Paid (based on a unitary fee)	$39,886
Portfolio Turnover Rate	34%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Disruptive Commerce ETF	PAGE 2	BUYZ-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Disruptive Commerce ETF	PAGE 3	BUYZ-ATSR-0526

Franklin Dividend Growth ETF
FRIZ | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Dividend Growth ETF for the period August 28, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Dividend Growth ETF[1]	$29	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Amounts are for the period August 28, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 28, 2025, to March 31, 2026, Franklin Dividend Growth ETF returned -0.93%. The Fund compares its performance to the  NASDAQ US Broad Dividend Achievers Index, which returned 4.20% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Convenience fuel retailer Casey’s General Stores outperformed due to resilient consumer demand, record earnings growth, margin expansion from foodservice strength, and S&P 500 inclusion, which boosted investor demand.

↑	Renewable electric utility NextEra Energy’s outperformance was driven by strong regulated utility earnings, rapid renewable backlog growth and data-center power demand.
↑	Industrial motion controls manufacturer Parker-Hannifin had a positive impact on booming aerospace demand, margin expansion, earnings beats, raised guidance and early signs of industrial recovery.

Top detractors from performance:
↓
Enterprise software giant Microsoft underperformed as heavy artificial intelligence (AI) capital spending, margin pressure and valuation concerns outweighed strong revenue growth and dividend stability.

↓	Vertical software conglomerate Roper Technologies lagged due to weaker guidance, slower organic growth in key units, and earnings resets.
↓	Alternative asset manager Apollo Global Management underperformed amid private credit liquidity fears, fund redemption caps, and heightened regulatory and credit-cycle concerns.
Franklin Dividend Growth ETF	PAGE 1	47537-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Dividend Growth ETF 8/28/2025 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (8/28/2025)
Franklin Dividend Growth ETF (NAV)	-0.93
S&P 500 Index	32.64
NASDAQ US Broad Dividend Achievers Index	4.20
Returns for less than one year have not been annualized.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$4,928,124
Total Number of Portfolio Holdings	42
Total Management Fee Paid (based on a unitary fee)	$14,711
Portfolio Turnover Rate	10%
Franklin Dividend Growth ETF	PAGE 2	47537-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Dividend Growth ETF	PAGE 3	47537-ATSR-0526

Franklin Dynamic Municipal Bond ETF
FLMI | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Dynamic Municipal Bond ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Dynamic Municipal Bond ETF	$31	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Dynamic Municipal Bond ETF returned 5.63%. The Fund compares its performance to the Bloomberg Municipal 1-15 Year Index, which returned 4.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in AAA rated bonds.
↑	Overweight allocation to non-rated bonds.
↑	Yield curve contributions, including an overweight to bonds with 20 years to maturity.

Top detractors from performance:
↓	Overweight to A rated bonds.
↓	Overweight to bonds with 20 years to maturity.
↓	Underweight to bonds with 2 years to maturity.
Franklin Dynamic Municipal Bond ETF	PAGE 1	FLMI-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Dynamic Municipal Bond ETF 8/31/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (8/31/2017)
Franklin Dynamic Municipal Bond ETF (NAV)	5.63	2.21	2.88
Bloomberg Municipal Bond Index	4.29	0.84	2.08
Bloomberg Municipal 1-15 Year Index	4.49	1.17	2.07
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,883,385,478
Total Number of Portfolio Holdings	1210
Total Management Fee Paid (based on a unitary fee)	$3,244,997
Portfolio Turnover Rate	34%
Franklin Dynamic Municipal Bond ETF	PAGE 2	FLMI-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Garrett L. Hamilton was added as a portfolio manager of the Fund.
This is a summary of a certain change to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Dynamic Municipal Bond ETF	PAGE 3	FLMI-ATSR-0526

Franklin Exponential Data ETF
XDAT | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Exponential Data ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Exponential Data ETF	$48	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Exponential Data ETF returned -5.98%. The Fund compares its performance to the Russell 3000 Index, which returned 18.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Interactive media and services stocks contributed to absolute returns, led by an exceptional return for Alphabet (Google). The stock surged on a rebound in digital advertising demand, strong operating leverage from cost discipline, and expanding margins that boosted earnings growth. It was further propelled by investor enthusiasm around Google’s artificial intelligence (AI) leadership and monetization opportunities across Search, Cloud, and other platforms.

↑
An overall decline in the information technology (IT) sector (averaging roughly 67% of total net assets) was kept in check by some outliers to the upside which contributed to absolute performance, including Cloudflare in IT services; Arista Networks in communications equipment; and CrowdStrike Holdings, AppLovin, Confluent (sold by period-end) and Life360 in software. Cloud-based network security platform provider Cloudflare, the Fund’s largest absolute contributor, rose sharply on accelerating enterprise demand, improving margins and operating leverage, and strong investor enthusiasm for its expanding role in AI infrastructure, cybersecurity, and edge computing.

↑
Elsewhere in the portfolio, streaming entertainment services provider Netflix advanced and contributed to absolute performance, as did key contributor Equinix in the specialized REITs (real estate investment trusts) industry. Equinix, a data center-focused company providing colocation and interconnection services for global digital infrastructure, rallied on elevated demand for data center capacity driven by cloud and AI workloads, resulting in steady recurring revenue growth throughout the period under review.

Top detractors from performance:
↓
Software industry holdings covered about half the portfolio and declined dramatically detracting from absolute performance in the latter half of the period, which translated into overall losses for most holdings, including key detractors Monday.com, Oracle (purchased during the period), Fair Isaac, Trend Micro, Zscaler and GitLab. Data-oriented software companies lagged as elevated interest rates compressed high-growth valuations just as enterprise customers tightened spending and optimized existing data stacks, while surging AI investment shifted budgets toward infrastructure and hyperscalers, intensifying competition and raising doubts about near-term revenue growth for standalone data platforms.

↓
All seven data-centric positions in the capital markets industry detracted from absolute performance, including large losses for digital trading platform providers such as Robinhood Markets and Coinbase Global, whose revenues are closely tied to transaction activity in volatile asset classes like cryptocurrencies and equities. They sold off amid regulatory uncertainty, and because trading volumes and crypto prices weakened, reducing their transaction-based revenues.

↓
China-based companies such as Tencent Holdings and Alibaba Group Holding detracted from absolute performance with sustained significant losses as persistent regulatory scrutiny, a weak domestic economy and consumer slowdown, and ongoing geopolitical tensions—including concerns over U.S.-China relations and potential delisting risks—undermined investor confidence and pressured growth expectations.

Franklin Exponential Data ETF	PAGE 1	XDAT-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Exponential Data ETF 1/12/2021 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (1/12/2021)
Franklin Exponential Data ETF (NAV)	-5.98	-2.00	-3.20
Russell 3000 Index	18.09	10.87	11.28
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$3,160,115
Total Number of Portfolio Holdings	69
Total Management Fee Paid (based on a unitary fee)	$20,045
Portfolio Turnover Rate	31%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Exponential Data ETF	PAGE 2	XDAT-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Exponential Data ETF	PAGE 3	XDAT-ATSR-0526

Franklin Focused Growth ETF
FFOG | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Focused Growth ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Focused Growth ETF	$60	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Focused Growth ETF returned 17.50%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 18.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stong absolute returns were driven by semiconductor and semiconductor equipment stocks such as NVIDIA, Broadcom and Taiwan Semiconductor Manufacturing, backed by surging demand tied to artificial intelligence (AI) and data center buildouts, easing inventory corrections, accelerating profits and expectations of improving end-market growth.

↑
Mixed results in the software industry contributed to absolute performance buoyed by overall contributions from Microsoft, AppLovin, Cadence Design Systems and ServiceNow (sold by period-end) foremost. AppLovin was an outlier to the upside, driven by strong revenue and margin growth from its high-performing AXON AI advertising engine, improving profitability and cash flow, and investor enthusiasm for its expanding role in AI-powered ad optimization despite broader volatility in software stocks.

↑
Select consumer discretionary sector stocks fared well and contributed to absolute performance, including the Fund’s large positions in Amazon.com and Tesla. In the interactive media and services industry, tech giants Alphabet (Google) and Meta Platforms were also notable absolute contributors.

Top detractors from performance:
↓
Most financials sector holdings depreciated and detracted from absolute performance, including key detractors, Tradeweb Markets (capital markets; sold by period-end) and Affirm Holdings (financial services; bought and sold during the period). Aerospace and defense companies such as Kratos Defense & Security Solutions (purchased during the period) also fared poorly as elevated interest rates weighed on valuations; investor rotation favored larger, more established defense primes over smaller, higher-growth names; and concerns about uneven contract timing, budget visibility, and execution risks pressured sentiment.

↓
Health care sector holdings detracted from absolute performance, as gains in the biotechnology and pharmaceuticals industry were countered by overall declines in health care technology, health care equipment and supplies, and life sciences tools and services, where Thermo Fisher Scientific shed about one-fifth of its equity value before it was completely sold.

↓
The rest of the major detractors to absolute performance were scattered across different industries and held for only a portion of the period under review, including Roblox (bought and sold during the period) in entertainment; Constellation Software (bought and sold during the period) in software; Carvana (purchased during the period) in specialty retail; Apple (purchased during the period) in technology hardware, storage and peripherals; and Snowflake (bought and sold during the period) in information technology (IT) services.

Franklin Focused Growth ETF	PAGE 1	FFOG-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Focused Growth ETF 4/13/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (4/13/2016)
Franklin Focused Growth ETF (NAV)	17.50	8.50	16.17
Russell 3000 Index	18.09	10.87	19.73
Russell 1000 Growth Index	18.81	12.76	16.77
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of a predecessor mutual fund after the market close on November 3, 2023. Performance shown for periods ending on or prior to November 6, 2023, is the performance of the Advisor Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the predecessor mutual fund’s Advisor Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$207,097,867
Total Number of Portfolio Holdings	41
Total Management Fee Paid (based on a unitary fee)	$970,658
Portfolio Turnover Rate	37%
Franklin Focused Growth ETF	PAGE 2	FFOG-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Focused Growth ETF	PAGE 3	FFOG-ATSR-0526

Franklin Genomic Advancements ETF
HELX | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Genomic Advancements ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Genomic Advancements ETF	$56	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Genomic Advancements ETF returned 22.84%. The Fund compares its performance to the Russell 3000 Index, which returned 18.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Biotechnology and pharmaceuticals stocks, led by key absolute contributors Insmed, United Therapeutics, Natera, BridgeBio Pharma, Exact Sciences (sold by period-end), Alnylam Pharmaceuticals, Ligand Pharmaceuticals and AstraZeneca. In general, both industries rallied on a combination of renewed investor appetite for defensive growth, strong drug pipelines, regulatory approvals, and company-specific drug development successes.

↑
To a lesser extent, select health care services stocks contributed to absolute performance such as Guardant Health, which more than doubled in value; and life sciences tools and services industry stocks such as Medpace Holdings and Adaptive Biotechnologies.

↑
A solitary position in the fertilizers and agricultural chemicals industry also contributed to absolute performance, where a major agricultural biotech company that provides genetically engineered crop seeds, conventional and hybrid (non-GMO) seeds, crop protection products and digital farming solutions rallied strongly. The company made progress using artificial intelligence across its operations, applying it to existing genetic modification and gene editing (e.g., CRISPR) tools and techniques alongside traditional breeding methods.

Top detractors from performance:
↓	Health care technology industry holdings detracted from absolute performance, where Doximity was a standout detractor. The Fund eliminated positions in all three related stocks by period-end.
↓
Mixed results in the biotech industry, where overall gains were reduced by a host of absolute detractors, including Vertex Pharmaceuticals, Ultragenyx Pharmaceutical, Sarepta Therapeutics (sold by period-end), BioMarin Pharmaceutical (sold by period-end), Recursion Pharmaceuticals and Twist Bioscience.

↓
Mixed results in the health care services industry, where the downside was anchored by a substantial selloff in GeneDx Holdings, a genomic testing company specializing in genetic diagnostics for rare diseases and inherited conditions. The company’s ongoing losses, cash burn, reimbursement and pricing pressures in genetic testing, and uncertainty around the pace of revenue growth and path to sustained profitability weighed on sentiment and detracted from absolute performance.

Franklin Genomic Advancements ETF	PAGE 1	HELX-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Genomic Advancements ETF 2/25/2020 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Genomic Advancements ETF (NAV)	22.84	-5.15	4.79
Russell 3000 Index	18.09	10.87	13.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$21,448,484
Total Number of Portfolio Holdings	61
Total Management Fee Paid (based on a unitary fee)	$85,277
Portfolio Turnover Rate	29%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Genomic Advancements ETF	PAGE 2	HELX-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Genomic Advancements ETF	PAGE 3	HELX-ATSR-0526

Franklin High Yield Corporate ETF
FLHY | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin High Yield Corporate ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin High Yield Corporate ETF	$42	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin High Yield Corporate ETF returned 8.05%. The Fund compares its performance to the ICE  BofA U.S. High Yield Constrained Index, which returned 6.90% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection in the energy sector
↑	Ratings-quality tilt, primarily favoring Ca, C and Ba-rated bonds
↑	security selection in the technology sector

Top detractors from performance:
↓	Security selection in the chemicals sector
↓	Underweight positioning and security selection in the wired sector
↓	Yield curve positioning
Franklin High Yield Corporate ETF	PAGE 1	FLHY-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin High Yield Corporate ETF 5/30/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin High Yield Corporate ETF (NAV)	8.05	4.64	5.83
Bloomberg U.S. Aggregate Index	4.35	0.31	1.98
ICE BofA U.S. High Yield Constrained Index	6.90	4.20	5.09
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$867,461,452
Total Number of Portfolio Holdings	268
Total Management Fee Paid (based on a unitary fee)	$2,685,741
Portfolio Turnover Rate	36%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin High Yield Corporate ETF	PAGE 2	FLHY-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin High Yield Corporate ETF	PAGE 3	FLHY-ATSR-0526

Franklin Income Equity Focus ETF
INCE | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Income Equity Focus ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Income Equity Focus ETF	$32	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Income Equity Focus ETF returned 21.01%. The Fund compares its performance to the  MSCI USA High Dividend Yield Index and the S&P 500 Index, which returned 13.33% and 17.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Information technology (IT), industrials, and materials sectors led absolute performance during the period.
↑	On an individual issuer basis, returns were driven by Albemarle, Exxon Mobil, and Analog Devices.
↑	Relative returns benefited from stock selection within the materials and IT sectors, in addition to selection and an underweight allocation among health care securities.

Top detractors from performance:
↓	Within the Fund’s equity allocation, returns were hindered by the consumer discretionary sector.
↓	UnitedHealth Group, Procter & Gamble, and Comcast were among the Fund’s leading detractors.
↓	Stock selection and underweight positioning within the energy sector weakened relative performance.
Franklin Income Equity Focus ETF	PAGE 1	INCE-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Income Equity Focus ETF 9/20/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (9/20/2016)
Franklin Income Equity Focus ETF (NAV)	21.01	11.31	13.07
Russell 3000 Index	18.09	10.87	13.79
MSCI USA High Dividend Yield Index	13.33	9.00	10.15
S&P 500 Index	17.80	12.07	14.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 31, 2024, the Fund changed its name and adopted the Fund’s current investment strategies.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$113,154,213
Total Number of Portfolio Holdings	47
Total Management Fee Paid (based on a unitary fee)	$290,203
Portfolio Turnover Rate	69%
Franklin Income Equity Focus ETF	PAGE 2	INCE-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Equity Focus ETF	PAGE 3	INCE-ATSR-0526

Franklin Income Focus ETF
INCM | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Income Focus ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Income Focus ETF	$40	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Income Focus ETF returned 13.65%. The Fund compares its performance to the Blended Benchmark†, which returned 9.65% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The health care, industrials, and consumer discretionary sectors led absolute fixed income performance. Community Health Systems was a top contributor within health care, while U.S. Treasuries (USTs) and Venture Global Partners II also assisted returns during the period.

↑	Among equities, returns were driven by the materials, industrials, and energy sectors. On an individual issuer basis, Albemarle, Johnson & Johnson, and Exxon Mobil added value.
↑
Underweight fixed income allocation to USTs and security selection among industrials assisted relative results. Meanwhile, equity returns benefited from selection within the materials and financials sectors.

Top detractors from performance:
↓	Among the Fund’s fixed income allocation, Coreweave was a slight detractor within the information technology (IT) sector.
↓	Consumer discretionary stocks modestly weighed on equity performance during the period. By issuer, Procter & Gamble, Qualcomm, and Accenture hindered results.
↓
Relative fixed income returns were weakened by selection within the health care sector. As for equities, selection among energy stocks and an overweight allocation to the IT sector detracted from relative returns.

Use of derivatives and the impact on performance:
The Fund utilized equity-linked notes to generate investment income for the portfolio while maintaining prospects for capital appreciation, as well as equity call and put options to sell and reduce positions and/or initiate and add to positions. In aggregate, these derivatives contributed to performance.
Franklin Income Focus ETF	PAGE 1	INCM-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Income Focus ETF 6/6/2023 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (6/6/2023)
Franklin Income Focus ETF (NAV)	13.65	10.61
Russell 3000 Index	18.09	17.32
Bloomberg U.S. Aggregate Index	4.35	4.22
Blended Benchmark†	9.65	10.32
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective January 1, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,370,474,881
Total Number of Portfolio Holdings	301
Total Management Fee Paid (based on a unitary fee)	$3,368,092
Portfolio Turnover Rate	42%
Franklin Income Focus ETF	PAGE 2	INCM-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Income Focus ETF	PAGE 3	INCM-ATSR-0526

Franklin Intelligent Machines ETF
IQM | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Intelligent Machines ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Intelligent Machines ETF	$64	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Intelligent Machines ETF returned 55.55%. The Fund compares its performance to the Russell 3000 Index, which returned 18.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Widespread absolute gains across 17 out of 19 industry allocations, led by semiconductor and semiconductor equipment stocks such as NVIDIA, Broadcom, Taiwan Semiconductor Manufacturing and Teradyne. Teradyne and several other semiconductor holdings more than doubled in value on surging demand tied to artificial intelligence (AI) and data center buildouts, easing inventory corrections, and expectations of improving end-market growth.

↑
Most of the holdings in the electrical equipment; and electronic equipment, instruments and components industries rallied along with semiconductor stocks amid the spike in global data center and power demand for large AI and cloud computing infrastructure projects. When combined, electrical equipment stocks rose more than 200%, led by key absolute contributors GE Vernova, while Celestica and Amphenol contributed to an absolute gain of more than 100% among makers of electronic instruments and components.

↑
High-tech construction and engineering firms like Quanta Services added solidly to overall absolute gains, as did aerospace and defense holdings such as Kratos Defense & Security Solutions. Select automobile and component companies also posted strong absolute gains, including electric vehicle (EV) manufacturer Tesla, which also benefited from rising demand for its battery storage and solar solutions.

Top detractors from performance:
↓
Most of the key individual detractors reduced overall absolute gains in the information technology (IT) sector and were not held for the entire period under review. These included newly purchased positions in SK Hynix and Advantest in semiconductors; Coherent in electronic equipment, instruments and components; Everpure in technology hardware, storage and peripherals; and both CoreWeave and Cloudflare in IT services, all of which had been viewed as opportunities for the longer term.

↓	The Fund also eliminated a few holdings that fell sharply, including key absolute detractors Oracle (bought and sold during the period), and Aurora Innovation.
↓
In the automobiles industry, BYD (purchased during the period) was the sole absolute detractor. Shares of BYD, a Chinese manufacturer of EVs, batteries, and renewable energy equipment, declined as intensifying EV price competition in China pressured margins, while slowing demand growth and investor concerns about profitability weighed on sentiment.

Franklin Intelligent Machines ETF	PAGE 1	IQM-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Intelligent Machines ETF 2/25/2020 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/25/2020)
Franklin Intelligent Machines ETF (NAV)	55.55	15.37	23.02
Russell 3000 Index	18.09	10.87	13.94
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$74,997,207
Total Number of Portfolio Holdings	86
Total Management Fee Paid (based on a unitary fee)	$246,412
Portfolio Turnover Rate	33%
Franklin Intelligent Machines ETF	PAGE 2	IQM-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Intelligent Machines ETF	PAGE 3	IQM-ATSR-0526

Franklin International Aggregate Bond ETF
FLIA | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin International Aggregate Bond ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin International Aggregate Bond ETF	$25	0.25%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin International Aggregate Bond ETF returned 2.58%. The Fund compares its performance to the Bloomberg Global Aggregate ex-USD Index Hedged USD, which returned 2.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration positioning in Japanese bonds
↑	Duration positioning in South Korean bonds
↑	Security selection in Italian government bonds

Top detractors from performance:
↓	Duration positioning in eurozone bonds
↓	U.S. market positioning
↓	Underweight allocation to the eurozone market
Use of derivatives and the impact on performance:
The Fund utilized currency forwards to hedge the portfolio, as it is benchmarked against a U.S.-dollar-hedged index, which detracted from performance.
Franklin International Aggregate Bond ETF	PAGE 1	FLIA-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Aggregate Bond ETF 5/30/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin International Aggregate Bond ETF (NAV)	2.58	0.72	1.06
Bloomberg Global Aggregate Index	4.26	-1.46	0.46
Bloomberg Global Aggregate ex-USD Index Hedged USD	2.77	1.13	2.22
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2020, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$716,193,587
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	59
Total Management Fee Paid (based on a unitary fee)	$1,664,069
Portfolio Turnover Rate	32%
Franklin International Aggregate Bond ETF	PAGE 2	FLIA-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective February 26, 2026, Sameer Kackar, CFA and Michael V. Salm were added as portfolio managers of the Fund.
This is a summary of certain changes to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Aggregate Bond ETF	PAGE 3	FLIA-ATSR-0526

Franklin Investment Grade Corporate ETF
FLCO | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Investment Grade Corporate ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Investment Grade Corporate ETF	$36	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Investment Grade Corporate ETF returned 4.53%. The Fund compares  itsperformance to the Bloomberg U.S. Corporate - Investment Grade Index, which returned 4.78% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Selection in the capital goods sector
↑	Selection in the communications sector
↑	Underweight allocation to the technology sector

Top detractors from performance:
↓	Selection in the banking sector
↓	Underweight allocation to the energy sector
↓	Overweight allocation to U.S. Treasuries
Franklin Investment Grade Corporate ETF	PAGE 1	FLCO-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Investment Grade Corporate ETF 10/3/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (10/3/2016)
Franklin Investment Grade Corporate ETF (NAV)	4.53	0.43	2.13
Bloomberg U.S. Aggregate Index	4.35	0.31	1.51
Bloomberg U.S. Corporate - Investment Grade Index	4.78	0.76	2.44
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$590,819,176
Total Number of Portfolio Holdings	225
Total Management Fee Paid (based on a unitary fee)	$2,042,957
Portfolio Turnover Rate	32%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Investment Grade Corporate ETF	PAGE 2	FLCO-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Investment Grade Corporate ETF	PAGE 3	FLCO-ATSR-0526

Franklin Multisector Income ETF
MULT | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Multisector Income ETF for the period August 26, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Multisector Income ETF[1]	$23	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Amounts are for the period August 26, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period August 26, 2025, to March 31, 2026, Franklin Multisector Income ETF returned 2.66%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 2.27% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight to the two- and 10-year portions of the U.S. Treasury yield curve
↑	Allocation to and security selection in high-yield corporate bonds
↑	Underweight exposure and security selection in investment-grade corporate bonds

Top detractors from performance:
↓	Overweight to the five-year segment of the U.S. Treasury yield curve
↓	Underweight exposure to agency mortgage-backed securities
↓	Security selection in the loans sector
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures and swaps to manage duration exposure which, in aggregate, contributed modestly to performance.
Franklin Multisector Income ETF	PAGE 1	46894-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Multisector Income ETF 8/26/2025 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (8/26/2025)
Franklin Multisector Income ETF (NAV)	2.66
Bloomberg U.S. Aggregate Index	2.27
Returns for less than one year have not been annualized.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$15,067,460
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	293
Total Management Fee Paid (based on a unitary fee)	$34,752
Portfolio Turnover Rate	103%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Multisector Income ETF	PAGE 2	46894-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multisector Income ETF	PAGE 3	46894-ATSR-0526

Franklin Municipal Green Bond ETF
FLMB | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Municipal Green Bond ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin Municipal Green Bond ETF	$31	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Municipal Green Bond ETF returned 4.62%. The Fund compares its performance to the  Bloomberg Municipal Bond Index, which returned 4.29% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Selection in:
↑	AAA rated bonds
↑	A rated bonds
↑	BBB rated bonds

Top detractors from performance:
↓	Overweight allocation to bonds with 20 years to maturity
↓	Overweight allocation to bonds with 5 years to maturity
↓	Underweight allocation to bonds with 2 years to maturity
Franklin Municipal Green Bond ETF	PAGE 1	FLMB-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Municipal Green Bond ETF 8/31/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (8/31/2017)
Franklin Municipal Green Bond ETF (NAV)	4.62	0.58	2.17
Bloomberg Municipal Bond Index	4.29	0.84	2.08
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective May 3, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$86,320,410
Total Number of Portfolio Holdings	94
Total Management Fee Paid (based on a unitary fee)	$279,591
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Municipal Green Bond ETF	PAGE 2	FLMB-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Municipal Green Bond ETF	PAGE 3	FLMB-ATSR-0526

Franklin Senior Loan ETF
FLBL | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Senior Loan ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Senior Loan ETF	$44	0.43%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Senior Loan ETF returned 2.95%. The Fund compares its performance to the  Morningstar LSTA U.S. Leveraged Loan 100 Index, which returned 5.94% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweighted allocation to the media non-cable sector
↑	Underweighted allocation to retailers
↑	Security selection in the gaming industry

Top detractors from performance:
↓	Security selection in the media non-cable sector
↓	Underweight in lower-quality loans versus the benchmark
↓	Yield curve positioning
Franklin Senior Loan ETF	PAGE 1	FLBL-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Senior Loan ETF 5/30/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (5/30/2018)
Franklin Senior Loan ETF (NAV)	2.95	5.15	4.54
Bloomberg U.S. Aggregate Index	4.35	0.31	1.98
Morningstar LSTA U.S. Leveraged Loan 100 Index	5.94	5.91	5.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$802,610,628
Total Number of Portfolio Holdings	218
Total Management Fee Paid (based on a unitary fee)	$4,540,274
Portfolio Turnover Rate	37%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Franklin Senior Loan ETF	PAGE 2	FLBL-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Senior Loan ETF	PAGE 3	FLBL-ATSR-0526

Franklin Systematic Style Premia ETF
FLSP | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Systematic Style Premia ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Systematic Style Premia ETF	$49	0.46%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Systematic Style Premia ETF returned 13.73%. The Fund compares its performance to the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The long-short equity strategy was a key driver of performance, as momentum and value factors added to returns, reflecting favorable stock selection and systematic factor positioning across the portfolio.

↑
The macro strategy  contributed positively, driven primarily by equities, where carry, value and momentum were broadly additive, further bolstered by commodities led by sulphur gasoil, silver and soybean oil, along with foreign exchange and a smaller positive contribution from rates.

↑	Country positioning within long-short equities also aided results, particularly in Japan and Hong Kong.

Top detractors from performance:
↓	The quality exposure detracted within long short equity, partially offsetting gains from momentum and value factors.
↓	Long positioning in software and short positioning in semiconductor-related industries weighed on results.
↓	Currency positioning also detracted, led by exposures to the Czech koruna, euro and Hungarian forint.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, FX forwards, equity index futures, swap contracts and commodities futures contracts to positively position the portfolio and minimize risk in accordance with the Fund’s strategy. In aggregate, these derivatives contributed to performance.
Franklin Systematic Style Premia ETF	PAGE 1	FLSP-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Systematic Style Premia ETF 12/18/2019 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (12/18/2019)
Franklin Systematic Style Premia ETF (NAV)	13.73	8.63	4.00
Russell 3000 Index	18.09	10.87	13.20
Bloomberg U.S. Aggregate Index	4.35	0.31	0.90
ICE BofA U.S. 3-Month Treasury Bill Index	4.00	3.34	2.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective December 16, 2025, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$710,422,614
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	277
Total Management Fee Paid (based on a unitary fee)	$2,108,853
Portfolio Turnover Rate	68%
Franklin Systematic Style Premia ETF	PAGE 2	FLSP-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 16, 2025, the list of primary investments of the Fund’s top-down risk premia strategy was updated to include risk premia total return swaps, including total return swaps referencing proprietary or third-party indices designed to capture systematic factor exposures across equity, fixed income, commodity and currency asset classes. The Fund’s bottom-up long/short equity strategy was also updated to state that the Fund may also utilize risk premia total return swaps to obtain long or short equity index exposures or take long or short positions in individual equities. In addition, the list of derivatives the Fund may use, among other instruments, was updated to include risk premia total return swaps.
Effective January 1, 2026, the investment management services provided by the Fund’s sub-advisor, K2/D&S Management Co., L.L.C (“K2 Advisors”) and the personnel of K2 Advisors who provided such services for the Fund, were transferred to the Fund’s investment manager, Franklin Advisers, Inc. Therefore, the sub-advisory agreement with K2 Advisors with respect to the Fund was terminated.
In addition, effective September 30, 2025, Chandra Seethamraju, PhD stepped down as a member of the Fund’s portfolio management team.
During the period, a voluntary waiver was established for the Fund pursuant to which the investment manager waives a portion of the Fund’s unified management fee so that such fee decreases as Fund assets increase according to the following schedule: 0.65% of the value of the Fund’s total assets up to and including $250 million; 0.55% of the value of the Fund’s total assets over $250 million and up to and including $500 million; 0.45% of the value of the Fund’s total assets over $500 million and up to and including $1 billion; and 0.39% of the value of the Fund’s total assets over $1 billion. Effective December 16, 2025, the voluntary waiver was changed so that the investment manager waives a portion of the Fund’s unified management fee so that such fee decreases as Fund assets increase according to the following schedule: 0.55% of the value of the Fund’s total assets up to and including $500 million; 0.45% of the value of the Fund’s total assets over $500 million and up to and including $1 billion; and 0.39% of the value of the Fund’s total assets over $1 billion. This waiver is voluntary and may be modified or terminated at any time by the investment manager without notice.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Systematic Style Premia ETF	PAGE 3	FLSP-ATSR-0526

Franklin U.S. Core Bond ETF
FLCB | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin U.S. Core Bond ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Core Bond ETF	$15	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Core Bond ETF returned 4.33%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight exposure to and security selection in investment-grade corporate bonds
↑	Overweight exposure to agency mortgage-backed securities
↑	Underweight to the 10-year portion of the U.S. Treasury (UST) yield curve

Top detractors from performance:
↓	Security selection in commercial mortgage-backed securities
↓	Lack of exposure to sovereign emerging market bonds
↓	Overweight to the 20-year portion of the UST yield curve
Use of derivatives and the impact on performance:
The Fund utilized interest rate swaps to manage duration exposure, which detracted from performance.
Franklin U.S. Core Bond ETF	PAGE 1	FLCB-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Core Bond ETF 9/17/2019 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (9/17/2019)
Franklin U.S. Core Bond ETF (NAV)	4.33	0.19	0.93
Bloomberg U.S. Aggregate Index	4.35	0.31	0.98
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,882,937,224
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	525
Total Management Fee Paid (based on a unitary fee)	$4,000,086
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Core Bond ETF	PAGE 2	FLCB-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Core Bond ETF	PAGE 3	FLCB-ATSR-0526

Franklin U.S. Treasury Bond ETF
FLGV | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin U.S. Treasury Bond ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Treasury Bond ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Treasury Bond ETF returned 3.41%. The Fund compares its performance to the  Bloomberg U.S. Treasury Index, which returned 3.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight exposure to the 30-year portion of the U.S. Treasury (UST) yield curve
↑	Underweight exposure to the 10-year segment of the UST yield curve
↑	Overweight exposure to the five-year portion of the UST yield curve

Top detractors from performance:
↓	Overweight exposure to the six-month portion of the UST yield curve
Franklin U.S. Treasury Bond ETF	PAGE 1	FLGV-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Treasury Bond ETF 6/9/2020 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/9/2020)
Franklin U.S. Treasury Bond ETF (NAV)	3.41	0.08	-0.52
Bloomberg U.S. Aggregate Index	4.35	0.31	0.02
Bloomberg U.S. Treasury Index	3.25	-0.14	-0.79
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,006,822,740
Total Number of Portfolio Holdings	45
Total Management Fee Paid (based on a unitary fee)	$927,502
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Treasury Bond ETF	PAGE 2	FLGV-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Treasury Bond ETF	PAGE 3	FLGV-ATSR-0526

Franklin Ultra Short Bond ETF
FLUD | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Ultra Short Bond ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Ultra Short Bond ETF	$15	0.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Ultra Short Bond ETF returned 4.59%. The Fund compares its performance to the ICE  BofA U.S. 3-Month Treasury Bill Index, which returned 4.00% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade (IG) corporate holdings in the banking industry contributed to relative performance
↑	IG holdings in consumer non-cyclical and cyclical segments supported results
There were no significant detractors from performance during the period.
Franklin Ultra Short Bond ETF	PAGE 1	FLUD-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Ultra Short Bond ETF 7/14/2020 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (7/14/2020)
Franklin Ultra Short Bond ETF (NAV)	4.59	3.49	3.21
Bloomberg U.S. Aggregate Index	4.35	0.31	-0.22
ICE BofA U.S. 3-Month Treasury Bill Index	4.00	3.34	2.93
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 12/9/24, the Fund changed its investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$232,498,330
Total Number of Portfolio Holdings	470
Total Management Fee Paid (based on a unitary fee)	$244,939
Portfolio Turnover Rate	34%
Franklin Ultra Short Bond ETF	PAGE 2	FLUD-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Ultra Short Bond ETF	PAGE 3	FLUD-ATSR-0526

Franklin FTSE Asia Ex Japan ETF
FLAX | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Asia Ex Japan ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Asia Ex Japan ETF	$22	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Asia Ex Japan ETF returned 28.30%. The Fund compares its performance to the  FTSE Asia ex Japan Capped Index-NR, which returned 28.19% for the same period..
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were information technology, financials and industrials.
↑	Individual holdings that contributed to absolute returns included Taiwan Semiconductor Manufacturing, Samsung Electronics, and SK Hynix.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was consumer discretionary.
↓	Individual holdings that hindered absolute returns included Meituan, Xiaomi and HDFC Bank.
Franklin FTSE Asia Ex Japan ETF	PAGE 1	FLAX-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Asia Ex Japan ETF 2/6/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Asia Ex Japan ETF (NAV)	28.30	3.09	5.11
FTSE Asia Pacific ex Japan Australia and New Zealand Index-NR	28.19	3.50	5.42
FTSE Asia ex Japan Capped Index-NR	28.19	3.50	5.46
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Asia Ex Japan ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$40,994,006
Total Number of Portfolio Holdings	1596
Total Management Fee Paid (based on a unitary fee)	$65,702
Portfolio Turnover Rate	7%
Franklin FTSE Asia Ex Japan ETF	PAGE 2	FLAX-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Asia Ex Japan ETF	PAGE 3	FLAX-ATSR-0526

Franklin FTSE Australia ETF
FLAU | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Australia ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Australia ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Australia ETF returned 22.01%. The Fund compares its performance to the  FTSE Australia Capped Index-NR, which returned 22.04% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials, and energy.
↑	Individual holdings that contributed to absolute returns were BHP Group Ltd., Commonwealth Bank of Australia, and Westpac Banking Corp.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was health care.
↓	Individual holdings that hindered absolute returns included CSL Ltd., Xero Ltd., and James Hardie Industries Plc.
Franklin FTSE Australia ETF	PAGE 1	FLAU-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Australia ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Australia ETF (NAV)	22.01	6.52	7.03
FTSE Australia Index-NR	22.04	6.56	7.02
FTSE Australia Capped Index-NR	22.04	6.56	7.02
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Australia ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$87,063,346
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	108
Total Management Fee Paid (based on a unitary fee)	$63,574
Portfolio Turnover Rate	7%
Franklin FTSE Australia ETF	PAGE 2	FLAU-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the banking industry and decreased exposure to the financial services sector.
Related disclosure regarding the risks of investing in the banking industry was added as a principal risk of the Fund and risk disclosure regarding the risks of the financial services sector was removed.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Australia ETF	PAGE 3	FLAU-ATSR-0526

Franklin FTSE Brazil ETF
FLBR | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Brazil ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Brazil ETF	$24	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Brazil ETF returned 55.29%. The Fund compares its performance to the  FTSE Brazil Capped Index-NR, which returned 55.63% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, utilities and materials.
↑	Individual holdings that contributed to absolute returns were Vale SA, Itau Unibanco Holding SA and Petroleo Brasileiro SA - Petrobras.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Ambipar Participacoes e Empreendimentos SA, Banco do Brasil SA and Hapvida Participacoes e Investimentos SA.
Franklin FTSE Brazil ETF	PAGE 1	FLBR-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Brazil ETF 11/3/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/3/2017)
Franklin FTSE Brazil ETF (NAV)	55.29	11.99	6.24
FTSE Brazil Index-NR	55.63	12.36	6.47
FTSE Brazil Capped Index-NR	55.63	12.35	6.54
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Brazil ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.   Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$501,933,414
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid (based on a unitary fee)	$483,705
Portfolio Turnover Rate	14%
Franklin FTSE Brazil ETF	PAGE 2	FLBR-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Brazil ETF	PAGE 3	FLBR-ATSR-0526

Franklin FTSE Canada ETF
FLCA | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Canada ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Canada ETF	$11	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Canada ETF returned 34.36%. The Fund compares its performance to the  FTSE Canada Capped Index-NR, which returned 34.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials and energy.
↑	Individual holdings that contributed to absolute returns were Royal Bank of Canada, Toronto-Dominion Bank and Shopify.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were industrials and real estate.
↓	Individual holdings that hindered absolute returns included Constellation Software, Thomas Reuters and Waste Connections.
Franklin FTSE Canada ETF	PAGE 1	FLCA-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Canada ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Canada ETF (NAV)	34.36	12.66	10.95
FTSE Canada Index-NR	34.16	12.45	10.71
FTSE Canada Capped Index-NR	34.16	12.45	10.71
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Canada ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$676,928,745
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	87
Total Management Fee Paid (based on a unitary fee)	$457,777
Portfolio Turnover Rate	17%
Franklin FTSE Canada ETF	PAGE 2	FLCA-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Canada ETF	PAGE 3	FLCA-ATSR-0526

Franklin FTSE China ETF
FLCH | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE China ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE China ETF	$20	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE China ETF returned 5.90%. The Fund compares its performance to the FTSE China Capped Index-NR, which returned 6.16% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials and industrials.
↑	Individual holdings that contributed to absolute returns were China Construction Bank Corp., Industrial and Commercial Bank of China and Zijin Mining Group.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were consumer discretionary and real estate.
↓	Individual holdings that hindered absolute returns included Xiaomi Corp, Alibaba Group Holding and Meituan.
Franklin FTSE China ETF	PAGE 1	FLCH-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE China ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE China ETF (NAV)	5.90	-4.79	0.54
FTSE China Index-NR	6.16	-4.64	0.69
FTSE China Capped Index-NR	6.16	-4.64	0.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE China ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$271,927,786
Total Number of Portfolio Holdings	1022
Total Management Fee Paid (based on a unitary fee)	$438,867
Portfolio Turnover Rate	7%
Franklin FTSE China ETF	PAGE 2	FLCH-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE China ETF	PAGE 3	FLCH-ATSR-0526

Franklin FTSE Europe ETF
FLEE | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Europe ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Europe ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Europe ETF returned 19.77%. The Fund compares its performance to the  FTSE Developed Europe Capped Index-NR, which returned 19.42% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, industrials and information technology.
↑	Individual holdings that contributed to absolute returns were ASML Holding NV, HSBC Holdings Plc and Banco Santander S.A.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was consumer discretionary.
↓	Individual holdings that hindered absolute returns included Novo Nordisk A/S, SAP SE and Relx Plc.
Franklin FTSE Europe ETF	PAGE 1	FLEE-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Europe ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Europe ETF (NAV)	19.77	9.07	7.48
FTSE Developed Europe Index-NR	19.42	8.76	7.22
FTSE Developed Europe Capped Index-NR	19.42	8.76	7.22
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Europe ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$107,072,951
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	500
Total Management Fee Paid (based on a unitary fee)	$101,144
Portfolio Turnover Rate	5%
Franklin FTSE Europe ETF	PAGE 2	FLEE-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Europe ETF	PAGE 3	FLEE-ATSR-0526

Franklin FTSE Eurozone ETF
FLEU | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Eurozone ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Eurozone ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Eurozone ETF returned 20.09%. The Fund compares its performance to the FTSE Developed Eurozone Index-NR and the Linked FTSE Developed Eurozone Index-NR†, which both returned 19.80% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that most contributed to absolute performance were financials, industrials and information technology.
↑	The individual holdings that most contributed to absolute performance were ASML Holding NV, Siemens Energy AG and Banco Santander, SA.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was consumer discretionary.
↓	The individual holdings that most detracted from absolute performance were SAP SE, Hermes International SCA and Sanofi SA.
Franklin FTSE Eurozone ETF	PAGE 1	FLEU-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Eurozone ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Eurozone ETF (NAV)	20.09	11.43	9.50
FTSE Developed Eurozone Index-NR	19.80	9.09	7.02
Linked FTSE Developed Eurozone Index-NR†	19.80	11.26	9.37
†	The Linked FTSE Developed Eurozone Index-NR measures the performance of the Fund’s previous underlying index (the FTSE Developed Europe Capped Hedged Index-NR) from Fund inception through July 31, 2023 followed by the performance of the Fund’s Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Eurozone ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark. Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$63,599,483
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	263
Total Management Fee Paid (based on a unitary fee)	$45,593
Portfolio Turnover Rate	6%
Franklin FTSE Eurozone ETF	PAGE 2	FLEU-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Eurozone ETF	PAGE 3	FLEU-ATSR-0526

Franklin FTSE Germany ETF
FLGR | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Germany ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Germany ETF	$9	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Germany ETF returned 8.20%. The Fund compares its performance to the  FTSE Germany Capped Index-NR, which returned 7.93% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, financials, and utilities.
↑	Individual holdings that contributed to absolute returns were Siemens Energy AG, Allianz SE, and Bayer AG.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were information technology, consumer staples, and consumer discretionary.
↓	Individual holdings that hindered absolute returns included SAP SE, Adidas AG, and Beiersdorf AG.
Franklin FTSE Germany ETF	PAGE 1	FLGR-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Germany ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Germany ETF (NAV)	8.20	6.26	4.88
FTSE Germany Index-NR	7.93	5.96	4.67
FTSE Germany Capped Index-NR	7.93	5.96	4.67
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Germany ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$39,992,660
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid (based on a unitary fee)	$45,152
Portfolio Turnover Rate	6%
Franklin FTSE Germany ETF	PAGE 2	FLGR-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Germany ETF	PAGE 3	FLGR-ATSR-0526

Franklin FTSE India ETF
FLIN | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE India ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE India ETF	$18	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE India ETF returned -12.17%. The Fund compares its performance to the FTSE India Capped Index-NR, which returned -12.08% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	On an absolute basis, there were no sectors that contributed to performance.
↑	Individual holdings that contributed to absolute return included Bharti Enterprises Holding PVT Ltd., GE Vernova T&D India Ltd. and Vedanta Ltd.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were financials, information technology and consumer staples.
↓	Individual holdings that detracted from absolute returns included HDFC Bank, Ltd., Infosys Ltd. and ICICI Bank Ltd.
Franklin FTSE India ETF	PAGE 1	FLIN-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE India ETF 2/6/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE India ETF (NAV)	-12.17	4.28	4.92
FTSE India Index-NR	-12.08	5.91	6.40
FTSE India Capped Index-NR	-12.08	5.91	6.39
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE India ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,456,752,876
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	273
Total Management Fee Paid (based on a unitary fee)	$4,712,522
Portfolio Turnover Rate	14%
Franklin FTSE India ETF	PAGE 2	FLIN-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Underlying Index’s (and therefore the Fund’s) increased exposure to the financial services sector.
Related disclosure regarding the risks of investing in the financial services sector was added as a principal risk of the Fund.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE India ETF	PAGE 3	FLIN-ATSR-0526

Franklin FTSE Japan ETF
FLJP | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Japan ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Japan ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Japan ETF returned 26.40%. The Fund compares its performance to the FTSE Japan Capped Index-NR, which returned 26.36% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, information technology and financials.
↑	Individual holdings that contributed to absolute returns included Advantest, Softbank Group and Mitsubishi.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that detracted from absolute returns were Sony Group, Daiichi Sankyo and Keyence.
Franklin FTSE Japan ETF	PAGE 1	FLJP-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Japan ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Japan ETF (NAV)	26.40	6.53	6.46
FTSE Japan Index-NR (USD)	26.36	6.52	6.41
FTSE Japan Capped Index-NR	26.36	6.52	6.41
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Japan ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$2,896,359,147
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	478
Total Management Fee Paid (based on a unitary fee)	$2,187,146
Portfolio Turnover Rate	5%
Franklin FTSE Japan ETF	PAGE 2	FLJP-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Japan ETF	PAGE 3	FLJP-ATSR-0526

Franklin FTSE Japan Hedged ETF
FLJH | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Japan Hedged ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Japan Hedged ETF	$11	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Japan Hedged ETF returned 39.06%. The Fund compares its performance to the  FTSE Japan Capped Hedged Index-NR, which returned 38.96% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were industrials, information technology and financials.
↑	Individual holdings that contributed to absolute returns were Advantest, Softbank Group and Mitsubishi.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Sony Group, Daiichi Sankyo and Terumo.
Use of derivatives and the impact on performance:
The Fund utilized cash forwards  in order to seek to replicate the hedge impact incorporated in the calculation of the Underlying Index, which contributed to performance.
Franklin FTSE Japan Hedged ETF	PAGE 1	FLJH-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Japan Hedged ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Japan Hedged ETF (NAV)	39.06	18.48	13.63
FTSE Japan Index-NR	26.36	6.52	6.41
FTSE Japan Capped Hedged Index-NR	38.96	18.47	13.67
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Japan Hedged ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$132,572,828
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	478
Total Management Fee Paid (based on a unitary fee)	$93,834
Portfolio Turnover Rate	18%
Franklin FTSE Japan Hedged ETF	PAGE 2	FLJH-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Japan Hedged ETF	PAGE 3	FLJH-ATSR-0526

Franklin FTSE Latin America ETF
FLLA | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Latin America ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Latin America ETF	$24	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Latin America ETF returned 53.19%. The Fund compares its performance to the FTSE Latin America Capped Index-NR, which returned 53.49% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials and utilities.
↑	Individual holdings that contributed to absolute returns were Itau Unibanco Holdings SA, Vale SA and Grupo Mexico SAB de CV.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Ambipar Participacoes e Empreendimentos SA, Banco do Brasil SA and Hapvida Participacoes e Investimentos SA.
Franklin FTSE Latin America ETF	PAGE 1	FLLA-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Latin America ETF 10/9/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (10/9/2018)
Franklin FTSE Latin America ETF (NAV)	53.19	12.04	6.55
FTSE Latin America Index	54.50	12.90	7.26
FTSE Latin America Capped Index-NR	53.49	12.26	6.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Latin America ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$89,173,858
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	131
Total Management Fee Paid (based on a unitary fee)	$85,493
Portfolio Turnover Rate	12%
Franklin FTSE Latin America ETF	PAGE 2	FLLA-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Latin America ETF	PAGE 3	FLLA-ATSR-0526

Franklin FTSE Mexico ETF
FLMX | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Mexico ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Mexico ETF	$24	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Mexico ETF returned 52.06%. The Fund compares its performance to the  FTSE Mexico Capped Index-NR, which returned 52.46% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were materials, financials and consumer staples.
↑	Individual holdings that contributed to absolute returns included Grupo Mexico SAB de CV, Grupo Financiero Banorte SAB de CV and America Movil SAB de CV.
There were no significant detractors from performance during the period.
Franklin FTSE Mexico ETF	PAGE 1	FLMX-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Mexico ETF 11/3/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/3/2017)
Franklin FTSE Mexico ETF (NAV)	52.06	14.53	7.85
FTSE Mexico Index-NR	53.04	14.05	7.82
FTSE Mexico Capped Index-NR	52.46	14.54	7.87
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Mexico ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$87,555,308
Total Number of Portfolio Holdings	35
Total Management Fee Paid (based on a unitary fee)	$123,298
Portfolio Turnover Rate	21%
Franklin FTSE Mexico ETF	PAGE 2	FLMX-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Mexico ETF	PAGE 3	FLMX-ATSR-0526

Franklin FTSE Saudi Arabia ETF
FLSA | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Saudi Arabia ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Saudi Arabia ETF	$39	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Saudi Arabia ETF returned -1.07%. The Fund compares its performance to the FTSE Saudi Arabia Capped Index-NR, which returned -0.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were materials, financials and energy.
↑	Individual holdings that contributed to absolute returns were Saudi Arabian Mining Co., Saudi National Bank and Al Rajhi Bank.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were utilities, information technology and consumer staples.
↓	Individual holdings that hindered absolute returns included ACWA Power Co., Elm Co. and Al Marai Co. JSC.
Franklin FTSE Saudi Arabia ETF	PAGE 1	FLSA-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Saudi Arabia ETF 10/9/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (10/9/2018)
Franklin FTSE Saudi Arabia ETF (NAV)	-1.07	5.11	7.03
FTSE All World Index-NR	20.04	9.47	10.86
FTSE Saudi Arabia Capped Index-NR	-0.72	5.46	7.41
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Saudi Arabia ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$5,071,498
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Total Management Fee Paid (based on a unitary fee)	$66,022
Portfolio Turnover Rate	60%
Franklin FTSE Saudi Arabia ETF	PAGE 2	FLSA-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Saudi Arabia ETF	PAGE 3	FLSA-ATSR-0526

Franklin FTSE South Korea ETF
FLKR | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE South Korea ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE South Korea ETF	$14	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE South Korea ETF returned 111.11%. The Fund compares its performance to the  FTSE South Korea Capped Index-NR, which returned 111.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were information technology, industrials and financials.
↑	Individual holdings that contributed to absolute returns included Samsung Electronics, SK Hynix and Doosan Enerbility.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Hyundai Rotem, Samyang Foods and HLB.
Franklin FTSE South Korea ETF	PAGE 1	FLKR-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE South Korea ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE South Korea ETF (NAV)	111.11	6.83	7.31
FTSE South Korea Index-NR	116.73	6.85	7.65
FTSE South Korea Capped Index-NR	111.39	6.85	7.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE South Korea ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$420,781,815
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	156
Total Management Fee Paid (based on a unitary fee)	$206,039
Portfolio Turnover Rate	30%
Franklin FTSE South Korea ETF	PAGE 2	FLKR-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE South Korea ETF	PAGE 3	FLKR-ATSR-0526

Franklin FTSE Switzerland ETF
FLSW | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Switzerland ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Switzerland ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Switzerland ETF returned 15.04%. The Fund compares its performance to the FTSE Switzerland Capped Index-NR, which returned 14.81% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were health care, industrials, and financials.
↑	Individual holdings that contributed to absolute returns were Novartis, Roche, and ABB.

Top detractors from performance:
↓	There were no sectors that detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Sika, Alcon, and Partners Group.
Franklin FTSE Switzerland ETF	PAGE 1	FLSW-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Switzerland ETF 2/6/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Switzerland ETF (NAV)	15.04	7.93	8.99
FTSE Switzerland Index-NR	15.20	7.60	8.46
FTSE Switzerland Capped Index-NR	14.81	7.59	8.55
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Switzerland ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$75,854,220
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	50
Total Management Fee Paid (based on a unitary fee)	$53,549
Portfolio Turnover Rate	12%
Franklin FTSE Switzerland ETF	PAGE 2	FLSW-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Switzerland ETF	PAGE 3	FLSW-ATSR-0526

Franklin FTSE Taiwan ETF
FLTW | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Taiwan ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE Taiwan ETF	$24	0.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE Taiwan ETF returned 57.35%. The Fund compares its performance to the FTSE Taiwan Capped Index-NR, which returned 57.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were information technology, financials and industrials.
↑	Individual holdings that contributed to absolute returns were Taiwan Semiconductor Manufacturing, Delta Electronics and Hon Hai Precision Industry.

Top detractors from performance:
↓	The sectors that detracted most from absolute performance were consumer discretionary and health care.
↓	Individual holdings that detracted most from absolute returns were E Ink Holdings, Caliway Biopharmaceuticals, and Novatek Microelectronics.
Franklin FTSE Taiwan ETF	PAGE 1	FLTW-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Taiwan ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE Taiwan ETF (NAV)	57.35	12.53	14.36
FTSE Taiwan Index-NR	74.67	16.53	18.18
FTSE Taiwan Capped Index-NR	57.59	12.77	14.53
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Taiwan ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.   Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.   LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund.   LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,443,693,190
Total Number of Portfolio Holdings	133
Total Management Fee Paid (based on a unitary fee)	$1,216,522
Portfolio Turnover Rate	57%
Franklin FTSE Taiwan ETF	PAGE 2	FLTW-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Taiwan ETF	PAGE 3	FLTW-ATSR-0526

Franklin FTSE United Kingdom ETF
FLGB | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE United Kingdom ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin FTSE United Kingdom ETF	$10	0.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin FTSE United Kingdom ETF returned 24.74%. The Fund compares its performance to the FTSE UK Capped Index-NR, which returned 24.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance were financials, materials and health care.
↑	Individual holdings that contributed to absolute returns were HSBC Holdings Plc., AstraZeneca Plc. And Rolls-Royce Holdings.

Top detractors from performance:
↓	There were no sectors which materially detracted from absolute performance.
↓	Individual holdings that hindered absolute returns included Relx Plc., London Stock Exchange Group Plc. and Diageo Plc.
Franklin FTSE United Kingdom ETF	PAGE 1	FLGB-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE United Kingdom ETF 11/2/2017 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (11/2/2017)
Franklin FTSE United Kingdom ETF (NAV)	24.74	11.81	7.73
FTSE UK Index-NR	24.86	11.92	7.82
FTSE UK Capped Index-NR	24.86	11.92	7.82
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE United Kingdom ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$820,507,922
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	96
Total Management Fee Paid (based on a unitary fee)	$776,757
Portfolio Turnover Rate	5%
Franklin FTSE United Kingdom ETF	PAGE 2	FLGB-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE United Kingdom ETF	PAGE 3	FLGB-ATSR-0526

BrandywineGLOBAL-Dynamic US Large Cap Value ETF
DVAL | The Nasdaq Stock Market LLC	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about BrandywineGLOBAL-Dynamic US Large Cap Value ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	$52	0.49%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, BrandywineGLOBAL-Dynamic US Large Cap Value ETF returned 11.43%. The Fund compares its performance to the Russell 1000 Value Index and the S&P 500 Index, which returned 15.87% and 17.80%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Underweight positions in healthcare providers & services and healthcare equipment & supplies within technology contributed positively.
↑	Within consumer discretionary, an overweight to automobiles and strong stock selection in broadline retail added value.
↑	Not owning real estate investment trusts resulted in no weight in real estate.
↑	From a factor perspective, the Fund’s net overweight companies with low share growth were a positive as share repurchasers outperformed share issuers.

Top detractors from performance:
↓
Being overweight wireless telecommunication services (T-Mobile US Inc.) and poor selection in diversified telecommunications (Comcast corporation) detracted as these industries and securities underperformed.

↓	Overweight in banks during the first quarter of 2026 and poor selection in the industry was a detractor within financials.
↓	Underweight semiconductors and semiconductor equipment was a negative within technology.
↓	From a factor perspective being underweight high 12-1 Month Momentum (a financial metric that measures a stock’s return from 12 months ago to 1 month ago) detracted as this group outperformed.
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	PAGE 1	DVAL-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – BrandywineGLOBAL-Dynamic US Large Cap Value ETF
3/31/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
BrandywineGLOBAL-Dynamic US Large Cap Value ETF (NAV)	11.43	7.12	10.64
Russell 3000 Index	18.09	10.87	13.72
Russell 1000 Value Index	15.87	9.43	10.58
S&P 500 Index	17.80	12.06	14.16
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of a predecessor mutual fund after the market close on October 28, 2022. Performance shown for periods ending on or prior to October 31, 2022, is the performance of the IS Class Shares of the predecessor mutual fund. Performance for the predecessor mutual fund has not been adjusted to reflect the Fund’s shares’ lower expenses than those of the predecessor mutual fund’s IS Class Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$81,956,311
Total Number of Portfolio Holdings	106
Total Management Fee Paid (based on a unitary fee)	$549,877
Portfolio Turnover Rate	80%
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	PAGE 2	DVAL-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On August 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s decreased exposure to securities in the energy sector.
Related risk disclosure was removed from the Fund’s principal risks.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL-Dynamic US Large Cap Value ETF	PAGE 3	DVAL-ATSR-0526

BrandywineGLOBAL - U.S. Fixed Income ETF
USFI | The Nasdaq Stock Market LLC	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about BrandywineGLOBAL - U.S. Fixed Income ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
BrandywineGLOBAL - U.S. Fixed Income ETF	$40	0.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, BrandywineGLOBAL - U.S. Fixed Income ETF returned 4.87%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
U.S. Government sovereign duration was the largest contributor to performance, as the Fund stayed tactical with positioning over the period. Performance was largely driven by a decline in U.S. Treasury yields as growth moderated and inflation eased. Markets increasingly priced a shift away from peak policy restrictiveness toward eventual easing, while periodic risk-off sentiment linked to geopolitical tensions and slowing activity supported demand for high-quality duration.

↑
U.S. agency mortgage-backed securities contributed positively and benefited from yield advantage relative to treasuries and steady income generation, while investor demand for carry helped offset periods of mortgage spread widening tied to rate volatility and prepayment uncertainty.

Top detractors from performance:
↓	An underweight to U.S. investment-grade corporate credit was a detractor as the sector was supported by income and generally resilient corporate fundamentals.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures, for hedging and alpha purposes and to manage its duration, which contributed to performance.
BrandywineGLOBAL - U.S. Fixed Income ETF	PAGE 1	USFI-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – BrandywineGLOBAL - U.S. Fixed Income ETF 7/25/2023 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (7/25/2023)
BrandywineGLOBAL - U.S. Fixed Income ETF (NAV)	4.87	3.76
Bloomberg U.S. Aggregate Index	4.35	4.30
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$13,537,931
Total Number of Portfolio Holdings	52
Total Management Fee Paid (based on a unitary fee)	$49,419
Portfolio Turnover Rate	199%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - U.S. Fixed Income ETF	PAGE 2	USFI-ATSR-0526

HOW HAS THE FUND CHANGED?
Effective  August 1, 2025, Paul Mielczarski was added as a portfolio manager of the Fund.
This is a summary of a change to the Fund since April 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
BrandywineGLOBAL - U.S. Fixed Income ETF	PAGE 3	USFI-ATSR-0526

Franklin FTSE Russia ETF
FLRU
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin FTSE Russia ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Franklin FTSE Russia ETF	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
**	Effective March 1, 2022, Franklin Advisory Services, LLC (the Fund’s investment manager) implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund sought to track the investment results of an index composed of Russian equities, as represented by the FTSE Russia RIC Capped Index-NR (the FTSE Russia Capped Index-NR or the Underlying Index). Effective February 28, 2024, the Fund’s Underlying Index was discontinued by the index provider FTSE Russell. Due to the discontinuation of the Fund’s underlying index and ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.
HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin FTSE Russia ETF 2/6/2018 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (2/6/2018)
Franklin FTSE Russia ETF (NAV)†	--	-79.21	-60.54
FTSE Russia Capped Index††	--	--	--
†	Total return information is based on unadjusted net asset value. During the 12-month period ended March 31, 2026, the Fund’s unrounded NAV per share increased from $0.005939 as of March 31, 2025, to $0.006163 as of March 31, 2026. Certain adjustments were made to the net asset value of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total return of 2.36% has been disclosed in the Financial Highlights and differs from that which is reported here.
††	Effective February 28, 2024, the Underlying Index was discontinued by the index provider, FTSE Russell. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the Underlying Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices). As
Franklin FTSE Russia ETF	PAGE 1	FLRU-ATSR-0526

disclosed in the latest prospectus dated August 1, 2025, the 5 Year and Since Inception Underlying Index returns were -2.06% and -3.71%, respectively as of December 31, 2023.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
The Franklin FTSE Russia ETF (the “Fund”) is managed by Franklin Advisory Services, LLC (Advisory Services). The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name and “FTSE®” is a trademark of the LSE Group companies. All rights in the Benchmarks vest in the relevant LSE Group company that owns the Benchmark.  Each Benchmark is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner.  LSE Group accepts no liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Benchmark or (b) investment in or operation of the Fund. LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Benchmark for the purpose to which it is being put by Advisory Services.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets*	$4,949
Total Number of Portfolio Holdings	36
Total Management Fee Paid (based on a unitary fee)	$0
Portfolio Turnover Rate	0%
*	As of March 31, 2026, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Net Assets)
*	As of March 31, 2026, the Fund’s portfolio was comprised of Russian equity securities (fair valued at $0) and USD cash.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin FTSE Russia ETF	PAGE 2	FLRU-ATSR-0526

Franklin Small Cap Enhanced ETF
FSML | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Small Cap Enhanced ETF for the period December 9, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Small Cap Enhanced ETF[1]	$14	0.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Amounts are for the period December 9, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period December 9, 2025, to March 31, 2026, Franklin Small Cap Enhanced ETF returned -0.90%. The Fund compares its performance to the Russell 2000 Index, which returned -0.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the information technology sector.
↑	Security selection in the energy sector.
↑	Allocation to the information technology sector, which varied during the review period.

Top detractors from performance:
↓	Stock selection in the health care sector.
↓	Security selection in the real estate sector.
↓	Underweight allocation to the energy sector.
Franklin Small Cap Enhanced ETF	PAGE 1	50069-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Small Cap Enhanced ETF 12/9/2025 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (12/9/2025)
Franklin Small Cap Enhanced ETF (NAV)	-0.90
Russell 1000 Index	32.71
Russell 2000 Index	-0.77
Returns for less than one year have not been annualized.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$112,499,257
Total Number of Portfolio Holdings	300
Total Management Fee Paid (based on a unitary fee)	$100,028
Portfolio Turnover Rate	37%
Franklin Small Cap Enhanced ETF	PAGE 2	50069-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Small Cap Enhanced ETF	PAGE 3	50069-ATSR-0526

Franklin U.S. Equity Index ETF
USPX | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin U.S. Equity Index ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin U.S. Equity Index ETF	$3	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Equity Index ETF returned 17.47%. The Fund compares its performance to the Morningstar US Target Market Exposure Index (the Underlying Index)† and the Linked Morningstar US Target Market Exposure Index††, which both returned 17.53% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The sectors that contributed most to absolute performance include information technology, communication services and industrials.
↑	The individual holdings that contributed most to absolute performance included Nvidia, Broadcom, and Google.

Top detractors from performance:
↓	The only sector that detracted from absolute performance was health care.
↓	There were no individual holdings that detracted from absolute performance.
Franklin U.S. Equity Index ETF	PAGE 1	USPX-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Equity Index ETF 6/1/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (6/1/2016)
Franklin U.S. Equity Index ETF (NAV)	17.47	10.51	11.10
Morningstar US Target Market Exposure Index†	17.53	11.54	-
Linked Morningstar US Target Market Exposure Index††	17.53	10.56	11.12
†	The Morningstar US Target Market Exposure Index did not commence calculation and publication until November 22, 2018.
††	The Linked Morningstar US Target Market Exposure Index measures the performance of the Fund’s previous underlying index, the LibertyQ Global Equity Index-NR, through July 31, 2022, followed by the performance of the Underlying Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$1,642,280,761
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	507
Total Management Fee Paid (based on a unitary fee)	$435,055
Portfolio Turnover Rate	3%
Franklin U.S. Equity Index ETF	PAGE 2	USPX-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Equity Index ETF	PAGE 3	USPX-ATSR-0526

Putnam International Stock ETF
PGRI | NYSE Arca, Inc.	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Putnam International Stock ETF for the period October 21, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Putnam International Stock ETF[1]	$24	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Amounts are for the period October 21, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period October 21, 2025, to March 31, 2026, Putnam International Stock ETF returned -4.60%. The Fund compares its performance to the  MSCI All Country World ex-US Growth Index-NR, which returned 7.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Hoya, a Japanese manufacturer of optical products.
↑	Overweight position in AIA Group, an Asian life insurance company.
↑	Out-of-benchmark position in British American Tobacco, a multinational consumer goods company.

Top detractors from performance:
↓	Overweight position in Alibaba Group, a Chinese technology company.
↓	Overweight position in Airbus, a European aerospace corporation.
↓	Overweight position in Nintendo, a Japanese consumer electronics and video game company.
Putnam International Stock ETF	PAGE 1	47497-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Putnam International Stock ETF 10/21/2025 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (10/21/2025)
Putnam International Stock ETF (NAV)	-4.60
MSCI All Country World ex-U.S. Index-NR	2.34
MSCI All Country World ex-US Growth Index-NR	7.23
Returns for less than one year have not been annualized.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$4,763,145
Total Number of Portfolio Holdings	27
Total Management Fee Paid (based on a unitary fee)	$11,994
Portfolio Turnover Rate	21%
Putnam International Stock ETF	PAGE 2	47497-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective November 17, 2025, the Fund’s principal investment strategies were revised to clarify that the Fund predominantly invests in “equity securities” of large and midsize companies located outside of the U.S. rather than in “common stocks” of large and midsize companies located outside of the U.S.
This is a summary of certain changes to the Fund since October 21, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam International Stock ETF	PAGE 3	47497-ATSR-0526

Templeton Emerging Markets Debt ETF
TEMD | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Templeton Emerging Markets Debt ETF for the period January 20, 2026, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Templeton Emerging Markets Debt ETF[1]	$8	0.44%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Amounts are for the period January 20, 2026, through March 31, 2026. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 20, 2026, to March 31, 2026, Templeton Emerging Markets Debt ETF returned -1.46%. The Fund compares its performance to the JP Morgan  EMBI Global Diversified Index, which returned -1.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Sovereign credit exposures contributed to relative performance. Positioning in sub investment-grade sovereign credits in the Middle East/Africa contributed.
↑	Within currency positions, the Fund’s positions in the Brazilian real and South Korean won contributed to absolute performance.
↑	Within currency positions, the Fund’s overweighted position in the Brazilian real and underweighted position in the South Korean won contributed to relative performance.

Top detractors from performance:
↓	Sovereign credit exposures detracted from absolute performance. Select exposures to sub investment-grade sovereign credits in the Middle East/Africa and Asia detracted.
↓	Currency positions detracted from absolute performance, due to the Fund’s positions in the Egyptian pound and Indian rupee.
↓	Currency positions detracted from relative performance, due to the Fund’s overweighted positions in the Egyptian pound and Indian rupee.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain positive or negative exposure to select currencies for both investment and hedging purposes. In aggregate, these positions detracted from performance.
Templeton Emerging Markets Debt ETF	PAGE 1	48762-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Templeton Emerging Markets Debt ETF 1/20/2026 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (1/20/2026)
Templeton Emerging Markets Debt ETF (NAV)	-1.46
Bloomberg Global Aggregate Index	4.15
JP Morgan EMBI Global Diversified Index	-1.01
Returns for less than one year have not been annualized.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$48,963,228
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	38
Total Management Fee Paid (based on a unitary fee)	$42,107
Portfolio Turnover Rate	0%
Templeton Emerging Markets Debt ETF	PAGE 2	48762-ATSR-0526

WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Emerging Markets Debt ETF	PAGE 3	48762-ATSR-0526

Templeton International Insights ETF
TINS | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Templeton International Insights ETF for the period October 21, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Templeton International Insights ETF[1]	$24	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Amounts are for the period October 21, 2025, through March 31, 2026. Expenses for the full reporting period would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period January 20, 2026, to March 31, 2026, Templeton International Insights ETF returned 4.81%. The Fund compares its performance to the  MSCI All Country World ex-U.S. Index-NR, which returned 2.62% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the information technology sector was the top contributor to relative performance for the period. The pace of artificial intelligence (AI)-driven change continued to accelerate, requiring a more discriminating approach to both direct and indirect exposures. The Fund remained focused on semi-conductor companies that we believed would benefit from stronger demand for AI, electric vehicles, and green energy.

↑
Stock selection in the industrials sector also contributed. The Fund’s industrials positioning was skewed toward Europe, particularly Germany as we believed this cyclical sector would benefit from improving macroeconomic conditions, structural demand for electrification and AI-driven investment in capital-intensive sectors.

↑	Regionally, stock selection and an overweight in the U.K. contributed significantly to relative performance.

Top detractors from performance:
↓	Stock selection in the health care sector was the top detractor from relative performance.
↓	Stock selection and an underweight in the materials sector also detracted from relative performance.
↓	Regionally, stock selection in Ireland was the largest detractor from relative performance.
Templeton International Insights ETF	PAGE 1	TINS-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Templeton International Insights ETF 10/21/2025 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

Since Inception (10/21/2025)
Templeton International Insights ETF (NAV)	4.81
MSCI All Country World ex-U.S. Index-NR	2.62
Returns for less than one year have not been annualized.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$5,229,054
Total Number of Portfolio Holdings	46
Total Management Fee Paid (based on a unitary fee)	$12,554
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton International Insights ETF	PAGE 2	TINS-ATSR-0526

HOW HAS THE FUND CHANGED?
Effective December 15, 2025, Matthew R. Nagle, CFA stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since  October 21, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton International Insights ETF	PAGE 3	TINS-ATSR-0526

Western Asset Bond ETF
WABF | The Nasdaq Stock Market LLC	Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Western Asset Bond ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset Bond ETF	$36	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Western Asset Bond ETF returned 4.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Investment-grade credit positioning
↑	Structured credit positioning
↑	Emerging market debt positioning

Top detractors from performance:
↓	Duration positioning
↓	Yield curve positioning
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Bond ETF	PAGE 1	WABF-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Western Asset Bond ETF 9/19/2023 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	Since Inception (9/19/2023)
Western Asset Bond ETF (NAV)	4.75	5.88
Bloomberg U.S. Aggregate Index	4.35	5.48
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$16,359,043
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	436
Total Management Fee Paid (based on a unitary fee)	$57,465
Portfolio Turnover Rate	336%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Bond ETF	PAGE 2	WABF-ATSR-0526

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Bond ETF	PAGE 3	WABF-ATSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2025 and March 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $1,167,743 in March 31, 2025 and $1,263,961 in March 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2025 and $0 in March 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $334,000 in March 31, 2025 and $391,750 in March 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2025 and $0 in March 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,500,152 in March 31, 2025 and $4,066,959 in March 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Templeton ETF Trust
Financial Statements and Other Important Information
Annual | March 31, 2026

Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin International Dividend Booster Index ETF
Franklin U.S. Core Dividend Tilt Index ETF
Franklin U.S. Dividend Booster Index ETF
Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.8%
Communication Services — 6.4%
Diversified Telecommunication Services — 1.9%
China Tower Corp. Ltd., Class H Shares	52,000	$70,835 (a)
Emirates Integrated Telecommunications Co. PJSC	11,388	31,002
Emirates Telecommunications Group Co. PJSC	42,497	215,649
Hellenic Telecommunications Organization SA	2,327	43,757
LG Uplus Corp.	2,769	28,076
Ooredoo QPSC	14,196	48,425
Saudi Telecom Co.	21,463	243,079
Tata Communications Ltd.	1,469	20,876
Telekom Malaysia Bhd	3,900	6,839
Telkom Indonesia Persero Tbk PT	629,200	113,292
Total Diversified Telecommunication Services		821,830
Entertainment — 0.9%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	2,500	7,750
International Games System Co. Ltd.	3,278	77,208
NetEase Inc.	14,300	310,980 (b)
Total Entertainment		395,938
Interactive Media & Services — 2.0%
Info Edge India Ltd.	4,849	49,472
NAVER Corp.	247	32,495
Tencent Holdings Ltd.	13,400	827,224 (b)
Total Interactive Media & Services		909,191
Media — 0.0%††
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	1,300	1,841
Oriental Pearl Group Co. Ltd., Class A Shares	2,600	3,546
Total Media		5,387
Wireless Telecommunication Services — 1.6%
Advanced Info Service PCL, NVDR	15,600	176,434
Axiata Group Bhd	28,600	15,610
CelcomDigi Bhd	46,800	34,213
Etihad Etisalat Co.	4,225	73,520
Globe Telecom Inc.	455	12,171
Indosat Tbk PT	74,100	9,113
Maxis Bhd	36,400	32,364
Mobile Telecommunications Co. KSCP	27,742	51,075
PLDT Inc.	1,105	23,555
SK Telecom Co. Ltd.	1,300	64,845
Taiwan Mobile Co. Ltd.	16,200	55,233
TIM SA	9,100	47,853
Turkcell Iletisim Hizmetleri AS	14,677	34,944
Vodacom Group Ltd.	7,111	59,954
Total Wireless Telecommunication Services		690,884

Total Communication Services		2,823,230
Consumer Discretionary — 6.7%
Automobile Components — 0.3%
Bosch Ltd.	117	35,458
See Notes to Financial Statements.

1
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Fuyao Glass Industry Group Co. Ltd., Class A Shares	1,900	$15,680
Fuyao Glass Industry Group Co. Ltd., Class H Shares	6,800	50,869 (a)
Hankook Tire & Technology Co. Ltd.	1,118	39,489
Huayu Automotive Systems Co. Ltd., Class A Shares	2,600	7,232
Total Automobile Components		148,728
Automobiles — 1.1%
AIMA Technology Group Co. Ltd., Class A Shares	1,000	4,684
Bajaj Auto Ltd.	832	77,030
Ford Otomotiv Sanayi AS	8,710	19,797
Hero MotoCorp Ltd.	1,599	85,354
Hyundai Motor Co.	624	181,498
Hyundai Motor India Ltd.	1,716	32,168
Kia Corp.	650	61,620
Tofas Turk Otomobil Fabrikasi AS	1,482	9,121
Total Automobiles		471,272
Broadline Retail — 2.9%
Alibaba Group Holding Ltd.	58,461	887,332 (b)
JD.com Inc., Class A Shares	26,000	375,399 (b)
MINISO Group Holding Ltd.	5,200	20,401
Total Broadline Retail		1,283,132
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	3,900	2,925
Hotels, Restaurants & Leisure — 0.4%
Allwyn AG	2,106	31,763
Eternal Ltd.	4,589	11,079 *
H World Group Ltd.	20,800	103,732 (b)
Haidilao International Holding Ltd.	20,000	36,402 (a)(b)
Total Hotels, Restaurants & Leisure		182,976
Household Durables — 0.6%
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	5,200	28,474
Haier Smart Home Co. Ltd., Class A Shares	6,100	18,883
Haier Smart Home Co. Ltd., Class H Shares	26,000	68,713
Hisense Home Appliances Group Co. Ltd., Class A Shares	1,300	4,054
Hisense Home Appliances Group Co. Ltd., Class H Shares	2,000	5,089
Hisense Visual Technology Co. Ltd., Class A Shares	1,300	4,209
Jason Furniture Hangzhou Co. Ltd., Class A Shares	1,200	5,803
Midea Group Co. Ltd., Class A Shares	6,300	69,643
Midea Group Co. Ltd., Class H Shares	5,200	55,580
Oppein Home Group Inc., Class A Shares	500	3,859
Zhejiang Supor Co. Ltd., Class A Shares	500	3,174
Total Household Durables		267,481
Specialty Retail — 0.6%
Abu Dhabi National Oil Co. for Distribution PJSC	34,346	35,437
Chow Tai Fook Jewellery Group Ltd.	20,800	28,865
Jarir Marketing Co.	6,942	26,121
MR DIY Group M Bhd	24,700	9,333 (a)
Mr Price Group Ltd.	3,302	29,585
See Notes to Financial Statements.

2
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Petronas Dagangan Bhd	3,900	$21,036
Pop Mart International Group Ltd.	1,000	18,316 (a)(b)
PTT Oil & Retail Business PCL, NVDR	41,600	16,524
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	3,900	2,592
Vibra Energia SA	13,000	78,718
Zhongsheng Group Holdings Ltd.	6,500	6,815
Total Specialty Retail		273,342
Textiles, Apparel & Luxury Goods — 0.8%
ANTA Sports Products Ltd.	12,120	117,023
Bosideng International Holdings Ltd.	60,000	30,611
Laopu Gold Co. Ltd., Class H Shares	100	7,978
Li Ning Co. Ltd.	32,500	88,709
Page Industries Ltd.	78	26,131
Shenzhou International Group Holdings Ltd.	10,400	62,054
Total Textiles, Apparel & Luxury Goods		332,506

Total Consumer Discretionary		2,962,362
Consumer Staples — 3.2%
Beverages — 1.5%
Ambev SA	54,600	159,452
Anhui Gujing Distillery Co. Ltd., Class A Shares	400	5,957
Anhui Gujing Distillery Co. Ltd., Class B Shares	1,300	11,607
Anhui Yingjia Distillery Co. Ltd., Class A Shares	1,000	4,706
Arca Continental SAB de CV	5,811	66,583
China Resources Beer Holdings Co. Ltd.	19,500	63,771
China Resources Beverage Holdings Co. Ltd.	5,200	5,790
Chongqing Brewery Co. Ltd., Class A Shares	400	3,283
Coca-Cola Femsa SAB de CV	5,135	49,723
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	1,300	4,988
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	1,300	9,550
Kweichow Moutai Co. Ltd., Class A Shares	1,050	220,438
Luzhou Laojiao Co. Ltd., Class A Shares	1,300	19,703
Wuliangye Yibin Co. Ltd., Class A Shares	3,900	58,313
Total Beverages		683,864
Consumer Staples Distribution & Retail — 0.2%
CP Axtra PCL, NVDR	20,800	10,091
Nahdi Medical Co.	533	14,928
President Chain Store Corp.	7,000	49,156
Shoprite Holdings Ltd.	806	12,986
Total Consumer Staples Distribution & Retail		87,161
Food Products — 0.9%
Anjoy Foods Group Co. Ltd., Class A Shares	300	4,051
Charoen Pokphand Foods PCL, NVDR	40,300	25,539
China Feihe Ltd.	39,000	17,311 (a)
China Mengniu Dairy Co. Ltd.	34,000	74,590
COFCO Sugar Holding Co. Ltd., Class A Shares	1,300	2,658
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A Shares	1,300	5,639
Heilongjiang Agriculture Co. Ltd., Class A Shares	1,600	3,869
See Notes to Financial Statements.

3
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	2,600	$10,691
Indofood Sukses Makmur Tbk PT	57,200	21,373
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	5,700	21,746
Muyuan Foods Co. Ltd., Class A Shares	4,700	28,383
PPB Group Bhd	9,100	26,970
Uni-President China Holdings Ltd.	13,000	13,049
Uni-President Enterprises Corp.	59,000	131,029
Total Food Products		386,898
Household Products — 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	18,486	43,475
Unilever Indonesia Tbk PT	84,500	9,050
Total Household Products		52,525
Personal Care Products — 0.2%
Colgate-Palmolive India Ltd.	1,625	30,645
Giant Biogene Holding Co. Ltd	5,200	18,240 (a)
Hengan International Group Co. Ltd.	6,500	22,799
Hindustan Unilever Ltd.	780	16,901
Procter & Gamble Hygiene & Health Care Ltd.	130	12,778
Total Personal Care Products		101,363
Tobacco — 0.3%
ITC Ltd.	35,685	108,241
Smoore International Holdings Ltd.	13,000	14,724 (a)
Total Tobacco		122,965

Total Consumer Staples		1,434,776
Energy — 5.4%
Energy Equipment & Services — 0.1%
ADNOC Drilling Co. PJSC	31,577	44,013
Oil, Gas & Consumable Fuels — 5.3%
Alamtri Resources Indonesia Tbk PT	146,900	22,301
Bharat Petroleum Corp. Ltd.	27,092	80,263
China Shenhua Energy Co. Ltd., Class A Shares	5,200	35,198
China Shenhua Energy Co. Ltd., Class H Shares	39,000	229,418
Coal India Ltd.	26,039	123,663
Ecopetrol SA	50,622	38,743
Gazprom PJSC	44,709	0 *(c)(d)(e)
Golden Energy Mines Tbk PT	6,500	3,337
Guanghui Energy Co. Ltd., Class A Shares	5,200	5,022
Guangzhou Development Group Inc., Class A Shares	2,600	2,688
Hindustan Petroleum Corp. Ltd.	12,675	44,821
Indian Oil Corp. Ltd.	52,143	74,436
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	10,400	22,370
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A Shares	1,300	3,092
LUKOIL PJSC	2,268	0 *(c)(d)(e)
MOL Hungarian Oil & Gas PLC	4,407	52,017
Motor Oil Hellas Corinth Refineries SA	715	31,388
Oil & Natural Gas Corp. Ltd.	50,531	151,648
Oil India Ltd.	7,423	37,209
See Notes to Financial Statements.

4
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
PetroChina Co. Ltd., Class H Shares	216,000	$296,166
Petroleo Brasileiro SA - Petrobras	24,700	254,996
Petronet LNG Ltd.	9,815	25,710
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	1,300	1,536
PTT Exploration & Production PCL, NVDR	15,600	76,392
PTT PCL, NVDR	113,100	120,027
Qatar Fuel QSC	9,282	36,914
Rosneft Oil Co. PJSC	20,055	0 *(c)(d)(e)
Saudi Arabian Oil Co.	51,935	379,209 (a)
Shaanxi Coal Industry Co. Ltd., Class A Shares	7,800	28,900
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	2,600	3,316
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	3,900	3,772
Surgutneftegas PAO	132,846	0 *(c)(d)(e)
Tatneft PJSC	29,792	0 *(c)(d)(e)
Turkiye Petrol Rafinerileri AS	9,126	52,985
United Tractors Tbk PT	15,600	28,502
Yancoal Australia Ltd.	2,600	14,771
Yankuang Energy Group Co. Ltd., Class A Shares	3,900	10,926
Yankuang Energy Group Co. Ltd., Class H Shares	34,000	63,185
Total Oil, Gas & Consumable Fuels		2,354,921

Total Energy		2,398,934
Financials — 24.5%
Banks — 18.6%
Absa Group Ltd.	11,011	155,148
Abu Dhabi Commercial Bank PJSC	43,173	145,269
Abu Dhabi Islamic Bank PJSC	19,396	108,774
Agricultural Bank of China Ltd., Class A Shares	11,700	11,350
Agricultural Bank of China Ltd., Class H Shares	26,000	18,471
Al Rayan Bank	78,351	46,998
Alinma Bank	13,910	106,977
AMMB Holdings Bhd	35,100	57,127
Arab National Bank	10,127	58,129
Banco de Chile	527,462	94,973
Banco Santander Brasil SA	5,200	30,511
Banco Santander Chile	759,083	62,355
Bangkok Bank PCL, NVDR	7,800	39,378
Bank Al-Jazira	7,488	23,426
Bank Central Asia Tbk PT	483,600	183,543
Bank Negara Indonesia Persero Tbk PT	178,100	39,404
Bank of Baroda	13,273	34,649
Bank of Beijing Co. Ltd., Class A Shares	18,200	14,520
Bank of Changsha Co. Ltd., Class A Shares	2,600	3,625
Bank of Chengdu Co. Ltd., Class A Shares	2,600	6,445
Bank of China Ltd., Class H Shares	715,000	453,247
Bank of Communications Co. Ltd., Class A Shares	16,900	17,128
Bank of Communications Co. Ltd., Class H Shares	78,000	70,039
Bank of Hangzhou Co. Ltd., Class A Shares	3,400	8,246
See Notes to Financial Statements.

5
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of India	12,480	$18,025
Bank of Jiangsu Co. Ltd., Class A Shares	15,600	24,665
Bank of Nanjing Co. Ltd., Class A Shares	3,900	6,432
Bank of Ningbo Co. Ltd., Class A Shares	5,900	26,012
Bank of Shanghai Co. Ltd., Class A Shares	11,700	16,788
Bank of Suzhou Co. Ltd., Class A Shares	2,600	3,147
Bank of the Philippine Islands	28,470	46,817
Bank Rakyat Indonesia Persero Tbk PT	822,900	161,244
Banque Saudi Fransi	14,755	77,970
BOC Hong Kong Holdings Ltd.	45,500	248,387
Canara Bank	23,764	30,930
China CITIC Bank Corp. Ltd., Class A Shares	18,200	21,872
China CITIC Bank Corp. Ltd., Class H Shares	91,000	91,694
China Construction Bank Corp., Class A Shares	9,100	12,714
China Construction Bank Corp., Class H Shares	598,000	639,935
China Everbright Bank Co. Ltd., Class A Shares	39,000	18,126
China Everbright Bank Co. Ltd., Class H Shares	39,000	15,122
China Merchants Bank Co. Ltd., Class A Shares	16,900	96,212
China Merchants Bank Co. Ltd., Class H Shares	39,000	245,137
China Minsheng Banking Corp. Ltd., Class A Shares	31,200	17,121
China Minsheng Banking Corp. Ltd., Class H Shares	84,500	39,555
China Zheshang Bank Co. Ltd., Class A Shares	15,600	6,776
China Zheshang Bank Co. Ltd., Class H Shares	26,000	8,224
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	7,800	7,962
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	26,000	22,517
CIMB Group Holdings Bhd	100,100	186,652
Commercial Bank of Kuwait KPSC	15,704	24,347
Commercial Bank PSQC	40,443	47,385
CTBC Financial Holding Co. Ltd.	182,000	292,043
Dubai Islamic Bank PJSC	37,791	75,308
Dukhan Bank	30,160	28,677
Emirates NBD Bank PJSC	5,551	40,424
First Abu Dhabi Bank PJSC	50,583	234,098
Grupo Cibest SA	3,146	73,007
Grupo Financiero Banorte SAB de CV, Class O Shares	32,825	361,664
Hong Leong Bank Bhd	9,100	49,220
Huaxia Bank Co. Ltd., Class A Shares	13,000	13,778
Indian Bank	1,118	9,968
Industrial & Commercial Bank of China Ltd., Class A Shares	39,000	43,141
Industrial & Commercial Bank of China Ltd., Class H Shares	351,000	307,117
Industrial Bank Co. Ltd., Class A Shares	18,200	49,593
Kasikornbank PCL, NVDR	14,300	82,817
Komercni Banka AS	923	46,710
Krung Thai Bank PCL, NVDR	42,900	45,528
Malayan Banking Bhd	92,300	258,960
Mega Financial Holding Co. Ltd.	39,000	46,905
National Bank of Greece SA	10,400	158,593
See Notes to Financial Statements.

6
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Nedbank Group Ltd.	6,357	$99,068
Ping An Bank Co. Ltd., Class A Shares	16,900	27,112
Piraeus Bank SA	5,889	47,402 *
Postal Savings Bank of China Co. Ltd., Class H Shares	104,000	65,131 (a)
Public Bank Bhd	184,600	213,368
Punjab National Bank	30,017	31,824
Qatar International Islamic Bank QSC	13,715	41,887
Qatar Islamic Bank QPSC	21,775	135,458
Qatar National Bank QPSC	12,194	57,068
RHB Bank Bhd	46,800	97,553
Riyad Bank	16,692	131,130
Saudi Awwal Bank	11,349	112,807
Saudi Investment Bank	7,410	26,124
Saudi National Bank	33,709	375,662
Shanghai Commercial & Savings Bank Ltd.	52,000	63,435
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	28,600	42,154
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	7,800	10,288
Standard Bank Group Ltd.	17,173	305,437
TMBThanachart Bank PCL, NVDR	509,600	35,539
TS Financial Holding Co. Ltd.	91,000	65,895
Union Bank of India Ltd.	20,319	35,176
Woori Financial Group Inc.	2,132	44,612
Total Banks		8,233,181
Capital Markets — 0.4%
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A Shares	3,900	4,766
Guosen Securities Co. Ltd., Class A Shares	9,100	14,770
HDFC Asset Management Co. Ltd.	403	9,417 (a)
Korea Investment Holdings Co. Ltd.	585	77,343
Moscow Exchange MICEX-RTS PJSC	21,224	0 *(c)(d)(e)
Motilal Oswal Financial Services Ltd.	1,781	11,881
Samsung Securities Co. Ltd.	871	52,545
SooChow Securities Co. Ltd., Class A Shares	3,900	4,427
Total Capital Markets		175,149
Financial Services — 1.3%
Chailease Holding Co. Ltd.	19,624	67,214
Far East Horizon Ltd.	16,000	14,367
FirstRand Ltd.	67,457	339,462
Indian Railway Finance Corp. Ltd.	21,931	20,169 (a)
Jiangsu Financial Leasing Co. Ltd., Class A Shares	3,900	3,795
Power Finance Corp. Ltd.	16,159	64,654
REC Ltd.	14,547	46,793
Total Financial Services		556,454
Insurance — 4.2%
BB Seguridade Participacoes SA	7,800	51,995
Caixa Seguridade Participacoes S/A	6,500	22,841
Cathay Financial Holding Co. Ltd.	125,000	274,867
China Life Insurance Co. Ltd., Class H Shares	23,314	73,152
See Notes to Financial Statements.

7
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Fubon Financial Holding Co. Ltd.	125,000	$336,253
KGI Financial Holding Co. Ltd.	195,000	117,415
New China Life Insurance Co. Ltd., Class A Shares	2,000	17,817
New China Life Insurance Co. Ltd., Class H Shares	11,700	69,064
Old Mutual Ltd.	57,681	46,502
OUTsurance Group Ltd.	10,569	42,974
People’s Insurance Co. Group of China Ltd., Class H Shares	26,000	17,908
PICC Property & Casualty Co. Ltd., Class H Shares	78,000	141,869
Ping An Insurance Group Co. of China Ltd., Class A Shares	6,500	53,436
Ping An Insurance Group Co. of China Ltd., Class H Shares	50,500	382,927
Porto Seguro SA	2,600	25,149
Samsung Fire & Marine Insurance Co. Ltd.	247	71,037
Sanlam Ltd.	24,661	128,192
Thai Life Insurance PCL, NVDR	32,500	10,249
Total Insurance		1,883,647

Total Financials		10,848,431
Health Care — 0.6%
Biotechnology — 0.0%††
Hualan Biological Engineering Inc., Class A Shares	1,300	2,758
Health Care Equipment & Supplies — 0.1%
Autobio Diagnostics Co. Ltd., Class A Shares	900	4,359
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	26,000	12,436
Total Health Care Equipment & Supplies		16,795
Health Care Providers & Services — 0.3%
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	3,900	2,981
Mouwasat Medical Services Co.	1,079	20,889
Rede D’Or Sao Luiz SA	15,600	116,419 (a)
Total Health Care Providers & Services		140,289
Pharmaceuticals — 0.2%
Dong-E-E-Jiao Co. Ltd., Class A Shares	800	6,622
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A Shares	1,300	4,954
Richter Gedeon Nyrt	1,729	61,079
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A Shares	700	4,145
Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class S Shares	2,600	8,398
Total Pharmaceuticals		85,198

Total Health Care		245,040
Industrials — 5.8%
Aerospace & Defense — 0.1%
Hanwha Aerospace Co. Ltd.	13	10,601
Hindustan Aeronautics Ltd.	1,417	52,097
Total Aerospace & Defense		62,698
Air Freight & Logistics — 0.1%
SAL Saudi Logistics Services	286	12,728
Sinotrans Ltd., Class A Shares	2,600	2,319
Sinotrans Ltd., Class H Shares	26,000	15,686
ZTO Express Cayman Inc.	1,300	31,255 (b)
Total Air Freight & Logistics		61,988
See Notes to Financial Statements.

8
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — 0.0%††
Beijing New Building Materials PLC, Class A Shares	1,300	$4,909
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	39,000	26,712
Indian Railway Catering & Tourism Corp. Ltd.	3,705	19,316
Shanghai M&G Stationery Inc., Class A Shares	900	3,293
Total Commercial Services & Supplies		49,321
Construction & Engineering — 0.2%
China Railway Group Ltd., Class A Shares	19,500	15,331
China Railway Group Ltd., Class H Shares	52,000	26,795
Enka Insaat ve Sanayi AS	11,024	23,161
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	5,200	7,582
Sinoma International Engineering Co., Class A Shares	1,300	1,944
Total Construction & Engineering		74,813
Electrical Equipment — 0.4%
Doosan Enerbility Co. Ltd.	39	2,338 *
Ecopro Co. Ltd.	247	22,496
Goneo Group Co. Ltd., Class A Shares	906	5,490
Ningbo Deye Technology Co. Ltd., Class A Shares	700	13,324
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	1,300	4,935
Sichuan Huafeng Technology Co. Ltd., Class A Shares	1,131	16,913 *
Teco Electric and Machinery Co. Ltd.	23,000	43,165
WEG SA	7,800	76,193
Total Electrical Equipment		184,854
Ground Transportation — 0.5%
Container Corp. of India Ltd.	4,186	18,770
Daqin Railway Co. Ltd., Class A Shares	16,900	13,116
GMexico Transportes SAB de CV	5,148	9,730 (c)(d)
Localiza Rent a Car SA	13,000	116,956
Rumo SA	13,000	40,454
Total Ground Transportation		199,026
Industrial Conglomerates — 1.5%
Astra International Tbk PT	241,800	88,926
Bidvest Group Ltd.	4,095	54,437
CITIC Ltd.	65,000	97,995
Far Eastern New Century Corp.	39,000	32,083
Industries Qatar QSC	36,621	107,017
KOC Holding AS	8,931	39,113
LG Corp.	1,482	80,116
Quinenco SA	3,549	16,401
Sime Darby Bhd	36,400	20,317
SK Square Co. Ltd.	377	114,824 *
Total Industrial Conglomerates		651,229
Machinery — 0.9%
Ashok Leyland Ltd.	37,895	61,580
Cummins India Ltd.	1,326	62,912
HD Hyundai Marine Solution Co. Ltd.	78	9,146
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	468	105,110
See Notes to Financial Statements.

9
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Sany Heavy Industry Co. Ltd., Class A Shares	7,800	$21,706
Sinotruk Hong Kong Ltd.	7,500	37,097
Weichai Power Co. Ltd., Class A Shares	2,000	7,019
Weichai Power Co. Ltd., Class H Shares	7,000	24,392
Yangzijiang Shipbuilding Holdings Ltd.	14,300	41,898
Yutong Bus Co. Ltd., Class A Shares	2,300	11,942
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	6,500	8,094
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	20,800	22,948
Total Machinery		413,844
Marine Transportation — 0.8%
COSCO Shipping Holdings Co. Ltd., Class A Shares	10,400	22,602
COSCO Shipping Holdings Co. Ltd., Class H Shares	26,000	49,412
Evergreen Marine Corp. Taiwan Ltd.	13,000	81,123
HMM Co. Ltd.	3,432	43,851
MISC Bhd	23,400	48,776
Orient Overseas International Ltd.	1,950	34,597
Wan Hai Lines Ltd.	13,000	31,351
Yang Ming Marine Transport Corp.	19,000	30,904
Total Marine Transportation		342,616
Passenger Airlines — 0.3%
Eva Airways Corp.	39,000	41,415
Latam Airlines Group SA	4,377,217	106,933
Total Passenger Airlines		148,348
Professional Services — 0.0%††
L&T Technology Services Ltd.	351	11,552 (a)
Trading Companies & Distributors — 0.1%
Posco International Corp.	520	24,275
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	1,300	2,089
Xiamen C & D Inc., Class A Shares	2,600	3,343
Total Trading Companies & Distributors		29,707
Transportation Infrastructure — 0.8%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	5,200	7,424
China Merchants Port Holdings Co. Ltd.	13,570	25,339
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	4,914	120,429
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	2,145	71,812
Jiangsu Expressway Co. Ltd., Class A Shares	1,300	2,268
Jiangsu Expressway Co. Ltd., Class H Shares	10,000	12,870
Qingdao Port International Co. Ltd., Class A Shares	1,300	1,621
Qingdao Port International Co. Ltd., Class H Shares	13,000	11,292 (a)
Salik Co. PJSC	22,841	31,650
Shandong Hi-speed Co. Ltd., Class A Shares	1,300	2,014
Shanghai International Port Group Co. Ltd., Class A Shares	7,800	5,748
Taiwan High Speed Rail Corp.	26,000	21,430
Westports Holdings Bhd	11,700	17,135
Total Transportation Infrastructure		331,032

Total Industrials		2,565,937
See Notes to Financial Statements.

10
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 33.5%
Communications Equipment — 0.1%
Accton Technology Corp.	1,000	$47,232
Electronic Equipment, Instruments & Components — 3.2%
Avary Holding Shenzhen Co. Ltd., Class A Shares	2,100	15,862
Delta Electronics Inc.	4,600	198,561
Delta Electronics Thailand PCL, NVDR	2,600	20,418
E Ink Holdings Inc.	13,000	55,505
Elite Material Co. Ltd.	1,279	104,016
Foxconn Industrial Internet Co. Ltd., Class A Shares	10,400	77,488
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	1,500	4,040
Hon Hai Precision Industry Co. Ltd.	53,100	311,425
Kingboard Holdings Ltd.	8,000	33,530
Largan Precision Co. Ltd.	1,199	80,821
Lotes Co. Ltd.	1,261	80,859
Shengyi Electronics Co. Ltd., Class A Shares	744	9,012
Shengyi Technology Co. Ltd., Class A Shares	2,600	20,392
Shennan Circuits Co. Ltd., Class A Shares	200	6,356
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	900	7,347
Tripod Technology Corp.	6,000	63,528
Unimicron Technology Corp.	4,000	55,615
WT Microelectronics Co. Ltd.	9,000	61,088
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	1,900	20,899
Yageo Corp.	15,000	114,248
Zhejiang Dahua Technology Co. Ltd., Class A Shares	3,400	8,295
Zhen Ding Technology Holding Ltd.	11,000	71,051
Total Electronic Equipment, Instruments & Components		1,420,356
IT Services — 2.8%
Arabian Internet & Communications Services Co.	299	15,585
HCL Technologies Ltd.	12,701	179,651
Hexaware Technologies Ltd.	1,339	6,000
Infosys Ltd.	31,317	412,921
LTIMindtree Ltd.	1,105	46,761 (a)
Mphasis Ltd.	1,352	29,264
Persistent Systems Ltd.	1,105	56,820
Tata Consultancy Services Ltd.	12,168	302,619
Tech Mahindra Ltd.	7,514	109,642
Wipro Ltd.	35,971	71,162
Total IT Services		1,230,425
Semiconductors & Semiconductor Equipment — 19.1%
Alchip Technologies Ltd.	459	35,678
ASE Technology Holding Co. Ltd.	13,000	133,578
Biwin Storage Technology Co. Ltd., Class A Shares	325	9,975 *
Cambricon Technologies Corp. Ltd., Class A Shares	26	3,700 *
eMemory Technology Inc.	472	38,829
Global Unichip Corp.	340	23,025
Globalwafers Co. Ltd.	3,770	49,587
Hanmi Semiconductor Co. Ltd.	247	40,477
See Notes to Financial Statements.

11
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Henan Shijia Photons Technology Co. Ltd., Class A Shares	297	$3,577
Hua Hong Semiconductor Ltd., Class H Shares	1,000	9,904 *(a)
Hygon Information Technology Co. Ltd., Class A Shares	585	17,809
MediaTek Inc.	11,440	533,175
Nanya Technology Corp.	5,000	31,045 *
Novatek Microelectronics Corp.	7,550	89,622
Phison Electronics Corp.	1,300	60,995
Powertech Technology Inc.	9,100	53,228
Realtek Semiconductor Corp.	5,776	86,360
Shenzhen Techwinsemi Technology Co. Ltd., Class A Shares	200	11,007
SK hynix Inc.	2,704	1,424,691
Taiwan Semiconductor Manufacturing Co. Ltd.	99,000	5,450,110
United Microelectronics Corp.	156,000	275,696
Vanguard International Semiconductor Corp.	16,000	58,054
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	403	11,804 *
Yuanjie Semiconductor Technology Co. Ltd., Class A Shares	200	29,115
Total Semiconductors & Semiconductor Equipment		8,481,041
Software — 0.1%
360 Security Technology Inc., Class A Shares	6,500	10,070
Oracle Financial Services Software Ltd.	273	19,374
Shanghai Baosight Software Co. Ltd., Class A Shares	2,200	7,326
Shanghai Baosight Software Co. Ltd., Class B Shares	7,800	8,065
Tata Elxsi Ltd.	442	18,531
Total Software		63,366
Technology Hardware, Storage & Peripherals — 8.2%
Asia Vital Components Co. Ltd.	267	16,620
Asustek Computer Inc.	8,260	141,843
Compal Electronics Inc.	52,000	43,835
Gigabyte Technology Co. Ltd.	7,420	51,641
GRG Banking Equipment Co. Ltd., Class A Shares	2,600	4,280
Inventec Corp.	39,000	48,857
Lenovo Group Ltd.	78,000	91,031
Lite-On Technology Corp.	30,000	131,842
Pegatron Corp.	26,000	61,970
Quanta Computer Inc.	35,000	304,895
Samsung Electronics Co. Ltd.	22,672	2,474,951
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	923	7,330
Wistron Corp.	39,000	149,437
Wiwynn Corp.	1,000	103,222
Total Technology Hardware, Storage & Peripherals		3,631,754

Total Information Technology		14,874,174
Materials — 4.5%
Chemicals — 0.8%
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	6,500	5,186
Meihua Holdings Group Co. Ltd., Class A Shares	2,600	4,310
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	5,200	21,879
PhosAgro PJSC	21	0 *(c)(d)(e)
See Notes to Financial Statements.

12
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
PhosAgro PJSC, GDR	1	$0 *(c)(d)(e)
PhosAgro PJSC, Russian Stock Exchange	1,073	0 *(c)(d)(e)
SABIC Agri-Nutrients Co.	2,431	93,934
Sahara International Petrochemical Co.	3,887	16,760
Saudi Aramco Base Oil Co.	572	16,279
Saudi Basic Industries Corp.	9,516	152,911
Saudi Industrial Investment Group	3,770	13,291
Yanbu National Petrochemical Co.	2,132	20,271
Yunnan Yuntianhua Co. Ltd., Class A Shares	1,800	8,702
Zhejiang Longsheng Group Co. Ltd., Class A Shares	3,100	5,839
Total Chemicals		359,362
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd., Class A Shares	3,900	13,078
Anhui Conch Cement Co. Ltd., Class H Shares	13,340	36,072
Asia Cement Corp.	26,000	28,220
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A Shares	2,600	5,763
Huaxin Building Materials Group Co. Ltd., Class A Shares	1,400	4,297
Huaxin Building Materials Group Co. Ltd., Class H Shares	2,600	5,316
Total Construction Materials		92,746
Containers & Packaging — 0.1%
Klabin SA	11,700	43,713
Metals & Mining — 3.4%
Alrosa PJSC	54,971	0 *(c)(d)(e)
Aneka Tambang Tbk	110,500	22,757
Baoshan Iron & Steel Co. Ltd., Class A Shares	19,500	18,098
China Hongqiao Group Ltd.	41,100	182,219
China Nonferrous Mining Corp. Ltd.	18,000	26,379
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	2,600	6,151
CSN Mineracao SA	6,500	6,162
GMK Norilskiy Nickel PAO	69,300	0 *(c)(d)(e)
Gold Fields Ltd.	4,043	179,623
Grupo Mexico SAB de CV, Series B Shares	585	6,223
Hindustan Zinc Ltd.	5,200	27,530
Huaibei Mining Holdings Co. Ltd., Class A Shares	2,600	5,101
Inner Mongolia ERDOS Resources Co. Ltd., Class A Shares	1,700	3,668
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	5,200	6,053
Jiangxi Copper Co. Ltd., Class A Shares	1,300	8,094
Jiangxi Copper Co. Ltd., Class H Shares	9,000	39,144
Korea Zinc Co. Ltd.	52	48,277
Kumba Iron Ore Ltd.	663	12,368
Nanjing Iron & Steel Co. Ltd., Class A Shares	5,200	4,141
NMDC Ltd.	40,950	32,929
Novolipetsk Steel PJSC	35,119	0 *(c)(d)(e)
Polyus PJSC	7,560	0 *(c)(d)(e)
Severstal PAO	6,090	0 *(c)(d)(e)
Tata Steel Ltd.	107,913	218,286
Tianshan Aluminum Group Co. Ltd., Class A Shares	3,900	10,046
See Notes to Financial Statements.

13
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	6,500	$5,468
United Co. RUSAL International PJSC	24,749	0 *(c)(d)(e)
Vale SA	30,540	482,375
Vedanta Ltd.	20,033	138,300
Western Mining Co. Ltd., Class A Shares	2,600	9,411
Total Metals & Mining		1,498,803

Total Materials		1,994,624
Real Estate — 1.6%
Diversified REITs — 0.1%
Fibra Uno Administracion SA de CV	35,373	57,192
KLCCP Stapled Group	6,500	14,545
Total Diversified REITs		71,737
Real Estate Management & Development — 1.5%
C&D International Investment Group Ltd.	13,000	20,909
China Overseas Land & Investment Ltd.	45,500	67,030
China Resources Land Ltd.	32,500	118,721
China Resources Mixc Lifestyle Services Ltd.	7,800	46,799 (a)
DLF Ltd.	10,114	53,754
Emaar Development PJSC	11,765	43,238
Emaar Properties PJSC	86,801	276,474
Longfor Group Holdings Ltd.	25,760	24,806 (a)(b)
Youngor Fashion Co. Ltd., Class A Shares	3,900	4,331
Total Real Estate Management & Development		656,062

Total Real Estate		727,799
Utilities — 4.6%
Electric Utilities — 2.0%
Axia Energia	11,700	131,206
CEZ AS	1,846	103,896
Cia Energetica de Minas Gerais	3,900	12,510
Cia Paranaense de Energia - Copel	28,600	84,508
CPFL Energia SA	2,600	24,278
Enel Americas SA	231,699	19,678
Equatorial SA	14,300	111,646
Inter RAO UES PJSC	811,741	0 *(c)(d)(e)
Interconexion Electrica SA ESP	4,680	35,818
Korea Electric Power Corp.	2,405	65,399
Manila Electric Co.	3,640	36,999
Neoenergia SA	6,500	41,512
Power Grid Corp. of India Ltd.	53,339	166,514
Saudi Energy Co.	8,528	38,475
Total Electric Utilities		872,439
Gas Utilities — 0.8%
Beijing Enterprises Holdings Ltd.	6,500	24,789
China Gas Holdings Ltd.	31,200	28,453
China Resources Gas Group Ltd.	10,400	25,243
ENN Energy Holdings Ltd.	9,100	73,529
ENN Natural Gas Co. Ltd., Class A Shares	2,600	8,350
See Notes to Financial Statements.

14
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — continued
	GAIL India Ltd.	37,947	$55,095
	Grupo Energia Bogota SA ESP	34,424	27,852
	Indraprastha Gas Ltd.	8,996	13,811
	Kunlun Energy Co. Ltd.	40,000	36,530
	Petronas Gas Bhd	11,700	51,897
Total Gas Utilities			345,549
Independent Power and Renewable Electricity Producers — 1.1%
	Aboitiz Power Corp.	16,900	13,353
	China Longyuan Power Group Corp. Ltd., Class H Shares	39,000	35,467
	China Power International Development Ltd.	52,000	20,959
	China Resources Power Holdings Co. Ltd.	26,000	60,521
	Engie Brasil Energia SA	3,900	24,519
	GD Power Development Co. Ltd., Class A Shares	13,000	9,110
	Global Power Synergy PCL, NVDR	10,400	10,722
	Huadian Power International Corp. Ltd., Class A Shares	7,800	5,319
	Huadian Power International Corp. Ltd., Class H Shares	26,000	13,365
	Huaneng Power International Inc., Class A Shares	9,100	9,249
	Huaneng Power International Inc., Class H Shares	52,000	39,132
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	3,900	2,891
	NHPC Ltd.	39,182	30,454
	NTPC Ltd.	55,978	218,751
	Shaanxi Energy Investment Co. Ltd., Class A Shares	7,800	12,174
	Shenergy Co. Ltd., Class A Shares	3,900	5,031
	Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares	7,800	6,132
Total Independent Power and Renewable Electricity Producers			517,149
Multi-Utilities — 0.2%
	Dubai Electricity & Water Authority PJSC	107,887	79,007
	Nebras Energy	7,033	27,738
Total Multi-Utilities			106,745
Water Utilities — 0.5%
	Beijing Enterprises Water Group Ltd.	52,000	17,974
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,800	175,757
	Guangdong Investment Ltd.	26,000	25,933
Total Water Utilities			219,664

Total Utilities			2,061,546
Total Common Stocks (Cost — $40,043,723)			42,936,853
	Rate
Preferred Stocks — 2.7%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Hyundai Motor Co.	1.114%	91	13,605 (f)
Hyundai Motor Co., Series 2	1.118%	143	21,707 (f)

Total Consumer Discretionary			35,312
Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Petroleo Brasileiro SA - Petrobras	0.531%	31,200	290,792 (f)
See Notes to Financial Statements.

15
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Emerging Market Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Oil, Gas & Consumable Fuels — continued
Surgutneftegas PAO	—	162,582	$0 *(d)(e)(f)

Total Energy			290,792
Financials — 1.2%
Banks — 1.2%
Grupo Cibest SA	1.671%	5,200	95,941 (f)
Itau Unibanco Holding SA	0.034%	50,700	422,148 (f)
Total Banks			518,089
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	5.471%	26	6,052 (f)

Total Financials			524,141
Information Technology — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
Samsung Electronics Co. Ltd.	0.497%	3,536	263,183 (f)

Utilities — 0.2%
Electric Utilities — 0.2%
Axia Energia, Class B Shares	2.025%	2,600	31,955 (f)
Cia Energetica de Minas Gerais	1.157%	23,400	56,507 (f)

Total Utilities			88,462
Total Preferred Stocks (Cost — $1,017,320)			1,201,890
Total Investments before Short-Term Investments (Cost — $41,061,043)			44,138,743

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $412)	3.536%	412	412 (g)(h)(i)
Total Investments — 99.5% (Cost — $41,061,455)			44,139,155
Other Assets in Excess of Liabilities — 0.5%			208,043
Total Net Assets — 100.0%			$44,347,198

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At March 31, 2026, the value of these securities was $2,615,446, representing 5.90% of net assets.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Value is less than $1.
(f)	Rate shown represents yield-to-maturity.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $412 and the cost was $412 (Note 6).

(i)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
GDR	—	Global Depositary Receipts
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Private Joint Stock Company

See Notes to Financial Statements.

16
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Emerging Market Core Dividend Tilt Index ETF
Summary of Investments by Country (unaudited)
Taiwan	25.2%
China	23.8
South Korea	12.3
India	8.6
Brazil	6.7
Saudi Arabia	4.6
South Africa	3.3
United Arab Emirates	3.1
Malaysia	2.6
Mexico	1.8
Indonesia	1.6
Thailand	1.5
Qatar	1.3
Greece	0.7
Chile	0.7
Colombia	0.6
Turkey	0.4
Czech Republic	0.3
Philippines	0.3
Hungary	0.3
Kuwait	0.2
Hong Kong	0.1
Australia	0.0 ††
Russia	0.0 ††
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets Index	2	6/26	$151,204	$145,460	$(5,744)
See Notes to Financial Statements.

17
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.6%
Communication Services — 4.8%
Diversified Telecommunication Services — 2.6%
BT Group PLC	1,016,160	$2,820,720
Deutsche Telekom AG, Registered Shares	258,100	9,501,380
Elisa oyj	45,820	2,213,116
HKT Trust & HKT Ltd.	1,160,000	1,808,015
Infrastrutture Wireless Italiane SpA	110,200	870,396 (a)(b)
Koninklijke KPN NV	1,259,760	6,971,532
Orange SA	575,940	11,729,094
Singapore Telecommunications Ltd.	348,000	1,332,496
Swisscom AG, Registered Shares	2,083	1,729,028
Telefonica SA	1,553,240	6,791,695 (b)
Telekom Austria AG	27,260	286,136
Telenor ASA	207,060	3,620,008
Telia Co. AB	750,520	3,800,560
Telstra Group Ltd.	1,223,220	4,465,386
TPG Telecom Ltd.	167,040	459,911
Total Diversified Telecommunication Services		58,399,473
Entertainment — 0.6%
Capcom Co. Ltd.	58,000	1,220,592
Nintendo Co. Ltd.	116,000	6,398,265
Square Enix Holdings Co. Ltd.	80,200	1,262,310
Toho Co. Ltd.	174,000	1,823,232
Universal Music Group NV	201,840	3,868,636
Total Entertainment		14,573,035
Interactive Media & Services — 0.1%
REA Group Ltd.	15,080	1,615,551
SEEK Ltd.	103,240	986,392
Total Interactive Media & Services		2,601,943
Media — 0.2%
Publicis Groupe SA	53,940	4,402,682
Wireless Telecommunication Services — 1.3%
KDDI Corp.	16,000	273,908
SoftBank Corp.	8,990,000	11,929,027 (b)
SoftBank Group Corp.	464,000	10,368,471
Tele2 AB, Class B Shares	179,220	3,661,064
Vodafone Group PLC	2,146,580	3,207,176
Total Wireless Telecommunication Services		29,439,646

Total Communication Services		109,416,779
Consumer Discretionary — 7.4%
Automobile Components — 0.9%
Bridgestone Corp.	232,000	4,764,247
Cie Generale des Etablissements Michelin SCA	60,900	2,048,232
Continental AG	33,640	2,310,096
Denso Corp.	110,100	1,347,789
Niterra Co. Ltd.	68,400	3,107,215
See Notes to Financial Statements.

18
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Sumitomo Electric Industries Ltd.	125,000	$6,584,323
Total Automobile Components		20,161,902
Automobiles — 2.7%
Bayerische Motoren Werke AG	53,360	4,795,548
Ferrari NV	6,380	2,124,449
Honda Motor Co. Ltd.	638,000	5,042,963 (b)
Isuzu Motors Ltd.	58,000	809,718
Mercedes-Benz Group AG	230,260	13,899,357
Stellantis NV	733,120	5,118,042 *
Subaru Corp.	174,000	2,716,255
Toyota Motor Corp.	1,360,500	27,040,675
Yamaha Motor Co. Ltd.	58,000	410,327
Total Automobiles		61,957,334
Broadline Retail — 0.4%
Prosus NV	5,220	234,445
Wesfarmers Ltd.	162,400	8,109,617
Total Broadline Retail		8,344,062
Hotels, Restaurants & Leisure — 0.6%
Entain PLC	196,040	1,450,285
Evolution AB	56,840	3,491,696 (a)
Galaxy Entertainment Group Ltd.	580,000	2,589,220
Genting Singapore Ltd.	1,972,000	1,031,741
Lottery Corp. Ltd.	730,800	2,692,824
Sands China Ltd.	232,000	487,957
Zensho Holdings Co. Ltd.	11,700	674,980
Total Hotels, Restaurants & Leisure		12,418,703
Household Durables — 0.9%
Barratt Redrow PLC	472,120	1,620,587
Panasonic Holdings Corp.	232,000	3,770,419
Sekisui House Ltd.	212,900	4,710,591
Sony Group Corp.	522,000	10,529,248
Total Household Durables		20,630,845
Specialty Retail — 0.6%
Fast Retailing Co. Ltd.	18,541	7,182,612
H & M Hennes & Mauritz AB, Class B Shares	156,600	2,879,254
Industria de Diseno Textil SA	48,217	2,735,559
Kingfisher PLC	266,800	998,491
ZOZO Inc.	116,000	805,707
Total Specialty Retail		14,601,623
Textiles, Apparel & Luxury Goods — 1.3%
Asics Corp.	13,300	347,444
Cie Financiere Richemont SA, Registered Shares	44,080	7,600,378
Kering SA	6,960	2,057,755
LPP SA	264	1,579,163
LVMH Moet Hennessy Louis Vuitton SE	29,000	15,473,929
Moncler SpA	8,120	480,891
See Notes to Financial Statements.

19
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Pandora A/S	15,660	$1,095,529
Total Textiles, Apparel & Luxury Goods		28,635,089

Total Consumer Discretionary		166,749,558
Consumer Staples — 7.1%
Beverages — 1.1%
Anheuser-Busch InBev SA/NV	20,300	1,396,830
Asahi Group Holdings Ltd.	58,000	577,849
Budweiser Brewing Co. APAC Ltd.	522,000	479,376 (a)
Carlsberg AS, Class B Shares	9,280	1,149,304
Diageo PLC	655,400	12,065,286
Heineken NV	1,160	88,613
Kirin Holdings Co. Ltd.	208,300	3,306,038
Pernod Ricard SA	68,440	5,064,168
Total Beverages		24,127,464
Consumer Staples Distribution & Retail — 0.7%
Aeon Co. Ltd.	232,000	2,748,155
Coles Group Ltd.	307,400	4,623,421
J Sainsbury PLC	127,600	570,422
Kesko oyj, Class A Shares	26,680	584,073
Kesko oyj, Class B Shares	89,320	1,963,609
Tesco PLC	376,420	2,348,396
Woolworths Group Ltd.	97,440	2,429,882
Total Consumer Staples Distribution & Retail		15,267,958
Food Products — 2.1%
Ajinomoto Co. Inc.	58,000	1,603,030
Danone SA	66,120	5,259,705
Nestle SA, Registered Shares	323,060	31,528,051
Orkla ASA	217,500	2,717,368
Salmar ASA	23,811	1,381,099
WH Group Ltd.	2,610,000	3,415,551 (a)
Wilmar International Ltd.	580,000	1,730,806
Total Food Products		47,635,610
Household Products — 0.3%
Essity AB, Class B Shares	24,303	619,677
Reckitt Benckiser Group PLC	89,900	6,031,878
Total Household Products		6,651,555
Personal Care Products — 1.1%
Kao Corp.	58,000	2,252,335
L’Oreal SA	19,045	7,666,013
Unilever PLC	287,100	15,897,354
Total Personal Care Products		25,815,702
Tobacco — 1.8%
British American Tobacco PLC	408,900	23,569,137
Imperial Brands PLC	198,940	8,019,796
Japan Tobacco Inc.	267,000	10,103,338
Total Tobacco		41,692,271

Total Consumer Staples		161,190,560
See Notes to Financial Statements.

20
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 4.7%
Oil, Gas & Consumable Fuels — 4.7%
Aker BP ASA	89,900	$3,332,620
BP PLC	1,686,060	13,480,511
Eni SpA	574,200	16,440,590
Equinor ASA	183,280	7,910,000
OMV AG	43,500	3,167,628
ORLEN SA	169,940	6,123,775
Repsol SA	272,600	7,742,310
Santos Ltd.	765,020	4,170,740
Shell PLC	216,920	10,249,252
TotalEnergies SE	208,220	19,411,203
Var Energi ASA	220,980	1,146,534
Woodside Energy Group Ltd.	535,340	12,851,237

Total Energy		106,026,400
Financials — 27.3%
Banks — 17.0%
ANZ Group Holdings Ltd.	397,300	9,787,826
Banca Monte dei Paschi di Siena SpA	772,560	6,611,096 (b)
Banco Bilbao Vizcaya Argentaria SA	691,940	14,549,870
Banco BPM SpA	466,491	6,374,642
Banco Santander SA	561,440	6,138,996
Bank Hapoalim BM	187,920	4,363,672
Bank Leumi Le-Israel BM	199,520	4,409,977
Bank Polska Kasa Opieki SA	74,240	4,331,272
BAWAG Group AG	24,940	3,721,294 (a)
BNP Paribas SA	236,060	22,028,332
BPER Banca SpA	465,160	5,967,884
CaixaBank SA	596,240	6,983,229
Commonwealth Bank of Australia	154,280	17,720,253
Credit Agricole SA	410,060	7,526,464
DBS Group Holdings Ltd.	438,000	19,317,289
DNB Bank ASA	242,440	7,496,489
Erste Group Bank AG	7,540	803,602
FinecoBank Banca Fineco SpA	151,960	3,315,297
HSBC Holdings PLC	1,913,420	30,823,724
ING Bank Slaski SA	11,020	1,200,123
ING Groep NV	343,360	8,745,165
Intesa Sanpaolo SpA	3,731,140	22,187,237
Israel Discount Bank Ltd., Class A Shares	183,860	1,833,068
Japan Post Bank Co. Ltd.	144,700	2,289,787
KBC Group NV	24,360	2,933,063
Lloyds Banking Group PLC	5,546,540	6,753,949
Mediobanca Banca di Credito Finanziario SpA	43,500	830,500 (b)
Mitsubishi UFJ Financial Group Inc.	1,276,000	20,853,605
Mizrahi Tefahot Bank Ltd.	38,686	2,791,028
Mizuho Financial Group Inc.	271,000	10,368,829
National Australia Bank Ltd.	296,380	8,411,934
See Notes to Financial Statements.

21
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
NatWest Group PLC	1,212,780	$8,847,284
Nordea Bank Abp	967,440	16,355,461
Oversea-Chinese Banking Corp. Ltd.	580,000	9,876,836
Powszechna Kasa Oszczednosci Bank Polski SA	300,618	7,004,112
Santander Bank Polska SA	13,340	2,086,136
Skandinaviska Enskilda Banken AB, Class A Shares	224,460	4,059,778
Sumitomo Mitsui Financial Group Inc.	406,000	12,775,385
Sumitomo Mitsui Trust Group Inc.	64,000	1,972,016
Svenska Handelsbanken AB, Class A Shares	444,860	5,746,230
Svenska Handelsbanken AB, Class B Shares	10,440	229,485 (b)
Swedbank AB, Class A Shares	331,180	11,086,556
UniCredit SpA	195,460	13,706,219
United Overseas Bank Ltd.	330,100	9,377,332
Westpac Banking Corp.	341,040	9,219,336
Total Banks		383,811,662
Capital Markets — 3.5%
3i Group PLC	117,160	3,766,681
Amundi SA	22,015	1,860,573 (a)
ASX Ltd.	64,380	2,306,109
CVC Capital Partners PLC	259,840	3,338,172 (a)
Daiwa Securities Group Inc.	522,000	4,790,496
EQT AB	143,260	4,308,515
Hong Kong Exchanges & Clearing Ltd.	161,050	7,982,453
ICG PLC	99,180	1,987,987
Japan Exchange Group Inc.	297,500	3,378,174
Julius Baer Group Ltd.	66,120	4,785,687
London Stock Exchange Group PLC	29,580	3,457,592
Macquarie Group Ltd.	58,580	8,101,724
Nomura Holdings Inc.	754,000	5,706,305
Nordnet AB publ	50,460	1,615,567
Partners Group Holding AG	7,540	7,940,200
SBI Holdings Inc.	178,500	3,196,596
Schroders PLC	269,120	2,038,834
UBS Group AG, Registered Shares	197,780	7,563,660
Total Capital Markets		78,125,325
Financial Services — 0.8%
Adyen NV	2,900	2,842,177 *(a)
Banca Mediolanum SpA	73,218	1,457,771
Groupe Bruxelles Lambert NV	27,260	2,442,047
M&G PLC	755,740	2,710,735
ORIX Corp.	157,100	4,549,373
Poste Italiane SpA	156,020	3,620,492 (a)
Total Financial Services		17,622,595
Insurance — 6.0%
Admiral Group PLC	69,020	2,867,024
Ageas SA/NV	58,000	4,213,480
AIA Group Ltd.	928,000	10,043,213
See Notes to Financial Statements.

22
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Allianz SE, Registered Shares	46,980	$19,449,034
Aviva PLC	1,073,897	8,502,548
AXA SA	332,089	15,014,515
Generali	73,080	2,905,837
Gjensidige Forsikring ASA	43,500	1,125,352
Insurance Australia Group Ltd.	503,440	2,530,877
Legal & General Group PLC	1,928,500	6,263,684
Medibank Private Ltd.	919,880	2,746,913
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	8,700	5,407,020
NN Group NV	89,900	6,946,260
Powszechny Zaklad Ubezpieczen SA	194,880	3,348,671
Sompo Holdings Inc.	40,100	1,515,376
Standard Life PLC	259,840	2,324,886
Suncorp Group Ltd.	47,560	526,068
Swiss Re AG	56,260	9,255,892
Tokio Marine Holdings Inc.	174,000	7,992,910
Tryg A/S	100,340	2,384,185
Zurich Insurance Group AG	29,000	20,260,842
Total Insurance		135,624,587

Total Financials		615,184,169
Health Care — 9.7%
Biotechnology — 0.4%
Argenx SE	3,480	2,489,194 *
CSL Ltd.	62,060	5,983,840
Total Biotechnology		8,473,034
Health Care Equipment & Supplies — 0.8%
Coloplast A/S, Class B Shares	50,460	3,395,433
EssilorLuxottica SA	18,560	4,242,750
Hoya Corp.	23,440	3,911,824
Koninklijke Philips NV	147,320	3,961,780
Smith & Nephew PLC	51,620	806,644
Sysmex Corp.	178,500	1,535,466
Total Health Care Equipment & Supplies		17,853,897
Health Care Providers & Services — 0.1%
Sonic Healthcare Ltd.	160,660	2,250,237
Health Care Technology — 0.1%
M3 Inc.	116,000	1,170,645 *
Pro Medicus Ltd.	10,440	835,877
Total Health Care Technology		2,006,522
Life Sciences Tools & Services — 0.0%††
Lonza Group AG, Registered Shares	491	308,452
Pharmaceuticals — 8.3%
Astellas Pharma Inc.	638,000	10,101,967
AstraZeneca PLC	170,520	33,032,610
Chugai Pharmaceutical Co. Ltd.	79,800	4,319,302
Daiichi Sankyo Co. Ltd.	195,500	3,399,038
Eisai Co. Ltd.	97,916	2,997,981
See Notes to Financial Statements.

23
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Galderma Group AG	9,280	$1,771,579
GSK PLC	586,380	15,960,064
Novartis AG, Registered Shares	182,700	27,479,462
Novo Nordisk A/S, Class B Shares	406,580	14,475,487
Orion oyj, Class A Shares	5,220	418,007
Orion oyj, Class B Shares	19,720	1,583,680
Recordati Industria Chimica e Farmaceutica SpA	5,800	327,723
Roche Holding AG	77,720	30,438,036
Roche Holding AG, Bearer Shares	2,900	1,180,860
Sanofi SA	248,240	23,659,747
Shionogi & Co. Ltd.	18,500	403,397
Takeda Pharmaceutical Co. Ltd.	406,000	14,454,611
UCB SA	4,640	1,381,995
Total Pharmaceuticals		187,385,546

Total Health Care		218,277,688
Industrials — 16.2%
Aerospace & Defense — 1.8%
Airbus SE	45,820	8,490,298
BAE Systems PLC	221,560	6,427,762
Elbit Systems Ltd.	1,183	987,988
Kongsberg Gruppen ASA	19,720	835,589
Leonardo SpA	16,660	1,114,116
Rheinmetall AG	4,640	7,722,596
Rolls-Royce Holdings PLC	671,060	10,017,366
Saab AB, Class B Shares	29,580	1,917,092
Safran SA	7,540	2,427,312
Thales SA	3,480	1,010,834
Total Aerospace & Defense		40,950,953
Air Freight & Logistics — 0.6%
Deutsche Post AG	212,860	10,975,262
DSV A/S	8,120	1,916,878
Total Air Freight & Logistics		12,892,140
Building Products — 0.3%
AGC Inc.	78,400	2,709,430
Daikin Industries Ltd.	28,026	3,291,632
Total Building Products		6,001,062
Commercial Services & Supplies — 0.1%
Rentokil Initial PLC	455,880	2,807,457
Construction & Engineering — 0.6%
Bouygues SA	50,460	2,872,698
Ferrovial SE	41,180	2,629,545
Kajima Corp.	17,700	657,200
Obayashi Corp.	69,500	1,640,845
Skanska AB, Class B Shares	22,015	583,754
Vinci SA	38,280	5,661,032
Total Construction & Engineering		14,045,074
See Notes to Financial Statements.

24
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 2.9%
ABB Ltd., Registered Shares	145,000	$11,411,611
Fuji Electric Co. Ltd.	17,416	1,158,220
Fujikura Ltd.	271,800	6,987,630
Legrand SA	18,560	2,816,382
Mitsubishi Electric Corp.	219,000	6,866,377
NIDEC Corp.	80,100	989,859 *
Prysmian SpA	24,360	2,772,516
Schneider Electric SE	56,260	14,850,895
Siemens Energy AG	93,960	15,400,084
Vestas Wind Systems A/S	55,100	1,615,516
Total Electrical Equipment		64,869,090
Ground Transportation — 0.1%
MTR Corp. Ltd.	550,500	2,245,477
Industrial Conglomerates — 2.1%
CK Hutchison Holdings Ltd.	580,000	4,409,071
Hitachi Ltd.	528,661	14,834,010
Jardine Cycle & Carriage Ltd.	21,100	566,036
Jardine Matheson Holdings Ltd.	30,492	2,169,506
Keppel Ltd.	33,600	306,532
Sekisui Chemical Co. Ltd.	134,600	2,205,261
Siemens AG, Registered Shares	90,480	21,444,439
Swire Pacific Ltd., Class A Shares	61,000	664,058
Swire Pacific Ltd., Class B Shares	160,000	261,218
Total Industrial Conglomerates		46,860,131
Machinery — 3.1%
ANDRITZ AG	23,200	1,590,497
Atlas Copco AB, Class A Shares	186,180	3,188,586
Atlas Copco AB, Class B Shares	113,680	1,728,545
Daifuku Co. Ltd.	90,500	3,084,361
Daimler Truck Holding AG	138,040	6,595,790
FANUC Corp.	128,820	4,293,190
Hitachi Construction Machinery Co. Ltd.	26,500	878,003
IHI Corp.	116,000	2,288,063
Kawasaki Heavy Industries Ltd.	146,000	2,658,633
Komatsu Ltd.	186,400	7,045,215
Kone oyj, Class B Shares	70,760	4,466,195
Makita Corp.	83,000	2,648,758
Metso oyj	210,540	3,575,690
Minebea Mitsumi Inc.	59,500	948,095
Mitsubishi Heavy Industries Ltd.	348,000	9,237,564
Sandvik AB	32,141	1,205,846
SKF AB, Class B Shares	102,660	2,416,100
SMC Corp.	6,210	2,336,996 (b)
Spirax Group PLC	24,406	2,148,294
Techtronic Industries Co. Ltd.	228,250	2,972,415
Volvo AB, Class A Shares	5,355	171,225
Volvo AB, Class B Shares	43,500	1,395,014
See Notes to Financial Statements.

25
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Wartsila oyj Abp	73,660	$2,691,261
Yaskawa Electric Corp.	44,300	1,119,404
Total Machinery		70,683,740
Marine Transportation — 0.8%
A.P. Moller - Maersk A/S, Class A Shares	871	2,112,565
A.P. Moller - Maersk A/S, Class B Shares	935	2,314,649
Kawasaki Kisen Kaisha Ltd.	116,000	1,924,219 (b)
Kuehne + Nagel International AG, Registered Shares	15,660	3,513,780
Mitsui OSK Lines Ltd.	102,500	4,185,304 (b)
Nippon Yusen KK	122,500	4,441,386
Total Marine Transportation		18,491,903
Passenger Airlines — 0.2%
Japan Airlines Co. Ltd.	59,500	957,259
Singapore Airlines Ltd.	522,000	2,670,387
Total Passenger Airlines		3,627,646
Professional Services — 1.2%
Bureau Veritas SA	96,280	2,850,999
Experian PLC	95,120	3,258,793
Intertek Group PLC	62,060	2,985,468
Recruit Holdings Co. Ltd.	125,000	5,127,601
RELX PLC	162,400	5,302,521
SGS SA, Registered Shares	45,240	4,734,844
Wolters Kluwer NV	34,800	2,591,039
Total Professional Services		26,851,265
Trading Companies & Distributors — 1.8%
Bunzl PLC	52,200	1,552,942
ITOCHU Corp.	580,000	7,198,504
Marubeni Corp.	174,000	6,144,522
Mitsubishi Corp.	348,000	11,630,624
Mitsui & Co. Ltd.	135,800	5,086,631
MonotaRO Co. Ltd.	80,200	859,520
Sumitomo Corp.	174,000	6,321,705
Toyota Tsusho Corp.	74,100	2,771,356
Total Trading Companies & Distributors		41,565,804
Transportation Infrastructure — 0.6%
Aena SME SA	117,160	3,444,989 (a)
Transurban Group	1,001,660	9,611,378
Total Transportation Infrastructure		13,056,367

Total Industrials		364,948,109
Information Technology — 8.3%
Communications Equipment — 0.3%
Nokia oyj	385,700	3,020,166
Telefonaktiebolaget LM Ericsson, Class B Shares	371,780	4,148,560
Total Communications Equipment		7,168,726
Electronic Equipment, Instruments & Components — 0.9%
Hexagon AB, Class B Shares	32,736	309,413
Ibiden Co. Ltd.	58,000	2,687,636
See Notes to Financial Statements.

26
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Keyence Corp.	15,851	$5,465,999
Kyocera Corp.	116,000	1,733,912
Murata Manufacturing Co. Ltd.	290,000	6,214,156
TDK Corp.	348,000	4,300,509
Total Electronic Equipment, Instruments & Components		20,711,625
IT Services — 0.6%
Capgemini SE	26,100	3,022,278
Fujitsu Ltd.	94,760	1,889,363
NEC Corp.	116,000	2,804,299
Nomura Research Institute Ltd.	40,840	1,112,068
Obic Co. Ltd.	58,000	1,404,337
Otsuka Corp.	80,340	1,525,596
TIS Inc.	58,000	1,225,332
Total IT Services		12,983,273
Semiconductors & Semiconductor Equipment — 5.3%
Advantest Corp.	98,800	12,625,583
ASM International NV	7,540	5,533,993
ASML Holding NV	45,674	58,898,544
Disco Corp.	15,820	6,089,740
Infineon Technologies AG	127,020	5,561,392
Kioxia Holdings Corp.	22,500	2,698,473 *
Lasertec Corp.	19,100	4,003,929
Renesas Electronics Corp.	232,000	3,137,520
SCREEN Holdings Co. Ltd.	64,864	3,645,007
STMicroelectronics NV	60,900	2,007,183
Tokyo Electron Ltd.	65,543	15,338,273
Total Semiconductors & Semiconductor Equipment		119,539,637
Software — 1.0%
Dassault Systemes SE	52,200	1,038,701
Oracle Corp. Japan	10,400	562,655
Sage Group PLC	108,460	1,198,273
SAP SE	106,720	18,063,231
Trend Micro Inc.	31,207	1,027,875
WiseTech Global Ltd.	9,280	241,650
Total Software		22,132,385
Technology Hardware, Storage & Peripherals — 0.2%
Canon Inc.	116,000	3,176,894
FUJIFILM Holdings Corp.	76,000	1,417,147
Total Technology Hardware, Storage & Peripherals		4,594,041

Total Information Technology		187,129,687
Materials — 5.6%
Chemicals — 1.5%
Asahi Kasei Corp.	322,700	3,060,873
BASF SE	178,060	10,750,421
DSM-Firmenich AG	42,920	3,038,357
Givaudan SA, Registered Shares	433	1,446,297
ICL Group Ltd.	197,200	1,011,138
See Notes to Financial Statements.

27
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Mitsubishi Chemical Group Corp.	580,000	$3,277,516
Nitto Denko Corp.	77,728	1,497,005
Shin-Etsu Chemical Co. Ltd.	246,000	9,678,258
Syensqo SA	4,640	264,530
Total Chemicals		34,024,395
Construction Materials — 0.5%
Holcim AG	138,106	11,157,789
Metals & Mining — 3.4%
BHP Group Ltd.	625,820	21,598,372
Evolution Mining Ltd.	174,580	1,508,972
Fortescue Ltd.	538,820	7,495,159
JFE Holdings Inc.	232,000	2,647,533
Nippon Steel Corp.	1,798,000	6,508,694
Norsk Hydro ASA	214,020	2,252,044
Northern Star Resources Ltd.	162,400	2,264,597
Rio Tinto Ltd.	91,640	10,132,032
Rio Tinto PLC	212,860	19,491,692
SSAB AB, Class A Shares	39,440	304,963
SSAB AB, Class B Shares	107,300	827,425
Sumitomo Metal Mining Co. Ltd.	25,800	1,436,036
Total Metals & Mining		76,467,519
Paper & Forest Products — 0.2%
UPM-Kymmene oyj	177,480	5,480,397

Total Materials		127,130,100
Real Estate — 2.3%
Diversified REITs — 0.5%
CapitaLand Integrated Commercial Trust	1,972,000	3,500,275
GPT Group	583,480	1,810,304
Mapletree Pan Asia Commercial Trust	696,000	712,103
Mirvac Group	1,397,220	1,693,812
Stockland	829,400	2,448,322
Total Diversified REITs		10,164,816
Industrial REITs — 0.2%
Segro PLC	450,080	3,821,083
Warehouses De Pauw, CVA	63,800	1,640,751
Total Industrial REITs		5,461,834
Office REITs — 0.2%
Japan Real Estate Investment Corp.	2,320	1,698,913
Nippon Building Fund Inc.	2,900	2,417,122
Total Office REITs		4,116,035
Real Estate Management & Development — 1.0%
CapitaLand Investment Ltd.	754,000	1,589,645
CK Asset Holdings Ltd.	511,000	2,897,765
Daito Trust Construction Co. Ltd.	116,000	2,681,803 (b)
Henderson Land Development Co. Ltd.	431,500	1,591,666
Hulic Co. Ltd.	174,000	2,000,962
Mitsui Fudosan Co. Ltd.	58,000	603,551
See Notes to Financial Statements.

28
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
Sino Land Co. Ltd.	1,215,400	$1,781,198
Sun Hung Kai Properties Ltd.	127,409	2,099,595
Swire Properties Ltd.	348,000	1,009,352
Vonovia SE	193,140	4,797,873
Wharf Real Estate Investment Co. Ltd.	491,122	1,416,951
Total Real Estate Management & Development		22,470,361
Retail REITs — 0.4%
Link REIT	812,000	3,730,547
Scentre Group	1,787,560	4,064,676
Vicinity Ltd.	1,235,400	1,979,934
Total Retail REITs		9,775,157

Total Real Estate		51,988,203
Utilities — 5.2%
Electric Utilities — 2.8%
CK Infrastructure Holdings Ltd.	221,400	1,766,354
CLP Holdings Ltd.	436,200	4,089,271
EDP SA	961,060	5,010,683
Endesa SA	102,660	4,267,717
Enel SpA	1,938,940	20,944,185
Fortum oyj	136,300	3,436,141
Iberdrola SA	390,340	8,880,307
Origin Energy Ltd.	567,240	4,809,664
Power Assets Holdings Ltd.	477,000	3,714,299
SSE PLC	28,420	972,539
Terna - Rete Elettrica Nazionale	343,940	3,908,981
Verbund AG	20,300	1,535,531
Total Electric Utilities		63,335,672
Gas Utilities — 0.6%
APA Group	417,600	2,845,842
Hong Kong & China Gas Co. Ltd.	3,480,000	3,151,450
Naturgy Energy Group SA	49,300	1,471,210
Snam SpA	702,960	5,308,415
Total Gas Utilities		12,776,917
Multi-Utilities — 1.5%
A2A SpA	514,460	1,439,223
E.ON SE	74,240	1,621,825
Engie SA	491,840	15,703,201
National Grid PLC	602,620	10,088,394
Veolia Environnement SA	140,940	5,303,691
Total Multi-Utilities		34,156,334
Water Utilities — 0.3%
Severn Trent PLC	89,320	3,639,594
United Utilities Group PLC	229,100	3,972,799
Total Water Utilities		7,612,393

Total Utilities		117,881,316
Total Common Stocks (Cost — $1,884,231,024)		2,225,922,569
See Notes to Financial Statements.

29
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 0.5%
Consumer Discretionary — 0.5%
Automobiles — 0.5%
Bayerische Motoren Werke AG	5.549%	10,440	$936,455 (c)
Dr. Ing hc F Porsche AG	2.608%	39,440	1,759,998 (b)(c)
Volkswagen AG	6.088%	75,980	7,563,814 (c)

Total Preferred Stocks (Cost — $11,317,304)			10,260,267
Total Investments before Short-Term Investments (Cost — $1,895,548,328)			2,236,182,836

Short-Term Investments — 1.7%
Investments from Cash Collateral Received for Loaned Securities — 1.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $39,080,929)	3.536%	39,080,929	39,080,929 (d)(e)(f)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $124,350)	3.536%	124,350	124,350 (d)(e)(f)

Total Short-Term Investments (Cost — $39,205,279)			39,205,279
Total Investments — 100.8% (Cost — $1,934,753,607)			2,275,388,115
Liabilities in Excess of Other Assets — (0.8)%			(18,438,714)
Total Net Assets — 100.0%			$2,256,949,401

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	A portion or all of the security is on loan at March 31, 2026 (Note 1).
(c)	Rate shown represents yield-to-maturity.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $39,205,279 and the cost was $39,205,279 (Note 6).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	98	6/26	$14,236,833	$14,215,390	$(21,443)
See Notes to Financial Statements.

30
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Core Dividend Tilt Index ETF

Summary of Investments by Country# (unaudited)
Japan	22.5%
United Kingdom	11.1
Australia	9.0
United States	9.0
France	7.7
Germany	7.4
Italy	5.4
Netherlands	4.5
Switzerland	3.4
Spain	2.8
Sweden	2.6
Hong Kong	2.5
Singapore	2.3
Finland	2.0
Norway	1.4
Denmark	1.1
Poland	1.1
Israel	0.7
Belgium	0.6
Austria	0.5
Portugal	0.2
Luxembourg	0.2
Macau	0.1
China	0.1
Indonesia	0.1
Short-Term Investments	1.7
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

31
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.3%
Communication Services — 7.3%
Diversified Telecommunication Services — 5.6%
HKT Trust & HKT Ltd.	705,983	$1,100,369
Infrastrutture Wireless Italiane SpA	109,446	864,441 (a)
TELUS Corp.	112,047	1,435,563
Total Diversified Telecommunication Services		3,400,373
Media — 0.8%
Publicis Groupe SA	5,797	473,162
Wireless Telecommunication Services — 0.9%
Tele2 AB, Class B Shares	26,690	545,217

Total Communication Services		4,418,752
Consumer Discretionary — 8.9%
Automobile Components — 0.9%
Magna International Inc.	6,324	352,942
Niterra Co. Ltd.	4,500	204,422
Total Automobile Components		557,364
Automobiles — 5.2%
Honda Motor Co. Ltd.	62,900	497,182
Isuzu Motors Ltd.	21,300	297,362
Mercedes-Benz Group AG	13,549	817,869
Renault SA	35,496	1,186,874
Subaru Corp.	23,200	362,167
Total Automobiles		3,161,454
Hotels, Restaurants & Leisure — 2.8%
Sands China Ltd.	357,600	752,127
Sodexo SA	18,683	949,321
Total Hotels, Restaurants & Leisure		1,701,448

Total Consumer Discretionary		5,420,266
Consumer Staples — 9.2%
Beverages — 1.5%
Pernod Ricard SA	12,427	919,527
Consumer Staples Distribution & Retail — 3.4%
Carrefour SA	82,076	1,504,103
J Sainsbury PLC	129,353	578,259
Total Consumer Staples Distribution & Retail		2,082,362
Food Products — 0.4%
Wilmar International Ltd.	74,800	223,214
Household Products — 0.2%
Reckitt Benckiser Group PLC	2,125	142,578
Tobacco — 3.7%
British American Tobacco PLC	15,436	889,736
Imperial Brands PLC	19,482	785,371
Japan Tobacco Inc.	14,600	552,467
Total Tobacco		2,227,574

Total Consumer Staples		5,595,255
See Notes to Financial Statements.

32
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 12.5%
Oil, Gas & Consumable Fuels — 12.5%
Enbridge Inc.	13,617	$735,809
Eni SpA	18,632	533,475
Frontline PLC	29,138	1,016,739
Gaztransport Et Technigaz SA	3,179	744,290
OMV AG	20,621	1,501,601
Repsol SA	33,524	952,139
Santos Ltd.	134,844	735,143
Var Energi ASA	100,759	522,779
Whitecap Resources Inc.	76,415	859,672

Total Energy		7,601,647
Financials — 30.6%
Banks — 14.1%
Banca Monte dei Paschi di Siena SpA	138,584	1,185,917
Banco BPM SpA	88,247	1,205,903
Banco de Sabadell SA	346,443	1,214,679
Banque Cantonale Vaudoise, Registered Shares	799	128,270
BPER Banca SpA	63,869	819,423
CaixaBank SA	29,699	347,838
Credit Agricole SA	44,030	808,151
Danske Bank A/S	15,419	742,491
DBS Group Holdings Ltd.	9,200	405,751
Svenska Handelsbanken AB, Class A Shares	59,194	764,605
Swedbank AB, Class A Shares	28,101	940,707
Total Banks		8,563,735
Capital Markets — 2.2%
DWS Group GmbH & Co. KGaA	13,073	818,658 (a)
Partners Group Holding AG	484	509,689
Total Capital Markets		1,328,347
Financial Services — 3.7%
Groupe Bruxelles Lambert NV	7,293	653,333
M&G PLC	241,383	865,808
Poste Italiane SpA	30,770	714,027 (a)
Total Financial Services		2,233,168
Insurance — 10.6%
Admiral Group PLC	22,967	954,027
Aegon Ltd.	140,080	1,005,200
ASR Nederland NV	8,449	576,114
Insurance Australia Group Ltd.	73,491	369,451
Legal & General Group PLC	447,814	1,454,480
Standard Life PLC	136,272	1,219,277
Swiss Re AG	1,326	218,153
Tryg A/S	9,741	231,457
Zurich Insurance Group AG	572	399,628
Total Insurance		6,427,787

Total Financials		18,553,037
See Notes to Financial Statements.

33
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 5.9%
Health Care Equipment & Supplies — 0.9%
Coloplast A/S, Class B Shares	8,381	$563,954
Health Care Providers & Services — 1.1%
Sonic Healthcare Ltd.	46,835	655,981
Pharmaceuticals — 3.9%
Astellas Pharma Inc.	18,700	296,092
Daiichi Sankyo Co. Ltd.	14,100	245,148
Ono Pharmaceutical Co. Ltd.	20,400	321,920
Roche Holding AG	578	226,366
Sanofi SA	9,945	947,858
Takeda Pharmaceutical Co. Ltd.	8,500	302,621
Total Pharmaceuticals		2,340,005

Total Health Care		3,559,940
Industrials — 5.5%
Ground Transportation — 1.9%
Ayvens SA	99,246	1,145,799 (a)
Industrial Conglomerates — 0.2%
Keppel Ltd.	14,500	132,283
Marine Transportation — 2.6%
Kawasaki Kisen Kaisha Ltd.	43,800	726,559
SITC International Holdings Co. Ltd.	201,000	873,712
Total Marine Transportation		1,600,271
Professional Services — 0.8%
Wolters Kluwer NV	6,426	478,449

Total Industrials		3,356,802
Information Technology — 0.8%
Semiconductors & Semiconductor Equipment — 0.1%
BE Semiconductor Industries NV	289	59,588
Software — 0.7%
Oracle Corp. Japan	8,300	449,042

Total Information Technology		508,630
Materials — 8.0%
Chemicals — 1.9%
Evonik Industries AG	60,979	1,176,855
Metals & Mining — 4.7%
BlueScope Steel Ltd.	43,333	763,338
Fortescue Ltd.	43,282	602,067
Glencore PLC	46,614	347,612
Rio Tinto Ltd.	4,182	462,376
Rio Tinto PLC	7,038	644,473
Total Metals & Mining		2,819,866
Paper & Forest Products — 1.4%
UPM-Kymmene oyj	28,101	867,729

Total Materials		4,864,450
Real Estate — 0.9%
Real Estate Management & Development — 0.9%
Daito Trust Construction Co. Ltd.	24,375	563,525
See Notes to Financial Statements.

34
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 7.7%
Electric Utilities — 0.8%
EDP SA		99,076	$516,553
Gas Utilities — 4.2%
APA Group		168,062	1,145,301
Naturgy Energy Group SA		46,937	1,400,693
Total Gas Utilities			2,545,994
Independent Power and Renewable Electricity Producers — 0.7%
Meridian Energy Ltd.		127,823	403,229
Multi-Utilities — 2.0%
Engie SA		21,692	692,570
Sembcorp Industries Ltd.		102,700	527,769
Total Multi-Utilities			1,220,339

Total Utilities			4,686,115
Total Common Stocks (Cost — $56,176,368)			59,128,419
	Rate
Preferred Stocks — 1.8%
Consumer Discretionary — 1.8%
Automobiles — 1.8%
Volkswagen AG (Cost — $1,179,623)	6.088%	10,982	1,093,259 (b)
Total Investments before Short-Term Investments (Cost — $57,355,991)			60,221,678

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $95)	3.536%	95	95 (c)(d)(e)
Total Investments — 99.1% (Cost — $57,356,086)			60,221,773
Other Assets in Excess of Liabilities — 0.9%			523,727
Total Net Assets — 100.0%			$60,745,500

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of March 31, 2026.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $95 and the cost was $95 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
See Notes to Financial Statements.

35
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Dividend Booster Index ETF

Summary of Investments by Country# (unaudited)
France	14.0%
United Kingdom	11.4
Australia	9.5
Italy	8.8
Japan	8.0
Spain	6.5
Germany	6.5
Canada	5.6
United States	4.0
Sweden	3.7
Norway	2.6
Denmark	2.6
Austria	2.5
Netherlands	1.9
Hong Kong	1.8
China	1.8
Singapore	1.8
Switzerland	1.7
Finland	1.4
Macau	1.2
Belgium	1.1
Portugal	0.9
New Zealand	0.7
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

36
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 10.6%
Diversified Telecommunication Services — 2.2%
AT&T Inc.	29,889	$866,482
Comcast Corp., Class A Shares	20,213	580,315
Verizon Communications Inc.	18,614	934,423
Total Diversified Telecommunication Services		2,381,220
Entertainment — 0.8%
Netflix Inc.	6,396	614,975 *
ROBLOX Corp., Class A Shares	1,144	64,705 *
Walt Disney Co.	1,066	102,741
Warner Bros. Discovery Inc.	656	18,014 *
Total Entertainment		800,435
Interactive Media & Services — 7.5%
Alphabet Inc., Class A Shares	10,701	3,077,179
Alphabet Inc., Class C Shares	9,307	2,669,806
Meta Platforms Inc., Class A Shares	3,813	2,181,532
Total Interactive Media & Services		7,928,517
Media — 0.1%
Omnicom Group Inc.	1,763	132,772

Total Communication Services		11,242,944
Consumer Discretionary — 8.5%
Automobiles — 2.1%
Ford Motor Co.	25,297	291,927
Tesla Inc.	5,125	1,905,219 *
Total Automobiles		2,197,146
Broadline Retail — 3.5%
Amazon.com Inc.	17,179	3,577,870 *
eBay Inc.	328	29,855
MercadoLibre Inc.	51	88,180 *
Total Broadline Retail		3,695,905
Distributors — 0.1%
Genuine Parts Co.	861	91,051
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings Inc.	14	58,944
Darden Restaurants Inc.	697	136,640
Domino’s Pizza Inc.	41	14,710
DoorDash Inc., Class A Shares	574	86,186 *
McDonald’s Corp.	902	280,333
Royal Caribbean Cruises Ltd.	451	124,106
Starbucks Corp.	5,166	462,822
Total Hotels, Restaurants & Leisure		1,163,741
Household Durables — 0.1%
Garmin Ltd.	656	152,199
Specialty Retail — 1.4%
Best Buy Co. Inc.	1,066	68,437
Carvana Co.	287	90,227 *
Home Depot Inc.	2,948	969,568
See Notes to Financial Statements.

37
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Lowe’s Cos. Inc.	1,066	$251,875
Tractor Supply Co.	2,911	131,868
Total Specialty Retail		1,511,975
Textiles, Apparel & Luxury Goods — 0.2%
NIKE Inc., Class B Shares	4,182	220,893

Total Consumer Discretionary		9,032,910
Consumer Staples — 6.5%
Beverages — 1.7%
Coca-Cola Co.	9,553	726,506
Constellation Brands Inc., Class A Shares	574	86,100
Keurig Dr Pepper Inc.	7,257	191,077
PepsiCo Inc.	5,002	776,760
Total Beverages		1,780,443
Consumer Staples Distribution & Retail — 1.4%
Costco Wholesale Corp.	492	490,243
Sysco Corp.	2,583	184,245
Target Corp.	2,378	288,214
Walmart Inc.	4,428	550,312
Total Consumer Staples Distribution & Retail		1,513,014
Food Products — 1.0%
Archer-Daniels-Midland Co.	2,583	187,758
General Mills Inc.	3,075	114,452
Hershey Co.	533	110,805
Kraft Heinz Co.	4,879	109,729
McCormick & Co. Inc., Non Voting Shares	1,148	57,905
Mondelez International Inc., Class A Shares	5,453	314,311
Tyson Foods Inc., Class A Shares	1,640	105,075
Total Food Products		1,000,035
Household Products — 0.9%
Clorox Co.	738	76,479
Kimberly-Clark Corp.	2,009	193,808
Procter & Gamble Co.	4,715	681,035
Total Household Products		951,322
Personal Care Products — 0.2%
Estee Lauder Cos. Inc., Class A Shares	943	67,679
Kenvue Inc.	10,168	175,296
Total Personal Care Products		242,975
Tobacco — 1.3%
Altria Group Inc.	9,635	635,814
Philip Morris International Inc.	4,428	732,125
Total Tobacco		1,367,939

Total Consumer Staples		6,855,728
Energy — 4.9%
Energy Equipment & Services — 0.1%
SLB Ltd.	1,353	69,531
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	6,273	1,297,883
See Notes to Financial Statements.

38
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
ConocoPhillips	2,542	$335,544
Coterra Energy Inc.	4,141	145,515
Diamondback Energy Inc.	205	40,547
EOG Resources Inc.	2,747	397,134
Exxon Mobil Corp.	7,872	1,335,563
Kinder Morgan Inc.	10,947	367,053
ONEOK Inc.	3,321	300,185
Phillips 66	2,132	388,408
Tatneft PJSC	15,990	0 *(a)(b)
Valero Energy Corp.	574	141,824
Williams Cos. Inc.	4,592	334,206
Total Oil, Gas & Consumable Fuels		5,083,862

Total Energy		5,153,393
Financials — 12.6%
Banks — 5.6%
Bank of America Corp.	15,129	737,539
Citigroup Inc.	5,043	571,927
Citizens Financial Group Inc.	2,460	147,526
East-West Bancorp Inc.	820	87,543
Fifth Third Bancorp	5,289	245,727
Huntington Bancshares Inc.	11,480	179,662
JPMorgan Chase & Co.	5,658	1,664,357
KeyCorp	5,658	113,443
M&T Bank Corp.	902	186,461
PNC Financial Services Group Inc.	2,337	486,306
Regions Financial Corp.	5,016	131,018
Truist Financial Corp.	7,421	341,143
US Bancorp	9,061	471,263
Wells Fargo & Co.	6,519	518,978
Total Banks		5,882,893
Capital Markets — 4.2%
Ares Management Corp., Class A Shares	1,189	129,720
Bank of New York Mellon Corp.	1,353	160,506
Blackrock Inc.	779	749,172
Blackstone Inc.	4,268	490,777
Carlyle Group Inc.	1,312	63,488
Charles Schwab Corp.	2,460	231,191
Coinbase Global Inc., Class A Shares	328	57,272 *
Goldman Sachs Group Inc.	697	589,655
KKR & Co. Inc.	1,353	125,152
Morgan Stanley	5,289	870,411
MSCI Inc.	369	198,895
Nasdaq Inc.	1,681	142,700
Northern Trust Corp.	1,066	148,782
Robinhood Markets Inc., Class A Shares	1,394	96,604 *
S&P Global Inc.	205	87,195
State Street Corp.	1,640	207,558
See Notes to Financial Statements.

39
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
T. Rowe Price Group Inc.	1,230	$110,872
Total Capital Markets		4,459,950
Consumer Finance — 0.2%
American Express Co.	123	37,205
Capital One Financial Corp.	396	72,242
SoFi Technologies Inc.	2,747	43,623 *
Synchrony Financial	492	33,466
Total Consumer Finance		186,536
Financial Services — 1.0%
Apollo Global Management Inc.	2,214	246,684
Berkshire Hathaway Inc., Class B Shares	41	19,647 *
Block Inc.	410	24,674 *
Corebridge Financial Inc.	1,540	36,744
Equitable Holdings Inc.	1,722	63,903
Fidelity National Information Services Inc.	2,870	134,632
Mastercard Inc., Class A Shares	123	61,458
Visa Inc., Class A Shares	1,558	470,890
Total Financial Services		1,058,632
Insurance — 1.5%
Allstate Corp.	451	93,510
American International Group Inc.	738	55,535
Cincinnati Financial Corp.	861	135,478
Fidelity National Financial Inc.	1,517	70,358
Marsh & McLennan Cos. Inc.	328	56,892
MetLife Inc.	3,116	220,364
Principal Financial Group Inc.	1,320	118,945
Progressive Corp.	3,362	666,483
Prudential Financial Inc.	1,968	192,254
Total Insurance		1,609,819
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management Inc.	4,305	91,051

Total Financials		13,288,881
Health Care — 8.3%
Biotechnology — 1.8%
AbbVie Inc.	4,756	1,034,382
Amgen Inc.	1,517	533,757
Gilead Sciences Inc.	2,706	377,135
Total Biotechnology		1,945,274
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	3,239	332,548
Becton Dickinson & Co.	738	116,036
Intuitive Surgical Inc.	328	151,205 *
Medtronic PLC	5,904	511,581
Total Health Care Equipment & Supplies		1,111,370
Health Care Providers & Services — 1.1%
Cigna Group	328	87,494
CVS Health Corp.	5,453	391,634
See Notes to Financial Statements.

40
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Elevance Health Inc.	410	$120,028
Humana Inc.	205	35,545
UnitedHealth Group Inc.	1,927	521,427
Total Health Care Providers & Services		1,156,128
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	10,947	663,936
Eli Lilly & Co.	1,421	1,306,993
Johnson & Johnson	4,059	992,182
Merck & Co. Inc.	5,986	720,056
Pfizer Inc.	31,242	877,275
Zoetis Inc.	41	4,847
Total Pharmaceuticals		4,565,289

Total Health Care		8,778,061
Industrials — 6.7%
Aerospace & Defense — 1.0%
Axon Enterprise Inc.	164	69,649 *
Boeing Co.	451	89,762 *
General Electric Co.	1,230	349,037
Lockheed Martin Corp.	164	99,120
Rocket Lab Corp.	1,189	76,358 *
RTX Corp.	1,804	347,992
Total Aerospace & Defense		1,031,918
Air Freight & Logistics — 0.5%
FedEx Corp.	287	102,223
United Parcel Service Inc., Class B Shares	4,797	471,929
Total Air Freight & Logistics		574,152
Building Products — 0.3%
Carrier Global Corp.	1,927	108,509
Johnson Controls International PLC	861	112,748
Trane Technologies PLC	287	119,605
Total Building Products		340,862
Commercial Services & Supplies — 0.0%††
Cintas Corp.	44	7,442
Construction & Engineering — 0.1%
Comfort Systems USA Inc.	41	56,539
Electrical Equipment — 1.5%
Bloom Energy Corp., Class A Shares	615	83,326 *
Eaton Corp. PLC	861	307,954
Emerson Electric Co.	1,681	220,245
GE Vernova Inc.	492	429,467
Hubbell Inc.	246	120,722
Rockwell Automation Inc.	615	220,711
Vertiv Holdings Co., Class A Shares	820	205,475
Total Electrical Equipment		1,587,900
Ground Transportation — 0.6%
Norfolk Southern Corp.	779	223,573
Uber Technologies Inc.	2,214	159,253 *
See Notes to Financial Statements.

41
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — continued
Union Pacific Corp.	1,148	$278,528
Total Ground Transportation		661,354
Industrial Conglomerates — 0.4%
3M Co.	1,230	178,633
Honeywell International Inc.	902	203,879
Total Industrial Conglomerates		382,512
Machinery — 1.2%
Caterpillar Inc.	656	464,750
Cummins Inc.	410	220,588
Illinois Tool Works Inc.	1,681	437,548
Snap-on Inc.	287	104,244
Xylem Inc.	410	48,995
Total Machinery		1,276,125
Passenger Airlines — 0.1%
Southwest Airlines Co.	1,394	52,373
Professional Services — 0.6%
Automatic Data Processing Inc.	2,173	441,510
Broadridge Financial Solutions Inc.	328	53,293
Paychex Inc.	1,722	158,631
Total Professional Services		653,434
Trading Companies & Distributors — 0.4%
Fastenal Co.	6,150	285,360
Ferguson Enterprises Inc.	287	66,945
United Rentals Inc.	41	29,871
Watsco Inc.	205	74,577
Total Trading Companies & Distributors		456,753

Total Industrials		7,081,364
Information Technology — 33.3%
Communications Equipment — 1.0%
Arista Networks Inc.	1,722	211,427 *
Cisco Systems Inc.	10,496	814,385
Total Communications Equipment		1,025,812
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A Shares	2,993	378,166
CDW Corp.	738	89,313
Corning Inc.	1,763	239,715
TE Connectivity PLC	1,107	231,385
Total Electronic Equipment, Instruments & Components		938,579
IT Services — 1.6%
Accenture PLC, Class A Shares	2,870	569,092
Cloudflare Inc., Class A Shares	615	126,899 *
Cognizant Technology Solutions Corp., Class A Shares	2,501	153,436
International Business Machines Corp.	2,542	616,155
MongoDB Inc.	205	50,178 *
Snowflake Inc.	574	86,571 *
VeriSign Inc.	205	50,914
Total IT Services		1,653,245
See Notes to Financial Statements.

42
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro Devices Inc.	2,993	$608,866 *
Analog Devices Inc.	1,517	482,618
Applied Materials Inc.	1,722	588,562
Astera Labs Inc.	328	35,949 *
Broadcom Inc.	8,241	2,550,672
Credo Technology Group Holding Ltd.	451	42,335 *
Entegris Inc.	410	48,068
Intel Corp.	7,913	349,201 *
KLA Corp.	328	482,950
Lam Research Corp.	3,075	657,005
Marvell Technology Inc.	1,558	154,320
Microchip Technology Inc.	3,444	222,517
Micron Technology Inc.	2,214	747,978
Monolithic Power Systems Inc.	205	224,137
NVIDIA Corp.	41,984	7,322,010
NXP Semiconductors NV	1,476	290,565
QUALCOMM Inc.	5,125	659,997
Teradyne Inc.	369	109,394
Texas Instruments Inc.	3,362	652,699
Total Semiconductors & Semiconductor Equipment		16,229,843
Software — 7.1%
AppLovin Corp., Class A Shares	369	146,862 *
Bentley Systems Inc., Class B Shares	697	24,479
Cadence Design Systems Inc.	328	91,141 *
CrowdStrike Holdings Inc., Class A Shares	410	160,068 *
Datadog Inc., Class A Shares	492	58,081 *
Fortinet Inc.	410	33,505 *
Gen Digital Inc.	3,157	59,446
HubSpot Inc.	41	10,008 *
Intuit Inc.	492	212,731
Microsoft Corp.	13,202	4,886,984
Oracle Corp.	3,526	518,710
Palantir Technologies Inc., Class A Shares	3,772	551,768 *
Palo Alto Networks Inc.	1,025	164,328 *
Salesforce Inc.	1,435	267,872
ServiceNow Inc.	1,230	128,597 *
Strategy Inc.	369	46,051 *
Synopsys Inc.	246	97,534 *
Zscaler Inc.	246	34,511 *
Total Software		7,492,676
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	26,814	6,805,125
Dell Technologies Inc., Class C Shares	1,107	181,692
Everpure Inc., Class A Shares	410	24,206 *
Hewlett Packard Enterprise Co.	7,175	170,837
HP Inc.	5,248	100,814
NetApp Inc.	1,066	109,148
See Notes to Financial Statements.

43
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Seagate Technology Holdings PLC	656	$256,994
Super Micro Computer Inc.	943	21,472 *
Western Digital Corp.	738	199,622
Total Technology Hardware, Storage & Peripherals		7,869,910

Total Information Technology		35,210,065
Materials — 1.3%
Chemicals — 0.8%
Air Products & Chemicals Inc.	1,025	297,752
Dow Inc.	3,485	145,150
DuPont de Nemours Inc.	2,583	118,302
LyondellBasell Industries NV, Class A Shares	1,230	99,089
PPG Industries Inc.	1,394	148,991
Total Chemicals		809,284
Containers & Packaging — 0.4%
Amcor PLC	2,911	115,712
International Paper Co.	3,280	117,096
Packaging Corp. of America	533	113,113
Smurfit Westrock PLC	3,198	127,441
Total Containers & Packaging		473,362
Metals & Mining — 0.1%
Freeport-McMoRan Inc.	528	31,036
Newmont Corp.	574	62,135
Total Metals & Mining		93,171

Total Materials		1,375,817
Real Estate — 3.9%
Diversified REITs — 0.1%
WP Carey Inc.	1,230	83,591
Health Care REITs — 0.0%††
Ventas Inc.	123	10,059
Industrial REITs — 0.6%
Prologis Inc.	5,002	661,164
Residential REITs — 0.5%
AvalonBay Communities Inc.	779	127,250
Equity Residential	1,927	113,982
Essex Property Trust Inc.	328	79,376
Invitation Homes Inc.	3,157	78,451
Mid-America Apartment Communities Inc.	656	80,111
Sun Communities Inc.	615	77,465
Total Residential REITs		556,635
Retail REITs — 0.7%
Kimco Realty Corp.	3,854	86,599
Realty Income Corp.	5,125	313,548
Simon Property Group Inc.	1,927	359,443
Total Retail REITs		759,590
Specialized REITs — 2.0%
American Tower Corp.	2,583	445,774
Crown Castle Inc.	2,296	186,688
See Notes to Financial Statements.

44
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Dividend Tilt Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Specialized REITs — continued
	Digital Realty Trust Inc.	1,763	$317,710
	Equinix Inc.	354	347,005
	Extra Space Storage Inc.	1,189	155,913
	Iron Mountain Inc.	1,640	167,510
	Public Storage	861	233,228
	VICI Properties Inc.	6,027	164,658
	Weyerhaeuser Co.	3,854	94,153
Total Specialized REITs			2,112,639

Total Real Estate			4,183,678
Utilities — 3.1%
Electric Utilities — 2.0%
	Alliant Energy Corp.	1,435	102,976
	American Electric Power Co. Inc.	2,091	274,088
	Constellation Energy Corp.	369	103,043
	Duke Energy Corp.	1,845	241,584
	Edison International	2,255	165,021
	Entergy Corp.	328	36,854
	Evergy Inc.	1,271	104,121
	Eversource Energy	2,173	150,546
	Exelon Corp.	5,658	277,355
	FirstEnergy Corp.	2,870	145,394
	NextEra Energy Inc.	3,198	297,030
	PPL Corp.	533	20,361
	Southern Co.	1,066	102,890
	Xcel Energy Inc.	943	74,912
Total Electric Utilities			2,096,175
Independent Power and Renewable Electricity Producers — 0.0%††
	Vistra Corp.	410	61,635
Multi-Utilities — 1.1%
	Consolidated Edison Inc.	574	64,965
	Dominion Energy Inc.	4,756	294,016
	DTE Energy Co.	820	119,900
	NiSource Inc.	264	12,318
	Public Service Enterprise Group Inc.	2,829	229,008
	Sempra	2,378	231,070
	WEC Energy Group Inc.	1,763	204,103
Total Multi-Utilities			1,155,380

Total Utilities			3,313,190
Total Investments before Short-Term Investments (Cost — $98,302,100)			105,516,031
	Rate
Short-Term Investments — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $215,351)	3.536%	215,351	215,351 (c)(d)(e)
Total Investments — 99.9% (Cost — $98,517,451)			105,731,382
Other Assets in Excess of Liabilities — 0.1%			138,317
Total Net Assets — 100.0%			$105,869,699

See Notes to Financial Statements.

45
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Dividend Tilt Index ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is valued using significant unobservable inputs (Note 1).
(b)	Value is less than $1.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $215,351 and the cost was $215,351 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
PJSC	—	Private Joint Stock Company
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Micro E-mini S&P 500 Index	7	6/26	$235,097	$229,976	$(5,121)
See Notes to Financial Statements.

46
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 6.5%
Diversified Telecommunication Services — 5.6%
AT&T Inc.	2,142	$62,097
Comcast Corp., Class A Shares	13,104	376,216
Verizon Communications Inc.	57,456	2,884,291
Total Diversified Telecommunication Services		3,322,604
Media — 0.9%
Omnicom Group Inc.	7,560	569,343

Total Communication Services		3,891,947
Consumer Discretionary — 7.6%
Automobiles — 1.8%
Ford Motor Co.	92,652	1,069,204
Distributors — 0.1%
Genuine Parts Co.	546	57,740
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants Inc.	294	57,636
McDonald’s Corp.	168	52,212
Total Hotels, Restaurants & Leisure		109,848
Household Durables — 0.1%
Lennar Corp., Class A Shares	630	54,709
Specialty Retail — 5.4%
Best Buy Co. Inc.	46,494	2,984,915
Carvana Co.	504	158,447 *
Home Depot Inc.	168	55,254
Total Specialty Retail		3,198,616

Total Consumer Discretionary		4,490,117
Consumer Staples — 13.7%
Beverages — 0.2%
Brown-Forman Corp., Class B Shares	2,520	66,629
PepsiCo Inc.	378	58,699
Total Beverages		125,328
Consumer Staples Distribution & Retail — 0.6%
Target Corp.	3,024	366,509
Food Products — 6.7%
General Mills Inc.	26,376	981,715
Kraft Heinz Co.	130,326	2,931,032
Tyson Foods Inc., Class A Shares	966	61,891
Total Food Products		3,974,638
Household Products — 0.1%
Kimberly-Clark Corp.	588	56,724
Personal Care Products — 1.2%
Estee Lauder Cos. Inc., Class A Shares	672	48,229
Kenvue Inc.	38,640	666,154
Total Personal Care Products		714,383
Tobacco — 4.9%
Altria Group Inc.	42,966	2,835,327
See Notes to Financial Statements.

47
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
Philip Morris International Inc.	336	$55,554
Total Tobacco		2,890,881

Total Consumer Staples		8,128,463
Energy — 8.2%
Oil, Gas & Consumable Fuels — 8.2%
Chevron Corp.	4,914	1,016,707
ConocoPhillips	462	60,984
Coterra Energy Inc.	1,806	63,463
Devon Energy Corp.	1,260	63,403
EOG Resources Inc.	420	60,719
Exxon Mobil Corp.	378	64,132
Kinder Morgan Inc.	20,874	699,905
ONEOK Inc.	28,518	2,577,742
Phillips 66	672	122,425
Valero Energy Corp.	252	62,264
Williams Cos. Inc.	798	58,078

Total Energy		4,849,822
Financials — 25.1%
Banks — 9.0%
Citigroup Inc.	546	61,922
Citizens Financial Group Inc.	1,008	60,450
Fifth Third Bancorp	1,344	62,442
Huntington Bancshares Inc.	37,212	582,368
KeyCorp	65,058	1,304,413
M&T Bank Corp.	294	60,776
Regions Financial Corp.	43,512	1,136,533
Truist Financial Corp.	30,492	1,401,717
US Bancorp	12,558	653,141
Total Banks		5,323,762
Capital Markets — 12.5%
Ares Management Corp., Class A Shares	18,900	2,061,990
Blackstone Inc.	14,112	1,622,739
CME Group Inc.	5,250	1,550,588
Coinbase Global Inc., Class A Shares	546	95,337 *
Morgan Stanley	378	62,208
Robinhood Markets Inc., Class A Shares	4,158	288,149 *
T. Rowe Price Group Inc.	19,446	1,752,862
Total Capital Markets		7,433,873
Consumer Finance — 0.3%
SoFi Technologies Inc.	13,146	208,758 *
Financial Services — 0.3%
Affirm Holdings Inc.	1,260	57,733 *
Corebridge Financial Inc.	2,562	61,130
Fidelity National Information Services Inc.	1,176	55,166
Total Financial Services		174,029
Insurance — 3.0%
Principal Financial Group Inc.	672	60,554
See Notes to Financial Statements.

48
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Progressive Corp.	294	$58,283
Prudential Financial Inc.	16,716	1,632,986
Total Insurance		1,751,823

Total Financials		14,892,245
Health Care — 9.4%
Biotechnology — 0.3%
AbbVie Inc.	252	54,807
Amgen Inc.	168	59,111
Gilead Sciences Inc.	378	52,682
Total Biotechnology		166,600
Health Care Equipment & Supplies — 0.1%
Medtronic PLC	672	58,229
Health Care Providers & Services — 0.7%
CVS Health Corp.	2,982	214,167
UnitedHealth Group Inc.	840	227,296
Total Health Care Providers & Services		441,463
Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	28,560	1,732,164
Johnson & Johnson	252	61,599
Merck & Co. Inc.	504	60,626
Pfizer Inc.	108,360	3,042,749
Total Pharmaceuticals		4,897,138

Total Health Care		5,563,430
Industrials — 10.2%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	84	50,769
Rocket Lab Corp.	6,762	434,255 *
Total Aerospace & Defense		485,024
Air Freight & Logistics — 4.9%
United Parcel Service Inc., Class B Shares	29,736	2,925,428
Electrical Equipment — 1.2%
Bloom Energy Corp., Class A Shares	4,788	648,726 *
Vertiv Holdings Co., Class A Shares	210	52,622
Total Electrical Equipment		701,348
Machinery — 0.6%
PACCAR Inc.	3,108	358,974
Passenger Airlines — 0.1%
Southwest Airlines Co.	1,512	56,806
Professional Services — 2.5%
Jacobs Solutions Inc.	462	58,803
Paychex Inc.	15,582	1,435,414
Total Professional Services		1,494,217
Trading Companies & Distributors — 0.1%
Fastenal Co.	1,302	60,413

Total Industrials		6,082,210
See Notes to Financial Statements.

49
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Dividend Booster Index ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Information Technology — 10.3%
Communications Equipment — 0.9%
	Lumentum Holdings Inc.	756	$531,287 *
IT Services — 0.7%
	CoreWeave Inc., Class A Shares	5,418	419,732 *
Semiconductors & Semiconductor Equipment — 2.3%
	Credo Technology Group Holding Ltd.	1,974	185,299 *
	Microchip Technology Inc.	15,246	985,044
	Micron Technology Inc.	126	42,568
	QUALCOMM Inc.	420	54,088
	Texas Instruments Inc.	336	65,231
Total Semiconductors & Semiconductor Equipment			1,332,230
Software — 0.2%
	AppLovin Corp., Class A Shares	336	133,728 *
Technology Hardware, Storage & Peripherals — 6.2%
	HP Inc.	126,378	2,427,721
	IonQ Inc.	12,054	347,517 *
	Sandisk Corp.	1,134	720,476 *
	Seagate Technology Holdings PLC	153	59,939
	Super Micro Computer Inc.	2,604	59,293 *
	Western Digital Corp.	252	68,164
Total Technology Hardware, Storage & Peripherals			3,683,110

Total Information Technology			6,100,087
Materials — 3.9%
Chemicals — 3.7%
	LyondellBasell Industries NV, Class A Shares	27,090	2,182,370
Containers & Packaging — 0.1%
	Amcor PLC	1,428	56,763
Metals & Mining — 0.1%
	Newmont Corp.	504	54,558

Total Materials			2,293,691
Utilities — 4.6%
Electric Utilities — 4.3%
	Edison International	21,714	1,589,031
	Eversource Energy	14,196	983,499
Total Electric Utilities			2,572,530
Multi-Utilities — 0.3%
	Dominion Energy Inc.	2,982	184,347

Total Utilities			2,756,877
Total Investments before Short-Term Investments (Cost — $55,690,080)			59,048,889
	Rate
Short-Term Investments — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $108,241)	3.536%	108,241	108,241 (a)(b)(c)
Total Investments — 99.7% (Cost — $55,798,321)			59,157,130
Other Assets in Excess of Liabilities — 0.3%			162,342
Total Net Assets — 100.0%			$59,319,472

See Notes to Financial Statements.

50
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Dividend Booster Index ETF
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $108,241 and the cost was $108,241 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Micro E-mini S&P 500 Index	6	6/26	$203,204	$197,123	$(6,081)
See Notes to Financial Statements.

51
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 11.1%
Diversified Telecommunication Services — 1.3%
Verizon Communications Inc.	451,584	$22,669,517
Entertainment — 0.7%
Electronic Arts Inc.	23,552	4,801,546
Madison Square Garden Sports Corp.	5,632	1,810,125 *
Warner Bros. Discovery Inc.	196,096	5,384,796 *
Total Entertainment		11,996,467
Interactive Media & Services — 8.7%
Alphabet Inc., Class A Shares	215,040	61,836,903
Alphabet Inc., Class C Shares	174,592	50,083,461
Match Group Inc.	58,316	1,790,884
Meta Platforms Inc., Class A Shares	64,000	36,616,320
Total Interactive Media & Services		150,327,568
Media — 0.3%
New York Times Co., Class A Shares	23,040	1,929,139
Nexstar Media Group Inc.	7,168	1,296,189
Versant Media Group Inc.	54,784	2,028,104 *
Total Media		5,253,432
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	25,088	1,880,095

Total Communication Services		192,127,079
Consumer Discretionary — 11.4%
Automobile Components — 0.2%
BorgWarner Inc.	34,304	1,861,335
Lear Corp.	13,824	1,673,810
Total Automobile Components		3,535,145
Automobiles — 1.9%
General Motors Co.	102,400	7,628,800
Tesla Inc.	66,560	24,743,680 *
Total Automobiles		32,372,480
Broadline Retail — 3.1%
Amazon.com Inc.	228,864	47,665,505 *
eBay Inc.	49,152	4,473,815
Macy’s Inc.	92,672	1,676,437
Total Broadline Retail		53,815,757
Hotels, Restaurants & Leisure — 2.4%
Boyd Gaming Corp.	22,016	1,809,275
Expedia Group Inc.	12,288	2,837,176
Marriott International Inc., Class A Shares	10,240	3,349,197
McDonald’s Corp.	64,512	20,049,684
Royal Caribbean Cruises Ltd.	24,576	6,762,824
Travel + Leisure Co.	24,576	1,700,413
Yum! Brands Inc.	28,160	4,378,317
Total Hotels, Restaurants & Leisure		40,886,886
Household Durables — 0.1%
PulteGroup Inc.	16,896	1,987,138
See Notes to Financial Statements.

52
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 3.4%
Best Buy Co. Inc.	29,696	$1,906,483
Five Below Inc.	8,704	1,988,690 *
Gap Inc.	65,024	1,573,581
Home Depot Inc.	73,216	24,080,010
Ross Stores Inc.	26,112	5,656,643
TJX Cos. Inc.	120,320	19,215,104
Ulta Beauty Inc.	5,259	2,748,932 *
Williams-Sonoma Inc.	13,312	2,427,177
Total Specialty Retail		59,596,620
Textiles, Apparel & Luxury Goods — 0.3%
Ralph Lauren Corp.	5,120	1,761,229
Tapestry Inc.	24,064	3,395,671
Total Textiles, Apparel & Luxury Goods		5,156,900

Total Consumer Discretionary		197,350,926
Consumer Staples — 4.8%
Beverages — 0.4%
Coca-Cola Consolidated Inc.	9,728	1,865,247
Monster Beverage Corp.	74,240	5,379,430 *
Total Beverages		7,244,677
Consumer Staples Distribution & Retail — 2.1%
Casey’s General Stores Inc.	2,560	1,863,321
Dollar General Corp.	22,016	2,613,960
Target Corp.	22,016	2,668,339
Walmart Inc.	227,328	28,252,324
Total Consumer Staples Distribution & Retail		35,397,944
Food Products — 0.2%
Bunge Global SA	16,384	2,084,045
Seaboard Corp.	343	1,939,329
Total Food Products		4,023,374
Tobacco — 2.1%
Altria Group Inc.	214,016	14,122,916
Philip Morris International Inc.	136,192	22,517,985
Total Tobacco		36,640,901

Total Consumer Staples		83,306,896
Energy — 1.1%
Energy Equipment & Services — 0.1%
TechnipFMC PLC	27,648	1,911,306
Oil, Gas & Consumable Fuels — 1.0%
APA Corp.	60,416	2,564,055
Devon Energy Corp.	64,000	3,220,480
Exxon Mobil Corp.	64,512	10,945,106
Total Oil, Gas & Consumable Fuels		16,729,641

Total Energy		18,640,947
Financials — 10.2%
Banks — 2.8%
Central BanCo Inc.	75,776	1,814,835
Citigroup Inc.	203,776	23,110,236
See Notes to Financial Statements.

53
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Citizens Financial Group Inc.	38,400	$2,302,848
JPMorgan Chase & Co.	70,656	20,784,169
Total Banks		48,012,088
Capital Markets — 4.4%
Affiliated Managers Group Inc.	6,144	1,700,045
Bank of New York Mellon Corp.	73,728	8,746,353
Cboe Global Markets Inc.	6,144	1,726,894
CME Group Inc.	16,896	4,990,234
Evercore Inc., Class A Shares	5,632	1,681,208
Goldman Sachs Group Inc.	26,112	22,090,491
Invesco Ltd.	69,632	1,691,361
Janus Henderson Group PLC	35,328	1,814,799
Moody’s Corp.	15,872	6,924,160
Morgan Stanley	97,280	16,009,370
Northern Trust Corp.	18,432	2,572,554
SEI Investments Co.	22,528	1,767,772
State Street Corp.	24,576	3,110,339
T. Rowe Price Group Inc.	19,968	1,799,915
Total Capital Markets		76,625,495
Consumer Finance — 0.3%
OneMain Holdings Inc.	33,280	1,780,147
Synchrony Financial	41,472	2,820,926
Total Consumer Finance		4,601,073
Financial Services — 1.3%
Berkshire Hathaway Inc., Class B Shares	40,448	19,382,682 *
MGIC Investment Corp.	68,418	1,795,972
Western Union Co.	189,952	1,658,281
Total Financial Services		22,836,935
Insurance — 1.2%
Brighthouse Financial Inc.	30,720	1,839,514 *
Chubb Ltd.	18,432	6,007,542
Lincoln National Corp.	53,248	1,890,304
Loews Corp.	17,408	1,858,130
Old Republic International Corp.	42,496	1,695,590
Reinsurance Group of America Inc.	8,704	1,777,009
RenaissanceRe Holdings Ltd.	6,144	1,826,181
Travelers Cos. Inc.	9,728	2,837,463
White Mountains Insurance Group Ltd.	812	1,783,931
Total Insurance		21,515,664
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management Inc.	78,848	1,667,635
Rithm Capital Corp.	182,272	1,727,939
Total Mortgage Real Estate Investment Trusts (REITs)		3,395,574

Total Financials		176,986,829
Health Care — 12.0%
Biotechnology — 3.9%
AbbVie Inc.	123,904	26,947,881
See Notes to Financial Statements.

54
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Amgen Inc.	25,600	$9,007,360
Biogen Inc.	9,728	1,783,434 *
Exelixis Inc.	44,301	1,900,070 *
Gilead Sciences Inc.	123,392	17,197,143
Halozyme Therapeutics Inc.	26,112	1,687,619 *
Regeneron Pharmaceuticals Inc.	7,168	5,538,283
Roivant Sciences Ltd.	66,048	1,829,530 *
United Therapeutics Corp.	4,096	2,428,846 *
Total Biotechnology		68,320,166
Health Care Equipment & Supplies — 1.1%
IDEXX Laboratories Inc.	8,704	4,890,691 *
Medtronic PLC	122,368	10,603,187
ResMed Inc.	14,336	3,218,145
Total Health Care Equipment & Supplies		18,712,023
Health Care Providers & Services — 1.6%
Cardinal Health Inc.	27,136	5,734,108
Cencora Inc.	13,312	4,181,832
HCA Healthcare Inc.	17,408	8,238,162
McKesson Corp.	5,632	4,873,707
Quest Diagnostics Inc.	11,776	2,307,860
Universal Health Services Inc., Class B Shares	9,216	1,649,388
Total Health Care Providers & Services		26,985,057
Life Sciences Tools & Services — 0.1%
Medpace Holdings Inc.	4,096	1,966,858 *
Pharmaceuticals — 5.3%
Bristol-Myers Squibb Co.	211,968	12,855,859
Eli Lilly & Co.	18,944	17,424,123
Johnson & Johnson	136,704	33,415,926
Merck & Co. Inc.	118,784	14,288,528
Pfizer Inc.	421,376	11,832,238
Royalty Pharma PLC, Class A Shares	44,032	2,112,215
Total Pharmaceuticals		91,928,889

Total Health Care		207,912,993
Industrials — 10.2%
Aerospace & Defense — 3.1%
ATI Inc.	11,264	1,638,461 *
Curtiss-Wright Corp.	4,096	2,789,868
General Dynamics Corp.	22,016	7,556,331
Howmet Aerospace Inc.	43,520	10,029,619
Huntington Ingalls Industries Inc.	5,120	1,945,088
L3Harris Technologies Inc.	8,704	3,004,186
Lockheed Martin Corp.	10,685	6,457,907
RTX Corp.	92,160	17,777,664
Woodward Inc.	6,656	2,382,316
Total Aerospace & Defense		53,581,440
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	13,824	2,295,752
See Notes to Financial Statements.

55
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — continued
Expeditors International of Washington Inc.	12,800	$1,833,344
FedEx Corp.	10,240	3,647,283
United Parcel Service Inc., Class B Shares	34,304	3,374,827
Total Air Freight & Logistics		11,151,206
Building Products — 0.5%
AO Smith Corp.	23,552	1,553,019
Johnson Controls International PLC	55,808	7,308,057
Total Building Products		8,861,076
Commercial Services & Supplies — 0.1%
Rollins Inc.	30,208	1,613,409
Construction & Engineering — 0.9%
Comfort Systems USA Inc.	4,608	6,354,386
EMCOR Group Inc.	4,608	3,402,132
Quanta Services Inc.	12,288	6,746,358
Total Construction & Engineering		16,502,876
Electrical Equipment — 0.3%
Vertiv Holdings Co., Class A Shares	18,944	4,746,988
Ground Transportation — 0.1%
J.B. Hunt Transport Services Inc.	7,680	1,627,392
Machinery — 3.6%
Allison Transmission Holdings Inc.	14,848	1,738,107
Caterpillar Inc.	36,352	25,753,938
Cummins Inc.	10,752	5,784,791
Donaldson Co. Inc.	20,480	1,738,138
Flowserve Corp.	21,504	1,580,759
Illinois Tool Works Inc.	29,184	7,596,303
Lincoln Electric Holdings Inc.	6,656	1,657,877
Mueller Industries Inc.	15,360	1,701,888
Oshkosh Corp.	10,752	1,582,802
Parker-Hannifin Corp.	12,288	11,000,709
Snap-on Inc.	5,120	1,859,686
Total Machinery		61,994,998
Passenger Airlines — 0.3%
Delta Air Lines Inc.	54,784	3,642,041
Southwest Airlines Co.	37,376	1,404,216
Total Passenger Airlines		5,046,257
Professional Services — 0.1%
Leidos Holdings Inc.	11,264	1,751,777
Trading Companies & Distributors — 0.6%
Fastenal Co.	125,952	5,844,173
Ferguson Enterprises Inc.	13,312	3,105,157
MSC Industrial Direct Co. Inc., Class A Shares	19,456	1,795,205
Total Trading Companies & Distributors		10,744,535

Total Industrials		177,621,954
Information Technology — 32.3%
Communications Equipment — 2.4%
Arista Networks Inc.	113,152	13,892,803 *
See Notes to Financial Statements.

56
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Communications Equipment — continued
Cisco Systems Inc.	329,216	$25,543,870
Ubiquiti Inc.	2,560	2,023,142
Total Communications Equipment		41,459,815
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A Shares	142,336	17,984,154
Coherent Corp.	9,216	2,195,343 *
Corning Inc.	94,208	12,809,462
Keysight Technologies Inc.	8,704	2,457,748 *
Total Electronic Equipment, Instruments & Components		35,446,707
IT Services — 0.1%
Amdocs Ltd.	26,112	1,704,069
Semiconductors & Semiconductor Equipment — 15.3%
Amkor Technology Inc.	38,400	1,729,152
Analog Devices Inc.	22,528	7,167,058
Applied Materials Inc.	70,144	23,974,518
Broadcom Inc.	137,443	42,539,983
KLA Corp.	14,848	21,862,343
Lam Research Corp.	109,247	23,341,714
MACOM Technology Solutions Holdings Inc.	7,168	1,591,798 *
MKS Inc.	7,680	1,764,941
Monolithic Power Systems Inc.	4,608	5,038,157
NVIDIA Corp.	662,528	115,544,883
QUALCOMM Inc.	113,664	14,637,650
Skyworks Solutions Inc.	30,720	1,645,056
Teradyne Inc.	14,336	4,250,050
Total Semiconductors & Semiconductor Equipment		265,087,303
Software — 5.1%
Dropbox Inc., Class A Shares	73,216	1,663,468 *
Fortinet Inc.	62,976	5,146,399 *
Microsoft Corp.	205,824	76,189,870
Pegasystems Inc.	41,984	1,786,839
RingCentral Inc., Class A Shares	50,176	1,866,045
Teradata Corp.	57,856	1,482,849 *
Total Software		88,135,470
Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	487,424	123,703,337
HP Inc.	96,256	1,849,078
NetApp Inc.	20,480	2,096,947
Total Technology Hardware, Storage & Peripherals		127,649,362

Total Information Technology		559,482,726
Materials — 2.1%
Chemicals — 0.2%
CF Industries Holdings Inc.	19,968	2,592,645
Containers & Packaging — 0.2%
Sealed Air Corp.	43,520	1,830,016
Sonoco Products Co.	32,256	1,744,727
Total Containers & Packaging		3,574,743
See Notes to Financial Statements.

57
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 1.7%
Alcoa Corp.	29,696	$1,969,736
Anglogold Ashanti PLC	60,928	5,931,950
Newmont Corp.	136,192	14,742,784
Royal Gold Inc.	9,216	2,345,380
Southern Copper Corp.	12,800	2,202,368
Steel Dynamics Inc.	13,824	2,488,320
Total Metals & Mining		29,680,538

Total Materials		35,847,926
Real Estate — 2.7%
Diversified REITs — 0.1%
WP Carey Inc.	25,600	1,739,776
Health Care REITs — 0.9%
Medical Properties Trust Inc.	317,440	1,469,747 (a)
Omega Healthcare Investors Inc.	37,888	1,660,252
Welltower Inc.	65,536	12,957,123
Total Health Care REITs		16,087,122
Industrial REITs — 0.5%
EastGroup Properties Inc.	9,216	1,705,789
First Industrial Realty Trust Inc.	29,184	1,688,294
Prologis Inc.	43,008	5,684,798
Total Industrial REITs		9,078,881
Office REITs — 0.1%
Kilroy Realty Corp.	61,440	1,733,222 (a)
Retail REITs — 0.7%
Agree Realty Corp.	23,040	1,736,755
NNN REIT Inc.	40,448	1,700,030
Realty Income Corp.	101,376	6,202,184
Simon Property Group Inc.	15,872	2,960,604
Total Retail REITs		12,599,573
Specialized REITs — 0.4%
EPR Properties	30,720	1,534,771
Gaming and Leisure Properties Inc.	37,376	1,658,373
VICI Properties Inc.	110,592	3,021,374
Total Specialized REITs		6,214,518

Total Real Estate		47,453,092
Utilities — 1.8%
Electric Utilities — 1.4%
American Electric Power Co. Inc.	40,448	5,301,924
Edison International	24,576	1,798,472
Entergy Corp.	44,544	5,004,964
Evergy Inc.	23,552	1,929,380
FirstEnergy Corp.	35,840	1,815,654
NextEra Energy Inc.	95,232	8,845,148
Total Electric Utilities		24,695,542
Gas Utilities — 0.3%
Atmos Energy Corp.	14,848	2,742,723
See Notes to Financial Statements.

58
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Large Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — continued
National Fuel Gas Co.		19,968	$1,876,193
Total Gas Utilities			4,618,916
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.		109,568	1,543,813

Total Utilities			30,858,271
Total Investments before Short-Term Investments (Cost — $1,431,505,694)			1,727,589,639
	Rate
Short-Term Investments — 0.4%
Investments from Cash Collateral Received for Loaned Securities — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,996,925)	3.536%	2,996,925	2,996,925 (b)(c)(d)

Money Market Funds — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $2,995,859)	3.536%	2,995,859	2,995,859 (b)(c)(d)

Total Short-Term Investments (Cost — $5,992,784)			5,992,784
Total Investments — 100.1% (Cost — $1,437,498,478)			1,733,582,423
Liabilities in Excess of Other Assets — (0.1)%			(1,381,705)
Total Net Assets — 100.0%			$1,732,200,718

*	Non-income producing security.
(a)	A portion or all of the security is on loan at March 31, 2026 (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $5,992,784 and the cost was $5,992,784 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	12	6/26	$3,982,748	$3,942,450	$(40,298)
See Notes to Financial Statements.

59
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 3.3%
Entertainment — 1.1%
Electronic Arts Inc.	86,010	$17,534,859
Interactive Media & Services — 0.3%
Pinterest Inc., Class A Shares	288,530	5,291,640 *
Media — 1.7%
Fox Corp., Class A Shares	127,490	7,445,416
Fox Corp., Class B Shares	74,420	3,951,702
Nexstar Media Group Inc.	12,810	2,316,432
Omnicom Group Inc.	179,340	13,506,095
Sirius XM Holdings Inc.	53,070	1,224,856
Total Media		28,444,501
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA	53,070	3,977,066

Total Communication Services		55,248,066
Consumer Discretionary — 18.1%
Automobile Components — 0.2%
Lear Corp.	23,180	2,806,634
Broadline Retail — 1.6%
Dillard’s Inc., Class A Shares	1,830	1,046,961
eBay Inc.	209,230	19,044,115
Etsy Inc.	47,580	2,378,048 *
Macy’s Inc.	213,500	3,862,215
Total Broadline Retail		26,331,339
Distributors — 1.1%
Genuine Parts Co.	91,500	9,676,125
LKQ Corp.	174,460	5,123,891
Pool Corp.	20,740	4,196,324
Total Distributors		18,996,340
Diversified Consumer Services — 0.4%
Duolingo Inc.	16,470	1,623,448 *
Grand Canyon Education Inc.	17,080	2,904,112 *
H&R Block Inc.	94,550	3,001,017
Total Diversified Consumer Services		7,528,577
Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.	17,690	1,453,764
Darden Restaurants Inc.	50,020	9,805,921
Expedia Group Inc.	67,710	15,633,562
Texas Roadhouse Inc.	56,120	9,267,657
Wendy’s Co.	120,780	839,421
Yum! Brands Inc.	112,850	17,545,918
Total Hotels, Restaurants & Leisure		54,546,243
Household Durables — 3.2%
Garmin Ltd.	88,450	20,521,285
NVR Inc.	1,601	10,550,318 *
PulteGroup Inc.	116,510	13,702,741
See Notes to Financial Statements.

60
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Somnigroup International Inc.	118,950	$8,792,784
Total Household Durables		53,567,128
Leisure Products — 0.1%
YETI Holdings Inc.	34,770	1,272,234 *
Specialty Retail — 5.0%
AutoNation Inc.	17,080	3,335,041 *
Bath & Body Works Inc.	150,060	2,801,620
Best Buy Co. Inc.	162,870	10,456,254
Dick’s Sporting Goods Inc.	38,430	7,620,285
Gap Inc.	136,640	3,306,688
Murphy USA Inc.	12,810	6,327,756
Tractor Supply Co.	316,590	14,341,527
Ulta Beauty Inc.	32,330	16,899,214 *
Wayfair Inc., Class A Shares	29,280	2,202,149 *
Williams-Sonoma Inc.	90,890	16,571,973
Total Specialty Retail		83,862,507
Textiles, Apparel & Luxury Goods — 3.2%
Columbia Sportswear Co.	17,690	969,589
Crocs Inc.	36,600	3,038,532 *
Deckers Outdoor Corp.	101,870	10,196,169 *
Lululemon Athletica Inc.	52,460	8,031,626 *
Ralph Lauren Corp.	28,670	9,862,193
Tapestry Inc.	158,600	22,380,046
Total Textiles, Apparel & Luxury Goods		54,478,155

Total Consumer Discretionary		303,389,157
Consumer Staples — 9.3%
Beverages — 0.5%
Brown-Forman Corp., Class A Shares	20,130	539,283 (a)
Brown-Forman Corp., Class B Shares	43,310	1,145,116
Coca-Cola Consolidated Inc.	36,600	7,017,684
Total Beverages		8,702,083
Consumer Staples Distribution & Retail — 5.2%
Albertsons Cos. Inc., Class A Shares	362,950	6,184,668
BJ’s Wholesale Club Holdings Inc.	92,110	9,065,466 *
Casey’s General Stores Inc.	21,960	15,983,806
Dollar General Corp.	140,300	16,657,819
Kroger Co.	257,420	18,626,911
Sprouts Farmers Market Inc.	48,800	3,763,944 *
Sysco Corp.	227,530	16,229,715
Total Consumer Staples Distribution & Retail		86,512,329
Food Products — 2.1%
Flowers Foods Inc.	156,160	1,272,704
General Mills Inc.	300,730	11,193,171
Hershey Co.	92,110	19,148,748
Ingredion Inc.	32,330	3,642,298
Pilgrim’s Pride Corp.	18,300	691,008
Total Food Products		35,947,929
See Notes to Financial Statements.

61
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Products — 0.5%
Clorox Co.	79,910	$8,281,073
Personal Care Products — 1.0%
BellRing Brands Inc.	64,660	1,040,379 *
Kenvue Inc.	913,170	15,743,051
Total Personal Care Products		16,783,430

Total Consumer Staples		156,226,844
Energy — 5.9%
Oil, Gas & Consumable Fuels — 5.9%
Antero Midstream Corp.	251,320	5,730,096
APA Corp.	241,560	10,251,807
Cheniere Energy Inc.	82,960	23,540,730
Devon Energy Corp.	385,520	19,399,367
DT Midstream Inc.	60,390	8,132,721
Ovintiv Inc.	164,090	9,740,382
Permian Resources Corp., Class A Shares	287,920	6,138,454
Texas Pacific Land Corp.	34,770	16,500,451

Total Energy		99,434,008
Financials — 15.4%
Banks — 0.7%
Columbia Banking System Inc.	161,650	4,434,059
Commerce Bancshares Inc.	71,370	3,511,404
Prosperity Bancshares Inc.	59,170	3,975,041
Total Banks		11,920,504
Capital Markets — 3.3%
Affiliated Managers Group Inc.	20,130	5,569,971
FactSet Research Systems Inc.	18,300	3,970,917
Invesco Ltd.	225,700	5,482,253
Janus Henderson Group PLC	79,300	4,073,641
MarketAxess Holdings Inc.	10,370	1,710,843
MSCI Inc.	30,500	16,439,805
SEI Investments Co.	81,130	6,366,271
T. Rowe Price Group Inc.	125,660	11,326,992
Total Capital Markets		54,940,693
Consumer Finance — 1.5%
Ally Financial Inc.	163,480	6,413,320
OneMain Holdings Inc.	71,980	3,850,210
Synchrony Financial	223,870	15,227,638
Total Consumer Finance		25,491,168
Financial Services — 0.5%
MGIC Investment Corp.	211,670	5,556,337
Western Union Co.	300,120	2,620,048
Total Financial Services		8,176,385
Insurance — 9.1%
Allstate Corp.	81,130	16,821,494
Arch Capital Group Ltd.	184,830	17,741,832 *
Cincinnati Financial Corp.	103,700	16,317,195
CNA Financial Corp.	15,250	700,280
See Notes to Financial Statements.

62
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Everest Group Ltd.	34,770	$11,364,574
Globe Life Inc.	65,270	9,083,626
Hartford Insurance Group Inc.	126,270	17,075,492
Kinsale Capital Group Inc.	17,080	5,835,553
Markel Group Inc.	5,850	11,197,309 *
Old Republic International Corp.	151,890	6,060,411
Principal Financial Group Inc.	95,770	8,629,835
Prudential Financial Inc.	160,430	15,672,407
Unum Group	103,700	7,573,211
WR Berkley Corp.	132,370	8,773,484
Total Insurance		152,846,703
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management Inc.	195,810	4,141,381

Total Financials		257,516,834
Health Care — 12.5%
Biotechnology — 4.0%
Alnylam Pharmaceuticals Inc.	38,430	12,715,334 *
Exelixis Inc.	184,830	7,927,359 *
Halozyme Therapeutics Inc.	63,440	4,100,127 *
Incyte Corp.	137,860	12,975,383 *
Neurocrine Biosciences Inc.	79,910	10,527,344 *
United Therapeutics Corp.	30,500	18,085,890 *
Total Biotechnology		66,331,437
Health Care Equipment & Supplies — 2.3%
IDEXX Laboratories Inc.	23,180	13,024,610 *
Inspire Medical Systems Inc.	17,690	912,450 *
ResMed Inc.	67,710	15,199,541
STERIS PLC	46,970	10,386,476
Total Health Care Equipment & Supplies		39,523,077
Health Care Providers & Services — 2.9%
Acadia Healthcare Co. Inc.	57,340	1,341,183 *
Cencora Inc.	46,970	14,755,156
Chemed Corp.	8,540	3,225,900
Encompass Health Corp.	87,840	8,496,763
Tenet Healthcare Corp.	62,220	11,741,536 *
Universal Health Services Inc., Class B Shares	47,580	8,515,392
Total Health Care Providers & Services		48,075,930
Life Sciences Tools & Services — 1.8%
Medpace Holdings Inc.	6,710	3,222,075 *
Mettler-Toledo International Inc.	11,734	14,798,921 *
Waters Corp.	42,700	12,716,060 *
Total Life Sciences Tools & Services		30,737,056
Pharmaceuticals — 1.5%
Organon & Co.	220,210	1,319,058
Perrigo Co. PLC	38,430	412,738
Royalty Pharma PLC, Class A Shares	270,840	12,992,195
See Notes to Financial Statements.

63
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Viatris Inc.	721,020	$9,740,980
Total Pharmaceuticals		24,464,971

Total Health Care		209,132,471
Industrials — 20.3%
Aerospace & Defense — 0.7%
HEICO Corp.	18,300	5,017,860
HEICO Corp., Class A Shares	32,940	6,953,305
Total Aerospace & Defense		11,971,165
Air Freight & Logistics — 1.6%
CH Robinson Worldwide Inc.	83,570	13,878,470
Expeditors International of Washington Inc.	95,770	13,717,137
Total Air Freight & Logistics		27,595,607
Building Products — 1.4%
Allegion PLC	56,730	8,242,302
Armstrong World Industries Inc.	22,570	3,719,536
Lennox International Inc.	23,180	10,758,533
Total Building Products		22,720,371
Commercial Services & Supplies — 1.5%
Rollins Inc.	212,280	11,337,875
Veralto Corp.	154,330	13,645,858
Total Commercial Services & Supplies		24,983,733
Ground Transportation — 2.0%
Knight-Swift Transportation Holdings Inc.	70,150	4,039,237
Old Dominion Freight Line Inc.	117,120	22,885,248
Saia Inc.	14,640	5,142,739 *
Schneider National Inc., Class B Shares	30,500	803,980
Total Ground Transportation		32,871,204
Machinery — 4.0%
Allison Transmission Holdings Inc.	63,440	7,426,286
Cummins Inc.	34,770	18,706,956
Donaldson Co. Inc.	75,640	6,419,567
Otis Worldwide Corp.	195,200	15,046,016
Snap-on Inc.	34,770	12,629,159
Toro Co.	63,440	5,927,834
Total Machinery		66,155,818
Passenger Airlines — 2.0%
Delta Air Lines Inc.	270,230	17,964,891
United Airlines Holdings Inc.	170,190	15,669,393 *
Total Passenger Airlines		33,634,284
Professional Services — 3.6%
Booz Allen Hamilton Holding Corp.	112,850	8,805,685
CACI International Inc., Class A Shares	12,200	6,635,214 *
Concentrix Corp.	28,670	784,411
Genpact Ltd.	122,000	4,544,500
Leidos Holdings Inc.	70,760	11,004,595
ManpowerGroup Inc.	29,280	862,589
Paychex Inc.	154,940	14,273,073
See Notes to Financial Statements.

64
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Professional Services — continued
Paycom Software Inc.	30,500	$3,706,970
Robert Half Inc.	71,980	1,828,292
Verisk Analytics Inc.	40,260	7,639,335
Total Professional Services		60,084,664
Trading Companies & Distributors — 3.5%
Fastenal Co.	428,830	19,897,712
Ferguson Enterprises Inc.	68,930	16,078,612
MSC Industrial Direct Co. Inc., Class A Shares	35,380	3,264,512
W.W. Grainger Inc.	18,300	19,961,823
Total Trading Companies & Distributors		59,202,659

Total Industrials		339,219,505
Information Technology — 8.2%
Communications Equipment — 0.8%
F5 Inc.	38,430	11,118,952 *
Ubiquiti Inc.	2,095	1,655,658
Total Communications Equipment		12,774,610
Electronic Equipment, Instruments & Components — 0.2%
Ingram Micro Holding Corp.	9,150	213,286
Vontier Corp.	101,870	3,613,329
Total Electronic Equipment, Instruments & Components		3,826,615
IT Services — 2.0%
Amdocs Ltd.	69,540	4,538,180
Gartner Inc.	43,920	6,954,293 *
GoDaddy Inc., Class A Shares	94,550	7,816,449 *
VeriSign Inc.	57,950	14,392,462
Total IT Services		33,701,384
Semiconductors & Semiconductor Equipment — 1.5%
Cirrus Logic Inc.	33,550	4,852,001 *
Monolithic Power Systems Inc.	18,666	20,408,471
Total Semiconductors & Semiconductor Equipment		25,260,472
Software — 2.1%
Appfolio Inc., Class A Shares	14,030	2,214,215 *
DocuSign Inc.	111,630	5,292,378 *
Dolby Laboratories Inc., Class A Shares	42,700	2,564,562
Dropbox Inc., Class A Shares	120,170	2,730,262 *
Fair Isaac Corp.	9,582	10,229,168 *
Manhattan Associates Inc.	50,630	6,739,866 *
Pegasystems Inc.	50,020	2,128,851
RingCentral Inc., Class A Shares	40,260	1,497,269
Teradata Corp.	62,220	1,594,699 *
Total Software		34,991,270
Technology Hardware, Storage & Peripherals — 1.6%
HP Inc.	582,550	11,190,786
NetApp Inc.	155,550	15,926,764
Total Technology Hardware, Storage & Peripherals		27,117,550

Total Information Technology		137,671,901
See Notes to Financial Statements.

65
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 0.9%
Chemicals — 0.1%
NewMarket Corp.	3,660	$2,345,877
Containers & Packaging — 0.8%
Avery Dennison Corp.	49,410	8,532,119
Sealed Air Corp.	96,380	4,052,779
Total Containers & Packaging		12,584,898

Total Materials		14,930,775
Real Estate — 3.8%
Diversified REITs — 0.5%
WP Carey Inc.	126,270	8,581,309
Health Care REITs — 0.6%
Alexandria Real Estate Equities Inc.	50,020	2,321,928
Omega Healthcare Investors Inc.	188,490	8,259,632
Total Health Care REITs		10,581,560
Industrial REITs — 0.5%
EastGroup Properties Inc.	23,790	4,403,291
STAG Industrial Inc.	117,730	4,245,344
Total Industrial REITs		8,648,635
Office REITs — 0.4%
Cousins Properties Inc.	100,040	2,257,903
Highwoods Properties Inc.	79,300	1,697,813
Kilroy Realty Corp.	78,080	2,202,637 (a)
Total Office REITs		6,158,353
Residential REITs — 1.1%
American Homes 4 Rent, Class A Shares	143,960	4,019,363
Camden Property Trust	65,880	6,433,841
Equity LifeStyle Properties Inc.	129,930	8,110,230
Total Residential REITs		18,563,434
Retail REITs — 0.3%
NNN REIT Inc.	129,320	5,435,320
Specialized REITs — 0.4%
Lamar Advertising Co., Class A Shares	50,630	6,412,796

Total Real Estate		64,381,407
Utilities — 2.1%
Electric Utilities — 0.5%
Edison International	107,970	7,901,244
Gas Utilities — 0.3%
National Fuel Gas Co.	58,560	5,502,298
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	316,590	4,460,753
Water Utilities — 1.0%
American Water Works Co. Inc.	123,220	16,769,010

Total Utilities		34,633,305
Total Investments before Short-Term Investments (Cost — $1,636,221,027)		1,671,784,273
Rate
Short-Term Investments — 0.1%
See Notes to Financial Statements.

66
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Mid Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,331,438)	3.536%	1,331,438	$1,331,438 (b)(c)(d)

Investments from Cash Collateral Received for Loaned Securities — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $851,350)	3.536%	851,350	851,350 (b)(c)(d)

Total Short-Term Investments (Cost — $2,182,788)			2,182,788
Total Investments — 99.9% (Cost — $1,638,403,815)			1,673,967,061
Other Assets in Excess of Liabilities — 0.1%			1,014,738
Total Net Assets — 100.0%			$1,674,981,799

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at March 31, 2026 (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $2,182,788 and the cost was $2,182,788 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P MidCap 400 Index	8	6/26	$2,735,254	$2,717,200	$(18,054)
See Notes to Financial Statements.

67
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 2.1%
Diversified Telecommunication Services — 0.1%
IDT Corp., Class B Shares	1,144	$56,170
Entertainment — 0.0%††
Playstudios Inc.	5,016	2,353 *
Playtika Holding Corp.	3,410	9,480
Total Entertainment		11,833
Interactive Media & Services — 0.8%
Arena Group Holdings Inc.	616	1,337 *
Cargurus Inc.	5,610	191,020 *
EverQuote Inc., Class A Shares	1,936	29,853 *
fuboTV Inc., Class A Shares	902	8,533 *(a)
Shutterstock Inc.	1,782	29,599
Travelzoo	374	2,214 *
Yelp Inc.	4,598	113,755 *
ZipRecruiter Inc., Class A Shares	4,686	8,622 *
Total Interactive Media & Services		384,933
Media — 0.6%
AMC Networks Inc., Class A Shares	2,068	14,042 *
Cable One Inc.	242	22,073 *
Gambling.com Group Ltd.	1,166	4,524 *
Ibotta Inc., Class A Shares	770	23,077 *
iHeartMedia Inc., Class A Shares	3,806	11,114 *
John Wiley & Sons Inc., Class A Shares	3,014	114,833
Scholastic Corp.	1,518	59,293
Thryv Holdings Inc.	1,188	3,255 *
Total Media		252,211
Wireless Telecommunication Services — 0.6%
Spok Holdings Inc.	1,342	14,628
Telephone and Data Systems Inc.	6,336	266,746
Total Wireless Telecommunication Services		281,374

Total Communication Services		986,521
Consumer Discretionary — 15.9%
Automobile Components — 1.6%
Dorman Products Inc.	1,540	160,715 *
Garrett Motion Inc.	5,214	94,738
LCI Industries	1,496	183,978
Patrick Industries Inc.	1,914	212,588
Standard Motor Products Inc.	1,562	54,264
XPEL Inc.	1,540	68,160 *
Total Automobile Components		774,443
Broadline Retail — 0.1%
Kohl’s Corp.	3,432	44,273
Savers Value Village Inc.	1,716	12,767 *
Total Broadline Retail		57,040
Distributors — 0.0%††
Weyco Group Inc.	418	13,397
See Notes to Financial Statements.

68
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Diversified Consumer Services — 3.5%
American Public Education Inc.	968	$55,060 *
Covista Inc.	2,376	273,834 *
Frontdoor Inc.	4,708	248,865 *
Laureate Education Inc.	5,918	206,183 *
Lincoln Educational Services Corp.	2,266	92,181 *
Matthews International Corp., Class A Shares	1,804	46,579
Mister Car Wash Inc.	4,884	34,042 *
Perdoceo Education Corp.	5,478	203,836
Strategic Education Inc.	1,496	124,108
Stride Inc.	2,772	244,407 *
Universal Technical Institute Inc.	3,014	108,806 *
Total Diversified Consumer Services		1,637,901
Hotels, Restaurants & Leisure — 1.6%
Bloomin’ Brands Inc.	7,304	39,442
Cheesecake Factory Inc.	4,202	230,059
Cracker Barrel Old Country Store Inc.	1,848	51,947 (a)
Jack in the Box Inc.	1,166	11,275
Monarch Casino & Resort Inc.	1,012	96,747
Nathan’s Famous Inc.	198	19,945
Papa John’s International Inc.	2,222	72,015
Portillo’s Inc., Class A Shares	4,092	21,647 *
Rush Street Interactive Inc.	4,598	100,006 *
Super Group SGHC Ltd.	9,152	98,842
Total Hotels, Restaurants & Leisure		741,925
Household Durables — 1.5%
Bassett Furniture Industries Inc.	462	6,537
Cricut Inc., Class A Shares	2,772	10,367
Ethan Allen Interiors Inc.	1,826	40,647
Flexsteel Industries Inc.	220	9,887
Hamilton Beach Brands Holding Co., Class A Shares	462	8,755
Installed Building Products Inc.	1,496	396,664
La-Z-Boy Inc.	2,904	93,334
Lovesac Co.	836	12,348 *
Sonos Inc.	7,744	103,770 *
Total Household Durables		682,309
Leisure Products — 0.6%
Acushnet Holdings Corp.	2,156	201,543
Escalade Inc.	638	10,954
JAKKS Pacific Inc.	572	11,394
Marine Products Corp.	616	4,478
Smith & Wesson Brands Inc.	2,662	38,147
Total Leisure Products		266,516
Specialty Retail — 5.0%
Abercrombie & Fitch Co., Class A Shares	3,696	337,703 *
Academy Sports & Outdoors Inc.	4,356	245,896
American Eagle Outfitters Inc.	11,198	187,007
Buckle Inc.	2,486	125,195
See Notes to Financial Statements.

69
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Build-A-Bear Workshop Inc.	1,034	$38,723
Caleres Inc.	2,420	25,507
Designer Brands Inc., Class A Shares	2,024	11,517
Envela Corp.	330	5,498 *
Genesco Inc.	704	20,409 *
Group 1 Automotive Inc.	770	254,585
Haverty Furniture Cos. Inc.	1,100	23,298
J Jill Inc.	528	6,051
Monro Inc.	2,156	34,582
RealReal Inc.	5,764	52,337 *
Revolve Group Inc.	3,058	69,141 *
Sally Beauty Holdings Inc.	8,558	118,528 *
Shoe Carnival Inc.	1,122	17,492
Signet Jewelers Ltd.	2,662	225,312
Sleep Number Corp.	1,210	2,172 *
Sonic Automotive Inc., Class A Shares	990	67,884
Torrid Holdings Inc.	1,936	3,446 *
Upbound Group Inc.	4,026	72,669
Urban Outfitters Inc.	2,816	178,394 *
Victoria’s Secret & Co.	3,652	169,307 *
Winmark Corp.	154	65,843
Total Specialty Retail		2,358,496
Textiles, Apparel & Luxury Goods — 2.0%
Carter’s Inc.	2,002	71,592
Ermenegildo Zegna NV	3,014	31,406
Figs Inc., Class A Shares	7,436	109,830 *
G-III Apparel Group Ltd.	2,640	73,128
Kontoor Brands Inc.	4,356	306,183
Movado Group Inc.	1,166	28,474
Oxford Industries Inc.	1,122	43,208
Rocky Brands Inc.	528	20,444
Steven Madden Ltd.	5,236	177,605
Superior Group of Cos. Inc.	704	7,153
Wolverine World Wide Inc.	5,236	85,451
Total Textiles, Apparel & Luxury Goods		954,474

Total Consumer Discretionary		7,486,501
Consumer Staples — 6.0%
Beverages — 0.4%
National Beverage Corp.	1,738	58,484 *
Vita Coco Co. Inc.	2,728	130,698 *
Zevia PBC, Class A Shares	2,376	2,780 *
Total Beverages		191,962
Consumer Staples Distribution & Retail — 1.8%
Chefs’ Warehouse Inc.	1,804	107,248 *
Grocery Outlet Holding Corp.	4,972	35,053 *
Ingles Markets Inc., Class A Shares	1,034	92,946
Natural Grocers by Vitamin Cottage Inc.	814	21,042
See Notes to Financial Statements.

70
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
PriceSmart Inc.	1,914	$288,057
United Natural Foods Inc.	4,026	181,412 *
Village Super Market Inc., Class A Shares	792	33,446
Weis Markets Inc.	1,144	78,238
Total Consumer Staples Distribution & Retail		837,442
Food Products — 1.6%
Cal-Maine Foods Inc.	3,410	269,902
Fresh Del Monte Produce Inc.	1,826	73,515
J&J Snack Foods Corp.	968	76,733
John B Sanfilippo & Son Inc.	572	45,377
Lifeway Foods Inc.	286	5,531 *
Mama’s Creations Inc.	2,112	32,398 *
Marzetti Co.	1,276	176,509
Tootsie Roll Industries Inc.	929	39,687
Vital Farms Inc.	2,200	31,064 *
Total Food Products		750,716
Household Products — 1.0%
Central Garden & Pet Co.	594	21,841 *
Central Garden & Pet Co., Class A Shares	3,410	110,552 *
Energizer Holdings Inc.	4,620	75,860
Oil-Dri Corp. of America	638	41,528
WD-40 Co.	1,034	210,874
Total Household Products		460,655
Personal Care Products — 0.8%
Edgewell Personal Care Co.	3,014	64,319
FitLife Brands Inc.	198	2,812 *
Herbalife Ltd.	5,434	79,988 *
Interparfums Inc.	1,540	139,894
Lifevantage Corp.	594	2,566 (a)
Medifast Inc.	638	6,501 *
Nature’s Sunshine Products Inc.	1,210	29,028 *
Niagen Bioscience Inc.	3,828	16,881 *
Nu Skin Enterprises Inc., Class A Shares	4,004	29,149
USANA Health Sciences Inc.	902	15,758 *
Total Personal Care Products		386,896
Tobacco — 0.4%
Turning Point Brands Inc.	1,122	97,378
Universal Corp.	1,760	92,752
Total Tobacco		190,130

Total Consumer Staples		2,817,801
Energy — 4.9%
Energy Equipment & Services — 1.2%
Archrock Inc.	9,416	327,677
Kodiak Gas Services Inc.	4,334	252,759
Total Energy Equipment & Services		580,436
Oil, Gas & Consumable Fuels — 3.7%
Ardmore Shipping Corp.	2,266	34,557
See Notes to Financial Statements.

71
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
California Resources Corp.	4,246	$293,908
DHT Holdings Inc.	4,488	81,996
Dorian LPG Ltd.	1,232	42,134
Evolution Petroleum Corp.	1,848	8,464
FLEX LNG Ltd.	1,562	46,407 (a)
International Seaways Inc.	2,706	197,213
Magnolia Oil & Gas Corp., Class A Shares	10,648	336,157
Nordic American Tankers Ltd.	9,790	57,369
Northern Oil & Gas Inc.	6,050	176,841
Riley Exploration Permian Inc.	880	32,076
Scorpio Tankers Inc.	2,816	210,243
SFL Corp. Ltd.	7,678	82,846
Teekay Tankers Ltd., Class A Shares	1,518	111,300
Total Oil, Gas & Consumable Fuels		1,711,511

Total Energy		2,291,947
Financials — 14.8%
Banks — 4.2%
Bank First Corp.	418	56,455
Bank of Marin Bancorp	858	21,991
Bank7 Corp.	264	10,528
Central Pacific Financial Corp.	1,650	52,734
Chemung Financial Corp.	286	15,392
Citizens & Northern Corp.	1,122	25,065
City Holding Co.	836	99,919
Eagle Bancorp Inc.	1,826	45,413
First Busey Corp.	4,730	119,527
First Business Financial Services Inc.	506	27,289
First Capital Inc.	154	7,643
First Community Bankshares Inc.	990	41,105
First Interstate BancSystem Inc., Class A Shares	4,884	163,126
First United Corp.	286	10,479
German American Bancorp Inc.	1,232	51,485
Heritage Commerce Corp.	3,498	43,655
Home Bancorp Inc.	418	25,322
Home BancShares Inc.	12,936	348,366
Kearny Financial Corp.	3,102	23,420
NBT Bancorp Inc.	3,476	148,008
Nicolet Bankshares Inc.	594	88,280
Northeast Community Bancorp Inc.	770	18,326
Northwest Bancshares Inc.	8,162	103,576
Ohio Valley Banc Corp.	132	5,790
Parke Bancorp Inc.	638	18,119
Peoples Bancorp Inc.	2,310	75,930
Preferred Bank	792	71,826
Riverview Bancorp Inc.	880	4,840
Southern Missouri Bancorp Inc.	550	35,167
Stock Yards Bancorp Inc.	1,606	106,462
See Notes to Financial Statements.

72
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Tompkins Financial Corp.	858	$67,645
TrustCo Bank Corp.	1,254	54,900
Total Banks		1,987,783
Capital Markets — 1.0%
Artisan Partners Asset Management Inc., Class A Shares	4,158	151,310
Donnelley Financial Solutions Inc.	1,584	74,670 *
GCM Grosvenor Inc., Class A Shares	3,014	29,537
PJT Partners Inc., Class A Shares	1,364	190,578
Value Line Inc.	46	1,623
Westwood Holdings Group Inc.	242	3,986
Total Capital Markets		451,704
Consumer Finance — 2.2%
Bread Financial Holdings Inc.	2,618	196,062
Consumer Portfolio Services Inc.	638	4,932 *
Enova International Inc.	1,672	227,108 *
FirstCash Holdings Inc.	2,574	483,912
Medallion Financial Corp.	1,034	8,851
NerdWallet Inc., Class A Shares	2,706	28,088 *
Regional Management Corp.	770	24,833
World Acceptance Corp.	286	38,621 *
Total Consumer Finance		1,012,407
Financial Services — 3.5%
Banco Latinoamericano de Comercio Exterior SA, Class E Shares	1,826	93,272
Cass Information Systems Inc.	726	31,959
Enact Holdings Inc.	2,420	98,760
Essent Group Ltd.	7,678	448,702
Flywire Corp.	5,786	67,349 *
International Money Express Inc.	2,310	36,498 *
Jackson Financial Inc., Class A Shares	4,840	511,685
Pagseguro Digital Ltd., Class A Shares	7,964	79,799
Remitly Global Inc.	7,722	121,004 *
StoneCo Ltd., Class A Shares	11,440	161,533 *
Total Financial Services		1,650,561
Insurance — 2.7%
Ategrity Specialty Holdings LLC	242	4,784 *
Bowhead Specialty Holdings Inc.	902	20,232 *
CNO Financial Group Inc.	6,688	274,609
Donegal Group Inc., Class A Shares	748	12,851
Genworth Financial Inc.	26,972	219,012 *
Goosehead Insurance Inc., Class A Shares	1,254	53,496 *
Hamilton Insurance Group Ltd., Class B Shares	2,508	74,814
Mercury General Corp.	1,760	155,144
Palomar Holdings Inc.	1,188	141,966 *
Selective Insurance Group Inc.	4,114	310,154
Slide Insurance Holdings Inc.	880	15,840 *
Total Insurance		1,282,902
See Notes to Financial Statements.

73
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
ACRES Commercial Realty Corp.	286	$5,526 *
Apollo Commercial Real Estate Finance Inc.	8,602	90,837
Ares Commercial Real Estate Corp.	3,564	17,107
Blackstone Mortgage Trust Inc., Class A Shares	13,486	258,257
Chicago Atlantic Real Estate Finance Inc.	1,078	12,203
Chimera Investment Corp.	3,982	49,974
KKR Real Estate Finance Trust Inc.	4,642	28,409
Ladder Capital Corp.	3,564	34,820
Lument Finance Trust Inc.	2,244	2,827
Nexpoint Real Estate Finance Inc.	484	6,520
Seven Hills Realty Trust	1,034	8,500
Sunrise Realty Trust Inc.	308	2,362
TPG Mortgage Investment Trust Inc.	1,386	10,132
TPG RE Finance Trust Inc.	4,862	37,972
Total Mortgage Real Estate Investment Trusts (REITs)		565,446

Total Financials		6,950,803
Health Care — 10.7%
Biotechnology — 3.9%
ACADIA Pharmaceuticals Inc.	9,548	212,539 *
Alkermes PLC	12,166	430,190 *
Amicus Therapeutics Inc.	15,664	226,501 *
Aurinia Pharmaceuticals Inc.	3,894	57,709 *
BioCryst Pharmaceuticals Inc.	11,154	106,186 *
Catalyst Pharmaceuticals Inc.	8,162	202,091 *
Fennec Pharmaceuticals Inc.	1,562	9,606 *
Ironwood Pharmaceuticals Inc.	5,082	17,838 *
MiMedx Group Inc.	9,548	37,715 *
Myriad Genetics Inc.	4,334	19,503 *
Organogenesis Holdings Inc.	5,280	12,514 *
Protagonist Therapeutics Inc.	3,344	352,458 *
Protalix BioTherapeutics Inc.	3,278	7,113 *
Puma Biotechnology Inc.	3,102	19,822 *
Rigel Pharmaceuticals Inc.	1,254	33,908 *
Vanda Pharmaceuticals Inc.	3,740	25,843 *
Vericel Corp.	2,838	91,298 *
Total Biotechnology		1,862,834
Health Care Equipment & Supplies — 2.6%
Acme United Corp.	154	6,916
Artivion Inc.	2,750	100,705 *
AtriCure Inc.	3,520	100,426 *
Axogen Inc.	3,168	104,956 *
CONMED Corp.	2,090	73,902
Electromed Inc.	418	9,785 *
Embecta Corp.	4,598	40,646
iRadimed Corp.	682	65,649
Lantheus Holdings Inc.	3,696	280,342 *
LeMaitre Vascular Inc.	1,298	141,703
See Notes to Financial Statements.

74
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Merit Medical Systems Inc.	3,432	$236,568 *
Pro-Dex Inc.	88	4,323 *
SANUWAVE Health Inc.	352	6,086 *
Tactile Systems Technology Inc.	1,716	44,839 *
Total Health Care Equipment & Supplies		1,216,846
Health Care Providers & Services — 2.2%
Ardent Health Inc.	1,364	11,676 *
Community Health Systems Inc.	9,130	26,842 *
Concentra Group Holdings Parent Inc.	7,062	151,480
CorVel Corp.	1,848	100,993 *
Cross Country Healthcare Inc.	1,936	18,198 *
Guardian Pharmacy Services Inc., Class A Shares	814	30,655 *
LifeStance Health Group Inc.	8,294	52,833 *
National HealthCare Corp.	792	126,482
National Research Corp.	1,078	18,305
Option Care Health Inc.	9,746	262,362 *
Pediatrix Medical Group Inc.	6,710	143,527 *
Progyny Inc.	3,520	59,770 *
SBC Medical Group Holdings Inc.	506	2,115 *
Sonida Senior Living Inc.	308	9,933 *
Viemed Healthcare Inc.	2,574	23,707 *
Total Health Care Providers & Services		1,038,878
Health Care Technology — 0.1%
HealthStream Inc.	1,210	25,059
TruBridge Inc.	462	6,764 *
Total Health Care Technology		31,823
Pharmaceuticals — 1.9%
Avadel Pharmaceuticals PLC	4,557	2,916 *(b)
Biote Corp., Class A Shares	1,034	1,396 *
Collegium Pharmaceutical Inc.	1,980	65,479 *
CorMedix Inc.	2,420	16,432 *
Harmony Biosciences Holdings Inc.	2,948	82,573 *
Indivior Pharmaceuticals Inc.	7,942	242,072 *
Innoviva Inc.	3,916	91,243 *
Pacira BioSciences Inc.	2,134	48,228 *
Phibro Animal Health Corp., Class A Shares	1,496	82,744
Prestige Consumer Healthcare Inc.	3,586	212,542 *
SIGA Technologies Inc.	3,190	17,067
Theravance Biopharma Inc.	1,166	18,924 *
Total Pharmaceuticals		881,616

Total Health Care		5,031,997
Industrials — 18.7%
Aerospace & Defense — 1.4%
Byrna Technologies Inc.	924	8,482 *
Cadre Holdings Inc.	1,408	43,198
Moog Inc., Class A Shares	1,936	566,551
See Notes to Financial Statements.

75
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
National Presto Industries Inc.	330	$45,230
Total Aerospace & Defense		663,461
Air Freight & Logistics — 0.3%
Hub Group Inc., Class A Shares	2,904	104,660
Radiant Logistics Inc.	2,090	14,735 *
Total Air Freight & Logistics		119,395
Building Products — 1.0%
Apogee Enterprises Inc.	1,298	43,535
Griffon Corp.	2,134	155,099
Resideo Technologies Inc.	8,712	293,681 *
Total Building Products		492,315
Commercial Services & Supplies — 2.4%
ACCO Brands Corp.	2,860	8,580
BrightView Holdings Inc.	3,784	44,613 *
Brink’s Co.	2,948	305,501
Cimpress PLC	1,320	96,360 *
CompX International Inc.	110	2,570
Deluxe Corp.	3,278	90,276
Ennis Inc.	1,980	42,412
HNI Corp.	3,850	128,552
Interface Inc.	3,476	86,622
Liquidity Services Inc.	1,540	47,078 *
MillerKnoll Inc.	4,444	64,260
NL Industries Inc.	550	3,207
Quad/Graphics Inc.	1,012	6,689
UniFirst Corp.	880	221,399
Virco Mfg. Corp.	660	4,039
Total Commercial Services & Supplies		1,152,158
Construction & Engineering — 1.5%
Bowman Consulting Group Ltd.	858	24,401 *
IES Holdings Inc.	528	251,576 *
Primoris Services Corp.	2,992	427,976
Total Construction & Engineering		703,953
Electrical Equipment — 0.3%
Allient Inc.	968	57,199
LSI Industries Inc.	1,628	30,281
Preformed Line Products Co.	154	41,695
Total Electrical Equipment		129,175
Ground Transportation — 0.4%
Covenant Logistics Group Inc.	1,166	31,657
Heartland Express Inc.	3,520	36,608
PAMT Corp.	352	2,975 *
Werner Enterprises Inc.	4,796	141,050
Total Ground Transportation		212,290
Machinery — 6.8%
Alamo Group Inc.	616	101,621
Atmus Filtration Technologies Inc.	5,126	291,003
See Notes to Financial Statements.

76
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Blue Bird Corp.	1,540	$87,457 *
Douglas Dynamics Inc.	1,100	46,299
Enerpac Tool Group Corp.	2,992	109,118
ESCO Technologies Inc.	1,804	507,591
Federal Signal Corp.	3,212	347,346
Franklin Electric Co. Inc.	2,904	267,662
Gorman-Rupp Co.	1,254	77,911
Kadant Inc.	726	212,246
Kennametal Inc.	2,398	86,640
Luxfer Holdings PLC	1,584	19,293
Mueller Water Products Inc., Class A Shares	9,328	256,427
Omega Flex Inc.	286	8,877
Standex International Corp.	726	185,028
Tennant Co.	1,254	83,266
Watts Water Technologies Inc., Class A Shares	1,738	504,524
Total Machinery		3,192,309
Marine Transportation — 0.2%
Costamare Inc.	3,080	52,052
Safe Bulkers Inc.	3,740	23,674
Total Marine Transportation		75,726
Professional Services — 3.1%
Barrett Business Services Inc.	1,716	50,073
CRA International Inc.	418	67,666
CSG Systems International Inc.	2,244	179,385
Exponent Inc.	3,498	228,245
Forrester Research Inc.	770	4,358 *
Franklin Covey Co.	858	13,548 *
HireQuest Inc.	176	1,756
Huron Consulting Group Inc.	1,100	140,239 *
IBEX Holdings Ltd.	660	17,701 *
ICF International Inc.	1,254	81,874
Innodata Inc.	1,672	64,573 *
Insperity Inc.	2,464	66,627
Kelly Services Inc., Class A Shares	2,046	18,107
Kforce Inc.	1,518	44,386
Korn Ferry	3,960	249,282
Legalzoom.com Inc.	9,900	56,133 *
Mistras Group Inc.	1,210	17,884 *
RCM Technologies Inc.	242	4,632 *
Resources Connection Inc.	2,310	8,616
Upwork Inc.	8,294	90,902 *
Willdan Group Inc.	440	33,686 *
Total Professional Services		1,439,673
Trading Companies & Distributors — 1.3%
DXP Enterprises Inc.	858	119,888 *
Global Industrial Co.	1,210	38,139
Karat Packaging Inc.	506	14,128
See Notes to Financial Statements.

77
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
McGrath RentCorp.	1,518	$167,405
Rush Enterprises Inc., Class A Shares	3,718	245,797
Rush Enterprises Inc., Class B Shares	550	35,393
Total Trading Companies & Distributors		620,750

Total Industrials		8,801,205
Information Technology — 13.2%
Communications Equipment — 1.7%
Aviat Networks Inc.	748	16,912 *
BK Technologies Corp.	154	11,493 *
Calix Inc.	3,806	186,456 *
Extreme Networks Inc.	4,246	64,030 *
Harmonic Inc.	7,634	68,553 *
Viavi Solutions Inc.	13,574	451,743 *
Total Communications Equipment		799,187
Electronic Equipment, Instruments & Components — 2.9%
Badger Meter Inc.	1,958	298,301
Belden Inc.	2,310	265,257
ePlus Inc.	1,672	125,818
Frequency Electronics Inc.	330	14,606 *
M-Tron Industries Inc.	110	7,353 *
Napco Security Technologies Inc.	2,222	87,525
OSI Systems Inc.	1,056	280,378 *
PC Connection Inc.	682	39,870
Richardson Electronics Ltd.	748	8,191
Sanmina Corp.	1,628	211,054 *
Vishay Precision Group Inc.	704	30,568 *
Total Electronic Equipment, Instruments & Components		1,368,921
IT Services — 0.1%
Crexendo Inc.	748	4,615 *
Hackett Group Inc.	1,672	21,753
Information Services Group Inc.	2,706	10,391
Total IT Services		36,759
Semiconductors & Semiconductor Equipment — 1.4%
Axcelis Technologies Inc.	2,156	200,680 *
NVE Corp.	330	21,615
Rambus Inc.	5,038	433,419 *
Total Semiconductors & Semiconductor Equipment		655,714
Software — 6.9%
A10 Networks Inc.	6,006	138,859
ACI Worldwide Inc.	6,600	270,666 *
Agilysys Inc.	1,650	117,381 *
Appian Corp., Class A Shares	1,914	46,147 *
Asana Inc., Class A Shares	4,114	26,330 *
AvePoint Inc.	8,206	78,039 *
BlackLine Inc.	2,970	109,890 *
Box Inc., Class A Shares	9,988	236,116 *
Clear Secure Inc., Class A Shares	6,820	330,156
See Notes to Financial Statements.

78
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Commvault Systems Inc.	3,014	$234,761 *
Consensus Cloud Solutions Inc.	1,232	29,248 *
Daily Journal Corp.	88	42,446 *
Domo Inc., Class B Shares	2,156	6,597 *
eGain Corp.	1,254	9,894 *
InterDigital Inc.	1,342	405,284
LiveRamp Holdings Inc.	3,036	80,515 *
Mitek Systems Inc.	2,750	37,125 *
OneSpan Inc.	2,706	28,494
Ooma Inc.	2,068	30,089 *
PagerDuty Inc.	3,124	19,400 *
Progress Software Corp.	2,838	72,795 *
Qualys Inc.	2,838	249,318 *
Rapid7 Inc.	3,256	17,941 *
Red Violet Inc.	528	18,269 *
Rimini Street Inc.	4,268	13,999 *
SEMrush Holdings Inc., Class A Shares	2,904	34,674 *
Sprinklr Inc., Class A Shares	5,368	32,208 *
SPS Commerce Inc.	2,508	139,620 *
Varonis Systems Inc.	6,952	149,259 *
Via Transportation Inc., Class A Shares	330	4,950 *
WM Technology Inc.	6,050	3,983 *
Workiva Inc.	3,410	203,338 *
Yext Inc.	7,106	27,287 *
Total Software		3,245,078
Technology Hardware, Storage & Peripherals — 0.2%
CPI Card Group Inc.	352	5,107 *
GPGI Inc.	3,256	55,678
Immersion Corp.	1,958	10,691
Total Technology Hardware, Storage & Peripherals		71,476

Total Information Technology		6,177,135
Materials — 1.9%
Chemicals — 1.1%
Hawkins Inc.	1,122	172,339
Innospec Inc.	1,518	110,845
Sensient Technologies Corp.	2,948	254,825
Total Chemicals		538,009
Containers & Packaging — 0.4%
Greif Inc., Class A Shares	1,606	107,714
Greif Inc., Class B Shares	308	26,962
Myers Industries Inc.	2,508	53,120
Total Containers & Packaging		187,796
Metals & Mining — 0.2%
Caledonia Mining Corp. PLC	1,012	22,861
Ryerson Holding Corp.	1,584	35,609
SunCoke Energy Inc.	4,928	32,081
Total Metals & Mining		90,551
See Notes to Financial Statements.

79
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — 0.2%
Sylvamo Corp.	2,156	$91,069

Total Materials		907,425
Real Estate — 5.5%
Diversified REITs — 1.4%
American Assets Trust Inc.	3,212	59,133
Broadstone Net Lease Inc.	13,464	245,987
Essential Properties Realty Trust Inc.	11,352	344,647
Total Diversified REITs		649,767
Health Care REITs — 1.4%
CareTrust REIT Inc.	12,848	470,879
Community Healthcare Trust Inc.	1,914	30,413
LTC Properties Inc.	2,948	109,548
Strawberry Fields REIT Inc.	374	4,451
Universal Health Realty Income Trust	924	37,394
Total Health Care REITs		652,685
Industrial REITs — 0.5%
Innovative Industrial Properties Inc.	1,870	93,799
LXP Industrial Trust	2,882	133,321
Total Industrial REITs		227,120
Office REITs — 0.7%
Brandywine Realty Trust	9,834	26,650
COPT Defense Properties	5,676	173,686
NET Lease Office Properties	858	9,884
Peakstone Realty Trust	2,178	45,499
Piedmont Realty Trust Inc.	8,558	56,226 *
Postal Realty Trust Inc., Class A Shares	1,122	20,824
Total Office REITs		332,769
Real Estate Management & Development — 0.5%
Compass Inc., Class A Shares	28,820	210,674 *
RMR Group Inc., Class A Shares	1,188	18,378
Transcontinental Realty Investors Inc.	88	3,070 *
Total Real Estate Management & Development		232,122
Residential REITs — 0.1%
Centerspace	528	30,334
Retail REITs — 0.6%
SITE Centers Corp.	2,662	14,375
Tanger Inc.	8,184	278,092
Total Retail REITs		292,467
Specialized REITs — 0.3%
Four Corners Property Trust Inc.	6,798	160,773

Total Real Estate		2,578,037
Utilities — 6.0%
Electric Utilities — 1.9%
MGE Energy Inc.	2,178	168,337
Portland General Electric Co.	6,314	333,190
TXNM Energy Inc.	6,930	405,128
Total Electric Utilities		906,655
See Notes to Financial Statements.

80
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Small Cap Multifactor Index ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Gas Utilities — 1.8%
Northwest Natural Holding Co.			2,662	$141,672
Southwest Gas Holdings Inc.			4,312	374,713
Spire Inc.			3,762	340,611
Total Gas Utilities				856,996
Multi-Utilities — 1.2%
Avista Corp.			5,302	212,822
Northwestern Energy Group Inc.			4,334	285,784
Unitil Corp.			990	51,718
Total Multi-Utilities				550,324
Water Utilities — 1.1%
American States Water Co.			2,530	191,319
California Water Service Group			3,718	168,574
H2O America			2,156	126,492
York Water Co.			1,056	32,155
Total Water Utilities				518,540

Total Utilities				2,832,515
Total Common Stocks (Cost — $48,105,872)				46,861,887
		Expiration Date	Rights
Rights — 0.0%††
Information Technology — 0.0%††
Electronic Equipment, Instruments & Components — 0.0%††
M-Tron Industries Inc. (Cost — $0)		—	110	231 *
Total Investments before Short-Term Investments (Cost — $48,105,872)				46,862,118
	Rate		Shares
Short-Term Investments — 0.2%
Investments from Cash Collateral Received for Loaned Securities — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $88,140)	3.536%		88,140	88,140 (c)(d)(e)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $189)	3.536%		189	189 (c)(d)(e)

Total Short-Term Investments (Cost — $88,329)				88,329
Total Investments — 99.9% (Cost — $48,194,201)				46,950,447
Other Assets in Excess of Liabilities — 0.1%				61,958
Total Net Assets — 100.0%				$47,012,405

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at March 31, 2026 (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $88,329 and the cost was $88,329 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Financial Statements.

81
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Small Cap Multifactor Index ETF
Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Micro E-mini Russell 2000 Index	10	6/26	$126,168	$125,610	$(558)
See Notes to Financial Statements.

82
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Assets and Liabilities
March 31, 2026

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Booster Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $41,061,043, $1,895,548,328, $57,355,991 and $98,302,100, respectively)	$44,138,743	$2,236,182,836 †	$60,221,678	$105,516,031
Investments in affiliated securities, at value (Cost — $412, $39,205,279, $95 and $215,351, respectively)	412	39,205,279	95	215,351
Foreign currency, at value (Cost — $51,790, $5,365,458, $183,991 and —, respectively)	51,411	5,335,867	183,966	—
Cash	—	10,000	—	10,000
Dividends receivable from unaffiliated investments	134,026	13,987,780	360,277	110,387
Deposits with brokers for open futures contracts	6,906	521,500	—	17,028
Receivable from brokers — net variation margin on open futures contracts	4,779	402,068	—	6,427
Receivable for Fund shares sold	3,741	329	—	—
Dividends receivable from affiliated investments	411	2,048	95	578
Receivable for securities sold	41	—	—	—
European Union tax reclaims receivable (Note 1)	—	679,302	—	—
Other receivables	20,729	—	—	—
Total Assets	44,361,199	2,296,327,009	60,766,111	105,875,802
Liabilities:
Investment management fee payable	7,182	173,970	10,150	5,525
Due to custodian	6,408	—	10,366	—
Payable for securities purchased	411	2,051	95	578
Payable upon return of securities loaned	—	39,080,929	—	—
Accrued expenses	—	120,658	—	—
Total Liabilities	14,001	39,377,608	20,611	6,103
Total Net Assets	$44,347,198	$2,256,949,401	$60,745,500	$105,869,699
Net Assets:
Paid-in capital	$71,030,613	$1,972,360,998	$58,401,462	$101,128,162
Total distributable earnings (loss)	(26,683,415)	284,588,403	2,344,038	4,741,537
Total Net Assets	$44,347,198	$2,256,949,401	$60,745,500	$105,869,699
Shares Outstanding	1,300,000	58,000,000	1,700,000	2,050,000
Net Asset Value	$34.11	$38.91	$35.73	$51.64
† Includes securities loaned	—	35,346,376	—	—
See Notes to Financial Statements.

83
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Assets and Liabilities (cont’d)
March 31, 2026

	Franklin U.S. Dividend Booster Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $55,690,080, $1,431,505,694, $1,636,221,027 and $48,105,872, respectively)	$59,048,889	$1,727,589,639 †	$1,671,784,273 †	$46,862,118 †
Investments in affiliated securities, at value (Cost — $108,241, $5,992,784, $2,182,788 and $88,329, respectively)	108,241	5,992,784	2,182,788	88,329
Cash	10,000	10,000	10,000	—
Dividends receivable from unaffiliated investments	136,744	1,167,717	1,992,718	64,458
Deposits with brokers for open futures contracts	14,595	291,903	195,224	10,702
Receivable from brokers — net variation margin on open futures contracts	5,509	23,071	76,880	4,226
Dividends receivable from affiliated investments	576	6,730	6,506	188
Receivable for Fund shares sold	—	84,579,377	5,491,744	—
Receivable for securities sold	—	6,736,345	—	143,395
Total Assets	59,324,554	1,826,397,566	1,681,740,133	47,173,416
Liabilities:
Investment management fee payable	4,506	222,521	433,817	14,483
Payable for securities purchased	576	84,211,052	5,473,167	189
Due to custodian	—	—	—	58,199
Payable for Fund shares repurchased	—	6,766,350	—	—
Payable upon return of securities loaned	—	2,996,925	851,350	88,140
Total Liabilities	5,082	94,196,848	6,758,334	161,011
Total Net Assets	$59,319,472	$1,732,200,718	$1,674,981,799	$47,012,405
Net Assets:
Paid-in capital	$56,909,476	$1,594,955,440	$1,684,274,217	$52,602,476
Total distributable earnings (loss)	2,409,996	137,245,278	(9,292,418)	(5,590,071)
Total Net Assets	$59,319,472	$1,732,200,718	$1,674,981,799	$47,012,405
Shares Outstanding	2,100,000	25,600,000	30,500,000	1,100,000
Net Asset Value	$28.25	$67.66	$54.92	$42.74
† Includes securities loaned	—	2,908,771	829,996	86,100
See Notes to Financial Statements.

84
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Operations
For the Year Ended March 31, 2026

	Franklin Emerging Market Core Dividend Tilt Index ETF	Franklin International Core Dividend Tilt Index ETF	Franklin International Dividend Booster Index ETF	Franklin U.S. Core Dividend Tilt Index ETF
Investment Income:
Dividends and interest from unaffiliated investments	$992,163	$69,486,496	$2,061,101	$1,554,862
Dividends from affiliated investments	1,845	78,114	901	3,500
European Union tax reclaims (Note 1)	—	563,658	—	—
Securities lending income from affiliated investments	39	14,816	—	2
Less: Foreign taxes withheld	(105,933)	(6,427,388)	(240,465)	(683)
Total Investment Income	888,114	63,715,696	1,821,537	1,557,681
Expenses:
Investment management fee (Note 2)	48,545	1,644,604	70,666	50,264
Total Expenses	48,545	1,644,604	70,666	50,264
Less: Fee waivers and/or expense reimbursements (Note 2)	(187)	(7,021)	(6)	(68)
Net Expenses	48,358	1,637,583	70,660	50,196
Net Investment Income	839,756	62,078,113	1,750,877	1,507,485
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	786,473 †	41,067,963	4,478,392	5,301,846
Futures contracts	16,450	1,670,246	9,563	7,826
Forward foreign currency contracts	5	—	—	—
Foreign currency transactions	(15,525)	318,664	1,668	—
Net Realized Gain	787,403	43,056,873	4,489,623	5,309,672
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	2,876,360 ‡	257,844,308	2,768,068	4,452,147
Futures contracts	(3,847)	303,947	—	(4,712)
Foreign currencies	2,175	39,779	(3,035)	1,739
Change in Net Unrealized Appreciation (Depreciation)	2,874,688	258,188,034	2,765,033	4,449,174
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,662,091	301,244,907	7,254,656	9,758,846
Increase in Net Assets From Operations	$4,501,847	$363,323,020	$9,005,533	$11,266,331

†	Net of foreign capital gains tax of $56,251.
‡	Net of change in accrued foreign capital gains tax of $(44,512).
See Notes to Financial Statements.

85
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Operations (cont’d)
For the Year Ended March 31, 2026

	Franklin U.S. Dividend Booster Index ETF	Franklin U.S. Large Cap Multifactor Index ETF	Franklin U.S. Mid Cap Multifactor Index ETF	Franklin U.S. Small Cap Multifactor Index ETF
Investment Income:
Dividends and interest from unaffiliated investments	$1,849,157	$21,466,100	$29,623,594	$974,200
Dividends from affiliated investments	3,688	44,411	95,534	3,456
Securities lending income from affiliated investments	—	13,340	5,467	897
Less: Foreign taxes withheld	—	(10,722)	(19,847)	(388)
Total Investment Income	1,852,845	21,513,129	29,704,748	978,165
Expenses:
Investment management fee (Note 2)	35,829	2,399,788	5,068,241	203,377
Total Expenses	35,829	2,399,788	5,068,241	203,377
Less: Fee waivers and/or expense reimbursements (Note 2)	(24)	(5,028)	(7,472)	(413)
Net Expenses	35,805	2,394,760	5,060,769	202,964
Net Investment Income	1,817,040	19,118,369	24,643,979	775,201
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	2,563,533	188,122,188	53,007,220	7,321,271
Futures contracts	10,711	309,428	250,925	(4,592)
Net Realized Gain	2,574,244	188,431,616	53,258,145	7,316,679
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	3,402,782	71,858,622	13,761,701	(2,367,676)
Futures contracts	(6,081)	(36,398)	(44,914)	(558)
Change in Net Unrealized Appreciation (Depreciation)	3,396,701	71,822,224	13,716,787	(2,368,234)
Net Gain on Investments and Futures Contracts	5,970,945	260,253,840	66,974,932	4,948,445
Increase in Net Assets From Operations	$7,787,985	$279,372,209	$91,618,911	$5,723,646
See Notes to Financial Statements.

86
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets
Franklin Emerging Market Core Dividend Tilt Index ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$839,756	$540,580
Net realized gain	787,403	195,251
Change in net unrealized appreciation (depreciation)	2,874,688	601,993
Increase in Net Assets From Operations	4,501,847	1,337,824
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(785,753)	(657,583)
Decrease in Net Assets From Distributions to Shareholders	(785,753)	(657,583)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (800,000 and 0 shares issued, respectively)	27,112,651	—
Increase in Net Assets From Fund Share Transactions	27,112,651	—
Increase in Net Assets	30,828,745	680,241
Net Assets:
Beginning of year	13,518,453	12,838,212
End of year	$44,347,198	$13,518,453
See Notes to Financial Statements.

87
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin International Core Dividend Tilt Index ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$62,078,113	$35,494,570
Net realized gain (loss)	43,056,873	(8,427,390)
Change in net unrealized appreciation (depreciation)	258,188,034	17,711,407
Increase in Net Assets From Operations	363,323,020	44,778,587
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(75,503,361)	(38,523,649)
Decrease in Net Assets From Distributions to Shareholders	(75,503,361)	(38,523,649)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (23,000,000 and 16,200,000 shares issued, respectively)	861,285,759	523,258,748
Cost of shares repurchased (4,300,000 and 800,000 shares repurchased, respectively)	(161,304,029)	(26,564,471)
Increase in Net Assets From Fund Share Transactions	699,981,730	496,694,277
Increase in Net Assets	987,801,389	502,949,215
Net Assets:
Beginning of year	1,269,148,012	766,198,797
End of year	$2,256,949,401	$1,269,148,012
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin International Dividend Booster Index ETF

For the Years Ended March 31,	2026	2025(a)
Operations:
Net investment income	$1,750,877	$62,226
Net realized gain	4,489,623	279,450
Change in net unrealized appreciation (depreciation)	2,765,033	97,475
Increase in Net Assets From Operations	9,005,533	439,151
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,779,247)	(5,532)
Decrease in Net Assets From Distributions to Shareholders	(1,779,247)	(5,532)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,300,000 and 300,000 shares issued, respectively)	75,126,674	7,926,353
Cost of shares repurchased (800,000 and 100,000 shares repurchased, respectively)	(27,164,709)	(2,802,723)
Increase in Net Assets From Fund Share Transactions	47,961,965	5,123,630
Increase in Net Assets	55,188,251	5,557,249
Net Assets:
Beginning of year	5,557,249	—
End of year	$60,745,500	$5,557,249

(a)	For the period January 21, 2025 (inception date) through March 31, 2025.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Core Dividend Tilt Index ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$1,507,485	$926,841
Net realized gain	5,309,672	8,860,501
Change in net unrealized appreciation (depreciation)	4,449,174	(6,700,708)
Increase in Net Assets From Operations	11,266,331	3,086,634
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,505,032)	(974,631)
Decrease in Net Assets From Distributions to Shareholders	(1,505,032)	(974,631)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,250,000 and 550,000 shares issued, respectively)	64,455,484	24,873,761
Cost of shares repurchased (350,000 and 950,000 shares repurchased, respectively)	(18,569,807)	(39,296,808)
Increase (Decrease) in Net Assets From Fund Share Transactions	45,885,677	(14,423,047)
Increase (Decrease) in Net Assets	55,646,976	(12,311,044)
Net Assets:
Beginning of year	50,222,723	62,533,767
End of year	$105,869,699	$50,222,723
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin U.S. Dividend Booster Index ETF

For the Years Ended March 31,	2026	2025(a)
Operations:
Net investment income	$1,817,040	$11,413
Net realized gain (loss)	2,574,244	(2,230)
Change in net unrealized appreciation (depreciation)	3,396,701	(43,973)
Increase (Decrease) in Net Assets From Operations	7,787,985	(34,790)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,999,874)	(7,258)
Decrease in Net Assets From Distributions to Shareholders	(1,999,874)	(7,258)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,700,000 and 50,000 shares issued, respectively)	69,691,514	1,277,343
Cost of shares repurchased (650,000 and 0 shares repurchased, respectively)	(17,395,448)	—
Increase in Net Assets From Fund Share Transactions	52,296,066	1,277,343
Increase in Net Assets	58,084,177	1,235,295
Net Assets:
Beginning of year	1,235,295	—
End of year	$59,319,472	$1,235,295

(a)	For the period January 21, 2025 (inception date) through March 31, 2025.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Large Cap Multifactor Index ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$19,118,369	$17,825,338
Net realized gain	188,431,616	105,350,161
Change in net unrealized appreciation (depreciation)	71,822,224	(33,093,150)
Increase in Net Assets From Operations	279,372,209	90,082,349
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(19,986,756)	(17,114,556)
Decrease in Net Assets From Distributions to Shareholders	(19,986,756)	(17,114,556)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (11,550,000 and 7,250,000 shares issued, respectively)	770,822,344	415,707,272
Cost of shares repurchased (10,700,000 and 6,600,000 shares repurchased, respectively)	(695,190,146)	(375,306,585)
Increase in Net Assets From Fund Share Transactions	75,632,198	40,400,687
Increase in Net Assets	335,017,651	113,368,480
Net Assets:
Beginning of year	1,397,183,067	1,283,814,587
End of year	$1,732,200,718	$1,397,183,067
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin U.S. Mid Cap Multifactor Index ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$24,643,979	$16,015,205
Net realized gain	53,258,145	35,484,031
Change in net unrealized appreciation (depreciation)	13,716,787	(69,822,862)
Increase (Decrease) in Net Assets From Operations	91,618,911	(18,323,626)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(26,495,207)	(14,786,439)
Decrease in Net Assets From Distributions to Shareholders	(26,495,207)	(14,786,439)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (8,050,000 and 20,900,000 shares issued, respectively)	433,621,210	1,134,557,591
Cost of shares repurchased (5,250,000 and 4,650,000 shares repurchased, respectively)	(290,415,952)	(246,782,343)
Increase in Net Assets From Fund Share Transactions	143,205,258	887,775,248
Increase in Net Assets	208,328,962	854,665,183
Net Assets:
Beginning of year	1,466,652,837	611,987,654
End of year	$1,674,981,799	$1,466,652,837
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Small Cap Multifactor Index ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$775,201	$546,293
Net realized gain	7,316,679	2,925,172
Change in net unrealized appreciation (depreciation)	(2,368,234)	(4,402,823)
Increase (Decrease) in Net Assets From Operations	5,723,646	(931,358)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(848,241)	(606,537)
Decrease in Net Assets From Distributions to Shareholders	(848,241)	(606,537)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (650,000 and 450,000 shares issued, respectively)	27,921,852	18,229,373
Cost of shares repurchased (650,000 and 250,000 shares repurchased, respectively)	(29,088,057)	(9,897,829)
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,166,205)	8,331,544
Increase in Net Assets	3,709,200	6,793,649
Net Assets:
Beginning of year	43,303,205	36,509,556
End of year	$47,012,405	$43,303,205
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights
Franklin Emerging Market Core Dividend Tilt Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$27.04	$25.68	$23.88	$28.33	$30.78
Income (loss) from operations:
Net investment income	1.07	1.08	1.07	1.39	1.32
Net realized and unrealized gain (loss)	7.02	1.60	1.86	(4.42)	(2.55)
Total income (loss) from operations	8.09	2.68	2.93	(3.03)	(1.23)
Less distributions from:
Net investment income	(1.02)	(1.32)	(1.13)	(1.42)	(1.22)
Total distributions	(1.02)	(1.32)	(1.13)	(1.42)	(1.22)
Net asset value, end of year	$34.11	$27.04	$25.68	$23.88	$28.33
Total return, based on NAV[2]	30.30%	10.53%	12.67%	(10.36)%	(4.21)%
Net assets, end of year (000s)	$44,347	$13,518	$12,838	$11,939	$17,000
Ratios to average net assets:
Gross expenses	0.19%	0.19%	0.19%	0.29%	0.45%
Net expenses	0.19 [3,4]	0.19 [3,4]	0.19	0.29 [3,4]	0.45 [3,4]
Net investment income	3.29	3.99	4.47	5.83	4.28
Portfolio turnover rate[5]	61%	53%	51%	111%	34%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin International Core Dividend Tilt Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$32.29	$32.06	$28.63	$28.65	$26.52
Income from operations:
Net investment income	1.27	1.18	1.07	1.21	1.00
Net realized and unrealized gain	6.87	0.40	3.31	0.43	1.93
Total income from operations	8.14	1.58	4.38	1.64	2.93
Less distributions from:
Net investment income	(1.52)	(1.35)	(0.95)	(1.19)	(0.80)
Net realized gains	—	—	—	(0.47)	—
Total distributions	(1.52)	(1.35)	(0.95)	(1.66)	(0.80)
Net asset value, end of year	$38.91	$32.29	$32.06	$28.63	$28.65
Total return, based on NAV[2]	25.59%	5.14%	15.64%	6.56%	11.13%
Net assets, end of year (000s)	$2,256,949	$1,269,148	$766,199	$240,459	$17,192
Ratios to average net assets:
Gross expenses	0.09%	0.09%[3]	0.11%[3]	0.12%	0.40%
Net expenses	0.09 [4,5]	0.09 [3,4,5]	0.11 [3,4,5]	0.12 [4,5]	0.40
Net investment income	3.40	3.72	3.64	4.49	3.54
Portfolio turnover rate[6]	27%	26%	21%	49%	30%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]
Expense ratios include European Union tax reclaims contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.09% and 0.09%, respectively, for the years ended March 31, 2025 and 2024.

[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin International Dividend Booster Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1,2]
Net asset value, beginning of year	$27.79	$25.38
Income from operations:
Net investment income	1.57	0.30
Net realized and unrealized gain	7.99	2.13
Total income from operations	9.56	2.43
Less distributions from:
Net investment income	(1.62)	(0.02)
Total distributions	(1.62)	(0.02)
Net asset value, end of year	$35.73	$27.79
Total return, based on NAV[3]	35.32%	9.57%
Net assets, end of year (000s)	$60,746	$5,557
Ratios to average net assets:
Gross expenses	0.19%	0.19%[4]
Net expenses	0.19 [5,6]	0.19 [4]
Net investment income	4.71	5.94 [4]
Portfolio turnover rate[7]	66%	25%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period January 21, 2025 (inception date) through March 31, 2025.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin U.S. Core Dividend Tilt Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$43.67	$40.34	$32.29	$36.29	$33.29
Income (loss) from operations:
Net investment income	0.92	0.85	0.84	0.82	1.03
Net realized and unrealized gain (loss)	7.90	3.44	8.00	(3.82)	2.98
Total income (loss) from operations	8.82	4.29	8.84	(3.00)	4.01
Less distributions from:
Net investment income	(0.85)	(0.96)	(0.79)	(1.00)	(1.01)
Total distributions	(0.85)	(0.96)	(0.79)	(1.00)	(1.01)
Net asset value, end of year	$51.64	$43.67	$40.34	$32.29	$36.29
Total return, based on NAV[2]	20.25%	10.64%	27.72%	(8.09)%	12.14%
Net assets, end of year (000s)	$105,870	$50,233	$62,534	$24,219	$30,851
Ratios to average net assets:
Gross expenses	0.06%	0.06%	0.06%	0.19%	0.45%
Net expenses	0.06 [3,4]	0.06 [3,4]	0.06 [3,4]	0.19 [3,4]	0.45
Net investment income	1.80	1.96	2.36	2.58	2.92
Portfolio turnover rate[5]	24%	18%	18%	131%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin U.S. Dividend Booster Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1,2]
Net asset value, beginning of year	$24.71	$25.55
Income (loss) from operations:
Net investment income	1.22	0.23
Net realized and unrealized gain (loss)	3.41	(0.92)
Total income (loss) from operations	4.63	(0.69)
Less distributions from:
Net investment income	(1.09)	(0.15)
Total distributions	(1.09)	(0.15)
Net asset value, end of year	$28.25	$24.71
Total return, based on NAV[3]	19.12%	(2.72)%
Net assets, end of year (000s)	$59,319	$1,235
Ratios to average net assets:
Gross expenses	0.09%	0.09%[4]
Net expenses	0.09 [5,6]	0.09 [4]
Net investment income	4.56	4.82 [4]
Portfolio turnover rate[7]	65%	18%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period January 21, 2025 (inception date) through March 31, 2025.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin U.S. Large Cap Multifactor Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$56.45	$53.27	$41.37	$44.86	$40.04
Income (loss) from operations:
Net investment income	0.79	0.74	0.69	0.82	0.77
Net realized and unrealized gain (loss)	11.21	3.13	11.89	(3.48)	4.89
Total income (loss) from operations	12.00	3.87	12.58	(2.66)	5.66
Less distributions from:
Net investment income	(0.79)	(0.69)	(0.68)	(0.83)	(0.84)
Total distributions	(0.79)	(0.69)	(0.68)	(0.83)	(0.84)
Net asset value, end of year	$67.66	$56.45	$53.27	$41.37	$44.86
Total return, based on NAV[2]	21.27%	7.25%	30.68%	(5.79)%	14.19%
Net assets, end of year (millions)	$1,732	$1,397	$1,284	$860	$967
Ratios to average net assets:
Gross expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses[3,4]	0.15	0.15	0.15	0.15	0.15
Net investment income	1.20	1.29	1.50	2.02	1.77
Portfolio turnover rate[5]	52%	53%	56%	52%	68%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin U.S. Mid Cap Multifactor Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$52.95	$53.45	$43.31	$44.90	$40.84
Income (loss) from operations:
Net investment income	0.81	0.84	0.80	0.71	0.54
Net realized and unrealized gain (loss)	2.02	(0.62)	9.95	(1.73)	4.03
Total income (loss) from operations	2.83	0.22	10.75	(1.02)	4.57
Less distributions from:
Net investment income	(0.86)	(0.72)	(0.61)	(0.57)	(0.51)
Total distributions	(0.86)	(0.72)	(0.61)	(0.57)	(0.51)
Net asset value, end of year	$54.92	$52.95	$53.45	$43.31	$44.90
Total return, based on NAV[2]	5.33%	0.41%	25.04%	(2.17)%	11.18%
Net assets, end of year (000s)	$1,674,982	$1,466,653	$611,988	$166,748	$62,855
Ratios to average net assets:
Gross expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses[3,4]	0.30	0.30	0.30	0.30	0.30
Net investment income	1.46	1.56	1.74	1.69	1.21
Portfolio turnover rate[5]	25%	19%	19%	24%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin U.S. Small Cap Multifactor Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$39.37	$40.57	$34.10	$36.16	$36.53
Income (loss) from operations:
Net investment income	0.57	0.54	0.55	0.54	0.38
Net realized and unrealized gain (loss)	3.42	(1.14)	6.41	(2.10)	(0.36)
Total income (loss) from operations	3.99	(0.60)	6.96	(1.56)	0.02
Less distributions from:
Net investment income	(0.62)	(0.60)	(0.49)	(0.50)	(0.39)
Total distributions	(0.62)	(0.60)	(0.49)	(0.50)	(0.39)
Net asset value, end of year	$42.74	$39.37	$40.57	$34.10	$36.16
Total return, based on NAV[2]	10.14%	(1.52)%	20.59%	(4.21)%	0.02%
Net assets, end of year (000s)	$47,012	$43,303	$36,510	$17,048	$16,273
Ratios to average net assets:
Gross expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net expenses[3,4]	0.35	0.35	0.35	0.35	0.35
Net investment income	1.33	1.32	1.53	1.60	1.00
Portfolio turnover rate[5]	23%	24%	24%	29%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Emerging Market Core Dividend Tilt Index ETF (“Emerging Market Core Dividend Tilt Index ETF”), Franklin International Core Dividend Tilt Index ETF (“International Core Dividend Tilt Index ETF”), Franklin International Dividend Booster Index ETF (“International Dividend Booster Index ETF”) (formerly Franklin International Dividend Multiplier Index ETF), Franklin U.S. Core Dividend Tilt Index ETF (“U.S. Core Dividend Tilt Index ETF”), Franklin U.S. Dividend Booster Index ETF (“U.S. Dividend Booster Index ETF”) (formerly Franklin U.S. Dividend Multiplier Index ETF) Franklin U.S. Large Cap Multifactor Index ETF (“U.S. Large Cap Multifactor Index ETF”), Franklin U.S. Mid Cap Multifactor Index ETF (“U.S. Mid Cap Multifactor Index ETF”) and Franklin U.S. Small Cap Multifactor Index ETF (“U.S. Small Cap Multifactor Index ETF”) (the “Funds”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds intend to be diversified in approximately the same proportion as the Funds’ underlying index is diversified. The Funds may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Funds’ underlying index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Emerging Market Core Dividend Tilt Index ETF, International Core Dividend Tilt Index ETF, International Dividend Booster Index ETF, U.S. Core Dividend Tilt Index ETF and U.S. Dividend Booster Index ETF are listed for trading on NYSE Arca. Inc. Shares of the U.S. Large Cap Multifactor Index ETF, U.S. Mid Cap Multifactor Index ETF and U.S. Small Cap Multifactor Index ETF are listed for trading on Cboe BZX Exchange, Inc., a national securities exchange. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund

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Notes to Financial Statements (cont’d)
calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Emerging Market Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$2,398,934	—	$0 *	$2,398,934
Financials	10,848,431	—	0 *	10,848,431
Industrials	2,556,207	—	9,730	2,565,937
Materials	1,994,624	—	0 *	1,994,624
Utilities	2,061,546	—	0 *	2,061,546
Other Common Stocks	23,067,381	—	—	23,067,381
Preferred Stocks:
Energy	290,792	—	0 *	290,792
Other Preferred Stocks	911,098	—	—	911,098
Total Long-Term Investments	44,129,013	—	9,730	44,138,743
Short-Term Investments†	412	—	—	412
Total Investments	$44,129,425	—	$9,730	$44,139,155
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$5,744	—	—	$5,744

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
International Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$2,225,922,569	—	—	$2,225,922,569
Preferred Stocks	10,260,267	—	—	10,260,267
Total Long-Term Investments	2,236,182,836	—	—	2,236,182,836
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	39,080,929	—	—	39,080,929
Money Market Funds	124,350	—	—	124,350
Total Short-Term Investments	39,205,279	—	—	39,205,279
Total Investments	$2,275,388,115	—	—	$2,275,388,115

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Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$21,443	—	—	$21,443

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
International Dividend Booster Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$59,128,419	—	—	$59,128,419
Preferred Stocks	1,093,259	—	—	1,093,259
Total Long-Term Investments	60,221,678	—	—	60,221,678
Short-Term Investments†	95	—	—	95
Total Investments	$60,221,773	—	—	$60,221,773

†	See Schedules of Investments for additional detailed categorizations.
U.S. Core Dividend Tilt Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$5,153,393	—	$0 *	$5,153,393
Other Common Stocks	100,362,638	—	—	100,362,638
Total Long-Term Investments	105,516,031	—	0 *	105,516,031
Short-Term Investments†	215,351	—	—	215,351
Total Investments	$105,731,382	—	$0 *	$105,731,382
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$5,121	—	—	$5,121

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Dividend Booster Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$59,048,889	—	—	$59,048,889

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ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$108,241	—	—	$108,241
Total Investments	$59,157,130	—	—	$59,157,130
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$6,081	—	—	$6,081

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Large Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,727,589,639	—	—	$1,727,589,639
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	2,996,925	—	—	2,996,925
Money Market Funds	2,995,859	—	—	2,995,859
Total Short-Term Investments	5,992,784	—	—	5,992,784
Total Investments	$1,733,582,423	—	—	$1,733,582,423
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$40,298	—	—	$40,298

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Mid Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,671,784,273	—	—	$1,671,784,273
Short-Term Investments†:
Money Market Funds	1,331,438	—	—	1,331,438
Investments from Cash Collateral Received for Loaned Securities	851,350	—	—	851,350
Total Short-Term Investments	2,182,788	—	—	2,182,788
Total Investments	$1,673,967,061	—	—	$1,673,967,061

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Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$18,054	—	—	$18,054

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Small Cap Multifactor Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$5,029,081	—	$2,916	$5,031,997
Other Common Stocks	41,829,890	—	—	41,829,890
Rights	231	—	—	231
Total Long-Term Investments	46,859,202	—	2,916	46,862,118
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	88,140	—	—	88,140
Money Market Funds	189	—	—	189
Total Short-Term Investments	88,329	—	—	88,329
Total Investments	$46,947,531	—	$2,916	$46,950,447
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$558	—	—	$558

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ’‘initial margin’’ and subsequent payments (’‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

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The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of March 31, 2026, the Funds did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

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Notes to Financial Statements (cont’d)
(f) Securities lending. Certain or all Funds participate in an agency based securities lending program to earn additional income. The Funds receive cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Funds business each day; any additional collateral required due to changes in security values is delivered to the Funds on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Funds cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Funds may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Funds bear the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Funds in the event of default by a third party borrower.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statements of Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment.
As a result of several court cases, in certain countries across the European Union, International Core Dividend Tilt Index ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims,

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and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by International Core Dividend Tilt Index ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
International Core Dividend Tilt Index ETF(a)	$(62,747,623)	$62,747,623
International Dividend Booster Index ETF(a)	(5,004,408)	5,004,408
U.S. Core Dividend Tilt Index ETF(a)	(6,932,250)	6,932,250
U.S. Dividend Booster Index ETF (a)	(3,336,067)	3,336,067
U.S. Large Cap Multifactor Index ETF(a)	(219,052,826)	219,052,826
U.S. Mid Cap Multifactor Index ETF(a)	(72,116,265)	72,116,265
U.S. Small Cap Multifactor Index ETF(a)	(8,779,408)	8,779,408
(a)
Reclassifications are due to a  book/tax differences in the treatment of an in-kind distribution of securities and book/tax differences in the treatment of various items.
During the current year, Franklin Emerging Market Core Dividend Tilt Index ETF had no reclassifications.
(l) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisory Services, LLC (“FASL”) is each Fund’s investment manager. Franklin Templeton Institutional, LLC (“FT Institutional”) is each Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is each Fund’s Administrative manager. FASL, FT Institutional and Franklin Templeton Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with FASL, Franklin Templeton Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by FASL based on the Funds’ average daily net assets and is not an additional expense of the Funds.
The Funds pay a unified management fee to FASL whereby FASL has agreed to reimburse the Funds’ acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Funds, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Funds’ Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement
Each Fund pays gross effective investment management fee, calculated daily and paid monthly according to the terms of the management agreement, at an annual rate of each Funds’ average daily net assets as follows:

Annualized Fee Rate
Emerging Market Core Dividend Tilt Index ETF	0.19%
International Core Dividend Tilt Index ETF	0.09%
International Dividend Booster Index ETF	0.19%
U.S. Core Dividend Tilt Index ETF	0.06%
U.S. Dividend Booster Index ETF	0.09%
U.S. Large Cap Multifactor Index ETF	0.15%
U.S. Mid Cap Multifactor Index ETF	0.30%

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Notes to Financial Statements (cont’d)
Annualized Fee Rate
U.S. Small Cap Multifactor Index ETF	0.35%
FASL pays FT Institutional for its services to the Funds. With respect to each Fund, FASL pays FT Institutional a monthly fee equal to 50% of the net investment advisory fee payable by each Fund to FASL (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) 96% of an amount equal to the total investment management fees payable to FASL, minus any Fund fees and/or expenses waived or reimbursed by FASL, including as part of each Fund’s unitary management fee structure pursuant to the investment management agreement between FASL and the Trust, on behalf of each Fund, minus (ii) any fees payable by FASL to Franklin Templeton Services for fund administrative services.
The manager has agreed to waive the Funds’ management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the year ended March 31, 2026, fees waived and/or expenses reimbursed, all of which was an affiliated money market fund waiver, amounted to as follows:

Emerging Market Core Dividend Tilt Index ETF	$187
International Core Dividend Tilt Index ETF	7,021
International Dividend Booster Index ETF	6
U.S. Core Dividend Tilt Index ETF	68
U.S. Dividend Booster Index ETF	24
U.S. Large Cap Multifactor Index ETF	5,028
U.S. Mid Cap Multifactor Index ETF	7,472
U.S. Small Cap Multifactor Index ETF	413
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of March 31, 2026, Franklin Resources and its affiliates owned 42% and 28% of the Franklin International Dividend Booster Index ETF and Franklin U.S. Dividend Booster Index ETF , respectively.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Emerging Market Core Dividend Tilt Index ETF	$40,672,582	$16,044,970
International Core Dividend Tilt Index ETF	507,558,751	481,720,620
International Dividend Booster Index ETF	27,240,153	24,889,306
U.S. Core Dividend Tilt Index ETF	25,342,539	19,948,453
U.S. Dividend Booster Index ETF	25,355,867	25,399,482
U.S. Large Cap Multifactor Index ETF	835,695,937	838,125,520
U.S. Mid Cap Multifactor Index ETF	412,629,888	411,898,344
U.S. Small Cap Multifactor Index ETF	13,138,708	13,216,138
During the year ended March 31, 2026, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
Emerging Market Core Dividend Tilt Index ETF	$2,395,792	—	—
International Core Dividend Tilt Index ETF	820,342,844	$164,449,056	$63,617,844
International Dividend Booster Index ETF	72,585,195	27,477,076	5,005,660
U.S. Core Dividend Tilt Index ETF	58,956,925	18,675,291	6,923,875

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	Contributions	Redemptions	Realized Gain (Loss)*
U.S. Dividend Booster Index ETF	$69,385,232	$17,478,748	$3,512,972
U.S. Large Cap Multifactor Index ETF	764,696,942	689,995,612	219,280,864
U.S. Mid Cap Multifactor Index ETF	431,509,588	289,861,123	72,294,408
U.S. Small Cap Multifactor Index ETF	27,865,300	29,011,177	8,837,364

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Funds.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Securities Lending Transactions(a)	Equity Investments(b)
International Core Dividend Tilt Index ETF	$$39,080,929
U.S. Large Cap Multifactor Index ETF	2,996,925
U.S. Mid Cap Multifactor Index ETF	851,350
U.S. Small Cap Multifactor Index ETF	88,140

(a)	The agreements can be terminated at any time.
(b)	The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Emerging Market Core Dividend Tilt Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$41,476,604	$5,886,609	$(3,224,058)	$2,662,551
Futures contracts	—	—	(5,744)	(5,744)

	International Core Dividend Tilt Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,955,989,803	$413,717,420	$(94,319,108)	$319,398,312
Futures contracts	—	—	(21,443)	(21,443)

	International Dividend Booster Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$57,579,005	$4,056,275	$(1,413,507)	$2,642,768

	U.S. Core Dividend Tilt Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$98,580,231	$11,279,290	$(4,128,139)	$7,151,151
Futures contracts	—	—	(5,121)	(5,121)

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Notes to Financial Statements (cont’d)

	U.S. Dividend Booster Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$55,800,023	$5,308,123	$(1,951,016)	$3,357,107
Futures contracts	—	—	(6,081)	(6,081)

	U.S. Large Cap Multifactor Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,438,352,764	$315,066,920	$(19,837,261)	$295,229,659
Futures contracts	—	—	(40,298)	(40,298)

	U.S. Mid Cap Multifactor Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,644,904,522	$213,885,530	$(184,822,991)	$29,062,539
Futures contracts	—	—	(18,054)	(18,054)

	U.S. Small Cap Multifactor Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$48,283,218	$5,325,625	$(6,658,396)	$(1,332,771)
Futures contracts	—	—	(558)	(558)
4. Derivative instruments and hedging activities
Emerging Market Core Dividend Tilt Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$5,744

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$16,450	$16,450
Forward foreign currency contracts	$5	—	5
Total	$5	$16,450	$16,455

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(3,847)

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During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$81,953

*	Based on the average of the market values at each month-end during the period.
International Core Dividend Tilt Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$21,443

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,670,246

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$303,947
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$8,953,314

*	Based on the average of the market values at each month-end during the period.
International Dividend Booster Index ETF
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Funds’ Statement of Operations for the year ended March 31, 2026. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$9,563
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$40,849

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.

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Notes to Financial Statements (cont’d)
U.S. Core Dividend Tilt Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$5,121

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$7,826

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(4,712)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$96,810

*	Based on the average of the market values at each month-end during the period.
U.S. Dividend Booster Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$6,081

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$10,711

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(6,081)

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Average Market Value*
Futures contracts (to buy)	$104,605

*	Based on the average of the market values at each month-end during the period.
U.S. Large Cap Multifactor Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$40,298

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$309,428

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(36,398)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$1,953,547

*	Based on the average of the market values at each month-end during the period.
U.S. Mid Cap Multifactor Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$18,054

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

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Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$250,925

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(44,914)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$2,100,562

*	Based on the average of the market values at each month-end during the period.
U.S. Small Cap Multifactor Index ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$558

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(4,592)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(558)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$56,014

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on each transaction date. Transactions in capital shares of the

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Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined in the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the year ended March 31, 2026. The following transactions were effected in such companies for the year ended March 31, 2026.

Emerging Market Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$7	$5,618,742	5,618,742	$5,618,337	5,618,337	—	$1,845	—	—	$412
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	71,943,705	71,943,705	71,943,705	71,943,705	—	—	$39	—	—
Total	$7	$77,562,447		$77,562,042		—	$1,845	$39	—	$412

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

International Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$3,560,250	$230,636,614	230,636,614	$195,115,935	195,115,935	—	—	$14,816	—	$39,080,929
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	441,748	116,521,159	116,521,159	116,838,557	116,838,557	—	$78,114	—	—	124,350
Total	$4,001,998	$347,157,773		$311,954,492		—	$78,114	$14,816	—	$39,205,279

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

International Dividend Booster Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$13	$3,970,866	3,970,866	$3,970,784	3,970,784	—	$901	—	$95

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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Notes to Financial Statements (cont’d)

U.S. Core Dividend Tilt Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$34,773	$2,786,720	2,786,720	$2,606,142	2,606,142	—	$3,500	—	—	$215,351
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	76,100	76,100	76,100	76,100	—	—	$2	—	—
Total	$34,773	$2,862,820		$2,682,242		—	$3,500	$2	—	$215,351

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Dividend Booster Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$2,958	$2,638,818	2,638,818	$2,533,535	2,533,535	—	$3,688	—	$108,241

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Large Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$796,250	$46,053,713	46,053,713	$43,853,038	43,853,038	—	—	$13,340	—	$2,996,925
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	401,882	42,524,470	42,524,470	39,930,493	39,930,493	—	$44,411	—	—	2,995,859
Total	$1,198,132	$88,578,183		$83,783,531		—	$44,411	$13,340	—	$5,992,784

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Mid Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,731,422	$55,590,630	55,590,630	$55,990,614	55,990,614	—	$95,534	—	—	$1,331,438
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	490,875	54,045,685	54,045,685	53,685,210	53,685,210	—	—	$5,467	—	851,350
Total	$2,222,297	$109,636,315		$109,675,824		—	$95,534	$5,467	—	$2,182,788

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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Franklin Templeton ETF Trust 2026 Annual Report

U.S. Small Cap Multifactor Index ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$7,400	$10,539,945	10,539,945	$10,459,205	10,459,205	—	—	$897	—	$88,140
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	158	3,707,041	3,707,041	3,707,010	3,707,010	—	$3,456	—	—	189
Total	$7,558	$14,246,986		$14,166,215		—	$3,456	$897	—	$88,329

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	Emerging Market Core Dividend Tilt Index ETF	International Core Dividend Tilt Index ETF	International Dividend Booster Index ETF	U.S. Core Dividend Tilt Index ETF	U.S. Dividend Booster Index ETF
Distributions paid from:
Ordinary income	$785,753	$75,503,361	$1,779,247	$1,505,032	$1,999,874
Total distributions paid	$785,753	$75,503,361	$1,779,247	$1,505,032	$1,999,874

	U.S. Large Cap Multifactor Index ETF	U.S. Mid Cap Multifactor Index ETF	U.S.Small Cap Multifactor Index ETF
Distributions paid from:
Ordinary income	$19,986,756	$26,495,207	$848,241
Total distributions paid	$19,986,756	$26,495,207	$848,241
The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Emerging Market Core Dividend Tilt Index ETF	International Core Dividend Tilt Index ETF	International Dividend Booster Index ETF	U.S. Core Dividend Tilt Index ETF	U.S. Dividend Booster Index ETF
Distributions paid from:
Ordinary income	$657,583	$38,523,649	$5,532	$974,631	$7,258
Total distributions paid	$657,583	$38,523,649	$5,532	$974,631	$7,258

	U.S. Large Cap Multifactor Index ETF	U.S. Mid Cap Multifactor Index ETF	U.S.Small Cap Multifactor Index ETF
Distributions paid from:
Ordinary income	$17,114,556	$14,786,439	$606,537
Total distributions paid	$17,114,556	$14,786,439	$606,537
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	Emerging Market Core Dividend Tilt Index ETF	International Core Dividend Tilt Index ETF	International Dividend Booster Index ETF	U.S. Core Dividend Tilt Index ETF	U.S. Dividend Booster Index ETF
Undistributed ordinary income — net	$252,927	$10,637,065	$250,349	$80,164	—
Deferred capital losses*	(29,596,167)	(46,039,506)	(545,900)	(2,492,372)	$(947,111)
Other book/tax temporary differences(a)	5,748	568,147	—	5,120	6,081
Unrealized appreciation (depreciation)(b)	2,654,077	319,422,697	2,639,589	7,148,625	3,351,027
Total distributable earnings (loss) — net	$(26,683,415)	$284,588,403	$2,344,038	$4,741,537	$2,409,996

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Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)

	U.S. Large Cap Multifactor Index ETF	U.S. Mid Cap Multifactor Index ETF	U.S.Small Cap Multifactor Index ETF
Undistributed ordinary income — net	$1,457,774	$5,472,282	—
Deferred capital losses*	(159,442,157)	(43,827,233)	$(4,257,297)
Other book/tax temporary differences(a)	40,300	18,048	555
Unrealized appreciation (depreciation)(b)	295,189,361	29,044,485	(1,333,329)
Total distributable earnings (loss) — net	$137,245,278	$(9,292,418)	$(5,590,071)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

8. Concentration of risk
Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Emerging Market Core Dividend Tilt Index ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
9. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

122
Franklin Templeton ETF Trust 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Emerging Market Core Dividend Tilt Index ETF, Franklin International Core Dividend Tilt Index ETF, Franklin International Dividend Booster Index ETF, Franklin U.S. Core Dividend Tilt Index ETF, Franklin U.S. Dividend Booster Index ETF, Franklin U.S. Large Cap Multifactor Index ETF, Franklin U.S. Mid Cap Multifactor Index ETF and Franklin U.S. Small Cap Multifactor Index ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eight of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Franklin Emerging Market Core Dividend Tilt Index ETF(1)
Franklin International Core Dividend Tilt Index ETF(1)
Franklin International Dividend Booster Index ETF(2)
Franklin U.S. Core Dividend Tilt Index ETF(1)
Franklin U.S. Dividend Booster Index ETF(2)
Franklin U.S. Large Cap Multifactor Index ETF(1)
Franklin U.S. Mid Cap Multifactor Index ETF(1)
Franklin U.S. Small Cap Multifactor Index ETF(1)
(1)
Statements of changes in net assets for each of the two years in the period ended March 31, 2026
(2)
Statements of changes in net assets for the year ended March 31, 2026 and for the period January 21, 2025 (inception date) through March 31, 2025

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Franklin Templeton ETF Trust 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Emerging Market Core Dividend Tilt Index ETF	International Core Dividend Tilt Index ETF	International Dividend Booster Index ETF	U.S. Dividend Booster Index ETF	U.S. Large Cap Multifactor Index ETF
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	—	—	—	$1,752,557	$18,850,249
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$440,517	$62,051,237	$1,779,350	$1,810,495	$19,520,818
Qualified Business Income Dividends Earned	§199A	—	—	—	—	$465,938

	Pursuant to:	U.S. Mid Cap Multifactor Index ETF	U.S.Small Cap Multifactor Index ETF
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$24,812,772	$743,054
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$25,581,997	$745,172
Qualified Business Income Dividends Earned	§199A	$913,210	$103,069
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2026:

	Emerging Market Core Dividend Tilt Index ETF	International Core Dividend Tilt Index ETF	International Dividend Booster Index ETF
Foreign Taxes Paid	$161,430	$4,451,009	$164,424
Foreign Source Income Earned	$950,454	$65,258,532	$1,906,273

124
Franklin Templeton ETF Trust

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

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Franklin Templeton ETF Trust

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Franklin Templeton ETF Trust
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisory Services, LLC
Subadviser
Franklin Templeton Institutional, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Templeton ETF Trust
Franklin Emerging Market Core Dividend Tilt Index ETF
Franklin International Core Dividend Tilt Index ETF
Franklin International Dividend Booster Index ETF
Franklin U.S. Core Dividend Tilt Index ETF
Franklin U.S. Dividend Booster Index ETF
Franklin U.S. Large Cap Multifactor Index ETF
Franklin U.S. Mid Cap Multifactor Index ETF
Franklin U.S. Small Cap Multifactor Index ETF
The Funds are a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Templeton ETF Trust
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton ETF Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Franklin Templeton ETF Trust
Financial Statements and Other Important Information
Annual | March 31, 2026

Franklin Disruptive Commerce ETF
Franklin Dividend Growth ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Focused Growth ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF
Franklin Income Equity Focus ETF
Franklin Income Focus ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Franklin Multisector Income ETF
Franklin Municipal Green Bond ETF
Franklin Senior Loan ETF
Franklin Systematic Style Premia ETF
Franklin U.S. Core Bond ETF
Franklin U.S. Treasury Bond ETF
Franklin Ultra Short Bond ETF
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2026
 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.7%
Communication Services — 16.5%
Entertainment — 8.2%
Netflix Inc.	2,560	$246,144 *
Nintendo Co. Ltd., ADR	3,876	55,388
ROBLOX Corp., Class A Shares	1,134	64,139 *
Roku Inc.	877	82,982 *
Spotify Technology SA	167	80,980 *
Total Entertainment		529,633
Interactive Media & Services — 8.3%
Alphabet Inc., Class A Shares	631	181,450
Meta Platforms Inc., Class A Shares	468	267,757
Scout24 SE	300	22,814 (a)
Tencent Holdings Ltd.	1,023	63,153 (b)
Total Interactive Media & Services		535,174

Total Communication Services		1,064,807
Consumer Discretionary — 39.5%
Broadline Retail — 21.8%
Alibaba Group Holding Ltd.	3,709	56,296 (b)
Amazon.com Inc.	3,140	653,968 *
Coupang Inc.	2,663	50,277 *
eBay Inc.	1,864	169,661
Etsy Inc.	581	29,038 *
Global-e Online Ltd.	968	29,863 *
MercadoLibre Inc.	148	255,895 *
Naspers Ltd., Class N Shares	609	30,667
PDD Holdings Inc., ADR	489	49,966 *(b)
Prosus NV	659	29,598
Sea Ltd., ADR	573	47,450 *
Total Broadline Retail		1,402,679
Distributors — 1.1%
GigaCloud Technology Inc., Class A Shares	1,527	69,295 *
Hotels, Restaurants & Leisure — 9.6%
Airbnb Inc., Class A Shares	501	63,266 *
Booking Holdings Inc.	53	223,147
DoorDash Inc., Class A Shares	1,491	223,874 *
Expedia Group Inc.	471	108,749
Total Hotels, Restaurants & Leisure		619,036
Specialty Retail — 6.0%
Carvana Co.	752	236,414 *
Chewy Inc., Class A Shares	2,854	77,058 *
Revolve Group Inc.	2,019	45,649 *
Wayfair Inc., Class A Shares	408	30,686 *
Total Specialty Retail		389,807
Textiles, Apparel & Luxury Goods — 1.0%
Figs Inc., Class A Shares	4,385	64,767 *

Total Consumer Discretionary		2,545,584
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 7.3%
Consumer Staples Distribution & Retail — 7.3%
Costco Wholesale Corp.	181	$180,354
Maplebear Inc.	1,488	55,740 *
Walmart Inc.	1,853	230,291

Total Consumer Staples		466,385
Financials — 9.0%
Capital Markets — 1.2%
Coinbase Global Inc., Class A Shares	168	29,334 *
Robinhood Markets Inc., Class A Shares	669	46,362 *
Total Capital Markets		75,696
Consumer Finance — 0.2%
Dave Inc.	86	14,972 *
Financial Services — 7.6%
Adyen NV, ADR	5,324	53,080 *
Affirm Holdings Inc.	1,802	82,568 *
Mastercard Inc., Class A Shares	392	195,867
Toast Inc., Class A Shares	620	16,436 *
Visa Inc., Class A Shares	472	142,657
Total Financial Services		490,608

Total Financials		581,276
Industrials — 7.2%
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	182	30,224
Commercial Services & Supplies — 1.0%
Liquidity Services Inc.	1,607	49,126 *
RB Global Inc.	167	16,007
Total Commercial Services & Supplies		65,133
Electrical Equipment — 0.7%
Bloom Energy Corp., Class A Shares	343	46,473 *
Ground Transportation — 3.9%
Lyft Inc., Class A Shares	1,042	13,859 *
Uber Technologies Inc.	2,245	161,483 *
XPO Inc.	388	75,485 *
Total Ground Transportation		250,827
Trading Companies & Distributors — 1.1%
Fastenal Co.	1,537	71,317

Total Industrials		463,974
Information Technology — 15.2%
IT Services — 9.3%
Shopify Inc., Class A Shares	5,029	596,540 *
Software — 5.9%
AppLovin Corp., Class A Shares	701	278,998 *
Descartes Systems Group Inc.	450	32,202 *
Figma Inc., Class A Shares	1,152	24,353 *
Life360 Inc.	321	13,103 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Disruptive Commerce ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Manhattan Associates Inc.	233	$31,017 *
Total Software		379,673

Total Information Technology		976,213
Real Estate — 2.0%
Industrial REITs — 2.0%
Prologis Inc.	950	125,571
Total Investments — 96.7% (Cost — $6,143,034)		6,223,810
Other Assets in Excess of Liabilities — 3.3%		213,741
Total Net Assets — 100.0%		$6,437,551

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable interest entity (VIE). See Note 10 regarding investments made through a VIE structure. At March 31, 2026, the value of these securities was $169,415, representing 2.6% of net assets.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.4%
Consumer Discretionary — 8.1%
Hotels, Restaurants & Leisure — 3.6%
Marriott International Inc., Class A Shares	249	$81,441
McDonald’s Corp.	313	97,277
Total Hotels, Restaurants & Leisure		178,718
Household Durables — 1.4%
DR Horton Inc.	485	66,552
Specialty Retail — 3.1%
Lowe’s Cos. Inc.	346	81,753
Tractor Supply Co.	1,545	69,988
Total Specialty Retail		151,741

Total Consumer Discretionary		397,011
Consumer Staples — 10.5%
Beverages — 2.5%
Coca-Cola Co.	1,638	124,570
Consumer Staples Distribution & Retail — 5.4%
Casey’s General Stores Inc.	103	74,970
Walmart Inc.	1,536	190,894
Total Consumer Staples Distribution & Retail		265,864
Household Products — 2.6%
Procter & Gamble Co.	896	129,418

Total Consumer Staples		519,852
Energy — 4.5%
Oil, Gas & Consumable Fuels — 4.5%
Chevron Corp.	700	144,830
EOG Resources Inc.	525	75,899

Total Energy		220,729
Financials — 18.1%
Banks — 4.0%
JPMorgan Chase & Co.	671	197,381
Capital Markets — 6.7%
Charles Schwab Corp.	1,077	101,217
Morgan Stanley	821	135,112
Nasdaq Inc.	1,109	94,143
Total Capital Markets		330,472
Financial Services — 5.7%
Apollo Global Management Inc.	914	101,838
Visa Inc., Class A Shares	582	175,904
Total Financial Services		277,742
Insurance — 1.7%
Marsh & McLennan Cos. Inc.	485	84,123

Total Financials		889,718
Health Care — 15.5%
Health Care Equipment & Supplies — 5.7%
Abbott Laboratories	1,037	106,469
STERIS PLC	307	67,887
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Stryker Corp.	324	$106,463
Total Health Care Equipment & Supplies		280,819
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific Inc.	159	78,153
Pharmaceuticals — 8.2%
Eli Lilly & Co.	204	187,633
Johnson & Johnson	568	138,842
Merck & Co. Inc.	666	80,113
Total Pharmaceuticals		406,588

Total Health Care		765,560
Industrials — 10.3%
Aerospace & Defense — 2.6%
RTX Corp.	658	126,928
Building Products — 1.8%
Carrier Global Corp.	1,565	88,125
Commercial Services & Supplies — 1.3%
Cintas Corp.	381	64,442
Machinery — 2.5%
Parker-Hannifin Corp.	139	124,439
Trading Companies & Distributors — 2.1%
W.W. Grainger Inc.	93	101,445

Total Industrials		505,379
Information Technology — 21.8%
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A Shares	758	95,773
IT Services — 0.7%
Accenture PLC, Class A Shares	185	36,684
Semiconductors & Semiconductor Equipment — 6.6%
Broadcom Inc.	742	229,656
Texas Instruments Inc.	483	93,770
Total Semiconductors & Semiconductor Equipment		323,426
Software — 8.6%
Microsoft Corp.	803	297,247
Oracle Corp.	859	126,367
Total Software		423,614
Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	768	194,911

Total Information Technology		1,074,408
Materials — 4.8%
Chemicals — 4.8%
Linde PLC	355	175,995
Sherwin-Williams Co.	194	62,187

Total Materials		238,182
Utilities — 3.8%
Electric Utilities — 3.8%
Evergy Inc.	882	72,253
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dividend Growth ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
NextEra Energy Inc.		1,251	$116,193

Total Utilities			188,446
Total Investments before Short-Term Investments (Cost — $4,894,891)			4,799,285
	Rate
Short-Term Investments — 2.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $128,493)	3.536%	128,493	128,493 (a)(b)(c)
Total Investments — 100.0% (Cost — $5,023,384)			4,927,778
Other Assets in Excess of Liabilities — 0.0%††			346
Total Net Assets — 100.0%			$4,928,124

††	Represents less than 0.1%.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $128,493 and the cost was $128,493 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 92.6%
Alabama — 10.0%
Black Belt Energy Gas District, AL, Gas Project Revenue:
Series A	5.250%	9/1/32	$9,975,000	$10,259,524 (a)(b)
Series A, Refunding	4.000%	12/1/31	200,000	202,109 (a)(b)
Series C	5.250%	8/1/27	1,000,000	1,014,966 (c)
Series C	5.250%	8/1/33	1,015,000	1,054,801 (c)
Series C	5.500%	8/1/34	15,250,000	16,136,112 (a)(b)(c)
Series G	5.000%	10/1/35	25,960,000	27,062,277
Energy Southeast, AL, A Cooperative District, Energy Supply Revenue:
Series A	5.000%	11/1/35	19,590,000	20,397,227
Series A-1	5.500%	1/1/31	2,185,000	2,350,740 (a)(b)
Series B	5.250%	6/1/32	6,480,000	6,913,613 (a)(b)
Series B-1	5.750%	11/1/31	935,000	1,020,601 (a)(b)
Homewood Educational Building Authority, AL, Horizons II LLC, Student Housing & Parking Project, Series C	5.500%	10/1/44	1,070,000	1,107,808
Huntsville, AL, Health Care Authority Revenue, Series B	4.000%	6/1/45	1,000,000	928,963
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, Refunding	4.000%	2/1/39	2,465,000	2,348,622
Series A, Refunding	4.000%	2/1/40	2,680,000	2,522,331
MidCity Improvement District, AL, Special Assessment Revenue:
Series 2022	4.250%	11/1/32	600,000	578,313
Series 2024	6.500%	11/1/44	250,000	245,552 (c)
Mobile County, AL, Revenue, Gomesa Project, Series 2020	4.000%	11/1/45	100,000	89,742 (c)
Selma, AL, Industrial Development Board Revenue, International Paper Company Project, Refunding	4.200%	5/1/34	2,640,000	2,723,752
Southeast Alabama Gas Supply, Gas Supply Revenue, Series A, Refunding	5.000%	4/1/32	2,940,000	3,116,827 (a)(b)
Southeast Energy Authority, AL, Cooperative District Energy Supply Revenue:
Series A	5.000%	6/1/35	18,395,000	18,513,114 (a)(b)
Series H	5.000%	11/1/35	18,475,000	19,309,593
Southeast Energy Authority, AL, Cooperative District, Commodity Supply Revenue, Series A	5.500%	12/1/29	845,000	899,648 (a)(b)
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series A	5.000%	11/1/35	31,145,000	31,836,771
Series B	5.250%	1/1/33	13,945,000	14,335,555 (a)(b)
Series C	5.000%	11/1/32	2,665,000	2,837,075 (a)(b)
Total Alabama				187,805,636
Alaska — 0.3%
Alaska State Housing Finance Corp., General Mortgage Revenue II, Series A	4.250%	12/1/42	2,000,000	1,965,537
Alaska State Railroad Corp., Cruise Port Revenue:
Series 2025, AG	5.500%	10/1/43	500,000	536,646 (d)
Series 2025, AG	5.500%	10/1/44	1,000,000	1,066,297 (d)
Series 2025, AG	5.500%	10/1/45	1,000,000	1,057,920 (d)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	1,000,000	990,435
Total Alaska				5,616,835
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — 0.5%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	9/1/27	$2,730,000	$2,773,191 (a)(b)(d)
Glendale, AZ, IDA Revenue, People of Faith Inc., Obligated Group, Series 2020 A	4.000%	5/15/31	160,000	155,499
Maricopa County, AZ, IDA Education Revenue, Grand Canyon University Project	7.375%	10/1/29	2,925,000	3,084,755 (c)
Sierra Vista, AZ, IDA Revenue:
American Leadership Academy Project	5.000%	6/15/44	1,750,000	1,611,426 (c)
Georgetown CDA Project	9.000%	10/1/37	250,000	244,978 (c)
Tempe, AZ, IDA Revenue:
Friendship Village of Tempe Project, Refunding	4.000%	12/1/31	225,000	226,829
Series A, Refunding	5.375%	12/1/46	1,500,000	1,526,408
Total Arizona				9,623,086
Arkansas — 0.7%
Arkansas State Development Finance Authority Health Care Revenue:
Baptist Memorial Health Care Corp., Series B-1, Refunding	5.000%	9/1/39	140,000	141,976
Baptist Memorial Health Care Corp., Series B-1, Refunding	5.000%	9/1/44	2,500,000	2,499,939
Arkansas State Development Finance Authority Hospital Revenue:
Washington Regional Medical Center, Series 2024	5.000%	2/1/35	1,475,000	1,502,943
Washington Regional Medical Center, Series 2024	5.000%	2/1/36	160,000	162,780
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Series B	4.250%	3/3/36	5,500,000	5,467,832 (a)(b)(c)(d)
Fayetteville, AR, Public Facilities Board Revenue, Butterfield Trail Village Project, Series 2026	5.250%	12/1/46	860,000	871,820
Jonesboro, AR, City Water & Light Plant, Public Utility System Revenue, Series 2025	4.000%	6/1/43	2,500,000	2,425,317
Total Arkansas				13,072,607
California — 6.6%
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	5/1/35	1,250,000	1,267,147 (a)(b)
Clean Energy Project, Green Bonds, Series A-1	5.000%	2/1/36	5,000,000	5,289,799 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	7,895,000	8,065,571 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	11/1/35	1,830,000	1,971,259 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	3/1/36	24,065,000	25,012,740
Clean Energy Project, Green Bonds, Series C	5.250%	10/1/31	8,880,000	9,397,245 (a)(b)
Clean Energy Project, Green Bonds, Series E	4.115%	3/1/31	4,595,000	4,661,003 (a)(b)
Clean Energy Project, Green Bonds, Series F	5.500%	11/1/30	990,000	1,077,113 (a)(b)
California State Community College Financing Authority Revenue, Napa Valley Properties LLC, College Project, Series A	4.250%	7/1/32	500,000	417,983 (c)
California State Community Housing Agency Essential Housing Revenue:
Junior Bonds Aster, Series A	4.000%	2/1/43	4,218,000	3,911,391 (c)
Junior Bonds Fountains, Series A	4.000%	8/1/46	3,855,000	3,294,227 (c)
Junior Bonds Glendale Properties, Series A	4.000%	8/1/47	2,320,000	1,821,611 (c)
Junior Bonds, Series A	4.000%	8/1/50	1,125,000	877,535 (c)
The Arbors, Series A	5.000%	8/1/50	5,100,000	4,747,887 (c)
Verdant Green Valley, Series A	5.000%	8/1/49	2,135,000	1,951,678 (c)
California State Health Facilities Financing Authority Revenue, Episcopal Communities & Services, Initial Entrance Fees	3.850%	11/15/27	1,000,000	1,000,292
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series B, Refunding	12.000%	5/1/26	$400,000	$212,000 (a)(b)(c)(d)
California State MFA Revenue:
Mobile Home Park, Subordinate Revenue, Caritas Projects, Series B, Refunding	3.000%	8/15/31	125,000	120,794
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/27	125,000	127,279 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/27	100,000	102,428 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/29	490,000	507,940 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/29	500,000	517,912 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	6/30/31	215,000	222,146 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/31	265,000	273,620 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/36	1,145,000	1,170,272 (d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	1,510,000	1,525,812 (d)
Senior Lien, LINXS APM Project, Series A, AG	3.500%	12/31/35	150,000	141,180 (d)
California State MFA Special Finance Agency Essential Housing Revenue:
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/45	5,835,000	5,170,263 (c)
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/47	7,420,000	6,788,533 (c)
Junior Bonds Solana at Grand, Series 2021	4.000%	8/1/47	3,110,000	2,845,328 (c)
Junior Bonds Solana at Grand, Series 2022	4.375%	8/1/49	1,890,000	1,586,638 (c)
California State MFA, Special Tax Revenue:
Improvement Area One, Series B	5.000%	9/1/35	300,000	314,499
Improvement Area One, Series B	5.000%	9/1/40	275,000	281,768
Improvement Area Two	5.000%	9/1/40	700,000	717,227
Series C	5.500%	9/1/34	60,000	64,397
Series C	5.750%	9/1/37	400,000	428,658
Series C	6.000%	9/1/42	730,000	780,309
Series D	5.000%	9/1/35	350,000	365,263
Series D	5.000%	9/1/40	550,000	563,114
Series D	6.000%	9/1/42	265,000	283,263
California State PCFA Solid Waste Disposal Revenue, Calplant I Project, Green Bonds, Series 2017	7.500%	7/1/32	250,000	2,812 *(c)(d)(e)(f)(g)
California State School Finance Authority Revenue:
Aspire Public School, Unrefunded	5.000%	8/1/36	1,450,000	1,450,087 (c)
Classical Academy, Series A	3.000%	10/1/30	135,000	130,139 (c)
Community High School Foundation Inc., Series 2017	5.000%	6/1/27	50,000	51,277 (c)(h)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/27	50,000	50,593 (c)
Community High School Foundation Inc., Series 2017, Unrefunded	5.000%	6/1/37	125,000	125,210 (c)
John Adams Academies, Series A	4.500%	7/1/32	245,000	247,606 (c)
Orange Springs Obligated Group, Series A	5.000%	7/1/36	2,250,000	2,301,561 (c)(i)
Orange Springs Obligated Group, Series A	5.375%	7/1/46	1,000,000	963,000 (c)(i)
River Springs Charter School, Series A	5.000%	7/1/42	2,215,000	2,200,227 (c)
California Statewide CDA Community Improvement Authority Essential Housing Revenue:
Jefferson-Anaheim, Social Bonds	2.875%	8/1/41	155,000	142,813 (c)
Mezzanine Lien, Waterscape Apartments, Social Bonds	4.000%	9/1/46	1,980,000	1,656,234 (c)
Mezzanine Lien,Towne-Glendale, Social Bonds	5.000%	9/1/37	800,000	811,343 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Parallel-Anaheim, Social Bonds, Series A	4.000%	8/1/56	$100,000	$88,428 (c)
Renaissance at City Center, Series A	5.000%	7/1/51	7,130,000	6,664,017 (c)
Elsinore Valley, CA, Municipal Water Special Tax Revenue, Community Facilities District No 2020, Series A	4.000%	9/1/27	100,000	100,569 (c)
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.072%	11/15/27	3,000,000	3,032,113 (b)
Rancho Cordova, CA, Special Tax Revenue:
Improvement Area Two, Series 2026	5.000%	9/1/36	200,000	208,924
Improvement Area Two, Series 2026	5.000%	9/1/41	500,000	514,263
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Improvement Area One, Community Facilities District No 2023-1	5.000%	9/1/38	435,000	450,862
Improvement Area Three, Community Facilities District No 2003-1, Refunding	5.000%	9/1/35	410,000	428,848
Improvement Area Three, Community Facilities District No 2003-1, Refunding	4.500%	9/1/40	600,000	591,008
Improvement Area Two, Community Facilities District No 2003-1	5.000%	9/1/32	500,000	524,888
San Francisco, CA, City & County Development Special Tax Revenue, Mission Rock Facilities & Services, Series A	4.000%	9/1/36	100,000	98,774 (c)
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	4.100%	11/1/38	1,405,000	1,376,043 (b)
Total California				124,086,763
Colorado — 1.4%
Bradburn, CO, Metropolitan District No 2, Colorado Limited Tax, GO, Improvement Bonds, Series A, Refunding	5.000%	12/1/38	600,000	597,761
City & County of Broomfield, CO, Water Activity Enterprise Water Revenue, Series 2021	4.000%	12/1/46	1,500,000	1,396,533
Colorado Educational & Cultural Facilities Authority, Charter School, Golden View Classical Academy Project, Refunding	4.000%	1/1/32	200,000	200,178
Colorado State Health Facilities Authority Revenue:
Christian Living Neighborhoods, Series 2019	4.000%	1/1/29	100,000	100,691
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/37	1,560,000	1,548,918
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/38	1,685,000	1,652,199
Commonspirit Health Initiatives, Series A-1, Refunding	4.000%	8/1/39	1,790,000	1,736,106
Commonspirit Health Initiatives, Series A-2, Refunding	5.000%	8/1/39	2,000,000	2,055,735
Improvement Second Tier Bonds, Bethesda Project	5.250%	9/15/45	3,575,000	3,616,872
Colorado State Health Facilities Authority, Improvement & Refunding Revenue, Christian Living Neighborhoods, Series 2021	4.000%	1/1/42	240,000	221,685
Denver, CO, Health & Hospital Authority Revenue:
Series 2017, Refunding	4.000%	12/1/36	205,000	195,676 (c)
Series 2019	5.000%	12/1/45	990,000	996,450
Series 2019, Refunding	4.000%	12/1/37	1,210,000	1,140,815
Series 2019, Refunding	4.000%	12/1/38	2,290,000	2,117,613
Series 2019, Refunding	4.000%	12/1/39	2,820,000	2,589,853
E-470 Public Highway Authority Revenue, CO, Senior Bonds, Series B, Refunding (SOFR x 0.670 + 0.750%)	3.182%	9/1/26	1,000,000	998,911 (a)(b)
Kinston Metropolitan District, CO, GO, Series A, Refunding	5.500%	12/1/45	560,000	568,950 (c)
Maiker Housing Partners, CO, MFH Revenue, Verrbena Project, Series A	5.000%	4/1/44	1,000,000	1,010,206
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Raindance, CO, Metropolitan District No 1, Non-Potable Water System Revenue, Water Activity Enterprise, Series 2020	5.000%	12/1/40	$1,247,000	$1,241,631
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	1,300,000	1,393,143 (c)
Southlands Metropolitan District No 1, CO, GO:
Refunding	5.000%	12/1/30	100,000	100,012
Series A	3.500%	12/1/27	135,000	134,040
Series A, Refunding	3.500%	12/1/27	100,000	99,289
Series A, Refunding	5.000%	12/1/37	810,000	813,203
Sterling Ranch, CO, Community Authority Board, Sterling Ranch Metropolitan District No 1, Special Assessment Revenue	5.625%	12/1/43	773,000	794,160
Total Colorado				27,320,630
Connecticut — 0.9%
Connecticut State HEFA Revenue:
Hartford Healthcare Issue, Series A, Refunding	5.500%	7/1/51	9,480,000	10,059,109
Masonicare Issue, Series F, Refunding	5.000%	7/1/37	1,365,000	1,366,247
Masonicare Issue, Series F, Refunding	5.000%	7/1/43	5,500,000	5,479,833
McLean Affiliates Obligated Group, Series A	5.000%	1/1/30	100,000	100,617 (c)
Sacred Heart University, Series I-1, Refunding	5.000%	7/1/29	5,000	5,126
Total Connecticut				17,010,932
Delaware — 0.1%
Delaware State EDA, Charter Schools Revenue, Series 2021, Refunding	4.000%	9/1/41	1,000,000	899,116
Delaware State Housing Authority, Senior Single-Family Mortgage Revenue, Series B, GNMA / FNMA / FHLMC	4.650%	7/1/40	990,000	1,010,285
Kent County, DE, Student Housing & Dining Facility Revenue, University Project, Series A	5.000%	7/1/29	100,000	101,331
Total Delaware				2,010,732
District of Columbia — 0.2%
District of Columbia Revenue:
Smart Street Lighting Project, Series A	5.500%	8/31/33	250,000	279,966 (d)
Smart Street Lighting Project, Series A	5.500%	8/31/36	25,000	28,474 (d)
Smart Street Lighting Project, Series A	5.500%	2/28/37	120,000	136,482 (d)
Metropolitan Washington, DC, Transit Authority, Dedicated Tax Revenue, Second Lien, Series A	5.250%	7/15/50	3,365,000	3,534,510
Total District of Columbia				3,979,432
Florida — 10.1%
Angeline, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.500%	5/1/45	300,000	302,107
Antillia, FL, Community Development District Miami-Dade County Special Assessment Revenue, Series 2024	5.000%	5/1/31	345,000	349,723
Artisan, FL, Lakes East Community Development District Revenue, Manatee County Florida Capital Improvement Bond	2.300%	5/1/26	100,000	99,870 (c)
Astonia, FL, Community Development District Polk County, Special Assessment Revenue, Assessment Area One, Series 2020	3.375%	5/1/30	145,000	143,620 (c)
Avalon, FL, Groves Community Development District Special Assessment Revenue, Assessment Area One, Series 2021	2.375%	5/1/26	35,000	34,963
Avalon, FL, Park West Community Development District Special Assessment Revenue, Series 2020, Refunding	3.250%	5/1/30	100,000	97,724 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Aventura, FL, Isles Community Development District Miami-Dade County Special Assessment Revenue, Series 2024, Refunding	5.000%	5/1/43	$1,210,000	$1,224,119
Babcock Ranch, FL, Community Independent Special District, Special Assessment Revenue:
Assessment Area Three	3.000%	5/1/30	145,000	141,305
Assessment Area Two	3.000%	5/1/30	50,000	48,911
Series 2022	4.125%	5/1/27	570,000	571,232
Series 2022	4.250%	5/1/32	55,000	55,404
Series 2022	5.000%	5/1/42	1,035,000	1,037,968
Bella Tara, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.875%	5/1/45	805,000	830,570
Belmond Reserve, FL, Community Development District Special Assessment Revenue, Series 2020	3.250%	5/1/30	100,000	97,983
Berry Bay, FL, Community Development District Special Assessment Revenue, Assessment Area One, Series 2021	3.125%	5/1/31	100,000	94,601
Black Creek, FL, Community Development District Miami-Dade County Florida Special Assessment Revenue, Expansion Area Project	5.125%	6/15/32	100,000	104,731
Brevard County, FL, Health Facilities Authority Hospital Revenue, Series A, Refunding	5.000%	4/1/47	3,315,000	3,382,510
Brightshore, FL, Community Development District, Capital Improvement Revenue, Series 2026	5.300%	5/1/46	850,000	820,870
Brightwater, FL, Community Development District Capital Improvement Revenue, Assessment Area Two	5.350%	5/1/44	250,000	255,517 (c)
Buena Lago, FL, Community Development District Capital Improvement Revenue, Series 2022	5.250%	5/1/42	665,000	687,916
Capital Projects, FL, Finance Authority Revenue:
Student Housing, Loan Program, Series A	5.250%	6/1/44	1,000,000	985,056 (c)
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/30	1,000,000	1,053,449
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/32	1,555,000	1,625,336
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/34	1,000,000	1,035,911
Student Housing, Loan Program, Series A, Refunding	5.000%	10/1/35	1,000,000	1,030,958
Capital Trust Agency Inc., FL, Educational Facilities Revenue:
Academir Charter Schools Inc., Series A	3.000%	7/1/31	125,000	117,190 (c)
Liza Jackson Preparatory School Inc., Series A	4.000%	8/1/30	285,000	284,362
Liza Jackson Preparatory School Inc., Series A	5.000%	8/1/40	1,120,000	1,118,062
South Tech Schools Project, Series A	5.000%	6/15/40	2,210,000	2,205,838 (c)
Capital Trust Agency Inc., FL, Senior Revenue:
Educational Growth Fund LLC, Charter School Portfolio Projects, Series A-1	3.375%	7/1/31	80,000	76,650 (c)
Wonderful Foundations Charter School Portfolio Project, Series A-1	3.300%	1/1/31	250,000	237,047 (c)
Wonderful Foundations Charter School Portfolio Project, Series A-1	4.500%	1/1/35	470,000	459,089 (c)
Capital Trust Agency Inc., FL, Student Housing Revenue:
University Bridge LLC, Student Housing Project, Series A	4.000%	12/1/28	300,000	299,061 (c)
University Bridge LLC, Student Housing Project, Series A	5.250%	12/1/43	4,475,000	4,464,179 (c)
Capital Trust Authority, FL, Educational Facilities Revenue:
Academir Charter Schools Inc., Series A	5.625%	7/1/40	1,785,000	1,812,251 (c)
Academir Charter Schools Inc., Series A	6.250%	7/1/45	1,000,000	1,019,799 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Madron Tech Student Housing I LLC, Florida Institute of Technology Project, Series A	4.750%	7/1/40	$1,150,000	$1,142,640 (c)
Madron Tech Student Housing I LLC, Florida Institute of Technology Project, Series A	5.000%	7/1/45	1,800,000	1,754,012 (c)
Capital Trust Authority, FL, MFH Revenue, Gulf Coast Portfolio, Refunding	0.000%	3/1/29	855,000	729,466 (c)
Caymas, FL, Community Development District Revenue, Collier County Capital Improvement Bond, Assessment Area One	4.450%	5/1/31	240,000	242,066
Caymas, FL, Community Development District Revenue, Capital Improvement Revenue, Collier County Capital Improvement Bond, Assessment Area Two	5.375%	5/1/46	700,000	693,975
Cedar Crossings, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	600,000	596,094 (c)
Celebration, FL, Community Development District, Special Assessment Revenue, Assessment Area One	3.125%	5/1/41	50,000	41,600
Center Lake Ranch West, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.300%	5/1/45	1,200,000	1,202,315 (c)
Central Parc, FL, Community Development District Special Assessment Revenue, City of North Port Florida, Series 2024	5.700%	5/1/44	1,000,000	1,010,936
Chaparral of Palm Bay, FL, Community Development District Revenue, Capital Improvement, Assessment Area Two	4.500%	5/1/31	410,000	412,498
Charlotte County, FL, IDA Revenue:
Town & Country Utilities Project	5.125%	10/1/35	500,000	509,109 (d)
Town & Country Utilities Project, Series 2021	4.000%	10/1/41	1,500,000	1,378,434 (c)(d)
Coddington, FL, Community Development District, Special Assessment Revenue:
Capital Improvement, Series 2022	5.000%	5/1/32	270,000	283,323
Capital Improvement, Series 2022	5.750%	5/1/42	70,000	73,379
Connerton East, FL, Community Development District, Special Assessment Revenue:
Assessment Area One	4.250%	6/15/30	165,000	167,289
Assessment Area Three	5.250%	6/15/45	670,000	673,641
Assessment Area Two	5.450%	6/15/45	500,000	512,430
Coral Bay, FL, Community Development District, Special Assessment Revenue, Series 2022	5.500%	5/1/42	280,000	289,566
Coral Keys, FL, Community Development District, Special Assessment Revenue, Series 2020	3.125%	5/1/30	165,000	161,755
Cordoba Ranch, FL, Community Development District, Special Assessment Revenue, Series 2021, Refunding	3.000%	5/1/31	100,000	97,103
Cordova Palms, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2022	4.800%	5/1/27	50,000	50,241
Series 2021	2.800%	5/1/31	100,000	93,873
Creekside, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.300%	5/1/46	300,000	296,133
Creekview, FL, Community Development District, Special Assessment Revenue, Series 2024	5.375%	5/1/44	1,145,000	1,147,709
Cresswind DeLand, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	745,000	747,649
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Cross Creek North, FL, Community Development District, Special Assessment Revenue, Series 2022	4.250%	5/1/42	$1,000,000	$954,576
Curiosity Creek, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	4.650%	5/1/31	300,000	301,817 (c)
Cypress Bluff, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2025	5.300%	5/1/45	660,000	661,644
Series 2020	3.125%	5/1/30	55,000	53,980 (c)
Cypress Park Estates, FL, Community Development District, Special Assessment Revenue:
Series 2022	4.375%	5/1/27	55,000	55,104
Series 2022	5.000%	5/1/42	140,000	139,320
Cypress Ridge, FL, Community Development District, Special Assessment Revenue, Series 2023	4.875%	5/1/30	295,000	299,487
Darby, FL, Community Development District, Special Assessment Revenue, Series 2024A-2	5.875%	5/1/35	200,000	206,705
Del Webb Oak Creek, FL, Community Development District, Special Assessment Revenue:
Series 2023	4.125%	5/1/30	105,000	106,056
Series 2023	5.000%	5/1/43	85,000	86,407
Series 2025	5.375%	5/1/45	375,000	377,229 (c)
Del Webb River Reserve, FL, Community Development District, Special Assessment Revenue, Series 2025	5.625%	5/1/45	425,000	437,362
Downtown Doral South, FL, Community Development District, Special Assessment Revenue, Series 2018	4.250%	12/15/28	165,000	166,178 (c)
DW Bayview, FL, Community Development District, Special Assessment Revenue, Series 2021	3.000%	5/1/32	100,000	96,878 (c)
EA McKinnon Groves, FL, Community Development District, Special Assessment Revenue, Series 2025	5.250%	5/1/45	855,000	851,444
East 547, FL, Community Development District, Special Assessment Revenue, Series 2024	5.500%	5/1/30	115,000	117,890
East Bonita Beach Road, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2021	3.000%	5/1/32	100,000	96,718
East Nassau County, FL, Special Assessment Revenue, Stewardship District, Series 2025	6.000%	5/1/45	1,000,000	1,033,550
Eden Hills, FL, Community Development District, Special Assessment Revenue, Series 2020	4.000%	5/1/40	600,000	570,373
Edgewater East, FL, Community Development District, Special Assessment Revenue:
Series 2021	3.100%	5/1/31	100,000	95,589
Series 2022	3.000%	5/1/27	125,000	123,908
Edgewater West, FL, Community Development District, Special Assessment Revenue, Series 2026	6.000%	5/1/41	1,850,000	1,849,941
Enbrook, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.000%	5/1/30	100,000	95,692 (c)
Series 2020	4.000%	5/1/40	255,000	229,523 (c)
Entrada, FL, Community Development District, Special Assessment Revenue, Series 2024	5.000%	5/1/44	300,000	298,590
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Epperson North, FL, Community Development District, Special Assessment Revenue:
Series 2021	3.000%	5/1/31	$80,000	$75,931
Series 2024	4.500%	5/1/31	135,000	136,059
Escambia, FL, County Health Facilities Authority Revenue:
Baptist Health Care Corp. Obligated Group, Series A, Refunding	5.000%	8/15/38	1,070,000	1,091,670
Baptist Hospital Inc. Project, Series A, Refunding	5.000%	8/15/34	2,240,000	2,323,888
Baptist Hospital Inc. Project, Series A, Refunding	5.000%	8/15/40	460,000	467,253
Esplanade at Wellen Park, FL, Community Development District, Capital Improvement Revenue, Series 2026	5.350%	5/1/46	1,250,000	1,229,460
Everlands II, FL, Community Development District, Special Assessment Revenue, Series 2024	5.200%	6/15/44	125,000	126,613
Everlands, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.200%	6/15/44	750,000	755,470 (c)
Series 2024	5.250%	6/15/44	275,000	278,745
Firethorn, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	370,000	368,029
Florida State Development Finance Corp. Revenue:
Brightline Passenger Rail Project, Refunding, AG	5.000%	7/1/44	320,000	311,404 (d)
Brightline Passenger Rail Project, Series B	12.000%	5/1/26	350,000	241,500 (a)(b)(c)(d)
Florida State Development Finance Corp., Healthcare Facilities Revenue:
UF Health Jacksonville Project, Series A, Refunding	5.000%	2/1/37	1,140,000	1,179,549
UF Health Jacksonville Project, Series A, Refunding	5.000%	2/1/39	2,640,000	2,710,426
UF Health Jacksonville Project, Series, Series A, Refunding	5.000%	2/1/38	310,000	319,537
Florida State Development Finance Corp., Senior Living Revenue:
Glenridge on Palmer Ranch Obligated Group, Series 2021, Refunding	5.000%	6/1/31	200,000	208,428 (c)
Mayflower Retirement Community Project, Series A, Refunding	4.000%	6/1/31	100,000	98,410 (c)
Florida State Housing Finance Corp., Homeowner Mortgage Revenue:
Series 3, GNMA / FNMA / FHLMC	5.000%	7/1/45	430,000	435,940
Series 5, GNMA / FNMA / FHLMC	4.900%	7/1/45	875,000	892,968
Florida State Local Government Finance Commission, Educational Facilities Revenue, Bridgeprep Academy Projects, Series A	6.000%	6/15/45	1,000,000	1,030,770 (c)
Florida State Municipal Loan Council, Capital Improvement Revenue, Shingle Creek Transit and Utility Community Development District	5.150%	5/1/44	220,000	224,073 (d)
Flow Way, FL, Community Development District, Special Assessment Revenue, Series 2024, Refunding	5.000%	5/1/44	1,000,000	1,009,921
Forest Lake, FL, Community Development District, Special Assessment Revenue, Series 2020	3.250%	5/1/30	145,000	142,668 (c)
Fox Branch Ranch, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.200%	5/1/45	530,000	530,186
Gardens at Hammock Beach, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	610,000	618,971
Grand Oaks, FL, Community Development District, Special Assessment Revenue, Series 2020	4.000%	5/1/30	150,000	150,156
Grande Pines, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2024	4.650%	5/1/34	430,000	436,114
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Groves at Lake Marion, FL, Community Development District, Special Assessment Revenue, Series 2026	5.300%	12/15/46	$455,000	$450,724 (c)
Hacienda North, FL, Community Development District, Special Assessment Revenue, Series 2023	5.500%	5/1/33	135,000	140,951
Hammock Oaks, FL, Community Development District, Special Assessment Revenue, Series 2020	5.000%	5/1/31	140,000	141,703
Hammock Reserve, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2020	3.250%	5/1/30	100,000	98,205
Assessment Area One, Series 2020	4.000%	5/1/40	540,000	511,711
Harmony on Lake Eloise, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.450%	11/1/45	825,000	827,622
Harmony West, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Series 2023	5.000%	5/1/43	30,000	30,334
Harvest Hills South, FL, Community Development District, Capital Improvement Revenue, Assessment Area One	5.450%	5/1/45	1,375,000	1,369,365
Harvest Ridge, FL, Community Development District, Special Assessment Revenue, Series 2024	5.125%	5/1/44	500,000	507,800
Hawkstone, FL, Community Development District, Special Assessment Revenue, Series 2023	4.375%	5/1/30	155,000	156,515
Herons Glen, FL, Recreation District, Special Assessment Revenue, Series 2020, Refunding, BAM	3.000%	5/1/32	100,000	98,086
Hickory Tree, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2024	4.500%	5/1/31	470,000	472,733
Assessment Area One, Series 2024	5.150%	5/1/44	930,000	919,230
Highland Park, FL, Community Development District, Special Assessment Revenue, Series 2026	5.625%	5/1/46	1,275,000	1,267,278 (i)
Highland Trails, FL, Community Development District, Special Assessment Revenue, Series 2024	4.700%	5/1/31	190,000	192,602
Hillcrest Preserve, FL, Community Development District, Special Assessment Revenue, Series 2024	5.000%	5/1/44	1,000,000	979,040 (c)
Hills of Minneola, FL, Community Development District, Special Assessment Revenue:
North Parcel Assessment Area Two	5.300%	5/1/46	680,000	677,006
Series 2021	2.375%	5/1/26	25,000	24,971
Hunt Club Grove, FL, Community Development District, Special Assessment Revenue:
Assessment Area One, Series 2024	4.850%	6/15/31	225,000	226,759
Assessment Area One, Series 2024	5.375%	6/15/44	185,000	186,583
Assessment Area Two, Series 2026	5.300%	12/15/46	680,000	676,130
Hyde Park No 1, FL, Community Development District, Special Assessment Revenue, Series 2026	5.650%	5/1/46	365,000	366,775 (i)
Ibis Landing, FL, Community Development District, Special Assessment Revenue, Series 2025	5.700%	6/15/45	620,000	642,526
Indigo, FL, Community Development District, Special Assessment Revenue, Series 2021	2.700%	5/1/31	100,000	94,607
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Jacksonville, FL, Health Care Facilities Revenue, Brooks Rehabilitation, Series 2020, Refunding	4.000%	11/1/40	$1,565,000	$1,461,256
Juniper Cove, FL, Community Development District, Capital Improvement Revenue	5.450%	5/1/45	500,000	505,526
Kelly Park, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2023	5.125%	11/1/30	155,000	158,237
Assessment Area One Project, Series 2025	5.300%	5/1/45	650,000	651,620
Keys Edge, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.100%	5/1/44	1,450,000	1,436,497
Kindred, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.000%	5/1/30	155,000	151,626
Series 2023	5.650%	5/1/43	400,000	417,956
Kingman Gate, FL, Community Development District, Special Assessment Revenue:
Series 2020	3.125%	6/15/30	110,000	108,601
Series 2021	2.500%	6/15/26	20,000	19,968
Kissimmee Park, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	5.875%	5/1/45	430,000	443,658
Lake Mattie Preserve, FL, Community Development District, Capital Improvement Revenue, Phase 1 Project	5.500%	5/1/44	1,000,000	1,007,761
Lakes at Bella Lago, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.750%	5/1/43	165,000	170,492
Lakes by the Bay South, FL, Community Development District, Special Assessment Revenue, Refunding	5.000%	5/1/34	440,000	469,144
Lakes of Sarasota, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project	3.400%	5/1/31	135,000	131,070
Assessment Area Two Project	3.000%	5/1/26	80,000	79,957
Series 2024	5.300%	5/1/44	525,000	523,792
Series 2025	5.500%	5/1/45	630,000	633,345
Lakeside at Satilla, FL, Community Development District, Capital Improvement Revenue	5.375%	5/1/45	600,000	604,014 (c)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue:
Azario Project	3.200%	5/1/30	175,000	171,986
Lakewood Ranch Southeast Project	5.500%	5/1/40	825,000	882,359
Lorraine Lakes Project	3.125%	5/1/30	60,000	58,798 (c)
Northeast Sector Project - Phase 2, Refunding	3.200%	5/1/30	100,000	98,278 (c)
Palm Grove Project	5.250%	5/1/44	580,000	593,407
Star Farms At Lakewood Ranch Project – Phase 1/2	2.700%	5/1/31	100,000	94,873
Taylor Ranch Project	6.125%	5/1/43	500,000	539,619
Villages of Lakewood Ranch South Project	4.250%	5/1/26	460,000	460,270
Langley South, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.125%	5/1/44	180,000	180,192
Lawson Dunes, FL, Community Development District, Special Assessment Revenue	4.375%	5/1/27	65,000	65,118
Lee County, FL, Airport Revenue, Series A	5.250%	10/1/43	1,500,000	1,617,873 (d)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Lee County, FL, IDA, Healthcare Facilities Revenue:
Shell Point Obligated Group	4.375%	11/15/29	$1,000,000	$1,003,903
Shell Point Obligated Group Project, Series C	5.000%	11/15/44	5,180,000	5,280,551
Longleaf, FL, Community Development District, Capital Improvement Revenue:
Neighborhood 4, Assessment Area One Project, Series 2024	4.500%	5/1/31	120,000	121,492 (c)
Neighborhood 4, Assessment Area Two Project, Series 2024	4.375%	5/1/31	240,000	240,451
Neighborhood 4, Assessment Area Two Project, Series 2024	5.200%	5/1/44	710,000	700,996
Los Cayos, FL, Community Development District, Special Assessment Revenue	4.400%	6/15/31	265,000	268,582
LT Ranch, FL, Community Development District, Capital Improvement Revenue:
Phase IIA Assessment Area, Series 2022-2	5.000%	5/1/27	120,000	120,959
Series 2022-2	5.500%	5/1/42	190,000	197,607
LTC Ranch West Residential, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project, Refunding	5.375%	5/1/44	1,025,000	1,016,230
Madeira, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.500%	5/1/45	500,000	500,170
Magnolia Island, FL, Community Development District, Capital Improvement Revenue, Assessment Area One Project	5.550%	5/1/45	250,000	250,969
Magnolia Park, FL, Community Development District, Special Assessment Revenue, Refunding	4.000%	5/1/31	47,000	47,890 (c)
Marion Ranch, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.100%	5/1/31	180,000	182,511
Series 2024	5.700%	5/1/44	875,000	891,417
Meadow View at Twin Creeks, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	70,000	66,347
Miami, FL, HFA Revenue, Miami Jewish Health Systems Inc. Project, Refunding	5.000%	7/1/28	150,000	149,768
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding, AG	4.000%	10/1/40	1,420,000	1,397,662 (d)
Miami-Dade County, FL, Transit System Sales Surtax Revenue, Series 2022	5.000%	7/1/52	6,665,000	6,751,928
Middleton A, FL, Community Development District, Special Assessment Revenue	5.450%	5/1/32	200,000	211,834
Mirada II, FL, Community Development District, Special Assessment Revenue	3.125%	5/1/31	100,000	92,016
Newport Isles, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/44	440,000	437,415
Newton Road, FL, Community Development District, Special Assessment Revenue	5.500%	6/15/45	835,000	843,873 (c)
Normandy, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project, Series 2024	4.625%	5/1/31	440,000	441,825 (c)
Assessment Area One Project, Series 2024	5.300%	5/1/44	2,180,000	2,145,154 (c)
North Powerline Road, FL, Community Development District, Special Assessment Revenue	4.750%	5/1/27	85,000	85,397 (c)
North River Ranch Improvement Stewardship District, FL, Special Assessment Revenue, Manatee County	5.700%	5/1/29	145,000	147,549
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	400,000	410,986 (c)
Old Hickory, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	100,000	96,682
Orlando, FL, Contract Tourist Development Tax Revenue, Series 2025, AG	5.500%	11/1/50	2,560,000	2,710,939
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Pacific Ace, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.200%	5/1/44	$500,000	$503,231
Palermo, FL, Community Development District, Special Assessment Revenue:
Assessment Area Two Project, Series 2025	5.350%	6/15/45	745,000	758,105
Series 2023	4.125%	6/15/30	65,000	65,653
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	300,000	323,276
Jupiter Medical Center Project, Series A	5.000%	11/1/36	965,000	1,014,444
Jupiter Medical Center Project, Series A	5.000%	11/1/37	645,000	674,320
Jupiter Medical Center Project, Series A	5.000%	11/1/38	85,000	88,416
Jupiter Medical Center Project, Series A	5.000%	11/1/39	215,000	222,605
Jupiter Medical Center Project, Series A	5.000%	11/1/40	700,000	721,435
Jupiter Medical Center Project, Series A	5.000%	11/1/41	90,000	92,575
Jupiter Medical Center Project, Series A	5.000%	11/1/42	145,000	148,457
Palm Beach County, FL, Health Facilities Authority Revenue:
Lifespace Communities Inc., Series B	5.000%	5/15/37	1,295,000	1,301,801
Lifespace Communities Inc., Series B	5.000%	5/15/41	725,000	725,020
Lifespace Communities Inc., Series C, Refunding	5.000%	5/15/27	307,000	307,198
Lifespace Communities Inc., Series C, Refunding	5.000%	5/15/30	30,000	30,017
Lifespace Communities Inc., Series C, Refunding	4.000%	5/15/35	1,060,000	1,039,529
Palm Coast Park, FL, Community Development District, Special Assessment Revenue:
Series 2022	4.150%	5/1/27	200,000	200,438
Series 2024	5.000%	5/1/44	270,000	266,838
Palm Gate, FL, Community Development District, Special Assessment Revenue	5.300%	6/15/45	945,000	954,729
Palm Glades, FL, Community Development District, Senior Special Assessment Revenue, Series A-1	4.000%	11/1/38	810,000	778,003
Parker Pointe, FL, Community Development District, Special Assessment Revenue, Series 2024	5.500%	5/1/44	700,000	704,521
Parkside Trails, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	350,000	348,550
Parkview at Long Lake Ranch, FL, Community Development District, Special Assessment Revenue	3.125%	5/1/30	100,000	95,976
Parrish Lakes II, FL, Community Development District, Capital Improvement Revenue	5.125%	5/1/44	1,500,000	1,483,461
Parrish Lakes, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Three Project	5.000%	5/1/31	235,000	237,497
Series 2023	4.000%	5/1/30	155,000	155,480
Series 2024	5.500%	5/1/44	900,000	909,177
Parrish Plantation, FL, Community Development District, Special Assessment Revenue:
Assessment Area Four, Series 2024	4.750%	5/1/31	80,000	81,190
Assessment Area One, Series 2021	3.125%	5/1/31	100,000	95,970
Assessment Area Three Project	5.800%	5/1/44	200,000	206,104
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Parrish Plantation, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.375%	5/1/42	$55,000	$56,520
Pasadena Ridge, FL, Community Development District, Capital Improvement Revenue	5.050%	5/1/44	250,000	247,373
Pasco County, FL, Solid Waste Disposal & Resource Recovery System Revenue, Series A	5.000%	10/1/45	1,485,000	1,542,344 (d)
PBR, FL, Community Development District Revenue, Series A-1, Refunding	5.000%	3/1/48	700,000	677,857
Peace Creek Village, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.500%	5/1/44	825,000	839,515
Series 2025	4.625%	5/1/31	325,000	328,735
Peace Crossing, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/31	325,000	326,303
Pine Ridge Plantation, FL, Community Development District, Special Assessment Revenue, Refunding	3.300%	5/1/30	150,000	148,317
Pioneer Ranch, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/44	815,000	789,549
Poitras East, FL, Community Development District, Special Assessment Revenue, Series 2023	4.000%	5/1/28	100,000	100,423
Preserve at Legends Pointe, FL, Community Development District, Capital Improvement Revenue	5.625%	5/1/45	620,000	632,880 (c)
Preserve at South Branch, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	97,648
Reflection Bay, FL, Community Development District, Special Assessment Revenue	5.625%	5/1/45	210,000	213,890
Regal Village, FL, Community Development District, Capital Improvement Revenue	5.200%	5/1/44	245,000	246,764
Reserve at Van Oaks, FL, Community Development District, Special Assessment Revenue	5.125%	5/1/43	180,000	184,320
Reunion East, FL, Community Development District, Special Assessment Revenue	2.850%	5/1/31	100,000	96,101
Reunion West, FL, Community Development District, Special Assessment Revenue, Assessment Area Four Project	4.750%	11/1/38	490,000	491,775 (c)
River Hall, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Five Project	5.350%	5/1/44	635,000	637,155 (c)
Assessment Area Four Project	6.250%	5/1/43	170,000	180,937
River Landing, FL, Community Development District, Capital Improvement Revenue	5.200%	5/1/45	1,275,000	1,272,728
Rivers Edge II, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	96,700
Rivers Edge III, FL, Community Development District, Capital Improvement Revenue, St. Johns County	2.400%	5/1/26	100,000	99,895 (c)
Riverwalk, FL, Community Development District, Special Assessment Revenue, Series A	5.300%	5/1/45	255,000	255,492 (c)
Rolling Oaks, FL, Community Development District, Special Assessment Revenue	6.250%	5/1/42	220,000	232,011 (c)
Rye Ranch, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.000%	11/1/30	55,000	56,025 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Saddle Creek Preserve of Polk County, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	$80,000	$77,952
Saltleaf, FL, Community Development District, Capital Improvement Revenue, Series 2026	5.700%	5/1/46	425,000	427,062 (c)(i)
Saltmeadows, FL, Community Development District, Special Assessment Revenue:
Series 2022	5.250%	5/1/42	220,000	224,631
Series 2025	5.750%	5/1/45	230,000	236,739 (c)
Sanctuary Cove, FL, Community Development District, Special Assessment Revenue	2.125%	5/1/26	70,000	69,899
Sandmine Road, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2020	3.125%	5/1/30	100,000	98,818 (c)
Assessment Area Two Project, Series 2021	2.300%	11/1/26	15,000	14,902
Sandridge, FL, Community Development District, Special Assessment Revenue	2.875%	5/1/26	100,000	99,937
Sarasota National, FL, Community Development District, Special Assessment Revenue, Series 2020, Refunding	4.000%	5/1/39	100,000	96,763
Sawgrass Village, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	6.125%	11/1/43	155,000	163,083
Sawyers Landing, FL, Community Development District, Special Assessment Revenue	3.750%	5/1/31	150,000	148,772
Scenic Terrace North, FL, Community Development District, Special Assessment Revenue	5.125%	5/1/30	295,000	299,969
Seaton Creek Reserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.625%	6/15/30	20,000	20,295 (c)
Sebastian Isles, FL, Community Development District, Capital Improvement Revenue	5.000%	5/1/44	175,000	174,795
Sherwood Manor, FL, Community Development District, Special Assessment Revenue	4.625%	5/1/30	95,000	96,362
Shingle Creek at Bronson, FL, Community Development District, Special Assessment Revenue	3.100%	6/15/31	100,000	97,414
Silver Oaks, FL, Community Development District, Special Assessment Revenue	4.700%	5/1/31	205,000	207,390
Six Mile Creek, FL, Community Development District, Capital Improvement Revenue:
Assessment Area Two Project, Series 2021, Refunding	3.100%	5/1/31	75,000	71,792
Series 2024	5.100%	5/1/44	750,000	736,970
Somerset Bay, FL, Community Development District, Capital Improvement Revenue:
Assessment Area One Project	4.850%	5/1/31	305,000	306,993 (c)
Assessment Area One Project	5.625%	5/1/44	950,000	940,962 (c)
Somerset, FL, Community Development District, Capital Improvement Revenue:
Series 2022, Refunding	4.000%	5/1/32	950,000	941,107
Series 2022, Refunding	4.200%	5/1/37	1,200,000	1,153,011
Sorrento Pines, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	4.375%	5/1/30	45,000	45,593
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Assessment Area One Project	5.250%	5/1/43	$180,000	$185,007
South Fork East, FL, Community Development District, Capital Improvement Revenue, Refunding	4.000%	5/1/31	1,390,000	1,373,157
Southern Groves No 5, FL, Community Development District, Special Assessment Revenue:
Port St. Lucie, Series 2022	5.800%	5/1/42	500,000	530,576
Port St. Lucie, Series 2024	5.450%	5/1/44	345,000	357,302
Southpointe of Manatee County, FL, Community Development District, Special Assessment Revenue, Assessment Area One	5.375%	5/1/46	670,000	668,287
Springs at Lake Alfred, FL, Community Development District, Special Assessment Revenue	5.250%	5/1/44	365,000	368,343
St Augustine Lakes, FL, Community Development District, Special Assessment Revenue:
Series 2022	5.375%	6/15/42	150,000	154,399
St. Johns County, Series 2022	4.700%	6/15/29	440,000	445,425
St. Johns County, FL, IDA Revenue:
Vicars Landing Project, Series A, Refunding	4.000%	12/15/36	500,000	471,860
Vicars Landing Project, Series A, Refunding	4.000%	12/15/41	375,000	332,416
Starling, FL, Community Development District, Special Assessment Revenue, Series 2025	5.375%	5/1/45	1,850,000	1,834,771 (c)
Stillwater, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/31	100,000	93,593 (c)
Stonegate Preserve, FL, Community Development District, Special Assessment Revenue	5.700%	6/15/45	700,000	721,310
Stuart Crossing, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.375%	5/1/31	170,000	171,541 (c)
Sugarloaf, FL, Community Development District, Capital Improvement Revenue, Assessment Area One	5.375%	12/15/46	600,000	596,236
Summer Woods, FL, Community Development District, Special Assessment Revenue	3.150%	5/1/31	75,000	71,696
Summit View, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	4.750%	5/1/31	390,000	394,643
Sunbridge Stewardship District, FL, Special Assessment Revenue:
Del Webb Phase 1/2 Project	4.500%	5/1/27	135,000	135,681
Del Webb Phase 2D/3 Project	5.300%	5/1/46	625,000	617,705 (i)
Weslyn Park Project	5.200%	5/1/42	100,000	101,641
Tamarindo, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/31	100,000	94,649
Terra Lago, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.400%	5/1/45	1,190,000	1,180,919
Terreno, FL, Community Development District, Special Assessment Revenue:
Series 2023	5.000%	5/1/43	260,000	264,459
Series 2025	5.400%	5/1/45	550,000	556,885
Timber Creek Southwest, FL, Community Development District, Special Assessment Revenue	3.000%	6/15/30	150,000	143,951
Tohoqua, FL, Community Development District, Special Assessment Revenue:
Phase 2 Project	2.875%	5/1/31	100,000	96,393
Phase 4A/5A Project	2.500%	5/1/26	60,000	59,936
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Tradition No 9, FL, Community Development District, Special Assessment Revenue	2.700%	5/1/31	$100,000	$93,245
Tranquility, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.300%	5/1/45	900,000	885,691
Trevesta, FL, Community Development District, Special Assessment Revenue	3.250%	5/1/30	100,000	96,331 (c)
Twisted Oaks Pointe, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project	5.375%	5/1/43	785,000	800,387
Assessment Area Two Project	5.875%	5/1/43	170,000	176,293
Two Lakes, FL, Community Development District, Special Assessment Revenue	4.000%	12/15/28	300,000	300,845 (c)
Two Ridges, FL, Community Development District, Special Assessment Revenue, Pasco County	5.750%	5/1/45	500,000	517,689
Two Rivers West, FL, Community Development District, Special Assessment Revenue:
Series 2022, Refunding	5.250%	5/1/28	280,000	283,755
Series 2022, Refunding	5.375%	5/1/33	150,000	157,202
Series 2022, Refunding	6.000%	5/1/43	150,000	157,646
Two Rivers West, FL, Community Development District, Special Assessment Revenue, Series 2024	5.625%	5/1/44	780,000	796,990
Varrea South, FL, Community Development District, Capital Improvement Revenue:
Series 2025	4.750%	5/1/35	235,000	239,682 (c)
Series 2025	5.625%	5/1/45	585,000	598,475 (c)
V-Dana, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2021	3.125%	5/1/31	100,000	97,384
Assessment Area Two Project, Series 2025	5.375%	5/1/45	495,000	497,467
Venetian Parc, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project, Refunding	5.000%	5/1/44	1,000,000	1,009,921
Venice, IN, Retirement Community Revenue, Tax-Exempt, Isle Project, Series B	4.500%	1/1/30	550,000	550,447 (c)
Veranda, FL, Community Development District, Special Assessment Revenue:
Veranda Estates Project, Series 2021, Refunding	3.100%	5/1/31	70,000	67,911 (c)
Veranda Estates Project, Series 2024, Refunding	4.500%	5/1/31	160,000	161,956
Verano No 2, FL, Community Development District, Special Assessment Revenue:
Series 2024	5.350%	5/1/44	625,000	627,977
Series 2024	5.500%	5/1/44	815,000	826,658
Verano No 3, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2022	5.875%	11/1/29	35,000	35,873
Verano No 4, FL, Community Development District, Special Assessment Revenue, Phase 2 Project	5.750%	5/1/45	250,000	258,271
Viera Stewardship District, FL, Special Assessment Revenue, Village 2 - Series 2021 Project	2.800%	5/1/31	130,000	121,298
Village No 13, FL, Community Development District, Special Assessment Revenue	3.000%	5/1/29	80,000	78,822
Village No 5, FL, Community Development District, Special Assessment Revenue:
Phase 1 Project, Refunding	4.000%	5/1/33	1,090,000	1,073,451
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Phase 2 Project, Refunding	4.000%	5/1/34	$1,500,000	$1,467,465
Villamar, FL, Community Development District, Special Assessment Revenue:
Assessment Area Five Project, Series 2025	5.625%	5/1/43	250,000	259,337
Assessment Area Six Project, Series 2024	4.625%	5/1/31	185,000	187,556
Vivid Shores, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	5/1/45	500,000	500,964
Waterford, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.200%	5/1/44	1,165,000	1,156,913
Waterset South, FL, Community Development District, Special Assessment Revenue:
Hillsborough County, Series 2022	5.375%	5/1/32	100,000	105,001
Hillsborough County, Series 2022	5.900%	5/1/42	250,000	262,279
Hillsborough County, Series 2025	5.500%	5/1/45	300,000	305,252
Waterset South, FL, Community Development District, Special Assessment Revenue, Hillsborough County, Series 2026	5.300%	5/1/46	365,000	362,061
Wellness Ridge, FL, Community Development District, Special Assessment Revenue, Assessment Area Two Project	5.000%	6/15/44	355,000	352,705 (c)
Wellness Ridge, FL, Community Development District, Special Assessment Revenue, Lake County, Assessment Area Three, Series 2026	5.300%	6/15/46	750,000	738,105
West Lake, FL, Community Development District, Special Assessment Revenue, Series 2025	5.300%	6/15/45	700,000	696,854
West Villages Improvement District, FL, Capital Improvement Revenue:
Unit of Development No 10, Series 2025	5.250%	5/1/45	500,000	497,326
Unit of Development No 11, Series 2025	4.750%	5/1/32	1,000,000	990,324
Unit of Development No 12, Assessment Area One, Series 2025	5.750%	5/1/45	410,000	426,909
West Villages Improvement District, FL, Special Assessment Revenue:
Unit of Development No 7, Series 2021	3.125%	5/1/31	100,000	93,730
Unit of Development No 8, Series 2022	4.625%	5/1/29	335,000	339,092
Unit of Development No 8, Series 2022	5.375%	5/1/42	440,000	455,448
Unit of Development No 9, Series 2023	4.625%	5/1/30	40,000	40,551
Westside Haines City, FL, Community Development District, Special Assessment Revenue, Assessment Area Three	5.250%	5/1/46	900,000	875,406
Willowbrook, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	4.950%	5/1/31	220,000	222,115
Winding Oaks, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.400%	5/1/44	490,000	492,329
Windsor Cay, FL, Community Development District, Special Assessment Revenue:
Assessment Area One Project, Series 2024	4.600%	5/1/31	220,000	223,468
Assessment Area Two Project, Series 2025	5.250%	5/1/45	690,000	687,130 (c)
Windward, FL, Community Development District, Special Assessment Revenue	3.650%	5/1/30	100,000	98,405
Wiregrass II, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	4.500%	5/1/27	165,000	165,623
Woodcreek, FL, Community Development District, Capital Improvement Revenue, Assessment Area Two Project	5.350%	5/1/45	575,000	568,574
Woodland Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One Project	5.300%	5/1/45	630,000	631,570 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Woodland Ranch Estates, FL, Community Development District, Special Assessment Revenue	5.550%	5/1/45	$1,000,000	$1,007,432
Yarborough Lane, FL, Community Development District, Special Assessment Revenue:
Series 2024	4.750%	5/1/31	250,000	251,453
Series 2025	5.350%	5/1/44	285,000	285,189
Zephyrhills, FL, Abbott Square Community Development District, Special Assessment Revenue:
Series 2022	5.000%	6/15/32	200,000	206,169
Series 2025	5.375%	5/1/45	755,000	765,073
Total Florida				190,211,610
Georgia — 2.6%
Atlanta, GA, Development Authority Student Housing Revenue:
PRG-CAU Properties LLC Project at Clark University, Series A	5.000%	7/1/35	250,000	258,306 (c)
PRG-CAU Properties LLC Project at Clark University, Series A	5.250%	7/1/40	360,000	369,472 (c)
PRG-CAU Properties LLC Project at Clark University, Series A	6.000%	7/1/45	550,000	575,717 (c)
Atlanta, GA, Water & Wastewater Revenue, Series 2015, Refunding	5.000%	11/1/40	5,000,000	5,014,318
DeKalb County, GA, Housing Authority Revenue:
Summit Pointe, Series 2025	4.000%	12/1/35	6,630,000	6,555,289
The Avenues of North Decatur, Series 2024, Refunding	4.125%	12/1/34	2,000,000	1,977,284
George L Smith II, GA, Congress Center Authority Revenue, Signia Hotel Management LLC	3.625%	1/1/31	350,000	337,985 (c)
Georgia State Housing & Finance Authority, Series C	5.050%	12/1/45	2,000,000	2,035,603
Main Street Energy Inc., GA, Energy Project Revenue, Series D	5.000%	12/1/33	6,725,000	7,050,459
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	6/1/30	3,175,000	3,323,370 (a)(b)
Series B	5.000%	3/1/32	1,475,000	1,575,233 (a)(b)
Series B	5.000%	12/1/35	16,875,000	17,729,113 (a)(b)
Series E	5.000%	6/1/31	1,415,000	1,498,437 (a)(b)
Series E, LIQ - Royal Bank of Canada	4.132%	6/1/31	1,280,000	1,314,025 (a)(b)
Rockdale County, GA, Development Authority, MFH Revenue, Affordable Housing Preservation Corp., Refunding	5.375%	12/1/36	200,000	206,481
Total Georgia				49,821,092
Idaho — 0.0%††

Idaho State Housing & Finance Association, Nonprofit Facilities Revenue, White Pine Charter School Project, Series 2023, School Board Guaranty	5.250%	5/1/38	300,000	312,626
Illinois — 12.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Revenue:
Series 2023	5.250%	4/1/34	950,000	1,033,187
Series 2023	5.250%	4/1/37	1,120,000	1,196,479
Series 2023	5.000%	4/1/38	2,370,000	2,482,381
Series 2023	5.250%	4/1/39	1,000,000	1,056,975
Series 2023	5.250%	4/1/40	1,305,000	1,372,952
Series 2023	5.000%	4/1/41	450,000	464,946
Series 2023	5.000%	4/1/45	7,945,000	8,045,071
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2023	5.750%	4/1/48	9,080,000	9,505,278
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.500%	12/1/31	$2,000,000	$2,123,757
Dedicated, Series A	5.250%	12/1/35	10,000,000	10,368,165
Dedicated, Series A	5.000%	12/1/38	2,100,000	2,067,706
Dedicated, Series A	5.875%	12/1/47	1,925,000	1,944,796
Dedicated, Series A	6.000%	12/1/49	2,090,000	2,137,118
Dedicated, Series A	5.750%	12/1/50	3,095,000	3,097,087
Dedicated, Series B, Refunding	5.000%	12/1/40	2,320,000	2,242,320
Dedicated, Series B, Refunding	6.000%	12/1/41	500,000	533,509
Dedicated, Series B, Refunding	6.000%	12/1/42	250,000	266,200
Dedicated, Series B, Refunding	6.000%	12/1/43	2,200,000	2,326,981
Dedicated, Series B, Refunding	6.000%	12/1/44	2,700,000	2,833,507
Dedicated, Series C, Refunding	5.500%	12/1/45	8,815,000	8,800,724
Series A	5.000%	12/1/41	500,000	480,920
Series A, Refunding, NATL	5.500%	12/1/26	1,255,000	1,267,799
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	3,100,000	3,213,282
Chicago Works, Series A	5.500%	1/1/40	9,365,000	9,663,711
Colleges Capital Improvement 1999, NATL	0.000%	1/1/33	200,000	153,403
Housing & Economic Development, Series F	6.000%	1/1/43	1,565,000	1,689,885
Series A, Refunding	5.000%	1/1/33	630,000	649,652
Series A, Refunding	5.000%	1/1/34	2,195,000	2,252,854
Series B, Refunding	4.000%	1/1/37	4,000,000	3,714,852
Series C	6.000%	1/1/43	2,250,000	2,429,548
Chicago, IL, Midway International Airport:
Senior Lien, Series A, Refunding, BAM	5.500%	1/1/38	750,000	828,178 (d)
Senior Lien, Series C, Refunding	5.000%	1/1/40	40,000	41,804 (d)
Senior Lien, Series C, Refunding	5.000%	1/1/41	1,750,000	1,816,759 (d)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series A	4.500%	1/1/48	10,250,000	9,704,506 (d)
Trips Obligated Group, Series 2025	5.500%	7/1/39	1,400,000	1,542,882 (d)
Trips Obligated Group, Series 2025	5.500%	7/1/40	1,000,000	1,094,764 (d)
Chicago, IL, Park District, GO, Series C, Refunding, BAM	4.000%	1/1/42	1,520,000	1,444,172
Illinois State Finance Authority Revenue:
Ann & Robert H Lurie Childrens Hospital, Series 2017, Refunding	4.000%	8/15/39	1,765,000	1,669,788
Chicago School, Series 2024	5.000%	4/1/35	400,000	422,601
Chicago School, Series 2024	5.250%	4/1/37	130,000	137,769
Chicago School, Series 2024	5.250%	4/1/38	1,000,000	1,052,614
Chicago School, Series 2024	5.250%	4/1/39	75,000	78,596
Chicago School, Series 2024	5.250%	4/1/40	50,000	51,620
Chicago School, Series 2024	5.250%	4/1/41	275,000	280,716
Chicago School, Series 2024	5.250%	4/1/42	700,000	710,696
Chicago School, Series 2024	5.250%	4/1/44	1,325,000	1,334,502
Depaul College Prep Foundation, Series A	5.500%	8/1/43	500,000	527,034 (c)
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/30	250,000	254,008
Learn Charter, School Project, Series 2021, Refunding	4.000%	11/1/31	255,000	258,571
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Moornings of Arlington Heights, Series A, Refunding	5.125%	11/1/46	$2,100,000	$2,116,972
Rosalind Franklin University, Woodlands Apartment Project, Series 2025	5.250%	8/1/35	6,175,000	6,412,269 (c)
Series 2019, Refunding (SOFR x 0.700 + 1.150%)	3.691%	9/1/28	965,000	966,430 (a)(b)
Series B-2, Refunding	5.000%	11/15/26	1,070,000	1,072,235 (a)(b)
Springfield Sustainable Energy Partners, Series 2026	5.000%	4/1/46	1,910,000	1,960,470
Springfield Sustainable Energy Partners, Series 2026	5.500%	4/1/51	5,185,000	5,440,875
Surface Freight Transfer Facilites, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	1,500,000	1,511,308 (a)(b)(c)(d)
Westminster Village, Series A, Refunding	4.000%	10/1/31	980,000	970,746 (c)
Westminster Village, Series A, Refunding	5.250%	5/1/38	1,905,000	1,876,637
Illinois State HDA Revenue:
Series A, Refunding, GNMA / FNMA / FHLMC	4.250%	10/1/41	4,555,000	4,550,231
Series H, Refunding, FHA	4.000%	1/1/42	2,560,000	2,439,451
Illinois State, GO:
NATL	6.000%	11/1/26	330,000	334,554
Series A	4.000%	3/1/40	30,000	28,317
Series A	4.000%	3/1/41	5,145,000	4,786,212
Series A	5.000%	3/1/46	6,880,000	6,947,957
Series A	5.500%	3/1/47	5,500,000	5,701,615
Series B	5.250%	5/1/47	3,430,000	3,512,635
Series B	5.250%	5/1/48	8,400,000	8,578,715
Series C	5.000%	4/1/41	6,000,000	6,341,308 (i)
Series C	5.000%	4/1/42	6,000,000	6,305,751 (i)
Series C	5.250%	4/1/43	5,000,000	5,321,618 (i)
Series C	5.250%	10/1/47	5,180,000	5,285,564
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, NATL	0.000%	12/15/30	300,000	255,433
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	31,035,000	29,281,302
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/53	3,500,000	3,440,821
Northeastern Illinois State University:
Participation Capital Improvement Projects, BAM	5.750%	7/1/45	1,660,000	1,760,521
Participation Capital Improvement Projects, BAM	5.250%	7/1/50	1,650,000	1,664,640
Northern Illinois State University:
Participation Energy Savings Projects, BAM	4.250%	4/1/44	4,510,000	4,229,036
Participation Energy Savings Projects, BAM	5.500%	4/1/49	2,025,000	2,093,490
Sales Tax Securitization Corp., IL, Revenue, Senior Lien, Series A, Refunding	4.000%	1/1/42	2,525,000	2,371,732
Village of Lincolnwood, IL, COP, Tax Increment Revenue, North Lincoln Redevelopment Project	4.820%	1/1/41	1,532,773	1,515,281 (c)
Village of Villa Park, IL, Tax Increment Revenue, Garden Station Redevelopment Project	4.500%	12/31/38	100,000	91,739
Total Illinois				241,832,490
Indiana — 0.7%
Goshen, IN, MFH Revenue, Green Oaks of Goshen Project, Series A	5.000%	8/1/41	1,000,000	863,794 (c)
Indiana State Finance Authority Revenue:
Federally Taxable University of Evansville Project, Educational Facilities, Series B	7.000%	9/1/32	160,000	156,406
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued
Marquette Project, Series A, Refunding	5.125%	3/1/45	$3,205,000	$3,268,877
Senior Living Masonic Home Project, Series B	5.000%	5/1/40	1,625,000	1,661,105
Indiana State Housing & CDA, Vita of Marion Project, Series A	5.000%	4/1/31	677,500	653,080 (c)
Indianapolis, IN, Local Public Improvement Bond Bank:
Animal Care Shelter Project, Series D	5.000%	2/1/49	3,935,000	4,078,638
Convention Center Hotel, Series E	5.500%	3/1/38	1,000,000	1,067,883
Jeffersonville, IN, MFH Revenue, Vivera Senior Living Project, Series A	4.750%	11/1/30	100,000	94,536 (c)
Valparaiso, IN, MFH Revenue, Green Oaks Project, Series 2021	5.375%	12/1/41	500,000	456,104 (c)
Total Indiana				12,300,423
Iowa — 1.0%
Crawford County, IA, Memorial Hospital Iowa Revenue, Anticipation Notes, Series 2024	5.000%	6/15/27	515,000	517,847
Iowa State Finance Authority Revenue:
Lifespace Communities Inc., Series 2016	5.000%	5/15/32	615,000	615,699
Lifespace Communities Inc., Series 2016	5.000%	5/15/41	1,060,000	1,060,029
Lifespace Communities Inc., Series 2018	4.125%	5/15/38	1,170,000	1,118,440
Lifespace Communities Inc., Series 2018	5.000%	5/15/43	3,140,000	3,101,959
Lifespace Communities Inc., Series 2021, Refunding	3.091%	5/15/26	500,000	497,947 (a)(b)
Lifespace Communities Inc., Series 2023, Refunding	6.600%	5/15/28	120,000	124,139
Lifespace Communities Inc., Series 2023, Refunding	6.750%	5/15/33	1,070,000	1,214,832
Lifespace Communities Inc., Series 2023, Refunding	7.250%	5/15/38	500,000	567,262
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/32	2,425,000	2,733,085 (a)(b)(j)
Presbyterian Homes Mill Pond Project, Series 2025, Refunding	5.500%	10/1/45	1,000,000	1,015,171
Iowa State Higher Education Loan Authority Revenue, Private College Facility, University of Dubuque Project, Series 2025	5.000%	10/1/45	6,340,000	6,181,337
Total Iowa				18,747,747
Kansas — 0.2%
Garden City, KS, Special Obligation Revenue, World Star Bond Project - Phase II, Series 2025	5.375%	6/1/39	2,500,000	2,520,316 (c)
Wyandotte County, KS, Unified Government, Sales Tax Revenue, Legends Apartments Garage & West Lawn Project	4.500%	6/1/40	1,725,000	1,725,757
Total Kansas				4,246,073
Kentucky — 4.0%
Kentucky State PEA, Gas Supply Revenue:
Series A - 2	3.632%	8/1/30	1,385,000	1,385,983 (a)(b)
Series B	5.000%	12/1/33	31,900,000	32,215,998
Series B, Refunding	5.000%	8/1/32	2,165,000	2,292,993 (a)(b)
Series C, Refunding	5.000%	5/1/36	38,000,000	40,027,167
Total Kentucky				75,922,141
Louisiana — 0.2%
Lakeshore Villages Master, LA, Community Development District, Special Assessment Revenue:
Parish of St. Tammany, Series 2022	5.000%	6/1/32	245,000	250,322
Parish of St. Tammany, Series 2022	5.375%	6/1/42	730,000	750,510
Louisiana State Local Government Environmental Facilities & CDA Revenue:
St. John The Baptist Parish Gomesa Project	3.900%	11/1/44	150,000	135,791 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Louisiana — continued
Westlake Chemical Corp, Refunding	3.500%	11/1/32	$1,665,000	$1,618,290
New Orleans Aviation Board, LA, General Airport Revenue, Refunding	5.000%	1/1/38	1,030,000	1,098,179 (d)
Total Louisiana				3,853,092
Maine — 0.3%
Maine State Housing Authority Revenue:
Series A	4.150%	11/15/41	4,630,000	4,565,807
Social Bonds	4.500%	11/15/44	1,000,000	994,644
Total Maine				5,560,451
Maryland — 0.5%
Baltimore, MD, Special Obligation Revenue:
Harbor Point Project, Series 2016, Refunding	4.250%	6/1/26	135,000	135,035
Harbor Point Project, Series 2019, Refunding	3.250%	6/1/31	100,000	97,046 (c)
Baltimore, MD, Water Project Revenue, Series C	5.000%	7/1/39	5,000,000	5,005,383
Frederick County, MD, Tax Increment Revenue, Oakdale-Lake Linganore Project, Series 2019, Refunding	3.250%	7/1/29	115,000	113,220
Maryland State EDC, Private Activity Revenue:
Green Bonds, Series B	5.000%	6/30/36	895,000	934,518 (d)
Green Bonds, Series B	5.000%	12/31/36	425,000	442,516 (d)
Green Bonds, Series B	5.000%	12/31/37	150,000	155,378 (d)
Green Bonds, Series B	5.000%	12/31/38	280,000	288,657 (d)
Green Bonds, Series B	5.000%	6/30/39	1,155,000	1,188,053 (d)
Series B, Green Bonds	5.000%	6/30/40	1,000,000	1,024,198 (d)
Town of La Plata, MD, Special Tax Revenue, Heritage Green Project	5.750%	2/15/35	680,000	688,952 (c)
Total Maryland				10,072,956
Massachusetts — 0.5%
Massachusetts State DFA Revenue:
Bonds Lasell Village Inc.	5.250%	7/1/45	1,140,000	1,174,334
Bonds Salem Community Corp., Refunding	5.000%	1/1/28	200,000	202,461
CHF Merrimack Inc., Merrimack College Student Housing Project	4.250%	7/1/34	200,000	203,176 (c)
CHF Merrimack Inc., Merrimack College Student Housing Project	5.000%	7/1/44	1,500,000	1,511,086 (c)
Foxborough Regional Charter School, Refunding	5.000%	7/1/27	40,000	40,266
Salem Community Corporation Issue, Series 2022, Refunding	5.125%	1/1/40	1,020,000	1,015,845
Seven Hills Foundation and Affiliates, Refunding	6.000%	9/1/45	400,000	442,459
WGBH Educational Foundation, Series A, AMBAC	5.750%	1/1/42	5,000,000	5,789,068
Total Massachusetts				10,378,695
Michigan — 1.9%
Detroit, MI, Downtown Development Tax Increment Revenue, Series 2024, Refunding	5.000%	7/1/48	1,330,000	1,360,583
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	375,000	413,757
Grand Rapids, MI, EDC:
Beacon Hill at Eastgate Project, Series A	5.750%	11/1/45	4,000,000	4,015,984
Beacon Hill At Eastgate Project, Series A, Refunding	4.000%	11/1/27	150,000	149,231
Beacon Hill At Eastgate Project, Series A, Refunding	4.250%	11/1/38	45,000	40,362
Kalamazoo, MI, EDC Revenue:
Friendship Village of Kalamazoo Project, Series A	6.000%	8/15/46	1,000,000	1,017,201 (c)
Revel Creek Project	5.000%	5/15/43	1,120,000	1,116,559
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Michigan — continued
Michigan State Finance Authority Revenue:
Lawrence Technology University, Refunding	4.000%	2/1/27	$45,000	$44,947
Lawrence Technology University, Refunding	4.000%	2/1/32	285,000	277,524
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	2,010,000	1,879,719
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.500%	2/28/49	8,995,000	9,357,564
University of Detroit Mercy, Refunding	5.250%	11/1/35	815,000	858,931
University of Detroit Mercy, Refunding	5.250%	11/1/39	820,000	846,602
Michigan State HDA Revenue:
Rental Housing	5.150%	10/1/45	3,365,000	3,460,599
Single-Family Mortgage	4.650%	6/1/41	2,500,000	2,529,357
Single-Family Mortgage, Series C	5.000%	6/1/46	4,000,000	4,054,420
Michigan State Strategic Fund Ltd. Obligation Revenue:
I-75 Improvement Project	5.000%	12/31/33	75,000	76,928 (d)
I-75 Improvement Project	5.000%	6/30/48	100,000	97,373 (d)
I-75 Improvement Project, AG	4.125%	6/30/35	670,000	662,114 (d)
I-75 Improvement Project, AG	4.250%	12/31/38	3,975,000	3,925,923 (d)
Total Michigan				36,185,678
Minnesota — 1.1%
Duluth, MN, EDA Revenue, Benedictine Health System, Series A, Refunding	4.000%	7/1/31	125,000	121,684
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinate, Series B	5.250%	1/1/49	6,000,000	6,101,777 (d)
Minnesota State Municipal Gas Agency Revenue:
Minnesota Community Energy Commodity Supply, Series B, LIQ - Royal Bank of Canada	3.432%	12/1/27	1,400,000	1,396,789 (a)(b)
Minnesota Community Energy, Series A	5.000%	9/1/35	9,000,000	9,280,606
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	3,000,000	3,022,130
Total Minnesota				19,922,986
Mississippi — 0.1%
Mississippi State Development Bank Special Obligation, Mangolia Regional Health Center Project, Refunding	5.000%	10/1/31	150,000	154,030 (c)
Mississippi State Home Corp., Single-Family Mortgage Revenue, GNMA / FNMA / FHLMC	4.650%	12/1/44	1,500,000	1,496,070
Total Mississippi				1,650,100
Missouri — 0.3%
Missouri State HEFA Revenue:
Baptist University, Series 2025, Refunding	5.000%	10/1/35	500,000	501,476 (c)
University of Health Sciences & Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	140,000	128,547
University of Health Sciences & Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/35	2,055,000	1,958,004
University of Health Sciences & Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/36	2,020,000	1,914,962
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
University of Health Sciences & Pharmacy in St. Louis, Educational Facilities, Series A, Refunding	4.000%	5/1/37	$290,000	$273,667
Total Missouri				4,776,656
Nebraska — 0.3%

Nebraska State Investment Finance Authority Revenue, Social Bonds, GNMA / FNMA / FHLMC	4.850%	9/1/40	4,840,000	4,947,657
Nevada — 0.5%
Henderson, NV, Local Improvement District No T-22, Rainbow Canyon Phase II, Local Improvement Bonds, Series 2023	5.000%	3/1/38	20,000	20,514
Henderson, NV, Local Improvement District, Special Assessment Revenue:
Rainbow Canyon Phase II, Local Improvement Bonds, Series 2023	5.000%	3/1/43	975,000	987,248
Series 2016, Refunding	4.000%	9/1/32	1,590,000	1,565,146
Las Vegas, NV, Special Improvement, District No 611, Special Assessment Revenue, Local Improvement Bonds, Series 2020	3.500%	6/1/31	150,000	143,241
Las Vegas, NV, Special Improvement, District No 815, Special Assessment Revenue, Local Improvement Bonds, Series 2020	4.750%	12/1/40	945,000	953,949
Las Vegas, NV, Special Improvement, District No 816, Special Assessment Revenue, Local Improvement Bonds, Series 2021	2.500%	6/1/29	200,000	191,509
North Las Vegas, NV, Special Assessment Revenue, Special Improvement, District No 66, Local Improvement Bonds, Series 2022	5.000%	6/1/28	140,000	142,771 (c)
Reno-Tahoe, NV, Airport Authority Revenue:
Series A	5.250%	7/1/42	1,655,000	1,763,618 (d)
Series A	5.250%	7/1/43	1,000,000	1,060,938 (d)
Series A	5.250%	7/1/44	745,000	784,699 (d)
Tahoe-Douglas, NV, Visitors Authority Revenue:
Series 2020	4.000%	7/1/26	770,000	771,378
Series 2020	5.000%	7/1/31	250,000	264,647
Total Nevada				8,649,658
New Hampshire — 0.3%
National Finance Authority, NH, Revenue:
Adventist Health Energy Projects, Series C	5.250%	7/1/49	1,000,000	989,032
Grace Christian School Project, Series 2025	5.750%	8/1/45	4,400,000	4,432,507
Total New Hampshire				5,421,539
New Jersey — 0.7%
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	270,000	270,317 (d)
New Jersey American Water Company Inc. Project, Refunding	2.200%	12/3/29	100,000	94,205 (a)(b)(d)
Provident Group, Kean Properties	5.000%	7/1/32	100,000	100,422
Provident Group, Kean Properties	5.000%	7/1/37	50,000	50,017
Provident Group, Rowan Properties LLC, Rowan University Student Housing Project, Series A	5.000%	1/1/35	750,000	751,152
New Jersey State Higher Education, Student Assistance Authority Revenue:
Series 2025, Refunding	5.000%	12/1/35	3,100,000	3,263,614 (d)
Series B	4.000%	12/1/44	855,000	804,276 (d)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Series A, Refunding	4.250%	6/15/40	7,210,000	7,292,769
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New Jersey — continued
Passaic County, NJ, Improvement Authority Revenue, Community Charter School of Paterson Project	5.000%	1/1/34	$280,000	$289,957
Total New Jersey				12,916,729
New Mexico — 0.1%

New Mexico State Hospital Equipment Loan Council Revenue, Refunding	4.000%	6/1/33	1,000,000	989,056
New York — 5.5%
Build NYC Resource Corp., NY, Senior Airport Facilities Revenue:
Series 2025	5.500%	7/1/42	1,135,000	1,229,333 (d)
Series 2025	5.500%	7/1/45	115,000	121,777 (d)
MTA, NY, Dedicated Tax Fund Revenue, Climate Bond, Subseries B-1, Refunding	5.000%	11/15/51	6,445,000	6,612,318
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.750%	11/15/45	2,500,000	2,505,822
Green Bonds, Series C-1, Refunding	5.000%	11/15/50	6,560,000	6,603,990
Series A-2	4.000%	11/15/41	11,945,000	11,427,905
New York City, NY, HDC, Tax-Exempt Bonds	4.375%	12/15/31	650,000	661,440
New York City, NY, HDC, MFH Revenue, Tax-Exempt Bonds, Series F	5.250%	12/15/31	1,000,000	1,026,531
New York State Dormitory Authority Revenue, New York University	5.000%	7/1/30	65,000	65,449
New York State Environmental Facilities Corp., Solid Water Disposal Facility Revenue, Casella Waste Systems Inc. Project	5.125%	9/3/30	250,000	261,956 (a)(b)(c)(d)
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2020, Refunding	2.250%	8/1/26	30,000	29,909 (d)
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	210,000	199,822 (d)
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	5.250%	8/1/31	4,200,000	4,368,729 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	6.000%	4/1/35	1,845,000	2,024,185 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.625%	4/1/40	2,190,000	2,302,501 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	5.000%	10/1/40	15,680,000	15,909,187 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project	4.375%	10/1/45	720,000	671,513 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C & D Redevelopment Project, Series 2018	4.000%	1/1/36	5,415,000	5,335,403 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.500%	6/30/38	1,250,000	1,323,748 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/42	350,000	386,679 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.250%	6/30/43	4,930,000	5,103,252 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/44	1,200,000	1,309,003 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	4.250%	6/30/42	5,350,000	5,092,412 (d)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	$185,000	$194,592 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2023	5.500%	6/30/41	35,000	36,680 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2023, AG	5.500%	6/30/42	250,000	263,991 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/38	260,000	275,675 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/40	1,475,000	1,548,303 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, Series 2024	5.250%	6/30/44	245,000	251,972 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/36	250,000	264,008 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/37	1,030,000	1,081,724 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/39	360,000	374,414 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/40	3,155,000	3,266,016 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/41	3,085,000	3,188,526 (d)
John F. Kennedy International Airport Terminal 4 Project	5.000%	12/1/42	1,265,000	1,301,315 (d)
John F. Kennedy International Airport Terminal 4 Project, AG-CR	4.000%	12/1/42	5,000,000	4,628,006 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/36	425,000	442,316 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	5.000%	12/1/37	610,000	632,293 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/38	2,310,000	2,205,858 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/39	2,685,000	2,535,338 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/40	500,000	466,479 (d)
John F. Kennedy International Airport Terminal 4 Project, Series A, Refunding	4.000%	12/1/41	1,380,000	1,279,103 (d)
Oneida Indian Nation of New York, NY:
Series A	8.000%	9/1/40	2,500,000	2,532,838 (c)
Tax Exempt Bonds	6.000%	9/1/43	250,000	268,375 (c)
Suffolk Regional Off-Track Betting Corp., NY, Tax Exempt Revenue:
Series 2024	5.000%	12/1/34	100,000	102,376
Series 2024	5.750%	12/1/44	2,000,000	2,044,013
Total New York				103,757,075
North Carolina — 0.2%
North Carolina State Medical Care Commission, Retirement Facilities First Mortgage Revenue:
Carolina Meadows, Series 2024	5.250%	12/1/49	1,500,000	1,523,651
Penick Village Project, Series B-1	4.750%	9/1/29	405,000	405,855
United Methodist Retirement Homes Project, Series A	5.125%	10/1/45	530,000	552,207
United Methodist Retirement Homes Project, Series A	5.000%	10/1/50	1,000,000	1,001,949
United Methodist Retirement Homes Project, Series B-1	4.250%	10/1/28	350,000	350,180
Total North Carolina				3,833,842
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

North Dakota — 1.0%
Burleigh County, ND, Education Facilities Revenue, University of Mary Project, Series 2016	5.100%	4/15/36	$2,050,000	$2,050,377
Grand Forks, ND, Health Care System Revenue:
Altru Health System, Refunding, AG	3.000%	12/1/46	765,000	572,818
Altru Health System, Series 2021, Refunding	5.000%	12/1/31	1,385,000	1,457,775
Altru Health System, Series 2021, Refunding	5.000%	12/1/33	155,000	161,482
Altru Health System, Series 2021, Refunding	4.000%	12/1/38	2,300,000	2,149,710
Altru Health System, Series 2021, Refunding	4.000%	12/1/41	2,050,000	1,824,419
North Dakota State HFA Revenue:
Home Mortgage Finance Program, Series A	4.500%	7/1/37	1,000,000	1,018,797
Home Mortgage Finance Program, Series C	4.250%	7/1/40	7,000,000	7,010,235
Home Mortgage Finance Program, Series C	4.650%	7/1/44	1,000,000	1,001,829
Home Mortgage Finance Program, Series D	4.500%	7/1/44	2,245,000	2,234,787
Total North Dakota				19,482,229
Ohio — 2.5%
Akron, Bath & Copley, OH, Joint Township Hospital District Revenue:
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/33	550,000	578,984 (j)
Ohio Hospital Facilities, Summa Health Obligated Group, Series 2020, Refunding	4.000%	11/15/34	130,000	136,851 (j)
Columbus, OH, Metropolitan Housing Authority General Revenue:
Canals Edge Project, Series A	5.000%	4/1/35	5,000,000	5,255,564
Orchard Project & The Eden Park Project, Series 2024	4.000%	12/1/34	1,910,000	1,872,081
The Falls Project, Series D	4.000%	11/1/35	2,000,000	1,937,610
Thornton Hall Project, Series F	4.000%	12/1/35	2,000,000	1,943,284
Waldren Woods Project	4.000%	6/1/34	500,000	494,105
Columbus, OH, Metropolitan Housing Authority Affordable Housing Revenue:
Cobblestone Manor Project	4.625%	8/1/42	2,920,000	2,900,114
Country Ridge Apartments Project, Series 2024	4.375%	12/1/41	1,000,000	982,159
Cuyahoga County, OH, Revenue, Independent Living Facilities, Eliza Jennings Senior Health Care Network, Series 2022A, Refunding	5.000%	5/15/32	485,000	491,624
Franklin County, OH, Convention Facilities Authority Hotel Project Revenue, Greater Columbus Convention Center, Series 2019	5.000%	12/1/30	100,000	103,464
Franklin County, OH, Revenue, Health Care Facilities:
Series B	4.000%	7/1/28	225,000	226,181
The Wesley Communities Obligated Group Project, Refunding	5.000%	11/15/30	100,000	102,232
The Wesley Communities Obligated Group Project, Unrefunded	4.000%	7/1/33	200,000	198,776
Hamilton County, OH, Revenue:
Life Enriching Communities Project, Series 2025, Refunding	5.125%	1/1/44	500,000	508,588
Life Enriching Communities Project, Series 2025, Refunding	5.250%	1/1/45	450,000	459,230
Ohio State Air Quality Development Authority Revenue:
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,565,000	3,596,113 (a)(b)(d)
Pratt Paper LLC Project, Series 2017	4.250%	1/15/38	14,920,000	14,662,335 (c)(d)
Ohio State HFA, Residential Mortgage Revenue, Series D, GNMA / FNMA / FHLMC	5.250%	9/1/45	3,500,000	3,700,219
Ohio State HFA Revenue, Middletown Phase 1 Project	8.000%	8/1/34	100,000	104,760
Ohio State Higher Educational Facility Commission Revenue	5.000%	12/1/32	885,000	922,230
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ohio — continued
Ohio State Hospital Facilities Revenue, Premier Health Partners Obligated Group, Series 2020, Refunding	4.000%	11/15/38	$1,280,000	$1,211,046
Ohio State Hospital Revenue:
Premier Health Partners Obligated Group, Refunding	5.000%	11/15/35	1,015,000	1,050,434
Premier Health Partners Obligated Group, Refunding	4.000%	11/15/39	1,335,000	1,257,315
Premier Health Partners Obligated Group, Refunding	4.000%	11/15/40	935,000	863,409
Warren County, OH, Port Authority Revenue, Woodland Lake Development Project	5.000%	12/1/38	1,020,000	1,040,527
West Central Ohio State Port Authority Revenue:
Global Impact Stem Academy Project, Series A	5.000%	12/1/45	575,000	561,189
Reserve At Honey Creek Phase I Project, Step bond (0.000% to 12/1/28 then 5.500%)	0.000%	12/1/32	940,000	822,136
Total Ohio				47,982,560
Oklahoma — 0.1%

Tulsa, OK, Municipal Airport Trust Revenue, American Airlines Inc. Project, Refunding	6.250%	12/1/35	1,155,000	1,310,080 (d)
Oregon — 0.1%

Albany, OR, Hospital Facility Authority Revenue, Mennonite Village Project, Series A	5.250%	5/15/45	1,890,000	1,948,491 (i)
Pennsylvania — 2.9%
Adams County, PA, General Authority Revenue, Brethren Home Community Project, Series A, Refunding	5.000%	6/1/44	2,350,000	2,379,828
Allegheny County, PA, Higher Education Building Authority Revenue, Commonwealth of Pennsylvania University, Robert Morris University	5.000%	10/15/26	15,000	15,189 (h)
Allentown, PA, Commercial & IDA Revenue:
Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/40	2,075,000	2,072,879 (c)
Education Facility Lease, Executive Education Academy Charter School Project, Refunding	5.000%	7/1/45	490,000	466,348 (c)
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
City Center Project, Series 2018	5.000%	5/1/28	100,000	103,483 (c)
City Center Project, Series 2022	5.250%	5/1/42	450,000	460,459 (c)
City Center Project, Series 2025	6.000%	5/1/42	600,000	651,832 (c)
Berks County, PA, Municipal Authority Revenue:
Tower Health Project, Series A-1	8.000%	6/30/34	84,000	85,772
Tower Health Project, Series A-2	6.000%	6/30/34	42,000	44,778
Tower Health Project, Series A-3	5.000%	6/30/39	1,206,000	1,135,620
Tower Health Project, Series B-1, Step bond (0.000% to 11/15/29 then 6.000%)	0.000%	6/30/44	283,000	208,878
Chester County, PA, IDA Revenue, Avon Grove Charter School, Series 2024	5.000%	3/1/27	1,000,000	1,004,934
Cumberland County, PA, Municipal Authority Revenue, Messiah Village Project, Series A, Refunding	5.250%	6/1/44	4,000,000	4,098,135
Franklin County, PA, IDA Revenue, Bond Menno-Haven Inc. Project, Series 2018, Refunding	5.000%	12/1/28	100,000	101,229
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Refunding	5.250%	7/1/41	1,900,000	1,863,024
Montgomery County, PA, HEFA Revenue, Refunding	5.000%	5/1/52	8,920,000	8,923,335
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Northampton County, PA, General Purpose Authority, Hospital Revenue, St. Luke’s University Health Network Project, Series A1, Refunding	5.250%	8/15/53	$5,505,000	$5,576,197
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series B, Refunding	5.250%	6/1/27	1,000,000	1,001,876 (a)(b)
Sewage Sludge Disposal, Philadelphia Biosolids Facility Project, Refunding	4.000%	1/1/31	485,000	495,065
The Pennsylvania Rapid Bridge Replacement Project, Series 2015	4.125%	12/31/38	6,095,000	5,718,586 (d)
University of Pittsburgh, Series A, Refunding	3.375%	11/15/33	150,000	147,490
Pennsylvania State HFA, Single-Family Mortgage Revenue:
Series 152A	4.375%	10/1/43	5,200,000	5,170,720
Series 2024-146A	4.500%	10/1/44	1,500,000	1,491,056
Series 2025-148A	4.625%	10/1/45	1,500,000	1,501,229
Series 2025-149A	4.625%	4/1/37	3,430,000	3,548,111
Pennsylvania State Higher Education Assistance Agency, Revenue	5.000%	6/1/34	1,500,000	1,583,450 (d)
Philadelphia, PA, GO, School District, Series A, BAM-TCRS, State Aid Withholding	4.000%	9/1/46	4,500,000	4,078,692
Philadelphia, PA, IDA Revenue	5.625%	6/15/42	100,000	75,000 *(e)(f)
Philadelphia, PA, Redevelopment Authority Revenue, BAM-TCRS	2.799%	9/1/33	500,000	446,396
Total Pennsylvania				54,449,591
Puerto Rico — 0.7%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,391	9,007
Restructured, Series A-1	5.625%	7/1/27	130,932	133,474
Restructured, Series A-1	5.625%	7/1/29	787,027	831,261
Restructured, Series A-1	5.750%	7/1/31	2,312,058	2,525,482
Restructured, Series A-1	4.000%	7/1/33	1,369,628	1,368,057
Restructured, Series A-1	4.000%	7/1/35	1,694,772	1,671,189
Restructured, Series A-1	4.000%	7/1/37	2,718,422	2,627,286
Restructured, Series A-1	4.000%	7/1/41	748,607	693,624
Subseries CW	0.000%	11/1/43	37,086	24,894 (b)
Puerto Rico Electric Power Authority Revenue:
Refunding, AG	5.250%	7/1/27	170,000	171,189
Refunding, NATL	5.250%	7/1/32	175,000	175,883
Puerto Rico GDB Debt Recovery Authority Revenue	7.500%	8/20/40	1,338,279	1,312,801
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Finance Authority:
Housing Revenue, Refunding	5.000%	7/1/29	140,000	146,154
Housing Revenue, Refunding	5.000%	7/1/30	105,000	110,618
Housing Revenue, Refunding	5.000%	7/1/33	180,000	188,741
Housing Revenue, Refunding	4.000%	7/1/37	100,000	94,261
Housing Revenue, Refunding	4.000%	7/1/39	425,000	390,407
Housing Revenue, Refunding	4.000%	7/1/40	100,000	90,084
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-2	4.329%	7/1/40	175,000	172,664
Total Puerto Rico				12,737,076
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Rhode Island — 0.1%

Rhode Island State Student Loan Authority Revenue, Series A	5.000%	12/1/44	$1,480,000	$1,453,554 (d)
South Carolina — 1.7%
Dorchester County, SC, Special Assessment Revenue, Improvement District Bond, Series 2023	4.500%	10/1/33	415,000	416,244
Goose Creek, SC, Special Assessment Revenue, Carnes Crossroads Improvement District, Series 2025	5.250%	10/1/45	795,000	800,573 (c)
Housing Authority of The City of Charleston, SC, General Revenue, 1800 Ashley West, Series 2025	5.000%	9/1/35	4,380,000	4,604,778
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue:
Subseries A-1	5.250%	8/1/31	3,905,000	4,200,785 (a)(b)
Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.346%	3/1/31	250,000	258,420 (a)(b)
South Carolina State Jobs, EDA Hospital Facilities Revenue:
Novant Health Obligated Group, Series A	4.000%	11/1/42	6,890,000	6,539,689
Novant Health Obligated Group, Series A, AG-CR	4.000%	11/1/42	10,665,000	10,300,128
South Carolina State Jobs-EDA Healthcare Facilities Revenue:
Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.250%	11/15/39	300,000	307,327
Rolling Green Village Project, Series A, Refunding	5.000%	12/1/35	1,000,000	1,030,999
Rolling Green Village Project, Series A, Refunding	5.500%	12/1/45	1,000,000	1,012,781
South Carolina State Jobs-EDA Hospital Facilities Revenue, Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500%	11/15/44	500,000	512,745
South Carolina State Jobs-EDA Revenue:
Bishop Gadsden Episcopal Retirement Community, Series 2025	5.125%	4/1/46	1,250,000	1,251,812
FAH Portfolio - Pelham Apartments, Series B	7.500%	8/1/47	150,000	146,676 (c)
Total South Carolina				31,382,957
South Dakota — 0.3%
South Dakota HEFA Revenue, Avera Health, Series A, Refunding	4.000%	7/1/42	2,890,000	2,745,375
South Dakota State, HDA Revenue:
Homeownership Mortgage Bonds, GNMA / FNMA / FHLMC	4.750%	11/1/40	1,500,000	1,539,573
Homeownership Mortgage Bonds, Refunding, GNMA / FNMA / FHLMC	4.500%	11/1/44	1,500,000	1,492,126
Total South Dakota				5,777,074
Tennessee — 2.1%
Chattanooga, TN, Health Educational and Housing Facility Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/37	500,000	496,448
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/38	1,810,000	1,774,765
Cleveland Housing Authority, TN, MFH Revenue:
Forward Phase 1 Project Subordinate, Series B	6.250%	4/1/41	300,000	299,846 (c)
Forward Phase 1 Project Subordinate, Series B	6.250%	4/1/41	100,000	99,949 (c)
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.250%	7/1/51	3,845,000	3,959,862 (d)
Tennergy Corp., TN, Gas Supply Revenue	5.500%	12/1/30	5,470,000	5,817,099 (a)(b)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
The Tennessee Energy Acquisition Corp. Commodity Project	5.000%	11/1/31	6,300,000	6,664,206 (a)(b)
The Tennessee Energy Acquisition Corp. Gas Project, Refunding	5.000%	12/1/35	19,660,000	20,833,909
Total Tennessee				39,946,084
Texas — 11.7%
Alvarado, TX, Municipal Corp., Special Assessment Revenue, Johnson County, Series 2025	5.750%	9/1/45	555,000	570,883 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Anna, TX, Municipal Corp., Special Assessment Revenue:
Collin County, Series 2022	5.000%	9/1/28	$524,000	$533,159 (c)
Collin County, Sherley Tract Public Improvement, District No 2 Improvement Area One	5.625%	9/15/45	705,000	724,033 (c)
Crystal Park Public Improvement, District No 2, Series 2025	4.500%	9/15/35	302,000	300,221 (c)
Hurricane Creek Public District, Improvement Area Three	5.625%	9/1/46	1,000,000	1,003,376 (c)(i)
Meadow Vista Public Improvement, District Improvement Area One	4.875%	9/15/31	270,000	273,424 (c)
Woods at Lindsey Place Public Improvement District, Series 2025	5.200%	9/15/45	331,000	332,982
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Series 2024	4.500%	6/15/44	830,000	767,241 (c)
Basis Texas Charter Schools Inc., Series 2025, Refunding	5.625%	6/15/45	1,000,000	1,021,149 (c)
Aubrey, TX, Special Assessment Revenue, Aubrey Public Improvement, District No 1, Series 2023	5.875%	9/1/43	100,000	102,007 (c)
Austin, TX, Municipal Corp., Special Assessment Revenue:
Travis Williamson & Hays Counties, Whisper Valley Public Improvement District, Improvement Area Two Project	4.750%	11/1/29	120,000	121,036 (c)
Whisper Valley Public Improvement, District Project, Series 2022	5.375%	11/1/42	156,000	159,927 (c)
Balch Springs, TX, Special Assessment Revenue, Series 2025	5.625%	9/15/45	714,000	736,450 (c)
Bastrop County, TX, Special Assessment Revenue:
Double Eagle Ranch Public Improvement, District Improvement Area Two, Series 2024	4.500%	9/1/31	220,000	224,404
Double Eagle Ranch Public Improvement, District Improvement Area Two, Series 2024	5.250%	9/1/44	500,000	512,325
Bastrop, TX, Municipal Corp., Special Assessment Revenue, Series 2025	5.375%	9/1/45	620,000	627,039 (c)
Blue Ridge, TX, Special Assessment Revenue, Series 2025	5.625%	9/15/45	511,000	524,520 (c)
Boyd, TX, Municipal Corp., Special Assessment Revenue:
Public Improvement, District No 1, Improvement Area One, Series 2024	4.250%	9/15/30	107,000	108,127 (c)
Public Improvement, District No 1, Improvement Area One, Series 2024	5.125%	9/15/43	690,000	696,812 (c)
Series 2025	5.625%	9/15/45	171,000	176,163 (c)
Cedar, TX, Port Navigation and Improvement District, GO:
Unlimited Tax, Series 2023	4.000%	9/1/37	500,000	501,219
Unlimited Tax, Series 2023	4.000%	9/1/38	1,000,000	994,187
Unlimited Tax, Series A	4.500%	3/1/40	1,010,000	1,023,185
Unlimited Tax, Series A	4.625%	3/1/43	760,000	765,882
Unlimited Tax, Series A	4.625%	3/1/44	760,000	762,800
Celina, TX, Municipal Corp., Special Assessment Revenue:
Collin & Denton Counties, Celina Hills Public Improvement District Project, Series 2022	4.375%	9/1/27	25,000	24,966 (c)
Collin & Denton Counties, Celina Hills Public Improvement District Project, Series 2022	4.500%	9/1/30	100,000	100,600 (c)
Collin & Denton Counties, Chalk Hills Public Improvement District No 2, Series 2023	5.000%	9/1/30	185,000	188,427 (c)
Collin & Denton Counties, Mosaic Public Improvement District, Improvement Area Two, Series 2024	4.500%	9/1/31	250,000	252,646 (c)
Cross Creek Meadows Public Improvement District, Improvement Area One, Series 2023	5.375%	9/1/43	1,624,000	1,654,124 (c)
Edgewood Creek Public Improvement District Phase 1 Project, Series 2021	3.750%	9/1/31	180,000	173,510 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Edgewood Creek Public Improvement District Phase 2 - 3, Series 2021	5.250%	9/1/41	$320,000	$320,197 (c)
Mosaic Public Improvement District, Phase 1 Project, Series 2023	5.125%	9/1/43	1,225,000	1,241,076 (c)
North Sky Public Improvement District, Improvement Area OneB Project, Series 2024	5.000%	9/1/44	889,000	858,012
Parvin Public Improvement District Project, Series 2023	6.500%	9/1/43	103,000	104,435 (c)
Series 2020	3.250%	9/1/30	180,000	172,849 (c)
Series 2020	3.625%	9/1/30	100,000	95,657 (c)
Celina, TX, Special Assessment Revenue:
Parks at Wilson Creek, Series 2021	3.250%	9/1/31	110,000	103,266 (c)
Sutton Fields II Public Improvement District, Neighborhood Improvement Area Five Project, Series 2022	2.875%	9/1/27	25,000	24,440 (c)
The Lake at Mustang Ranch Public Improvement District, Phases 8-9 Project, Series 2025	5.500%	9/1/45	895,000	900,821 (c)
Club Municipal Management District No 1, TX, Special Assessment Revenue, Improvement Area Two	5.100%	9/1/44	326,000	327,786 (c)
Corpus Christi, TX, Special Assessment Revenue, Whitecap Public Improvement District No 1, Improvement Area One, Series 2024	5.375%	9/15/31	149,000	153,843
Crandall, TX, Municipal Corp., Special Assessment Revenue:
Arbors Public Improvement, District Improvement Area One Project, Series 2025	5.250%	9/15/45	561,000	559,492 (c)
River Ridge Public Improvement District, Improvement Area Two Project, Series 2025	5.250%	9/15/45	700,000	698,119 (c)
Crandall, TX, Special Assessment Revenue, Cartwright Ranch Public Improvement District, Series 2021	4.750%	9/15/31	100,000	100,450 (c)
Dayton, TX, Special Assessment Revenue, Dayton Public Improvement, District No 5, Improvement Area One, Series 2025	5.250%	9/1/45	1,000,000	1,002,519 (c)
Decatur, TX, Municipal Corp., Special Assessment Revenue, Wise County, Series 2025	4.750%	9/15/35	400,000	404,362 (c)
Denton County, TX, Special Assessment Revenue:
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875%	12/31/45	375,000	383,724 (c)
Green Meadows Public Improvement District, Improvement Area One Project, Series 2025	5.375%	12/31/45	520,000	532,388 (c)
Tabor Ranch Public Improvement District, Improvement District Area One Project, Series A	5.250%	12/31/44	250,000	251,713 (c)
Dripping Springs, TX, Municipal Corp., Special Assessment Revenue:
Heritage Public Improvement District, Improvement Area Three Project, Series 2025	5.375%	9/1/45	1,019,000	1,021,243
Heritage Public Improvement District, Improvement Area Two Project, Series 2025	5.000%	9/1/44	646,000	644,561 (c)
East Montgomery County, TX, GO, Municipal Utility District No 5, Special Assessment Bonds, Series 2023, BAM	4.000%	12/1/39	1,140,000	1,118,467
El Paso County, TX, GO:
Hospital District, Series 2024, Refunding, AG	5.000%	8/15/43	5,180,000	5,451,621
Hospital District, Series 2025, AG	5.500%	2/15/50	16,250,000	17,084,795
Ennis, TX, Municipal Corp., Special Assessment Revenue, Prairieview Public Improvement District, Improvement Area One & Two Project, Series 2025	5.250%	9/15/45	210,000	209,689 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
EP Cimarron Ventanas, TX, PFC Residential Development Revenue, Lifestyles at Los Paseos & Lifestyles on the Reserve Project	4.125%	12/1/39	$3,300,000	$3,213,400
EP Forty 649, TX, PFC Residential Development Revenue, Home Essential Function, Series 2026	4.000%	1/1/37	850,000	810,409
EP LA Privada, TX, PFC Residential Development Revenue, Home Essential Function, La Privada Apartments Project, Series 2025	4.500%	6/1/40	4,915,000	4,899,972
EP Royal Estates, TX, PFC Residential Development Revenue:
Home Essential Function, El Paso Royal Apartments Project, Series 2024	4.250%	12/1/34	3,120,000	3,061,580
Home Essential Function, El Paso Royal Apartments Project, Series 2024	4.250%	10/1/39	2,050,000	2,030,566
Fate, TX, Municipal Corp., Special Assessment Revenue:
Rockwall County, Williamsburg Public Improvement, District No 1, Series 2023	5.125%	8/15/43	718,000	733,805 (c)
Williamsburg East Public Improvement, District Area One, Series 2020	3.375%	8/15/30	145,000	138,639 (c)
Williamsburg East Public Improvement, Series 2020	4.625%	8/15/40	158,000	149,279 (c)
Fort Bend County, TX, GO, Municipal Utility District No 134:
Series 2025, BAM	4.375%	9/1/41	690,000	688,556
Series 2025, BAM	4.250%	9/1/43	1,485,000	1,434,694
Fort Bend County, TX, GO, Municipal Utility District No 229:
Series 2025, BAM	4.000%	9/1/42	1,500,000	1,429,468
Series 2025, BAM	4.250%	9/1/44	1,660,000	1,590,946
Fulshear, TX, GO, Municipal Utility District No 3A, Series 2023, AG	4.250%	9/1/41	1,005,000	993,371
FW Chaparral, TX, PFC Residential Development Revenue, Ranch Project, Series 2025	5.000%	10/1/35	3,000,000	3,155,819
FW Ramble, TX, Public Facility Corp., Residential Development Revenue, Ramble & Rose Project, Series 2025	4.000%	10/1/35	6,360,000	6,148,772
FW Texas Street PFC Residential Development Revenue, River District Project, Series 2025	5.000%	5/1/38	3,210,000	3,377,629
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/32	1,000,000	1,068,184 (d)
First Lien, Series A	5.000%	8/1/33	1,000,000	1,070,665 (d)
First Lien, Series A	5.000%	8/1/34	965,000	1,028,114 (d)
First Lien, Series A	5.500%	8/1/40	500,000	533,916 (d)
First Lien, Series A	5.500%	8/1/41	1,400,000	1,487,212 (d)
First Lien, Series A	5.500%	8/1/43	295,000	310,194 (d)
Georgetown, TX, Special Assessment Revenue, Parks at Westhaven Public Improvement District, Series 2022	4.125%	9/15/42	1,250,000	1,204,884 (c)
Harris County, TX, GO, Municipal Utility District No 171:
Series 2023, AG	6.750%	12/1/26	1,015,000	1,039,024
Series 2023, AG	4.750%	12/1/40	1,215,000	1,239,656
Series 2024, BAM	4.000%	12/1/40	970,000	942,190
Series 2025, AG	4.125%	12/1/40	750,000	738,641
Series 2025, AG	4.125%	12/1/41	1,405,000	1,370,473
Harris County, TX, GO, Municipal Utility District No 200, Series 2026, BAM	4.250%	4/1/43	950,000	939,318
Harris County, TX, GO, Municipal Utility District No 490:
Series 2024, AG	4.000%	9/1/40	805,000	782,199
Series 2025, BAM	4.375%	3/1/41	1,465,000	1,468,279
Series 2025, BAM	4.500%	3/1/42	1,540,000	1,550,482
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Series 2025, BAM	4.500%	3/1/44	$1,690,000	$1,681,767
Harris County, TX, GO, Municipal Utility District No 502, Series 2023, BAM	4.750%	9/1/37	1,060,000	1,090,625
Harris County, TX, GO, Municipal Utility District No 540:
Series 2022	5.000%	9/1/39	315,000	312,197
Series 2022	5.375%	9/1/45	440,000	424,211
Harris County, TX, GO, Municipal Utility District No 576:
Series 2025, BAM	4.250%	3/1/40	205,000	205,072
Series 2025, BAM	4.375%	3/1/41	570,000	570,096
Series 2025, BAM	4.375%	3/1/42	655,000	652,557
Series 2025, BAM	4.375%	3/1/43	690,000	676,858
Harris County, TX, Toll Road Revenue, Series A, Refunding	5.000%	8/15/44	3,260,000	3,478,095
Harris-Waller Counties, TX, GO, Municipal Utility District No 4:
Series 2022	5.000%	11/1/32	50,000	52,543
Series 2022	5.000%	11/1/34	345,000	360,087
Series 2022	5.000%	11/1/36	645,000	668,638
Series 2022	5.000%	11/1/38	275,000	282,889
Series 2022	5.250%	11/1/41	410,000	421,309
Series 2022	5.500%	11/1/44	1,250,000	1,284,546
Hays County, TX, Special Assessment Revenue:
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	4.750%	9/15/27	268,000	270,788 (c)
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	4.875%	9/15/32	560,000	584,118 (c)
La Cima Public Improvement District, Neighborhood Improvement Area Three Project, Series 2022	5.500%	9/15/42	975,000	1,009,288 (c)
La Cima Public Improvement District, Neighborhood Improvement Areas One & Two Project, Series 2020	3.250%	9/15/30	150,000	141,345 (c)
Horseshoe Bay, TX, Special Assessment Revenue, Public Improvement District, Series 2020, Refunding	3.000%	10/1/30	137,000	128,421
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	3,670,000	3,826,694 (d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/39	6,180,000	6,407,518 (d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B, Refunding	5.500%	7/15/38	1,750,000	1,817,188 (d)
Houston, TX, Airport System Special Facilities Revenue:
United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/36	155,000	163,496 (d)
United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/37	500,000	523,842 (d)
Hutto, TX, Municipal Corp., Special Assessment Revenue:
Cottonwood Creek Public Improvement, District Improvement Area Two, Series 2025	5.125%	9/1/45	1,407,000	1,396,195 (c)
Emory Crossing Public Improvement, District Improvement Area Two, Series 2023	4.500%	9/1/30	264,000	267,775 (c)
Justin, TX, Special Assessment Revenue, Timberbrook Public Improvement District No 2, Improvement Area One	4.500%	9/1/31	153,000	155,179 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Kaufman, TX, Special Assessment Revenue, Kaufman Public Improvement District Project, Series 2022	5.625%	9/15/42	$142,000	$144,492 (c)
Kyle, TX, Municipal Corp., Special Assessment Revenue:
Kyle Fifty Seven Public Improvement District, Series 2022	4.750%	9/1/32	133,000	136,586
Limestone Creek Public Improvement, District Improvement Area One B Project, Series 2024	5.500%	9/1/44	1,100,000	1,117,449 (c)
Limestone Creek Public Improvement, District Improvement Area One Project, Series 2023	5.500%	9/1/43	678,000	694,498 (c)
Plum Creek North Public Improvement, District Improvement Area Two Project, Series 2024	5.000%	9/1/44	524,000	527,168 (c)
Plum Creek North Public Improvement, District Major Improvement Area Project, Series 2022	4.375%	9/1/32	440,000	438,388 (c)
Plum Creek North Public Improvement, District Major Improvement Area Project, Series 2022	4.625%	9/1/41	1,092,000	1,057,917 (c)
Six Creeks Public Improvement, District Improvement Area Five Project, Series 2025	4.500%	9/1/35	366,000	366,792 (c)
Six Creeks Public Improvement, District Improvement Area Four Project, Series 2023	4.375%	9/1/28	323,000	325,869 (c)
Six Creeks Public Improvement, District Improvement Area Four Project, Series 2023	4.500%	9/1/33	650,000	660,007 (c)
Southwest Kyle Public Improvement, District No 1, Improvement Area Two Project, Series 2023	5.750%	9/1/30	100,000	103,788 (c)
Lago Vista, TX, Municipal Corp., Special Assessment Revenue:
Tessera on Lake Travis Public Improvement, District Improvement Area One Project, Series 2020, Refunding	3.125%	9/1/30	130,000	123,483
Tessera on Lake Travis Public Improvement, District Major Improvement Area Project, Series A, Refunding	5.000%	9/1/30	90,000	85,925 (c)
Lakes Fresh Water Supply District of Denton County, TX, GO, Utility Bonds, BAM	4.375%	9/1/42	1,350,000	1,352,924
Lavon, TX, Municipal Corp., Special Assessment Revenue:
Elevon Public Improvement, District Improvement Area One Project, Series 2024	5.000%	9/15/44	500,000	490,937 (c)
Elevon Public Improvement, District Improvement Areas Three & Five, Series 2025	5.375%	9/15/45	500,000	501,197
Lakepointe Public Improvement, District Improvement Areas Two & Three Project, Series 2022	5.250%	9/15/28	423,000	431,409 (c)
Lakepointe Public Improvement, District Improvement Areas Two & Three Project, Series 2022	5.875%	9/15/42	655,000	697,039 (c)
Trails of Lavon Public Improvement District Projects	5.750%	9/15/45	300,000	310,044 (c)
Leander, TX, Special Assessment Revenue, Oak Creek Public Improvement District, Series 2020, Refunding	3.250%	9/1/32	100,000	93,359
Liberty Hill, TX, Special Assessment Revenue, Summerlyn West Public Improvement District, Series 2020	3.125%	9/1/30	75,000	71,067 (c)
Lowry Crossing, TX, Municipal Corp., Special Assessment Revenue:
Lowry Trails Public Improvement, District Improvement Area One Project, Series 2025	5.250%	9/15/45	409,000	409,688 (c)
Simpson Road Public Improvement District Projects, Series 2025	5.750%	9/15/45	1,000,000	1,029,124 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Manor, TX, Municipal Corp., Special Assessment Revenue:
Entradaglen Public Improvement, District Improvement Area One Project, Series 2025	6.000%	9/15/36	$409,000	$421,582 (c)
Lagos Public Improvement, District Improvement Area One Project, Series 2025	5.750%	9/15/45	839,000	864,755 (c)
Manor Heights Public Improvement, District Improvement Area Three Project, Series 2023	5.250%	9/15/43	200,000	203,349 (c)
Marble Falls, TX, Special Assessment Revenue, Series 2024	6.375%	9/1/44	1,004,000	989,685 (c)
Matagorda County, TX, Navigation District No 1, Revenue, Houston LT & Power Co., Refunding, AMBAC	5.125%	11/1/28	1,115,000	1,163,412 (d)
Mclendon-Chisholm, TX, Special Assessment Revenue, Series 2022	5.375%	9/15/32	155,000	162,915 (c)
Mesquite, TX, Special Assessment Revenue:
Heartland Town Center Public Improvement, District Phase 2, Series 2023	4.000%	9/1/30	85,000	85,130 (c)
Solterra Public Improvement, District Improvement Area A-1 Projects, Series 2023	5.500%	9/1/43	1,521,000	1,573,189 (c)
Solterra Public Improvement, District Improvement Area C-1 Projects, Series 2023	5.375%	9/1/43	102,000	104,589 (c)
Solterra Public Improvement, District Improvement Area C-3 Projects, Series 2024	5.000%	9/1/44	506,000	503,669 (c)
Solterra Public Improvement, District Improvement Area C-4 Project, Series 2025	5.250%	9/1/45	730,000	725,760
Mission, TX, EDC:
Permian Basin Water Resources Project, Green Bonds	6.750%	8/15/45	1,827,000	1,874,791 (c)(d)
Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	3,000,000	3,112,617 (a)(b)(d)
Montgomery County, TX, Special Assessment Revenue:
Retirement Life Communities Inc., Series A	4.500%	9/15/32	475,000	480,771
Retirement Life Communities Inc., Series A	5.125%	9/15/45	675,000	673,580
Mustang Ridge, TX, Special Assessment Revenue, Series 2025	5.875%	9/1/45	705,000	729,215 (c)
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Wesleyan Homes Inc. Project, Refunding	4.000%	1/1/29	50,000	50,385
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue:
CHF Collegiate Housing College Station I LLC - Texas A&M University Project, Series A	5.000%	4/1/29	85,000	85,018
CHF Collegiate Housing Corpus Christi II LLC - Texas A&M University Corpus Christi Project	5.000%	4/1/31	30,000	30,000 (j)
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/30	170,000	167,457
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/35	145,000	141,920
NCCD College Station Properties LLC - Texas A&M University Project, Series A	5.000%	7/1/47	135,000	126,980
North Parkway Municipal Management District No 1, TX, Special Assessment Revenue:
Legacy Hills Public Improvement, District Phase 1A & 1B Improvements, Series 2021	3.625%	9/15/31	50,000	48,919 (c)
Major Improvement Project, Series 2021	4.250%	9/15/31	152,000	149,740 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Northlake Municipal Management District No 1, TX, GO, Unlimited Tax Road Bonds, BAM	5.000%	3/1/40	$925,000	$951,181
Northwood Municipal Utility District No 1, TX, GO, Unlimited Tax, Refunding	4.000%	8/1/31	400,000	399,856 (c)
Oak Point, TX, Special Assessment Revenue, Chaparral Park Public Improvement, District Improvement Area One Project, Series 2024	4.250%	9/15/31	409,000	406,427 (c)
Pilot Point, TX, Special Assessment Revenue:
Creekview Public Improvement, District Zone A, Improvement Area One Project, Series 2022	5.250%	9/15/32	150,000	154,559 (c)
Creekview Public Improvement, District Zone A, Improvement Area One Project, Series 2022	5.750%	9/15/32	144,000	148,918 (c)
Port Arthur, TX, Housing Authority Revenue, Willow Lakes Project, Subordinate Bonds, Series A	7.500%	10/1/36	2,000,000	1,942,298 (c)
Princeton, TX, Municipal Corp., Special Assessment Revenue:
Eastridge Public Improvement, District Improvement Area One Project, Series 2022	5.125%	9/1/42	850,000	864,787 (c)
Eastridge Public Improvement, District Improvement Area One Project, Series 2025	5.250%	9/1/45	300,000	300,939 (c)
Southridge Public Improvement, District Improvement Area Four Project, Series 2025	5.250%	9/1/45	563,000	556,369
Southridge Public Improvement, District Improvement Area One Project, Series 2023	5.500%	9/1/30	54,000	55,964 (c)
Southridge Public Improvement, District Improvement Area Three Project, Series 2025	5.750%	9/1/45	854,000	882,672 (c)
Southridge Public Improvement, District Improvement Area Two Project, Series 2024	5.250%	9/1/44	1,261,000	1,269,896 (c)
Westridge Public Improvement, District Improvement Area One Project, Series 2025	5.375%	9/1/45	544,000	549,176 (c)
Whitewing Public Improvement, District No 2 Phase 2 Project, Series 2023	4.250%	9/1/30	99,000	99,174 (c)
Winchester Crossing Public Improvement, District No 3 Project, Series 2024	4.375%	9/1/31	290,000	290,634 (c)
Winchester Public Improvement, District No 2 Project, Series 2022	5.125%	9/1/42	1,511,000	1,526,923 (c)
Winchester Public Improvement, District No 3 Project, Series 2024	5.125%	9/1/44	1,250,000	1,242,092 (c)
Winchester Public Improvement, District Phase 1 & 2 Project, Series 2020	3.250%	9/1/30	100,000	95,290 (c)
Winchester Public Improvement, District Phase 3 & 4 Project, Series 2021	2.875%	9/1/31	100,000	91,778 (c)
Windmore Public Improvement, District Improvement Area One Project, Series 2024	5.125%	9/1/44	821,000	822,149 (c)
Windmore Public Improvement, District Improvement Area Two Project, Series 2025	5.750%	9/1/45	811,000	835,128 (c)
Royse City, TX, Municipal Corp., Special Assessment Revenue:
Clearview Ranch Public Improvement, District North Zone Improvement Area One Project, Series 2025	5.750%	9/15/45	605,000	619,252 (c)
Clearview Ranch Public Improvement, District South Zone Improvement Area One Project, Series 2024	5.250%	9/15/44	457,000	453,618 (c)
Creekshaw Public Improvement, District Major Improvement Area Project, Series 2020	4.875%	9/15/40	375,000	364,883 (c)
Liberty Crossing Public Improvement, District Improvement Area Two Project, Series 2024	5.375%	9/15/44	685,000	687,270 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Sachse, TX, Municipal Corp., Special Assessment Revenue:
Sachse Public Improvement, District No 1, Improvement Areas One Project, Series 2022	5.000%	9/15/28	$173,000	$176,988 (c)
Sachse Public Improvement, District No 1 Improvement Area One Project, Series 2022	5.625%	9/15/42	460,000	490,296 (c)
Sachse, TX, Special Assessment Revenue:
Sachse Public Improvement, District No 1, Improvement Areas Two & Three Project, Series 2022	6.000%	9/15/28	100,000	103,349 (c)
Sachse Public Improvement, District No 1, Improvement Areas Two & Three Project, Series 2022	6.875%	9/15/42	310,000	341,546 (c)
Seagoville, TX, Special Assessment Revenue, Stonehaven Public Improvement, District Improvement Area One	5.750%	9/15/45	650,000	667,319 (c)
Sienna, TX, Municipal Utility District No 6, TX, GO:
Series 2024, BAM	4.125%	9/1/41	1,105,000	1,076,821
Series 2024, BAM	4.125%	9/1/42	1,030,000	996,501
South Manvel Development Authority, TX, Tax Increment Revenue:
Series 2023	5.000%	4/1/38	800,000	815,909
Series 2026, AG	4.000%	4/1/41	850,000	805,553
Southeast Regional Management District, TX, GO, Unlimited Tax Road Bonds, Refunding, AG	4.000%	4/1/43	500,000	472,705
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Health Project, Series E, Refunding	5.000%	11/15/43	2,000,000	2,152,696
Texas State Department of Housing & Community Affairs, GNMA - Collateralized, Series B	4.650%	7/1/40	995,000	1,015,388
Texas State Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue:
Series 2021, Refunding	5.000%	12/15/32	5,220,000	5,589,243
Series 2024	5.000%	1/1/34	3,750,000	3,986,187 (a)(b)
Series 2025	5.000%	1/1/36	13,670,000	14,526,328
Series B	5.500%	1/1/34	5,595,000	6,112,121 (a)(b)
Tomball, TX, Municipal Corp., Special Assessment Revenue:
Raburn Reserve Public Improvement, District Improvement Area One, Series 2020	3.375%	9/15/30	100,000	96,284 (c)
Raburn Reserve Public Improvement, District Improvement Area Two, Series 2023	4.875%	9/15/33	145,000	148,809 (c)
Winfrey Estates Public Improvement District, Series 2025	5.750%	9/15/45	415,000	431,753 (c)
Town of Providence Village, TX, Municipal Corp., Special Assessment Revenue:
Foree Ranch Public Improvement, District Improvement Area One Project, Series 2024	4.375%	9/1/31	231,000	231,829 (c)
Foree Ranch Public Improvement, District Improvement Area One Project, Series 2024	5.000%	9/1/44	445,000	441,895 (c)
Town of Providence Village, TX, Special Assessment Revenue, Foree Ranch Public Improvement, District Improvement Area Two Project, Series 2025	5.350%	9/1/45	775,000	774,233 (c)
Travis County Development Authority, TX, Contract Assessment Revenue, Turner’s Crossing Public Improvement, District Improvement Area One Commercial Lot 98 & Improvement Area Two Project, Series 2025	5.000%	9/1/44	285,000	285,945
Travis County, TX, Municipal Utility District No 19, GO, Series 2025, AG	4.125%	9/1/41	900,000	877,049
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Travis County, TX, Municipal Utility District No 22, GO:
Series A	5.750%	9/1/38	$565,000	$577,214
Series B	6.000%	9/1/42	595,000	607,048
Uhland, TX, Special Assessment Revenue:
Anderson Park Public Improvement, District Improvement Area One Project, Series 2024	5.125%	9/1/44	710,000	706,342 (c)
Watermill Public Improvement District, Series 2022	5.750%	9/1/27	129,000	131,282 (c)
Viridian, TX, Municipal Management District, Special Assessment Revenue, Series 2020	2.875%	12/1/30	100,000	93,170
Walden Pond, TX, Fresh Water Supply District, GO:
Unlimited Tax Road Bonds	6.000%	9/1/32	195,000	203,225
Unlimited Tax Road Bonds	6.250%	9/1/47	420,000	422,558
Westpointe Special Improvement District, TX, GO:
Limited Ad Valorem Tax Bonds, Series 2025, AG	5.000%	8/15/40	350,000	365,222
Limited Ad Valorem Tax Bonds, Series 2025, AG	5.000%	8/15/45	350,000	358,347
Limited Ad Valorem Tax Road Bonds, BAM	5.000%	8/15/41	550,000	574,902
Westside, Special Improvement District No 211, TX, GO:
Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025, BAM	5.000%	8/15/40	400,000	409,625
Limited Ad Valorem Tax and Subordinate Lien Sales and Use Tax Road Bonds, Series 2025, BAM	5.000%	8/15/45	500,000	504,104
Wharton, TX, Special Assessment Revenue, Wharton Public Improvement District No 2, Series 2025	5.750%	9/15/45	225,000	230,995 (c)
Williamson County, TX, Municipal Utility District No 26, GO:
Series 2025, BAM	4.000%	8/15/41	810,000	776,467
Series 2025, BAM	4.250%	8/15/42	855,000	838,006
Series 2025, BAM	4.250%	8/15/43	900,000	872,080
Total Texas				220,743,167
U.S. Virgin Islands — 0.0%††

U.S. Virgin Islands Matching Fund Special Purpose Securitization Corp. Revenue, Series A, Refunding	5.000%	10/1/30	810,000	836,881
Utah — 0.5%
Mida Mountain Village, UT, Public Infrastructure District, Tax Increment Revenue	5.125%	6/15/54	2,000,000	1,949,106 (c)
Military Installation Development Authority, UT, Tax Allocation Revenue, Series A-2	4.000%	6/1/36	250,000	239,266
Utah State Charter School Finance Authority, Charter School Revenue:
Wallace Stegner Academy, Series A	5.250%	6/15/32	230,000	235,125 (c)
Wallace Stegner Academy, Series A	5.625%	6/15/42	500,000	503,092 (c)
Utah State Infrastructure Agency, Tax-Exempt Telecommunications Revenue:
Series 2021	4.000%	10/15/41	500,000	457,123
Series 2022	5.000%	10/15/32	500,000	530,380
Series 2022	5.000%	10/15/37	100,000	103,350
Series 2022	5.000%	10/15/46	100,000	98,402
Series 2023	6.000%	10/15/47	100,000	107,273
Series 2025	5.250%	10/15/40	1,335,000	1,390,525
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — continued
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2021	4.000%	10/15/36	$1,345,000	$1,288,569
Series 2021	4.000%	10/15/38	1,500,000	1,415,792
Series 2024	5.250%	10/15/39	565,000	595,283
Series 2024	5.500%	10/15/44	160,000	166,259
Total Utah				9,079,545
Virginia — 0.6%
Peninsula Town Center, VA, Community Development District, Special Assessment Revenue, Refunding	4.500%	9/1/28	100,000	100,777 (c)
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster-Canterbury On Chesapeake Bay	5.750%	9/1/30	1,000,000	1,006,616
Virginia State College Building Authority Revenue, Regent University Project	6.000%	6/1/50	1,900,000	1,981,797
Virginia State HDA Revenue, Rental Housing Bonds	4.500%	10/1/40	750,000	752,871
Virginia State Small Business Financing Authority Revenue:
Residential Care Facilities, Lifespire of Virginia, Series A, Refunding	4.500%	12/1/44	3,290,000	3,249,950
The Obligated Group of National Senior Campuses Inc., Refunding	4.000%	1/1/36	4,185,000	4,251,148
Total Virginia				11,343,159
Washington — 1.6%
Energy Northwest, WA, Columbia Generating Station, Electric Revenue, Series A, Refunding	4.000%	7/1/42	5,470,000	5,474,252
Jefferson County, WA, Hospital Revenue, Public Hospital District, Refunding	5.750%	12/1/33	460,000	463,888
King County, WA, Housing Authority Revenue:
Birch Creek Apartments Project, County GTD	5.500%	5/1/38	1,000,000	1,001,844
Refunding	5.375%	7/1/45	1,000,000	1,045,564
Skagit County, WA, Public Hospital District Revenue, Refunding	5.000%	12/1/29	100,000	100,874
Spokane County, IA, Washington Airport Revenue, Series B	5.250%	1/1/41	1,600,000	1,697,829 (d)
Vancouver, WA, Housing Authority Revenue:
Cascara Project, Series A	4.250%	12/1/42	1,660,000	1,633,602
Cascara Project, Series A	5.000%	12/1/42	1,500,000	1,603,781
Cougar Creek Project, Series A	4.500%	10/1/42	1,250,000	1,254,043
Fishers Mill and Willow Creek Projects, Series 2025	5.000%	8/1/40	1,000,000	1,017,370
Fourth Plain Commons, Series 2025, Refunding	4.125%	12/1/39	3,255,000	3,136,047
Jens Pointe Project, Series 2025	4.250%	2/1/38	3,000,000	3,020,780
Navalia and Alena Projects, Series 2024	4.000%	8/1/34	1,000,000	984,667
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	3.000%	12/1/34	125,000	116,523 (c)
Washington State HFC Revenue:
Blakeley and Laurel Villages Portfolio, BAM	5.000%	7/1/45	1,000,000	1,017,279 (c)
Bonds for Emerald Heights Project, Refunding	5.000%	7/1/38	2,165,000	2,248,911
Bonds for Emerald Heights Project, Refunding	5.000%	7/1/43	1,060,000	1,076,320
Eliseo Project, Refunding	4.000%	1/1/31	100,000	95,676 (c)
Madison at River’s Edge Project	3.650%	1/1/37	100,000	85,948 (c)
Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects	5.000%	1/1/34	100,000	102,346 (c)
Rockwood Retirement Communities Project	5.000%	1/1/32	100,000	101,518 (c)
Seattle Academy of Arts and Sciences Project, Series 2023, Refunding	5.625%	7/1/38	430,000	461,554 (c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Seattle Academy of Arts and Sciences Project, Series 2023, Refunding	5.875%	7/1/43	$500,000	$529,668 (c)
Whatcom County, WA, Public Utility District, GO:
Private Activity, BAM	5.250%	12/1/36	800,000	869,606 (d)
Private Activity, BAM	5.250%	12/1/39	1,240,000	1,325,787 (d)
Total Washington				30,465,677
West Virginia — 0.3%
Ohio County, WV, Tax Increment Revenue, The Highlands Project, Series 2024, Refunding	5.250%	6/1/44	2,750,000	2,804,761
West Virginia State Hospital Finance Authority, Hospital Revenue, Series A	4.250%	6/1/47	2,095,000	1,949,025
Total West Virginia				4,753,786
Wisconsin — 1.8%
Public Finance Authority, WI, Revenue:
Affordable Housing Preservation Corp., Series A-1, Refunding	5.375%	12/1/36	900,000	928,415
Affordable Housing Preservation Corp., Series A-2, Refunding Step bond (0.000% to 12/1/38 then 6.375%)	0.000%	12/1/45	235,500	115,368
Aggie Apartment Life Holding Corp. II LLC Project, Series A	5.000%	6/1/39	960,000	995,630
Aggie Apartment Life Holding Corporation II LLC Project, Series A	5.000%	6/1/44	1,015,000	1,022,407
Bluehub Loan Fund Issue, Green Bonds, Series B	5.250%	7/1/44	1,000,000	1,054,937
Coral Academy of Science Las Vegas, Series A	5.000%	7/1/45	1,805,000	1,745,114
Coral Academy of Science Reno, Series A	5.375%	6/1/37	670,000	670,206 (c)
Eno River Academy Project, Series A	5.000%	6/15/40	815,000	813,465 (c)
Estancia Valley Classical Academy, Series A, Refunding	4.000%	7/1/31	95,000	89,803 (c)
Foundation Academy Charter School Project, Series 2024	5.000%	7/1/35	700,000	729,302 (c)
Foundation Academy Charter School Project, Series 2024	4.750%	7/1/45	3,100,000	2,859,991 (c)
Friends Homes, Series 2019, Refunding	4.000%	9/1/29	85,000	85,833 (c)
KSU Bixby Real Estate Foundation LLC Project, Series A	5.250%	6/15/45	500,000	508,878
KSU Bixby Real Estate Foundation LLC Project, Series B	5.250%	6/15/45	275,000	275,458
Multi-Family Affordable Housing Certificates, Series 1	6.810%	4/28/36	500,000	512,916 (c)
Multi-Family Affordable Housing Certificates, Series 2023-1	7.125%	7/25/34	380,000	393,778 (c)
National Senior Communities Inc. Obligated Group, Series 2022	4.000%	1/1/42	1,375,000	1,294,124
North East Carolina Preparatory School Project, Series A, Refunding	4.250%	6/15/34	800,000	802,925
Ocean Academy Charter School Project, Series 2021	4.000%	10/15/31	565,000	545,166 (c)
Patriot Services Group Portfolio Restructuring, Series B	0.000%	12/1/35	950,000	548,066 (c)
Patriot Services Group, Portfolio Restructuring, Series A-1, Refunding	4.500%	12/1/31	500,000	503,250 (c)
Retirement Facilities First Mortgage, Whitestone, Series A	5.250%	3/1/45	750,000	722,415 (c)
Signature Preparatory, Series A	5.000%	6/15/31	690,000	695,650 (c)
Tree House Apartments Project, Series B	6.625%	2/1/46	275,000	227,534 (c)
Triad Educational Services Inc., Series 2022	5.000%	6/15/42	145,000	141,127
Triad Educational Services Inc., Series 2025, Refunding	5.250%	6/15/45	3,430,000	3,322,078
Triad Educational Services Inc., Series 2026, Refunding	5.000%	6/15/36	1,500,000	1,507,304 (c)(i)
Triad Educational Services Inc., Series A	4.000%	6/15/30	335,000	330,501
Ultimate Medical Academy Project, Series A, Refunding	5.000%	10/1/29	600,000	621,159 (c)
Whitestone Retirement Facilities First Mortgage, Refunding	4.000%	3/1/27	10,000	9,986 (c)
Whitestone Retirement Facilities First Mortgage, Refunding	5.000%	3/1/37	1,385,000	1,388,509 (c)
Wisconsin State HEFA Revenue:
Covenant Communities Inc. Project Third Tier, Series C	6.500%	7/1/33	10,000	9,808
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
Covenant Communities Inc. Project Third Tier, Series C	7.000%	7/1/43	$505,000	$471,415
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/41	1,050,000	966,601
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/45	750,000	649,611
Saint John’s Communities Inc., Series B, Refunding	4.000%	9/15/41	510,000	469,492
Three Pillars Senior Living Communities, Series A	5.500%	8/15/44	305,000	319,060
Three Pillars Senior Living Communities, Series B-2	4.200%	8/15/28	135,000	135,025
Wisconsin State Housing and EDA Revenue, Series A, GNMA / FNMA / FHLMC	4.500%	3/1/44	4,575,000	4,551,205
Total Wisconsin				33,033,512

Total Municipal Bonds (Cost — $1,739,555,332)				1,743,562,448
Corporate Bonds & Notes — 0.4%
Consumer Discretionary — 0.4%
Diversified Consumer Services — 0.4%
Grand Canyon University, Secured Notes (Cost — $7,167,373)	5.125%	10/1/28	7,500,000	7,412,927
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Ground Transportation — 0.0%††
DesertXpress Enterprises LLC (Cost — $0)		12/1/35	8,700	0 *(f)(g)(k)
Total Investments before Short-Term Investments (Cost — $1,746,722,705)				1,750,975,375
	Rate	Maturity Date	Face Amount
Short-Term Investments — 6.3%
Municipal Bonds — 6.3%
Colorado — 0.8%
Colorado State Health Facilities Authority Revenue:
Children’s Hospital, Refunding, LOC - TD Bank N.A.	2.700%	12/1/52	$9,700,000	9,700,000 (l)(m)
Intermountain Health, Series D	2.750%	5/15/64	5,700,000	5,700,000 (l)(m)
Total Colorado				15,400,000
Georgia — 0.3%

Roswell Development Authority, GA, Revenue, Wellstar Healthcare Inc., LOC - Truist Bank N.A.	2.780%	4/1/47	5,950,000	5,950,000 (l)(m)
Louisiana — 0.2%

Louisiana State Gasoline & Fuels Tax Revenue, Series A-2, Refunding, LOC - TD Bank N.A.	2.700%	5/1/43	3,100,000	3,100,000 (l)(m)
Maryland — 0.5%

Montgomery County, MD, GO, Consolidated Public Improvement Variable Rate Bonds, Series E, Refunding, SPA - U.S. Bank N.A.	2.350%	11/1/37	9,400,000	9,400,000 (l)(m)
Michigan — 0.6%
Grand Traverse County, MI, Hospital Finance Authority Revenue, Munson Healthcare Obligated Group, Series C, Refunding, LOC - PNC Bank N.A.	2.800%	7/1/41	6,200,000	6,200,000 (l)(m)
Green Lake Township, MI, EDC, The Township of Green Lake Michigan Variable Rate Demand Revenue, Series 2004, Refunding, LOC - PNC Bank N.A.	2.700%	6/1/34	5,700,000	5,700,000 (l)(m)
Total Michigan				11,900,000
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Minnesota — 0.7%

Rochester, MN, Health Care Facilities Variable Rate Revenue, Mayo Clinic, Series D, LOC - Barclays Bank PLC	2.300%	11/15/64	$13,800,000	$13,800,000 (l)(m)
Missouri — 0.9%

Missouri State HEFA Revenue, Series F	2.780%	6/1/44	16,200,000	16,200,000 (l)(m)
New York — 0.4%

New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series BB-1, SPA - State Street Bank & Trust Co.	2.850%	6/15/49	7,930,000	7,930,000 (l)(m)
Ohio — 0.1%

Hamilton County, OH, Revenue, Trihealth Inc. Obligated Group Project, Series 2021, Refunding, SPA - JPMorgan Chase & Co.	2.800%	8/15/51	2,100,000	2,100,000 (l)(m)
Oregon — 0.1%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	2.650%	8/1/34	2,700,000	2,700,000 (l)(m)
Pennsylvania — 0.6%
Philadelphia, PA, Authority for IDR:
The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	2.650%	7/1/54	5,100,000	5,100,000 (l)(m)
The Children’s Hospital of Philadelphia Project, Series B-2, SPA - JPMorgan Chase & Co.	2.650%	7/1/54	5,700,000	5,700,000 (l)(m)
Total Pennsylvania				10,800,000
Virginia — 1.1%
Albemarle County, VA, EDA Revenue, Sentara Martha Jefferson Hospital, Series B, Refunding, SPA - TD Bank N.A.	2.700%	10/1/48	800,000	800,000 (l)(m)
Winchester, VA, EDA Revenue, Valley Health System Obligated Group, Series B-1, Refunding, LOC - Truist Bank N.A.	2.780%	1/1/54	19,790,000	19,790,000 (l)(m)
Total Virginia				20,590,000

Total Short-Term Investments (Cost — $119,870,000)				119,870,000
Total Investments — 99.3% (Cost — $1,866,592,705)				1,870,845,375
Other Assets in Excess of Liabilities — 0.7%				12,540,103
Total Net Assets — 100.0%				$1,883,385,478

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Dynamic Municipal Bond ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	The coupon payment on this security is currently in default as of March 31, 2026.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(k)	Value is less than $1.
(l)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Dynamic Municipal Bond ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AG-CR	—	Assured Guaranty — Credit Related
AMBAC	—	American Municipal Bond Assurance Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
FHA	—	Federal Housing Administration — Insured Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFC	—	Public Facilities Corporation
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 95.7%
Communication Services — 28.0%
Entertainment — 5.3%
Netflix Inc.	1,000	$96,150 *
ROBLOX Corp., Class A Shares	180	10,181 *
Roku Inc.	649	61,408 *
Total Entertainment		167,739
Interactive Media & Services — 20.3%
Alphabet Inc., Class A Shares	1,012	291,011
Meta Platforms Inc., Class A Shares	423	242,011
Pinterest Inc., Class A Shares	597	10,949 *
Reddit Inc., Class A Shares	392	52,783 *
Snap Inc., Class A Shares	1,075	4,945 *
Tencent Holdings Ltd.	646	39,879 (a)
Total Interactive Media & Services		641,578
Wireless Telecommunication Services — 2.4%
T-Mobile US Inc.	358	75,191

Total Communication Services		884,508
Consumer Discretionary — 1.2%
Broadline Retail — 1.0%
Alibaba Group Holding Ltd., ADR	242	30,361 (a)
Diversified Consumer Services — 0.2%
Duolingo Inc.	64	6,309 *

Total Consumer Discretionary		36,670
Financials — 4.1%
Capital Markets — 4.0%
Bullish	198	7,075 *
Coinbase Global Inc., Class A Shares	163	28,462 *
Moody’s Corp.	40	17,450
MSCI Inc.	34	18,326
Robinhood Markets Inc., Class A Shares	246	17,048 *
Tradeweb Markets Inc., Class A Shares	317	37,298
Total Capital Markets		125,659
Insurance — 0.1%
Root Inc., Class A Shares	75	3,313 *

Total Financials		128,972
Health Care — 2.4%
Biotechnology — 0.2%
Recursion Pharmaceuticals Inc., Class A Shares	1,813	5,566 *
Health Care Technology — 2.2%
Doximity Inc., Class A Shares	527	12,279 *
Schrodinger Inc.	1,369	15,552 *
Simulations Plus Inc.	292	3,452 *
Veeva Systems Inc., Class A Shares	162	28,457 *
Waystar Holding Corp.	503	12,127 *
Total Health Care Technology		71,867

Total Health Care		77,433
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrials — 0.4%
Professional Services — 0.4%
Verisk Analytics Inc.	64	$12,144

Information Technology — 57.1%
Communications Equipment — 2.5%
Arista Networks Inc.	659	80,912 *
Electronic Equipment, Instruments & Components — 0.8%
Celestica Inc.	76	21,407 *
Keysight Technologies Inc.	11	3,106 *
Total Electronic Equipment, Instruments & Components		24,513
IT Services — 15.7%
Akamai Technologies Inc.	27	3,101 *
Cloudflare Inc., Class A Shares	1,710	352,842 *
Kyndryl Holdings Inc.	245	3,214 *
MongoDB Inc.	222	54,339 *
Snowflake Inc.	543	81,895 *
Total IT Services		495,391
Software — 38.1%
AppLovin Corp., Class A Shares	361	143,678 *
Aurora Innovation Inc.	1,747	7,198 *
Circle Internet Group Inc.	110	10,495 *
Clearwater Analytics Holdings Inc., Class A Shares	705	16,673 *
Constellation Software Inc.	7	12,249
CrowdStrike Holdings Inc., Class A Shares	309	120,637 *
Datadog Inc., Class A Shares	417	49,227 *
Fair Isaac Corp.	25	26,688 *
Figma Inc., Class A Shares	107	2,262 *
Fortinet Inc.	174	14,219 *
Gitlab Inc., Class A Shares	358	7,747 *
Guidewire Software Inc.	254	37,988 *
HubSpot Inc.	45	10,984 *
Life360 Inc.	441	18,002 *
Microsoft Corp.	511	189,157
Monday.com Ltd.	213	14,720 *
Oracle Corp.	190	27,951
Palantir Technologies Inc., Class A Shares	791	115,707 *
Palo Alto Networks Inc.	705	113,026 *
Qualys Inc.	86	7,555 *
Rubrik Inc., Class A Shares	197	9,647 *
Salesforce Inc.	171	31,921
Samsara Inc., Class A Shares	630	19,965 *
SentinelOne Inc., Class A Shares	1,341	17,272 *
ServiceNow Inc.	685	71,617 *
ServiceTitan Inc., Class A Shares	318	20,180 *
SoundHound AI Inc., Class A Shares	605	4,156 *
Trend Micro Inc.	675	22,233
Tyler Technologies Inc.	33	11,299 *
Unity Software Inc.	863	18,934 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Exponential Data ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Software — continued
Zscaler Inc.		228	$31,986 *
Total Software			1,205,373

Total Information Technology			1,806,189
Real Estate — 2.5%
Specialized REITs — 2.5%
Crown Castle Inc.		213	17,319
Equinix Inc.		45	44,111
SBA Communications Corp.		95	16,350

Total Real Estate			77,780
Total Investments before Short-Term Investments (Cost — $2,965,391)			3,023,696
	Rate
Short-Term Investments — 4.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $129,820)	3.536%	129,820	129,820 (b)(c)(d)
Total Investments — 99.8% (Cost — $3,095,211)			3,153,516
Other Assets in Excess of Liabilities — 0.2%			6,599
Total Net Assets — 100.0%			$3,160,115

*	Non-income producing security.
(a)	Variable interest entity (VIE). See Note 10 regarding investments made through a VIE structure. At March 31, 2026, the value of these securities was $70,240, representing 2.2% of net assets.
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $129,820 and the cost was $129,820 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Focused Growth ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.6%
Communication Services — 14.3%
Entertainment — 1.6%
Netflix Inc.	34,360	$3,303,714 *
Interactive Media & Services — 12.7%
Alphabet Inc., Class A Shares	56,354	16,205,156
Meta Platforms Inc., Class A Shares	17,787	10,176,477
Total Interactive Media & Services		26,381,633

Total Communication Services		29,685,347
Consumer Discretionary — 14.9%
Automobiles — 3.4%
Tesla Inc.	19,264	7,161,392 *
Broadline Retail — 10.1%
Amazon.com Inc.	90,131	18,771,583 *
MercadoLibre Inc.	1,244	2,150,901 *
Total Broadline Retail		20,922,484
Hotels, Restaurants & Leisure — 0.7%
DoorDash Inc., Class A Shares	9,281	1,393,542 *
Specialty Retail — 0.7%
Carvana Co.	4,574	1,437,974 *

Total Consumer Discretionary		30,915,392
Energy — 0.8%
Energy Equipment & Services — 0.8%
TechnipFMC PLC	22,223	1,536,276

Financials — 3.3%
Capital Markets — 0.6%
Robinhood Markets Inc., Class A Shares	18,708	1,296,464 *
Financial Services — 2.7%
Mastercard Inc., Class A Shares	11,165	5,578,704

Total Financials		6,875,168
Health Care — 6.8%
Biotechnology — 2.9%
Argenx SE, ADR	1,520	1,109,980 *
Ascendis Pharma A/S, ADR	9,854	2,253,905 *
Natera Inc.	13,421	2,684,066 *
Total Biotechnology		6,047,951
Health Care Equipment & Supplies — 1.3%
Intuitive Surgical Inc.	5,906	2,722,607 *
Pharmaceuticals — 2.6%
Eli Lilly & Co.	4,472	4,113,212
Jazz Pharmaceuticals PLC	6,386	1,207,273 *
Total Pharmaceuticals		5,320,485

Total Health Care		14,091,043
Industrials — 4.3%
Aerospace & Defense — 1.9%
Axon Enterprise Inc.	5,056	2,147,233 *
Kratos Defense & Security Solutions Inc.	24,563	1,731,937 *
Total Aerospace & Defense		3,879,170
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Focused Growth ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Electrical Equipment — 2.4%
	Bloom Energy Corp., Class A Shares	16,792	$2,275,148 *
	GE Vernova Inc.	3,163	2,760,983
Total Electrical Equipment			5,036,131

Total Industrials			8,915,301
Information Technology — 55.2%
Communications Equipment — 1.5%
	Arista Networks Inc.	16,355	2,008,067 *
	Lumentum Holdings Inc.	1,558	1,094,900 *
Total Communications Equipment			3,102,967
Electronic Equipment, Instruments & Components — 3.7%
	Amphenol Corp., Class A Shares	20,180	2,549,743
	Celestica Inc.	17,955	5,057,564 *
Total Electronic Equipment, Instruments & Components			7,607,307
IT Services — 4.3%
	Cloudflare Inc., Class A Shares	18,752	3,869,287 *
	Shopify Inc., Class A Shares	42,598	5,052,975 *
Total IT Services			8,922,262
Semiconductors & Semiconductor Equipment — 28.4%
	ASML Holding NV, Registered Shares	2,243	2,962,622
	Broadcom Inc.	37,281	11,538,842
	KLA Corp.	2,865	4,218,455
	Monolithic Power Systems Inc.	1,986	2,171,393
	NVIDIA Corp.	154,916	27,017,351
	SK hynix Inc.	3,079	1,622,272
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	27,114	9,163,176
Total Semiconductors & Semiconductor Equipment			58,694,111
Software — 11.1%
	AppLovin Corp., Class A Shares	7,834	3,117,932 *
	Cadence Design Systems Inc.	7,586	2,107,922 *
	Microsoft Corp.	41,827	15,483,100
	Palantir Technologies Inc., Class A Shares	15,914	2,327,900 *
Total Software			23,036,854
Technology Hardware, Storage & Peripherals — 6.2%
	Apple Inc.	44,007	11,168,537
	Sandisk Corp.	2,638	1,676,027 *
Total Technology Hardware, Storage & Peripherals			12,844,564

Total Information Technology			114,208,065
Total Investments before Short-Term Investments (Cost — $181,551,503)			206,226,592
	Rate
Short-Term Investments — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $937,212)	3.536%	937,212	937,212 (a)(b)(c)
Total Investments — 100.0% (Cost — $182,488,715)			207,163,804
Liabilities in Excess of Other Assets — (0.0)%††			(65,937)
Total Net Assets — 100.0%			$207,097,867

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Focused Growth ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $937,212 and the cost was $937,212 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Genomic Advancements ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.0%
Health Care — 92.6%
Biotechnology — 56.0%
Alnylam Pharmaceuticals Inc.	1,687	$558,178 *
AnaptysBio Inc.	2,041	113,194 *
Arcutis Biotherapeutics Inc.	4,107	96,761 *
Argenx SE	459	328,316 *
Beam Therapeutics Inc.	7,036	167,668 *
BeOne Medicines Ltd., ADR	209	62,067 *
BioNTech SE, ADR	4,340	385,739 *
Bridgebio Pharma Inc.	12,192	905,378 *
CareDx Inc.	7,429	128,967 *
Caris Life Sciences Inc.	557	9,959 *
Catalyst Pharmaceuticals Inc.	6,375	157,845 *
CRISPR Therapeutics AG	4,671	222,199 *
GRAIL Inc.	4,138	213,852 *
Insmed Inc.	5,932	970,001 *
Ionis Pharmaceuticals Inc.	5,957	447,311 *
Krystal Biotech Inc.	4,418	1,141,258 *
Natera Inc.	7,131	1,426,129 *
Neurocrine Biosciences Inc.	2,693	354,776 *
Neurogene Inc.	1,840	37,094 *
Praxis Precision Medicines Inc.	667	214,901 *
PTC Therapeutics Inc.	4,652	316,941 *
Recursion Pharmaceuticals Inc., Class A Shares	10,393	31,906 *
Regeneron Pharmaceuticals Inc.	748	577,935
Rhythm Pharmaceuticals Inc.	974	84,709 *
Samsung Episholdings Co. Ltd.	350	112,885 *
Stoke Therapeutics Inc.	10,539	343,150 *
Travere Therapeutics Inc.	10,129	300,932 *
Twist Bioscience Corp.	7,184	341,384 *
Ultragenyx Pharmaceutical Inc.	4,765	99,827 *
United Therapeutics Corp.	1,680	996,206 *
Veracyte Inc.	6,788	218,641 *
Vertex Pharmaceuticals Inc.	1,435	640,785 *
Total Biotechnology		12,006,894
Health Care Equipment & Supplies — 0.2%
OmniAb Inc., $12.50 EARNOUT	240	0 *(a)(b)(c)(d)
OmniAb Inc., $15.00 EARNOUT	240	0 *(a)(b)(c)(d)
TransMedics Group Inc.	482	47,916 *
Total Health Care Equipment & Supplies		47,916
Health Care Providers & Services — 7.6%
GeneDx Holdings Corp.	1,409	90,486 *
Guardant Health Inc.	15,718	1,451,871 *
Hinge Health Inc., Class A Shares	2,182	84,138 *
Total Health Care Providers & Services		1,626,495
Life Sciences Tools & Services — 17.2%
Adaptive Biotechnologies Corp.	48,245	669,641 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Genomic Advancements ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value
Life Sciences Tools & Services — continued
	Agilent Technologies Inc.	1,136	$129,481
	Bio-Rad Laboratories Inc., Class A Shares	226	62,997 *
	Charles River Laboratories International Inc.	1,445	249,262 *
	Danaher Corp.	1,050	199,080
	IQVIA Holdings Inc.	1,005	171,393 *
	Medpace Holdings Inc.	1,327	637,212 *
	QIAGEN NV	3,175	127,127
	Repligen Corp.	1,866	219,852 *
	Samsung Biologics Co. Ltd.	652	640,230 *(e)
	Tempus AI Inc., Class A Shares	8,726	394,590 *
	Thermo Fisher Scientific Inc.	391	192,188
Total Life Sciences Tools & Services			3,693,053
Pharmaceuticals — 11.6%
	AstraZeneca PLC	3,695	728,728
	Axsome Therapeutics Inc.	566	95,665 *
	Bristol-Myers Squibb Co.	1,111	67,382
	Eli Lilly & Co.	593	545,424
	Jazz Pharmaceuticals PLC	841	158,991 *
	Ligand Pharmaceuticals Inc.	3,794	757,472 *
	Tarsus Pharmaceuticals Inc.	1,487	104,313 *
	WaVe Life Sciences Ltd.	4,470	32,408 *
Total Pharmaceuticals			2,490,383

Total Health Care			19,864,741
Information Technology — 0.7%
Software — 0.7%
	Cadence Design Systems Inc.	545	151,439 *

Materials — 2.7%
Chemicals — 2.7%
	Corteva Inc.	6,904	577,934

Total Common Stocks (Cost — $16,982,692)			20,594,114
	Rate
Preferred Stocks — 1.0%
Health Care — 1.0%
Life Sciences Tools & Services — 1.0%
Sartorius AG (Cost — $215,670)	0.349%	841	205,331 (f)
Total Investments — 97.0% (Cost — $17,198,362)			20,799,445
Other Assets in Excess of Liabilities — 3.0%			649,039
Total Net Assets — 100.0%			$21,448,484

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Restricted security (Note 7).
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	The rate shown represents the yield as of March 31, 2026.

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Genomic Advancements ETF
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 94.3%
Communication Services — 11.4%
Diversified Telecommunication Services — 1.8%
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	$120,000	$109,199 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	2,452,959	2,480,459 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Notes	7.000%	6/15/27	2,400,000	2,371,495 (a)
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	5,950,000	5,194,584 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	4,950,000	5,233,709 (a)
Total Diversified Telecommunication Services				15,389,446
Entertainment — 2.0%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	6,150,000	6,341,585 (a)
Discovery Global Holdings Inc., Senior Notes	4.054%	3/15/29	2,350,000	2,275,094
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	1,875,000	1,239,948
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	4,400,000	4,362,600 (a)
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	1,460,000	1,529,418 (a)(b)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	1,750,000	1,814,303 (a)(b)
Total Entertainment				17,562,948
Media — 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	1,300,000	1,282,935 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	6,000,000	5,610,592 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	2,570,000	2,579,636 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,700,000	1,455,920 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	4,400,000	4,607,715 (a)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	1,650,000	1,748,576 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	5,900,000	5,894,249 (a)
EW Scripps Co., Secured Notes	9.875%	8/15/30	5,625,000	5,466,054 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	3,075,000	3,077,664 (a)
Gray Media Inc., Senior Notes	5.375%	11/15/31	3,050,000	2,267,202 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	4,500,000	4,596,782 (a)
Nexstar Media Inc., Senior Notes	7.250%	4/15/34	4,555,000	4,573,387 (a)(b)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	2,840,000	2,863,356 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	4,000,000	4,070,000 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	785,000	809,618 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	6,920,000	6,529,012 (a)
Total Media				57,432,698
Wireless Telecommunication Services — 1.0%
Block Communications Inc., Senior Secured Notes	10.250%	3/1/31	3,400,000	3,114,097 (a)
Iliad Holding SAS, Senior Secured Notes	7.000%	4/15/32	3,150,000	3,157,711 (a)
Zegona Finance PLC, Senior Secured Notes	8.625%	7/15/29	2,190,000	2,300,788 (a)
Total Wireless Telecommunication Services				8,572,596

Total Communication Services				98,957,688
Consumer Discretionary — 14.1%
Automobile Components — 2.4%
Clarios Global LP/Clarios US Finance Co., Senior Notes	6.750%	9/15/32	4,870,000	4,912,028 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	5,900,000	5,272,995 (a)
Forvia SE, Senior Notes	6.750%	9/15/33	5,520,000	5,392,790 (a)
IHO Verwaltungs GmbH, Senior Secured Notes (7.750% Cash or 8.500% PIK)	7.750%	11/15/30	2,100,000	2,136,269 (a)(c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Automobile Components — continued
IHO Verwaltungs GmbH, Senior Secured Notes (8.000% Cash or 8.750% PIK)	8.000%	11/15/32	$2,750,000	$2,819,435 (a)(c)
Total Automobile Components				20,533,517
Automobiles — 0.3%
Nissan Motor Co. Ltd., Senior Notes	8.125%	7/17/35	2,535,000	2,610,394 (a)
Diversified Consumer Services — 0.1%
Grand Canyon University, Secured Notes	5.125%	10/1/28	1,300,000	1,284,908
Hotels, Restaurants & Leisure — 6.5%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	6.125%	6/15/29	5,100,000	5,185,323 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	3,231,000	3,305,417 (a)
Carnival Corp., Senior Notes	5.750%	3/15/30	4,000,000	4,033,908 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	2,810,000	2,812,599 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	4,900,000	4,580,605 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	2,500,000	2,390,780 (a)
Great Canadian Gaming Corp./Raptor LLC, Senior Secured Notes	8.750%	11/15/29	3,375,000	3,294,764 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Senior Secured Notes	8.250%	4/15/30	5,500,000	5,634,255 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,550,000	1,614,671 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	3,400,000	3,376,685 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	1,395,000	1,354,592 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	4,900,000	4,890,500 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	1,000,000	1,010,103 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	3,300,000	3,333,783 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,850,000	2,856,680 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	800,000	844,384 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	2,040,000	2,015,575 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	4,000,000	4,195,180 (a)
Total Hotels, Restaurants & Leisure				56,729,804
Household Durables — 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	4.625%	4/1/30	900,000	836,104 (a)
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	8/1/33	2,725,000	2,632,938 (a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	1,600,000	1,627,254 (a)
K Hovnanian Enterprises Inc., Senior Notes	8.000%	4/1/31	2,540,000	2,514,803 (a)
K Hovnanian Enterprises Inc., Senior Notes	8.375%	10/1/33	2,060,000	2,039,518 (a)
LGI Homes Inc., Senior Notes	8.750%	12/15/28	555,000	568,185 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	1,350,000	1,394,213 (a)
Taylor Morrison Communities Inc., Senior Notes	5.750%	11/15/32	1,260,000	1,262,602 (a)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.750%	1/15/34	6,150,000	5,897,831 (a)
Total Household Durables				18,773,448
Specialty Retail — 1.7%
PetSmart LLC/PetSmart Finance Corp., Senior Secured Notes	7.500%	9/15/32	7,095,000	7,134,838 (a)
Wayfair LLC, Senior Secured Notes	7.250%	10/31/29	2,750,000	2,808,985 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	2,600,000	2,708,958 (a)
Wayfair LLC, Senior Secured Notes	6.750%	11/15/32	1,780,000	1,794,938 (a)
Total Specialty Retail				14,447,719
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — 0.9%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	$7,163,482	$7,634,426 (a)(c)

Total Consumer Discretionary				122,014,216
Consumer Staples — 3.2%
Consumer Staples Distribution & Retail — 0.8%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	7,495,000	7,314,916 (a)
Food Products — 1.6%
Chobani Holdco II LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/1/29	3,835,986	4,090,680 (a)(c)
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	1,675,000	1,713,704 (a)
Industrial F&B Investments III Inc., Senior Secured Notes	7.750%	2/11/33	7,500,000	7,584,397 (a)
Total Food Products				13,388,781
Personal Care Products — 0.8%
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	6,975,000	6,985,944 (a)

Total Consumer Staples				27,689,641
Energy — 11.9%
Energy Equipment & Services — 3.6%
Archrock Services LP/Archrock Partners Finance Corp., Senior Notes	6.000%	2/1/34	5,140,000	5,092,753 (a)
Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes	10.375%	11/15/30	4,557,000	4,629,409 (a)
Kodiak Gas Services LLC, Senior Notes	5.875%	4/1/31	1,635,000	1,644,111 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	1,940,000	1,962,294 (a)
Kodiak Gas Services LLC, Senior Notes	6.750%	10/1/35	1,665,000	1,692,734 (a)
Nabors Industries Inc., Senior Notes	9.125%	1/31/30	2,600,000	2,731,459 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	885,000	922,535 (a)
Transocean International Ltd., Senior Notes	8.250%	5/15/29	1,650,000	1,705,900 (a)
Transocean International Ltd., Senior Notes	6.800%	3/15/38	1,900,000	1,826,647
Transocean International Ltd., Senior Secured Notes	8.750%	2/15/30	2,135,000	2,227,046 (a)
Transocean International Ltd., Senior Secured Notes	7.875%	10/15/32	1,195,000	1,277,682 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	5,335,000	5,454,605 (a)
Total Energy Equipment & Services				31,167,175
Oil, Gas & Consumable Fuels — 8.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	2/15/31	4,320,000	4,591,991 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	9.250%	7/15/29	1,400,000	1,426,250 (a)
Coronado Finance Pty Ltd., Senior Secured Notes	9.250%	10/1/29	4,700,000	4,251,083 (a)
Crescent Energy Finance LLC, Senior Notes	7.875%	4/15/32	2,000,000	2,044,794 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	3,700,000	3,701,829 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	3,645,000	3,813,654 (a)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	3,650,000	3,652,629 (a)
Hess Midstream Operations LP, Senior Notes	6.500%	6/1/29	3,020,000	3,086,607 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	4/15/30	1,650,000	1,607,106 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.000%	2/1/31	3,600,000	3,501,457 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.875%	5/15/34	2,700,000	2,643,219 (a)
Kinetik Holdings LP, Senior Notes	6.625%	12/15/28	3,300,000	3,357,529 (a)
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	4,350,000	4,368,548 (a)
Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes	11.500%	2/15/28	2,800,000	2,869,143 (a)
Northriver Midstream Finance LP, Senior Secured Notes	6.750%	7/15/32	2,300,000	2,308,386 (a)
Sunoco LP, Senior Notes	5.375%	7/15/31	2,495,000	2,476,764 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Sunoco LP, Senior Notes	5.625%	7/15/34	$1,985,000	$1,956,011 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	8/15/29	2,100,000	1,997,087 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	3,250,000	3,016,327 (a)
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	5,700,000	6,166,257 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	2,100,000	2,185,040 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	210,000	216,085 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	1,050,000	1,154,778 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	1/15/34	1,065,000	1,110,879 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	210,000	218,732 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	1,500,000	1,682,105 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	2,865,000	3,036,333 (a)
Total Oil, Gas & Consumable Fuels				72,440,623

Total Energy				103,607,798
Financials — 11.7%
Capital Markets — 2.0%
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	3,780,000	3,920,915 (a)
Osaic Holdings Inc., Senior Notes	8.000%	8/1/33	6,250,000	6,175,108 (a)
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	760,000	760,657 (a)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	1,720,000	1,739,482 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	4,900,000	5,092,384 (a)
Total Capital Markets				17,688,546
Consumer Finance — 2.6%
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	2,150,000	2,252,125 (a)
Encore Capital Group Inc., Senior Secured Notes	8.500%	5/15/30	3,800,000	4,020,206 (a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	2,600,000	2,556,223 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	4,250,000	4,336,989 (a)
OneMain Finance Corp., Senior Notes	6.625%	5/15/29	1,100,000	1,102,443
OneMain Finance Corp., Senior Notes	5.375%	11/15/29	1,000,000	965,058
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	600,000	595,003
OneMain Finance Corp., Senior Notes	6.500%	3/15/33	2,435,000	2,329,908
PRA Group Inc., Senior Notes	5.000%	10/1/29	1,500,000	1,386,156 (a)
PRA Group Inc., Senior Notes	8.875%	1/31/30	900,000	909,330 (a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	2,100,000	1,996,701 (a)
Total Consumer Finance				22,450,142
Financial Services — 5.0%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	3,230,000	3,082,675 (a)
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.750%	12/1/32	2,630,000	2,477,304 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	4,950,000	5,020,760 (a)
Freedom Mortgage Holdings LLC, Senior Notes	6.875%	5/1/31	1,300,000	1,216,648 (a)
Freedom Mortgage Holdings LLC, Senior Notes	8.375%	4/1/32	1,225,000	1,206,293 (a)
Freedom Mortgage Holdings LLC, Senior Notes	7.875%	4/1/33	785,000	736,804 (a)
Global Net Lease Inc./Global Net Lease Operating Partnership LP, Senior Notes	3.750%	12/15/27	2,330,000	2,259,336 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,400,000	1,357,843 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	3,500,000	3,464,138 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	3,350,000	3,401,181 (a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	2,875,000	3,018,661 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	$4,450,000	$4,642,436 (a)
Pebblebrook Hotel LP/PEB Finance Corp., Senior Notes	6.375%	10/15/29	1,830,000	1,834,801 (a)
PHH Escrow Issuer LLC/PHH Corp., Senior Notes	9.875%	11/1/29	6,100,000	5,891,876 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	4,300,000	3,970,031 (a)
Total Financial Services				43,580,787
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc., Senior Notes	8.500%	6/15/29	1,900,000	1,883,726 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	2,000,000	1,983,403 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	1,900,000	1,917,142 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	3,020,000	3,135,630 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	3,540,000	3,439,366 (a)
Total Insurance				12,359,267
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	5,700,000	5,657,316 (a)

Total Financials				101,736,058
Health Care — 7.2%
Biotechnology — 2.1%
Genmab A/S/Genmab Finance LLC, Senior Notes	7.250%	12/15/33	4,250,000	4,452,496 (a)
Genmab A/S/Genmab Finance LLC, Senior Secured Notes	6.250%	12/15/32	2,850,000	2,923,977 (a)
Grifols SA, Senior Notes	4.750%	10/15/28	2,300,000	2,254,207 (a)
Kedrion SpA, Senior Secured Notes	6.500%	9/1/29	8,650,000	8,387,787 (a)
Total Biotechnology				18,018,467
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	4,100,000	4,238,375 (a)
Insulet Corp., Senior Notes	6.500%	4/1/33	150,000	153,215 (a)
Total Health Care Equipment & Supplies				4,391,590
Health Care Providers & Services — 3.3%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,000,000	962,668 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	6.000%	1/15/29	3,500,000	3,463,617 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	3,050,000	3,276,039 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	6,650,000	6,883,508 (a)
DaVita Inc., Senior Notes	4.625%	6/1/30	8,850,000	8,514,587 (a)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	850,000	852,465
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	775,000	784,793 (a)
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	2,245,000	2,262,403
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	1,400,000	1,431,819
Total Health Care Providers & Services				28,431,899
Health Care Technology — 0.2%
MPH Acquisition Holdings LLC, Senior Secured Notes	5.750%	12/31/30	180,055	137,941 (a)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.000% Cash and 0.750% PIK)	6.750%	3/31/31	1,555,974	1,044,027 (a)(c)
MPH Acquisition Holdings LLC, Senior Secured Notes (6.500% Cash and 5.000% PIK)	11.500%	12/31/30	289,523	261,999 (a)(c)
Total Health Care Technology				1,443,967
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Life Sciences Tools & Services — 0.6%
IQVIA Inc., Senior Notes	6.250%	6/1/32	$5,350,000	$5,439,564 (a)
Pharmaceuticals — 0.5%
Endo Finance Holdings LP, Senior Secured Notes	8.500%	4/15/31	2,600,000	2,724,408 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,300,000	1,298,634
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	500,000	559,585
Total Pharmaceuticals				4,582,627

Total Health Care				62,308,114
Industrials — 11.0%
Aerospace & Defense — 1.7%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	150,000	152,857 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	2,250,000	2,298,580 (a)
Efesto Bidco SpA Efesto US LLC, Senior Secured Notes	7.500%	2/15/32	7,500,000	7,472,296 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	4,515,000	4,577,555 (a)
Total Aerospace & Defense				14,501,288
Building Products — 0.9%
Emerald Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	1,100,000	1,120,140 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	5,260,000	5,041,069 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,650,000	1,674,343 (a)
Total Building Products				7,835,552
Commercial Services & Supplies — 3.3%
Neptune Bidco US Inc., Senior Secured Notes	9.290%	4/15/29	1,000,000	1,003,598 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	6,210,000	6,032,947 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	6,825,000	6,913,820 (a)
Veritiv Operating Co., Senior Secured Notes	10.500%	11/30/30	3,275,000	3,407,631 (a)
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	4,550,000	4,612,567 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	6,350,000	6,542,889 (a)
Total Commercial Services & Supplies				28,513,452
Construction & Engineering — 1.0%
Arcosa Inc., Senior Notes	4.375%	4/15/29	3,550,000	3,427,792 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	2,500,000	2,563,533 (a)
VM Consolidated Inc., Senior Notes	5.500%	4/15/29	2,600,000	2,517,312 (a)
Total Construction & Engineering				8,508,637
Electrical Equipment — 0.9%
Gates Corp., Senior Notes	6.875%	7/1/29	2,500,000	2,568,223 (a)
WESCO Distribution Inc., Senior Notes	5.250%	4/15/31	1,745,000	1,738,946 (a)
WESCO Distribution Inc., Senior Notes	6.375%	3/15/33	3,550,000	3,619,658 (a)
Total Electrical Equipment				7,926,827
Ground Transportation — 1.3%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	6,210,000	6,383,849 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	5,050,000	5,212,160 (a)
Total Ground Transportation				11,596,009
Machinery — 1.0%
ATS Corp., Senior Notes	4.125%	12/15/28	3,350,000	3,230,785 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	2,950,000	2,997,639 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Machinery — continued
Esab Corp., Senior Notes	5.625%	4/1/31	$2,555,000	$2,579,298 (a)
Total Machinery				8,807,722
Passenger Airlines — 0.6%
OneSky Flight LLC, Senior Notes	8.875%	12/15/29	5,075,000	5,242,348 (a)
Professional Services — 0.3%
CACI International Inc., Senior Notes	6.375%	6/15/33	2,300,000	2,342,817 (a)

Total Industrials				95,274,652
Information Technology — 7.4%
Communications Equipment — 1.4%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	7,300,000	7,678,067 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	4,770,000	4,719,715 (a)
Total Communications Equipment				12,397,782
Electronic Equipment, Instruments & Components — 1.5%
EquipmentShare.com Inc., Secured Notes	9.000%	5/15/28	3,365,000	3,480,019 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	4,485,000	4,686,865 (a)
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	5,200,000	4,998,288 (a)
Total Electronic Equipment, Instruments & Components				13,165,172
IT Services — 1.1%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	4,080,000	4,052,824 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	5,705,000	5,883,007 (a)
Total IT Services				9,935,831
Semiconductors & Semiconductor Equipment — 0.7%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	3,645,000	3,690,151 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	2,105,000	2,110,138 (a)
Total Semiconductors & Semiconductor Equipment				5,800,289
Software — 1.1%
Gen Digital Inc., Senior Notes	6.250%	4/1/33	6,150,000	5,983,369 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	4,200,000	3,474,603 (a)
Total Software				9,457,972
Technology Hardware, Storage & Peripherals — 1.6%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	3,140,000	3,199,807 (a)
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	7,450,000	7,413,484 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	3,200,000	3,254,752 (a)
Total Technology Hardware, Storage & Peripherals				13,868,043

Total Information Technology				64,625,089
Materials — 8.0%
Chemicals — 2.5%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	2,860,000	2,756,096 (a)
Avient Corp., Senior Notes	6.250%	11/1/31	3,200,000	3,225,037 (a)
Calderys Financing LLC, Senior Secured Notes	11.250%	6/1/28	1,200,000	1,242,102 (a)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	3,078,000	3,064,242 (a)
FMC Corp., Subordinated Notes (8.450% to 11/1/30 then 5 year Treasury Constant Maturity Rate + 4.366%)	8.450%	11/1/55	5,600,000	3,610,654 (d)
GPD Cos. Inc., Senior Secured Notes (10.125% to 12.500% Cash and up to 2.375% PIK)	12.500%	12/31/29	2,060,887	1,123,183 (a)(c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Chemicals — continued
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	$6,740,000	$6,942,867 (a)
Total Chemicals				21,964,181
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,800,000	1,857,555 (a)
Containers & Packaging — 1.3%
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	7,200,000	6,820,802 (a)
Toucan FinCo Ltd./Toucan FinCo Can Inc./Toucan FinCo US LLC, Senior Secured Notes	9.500%	5/15/30	5,200,000	4,598,486 (a)
Total Containers & Packaging				11,419,288
Metals & Mining — 3.4%
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	2,635,000	2,552,794 (a)
Cleveland-Cliffs Inc., Senior Notes	7.625%	1/15/34	4,145,000	4,053,469 (a)
Commercial Metals Co., Senior Notes	5.750%	11/15/33	1,025,000	1,015,182 (a)
Commercial Metals Co., Senior Notes	6.000%	12/15/35	4,050,000	3,996,846 (a)
Constellium SE, Senior Notes	3.750%	4/15/29	2,000,000	1,909,098 (a)
Constellium SE, Senior Notes	6.375%	8/15/32	3,100,000	3,135,960 (a)
Mineral Resources Ltd., Senior Notes	7.000%	4/1/31	5,300,000	5,420,943 (a)
Novelis Corp., Senior Notes	4.750%	1/30/30	3,000,000	2,840,288 (a)
Novelis Corp., Senior Notes	6.875%	1/30/30	1,400,000	1,413,231 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	2,625,000	2,576,957 (a)
Total Metals & Mining				28,914,768
Paper & Forest Products — 0.6%
Magnera Corp., Senior Secured Notes	4.750%	11/15/29	5,350,000	4,835,465 (a)

Total Materials				68,991,257
Real Estate — 4.2%
Diversified REITs — 0.7%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	4,050,000	4,109,138 (a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	2,400,000	2,333,083 (a)
Total Diversified REITs				6,442,221
Hotel & Resort REITs — 0.8%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	7.250%	7/15/28	2,000,000	2,043,220 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	2,550,000	2,598,045 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	6/15/33	1,400,000	1,426,580 (a)
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	5.750%	3/15/34	940,000	928,385 (a)
Total Hotel & Resort REITs				6,996,230
Real Estate Management & Development — 0.2%
Forestar Group Inc., Senior Notes	6.500%	3/15/33	1,630,000	1,612,926 (a)
Specialized REITs — 2.5%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	2,700,000	2,753,679 (a)
Iron Mountain Inc., Senior Notes	5.625%	7/15/32	4,800,000	4,663,925 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	5,570,000	5,572,027 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	1,830,000	1,798,767 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	1,545,000	1,491,583 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	4,985,000	4,930,601 (a)
Total Specialized REITs				21,210,582

Total Real Estate				36,261,959
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 4.2%
Electric Utilities — 3.0%
Leeward Renewable Energy Operations LLC, Senior Notes	4.250%	7/1/29	$7,900,000	$7,422,148 (a)
NRG Energy Inc., Senior Notes	5.750%	7/15/29	2,100,000	2,097,879 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	4,585,000	4,546,037 (a)
Talen Energy Supply LLC, Senior Notes	6.250%	2/1/34	2,100,000	2,078,083 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	1,690,000	1,702,642 (a)
Talen Energy Supply LLC, Senior Secured Notes	8.625%	6/1/30	2,320,000	2,434,926 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	5,250,000	5,501,799 (a)
Total Electric Utilities				25,783,514
Independent Power and Renewable Electricity Producers — 1.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Notes	6.375%	2/15/32	6,340,000	6,198,456 (a)
Clearway Energy Operating LLC, Senior Notes	5.750%	1/15/34	4,825,000	4,744,883 (a)
Total Independent Power and Renewable Electricity Producers				10,943,339

Total Utilities				36,726,853
Total Corporate Bonds & Notes (Cost — $821,988,301)				818,193,325
			Shares
Convertible Preferred Stocks — 0.2%
Industrials — 0.1%
Aerospace & Defense — 0.1%
Boeing Co.	6.000%		11,000	713,680

Information Technology — 0.1%
Software — 0.1%
Oracle Corp., Non Voting Shares	6.500%		26,786	1,205,638

Total Convertible Preferred Stocks (Cost — $1,889,300)				1,919,318
		Maturity Date	Face Amount
Senior Loans — 0.2%
Communication Services — 0.0%††
Media — 0.0%††
Diamond Sports Net LLC, First Lien Exit Term Loan	—	1/2/28	$71,129	14,226 *(e)

Health Care — 0.2%
Health Care Technology — 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	1,462,862	1,438,177 (d)(f)(g)

Materials — 0.0%††
Chemicals — 0.0%††
Hexion Holdings Corp., Second Lien Term Loan (1 mo. Term SOFR + 7.538%)	11.205%	3/15/30	280,587	262,699 (d)(f)(g)

Total Senior Loans (Cost — $1,805,632)				1,715,102
Convertible Bonds & Notes — 0.2%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Crescent Energy Co., Senior Notes (Cost — $1,465,000)	2.750%	3/15/31	1,465,000	1,685,482 (a)

Municipal Bonds — 0.2%
Arizona — 0.2%
Maricopa County, AZ, IDA Education Revenue, Grand Canyon University Project (Cost — $1,552,280)	7.375%	10/1/29	1,545,000	1,629,384 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin High Yield Corporate ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France SA			9,795	$166,710 *

Financials — 0.0%††
Financial Services — 0.0%††
DSG TOPCO Inc.			442	110 (h)(i)

Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Keenova Therapeutics PLC			1,445	127,160 *
Par Health Inc.			1,445	9,212 *

Total Health Care				136,372
Total Common Stocks (Cost — $237,491)				303,192
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France SA (Cost — $0)		—	501	7,383 *
Total Investments before Short-Term Investments (Cost — $828,938,004)				825,453,186
	Rate		Shares
Short-Term Investments — 4.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $34,462,779)	3.536%		34,462,779	34,462,779 (j)(k)(l)
Total Investments — 99.1% (Cost — $863,400,783)				859,915,965
Other Assets in Excess of Liabilities — 0.9%				7,545,487
Total Net Assets — 100.0%				$867,461,452

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of March 31, 2026.
(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $34,462,779 and the cost was $34,462,779 (Note 6).

(l)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin High Yield Corporate ETF
Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
IDA	—	Industrial Development Authority
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 55.7%
Communication Services — 2.8%
Diversified Telecommunication Services — 2.8%
Verizon Communications Inc.	62,163	$3,120,583

Consumer Discretionary — 2.0%
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	3,946	1,226,377
Specialty Retail — 0.9%
Home Depot Inc.	3,142	1,033,373

Total Consumer Discretionary		2,259,750
Consumer Staples — 9.6%
Beverages — 4.4%
Coca-Cola Co.	21,334	1,622,451
PepsiCo Inc.	22,063	3,426,163
Total Beverages		5,048,614
Food Products — 1.1%
Nestle SA, ADR	12,293	1,218,236
Household Products — 2.6%
Procter & Gamble Co.	20,409	2,947,876
Tobacco — 1.5%
Philip Morris International Inc.	10,253	1,695,231

Total Consumer Staples		10,909,957
Energy — 9.3%
Oil, Gas & Consumable Fuels — 9.3%
Chevron Corp.	19,746	4,085,448
Exxon Mobil Corp.	27,955	4,742,846
TotalEnergies SE	19,058	1,733,897

Total Energy		10,562,191
Financials — 5.6%
Banks — 4.1%
Bank of America Corp.	21,926	1,068,892
Fifth Third Bancorp	12,643	587,394
JPMorgan Chase & Co.	6,183	1,818,791
US Bancorp	23,059	1,199,299
Total Banks		4,674,376
Capital Markets — 1.5%
Blackrock Inc.	600	577,026
Charles Schwab Corp.	6,000	563,880
Morgan Stanley	2,981	490,583
Total Capital Markets		1,631,489

Total Financials		6,305,865
Health Care — 3.3%
Pharmaceuticals — 3.3%
AstraZeneca PLC	3,975	783,950
Johnson & Johnson	5,094	1,245,177
Merck & Co. Inc.	3,874	466,003
Pfizer Inc.	45,820	1,286,626

Total Health Care		3,781,756
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Industrials — 9.7%
Aerospace & Defense — 4.7%
Lockheed Martin Corp.			4,992	$3,017,115
RTX Corp.			12,124	2,338,719
Total Aerospace & Defense				5,355,834
Building Products — 2.5%
Johnson Controls International PLC			21,953	2,874,745
Ground Transportation — 1.5%
Union Pacific Corp.			7,059	1,712,655
Industrial Conglomerates — 1.0%
Honeywell International Inc.			4,827	1,091,047

Total Industrials				11,034,281
Information Technology — 3.7%
IT Services — 1.9%
Accenture PLC, Class A Shares			5,000	991,450
International Business Machines Corp.			5,000	1,211,950
Total IT Services				2,203,400
Semiconductors & Semiconductor Equipment — 1.1%
Texas Instruments Inc.			6,113	1,186,778
Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies Inc., Class C Shares			4,941	810,966

Total Information Technology				4,201,144
Materials — 3.9%
Chemicals — 1.6%
Air Products & Chemicals Inc.			6,298	1,829,506
Metals & Mining — 2.3%
Rio Tinto PLC, ADR			27,318	2,548,496

Total Materials				4,378,002
Utilities — 5.8%
Electric Utilities — 4.2%
Duke Energy Corp.			12,376	1,620,513
Southern Co.			32,190	3,106,979
Total Electric Utilities				4,727,492
Multi-Utilities — 1.6%
Dominion Energy Inc.			10,000	618,200
Sempra			12,036	1,169,538
Total Multi-Utilities				1,787,738

Total Utilities				6,515,230
Total Common Stocks (Cost — $52,520,843)				63,068,759
	Rate	Maturity Date
Equity-Linked Securities — 34.4%
Other — 34.4%
Barclays Bank PLC into AbbVie Inc.	8.500%	12/16/26	5,000	1,085,240 (a)
Barclays Bank PLC into Analog Devices Inc.	9.000%	1/8/27	4,200	1,254,432 (a)
Barclays Bank PLC into Nike Inc.	10.000%	2/12/27	15,000	838,741 (a)
BNP Paribas Issuance BV into Freeport-McMoRan Inc.	10.000%	8/28/26	45,000	2,098,083 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Shares	Value
BNP Paribas Issuance BV into Nextera Energy Inc.	8.000%	2/10/27	20,000	$1,802,785 (a)
BNP Paribas Issuance BV into Salesforce Inc.	10.000%	3/29/27	2,500	473,661 (a)
BNP Paribas Issuance BV into The Boeing Co.	9.000%	1/8/27	4,500	928,656 (a)
Citigroup Global Markets Holdings Inc. into Alphabet Inc.	9.000%	7/29/26	4,000	840,543 (a)
Citigroup Global Markets Holdings Inc. into Cisco Systems Inc.	8.000%	10/28/26	28,000	2,076,660 (a)
Citigroup Global Markets Holdings Inc. into International Business Machines Corp.	8.500%	8/21/26	5,000	1,200,936 (a)
JPMorgan Chase Bank NA into Marvell Technology Inc.	12.000%	1/7/27	15,000	1,416,979 (a)
JPMorgan Chase Bank NA into Microsoft Inc.	7.000%	10/15/26	2,000	789,547 (a)
JPMorgan Chase Bank NA into SLB Ltd.	10.000%	1/11/27	34,000	1,481,538 (a)
Merrill Lynch BV into Microchip Technology Inc.	12.000%	12/29/26	22,000	1,398,975 (a)(b)
Merrill Lynch BV into United Health Group Inc.	9.000%	9/25/26	6,000	1,667,790 (a)(b)
Mizuho Markets Cayman LP into Meta Platforms Inc.	10.000%	12/7/26	1,600	928,588 (a)
Mizuho Markets Cayman LP into Microsoft Corp.	7.250%	1/7/27	2,250	900,494 (a)
Mizuho Markets Cayman LP into Schlumberger NV	10.000%	7/27/26	25,000	1,041,996 (a)
Mizuho Markets Cayman LP into The Home Depot Inc.	7.500%	7/27/26	2,500	844,842 (a)
Morgan Stanley Finance II Ltd. into Amazon.com Inc.	9.000%	1/8/27	3,777	824,183 (a)
Morgan Stanley Finance II Ltd. into Amgen Inc.	8.000%	12/16/26	3,500	1,189,807 (a)
Royal Bank of Canada into Analog Devices Inc.	10.000%	11/16/26	8,000	2,051,654 (a)
Royal Bank of Canada into Oracle Corp.	10.000%	5/13/26	800	117,688 (a)
Royal Bank of Canada into QUALCOMM Inc.	10.000%	2/12/27	5,000	685,809 (a)
Royal Bank of Canada into Texas Instruments Inc.	9.000%	7/21/26	11,000	2,204,843 (a)
Toronto-Dominion Bank into Amazon.com Inc.	10.000%	10/13/26	2,200	468,750 (a)
Toronto-Dominion Bank into Apple Inc.	7.000%	4/13/26	5,000	1,243,459 (a)
Toronto-Dominion Bank into Lowe’s Cos. Inc.	7.500%	8/19/26	4,700	1,099,495 (a)
Toronto-Dominion Bank into QUALCOMM Inc.	10.000%	11/25/26	3,450	479,085 (a)
Toronto-Dominion Bank into Starbucks Corp.	9.000%	1/27/27	25,300	2,314,237 (a)
Wells Fargo Bank NA into Salesforce.com Inc.	9.000%	6/15/26	2,500	479,300 (a)
Wells Fargo Bank NA into The Home Depot Inc.	7.500%	1/11/27	4,700	1,582,429 (a)
Wells Fargo Bank NA into United Parcel Service Inc.	11.000%	1/11/27	10,789	1,084,821 (a)

Total Equity-Linked Securities (Cost — $39,103,320)				38,896,046
			Shares
Convertible Preferred Stocks — 7.5%
Financials — 0.8%
Capital Markets — 0.8%
Ares Management Corp., Non Voting Shares	6.750%		15,909	575,588
KKR & Co. Inc.	6.250%		7,500	301,650

Industrials — 1.1%
Aerospace & Defense — 1.1%
Boeing Co.	6.000%		19,525	1,266,782

Information Technology — 1.6%
Software — 1.0%
Oracle Corp., Non Voting Shares	6.500%		24,930	1,122,099
Technology Hardware, Storage & Peripherals — 0.6%
Hewlett Packard Enterprise Co.	7.625%		10,586	682,903

Total Information Technology				1,805,002
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Income Equity Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Materials — 1.8%
Chemicals — 1.8%
Albemarle Corp., Non Voting Shares	7.250%	29,071	$2,088,751

Utilities — 2.2%
Electric Utilities — 2.2%
NextEra Energy Inc.	7.299%	28,823	1,613,512
PPL Corp., Non Voting Shares	7.000%	6,000	307,740
Southern Co.	7.125%	11,000	565,400

Total Convertible Preferred Stocks (Cost — $7,530,870)			8,524,425
Total Investments before Short-Term Investments (Cost — $99,155,033)			110,489,230

Short-Term Investments — 2.8%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $3,122,478)	3.536%	3,122,478	3,122,478 (c)(d)(e)
Total Investments — 100.4% (Cost — $102,277,511)			113,611,708
Liabilities in Excess of Other Assets — (0.4)%			(457,495)
Total Net Assets — 100.0%			$113,154,213

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $3,122,478 and the cost was $3,122,478 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 29.2%
Communication Services — 1.2%
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	$945,000	$983,342
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	616,000	615,710 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,350,000	1,339,734 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	6/1/29	1,250,000	1,233,591 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.375%	9/1/29	2,700,000	2,710,014 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	1,200,000	1,139,405 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	3/1/31	2,800,000	2,851,993 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	2,500,000	2,578,400 (a)
Total Media				12,468,847
Wireless Telecommunication Services — 0.2%
Connect Holding II LLC, Senior Secured Notes	10.500%	4/3/31	2,000,000	1,989,676 (a)
T-Mobile USA Inc., Senior Notes	5.050%	7/15/33	900,000	906,537
Total Wireless Telecommunication Services				2,896,213

Total Communication Services				16,348,402
Consumer Discretionary — 4.2%
Automobile Components — 0.3%
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	2,500,000	2,234,320 (a)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, Senior Secured Notes	10.000%	1/15/31	1,600,000	1,555,960 (a)
Total Automobile Components				3,790,280
Automobiles — 1.4%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,750,000	1,520,604
Ford Motor Co., Senior Notes	6.100%	8/19/32	9,300,000	9,381,947
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	3,000,000	3,166,094
General Motors Co., Senior Notes	5.600%	10/15/32	2,700,000	2,765,488
General Motors Financial Co. Inc., Senior Notes	5.800%	1/7/29	850,000	874,935
General Motors Financial Co. Inc., Senior Notes	6.400%	1/9/33	2,000,000	2,120,297
Total Automobiles				19,829,365
Hotels, Restaurants & Leisure — 2.0%
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	5,855,000	5,634,442 (a)
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	5,000,000	4,606,144 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	2,500,000	2,502,312 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	2,000,000	2,021,060 (a)
Expedia Group Inc., Senior Notes	3.800%	2/15/28	525,000	518,077
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Notes	6.750%	1/15/30	4,500,000	4,206,678 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	1,315,000	1,257,551 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	300,000	297,943 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	600,000	613,543 (a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.250%	5/15/27	775,000	772,630 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	700,000	734,156 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	6.250%	3/15/33	3,800,000	3,764,335 (a)
Total Hotels, Restaurants & Leisure				26,928,871
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Household Durables — 0.1%
Newell Brands Inc., Senior Notes	8.500%	6/1/28	$2,000,000	$2,065,500 (a)
Specialty Retail — 0.1%
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/33	1,000,000	1,005,867
Textiles, Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC, Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	7/15/33	3,689,170	3,931,705 (a)(b)

Total Consumer Discretionary				57,551,588
Consumer Staples — 0.8%
Food Products — 0.5%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.750%	4/1/33	2,530,000	2,613,149
Pilgrim’s Pride Corp., Senior Notes	6.250%	7/1/33	3,000,000	3,145,290
Post Holdings Inc., Senior Secured Notes	6.250%	2/15/32	700,000	708,113 (a)
Total Food Products				6,466,552
Personal Care Products — 0.1%
Opal Bidco SAS, Senior Secured Notes	6.500%	3/31/32	2,000,000	2,003,138 (a)
Tobacco — 0.2%
BAT Capital Corp., Senior Notes	7.750%	10/19/32	850,000	976,486
BAT Capital Corp., Senior Notes	6.421%	8/2/33	500,000	542,477
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	500,000	514,149
Total Tobacco				2,033,112

Total Consumer Staples				10,502,802
Energy — 3.2%
Energy Equipment & Services — 0.3%
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	748,000	762,790 (a)
Weatherford International Ltd., Senior Notes	6.750%	10/15/33	3,000,000	3,067,257 (a)
Total Energy Equipment & Services				3,830,047
Oil, Gas & Consumable Fuels — 2.9%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	7/15/28	1,500,000	1,555,838 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	9.750%	2/15/31	2,500,000	2,657,402 (a)
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	9.250%	7/15/29	300,000	305,625 (a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	3.700%	11/15/29	800,000	777,487
Energy Transfer LP, Senior Notes	5.750%	2/15/33	2,500,000	2,600,983
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	7.250%	2/15/35	2,500,000	2,494,311 (a)
Kinder Morgan Inc., Senior Notes	5.200%	6/1/33	515,000	523,749
Kinder Morgan Inc., Senior Notes	5.400%	2/1/34	775,000	792,899
Matador Resources Co., Senior Notes	6.500%	4/15/32	450,000	455,229 (a)
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,000,000	2,151,653
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	5,000,000	5,116,080 (a)
Venture Global LNG Inc., Senior Secured Notes	8.375%	6/1/31	3,500,000	3,641,734 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	5,000,000	5,372,390 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	3,000,000	3,086,928 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	4,000,000	4,166,328 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	2,000,000	2,242,806 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	$1,600,000	$1,521,169
Total Oil, Gas & Consumable Fuels				39,462,611

Total Energy				43,292,658
Financials — 4.1%
Banks — 2.0%
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	1,500,000	1,474,421 (c)
Bank of America Corp., Subordinated Notes (5.425% to 8/15/34 then SOFR + 1.913%)	5.425%	8/15/35	1,500,000	1,497,172 (c)
Barclays PLC, Junior Subordinated Notes (7.625% to 9/15/35 then USD 5 year SOFR ICE Swap Rate + 3.686%)	7.625%	3/15/35	1,000,000	1,010,156 (c)(d)
Barclays PLC, Senior Notes (7.437% to 11/2/32 then 1 year Treasury Constant Maturity Rate + 3.500%)	7.437%	11/2/33	1,465,000	1,638,763 (c)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	2,750,000	2,771,197 (c)(d)
Citigroup Inc., Senior Notes (6.270% to 11/17/32 then SOFR + 2.338%)	6.270%	11/17/33	500,000	534,641 (c)
Citigroup Inc., Subordinated Notes (6.020% to 1/24/35 then SOFR + 1.830%)	6.020%	1/24/36	1,000,000	1,021,446 (c)
Citigroup Inc., Subordinated Notes (6.174% to 5/25/33 then SOFR + 2.661%)	6.174%	5/25/34	1,500,000	1,553,437 (c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	2,000,000	2,053,430 (c)(d)
JPMorgan Chase & Co., Senior Notes (5.040% to 1/23/27 then SOFR + 1.190%)	5.040%	1/23/28	980,000	985,092 (c)
Keybank National Association, Subordinated Notes	4.900%	8/8/32	615,000	604,897
PNC Financial Services Group Inc., Senior Notes (5.068% to 1/24/33 then SOFR + 1.933%)	5.068%	1/24/34	510,000	510,159 (c)
Truist Financial Corp., Subordinated Notes (4.916% to 7/28/32 then SOFR + 2.240%)	4.916%	7/28/33	2,540,000	2,492,126 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	2,500,000	2,610,366 (c)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	5,000,000	5,020,143 (c)(d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,101,000	1,117,850 (c)
Total Banks				26,895,296
Capital Markets — 1.1%
Charles Schwab Corp., Senior Notes (5.853% to 5/19/33 then SOFR + 2.500%)	5.853%	5/19/34	490,000	514,909 (c)
Charles Schwab Corp., Senior Notes (6.196% to 11/17/28 then SOFR + 1.878%)	6.196%	11/17/29	500,000	522,717 (c)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	1,000,000	1,019,938 (c)(d)
Goldman Sachs Group Inc., Senior Notes (6.561% to 10/24/33 then SOFR + 1.950%)	6.561%	10/24/34	825,000	897,278 (c)
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	7,500,000	7,248,877 (c)
Morgan Stanley, Senior Notes (5.250% to 4/21/33 then SOFR + 1.870%)	5.250%	4/21/34	3,900,000	3,913,571 (c)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	1,148,000	1,228,828 (c)
Total Capital Markets				15,346,118
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — 0.4%
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	$765,000	$767,208 (c)
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	1,000,000	1,023,782 (c)
Capital One Financial Corp., Senior Notes (7.624% to 10/30/30 then SOFR + 3.070%)	7.624%	10/30/31	2,500,000	2,762,015 (c)
Capital One Financial Corp., Subordinated Notes	3.750%	7/28/26	600,000	598,665
Total Consumer Finance				5,151,670
Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.750%	6/6/28	500,000	512,382
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.950%	9/10/34	750,000	729,259
Fiserv Inc., Senior Notes	5.600%	3/2/33	400,000	404,435
Macquarie Airfinance Holdings Ltd., Senior Notes	6.400%	3/26/29	500,000	518,224 (a)
Total Financial Services				2,164,300
Insurance — 0.5%
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	4,000,000	4,153,152 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	2,000,000	1,943,145 (a)
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	615,000	541,613
Five Corners Funding Trust III, Senior Notes	5.791%	2/15/33	490,000	505,704 (a)
Total Insurance				7,143,614

Total Financials				56,700,998
Health Care — 5.6%
Biotechnology — 0.2%
AbbVie Inc., Senior Notes	4.550%	3/15/35	520,000	505,097
Genmab A/S/Genmab Finance LLC, Senior Notes	7.250%	12/15/33	500,000	523,823 (a)
Genmab A/S/Genmab Finance LLC, Senior Secured Notes	6.250%	12/15/32	1,500,000	1,538,935 (a)
Total Biotechnology				2,567,855
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	675,000	697,781 (a)
GE HealthCare Technologies Inc., Senior Notes	5.905%	11/22/32	475,000	501,260
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	1,135,000	1,098,591 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	450,000	459,105 (a)
Total Health Care Equipment & Supplies				2,756,737
Health Care Providers & Services — 4.6%
Centene Corp., Senior Notes	4.625%	12/15/29	1,600,000	1,519,900
Centene Corp., Senior Notes	2.500%	3/1/31	2,030,000	1,704,679
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	2,000,000	1,925,336 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	9,500,000	8,270,459 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	8,000,000	8,592,888 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	10,000,000	10,391,181 (a)
CVS Health Corp., Junior Subordinated Notes (6.750% to 12/10/34 then 5 year Treasury Constant Maturity Rate + 2.516%)	6.750%	12/10/54	2,500,000	2,532,370 (c)
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	2,500,000	2,578,170 (c)
CVS Health Corp., Senior Notes	5.250%	2/21/33	1,000,000	1,011,867
DaVita Inc., Senior Notes	4.625%	6/1/30	2,520,000	2,424,493 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
DaVita Inc., Senior Notes	6.875%	9/1/32	$500,000	$512,651 (a)
DaVita Inc., Senior Notes	6.750%	7/15/33	1,000,000	1,018,118 (a)
Fresenius Medical Care US Finance III Inc., Senior Notes	2.375%	2/16/31	645,000	572,338 (a)
HCA Inc., Senior Notes	5.625%	9/1/28	2,935,000	2,994,360
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	2,363,000	2,369,851
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	2,500,000	2,531,590 (a)
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	6,000,000	5,821,657
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	3,500,000	3,527,132
Tenet Healthcare Corp., Senior Secured Notes	6.750%	5/15/31	2,500,000	2,556,820
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	500,000	513,578
Total Health Care Providers & Services				63,369,438
Pharmaceuticals — 0.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	2,000,000	2,049,378 (a)
Endo Finance Holdings LP, Senior Secured Notes	8.500%	4/15/31	500,000	523,924 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Notes	5.125%	4/30/31	3,000,000	2,447,955 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV, Senior Secured Notes	4.125%	4/30/28	2,000,000	1,941,867 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	600,000	615,255
Total Pharmaceuticals				7,578,379

Total Health Care				76,272,409
Industrials — 2.7%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	5.150%	5/1/30	3,060,000	3,112,325
Boeing Co., Senior Notes	6.528%	5/1/34	1,500,000	1,634,640
Bombardier Inc., Senior Notes	7.250%	7/1/31	600,000	629,500 (a)
TransDigm Inc., Senior Notes	6.375%	5/31/33	4,000,000	3,981,833 (a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	600,000	608,034 (a)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	2,500,000	2,501,384 (a)
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	3,000,000	3,041,565 (a)
Total Aerospace & Defense				15,509,281
Building Products — 0.2%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	850,000	794,124
Emerald Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	500,000	509,155 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,000,000	1,014,753 (a)
Total Building Products				2,318,032
Commercial Services & Supplies — 0.2%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,000,000	2,026,028 (a)
Electrical Equipment — 0.1%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	1,000,000	1,048,214
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	500,000	528,727
Total Electrical Equipment				1,576,941
Passenger Airlines — 0.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,000,000	995,171 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	1,741,667	1,739,775 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	5,250,000	4,968,696 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,500,000	2,454,447 (a)
Total Passenger Airlines				10,158,089
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Trading Companies & Distributors — 0.4%
Ashtead Capital Inc., Senior Notes	4.250%	11/1/29	$550,000	$539,268 (a)
Ashtead Capital Inc., Senior Notes	5.550%	5/30/33	2,000,000	2,020,497 (a)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	3,000,000	3,078,252 (a)
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	485,000	493,418 (a)
Total Trading Companies & Distributors				6,131,435

Total Industrials				37,719,806
Information Technology — 2.0%
IT Services — 0.2%
CoreWeave Inc., Senior Notes	9.000%	2/1/31	2,000,000	1,905,538 (a)
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	3.469%	4/15/34	1,315,000	1,184,749
NXP BV/NXP Funding LLC, Senior Notes	5.550%	12/1/28	500,000	511,591
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	750,000	759,290 (a)
Qnity Electronics Inc., Senior Secured Notes	5.750%	8/15/32	750,000	751,831 (a)
Total Semiconductors & Semiconductor Equipment				3,207,461
Software — 1.5%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	6,000,000	5,793,772 (a)
Cloud Software Group Inc., Senior Secured Notes	6.500%	3/31/29	2,900,000	2,832,010 (a)
McAfee Corp., Senior Notes	7.375%	2/15/30	3,400,000	2,812,773 (a)
Oracle Corp., Senior Notes	2.875%	3/25/31	650,000	577,460
Oracle Corp., Senior Notes	6.250%	11/9/32	3,220,000	3,305,688
Oracle Corp., Senior Notes	5.700%	2/4/36	1,000,000	961,922
Salesforce Inc., Senior Notes	5.550%	3/15/36	4,250,000	4,238,383
Total Software				20,522,008
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp., Senior Notes	5.750%	2/1/33	300,000	311,967
Hewlett Packard Enterprise Co., Senior Notes	5.000%	10/15/34	750,000	726,239
HP, Inc., Senior Notes	5.500%	1/15/33	750,000	759,616
Total Technology Hardware, Storage & Peripherals				1,797,822

Total Information Technology				27,432,829
Materials — 3.0%
Chemicals — 1.1%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	3,000,000	2,891,010 (a)
Celanese US Holdings LLC, Senior Notes	7.379%	7/15/32	2,500,000	2,611,710
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	500,000	515,050 (a)
SCIH Salt Holdings Inc., Senior Notes	6.625%	5/1/29	1,250,000	1,244,800 (a)
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	1,155,000	1,142,507 (a)
Tronox Inc., Senior Notes	4.625%	3/15/29	3,000,000	2,405,520 (a)
Tronox Inc., Senior Secured Notes	9.125%	9/30/30	5,000,000	4,998,546 (a)
Total Chemicals				15,809,143
Containers & Packaging — 1.3%
Ardagh Group SA, Senior Secured Notes	9.500%	12/1/30	4,702,000	4,933,874 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	675,000	618,564 (a)
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	3,000,000	2,842,001 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Containers & Packaging — continued
Mauser Packaging Solutions Holding Co., Secured Notes	9.250%	4/15/30	$3,000,000	$2,789,933 (a)
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/30	6,500,000	6,504,648 (a)
Total Containers & Packaging				17,689,020
Metals & Mining — 0.6%
Alcoa Nederland Holding BV, Senior Notes	4.125%	3/31/29	825,000	802,663 (a)
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	485,000	535,625
Cleveland-Cliffs Inc., Senior Notes	6.750%	4/15/30	1,000,000	976,243 (a)
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	3,000,000	2,906,407 (a)
Fortescue Treasury Pty Ltd., Senior Notes	4.375%	4/1/31	1,000,000	945,745 (a)
Fortescue Treasury Pty Ltd., Senior Notes	6.125%	4/15/32	770,000	787,500 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	775,000	786,804
Total Metals & Mining				7,740,987

Total Materials				41,239,150
Real Estate — 0.5%
Diversified REITs — 0.3%
Healthpeak OP LLC, Senior Notes	5.250%	12/15/32	500,000	503,572
VICI Properties LP, Senior Notes	5.125%	5/15/32	3,300,000	3,253,567
Total Diversified REITs				3,757,139
Specialized REITs — 0.2%
American Tower Corp., Senior Notes	5.550%	7/15/33	1,250,000	1,285,128
Crown Castle Inc., Senior Notes	5.100%	5/1/33	300,000	295,917
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,500,000	1,500,546 (a)
Total Specialized REITs				3,081,591

Total Real Estate				6,838,730
Utilities — 1.9%
Electric Utilities — 1.7%
American Electric Power Co. Inc., Senior Notes	5.625%	3/1/33	300,000	310,145
Dominion Energy Inc., Senior Notes	3.375%	4/1/30	300,000	286,535
NextEra Energy Capital Holdings Inc., Senior Notes	5.250%	3/15/34	500,000	506,391
NRG Energy Inc., Senior Notes	3.625%	2/15/31	1,320,000	1,216,217 (a)
NRG Energy Inc., Senior Notes	6.000%	2/1/33	2,000,000	2,001,790 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	1,500,000	1,513,181 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	3,500,000	3,470,257 (a)
NRG Energy Inc., Senior Secured Notes	7.000%	3/15/33	750,000	812,336 (a)
PG&E Corp., Senior Secured Notes	5.250%	7/1/30	1,000,000	987,322
Southern Co., Junior Subordinated Notes (6.000% to 4/1/33 then 5 year Treasury Constant Maturity Rate + 1.993%)	6.000%	4/1/58	3,500,000	3,518,749 (c)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	1,000,000	1,028,935 (c)
Southern Co., Senior Notes	5.700%	10/15/32	480,000	502,582
Vistra Operations Co. LLC, Senior Notes	4.375%	5/1/29	1,500,000	1,465,242 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	1,500,000	1,571,943 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	2,900,000	3,003,058 (a)
Vistra Operations Co. LLC, Senior Secured Notes	3.700%	1/30/27	535,000	530,774 (a)
Vistra Operations Co. LLC, Senior Secured Notes	6.950%	10/15/33	800,000	871,071 (a)
Total Electric Utilities				23,596,528
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	$2,000,000	$2,022,430 (a)(c)(d)

Total Utilities				25,618,958
Total Corporate Bonds & Notes (Cost — $394,719,005)				399,518,330
			Shares
Common Stocks — 27.2%
Communication Services — 1.8%
Diversified Telecommunication Services — 1.8%
	Verizon Communications Inc.		481,085	24,150,467

Consumer Discretionary — 1.0%
Broadline Retail — 0.2%
	Amazon.com Inc.		10,155	2,115,076 *
Hotels, Restaurants & Leisure — 0.3%
	McDonald’s Corp.		12,614	3,920,305
Specialty Retail — 0.5%
	Home Depot Inc.		110	36,178
	Lowe’s Cos. Inc.		31,188	7,369,100
Total Specialty Retail				7,405,278

Total Consumer Discretionary				13,440,659
Consumer Staples — 6.3%
Beverages — 2.2%
	Coca-Cola Co.		153,554	11,677,782
	PepsiCo Inc.		120,805	18,759,808
Total Beverages				30,437,590
Consumer Staples Distribution & Retail — 0.3%
	Target Corp.		31,309	3,794,651
Food Products — 1.2%
	Mondelez International Inc., Class A Shares		125,358	7,225,635
	Nestle SA, ADR		98,776	9,788,702
Total Food Products				17,014,337
Household Products — 1.9%
	Procter & Gamble Co.		178,615	25,799,151
Tobacco — 0.7%
	Philip Morris International Inc.		54,269	8,972,836

Total Consumer Staples				86,018,565
Energy — 4.4%
Oil, Gas & Consumable Fuels — 4.4%
	Chevron Corp.		93,514	19,348,047
	ConocoPhillips		41,704	5,504,928
	Exxon Mobil Corp.		127,840	21,689,334
	Shell PLC, ADR		153,406	14,266,758

Total Energy				60,809,067
Financials — 2.5%
Banks — 2.0%
	Bank of America Corp.		172,721	8,420,149
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Fifth Third Bancorp	86,047	$3,997,743
JPMorgan Chase & Co.	130	38,241
Truist Financial Corp.	182,240	8,377,573
US Bancorp	126,416	6,574,896
Total Banks		27,408,602
Capital Markets — 0.5%
Morgan Stanley	38,283	6,300,233

Total Financials		33,708,835
Health Care — 2.1%
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	216	22,177
Medtronic PLC	101,161	8,765,600
Total Health Care Equipment & Supplies		8,787,777
Pharmaceuticals — 1.5%
Pfizer Inc.	270,456	7,594,405
Roche Holding AG, ADR	248,554	12,355,619
Total Pharmaceuticals		19,950,024

Total Health Care		28,737,801
Industrials — 1.6%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	14,634	8,844,643
Air Freight & Logistics — 0.0%††
United Parcel Service Inc., Class B Shares	114	11,216
Ground Transportation — 0.3%
Union Pacific Corp.	15,144	3,674,237
Industrial Conglomerates — 0.7%
Siemens AG, Registered Shares	39,416	9,371,485

Total Industrials		21,901,581
Information Technology — 1.4%
Communications Equipment — 0.3%
Cisco Systems Inc.	57,039	4,425,656
IT Services — 0.5%
International Business Machines Corp.	27,567	6,681,965
Semiconductors & Semiconductor Equipment — 0.3%
Texas Instruments Inc.	21,977	4,266,615
Software — 0.1%
Microsoft Corp.	5,852	2,166,235
Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies Inc., Class C Shares	14,007	2,298,969

Total Information Technology		19,839,440
Materials — 1.7%
Chemicals — 1.7%
Air Products & Chemicals Inc.	40,196	11,676,536
LyondellBasell Industries NV, Class A Shares	144,175	11,614,738

Total Materials		23,291,274
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Utilities — 4.4%
Electric Utilities — 2.4%
Duke Energy Corp.			130,290	$17,060,173
Southern Co.			118,927	11,478,834
Xcel Energy Inc.			55,575	4,414,878
Total Electric Utilities				32,953,885
Multi-Utilities — 2.0%
Dominion Energy Inc.			121,016	7,481,209
DTE Energy Co.			109,884	16,067,238
Sempra			41,100	3,993,687
Total Multi-Utilities				27,542,134

Total Utilities				60,496,019
Total Common Stocks (Cost — $336,918,411)				372,393,708
	Rate	Maturity Date
Equity-Linked Securities — 20.7%
Other — 20.7%
Barclays Bank PLC into AbbVie Inc.	8.500%	12/16/26	60,000	13,022,880 (a)
Barclays Bank PLC into Capital One Financial Corp.	8.000%	3/15/27	33,000	6,161,378 (a)
Barclays Bank PLC into Hewlett Packard Enterprise Co.	10.000%	7/29/26	200,000	4,484,745 (a)
Barclays Bank PLC into Micron Technology Inc.	10.000%	9/8/26	25,000	3,739,975 (a)
Barclays Bank PLC into Nike Inc.	10.000%	2/12/27	125,000	6,989,511 (a)
BNP Paribas Issuance BV into Accenture PLC	8.000%	3/15/27	17,000	3,414,077 (a)
BNP Paribas Issuance BV into AstraZeneca PLC	7.500%	10/14/26	110,000	9,167,278 (a)
BNP Paribas Issuance BV into Freeport-McMoRan Inc.	10.000%	8/28/26	97,000	4,522,534 (a)
BNP Paribas Issuance BV into Salesforce Inc.	10.000%	3/29/27	42,000	7,957,502 (a)
BNP Paribas Issuance BV into Target Corp.	11.000%	10/7/26	25,000	2,647,697 (a)
BNP Paribas SA into Texas Instruments Inc.	9.000%	7/1/26	25,000	4,963,404 (a)
Citigroup Global Markets Holdings Inc. into Alphabet Inc.	9.000%	7/29/26	20,000	4,202,715 (a)
Citigroup Global Markets Holdings Inc. into Cisco Systems Inc.	8.000%	10/28/26	165,000	12,237,464 (a)
Citigroup Global Markets Holdings Inc. into Freeport- Mcmoran Inc.	12.000%	6/9/26	50,000	2,251,029 (a)
Citigroup Global Markets Holdings Inc. into International Business Machines Corp.	8.500%	8/21/26	30,000	7,205,614 (a)
Citigroup Global Markets Holdings Inc. into Workday Inc.	10.000%	2/24/27	20,000	2,692,862 (a)
JPMorgan Chase Bank NA into Blackrock Inc.	8.000%	4/1/27	6,000	5,763,978 (a)
JPMorgan Chase Bank NA into Marvell Technology Inc.	12.000%	1/7/27	110,000	10,391,182 (a)
JPMorgan Chase Bank NA into SLB Ltd.	10.000%	1/11/27	75,000	3,268,098 (a)
JPMorgan Structured Products BV into The Home Depot Inc.	8.000%	10/20/26	11,500	3,968,069 (a)
Merrill Lynch BV into Bank of America Corp.	10.000%	7/1/26	11,000	3,112,576 (a)
Merrill Lynch BV into Bank of America Corp.	11.000%	9/3/26	50,000	3,187,044 (a)
Merrill Lynch BV into Bank of America Corp.	8.000%	3/3/27	50,000	4,737,929 (e)
Merrill Lynch BV into United Health Group Inc.	9.000%	9/25/26	7,500	2,084,737 (a)(e)
Mizuho Markets Cayman LP into Meta Platforms Inc.	10.000%	12/7/26	7,250	4,207,663 (a)
Mizuho Markets Cayman LP into Microsoft Corp.	7.250%	1/7/27	10,900	4,362,392 (a)
Mizuho Markets Cayman LP into Mizuho Bank Ltd.	10.000%	4/15/26	50,000	3,282,052 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Shares	Value
Mizuho Markets Cayman LP into Mizuho Bank Ltd.	10.000%	6/15/26	14,000	$4,326,791 (a)
Mizuho Markets Cayman LP into Schlumberger NV	10.000%	7/27/26	110,000	4,584,783 (a)
Mizuho Markets Cayman LP into The Home Depot Inc.	7.500%	7/27/26	14,500	4,900,084 (a)
Morgan Stanley Finance II Ltd. into Amazon.com Inc.	9.000%	1/8/27	24,000	5,237,064 (a)
Morgan Stanley Finance LLC into JP Morgan Chase & Co.	8.000%	3/30/27	40,000	11,555,434 (a)
Morgan Stanley Into International Business Machines Corp.	8.000%	4/8/27	14,000	3,536,790 (a)
Royal Bank of Canada into Analog Devices Inc.	10.000%	11/16/26	23,500	6,026,733 (a)
Royal Bank of Canada into Oracle Corp.	10.000%	5/13/26	14,400	2,118,382 (a)
Royal Bank of Canada into QUALCOMM Inc.	10.000%	2/12/27	30,000	4,114,857 (a)
Royal Bank of Canada into Texas Instruments Inc.	8.500%	8/20/26	20,000	3,804,555 (a)
Toronto-Dominion Bank into Amazon.com Inc.	10.000%	10/13/26	11,000	2,343,752 (a)
Toronto-Dominion Bank into Lowe’s Cos. Inc.	7.500%	8/19/26	20,000	4,678,702 (a)
Toronto-Dominion Bank into QUALCOMM Inc.	10.000%	11/25/26	24,000	3,332,764 (a)
Toronto-Dominion Bank into Starbucks Corp.	9.000%	1/27/27	55,000	5,030,949 (a)
UBS AG into Abbott Laboratories	8.000%	4/12/27	150,000	15,486,943 (a)(f)
UBS AG into Accenture PLC	8.000%	7/13/26	7,500	1,559,613 (a)
UBS AG into Bank of America Corp.	8.000%	3/3/27	100,000	5,028,925 (a)
UBS AG into Exxon Mobil Corp.	7.500%	12/4/26	87,000	11,262,975 (a)
UBS AG into Texas Instruments Inc.	10.000%	2/24/27	30,000	6,124,070 (a)
Wells Fargo Bank NA into Amazon.com	9.000%	2/26/27	25,000	5,112,453 (a)
Wells Fargo Bank NA into Microsoft Corp.	8.000%	3/8/27	28,000	10,746,861 (a)
Wells Fargo Bank NA into NextEra Energy Inc.	9.500%	10/22/26	50,000	4,469,861 (a)
Wells Fargo Bank NA into Starbucks Corp.	9.000%	8/10/26	20,000	1,837,626 (a)
Wells Fargo Bank NA into Target Corp.	10.000%	5/13/26	33,000	3,961,555 (a)
Wells Fargo Bank NA into The Home Depot Inc.	7.500%	1/11/27	23,000	7,743,801 (a)

Total Equity-Linked Securities (Cost — $281,200,251)				282,952,708
			Face Amount
U.S. Government & Agency Obligations — 7.8%
U.S. Government Obligations — 7.8%
U.S. Treasury Bonds	5.000%	5/15/45	$7,000,000	7,092,969
U.S. Treasury Bonds	4.500%	11/15/54	2,000,000	1,868,906
U.S. Treasury Bonds	4.750%	5/15/55	17,000,000	16,558,399
U.S. Treasury Bonds	4.625%	11/15/55	6,000,000	5,733,750
U.S. Treasury Notes	3.375%	11/30/27	6,000,000	5,956,172
U.S. Treasury Notes	4.625%	4/30/29	2,500,000	2,557,031
U.S. Treasury Notes	4.250%	1/31/30	7,000,000	7,089,141
U.S. Treasury Notes	3.500%	2/28/31	15,000,000	14,709,961
U.S. Treasury Notes	3.750%	11/30/32	6,000,000	5,873,086
U.S. Treasury Notes	4.000%	2/15/34	4,000,000	3,946,250
U.S. Treasury Notes	4.250%	11/15/34	4,000,000	3,999,609
U.S. Treasury Notes	4.250%	5/15/35	10,000,000	9,975,195
U.S. Treasury Notes	4.000%	11/15/35	22,500,000	21,949,805

Total U.S. Government & Agency Obligations (Cost — $107,237,765)				107,310,274
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Mortgage-Backed Securities — 5.5%
FHLMC — 1.8%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/53- 11/1/54	$5,042,475	$4,983,369
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/53- 3/1/56	17,104,527	17,200,223
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/55	2,336,542	2,383,610
Total FHLMC				24,567,202
FNMA — 1.0%
Federal National Mortgage Association (FNMA)	5.000%	5/1/53- 11/1/53	2,187,661	2,167,058
Federal National Mortgage Association (FNMA)	5.500%	11/1/54- 1/1/56	9,727,163	9,780,212
Federal National Mortgage Association (FNMA)	6.000%	8/1/55	2,062,027	2,103,091
Total FNMA				14,050,361
GNMA — 2.7%
Government National Mortgage Association (GNMA) II	5.000%	9/20/54- 12/20/55	5,623,820	5,578,771
Government National Mortgage Association (GNMA) II	5.500%	5/20/55- 3/20/56	26,598,595	26,816,251
Government National Mortgage Association (GNMA) II	6.000%	8/20/55- 1/20/56	4,409,448	4,492,472
Total GNMA				36,887,494

Total Mortgage-Backed Securities (Cost — $75,406,122)				75,505,057
			Shares
Convertible Preferred Stocks — 4.6%
Financials — 0.8%
Capital Markets — 0.8%
Ares Management Corp., Non Voting Shares	6.750%		181,054	6,550,534
KKR & Co. Inc.	6.250%		109,916	4,420,821

Industrials — 0.5%
Aerospace & Defense — 0.5%
Boeing Co.	6.000%		115,469	7,491,629

Information Technology — 0.6%
Software — 0.6%
Oracle Corp., Non Voting Shares	6.500%		178,563	8,037,121

Materials — 1.1%
Chemicals — 1.1%
Albemarle Corp., Non Voting Shares	7.250%		212,102	15,239,529

Utilities — 1.6%
Electric Utilities — 1.6%
NextEra Energy Inc.	7.299%		119,867	6,710,154
NextEra Energy Inc.	7.234%		126,029	6,621,564
PPL Corp., Non Voting Shares	7.000%		43,069	2,209,009
Southern Co.	7.125%		110,493	5,679,340

Total Convertible Preferred Stocks (Cost — $57,784,108)				62,959,701
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Income Focus ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 0.4%
Health Care — 0.4%
Health Care Equipment & Supplies — 0.4%
Hologic Inc., Second Lien Term Loan	—	1/1/40	$4,500,000	$4,449,118 (g)
Hologic Inc., Term Loan B	—	1/14/33	1,500,000	1,483,973 (g)
Total Health Care Equipment & Supplies				5,933,091
Health Care Technology — 0.0%††
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.417%	12/31/30	164,041	164,000 (c)(h)(i)

Total Senior Loans (Cost — $6,114,962)				6,097,091
Total Investments before Short-Term Investments (Cost — $1,259,380,624)				1,306,736,869
			Shares
Short-Term Investments — 5.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $74,158,691)	3.536%		74,158,691	74,158,691 (j)(k)(l)
Total Investments — 100.8% (Cost — $1,333,539,315)				1,380,895,560
Liabilities in Excess of Other Assets — (0.8)%				(10,420,679)
Total Net Assets — 100.0%				$1,370,474,881

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(f)	Securities traded on a when-issued or delayed delivery basis.
(g)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $74,158,691 and the cost was $74,158,691 (Note 6).

(l)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
ICE	—	Intercontinental Exchange
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 1.2%
Interactive Media & Services — 1.2%
Alphabet Inc., Class A Shares	3,063	$880,796

Consumer Discretionary — 7.1%
Automobile Components — 0.5%
Hesai Group, ADR	21,655	414,044 *
Automobiles — 6.0%
BYD Co. Ltd., Class H Shares	30,000	404,837
Tesla Inc.	10,955	4,072,521 *
Total Automobiles		4,477,358
Household Durables — 0.6%
Garmin Ltd.	2,023	469,356

Total Consumer Discretionary		5,360,758
Energy — 3.1%
Energy Equipment & Services — 2.3%
Baker Hughes Co.	8,597	524,847
Oceaneering International Inc.	7,754	275,034 *
TechnipFMC PLC	13,215	913,553
Total Energy Equipment & Services		1,713,434
Oil, Gas & Consumable Fuels — 0.8%
Cameco Corp.	5,829	633,088

Total Energy		2,346,522
Health Care — 2.5%
Health Care Equipment & Supplies — 2.4%
Hoya Corp.	1,269	211,779
IDEXX Laboratories Inc.	560	314,658 *
Intuitive Surgical Inc.	2,730	1,258,503 *
Total Health Care Equipment & Supplies		1,784,940
Health Care Technology — 0.1%
HeartFlow Inc.	2,286	55,619 *

Total Health Care		1,840,559
Industrials — 24.7%
Aerospace & Defense — 9.8%
AeroVironment Inc.	199	36,427 *
Axon Enterprise Inc.	2,436	1,034,545 *
Curtiss-Wright Corp.	707	481,552
Elbit Systems Ltd.	744	631,723
Karman Holdings Inc.	6,624	530,251 *
Kratos Defense & Security Solutions Inc.	35,609	2,510,791 *
Leonardo DRS Inc.	8,390	373,523
Rheinmetall AG, ADR	1,641	551,392
Rocket Lab Corp.	19,291	1,238,868 *
Total Aerospace & Defense		7,389,072
Construction & Engineering — 3.3%
Dycom Industries Inc.	556	188,384 *
Legence Corp., Class A Shares	7,804	440,614 *
Quanta Services Inc.	2,847	1,563,060
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Valmont Industries Inc.	666	$266,113
Total Construction & Engineering		2,458,171
Electrical Equipment — 10.8%
Amprius Technologies Inc.	17,060	287,632 *
Bloom Energy Corp., Class A Shares	12,836	1,739,150 *
Contemporary Amperex Technology Co. Ltd., Class H Shares	7,098	555,422
Forgent Power Solutions Inc.	8,234	241,009 *
GE Vernova Inc.	3,109	2,713,846
Nextpower Inc., Class A Shares	3,990	480,994 *
nVent Electric PLC	3,417	404,163
Siemens Energy AG	3,806	623,805
Vertiv Holdings Co., Class A Shares	4,189	1,049,680
Total Electrical Equipment		8,095,701
Ground Transportation — 0.2%
Uber Technologies Inc.	1,981	142,493 *
Machinery — 0.6%
Symbotic Inc.	8,400	446,880 *

Total Industrials		18,532,317
Information Technology — 61.3%
Communications Equipment — 3.1%
Arista Networks Inc.	11,940	1,465,993 *
Ciena Corp.	1,159	449,959 *
Lumentum Holdings Inc.	577	405,492 *
Total Communications Equipment		2,321,444
Electronic Equipment, Instruments & Components — 11.5%
Advanced Energy Industries Inc.	1,289	415,973
Aeva Technologies Inc.	6,101	80,289 *
Amphenol Corp., Class A Shares	15,456	1,952,866
Celestica Inc.	14,262	4,017,320 *
Coherent Corp.	1,561	371,846 *
Fabrinet	836	435,991 *
TE Connectivity PLC	2,827	590,899
TTM Technologies Inc.	7,761	756,077 *
Total Electronic Equipment, Instruments & Components		8,621,261
IT Services — 2.2%
Cloudflare Inc., Class A Shares	7,282	1,502,568 *
CoreWeave Inc., Class A Shares	1,564	121,163 *
Total IT Services		1,623,731
Semiconductors & Semiconductor Equipment — 33.5%
Advanced Micro Devices Inc.	1,580	321,419 *
Advantest Corp.	2,275	290,721
Analog Devices Inc.	240	76,354
Applied Materials Inc.	3,444	1,177,125
ASM International NV	309	226,791
ASML Holding NV, Registered Shares	811	1,071,193
AXT Inc.	2,169	123,590 *
Broadcom Inc.	13,666	4,229,764
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Intelligent Machines ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Semiconductors & Semiconductor Equipment — continued
Infineon Technologies AG		3,428	$150,090
KLA Corp.		943	1,388,483
Lam Research Corp.		7,313	1,562,495
Marvell Technology Inc.		3,962	392,436
Monolithic Power Systems Inc.		570	623,209
NVIDIA Corp.		33,429	5,830,018
SiTime Corp.		1,411	487,289 *
SK hynix Inc.		1,097	577,990
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		12,924	4,367,666
Teradyne Inc.		6,748	2,000,512
Tower Semiconductor Ltd.		1,157	203,030 *
Total Semiconductors & Semiconductor Equipment			25,100,175
Software — 5.1%
Autodesk Inc.		2,983	714,130 *
Bentley Systems Inc., Class B Shares		4,093	143,746
Cadence Design Systems Inc.		1,261	350,394 *
CrowdStrike Holdings Inc., Class A Shares		325	126,883 *
Dassault Systemes SE		5,538	110,198
Descartes Systems Group Inc.		1,834	130,945 *
Nebius Group NV		4,435	460,176 *
Palantir Technologies Inc., Class A Shares		8,766	1,282,290 *
Palo Alto Networks Inc.		1,984	318,075 *
PTC Inc.		774	110,287 *
Samsara Inc., Class A Shares		2,410	76,373 *
Trimble Inc.		568	37,051 *
Total Software			3,860,548
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.		10,807	2,742,708
Everpure Inc., Class A Shares		8,561	505,441 *
Sandisk Corp.		1,273	808,788 *
Western Digital Corp.		1,446	391,129
Total Technology Hardware, Storage & Peripherals			4,448,066

Total Information Technology			45,975,225
Total Common Stocks (Cost — $56,294,463)			74,936,177
	Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)	3/31/40	225	0 *(a)(b)(c)
Total Investments — 99.9% (Cost — $56,294,463)			74,936,177
Other Assets in Excess of Liabilities — 0.1%			61,030
Total Net Assets — 100.0%			$74,997,207

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Intelligent Machines ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 75.0%
Australia — 3.2%
Australia Government Bond, Senior Notes	2.250%	5/21/28	9,000,000 AUD	$5,908,699 (a)
Australia Government Bond, Senior Notes	3.750%	5/21/34	4,000,000 AUD	2,550,911 (a)
New South Wales Treasury Corp., Senior Notes	3.000%	5/20/27	6,000,000 AUD	4,061,999 (a)
Queensland Treasury Corp., Senior Notes	3.250%	8/21/29	7,500,000 AUD	4,911,911 (a)
Western Australian Treasury Corp., Senior Notes	3.000%	10/21/26	8,000,000 AUD	5,477,156 (a)
Total Australia				22,910,676
Austria — 2.2%

Republic of Austria Government Bond, Senior Notes	1.500%	2/20/47	20,000,000 EUR	15,712,859 (a)
Belgium — 4.1%

Kingdom of Belgium Government Bond, Senior Notes	1.000%	6/22/31	28,000,000 EUR	29,214,397 (a)
Canada — 3.5%
Canadian Government Bond	1.250%	6/1/30	15,000,000 CAD	10,036,877
Canadian Government Bond	5.000%	6/1/37	14,500,000 CAD	11,814,827
Canadian Government Bond	2.000%	12/1/51	6,000,000 CAD	3,000,690
Total Canada				24,852,394
China — 12.4%
China Government Bond	2.850%	6/4/27	120,000,000 CNH	17,787,015
China Government Bond	2.670%	5/25/33	120,000,000 CNH	18,631,741
China Government Bond	2.520%	8/25/33	120,000,000 CNH	18,454,241
China Government Bond	2.350%	2/25/34	120,000,000 CNH	18,247,903
China Government Bond	4.280%	10/23/47	80,000,000 CNH	15,456,888
Total China				88,577,788
Cyprus — 0.9%

Cyprus Government International Bond, Senior Notes	1.500%	4/16/27	6,000,000 EUR	6,864,244 (a)
Finland — 1.8%

Finland Government Bond, Senior Notes	2.750%	7/4/28	11,000,000 EUR	12,734,236 (a)
France — 2.9%

French Republic Government Bond OAT	0.000%	11/25/29	20,000,000 EUR	20,758,417 (a)
Ireland — 2.3%

Ireland Government Bond, Senior Notes	1.350%	3/18/31	15,000,000 EUR	16,199,413 (a)
Italy — 3.1%
Italy Buoni Poliennali Del Tesoro, Senior Notes	1.250%	12/1/26	9,000,000 EUR	10,322,703 (a)
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.450%	9/1/50	15,000,000 EUR	12,184,600 (a)
Total Italy				22,507,303
Japan — 9.9%
Japan Government Five Year Bond	0.300%	6/20/28	3,500,000,000 JPY	21,530,056
Japan Government Ten Year Bond	0.100%	12/20/26	3,500,000,000 JPY	21,909,324
Japan Government Twenty Year Bond	1.500%	3/20/33	3,500,000,000 JPY	21,340,616
Japan Government Twenty Year Bond	0.500%	12/20/41	1,500,000,000 JPY	6,529,520
Total Japan				71,309,516
Mexico — 1.0%

Mexican Bonos, Bonds	8.000%	11/7/47	150,000,000 MXN	7,007,556
Netherlands — 2.2%

Netherlands Government Bond	0.500%	1/15/40	20,000,000 EUR	15,955,056 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Poland — 1.7%

Republic of Poland Government Bond	2.750%	10/25/29	50,000,000 PLN	$12,525,578
Romania — 1.5%

Romanian Government International Bond, Senior Notes	2.000%	1/28/32	11,000,000 EUR	10,583,840 (a)
South Korea — 2.2%
Korea Treasury Bond	5.250%	3/10/27	8,000,000,000 KRW	5,327,996
Korea Treasury Bond	4.750%	12/10/30	7,000,000,000 KRW	4,750,489
Korea Treasury Bond	4.250%	12/10/32	8,200,000,000 KRW	5,480,708
Total South Korea				15,559,193
Spain — 4.0%

Spain Government Bond, Senior Notes	1.250%	10/31/30	27,000,000 EUR	28,996,248 (a)
Supranational — 4.9%
Asian Development Bank, Senior Notes	2.350%	6/21/27	240,000,000 JPY	1,536,105
European Union, Senior Notes	2.750%	2/4/33	20,000,000 EUR	22,561,445 (a)
European Union, Senior Notes	0.300%	11/4/50	21,000,000 EUR	10,872,565 (a)
Total Supranational				34,970,115
Sweden — 3.6%

Sweden Government Bond	0.750%	5/12/28	250,000,000 SEK	25,524,464 (a)
United Kingdom — 7.6%
United Kingdom Gilt, Bonds	4.750%	12/7/30	20,000,000 GBP	26,911,382 (a)
United Kingdom Gilt, Bonds	0.875%	7/31/33	19,000,000 GBP	19,263,628 (a)
United Kingdom Gilt, Bonds	3.750%	1/29/38	7,000,000 GBP	8,152,110 (a)
Total United Kingdom				54,327,120

Total Sovereign Bonds (Cost — $529,832,433)				537,090,413
Corporate Bonds & Notes — 7.3%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.7%
Orange SA, Senior Notes	1.375%	3/20/28	1,500,000 EUR	1,679,258 (a)
Verizon Communications Inc., Senior Notes	4.750%	2/17/34	3,000,000 GBP	3,744,464

Total Communication Services				5,423,722
Consumer Staples — 0.9%
Beverages — 0.4%
Coca-Cola Europacific Partners PLC, Senior Notes	0.200%	12/2/28	3,000,000 EUR	3,199,142 (a)
Personal Care Products — 0.5%
Unilever Capital Corp., Senior Notes	3.400%	6/6/33	2,800,000 EUR	3,210,763 (a)

Total Consumer Staples				6,409,905
Financials — 3.6%
Banks — 2.7%
Bank of America Corp., Senior Notes (3 mo. EURIBOR + 0.900%)	3.261%	1/28/31	3,000,000 EUR	3,420,178 (a)(b)
Bank of Ireland Group PLC, Senior Notes (5.000% to 7/4/30 then 1 Year EUR Mid-Market Swap Rate + 2.050%)	5.000%	7/4/31	3,000,000 EUR	3,651,658 (a)(b)
BNP Paribas SA, Senior Notes (3 mo. EURIBOR + 1.370%)	4.250%	4/13/31	3,000,000 EUR	3,532,307 (a)(b)
Commerzbank AG, Senior Notes (3 mo. EURIBOR + 1.380%)	3.625%	1/14/32	3,500,000 EUR	4,009,927 (a)(b)
Nykredit Realkredit A/S, Senior Notes	3.375%	1/10/30	2,000,000 EUR	2,290,925 (a)
US Bancorp, Senior Notes (3 mo. EURIBOR + 1.200%)	4.009%	5/21/32	2,000,000 EUR	2,326,964 (b)
Total Banks				19,231,959
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Aggregate Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — 0.6%
Goldman Sachs Group Inc., Senior Notes	1.250%	2/7/29	1,000,000 EUR	$1,089,892 (a)
UBS Group AG, Senior Notes (4.750% to 3/17/31 then 1 Year EUR Mid-Market Swap Rate + 1.600%)	4.750%	3/17/32	3,000,000 EUR	3,619,706 (a)(b)
Total Capital Markets				4,709,598
Financial Services — 0.3%
Fiserv Inc., Senior Notes	1.625%	7/1/30	2,000,000 EUR	2,097,138

Total Financials				26,038,695
Industrials — 0.7%
Commercial Services & Supplies — 0.3%
RELX Finance BV, Senior Notes	0.500%	3/10/28	1,500,000 EUR	1,648,332 (a)
Construction & Engineering — 0.4%
Heathrow Funding Ltd., Senior Secured Notes	1.125%	10/8/30	3,000,000 EUR	3,071,214 (a)

Total Industrials				4,719,546
Information Technology — 0.8%
Technology Hardware, Storage & Peripherals — 0.8%
Apple Inc., Senior Notes	1.625%	11/10/26	1,500,000 EUR	1,723,868
Apple Inc., Senior Notes	3.050%	7/31/29	3,000,000 GBP	3,782,354

Total Information Technology				5,506,222
Utilities — 0.6%
Electric Utilities — 0.6%
Electricite de France SA, Senior Notes	5.875%	7/18/31	3,000,000 GBP	4,057,382

Total Corporate Bonds & Notes (Cost — $53,673,990)				52,155,472
Total Investments before Short-Term Investments (Cost — $583,506,423)				589,245,885
			Shares
Short-Term Investments — 9.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $69,987,874)	3.536%		69,987,874	69,987,874 (c)(d)(e)
Total Investments — 92.0% (Cost — $653,494,297)				659,233,759
Other Assets in Excess of Liabilities — 8.0%				56,959,828
Total Net Assets — 100.0%				$716,193,587

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $69,987,874 and the cost was $69,987,874 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin International Aggregate Bond ETF
Abbreviation(s) used in this schedule:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
PLN	—	Polish Zloty
SEK	—	Swedish Krona
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,086,660	AUD	17,400,000	BNP Paribas SA	4/30/26	$85,498
USD	7,812,053	CAD	10,650,000	BNP Paribas SA	4/30/26	146,475
USD	298,093	EUR	250,000	BNP Paribas SA	4/30/26	8,746
USD	9,584,742	EUR	8,000,000	BNP Paribas SA	4/30/26	325,625
USD	118,938,636	EUR	100,450,000	BNP Paribas SA	4/30/26	2,678,848
USD	5,509,134	GBP	4,000,000	BNP Paribas SA	4/30/26	214,925
USD	29,719,452	GBP	21,800,000	BNP Paribas SA	4/30/26	866,013
USD	29,124,743	JPY	4,500,000,000	BNP Paribas SA	4/30/26	702,532
USD	17,975,454	KRW	26,100,000,000	BNP Paribas SA	4/30/26	612,507
USD	4,913,182	MXN	86,288,147	BNP Paribas SA	4/30/26	108,469
USD	10,139,452	PLN	36,300,000	BNP Paribas SA	4/30/26	361,347
USD	11,961,726	SEK	106,800,000	BNP Paribas SA	4/30/26	663,610
JPY	1,200,000,000	USD	7,570,930	Citibank N.A.	4/30/26	8,326
USD	10,679,906	AUD	15,390,000	Citibank N.A.	4/30/26	65,086
USD	17,904,118	CAD	24,420,000	Citibank N.A.	4/30/26	327,271
USD	109,480,075	CNH	756,700,000	Citibank N.A.	4/30/26	(602,026)
USD	146,536,118	EUR	123,800,000	Citibank N.A.	4/30/26	3,251,282
USD	34,746,122	GBP	25,500,000	Citibank N.A.	4/30/26	995,540
USD	57,565,880	JPY	8,899,000,000	Citibank N.A.	4/30/26	1,359,378
USD	1,427,475	MXN	25,100,000	Citibank N.A.	4/30/26	29,852
USD	2,666,123	PLN	9,550,000	Citibank N.A.	4/30/26	93,647
USD	14,952,123	SEK	133,500,000	Citibank N.A.	4/30/26	829,479
Net unrealized appreciation on open forward foreign currency contracts						$13,132,430

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin International Aggregate Bond ETF

Summary of Investments by Country# (unaudited)
China	13.4%
Japan	10.8
United Kingdom	9.9
Supranational	5.3
France	4.6
Belgium	4.4
Spain	4.4
Sweden	3.9
Canada	3.8
Australia	3.5
Italy	3.4
Ireland	3.0
United States	2.8
Netherlands	2.4
Austria	2.4
South Korea	2.4
Finland	1.9
Poland	1.9
Romania	1.6
Mexico	1.1
Cyprus	1.0
Germany	0.6
Switzerland	0.6
Denmark	0.3
Short-Term Investments	10.6
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 98.1%
Communication Services — 7.1%
Diversified Telecommunication Services — 2.2%
AT&T Inc., Senior Notes	3.500%	6/1/41	$9,000,000	$6,986,118
Verizon Communications Inc., Senior Notes	4.750%	1/15/33	2,600,000	2,568,780
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,400,000	3,380,584
Total Diversified Telecommunication Services				12,935,482
Interactive Media & Services — 0.7%
Alphabet Inc., Senior Notes	4.400%	2/15/33	1,780,000	1,758,346
Alphabet Inc., Senior Notes	5.450%	11/15/55	2,500,000	2,422,245
Total Interactive Media & Services				4,180,591
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,275,000	2,937,485
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,600,000	2,466,829
Comcast Corp., Senior Notes	3.750%	4/1/40	3,825,000	3,103,130
Comcast Corp., Senior Notes	4.950%	10/15/58	1,000,000	817,914
Fox Corp., Senior Notes	6.500%	10/13/33	1,565,000	1,680,076
Total Media				11,005,434
Wireless Telecommunication Services — 2.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	2,120,000	2,130,873 (a)
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	7,000,000	6,457,058
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	2,800,000	2,824,354
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	1,550,000	1,527,207
Vodafone Group PLC, Senior Notes	5.750%	6/28/54	1,000,000	945,587
Total Wireless Telecommunication Services				13,885,079

Total Communication Services				42,006,586
Consumer Discretionary — 4.8%
Automobiles — 1.9%
General Motors Financial Co. Inc., Senior Notes	5.450%	9/6/34	4,500,000	4,465,555
Hyundai Capital America, Senior Notes	5.350%	3/19/29	4,200,000	4,277,813 (a)
Hyundai Capital America, Senior Notes	4.550%	9/26/29	2,400,000	2,390,513 (a)
Total Automobiles				11,133,881
Broadline Retail — 0.6%
Amazon.com Inc., Senior Notes	2.875%	5/12/41	650,000	479,303
Amazon.com Inc., Senior Notes	5.800%	3/13/56	3,100,000	3,099,697
Total Broadline Retail				3,579,000
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp., Senior Notes	5.750%	3/15/30	1,650,000	1,663,987 (a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	1,915,000	1,870,740 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	1,400,000	1,376,000
Total Hotels, Restaurants & Leisure				4,910,727
Specialty Retail — 1.3%
Dick’s Sporting Goods Inc., Senior Notes	4.100%	1/15/52	2,600,000	1,843,239
Home Depot Inc., Senior Notes	3.625%	4/15/52	4,900,000	3,501,439
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialty Retail — continued
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	$4,250,000	$2,628,530
Total Specialty Retail				7,973,208
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry Inc., Senior Notes	5.500%	3/11/35	885,000	886,941

Total Consumer Discretionary				28,483,757
Consumer Staples — 5.4%
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	2,990,000	2,696,208
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	1,550,000	1,554,866
Keurig Dr Pepper Inc., Senior Notes	5.300%	3/15/34	1,000,000	991,857
Total Beverages				5,242,931
Consumer Staples Distribution & Retail — 0.5%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	2,585,000	2,439,422 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	500,000	432,994 (a)
Total Consumer Staples Distribution & Retail				2,872,416
Food Products — 2.5%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.625%	1/15/32	3,690,000	3,422,402
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.500%	1/15/36	3,000,000	3,003,255
Kellanova, Senior Notes	4.500%	4/1/46	445,000	378,240
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,775,000	1,562,193
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	750,000	586,967
Mars Inc., Senior Notes	2.375%	7/16/40	1,360,000	960,876 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	1,800,000	1,756,354 (a)
McCormick & Co. Inc., Senior Notes	1.850%	2/15/31	1,500,000	1,307,583
Pilgrim’s Pride Corp., Senior Notes	3.500%	3/1/32	2,225,000	2,021,889
Total Food Products				14,999,759
Tobacco — 1.5%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	3,250,000	3,182,129
BAT Capital Corp., Senior Notes	4.390%	8/15/37	1,036,000	941,831
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	4,675,000	4,807,292
Total Tobacco				8,931,252

Total Consumer Staples				32,046,358
Energy — 5.5%
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.850%	6/15/56	800,000	783,379
Oil, Gas & Consumable Fuels — 5.4%
Aker BP ASA, Senior Notes	4.000%	1/15/31	1,950,000	1,871,493 (a)
Aker BP ASA, Senior Notes	5.800%	10/1/54	1,450,000	1,326,373 (a)
Eastern Gas Transmission & Storage Inc., Senior Notes	3.900%	11/15/49	1,900,000	1,391,429
Energy Transfer LP, Senior Notes	5.150%	3/15/45	5,200,000	4,530,791
Exxon Mobil Corp., Senior Notes	3.567%	3/6/45	2,400,000	1,860,376
Hess Corp., Senior Notes	5.600%	2/15/41	4,100,000	4,167,454
MPLX LP, Senior Notes	4.700%	4/15/48	2,120,000	1,724,606
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,020,000	2,093,758
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Corp., Senior Notes	6.050%	5/15/56	$1,600,000	$1,548,218
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	4,000,000	3,792,592
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	2,605,000	2,583,001 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	1,200,000	1,201,452
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,350,000	1,361,347
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	2,550,000	2,548,778
Total Oil, Gas & Consumable Fuels				32,001,668

Total Energy				32,785,047
Financials — 36.6%
Banks — 21.1%
Banco Santander SA, Subordinated Notes	2.749%	12/3/30	1,400,000	1,254,578
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	4,000,000	3,696,380 (b)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	6,585,000	6,472,710 (b)
Bank of America Corp., Senior Notes (5.202% to 4/25/28 then SOFR + 1.630%)	5.202%	4/25/29	7,200,000	7,303,571 (b)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,850,000	2,907,383 (b)
Bank of America Corp., Subordinated Notes (5.744% to 2/12/35 then SOFR + 1.697%)	5.744%	2/12/36	1,700,000	1,729,975 (b)
Barclays PLC, Senior Notes (5.086% to 2/25/28 then SOFR + 0.960%)	5.086%	2/25/29	4,795,000	4,835,499 (b)
Citibank NA, Senior Notes	4.914%	5/29/30	6,300,000	6,399,622
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	1,700,000	1,702,431 (b)(c)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	4,000,000	3,618,292 (b)
Citigroup Inc., Senior Notes (3.668% to 7/24/27 then 3 mo. Term SOFR + 1.652%)	3.668%	7/24/28	6,450,000	6,382,757 (b)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	3,050,000	3,079,368 (a)(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	6,150,000	5,684,744 (b)
JPMorgan Chase & Co., Senior Notes (2.963% to 1/25/32 then SOFR + 1.260%)	2.963%	1/25/33	7,050,000	6,398,464 (b)
JPMorgan Chase & Co., Senior Notes (4.851% to 7/25/27 then SOFR + 1.990%)	4.851%	7/25/28	2,400,000	2,412,305 (b)
JPMorgan Chase & Co., Senior Notes (6.087% to 10/23/28 then SOFR + 1.570%)	6.087%	10/23/29	6,350,000	6,599,140 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,650,000	1,671,568 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.159% to 4/24/30 then 1 year Treasury Constant Maturity Rate + 1.170%)	5.159%	4/24/31	2,690,000	2,729,228 (b)
Mizuho Financial Group Inc., Senior Notes (5.778% to 7/6/28 then 1 year Treasury Constant Maturity Rate + 1.650%)	5.778%	7/6/29	4,750,000	4,881,691 (b)
National Australia Bank Ltd., Subordinated Notes	2.332%	8/21/30	3,850,000	3,474,688 (a)
NatWest Group PLC, Senior Notes (4.964% to 8/15/29 then 1 year Treasury Constant Maturity Rate + 1.220%)	4.964%	8/15/30	2,850,000	2,875,973 (b)
PNC Financial Services Group Inc., Senior Notes (5.222% to 1/29/30 then SOFR + 1.072%)	5.222%	1/29/31	6,700,000	6,836,662 (b)
Royal Bank of Canada, Senior Notes (4.970% to 5/2/30 then SOFR + 1.130%)	4.970%	5/2/31	3,550,000	3,589,292 (b)
Truist Financial Corp., Senior Notes (4.597% to 1/27/31 then SOFR + 0.965%)	4.597%	1/27/32	3,000,000	2,968,684 (b)
Truist Financial Corp., Senior Notes (7.161% to 10/30/28 then SOFR + 2.446%)	7.161%	10/30/29	5,000,000	5,316,122 (b)
US Bancorp, Senior Notes (5.100% to 7/23/29 then SOFR + 1.250%)	5.100%	7/23/30	3,500,000	3,562,313 (b)
Wells Fargo & Co., Senior Notes (4.808% to 7/25/27 then SOFR + 1.980%)	4.808%	7/25/28	7,240,000	7,271,854 (b)
Wells Fargo & Co., Senior Notes (5.198% to 1/23/29 then SOFR + 1.500%)	5.198%	1/23/30	4,000,000	4,063,244 (b)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	$5,000,000	$5,115,415 (b)
Total Banks				124,833,953
Capital Markets — 8.9%
BlackRock Funding Inc., Senior Notes	5.250%	3/14/54	1,550,000	1,442,898
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	9,900,000	9,741,796 (b)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	1,420,000	1,388,824 (b)
Goldman Sachs Group Inc., Senior Notes (5.218% to 4/23/30 then SOFR + 1.580%)	5.218%	4/23/31	1,700,000	1,729,072 (b)
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	6,000,000	6,022,342 (b)
Jackson National Life Global Funding, Secured Notes	5.550%	7/2/27	2,000,000	2,018,911 (a)
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	7,925,000	6,864,546 (b)
Morgan Stanley, Senior Notes (5.192% to 4/17/30 then SOFR + 1.510%)	5.192%	4/17/31	4,100,000	4,162,055 (b)
Morgan Stanley, Senior Notes (5.250% to 4/21/33 then SOFR + 1.870%)	5.250%	4/21/34	6,000,000	6,020,879 (b)
Morgan Stanley, Senior Notes (5.449% to 7/20/28 then SOFR + 1.630%)	5.449%	7/20/29	1,950,000	1,985,054 (b)
Morgan Stanley, Senior Notes (5.900% to 3/13/46 then SOFR + 1.782%)	5.900%	3/13/47	815,000	811,690 (b)
MSCI Inc., Senior Notes	3.625%	9/1/30	1,600,000	1,513,090 (a)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	5,250,000	5,190,975 (a)(b)
UBS Group AG, Senior Notes (5.428% to 2/8/29 then 1 year Treasury Constant Maturity Rate + 1.520%)	5.428%	2/8/30	3,658,000	3,737,667 (a)(b)
Total Capital Markets				52,629,799
Consumer Finance — 1.3%
American Express Co., Senior Notes (4.804% to 10/24/35 then SOFR + 1.237%)	4.804%	10/24/36	2,000,000	1,934,555 (b)
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	2,375,000	2,415,097 (b)
Capital One Financial Corp., Subordinated Notes (6.183% to 1/30/35 then SOFR + 2.036%)	6.183%	1/30/36	3,050,000	3,103,768 (b)
Total Consumer Finance				7,453,420
Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	6,890,000	6,633,949
Beignet Investor LLC, Senior Secured Notes	6.581%	5/30/49	2,025,000	2,083,584 (a)
Berkshire Hathaway Energy Co., Senior Notes	5.150%	11/15/43	1,450,000	1,352,154
Berkshire Hathaway Finance Corp., Senior Notes	3.850%	3/15/52	2,800,000	2,115,364
Gabx Leasing LLC, Senior Notes	4.625%	4/15/31	510,000	502,915 (a)
SMBC Aviation Capital Finance DAC, Senior Notes	1.900%	10/15/26	3,000,000	2,958,356 (a)
Total Financial Services				15,646,322
Insurance — 2.7%
Aon Global Ltd., Senior Notes	4.750%	5/15/45	2,000,000	1,733,051
Arch Capital Group US Inc., Senior Notes	5.144%	11/1/43	2,300,000	2,135,011
Arthur J Gallagher & Co., Senior Notes	6.500%	2/15/34	2,510,000	2,715,532
Arthur J Gallagher & Co., Senior Notes	5.750%	3/2/53	1,200,000	1,152,281
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	1,350,000	1,326,172 (a)
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	1,700,000	1,639,485
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	2,000,000	1,761,344
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	1,600,000	1,654,297 (a)(b)
Pricoa Global Funding I, Secured Notes	5.100%	5/30/28	1,600,000	1,627,059 (a)
Total Insurance				15,744,232

Total Financials				216,307,726
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care — 13.2%
Biotechnology — 1.6%
AbbVie Inc., Senior Notes	5.400%	3/15/54	$3,145,000	$3,005,132
Amgen Inc., Senior Notes	5.600%	3/2/43	3,500,000	3,455,226
Regeneron Pharmaceuticals Inc., Senior Notes	2.800%	9/15/50	4,350,000	2,635,403
Total Biotechnology				9,095,761
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories, Senior Notes	5.500%	3/15/56	2,380,000	2,335,343
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	4,050,000	3,920,083 (a)
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	2,640,000	1,600,557 (a)
Total Health Care Equipment & Supplies				7,855,983
Health Care Providers & Services — 6.2%
Ascension Health, Senior Notes	2.532%	11/15/29	4,000,000	3,762,034
Cigna Group, Senior Notes	3.200%	3/15/40	2,120,000	1,643,699
CSL Finance PLC, Senior Notes	4.250%	4/27/32	3,700,000	3,581,676 (a)
CVS Health Corp., Senior Notes	5.550%	6/1/31	1,250,000	1,290,007
CVS Health Corp., Senior Notes	5.300%	12/5/43	4,780,000	4,363,289
HCA Inc., Senior Notes	3.500%	9/1/30	5,295,000	5,029,980
HCA Inc., Senior Notes	4.600%	11/15/32	4,600,000	4,475,917
Icon Investments Six DAC, Senior Secured Notes	6.000%	5/8/34	1,000,000	1,014,375
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	2,400,000	1,541,185
Mayo Clinic, Senior Notes	3.196%	11/15/61	1,950,000	1,228,659
Sutter Health, Senior Notes	5.164%	8/15/33	2,400,000	2,436,653
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	1,455,000	1,485,009
UnitedHealth Group Inc., Senior Notes	3.050%	5/15/41	6,690,000	4,963,659
Total Health Care Providers & Services				36,816,142
Life Sciences Tools & Services — 0.5%
IQVIA Inc., Senior Secured Notes	6.250%	2/1/29	2,000,000	2,079,822
Thermo Fisher Scientific Inc., Senior Notes	4.902%	2/12/36	1,000,000	993,284
Total Life Sciences Tools & Services				3,073,106
Pharmaceuticals — 3.6%
Bayer US Finance II LLC, Senior Notes	4.375%	12/15/28	4,000,000	3,960,589 (a)
Bristol-Myers Squibb Co., Senior Notes	4.125%	6/15/39	1,400,000	1,247,755
Bristol-Myers Squibb Co., Senior Notes	3.700%	3/15/52	500,000	360,808
Eli Lilly & Co., Senior Notes	4.950%	2/27/63	1,100,000	966,411
Eli Lilly & Co., Senior Notes	5.650%	10/15/65	1,200,000	1,179,562
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	5,100,000	5,051,945
Novartis Capital Corp., Senior Notes	4.100%	11/5/30	1,500,000	1,483,755
Novartis Capital Corp., Senior Notes	3.700%	9/21/42	2,200,000	1,792,981
Novartis Capital Corp., Senior Notes	5.700%	3/18/56	1,275,000	1,285,011
Pfizer Investment Enterprises Pte Ltd., Senior Notes	5.300%	5/19/53	2,000,000	1,860,077
Royalty Pharma PLC, Senior Notes	3.350%	9/2/51	2,900,000	1,882,106
Total Pharmaceuticals				21,071,000

Total Health Care				77,911,992
Industrials — 7.7%
Aerospace & Defense — 4.6%
Boeing Co., Senior Notes	6.528%	5/1/34	3,550,000	3,868,647
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Boeing Co., Senior Notes	3.500%	3/1/39	$1,325,000	$1,069,229
Boeing Co., Senior Notes	3.650%	3/1/47	3,250,000	2,289,304
General Dynamics Corp., Senior Notes	2.850%	6/1/41	1,000,000	747,190
General Dynamics Corp., Senior Notes	3.600%	11/15/42	2,400,000	1,920,421
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	4,360,000	4,312,697 (a)
Howmet Aerospace Inc., Senior Notes	5.950%	2/1/37	3,955,000	4,219,395
Lockheed Martin Corp., Senior Notes	4.070%	12/15/42	750,000	635,111
Northrop Grumman Corp., Senior Notes	4.950%	3/15/53	3,225,000	2,859,016
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	5,050,000	5,054,964
Total Aerospace & Defense				26,975,974
Electrical Equipment — 0.4%
Eaton Corp., Senior Notes	4.500%	3/6/33	490,000	483,425
Vertiv Holdings Co., Senior Notes	5.950%	3/15/66	1,750,000	1,676,342
Total Electrical Equipment				2,159,767
Ground Transportation — 1.0%
Burlington Northern Santa Fe LLC, Senior Notes	5.750%	5/1/40	5,650,000	5,871,319
Industrial Conglomerates — 0.5%
Siemens Funding BV, Senior Notes	5.800%	5/28/55	2,905,000	2,963,821 (a)
Machinery — 1.0%
Caterpillar Inc., Senior Notes	5.200%	5/15/35	3,000,000	3,074,470
Ingersoll Rand Inc., Senior Notes	5.176%	6/15/29	1,700,000	1,740,778
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,375,000	1,355,010 (a)
Total Machinery				6,170,258
Passenger Airlines — 0.2%
United Airlines Inc. Pass-Through Trust	3.450%	7/7/28	1,268,433	1,233,364

Total Industrials				45,374,503
Information Technology — 6.4%
Communications Equipment — 1.1%
Cisco Systems Inc., Senior Notes	5.300%	2/26/54	1,900,000	1,783,230
Motorola Solutions Inc., Senior Notes	5.400%	4/15/34	4,500,000	4,557,760
Total Communications Equipment				6,340,990
Electronic Equipment, Instruments & Components — 0.2%
Tyco Electronics Group SA, Senior Notes	4.875%	2/9/36	1,510,000	1,490,987
IT Services — 0.3%
Global Payments Inc., Senior Notes	5.400%	8/15/32	1,650,000	1,637,367
Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices Inc., Senior Notes	2.800%	10/1/41	2,000,000	1,435,415
Broadcom Inc., Senior Notes	4.600%	7/15/30	3,975,000	3,996,107
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	4,500,000	4,630,299 (a)
Intel Corp., Senior Notes	3.734%	12/8/47	2,850,000	1,993,294
Marvell Technology Inc., Senior Notes	5.950%	9/15/33	2,400,000	2,540,900
Total Semiconductors & Semiconductor Equipment				14,596,015
Software — 2.2%
Oracle Corp., Senior Notes	2.300%	3/25/28	4,100,000	3,907,052
Oracle Corp., Senior Notes	4.450%	9/26/30	1,000,000	963,936
Oracle Corp., Senior Notes	5.700%	2/4/36	2,245,000	2,159,514
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	3.600%	4/1/40	$2,450,000	$1,777,099
Salesforce Inc., Senior Notes	5.200%	3/15/33	2,190,000	2,186,891
ServiceNow Inc., Senior Notes	1.400%	9/1/30	500,000	434,016
Synopsys Inc., Senior Notes	5.150%	4/1/35	591,000	592,341
Synopsys Inc., Senior Notes	5.700%	4/1/55	1,200,000	1,148,090
Total Software				13,168,939
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	2.800%	2/8/61	1,000,000	571,422

Total Information Technology				37,805,720
Materials — 0.9%
Construction Materials — 0.0%††
Martin Marietta Materials Inc., Senior Notes	5.150%	12/1/34	200,000	200,412
Containers & Packaging — 0.1%
AptarGroup Inc., Senior Notes	4.750%	3/30/31	500,000	495,795
Metals & Mining — 0.8%
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,367,230
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	1,645,000	1,649,314 (a)(d)
Newmont Corp./Newcrest Finance Pty Ltd., Senior Notes	5.350%	3/15/34	500,000	514,436
Total Metals & Mining				4,530,980

Total Materials				5,227,187
Real Estate — 2.0%
Diversified REITs — 0.8%
Equinix Asia Financing Corp. Pte Ltd., Senior Notes	4.400%	3/15/31	800,000	783,457
Essex Portfolio LP, Senior Notes	2.650%	3/15/32	2,600,000	2,290,179
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.125%	8/15/30	1,500,000	1,436,976 (a)
Total Diversified REITs				4,510,612
Real Estate Management & Development — 0.5%
Simon Property Group LP, Senior Notes	3.375%	12/1/27	2,825,000	2,786,325
Retail REITs — 0.4%
TotalEnergies Capital SA, Senior Notes	5.275%	9/10/54	2,700,000	2,520,305
Specialized REITs — 0.3%
American Tower Corp., Senior Notes	4.700%	12/15/32	1,950,000	1,916,913

Total Real Estate				11,734,155
Utilities — 8.5%
Electric Utilities — 7.0%
Baltimore Gas and Electric Co., Senior Notes	4.550%	6/1/52	2,630,000	2,197,369
Commonwealth Edison Co., First Mortgage Bonds	4.000%	3/1/48	2,000,000	1,557,833
Constellation Energy Generation LLC, Senior Notes	6.500%	10/1/53	2,310,000	2,453,477
Consumers Energy Co., First Mortgage Bonds	4.050%	5/15/48	2,055,000	1,614,453
DTE Electric Co., Senior Secured Bonds	3.650%	3/1/52	3,400,000	2,469,546
Duke Energy Progress LLC, First Mortgage Bonds	2.500%	8/15/50	6,000,000	3,460,392
EDP Finance BV, Senior Notes	1.710%	1/24/28	3,250,000	3,085,388 (a)
ENEL Finance International NV, Senior Notes	3.625%	5/25/27	3,000,000	2,974,793 (a)
Georgia Power Co., Senior Notes	4.750%	9/1/40	3,900,000	3,665,836
Georgia Power Co., Senior Notes	4.300%	3/15/42	1,350,000	1,165,825
MidAmerican Energy Co., First Mortgage Bonds	4.250%	5/1/46	1,500,000	1,235,017
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Investment Grade Corporate ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	$2,300,000	$1,721,527
Public Service Electric and Gas Co., First Mortgage Bonds	3.150%	1/1/50	2,500,000	1,673,643
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	3,450,000	3,355,778 (a)
Virginia Electric and Power Co., Senior Notes	3.500%	3/15/27	2,350,000	2,334,410
Virginia Electric and Power Co., Senior Notes	4.650%	8/15/43	3,350,000	2,912,037
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	2,000,000	2,007,096 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.250%	10/15/35	1,330,000	1,292,582 (a)
Total Electric Utilities				41,177,002
Gas Utilities — 1.1%
Piedmont Natural Gas Co. Inc., Senior Notes	5.050%	5/15/52	1,650,000	1,453,697
Southern California Gas Co., First Mortgage Bonds	5.600%	4/1/54	2,470,000	2,355,974
Southern Co. Gas Capital Corp., Senior Notes	4.950%	9/15/34	2,980,000	2,939,228
Total Gas Utilities				6,748,899
Multi-Utilities — 0.4%
PECO Energy Co., First Mortgage Bonds	4.875%	9/15/35	2,400,000	2,379,120

Total Utilities				50,305,021
Total Corporate Bonds & Notes (Cost — $599,090,037)				579,988,052
U.S. Government & Agency Obligations — 0.5%
U.S. Government Obligations — 0.5%
U.S. Treasury Bonds	4.625%	11/15/44	840,000	812,995
U.S. Treasury Bonds	4.750%	8/15/55	410,000	399,622
U.S. Treasury Bonds	4.625%	11/15/55	1,700,000	1,624,563

Total U.S. Government & Agency Obligations (Cost — $2,908,771)				2,837,180
Total Investments before Short-Term Investments (Cost — $601,998,808)				582,825,232
			Shares
Short-Term Investments — 1.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $5,872,377)	3.536%		5,872,377	5,872,377 (e)(f)(g)
Total Investments — 99.6% (Cost — $607,871,185)				588,697,609
Other Assets in Excess of Liabilities — 0.4%				2,121,567
Total Net Assets — 100.0%				$590,819,176

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $5,872,377 and the cost was $5,872,377 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Investment Grade Corporate ETF
Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 46.2%
Communication Services — 5.2%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	4.100%	2/15/28	$19,000	$18,913
Cogent Communications Group LLC/Cogent Finance Inc., Senior Secured Notes	6.500%	7/1/32	65,000	56,747 (a)
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	39,000	37,463
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	10,000	10,573 (a)
Total Diversified Telecommunication Services				123,696
Entertainment — 0.1%
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	5,000	5,238 (a)(b)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	5,000	5,183 (a)(b)
Total Entertainment				10,421
Interactive Media & Services — 0.1%
Alphabet Inc., Senior Notes	4.100%	2/15/31	20,000	19,865
Media — 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	70,000	63,347 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.250%	1/15/29	20,000	18,696
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.500%	3/15/33	65,000	68,883 (a)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	60,000	61,291 (a)
News Corp., Senior Notes	5.125%	2/15/32	19,000	18,585 (a)
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	65,000	63,961 (a)
Nexstar Media Inc., Senior Notes	7.250%	4/15/34	15,000	15,061 (a)(b)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	15,000	15,123 (a)
Sinclair Television Group Inc., Senior Secured Notes	8.125%	2/15/33	65,000	66,138 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	70,000	63,618 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	60,000	61,882 (a)
Total Media				516,585
Wireless Telecommunication Services — 0.8%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	37,000	37,387
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	35,000	37,013
T-Mobile USA Inc., Senior Notes	4.950%	3/15/28	37,000	37,397
Total Wireless Telecommunication Services				111,797

Total Communication Services				782,364
Consumer Discretionary — 3.5%
Broadline Retail — 0.1%
Amazon.com Inc., Senior Notes	4.250%	3/13/31	15,000	14,893
Hotels, Restaurants & Leisure — 2.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	4.000%	10/15/30	65,000	61,129 (a)
Airbnb Inc., Senior Notes	4.650%	3/16/31	5,000	4,991
Carnival Corp., Senior Notes	5.125%	5/1/29	15,000	14,898 (a)
Carnival Corp., Senior Notes	5.750%	8/1/32	65,000	65,060 (a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	38,000	37,122 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	9/15/33	65,000	64,758 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	5,000	4,990 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	18,000	18,210 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	$65,000	$64,937 (a)
Total Hotels, Restaurants & Leisure				336,095
Household Durables — 0.3%
Taylor Morrison Communities Inc., Senior Notes	5.125%	8/1/30	45,000	44,687 (a)
Specialty Retail — 0.8%
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	35,000	34,070 (a)
Wayfair LLC, Senior Secured Notes	7.750%	9/15/30	60,000	62,515 (a)
Wayfair LLC, Senior Secured Notes	6.750%	11/15/32	15,000	15,126 (a)
Total Specialty Retail				111,711
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp., Senior Notes	5.500%	6/13/30	19,000	19,148

Total Consumer Discretionary				526,534
Consumer Staples — 2.0%
Consumer Staples Distribution & Retail — 0.5%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	40,000	37,748 (a)
US Foods Inc., Senior Notes	4.625%	6/1/30	45,000	43,853 (a)
Total Consumer Staples Distribution & Retail				81,601
Food Products — 1.2%
Bunge Ltd. Finance Corp., Senior Notes	3.200%	4/21/31	20,000	18,678
Chobani LLC/Chobani Finance Corp. Inc., Senior Notes	7.625%	7/1/29	60,000	61,386 (a)
Industrial F&B Investments III Inc., Senior Secured Notes	7.750%	2/11/33	5,000	5,056 (a)
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	3.000%	2/2/29	39,000	37,434
Kellanova, Senior Notes	7.450%	4/1/31	33,000	37,224
Mars Inc., Senior Notes	4.600%	3/1/28	19,000	19,122 (a)
McCormick & Co. Inc., Senior Notes	4.150%	2/15/29	5,000	4,953
Total Food Products				183,853
Tobacco — 0.3%
Philip Morris International Inc., Senior Notes	4.625%	11/1/29	37,000	37,344

Total Consumer Staples				302,798
Energy — 5.8%
Energy Equipment & Services — 0.9%
Kodiak Gas Services LLC, Senior Notes	7.250%	2/15/29	60,000	62,197 (a)
Kodiak Gas Services LLC, Senior Notes	5.875%	4/1/31	15,000	15,084 (a)
Kodiak Gas Services LLC, Senior Notes	6.500%	10/1/33	5,000	5,057 (a)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	25,000	26,060 (a)
Weatherford International Ltd., Senior Notes	8.625%	4/30/30	22,000	22,435 (a)
Total Energy Equipment & Services				130,833
Oil, Gas & Consumable Fuels — 4.9%
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	19,000	18,923
Columbia Pipelines Operating Co. LLC, Senior Notes	5.927%	8/15/30	18,000	18,847 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	65,000	68,007 (a)
Ecopetrol SA, Senior Notes	6.875%	4/29/30	140,000	140,236
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	65,000	65,058 (c)(d)
Energy Transfer LP, Senior Notes	5.500%	6/1/27	18,000	18,171
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Hess Midstream Operations LP, Senior Notes	4.250%	2/15/30	$45,000	$43,264 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	60,000	62,645 (a)
Kinder Morgan Inc., Senior Notes	5.000%	2/1/29	18,000	18,274
Kinetik Holdings LP, Senior Notes	5.875%	6/15/30	60,000	60,256 (a)
Petroleos Mexicanos, Senior Notes	6.700%	2/16/32	130,000	127,336
Sunoco LP, Senior Notes	5.625%	7/15/34	10,000	9,854 (a)
Targa Resources Corp., Senior Notes	4.350%	4/15/31	5,000	4,896
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	60,000	64,469 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	19,000	19,023
Total Oil, Gas & Consumable Fuels				739,259

Total Energy				870,092
Financials — 6.7%
Banks — 1.0%
Bank of America Corp., Senior Notes (3.194% to 7/23/29 then 3 mo. Term SOFR + 1.442%)	3.194%	7/23/30	39,000	37,410 (d)
Citigroup Inc., Senior Notes (4.542% to 9/19/29 then SOFR + 1.338%)	4.542%	9/19/30	38,000	37,876 (d)
JPMorgan Chase & Co., Senior Notes (4.603% to 10/22/29 then SOFR + 1.040%)	4.603%	10/22/30	38,000	38,088 (d)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	36,000	36,831 (d)
Total Banks				150,205
Capital Markets — 1.6%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	36,000	36,495
Blackstone Private Credit Fund, Senior Notes	3.250%	3/15/27	19,000	18,530
Cipher Compute LLC, Senior Secured Notes	7.125%	11/15/30	10,000	10,373 (a)
Intercontinental Exchange Inc., Senior Notes	4.000%	9/15/27	19,000	18,922
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	10,000	9,835 (d)
Morgan Stanley, Senior Notes (4.654% to 10/18/29 then SOFR + 1.100%)	4.654%	10/18/30	38,000	37,991 (d)
Morgan Stanley, Senior Notes (4.708% to 3/12/31 then SOFR + 1.195%)	4.708%	3/12/32	15,000	14,902 (d)
MSCI Inc., Senior Notes	3.625%	9/1/30	20,000	18,914 (a)
Nasdaq Inc., Senior Notes	5.350%	6/28/28	13,000	13,272
Osaic Holdings Inc., Senior Secured Notes	6.750%	8/1/32	60,000	60,052 (a)
Total Capital Markets				239,286
Consumer Finance — 1.5%
Ally Financial Inc., Senior Notes	2.200%	11/2/28	20,000	18,839
American Express Co., Senior Notes (5.098% to 2/16/27 then SOFR + 1.000%)	5.098%	2/16/28	19,000	19,106 (d)
FirstCash Inc., Senior Notes	6.875%	3/1/32	60,000	61,228 (a)
OneMain Finance Corp., Senior Notes	7.125%	11/15/31	60,000	59,500
PRA Group Inc., Senior Notes	8.875%	1/31/30	60,000	60,622 (a)
Total Consumer Finance				219,295
Financial Services — 1.4%
CrossCountry Intermediate HoldCo LLC, Senior Notes	6.500%	10/1/30	5,000	4,772 (a)
Gabx Leasing LLC, Senior Notes	4.625%	4/15/31	15,000	14,792 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	60,000	60,917 (a)
Jefferson Capital Holdings LLC, Senior Notes	8.250%	5/15/30	60,000	62,595 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	18,000	18,869
LPL Holdings Inc., Senior Notes	5.200%	3/15/30	18,000	18,141
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
Macquarie Airfinance Holdings Ltd., Senior Notes	6.400%	3/26/29	$37,000	$38,348 (a)
Total Financial Services				218,434
Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Notes	7.375%	10/1/32	60,000	59,502 (a)
Arthur J Gallagher & Co., Senior Notes	4.850%	12/15/29	18,000	18,203
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	15,000	15,574 (a)
Athene Global Funding, Secured Notes	5.349%	7/9/27	37,000	37,218 (a)
Brown & Brown Inc., Senior Notes	4.700%	6/23/28	19,000	19,059
Brown & Brown Inc., Senior Notes	4.900%	6/23/30	19,000	18,987
Fairfax Financial Holdings Ltd., Senior Notes	4.850%	4/17/28	19,000	19,086
Total Insurance				187,629

Total Financials				1,014,849
Health Care — 4.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/29	37,000	37,599
AbbVie Inc., Senior Notes	4.125%	3/15/31	10,000	9,857
Amgen Inc., Senior Notes	5.150%	3/2/28	37,000	37,559
Total Biotechnology				85,015
Health Care Equipment & Supplies — 0.7%
Insulet Corp., Senior Notes	6.500%	4/1/33	60,000	61,286 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	40,000	38,717 (a)
Total Health Care Equipment & Supplies				100,003
Health Care Providers & Services — 1.8%
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	70,000	66,018 (a)
Concentra Health Services Inc., Senior Notes	6.875%	7/15/32	60,000	62,107 (a)
CVS Health Corp., Senior Notes	1.875%	2/28/31	5,000	4,367
DaVita Inc., Senior Notes	6.875%	9/1/32	60,000	61,518 (a)
HCA Inc., Senior Notes	4.125%	6/15/29	19,000	18,742
Tenet Healthcare Corp., Senior Notes	6.000%	11/15/33	5,000	5,063 (a)
Tenet Healthcare Corp., Senior Secured Notes	6.125%	6/15/30	60,000	60,465
Total Health Care Providers & Services				278,280
Life Sciences Tools & Services — 0.3%
Illumina Inc., Senior Notes	4.650%	9/9/26	19,000	19,005
IQVIA Inc., Senior Notes	6.250%	6/1/32	20,000	20,335 (a)
Total Life Sciences Tools & Services				39,340
Pharmaceuticals — 1.2%
Endo Finance Holdings LP, Senior Secured Notes	8.500%	4/15/31	60,000	62,871 (a)
Novartis Capital Corp., Senior Notes	4.400%	3/18/31	30,000	30,000
Royalty Pharma PLC, Senior Notes	2.200%	9/2/30	37,000	33,335
Viatris Inc., Senior Notes	2.300%	6/22/27	20,000	19,399
Zoetis Inc., Senior Notes	3.000%	9/12/27	38,000	37,371
Total Pharmaceuticals				182,976

Total Health Care				685,614
Industrials — 7.3%
Aerospace & Defense — 3.1%
ATI Inc., Senior Notes	5.125%	10/1/31	65,000	64,282
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Avolon Holdings Funding Ltd., Senior Notes	5.750%	11/15/29	$18,000	$18,449 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	19,000	18,877 (a)
Boeing Co., Senior Notes	6.298%	5/1/29	106,000	111,313
Boeing Co., Senior Notes	2.950%	2/1/30	40,000	37,656
Boeing Co., Senior Notes	3.750%	2/1/50	90,000	63,887
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	20,000	19,790 (a)
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	39,000	37,633
Spirit AeroSystems Inc., Senior Notes	4.600%	6/15/28	40,000	40,039
TransDigm Inc., Subordinated Notes	6.750%	1/31/34	60,000	60,831 (a)
Total Aerospace & Defense				472,757
Building Products — 0.4%
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	55,000	52,711 (a)
Commercial Services & Supplies — 1.8%
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	5,000	4,857 (a)
Republic Services Inc., Senior Notes	5.000%	11/15/29	36,000	36,790
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	60,000	60,781 (a)
Waste Management Inc., Senior Notes	4.875%	2/15/29	37,000	37,639
Waste Pro USA Inc., Senior Notes	7.000%	2/1/33	60,000	60,825 (a)
Wrangler Holdco Corp., Senior Notes	6.625%	4/1/32	60,000	61,822 (a)
Total Commercial Services & Supplies				262,714
Electrical Equipment — 0.4%
WESCO Distribution Inc., Senior Notes	6.625%	3/15/32	60,000	61,487 (a)
Ground Transportation — 0.4%
Watco Cos. LLC/Watco Finance Corp., Senior Notes	7.125%	8/1/32	60,000	61,680 (a)
Machinery — 0.1%
Esab Corp., Senior Notes	5.625%	4/1/31	15,000	15,143 (a)
Passenger Airlines — 0.7%
AS Mileage Plan IP Ltd., Senior Secured Notes	5.021%	10/20/29	37,000	36,640 (a)
OneSky Flight LLC, Senior Notes	8.875%	12/15/29	60,000	61,978 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	10,000	9,818 (a)
Total Passenger Airlines				108,436
Trading Companies & Distributors — 0.4%
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	61,252 (a)

Total Industrials				1,096,180
Information Technology — 4.1%
Communications Equipment — 0.1%
Motorola Solutions Inc., Senior Notes	2.300%	11/15/30	21,000	18,943
Electronic Equipment, Instruments & Components — 0.4%
TTM Technologies Inc., Senior Notes	4.000%	3/1/29	65,000	62,479 (a)
IT Services — 0.4%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	20,000	20,624 (a)
Global Payments Inc., Senior Notes	2.150%	1/15/27	19,000	18,660
S&P Global Inc., Senior Notes	4.750%	8/1/28	18,000	18,196
Total IT Services				57,480
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Inc., Senior Notes	4.750%	4/15/29	$38,000	$38,434
Intel Corp., Senior Notes	2.450%	11/15/29	20,000	18,587
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	19,000	19,072
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	60,000	60,743 (a)
Total Semiconductors & Semiconductor Equipment				136,836
Software — 1.3%
Atlassian Corp., Senior Notes	5.250%	5/15/29	37,000	37,231
Oracle Corp., Senior Notes	4.550%	2/4/29	35,000	34,565
Oracle Corp., Senior Notes	4.950%	2/4/31	15,000	14,682
Salesforce Inc., Senior Notes	4.500%	3/15/28	20,000	20,012
Synopsys Inc., Senior Notes	4.850%	4/1/30	37,000	37,282
UKG Inc., Senior Secured Notes	6.875%	2/1/31	60,000	58,690 (a)
Total Software				202,462
Technology Hardware, Storage & Peripherals — 1.0%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	5,000	5,095 (a)
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	60,000	59,706 (a)
Hewlett Packard Enterprise Co., Senior Notes	4.550%	10/15/29	19,000	18,910
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	60,000	61,027 (a)
Total Technology Hardware, Storage & Peripherals				144,738

Total Information Technology				622,938
Materials — 2.7%
Chemicals — 0.8%
Avient Corp., Senior Notes	6.250%	11/1/31	60,000	60,469 (a)
Rain Carbon Inc., Senior Secured Notes	12.250%	9/1/29	20,000	20,602 (a)
Solstice Advanced Materials Inc., Senior Notes	5.625%	9/30/33	45,000	44,417 (a)
Total Chemicals				125,488
Construction Materials — 0.4%
Standard Building Solutions Inc., Senior Notes	6.250%	8/1/33	60,000	59,383 (a)
Containers & Packaging — 0.5%
Berry Global Inc., Senior Secured Notes	1.650%	1/15/27	19,000	18,607
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	60,000	56,840 (a)
Total Containers & Packaging				75,447
Metals & Mining — 1.0%
Big River Steel LLC/BRS Finance Corp., Senior Secured Notes	6.625%	1/31/29	65,000	64,903 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	19,000	18,921 (a)
Novelis Corp., Senior Notes	6.375%	8/15/33	65,000	63,810 (a)
Total Metals & Mining				147,634

Total Materials				407,952
Real Estate — 2.6%
Diversified REITs — 0.6%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	60,000	60,876 (a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	38,000	37,720 (a)
Total Diversified REITs				98,596
Hotel & Resort REITs — 0.4%
RHP Hotel Properties LP/RHP Finance Corp., Senior Notes	6.500%	4/1/32	60,000	61,131 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Specialized REITs — 1.6%
American Tower Corp., Senior Notes	3.550%	7/15/27	$38,000	$37,603
Crown Castle Inc., Senior Notes	4.900%	9/1/29	18,000	18,105
Equinix Inc., Senior Notes	3.200%	11/18/29	20,000	19,047
Iron Mountain Inc., Senior Notes	6.250%	1/15/33	60,000	59,856 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	40,000	40,015 (a)
Outfront Media Capital LLC/Outfront Media Capital Corp., Senior Notes	4.625%	3/15/30	65,000	62,753 (a)
Total Specialized REITs				237,379

Total Real Estate				397,106
Utilities — 1.7%
Electric Utilities — 1.6%
Constellation Energy Generation LLC, Senior Notes	5.600%	3/1/28	18,000	18,409
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	10,000	9,874
Eversource Energy, Senior Notes	5.450%	3/1/28	18,000	18,298
IPALCO Enterprises Inc., Senior Secured Notes	4.250%	5/1/30	19,000	18,316
NRG Energy Inc., Senior Notes	6.250%	11/1/34	60,000	60,527 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	10,000	9,915 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	6.100%	1/15/29	18,000	18,632
Southern Co., Senior Notes	5.500%	3/15/29	36,000	37,099
Vistra Operations Co. LLC, Senior Secured Notes	4.300%	7/15/29	38,000	37,364 (a)
Vistra Operations Co. LLC, Senior Secured Notes	4.700%	1/31/31	10,000	9,845 (a)
Total Electric Utilities				238,279
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., Senior Notes	5.450%	6/1/28	18,000	18,169

Total Utilities				256,448
Total Corporate Bonds & Notes (Cost — $7,021,205)				6,962,875
Collateralized Mortgage Obligations(e) — 18.6%
A&D Mortgage Trust, 2024-NQM1 A2	6.347%	2/25/69	60,129	60,370 (a)
Banc of America Commercial Mortgage Trust, 2015-UBS7 B	4.192%	9/15/48	8,150	8,071 (d)
BANK5, 2025-5YR17 AS	5.626%	11/15/58	19,000	19,408 (d)
BBCMS Mortgage Trust, 2025-5C37 AS	5.382%	9/15/58	37,000	37,508 (d)
Benchmark Mortgage Trust, 2019-B14 A2	2.915%	12/15/62	18,007	17,512
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	26,964	25,617
Benchmark Mortgage Trust, 2025-V17 XA, IO	1.511%	9/15/58	151,000	8,870 (d)
Benchmark Mortgage Trust, 2026-V21 AS	5.506%	3/15/31	25,000	25,315
BMO Mortgage Trust, 2024-5C8 AS	5.940%	12/15/57	37,000	38,095 (d)
BMO Mortgage Trust, 2025-5C11 AS	5.938%	7/15/58	22,000	22,640
BMO Mortgage Trust, 2025-5C12 XA, IO	1.441%	10/15/58	999,796	57,692 (d)
BX Trust, 2025-ARIA C	5.517%	12/13/42	23,000	22,956 (a)(d)
Cantor Commercial Real Estate Lending, 2019-CF3 A2	2.942%	1/15/53	7,779	7,413
CD Mortgage Trust, 2016-CD1 A4	2.724%	8/10/49	24,000	23,658
CFCRE Commercial Mortgage Trust, 2016-C6 B	3.804%	11/10/49	24,000	22,891
Citigroup Commercial Mortgage Trust, 2015-GC33 B	4.336%	9/10/58	15,219	14,775 (d)
Citigroup Commercial Mortgage Trust, 2015-GC33 C	4.336%	9/10/58	26,000	22,665 (d)
COMM Mortgage Trust, 2014-CR17 C	4.471%	5/10/47	30,000	28,357 (d)
COMM Mortgage Trust, 2012-CR4 AM	3.251%	10/15/45	24,000	23,302
COMM Mortgage Trust, 2014-CR14 C	3.133%	2/10/47	23,000	22,554 (d)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
COMM Mortgage Trust, 2014-CR17 B	4.377%	5/10/47	$22,561	$22,353
COMM Mortgage Trust, 2017-COR2 C	4.587%	9/10/50	25,000	23,756 (d)
COMM Mortgage Trust, 2018-COR3 AM	4.300%	5/10/51	32,000	29,968 (d)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	96,279	97,085 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4839 WS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	2.313%	8/15/56	206,413	28,019 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5016 PI, IO, PAC	3.000%	9/25/50	388,808	67,319
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5158 IV, IO, PAC	4.000%	1/25/49	530,400	110,190
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5164 IC, IO	4.000%	11/25/51	497,711	103,675
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5493 FK (30 Day Average SOFR + 1.150%)	4.812%	1/25/55	66,483	67,009 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5537 FC (30 Day Average SOFR + 1.150%)	4.812%	5/25/55	105,587	106,453 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA1 B2 (30 Day Average SOFR + 11.000%)	14.662%	3/25/42	104,000	112,292 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA3 M1 (30 Day Average SOFR + 1.100%)	4.762%	9/25/45	16,107	16,107 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B2 (30 Day Average SOFR + 6.000%)	9.662%	10/25/41	70,000	71,462 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2026-R01 2M2 (30 Day Average SOFR + 1.350%)	5.012%	1/25/46	16,000	16,025 (a)(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 ID, IO	4.000%	7/25/50	281,024	61,760
Federal National Mortgage Association (FNMA) REMIC, 2020-77 HI, IO	4.000%	11/25/50	304,373	62,119
Federal National Mortgage Association (FNMA) REMIC, 2024-49 AF (30 Day Average SOFR + 1.100%)	4.762%	7/25/54	56,048	56,382 (d)
Federal National Mortgage Association (FNMA) REMIC, 2024-95 KF (30 Day Average SOFR + 1.100%)	4.762%	12/25/54	92,237	92,819 (d)
Federal National Mortgage Association (FNMA) STRIPS, 438 C7, IO	3.000%	1/25/53	369,166	65,406
Government National Mortgage Association (GNMA), 2016-042 IO, IO	5.000%	2/20/46	467,566	90,186
Government National Mortgage Association (GNMA), 2021-213 PI, IO, PAC	4.500%	4/20/50	201,821	44,120
Government National Mortgage Association (GNMA), 2022-078 IO, IO	3.000%	8/20/51	653,742	109,741
Government National Mortgage Association (GNMA), 2022-081 BI, IO	2.500%	11/20/50	648,823	94,096
Government National Mortgage Association (GNMA), 2022-213 IH, IO	6.000%	12/20/52	128,457	25,008
Government National Mortgage Association (GNMA), 2023-040 CI, IO	2.000%	10/20/50	878,529	87,787
Government National Mortgage Association (GNMA), 2025-214 KI, IO, PAC	5.500%	12/20/55	270,354	56,951
GS Mortgage Securities Trust, 2014-GC24 B	4.297%	9/10/47	9,645	9,340 (d)
GS Mortgage Securities Trust, 2015-GC30 B	3.887%	5/10/50	22,896	22,284 (d)
GS Mortgage Securities Trust, 2019-GC42 A2	2.933%	9/10/52	37,738	36,236
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	30,000	29,197
JPMBB Commercial Mortgage Securities Trust, 2014-C18 C	4.474%	2/15/47	20,000	19,550 (d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 AS	3.056%	8/15/49	17,000	16,645
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 AS	3.144%	8/15/49	25,000	24,276
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C9 B	3.708%	5/15/46	18,257	17,439 (d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21 B	3.854%	3/15/48	25,985	25,464 (d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C22 B	3.883%	4/15/48	25,000	23,246 (d)
Morgan Stanley Capital I Trust, 2016-BNK2, A4	3.049%	11/15/49	23,000	22,656
Morgan Stanley Capital I Trust, 2016-UB11 C	3.691%	8/15/49	40,000	39,499 (d)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
OBX Trust, 2024-NQM8 A1	6.233%	5/25/64	$87,450	$88,246 (a)
UBS Commercial Mortgage Trust, 2019-C17 XA, IO	1.436%	10/15/52	902,773	36,867 (d)
VEGAS, 2024-GCS D	6.217%	7/10/36	15,000	14,952 (a)(d)
VRTX Trust, 2025-HQ C	5.922%	8/5/42	31,000	30,954 (a)(d)
VRTX Trust, 2025-HQ D	6.596%	8/5/42	23,000	23,148 (a)(d)
Wells Fargo Commercial Mortgage Trust, 2016-LC24 AS	3.367%	10/15/49	39,000	38,389
Wells Fargo Commercial Mortgage Trust, 2025-5C6 XA, IO	1.365%	10/15/58	999,773	52,969 (d)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	10,029	9,893 (d)

Total Collateralized Mortgage Obligations (Cost — $2,794,745)				2,809,007
Mortgage-Backed Securities — 18.2%
FNMA — 15.8%
Federal National Mortgage Association (FNMA)	2.500%	4/1/56	160,000	134,550 (f)
Federal National Mortgage Association (FNMA)	3.000%	4/1/56	60,000	52,710 (f)
Federal National Mortgage Association (FNMA)	3.500%	4/1/56	80,000	73,350 (f)
Federal National Mortgage Association (FNMA)	4.500%	4/1/56	960,000	926,630 (f)
Federal National Mortgage Association (FNMA)	5.500%	4/1/56	930,000	934,429 (f)
Federal National Mortgage Association (FNMA)	6.000%	4/1/56	160,000	163,118 (f)
Federal National Mortgage Association (FNMA)	6.500%	4/1/56	90,000	93,119 (f)
Total FNMA				2,377,906
GNMA — 2.4%
Government National Mortgage Association (GNMA) II	4.500%	4/1/56	60,000	57,973 (f)
Government National Mortgage Association (GNMA) II	5.500%	4/1/56	300,000	301,957 (f)
Total GNMA				359,930

Total Mortgage-Backed Securities (Cost — $2,745,272)				2,737,836
Asset-Backed Securities — 11.5%
BRAVO Residential Funding Trust, 2025-HE1 A1 (30 Day Average SOFR + 1.350%)	5.012%	9/25/72	85,144	85,244 (a)(d)
CIFC Funding Ltd., 2022-4A BR (3 mo. Term SOFR + 1.550%)	5.221%	7/16/35	300,000	296,997 (a)(d)
Compass Datacenters Issuer LLC, 2025-2A A1	4.926%	11/25/50	88,000	86,735 (a)
Lendbuzz Securitization Trust, 2026-1A C	5.740%	9/15/31	28,191	28,295 (a)
Northwoods Capital Ltd., 2021-25A B1R (3 mo. Term SOFR + 1.600%)	5.268%	7/20/34	300,000	300,304 (a)(d)
PRET LLC, 2025-NPL4 A1	6.368%	4/25/55	100,820	100,990 (a)
PRET LLC, 2026-NPL1 A1	5.180%	1/25/56	98,429	97,706 (a)
RCO Mortgage LLC, 2025-3 A1	6.435%	5/25/30	96,015	96,186 (a)
Rockford Tower CLO Ltd., 2021-2A A2R (3 mo. Term SOFR + 1.500%)	5.168%	7/20/34	300,000	300,153 (a)(d)
SF ABS Issuer LLC, 2025-1A A2	5.377%	11/25/55	38,000	37,262 (a)
Trinitas CLO Ltd., 2021-17A B1R (3 mo. Term SOFR + 1.650%)	5.318%	10/20/34	300,000	300,269 (a)(d)

Total Asset-Backed Securities (Cost — $1,734,541)				1,730,141
U.S. Government & Agency Obligations — 9.3%
U.S. Government Obligations — 9.3%
U.S. Treasury Notes (Cost — $1,412,656)	4.000%	2/28/30	1,398,000	1,403,406

Sovereign Bonds — 7.8%
Argentina — 0.1%

Provincia de Cordoba, Senior Notes	8.600%	2/3/35	10,000	9,562 (a)
Brazil — 1.1%

Brazilian Government International Bond, Senior Notes	8.250%	1/20/34	150,000	170,265
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Multisector Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Bulgaria — 0.6%

Bulgaria Government International Bond, Senior Notes	5.000%	3/5/37	$90,000	$87,035 (g)
El Salvador — 0.5%
El Salvador Government International Bond, Senior Notes	8.625%	2/28/29	30,000	31,320 (g)
El Salvador Government International Bond, Senior Notes	7.650%	6/15/35	40,000	39,213 (a)
Total El Salvador				70,533
Ghana — 0.4%

Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	70,000	59,880 (a)
Mexico — 0.8%

Mexico Government International Bond, Senior Notes	6.750%	9/27/34	110,000	117,062
Peru — 0.8%

Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	130,000	118,768
Philippines — 0.9%

Philippine Government International Bond, Senior Notes	9.500%	2/2/30	120,000	140,741
Poland — 0.5%

Republic of Poland Government International Bond, Bonds	4.875%	2/12/30	70,000	71,592
Romania — 1.0%

Romanian Government International Bond, Senior Notes	7.125%	1/17/33	150,000	157,048 (a)
Turkey — 1.1%
Turkiye Government International Bond, Senior Notes	11.875%	1/15/30	140,000	166,195

Total Sovereign Bonds (Cost — $1,183,901)				1,168,681
Senior Loans — 0.9%
Consumer Staples — 0.4%
Consumer Staples Distribution & Retail — 0.4%
Froneri International Ltd., Term Loan Facility B6 (6 mo. Term SOFR + 2.250%)	5.877%	9/30/32	64,838	63,708 (d)(h)(i)

Information Technology — 0.5%
Communications Equipment — 0.5%
Connect US Finco LLC, Amendment No. 4 Term Loan (1 mo. Term SOFR + 4.500%)	8.168%	9/27/29	64,506	64,738 (d)(h)(i)

Total Senior Loans (Cost — $128,772)				128,446
Total Investments before Short-Term Investments (Cost — $17,021,092)				16,940,392
			Shares
Short-Term Investments — 4.0%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $606,423)	3.536%		606,423	606,423 (j)(k)(l)
Total Investments — 116.5% (Cost — $17,627,515)				17,546,815
Liabilities in Excess of Other Assets — (16.5)%				(2,479,355)
Total Net Assets — 100.0%				$15,067,460

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Multisector Income ETF
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Fund held TBA securities with a total cost of $2,745,272.
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $606,423 and the cost was $606,423 (Note 6).

(l)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IO	—	Interest Only
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short‡ — (2.2)%
Mortgage-Backed Securities — (2.2)%
FNMA — (2.2)%
Federal National Mortgage Association (FNMA) (Proceeds — $(328,530))	5.000%	4/1/56	$(330,000)	$(325,499) (a)

Total Securities Sold Short (Proceeds — $(328,530))				$(325,499)

‡	Percentages indicated are based on net assets.
(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement (Note 1)
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	11	6/26	$1,207,154	$1,189,976	$17,178
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Multisector Income ETF
At March 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$9,148,000	3/18/28	3.300% annually	Daily SOFR Compound annually	$57,024	$(9,349)	$66,373
	9,983,000	3/18/31	Daily SOFR Compound annually	3.450% annually	(74,606)	(52,021)	(22,585)
	1,712,000	3/18/36	3.750% annually	Daily SOFR Compound annually	14,104	1,343	12,761
	783,000	6/17/36	3.800% annually	Daily SOFR Compound annually	4,153	5,088	(935)
	95,000	3/18/56	Daily SOFR Compound annually	4.100% annually	(171)	(207)	36
Total	$21,721,000				$504	$(55,146)	$55,650

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount2*	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$680,000	6/20/31	1.000% quarterly	$10,577	$10,577	$0[4]

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
Reference Entity	Notional Amount2*	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit iTraxx Europe Index	590,000EUR	6/20/31	1.000% quarterly	$(8,565)	$(8,492)	$(73)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Morgan Stanley & Co. LLC	$1,275,000	6/20/26	0.00%	At Maturity	$(11,253)	$(5,589)	$(5,664)

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Multisector Income ETF
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]	Value is less than $1.
[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:
EUR	—	Euro
SOFR	—	Secured Overnight Financing Rate
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	3.680%
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.1%
Alabama — 0.3%

Mobile County, AL, Revenue, Gomesa Project, Series 2020	4.000%	11/1/45	$300,000	$269,227 (a)
Arizona — 0.4%

Phoenix, AZ, Civic Improvement Corp., Junior Lien Water System Revenue, Series B	5.000%	7/1/44	360,000	377,847
Arkansas — 0.6%
Arkansas State Development Finance Authority Industrial Development Revenue, Hybar Steel Project, Green Bonds, Series A	6.875%	7/1/48	250,000	268,491 (a)(b)
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Green Bonds	5.700%	5/1/53	275,000	280,280 (b)
Total Arkansas				548,771
California — 31.7%
Alameda, CA, Community Facilities District, Special Tax Revenue, Green Bonds	5.000%	9/1/48	1,000,000	1,005,954
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A	5.000%	8/1/29	1,000,000	1,046,866 (c)(d)
Clean Energy Project, Green Bonds, Series C	5.250%	10/1/31	3,160,000	3,344,065 (c)(d)
Clean Energy Project, Green Bonds, Series E-1	5.000%	3/1/31	3,500,000	3,698,327 (c)(d)
Clean Energy Project, Green Bonds, Series F	5.500%	11/1/30	985,000	1,071,673 (c)(d)
Clean Energy Project, Green Bonds, Series G	5.250%	4/1/30	500,000	527,743 (c)(d)
California State Infrastructure & Economic Development Bank Revenue:
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/46	865,000	833,253
Science Center Phase III Project, Sustainability Bonds, Series B	4.000%	5/1/51	1,000,000	915,084
Teachers Retirement System Headquarters Expansion, Green Bonds	5.000%	8/1/49	180,000	184,216
California State MFA Revenue:
CHF-Davis II LLC, Orchard Park Student Housing Project, Green Bonds, Series 2018	5.000%	5/15/51	1,000,000	973,351
CHF-Davis II LLC, Orchard Park Student Housing Project, Green Bonds, Series 2021, BAM	4.000%	5/15/39	3,445,000	3,459,363
CHF-Riverside II LLC, UCR North District Phase I Student Housing Project, Green Bonds, Series 2019	5.000%	5/15/37	1,495,000	1,535,297
California State Public Works Board, Lease Revenue:
Southern California Headquarters, Series D	4.000%	5/1/44	1,000,000	982,331
Southern California Headquarters, Series D	4.000%	5/1/47	1,500,000	1,411,964
California State School Finance Authority Revenue, River Springs Charter School, Series A, State Intercept Program	5.750%	7/1/42	250,000	258,426 (a)
Perris Joint Powers Authority, CA, Special Tax Revenue, Series B, Refunding	5.000%	9/1/37	100,000	101,311
San Diego County, CA, Regional Airport Authority Revenue, Series B	5.000%	7/1/51	3,300,000	3,307,199 (b)
San Francisco, CA, Bay Area Rapid Transit District, GO, Green Bonds	3.000%	8/1/36	170,000	159,994
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Subseries A, Refunding	4.000%	11/1/50	100,000	92,140
Santa Cruz County, CA, Capital Financing Authority Revenue, Green Bonds	4.000%	6/1/42	1,500,000	1,498,911
Three Rivers Levee Improvement Authority, CA, Special Tax Revenue:
Community Facilities District Nos 2006-1 & 2006-2, Refunding	4.000%	9/1/27	250,000	252,318
Community Facilities District Nos 2006-1 & 2006-2, Refunding	4.000%	9/1/29	250,000	253,778
Community Facilities District Nos 2006-1 & 2006-2, Refunding	4.000%	9/1/31	200,000	200,588
Community Facilities District Nos 2006-1 & 2006-2, Refunding	4.000%	9/1/32	100,000	99,625
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Transbay Joint Powers Authority, CA, Tax Allocation Revenue, Green Bonds	5.000%	10/1/34	$150,000	$155,171
Total California				27,368,948
Colorado — 0.2%

Denver, CO, City & County, Water Commissioners Water Revenue, Green Bonds, Series A	5.000%	9/15/47	150,000	151,741
District of Columbia — 5.2%
District of Columbia Revenue:
Smart Street Lighting Project Series A	5.500%	2/28/35	535,000	602,529 (b)
Smart Street Lighting Project Series A	5.500%	8/31/35	125,000	141,597 (b)
Smart Street Lighting Project, Series A	5.500%	8/31/33	905,000	1,013,479 (b)
Smart Street Lighting Project, Series A	5.500%	2/28/37	845,000	961,060 (b)
District of Columbia Water & Sewer Authority Revenue:
Public Utility Subordinate Lien, Green Bonds, Series A	5.000%	10/1/44	375,000	386,480
Public Utility Subordinate Lien, Series A	4.000%	10/1/49	1,565,000	1,410,370
Total District of Columbia				4,515,515
Florida — 1.8%
Babcock Ranch, FL, Community Independent Special District, Special Assessment Revenue, Assessment Area 3A	4.000%	5/1/40	840,000	799,367
Palm Beach County, FL, Water & Sewer Revenue, Series 2019, Refunding	4.000%	10/1/31	105,000	109,622
Somerset, FL, Community Development District, Capital Improvement Revenue:
Series 2022, Refunding	4.000%	5/1/32	415,000	411,115
Series 2022, Refunding	4.200%	5/1/37	205,000	196,973
Total Florida				1,517,077
Georgia — 3.0%
Atlanta, GA, Airport Passenger Facility Charge & Subordinate Lien General Revenue, Series E	5.250%	7/1/43	2,355,000	2,510,816 (b)
Private Colleges & Universities Authority, GA, Revenue, Sustainable Bonds, Refunding	5.000%	9/1/48	100,000	102,124
Total Georgia				2,612,940
Illinois — 4.9%
Illinois State Finance Authority Revenue:
Bondana-Champaign, Learning Facility	5.250%	10/1/53	3,000,000	3,089,996
Clean Water Initiative Revolving Fund, Series 2020	4.000%	7/1/38	575,000	578,056
Northern Illinois State University, Participation Energy Savings Projects, BAM	5.500%	4/1/49	500,000	516,911
Total Illinois				4,184,963
Louisiana — 3.4%
Louisiana State Local Government Environmental Facilities & CDA Revenue:
St. Bernard Parish Gomesa Project	4.000%	11/1/45	800,000	721,705 (a)
St. Charles Parish Gomesa Project	4.500%	11/1/47	900,000	839,840 (a)
St. John The Baptist Parish Gomesa Project	3.900%	11/1/44	360,000	325,898 (a)
Terrebonne Levee & Conservation District, LA, Sales Tax Revenue:
Series B, Green Bonds, Refunding	4.000%	6/1/39	1,000,000	985,989
Series B, Green Bonds, Refunding	4.000%	6/1/40	100,000	97,176
Total Louisiana				2,970,608
Maine — 0.3%

Portland, ME, General Airport Revenue, Series 2019, Refunding	4.000%	1/1/35	245,000	247,199
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — 2.5%
Maryland State EDC, Private Activity Revenue, Series B, Green Bonds	5.250%	6/30/47	$2,000,000	$2,013,859 (b)
Washington, MD, Suburban Sanitary Commission Revenue, Green Bonds, County GTD	3.000%	6/1/35	100,000	96,089
Total Maryland				2,109,948
Massachusetts — 4.1%
Massachusetts State DFA Revenue:
Boston Medical Center, Series F, Green Bonds	4.000%	7/1/47	135,000	115,118
Springfield College, Series B, Green Bonds	5.000%	6/1/26	420,000	420,894
Springfield College, Series B, Green Bonds	5.000%	6/1/27	440,000	443,218
Massachusetts State Housing Finance Agency, Housing Revenue:
Series A-1	4.900%	12/1/59	1,000,000	985,129
Series B-1	2.600%	12/1/41	2,000,000	1,523,641
Series C-1	2.650%	12/1/34	100,000	86,758
Total Massachusetts				3,574,758
Minnesota — 1.9%
Minneapolis, MN, GO, Green Bonds, Series 2019	3.000%	12/1/40	100,000	85,391
Minnesota State HEFA Revenue, Series A	5.000%	10/1/52	1,500,000	1,520,543
Total Minnesota				1,605,934
Mississippi — 0.3%

Mississippi State Development Bank Special Obligation, Jackson County Gomesa Project	3.625%	11/1/36	300,000	282,206 (a)
New Jersey — 3.3%
New Jersey State EFA Revenue, Stevens Institute of Technology, Series A	5.000%	7/1/32	645,000	688,633
Newark Board of Education, NJ, School Energy Savings Obligation Bonds, Refunding, BAM	5.000%	7/15/28	571,000	599,008
Newark, NJ, Mass Transit Access Tax Revenue, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022, AG	6.000%	11/15/62	1,460,000	1,590,995
Total New Jersey				2,878,636
New York — 5.9%
MTA, NY, Transportation Revenue:
Green Bonds, Series A-1, Refunding, AG	4.000%	11/15/41	600,000	568,640
Green Bonds, Series C-1, Refunding	5.000%	11/15/50	1,510,000	1,520,126
Green Bonds, Series E, Refunding	5.000%	11/15/32	105,000	114,345
New York State HFA Revenue, Series N	2.600%	11/1/34	100,000	87,570
New York State Liberty Development Corp. Revenue:
Tax-Exempt Bonds, 7 World Trade Center Project, Green Bonds, Refunding	3.000%	9/15/43	1,000,000	820,368
Tax-Exempt Bonds, Series A, Refunding	2.500%	11/15/36	2,000,000	1,689,735
New York State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.500%	6/30/38	250,000	264,750 (b)
Total New York				5,065,534
Ohio — 2.6%
American Municipal Power Inc., OH, Revenue, Meldahl Hydroelectric Project, Green Bonds, Series A, Unrefunded	4.000%	2/15/41	570,000	546,861
American Municipal Power Inc., OH, Solar Electricity Prepayment Project Revenue, Series A	5.000%	2/15/44	1,660,000	1,695,712
Total Ohio				2,242,573
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oregon — 3.8%
Multnomah County, OR, Hospital Facilities Authority Revenue, Series A, Refunding	4.000%	12/1/51	$530,000	$400,721
Port of Portland, OR, Airport Revenue:
International Airport, Series 28, Refunding	4.000%	7/1/47	630,000	553,532 (b)
Portland International Airport, Series 29, Refunding	5.500%	7/1/53	2,250,000	2,333,837 (b)
Total Oregon				3,288,090
Pennsylvania — 2.6%
Philadelphia, PA, Energy Authority City Service Agreement Revenue, Philadelphia Street Lighting Project, Series A	5.000%	11/1/43	1,130,000	1,197,574
Philadelphia, PA, School District, GO, State Aid Withholding, Series B	5.000%	9/1/48	1,000,000	1,023,739
Total Pennsylvania				2,221,313
Puerto Rico — 0.6%

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured, Series A-1	5.000%	7/1/58	525,000	499,866
Rhode Island — 0.2%

Rhode Island State Housing & Mortgage Finance Corp. Revenue, Sustainable Bonds, FHA, HUD Section 8, Series 1-B	2.750%	10/1/34	150,000	132,042
Texas — 1.3%

Harris County, TX, GO, Flood Control District Improvement, Series A, Refunding	4.250%	10/1/47	1,200,000	1,144,645
Utah — 6.9%
Central Valley, UT, Water Reclamation Facility, Sewer Revenue, Series C	4.000%	3/1/47	3,110,000	2,862,471
Utah State Intermountain Power Agency, Series 2022-A, Refunding	5.000%	7/1/44	3,000,000	3,121,661
Total Utah				5,984,132
Vermont — 3.4%
Vermont Educational & Health Buildings Financing Agency Revenue:
The University of Vermont Medical Center Project, Green Bonds	5.000%	12/1/38	2,015,000	2,016,758
The University of Vermont Medical Center Project, Green Bonds	4.000%	12/1/42	1,000,000	949,297
Total Vermont				2,966,055
Virginia — 0.1%

Hampton, VA, GO, Public Improvement, Green Bonds, Series A, State Aid Withholding	5.000%	9/1/27	50,000	51,754
Washington — 2.2%

Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement, Green Bonds, Series S-1, Refunding	4.000%	11/1/46	2,000,000	1,917,092
Wisconsin — 4.6%
Public Finance Authority, WI, Revenue:
Fargo-Moorhead Metropolitan Area Flood Risk Management Project	4.000%	9/30/51	2,330,000	1,920,210 (b)
Fargo-Moorhead Metropolitan Area Flood Risk Management Project	4.000%	3/31/56	600,000	480,329 (b)
Patriot Services Group, Portfolio Restructuring, Series A-1, Refunding	4.500%	12/1/31	500,000	503,251 (a)
University of Wisconsin Hospitals & Clinics, Hospital Revenue, Series 2021, Refunding	4.000%	4/1/46	1,120,000	1,041,584
Total Wisconsin				3,945,374

Total Municipal Bonds (Cost — $85,222,152)				84,674,788
Collateralized Mortgage Obligations(e) — 0.1%
California Housing Finance Agency, 2019-N A (Cost — $82,595)	2.350%	12/1/35	89,531	75,060
Total Investments before Short-Term Investments (Cost — $85,304,747)				84,749,848
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Municipal Green Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 0.2%
Municipal Bonds — 0.2%
New York — 0.2%
New York City, NY, GO, Fiscal 2014, Series I, SPA - U.S. Bank N.A. (Cost — $200,000)	2.750%	3/1/44	$200,000	$200,000 (f)(g)
Total Investments — 98.4% (Cost — $85,504,747)				84,949,848
Other Assets in Excess of Liabilities — 1.6%				1,370,562
Total Net Assets — 100.0%				$86,320,410

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CDA	—	Communities Development Authority
DFA	—	Development Finance Agency
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Senior Loans — 85.7%
Communication Services — 4.5%
Entertainment — 2.2%
Ontario Gaming GTA LP, Term Loan B (3 mo. Term SOFR + 4.250%)	7.950%	8/1/30	$2,856,606	$2,683,939 (a)(b)(c)
Playtika Holding Corp., Term Loan B1 (1 mo. Term SOFR + 2.864%)	6.532%	3/13/28	6,079,471	5,735,585 (a)(b)(c)
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	5.664%	11/21/31	9,204,603	9,210,356 (a)(b)(c)
Total Entertainment				17,629,880
Interactive Media & Services — 0.4%
Delta TopCo Inc., Fourth Amendment Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	6.421%	11/30/29	3,091,918	2,997,954 (a)(b)(c)
Media — 1.8%
Cengage Learning Inc., Term Loan (3 mo. Term SOFR + 3.000%)	6.669-6.676%	3/24/31	3,545,700	3,480,690 (a)(b)(c)
Charter Communications Operating LLC, Term Loan B5 (3 mo. Term SOFR + 2.250%)	5.911%	12/15/31	3,214,861	3,216,951 (a)(b)(c)
MH Sub I LLC, 2023 New Term Loan (1 mo. Term SOFR + 4.250%)	7.918%	5/3/28	6,343,296	5,471,093 (a)(b)(c)
MH Sub I LLC, 2024 New Term Loan (1 mo. Term SOFR + 4.250%)	7.918%	12/31/31	3,567,140	2,394,442 (a)(b)(c)
Total Media				14,563,176
Wireless Telecommunication Services — 0.1%
Crown Subsea Communications Holding Inc., 2026 Term Loan (1 mo. Term SOFR + 3.000%)	6.668%	1/30/31	1,130,834	1,135,782 (a)(b)(c)

Total Communication Services				36,326,792
Consumer Discretionary — 10.3%
Automobile Components — 1.8%
Clarios Global LP, Amendment No. 6 Dollar Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	1/28/32	1,967,773	1,965,313 (a)(b)(c)
DexKo Global Inc., 2023 Incremental Term Loan (3 mo. Term SOFR + 4.250%)	7.917%	10/4/28	679,105	671,180 (a)(b)(c)
DexKo Global Inc., First Lien Closing Date Dollar Term Loan (3 mo. Term SOFR + 4.012%)	7.678%	10/4/28	4,488,015	4,407,814 (a)(b)(c)
First Brands Group LLC, 2021 First Lien Term Loan	—	3/30/27	3,671,279	10,720 *(d)
First Brands Group LLC, 2022 Incremental Term loan	—	3/30/27	807,871	2,359 *(d)
First Brands Group LLC, DIP Roll Up Term Loan	—	6/29/26	9,916,330	37,781 *(d)
First Brands Group LLC, USD DIP Term Loan	—	6/29/26	3,935,866	959,367 *(d)
RealTruck Goup Inc., Initial Term Loan (3 mo. Term SOFR + 4.012%)	7.684%	1/31/28	6,186,424	4,220,317 (a)(b)(c)
Wand NewCo 3 Inc., Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.168%	1/30/31	2,050,840	2,036,853 (a)(b)(c)
Total Automobile Components				14,311,704
Automobiles — 0.1%
American Trailer World Corp., First Lien Initial Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	3/3/28	644,732	549,096 (a)(b)(c)
Broadline Retail — 0.5%
Peer Holding III BV, Term Loan B4 (3 mo. Term SOFR + 2.500%)	6.200%	10/26/30	394,962	394,901 (a)(b)(c)
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.200%	7/1/31	1,983,125	1,981,577 (a)(b)(c)
Peer Holding III BV, Term Loan B8 (3 mo. Term SOFR + 2.250%)	5.950%	9/29/32	2,057,479	2,042,367 (a)(b)(c)
Total Broadline Retail				4,418,845
Distributors — 0.6%
Windsor Holdings III LLC, 2025 Refinancing Term Loan B (1 mo. Term SOFR + 2.750%)	6.418%	8/1/30	4,933,750	4,870,549 (a)(b)(c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Diversified Consumer Services — 0.5%
ABG Intermediate Holdings 2 LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 2.250%)	5.918%	12/21/28	$3,999,874	$3,996,253 (a)(b)(c)
Hotels, Restaurants & Leisure — 3.3%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	5.418%	9/20/30	1,966,807	1,964,850 (a)(b)(c)
Caesars Entertainment Inc., Term Loan B, Tranche B (1 mo. Term SOFR + 2.250%)	5.918%	2/6/30	5,888,931	5,734,346 (a)(b)(c)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	6.918%	1/27/29	6,537,451	6,423,045 (a)(b)(c)
IRB Holding Corp., 2025 Replacement Term Loan B (1 mo. Term SOFR + 2.500%)	6.176%	12/15/30	5,532,499	5,525,584 (a)(b)(c)
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.675%	4/16/29	1,277,127	1,278,724 (a)(b)(c)
Whatabrands LLC, 2024 Refinancing Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	8/3/28	5,436,558	5,434,139 (a)(b)(c)
Total Hotels, Restaurants & Leisure				26,360,688
Household Durables — 1.3%
AI Aqua Merger Sub Inc., 2026 Term Loan B (3 mo. Term SOFR + 2.500%)	6.161-6.164%	7/31/28	5,823,450	5,817,073 (a)(b)(c)
Chariot Buyer LLC, 2025 New Term Loan B (1 mo. Term SOFR + 2.750%)	6.418%	9/8/32	5,156,873	5,115,876 (a)(b)(c)
Total Household Durables				10,932,949
Specialty Retail — 1.4%
Flynn Restaurant Group LP, 2025 Term Loan (1 mo. Term SOFR + 3.750%)	7.418%	1/28/32	3,789,057	3,730,194 (a)(b)(c)
PetsMart LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.675%	8/18/32	2,300,000	2,289,075 (a)(b)(c)
White Cap Supply Holdings LLC, Term Loan C (1 mo. Term SOFR + 3.250%)	6.918%	10/19/29	5,104,145	4,921,060 (a)(b)(c)
Total Specialty Retail				10,940,329
Textiles, Apparel & Luxury Goods — 0.8%
Great Outdoors Group LLC, Term Loan B3 (1 mo. Term SOFR + 3.250%)	6.918%	1/23/32	6,712,510	6,709,993 (a)(b)(c)

Total Consumer Discretionary				83,090,406
Consumer Staples — 2.8%
Beverages — 0.6%
Triton Water Holdings Inc., 2026 Refinancing Term Loan	—	3/19/31	4,656,606	4,669,691 (e)
Consumer Staples Distribution & Retail — 0.8%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.250%)	5.877%	9/30/31	4,549,764	4,466,594 (a)(b)(c)
Froneri International Ltd., Term Loan Facility B6 (6 mo. Term SOFR + 2.250%)	5.877%	9/30/32	2,119,734	2,082,787 (a)(b)(c)
Total Consumer Staples Distribution & Retail				6,549,381
Food Products — 0.6%
Primary Products Finance LLC, 2024 Replacement Term Loan B (3 mo. Term SOFR + 3.250%)	6.896%	4/1/29	4,998,238	4,971,697 (a)(b)(c)
Personal Care Products — 0.8%
Conair Holdings LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.864%)	7.532%	5/17/28	2,622	1,855 (a)(b)(c)
Opal Bidco SAS, Term Loan Facility B4 (3 mo. Term SOFR + 3.000%)	6.700%	4/28/32	6,268,500	6,272,418 (a)(b)(c)
Total Personal Care Products				6,274,273

Total Consumer Staples				22,465,042
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Parexel International Inc., Term Loan B (1 mo. Term SOFR + 2.750%)	6.418%	12/12/31	$4,564,341	$4,554,824 (a)(b)(c)

Financials — 14.4%
Banks — 0.6%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.668%	11/24/32	4,577,518	4,511,715 (a)(b)(c)
Capital Markets — 1.6%
Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	6.668%	4/7/28	4,055,620	4,056,411 (a)(b)(c)
First Eagle Holdings Inc., Delayed Draw Term Loan	—	8/16/32	541,228	534,463 (f)
First Eagle Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.200%	8/16/32	3,162,124	3,122,597 (a)(b)(c)
Osaic Holdings Inc., Term Loan B1 (3 mo. Term SOFR + 2.500%)	6.200%	7/30/32	5,196,478	5,109,125 (a)(b)(c)
Total Capital Markets				12,822,596
Consumer Finance — 0.3%
OneDigital Borrower LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.000%)	6.668%	7/2/31	2,954,814	2,864,323 (a)(b)(c)
Financial Services — 3.9%
Apex Group Treasury Ltd., Term Loan B (3 mo. Term SOFR + 3.500%)	7.166%	2/27/32	5,861,941	5,358,781 (a)(b)(c)
Citadel Securities LP, 2024 Term Loan Facility (3 mo. Term SOFR + 2.000%)	5.700%	10/31/31	2,910,439	2,917,119 (a)(b)(c)
CPI Holdco B LLC, 2025 Fourth Amendment Incremental Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	5/17/31	2,977,330	2,961,431 (a)(b)(c)
GTCR Everest Borrower LLC, 2026 Term Loan (3 mo. Term SOFR + 2.500%)	6.200%	9/5/31	3,308,461	3,288,842 (a)(b)(c)
Hudson River Trading LLC, Term Loan B2 (1 mo. Term SOFR + 2.500%)	6.175%	3/18/30	2,254,554	2,247,982 (a)(b)(c)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	9,427,403	9,266,713 (a)(b)(c)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.668%	7/31/31	3,394,234	3,296,649 (a)(b)(c)
Osttra Group Ltd., First Lien Term Loan (3 mo. Term SOFR + 3.500%)	7.150%	10/8/32	1,851,528	1,836,485 (a)(b)(c)
Total Financial Services				31,174,002
Insurance — 8.0%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	6.668%	11/6/30	11,057,526	10,734,094 (a)(b)(c)
Acrisure LLC, 2025 Term Loan B7 (1 mo. Term SOFR + 3.250%)	6.918%	6/21/32	1,159,124	1,125,075 (a)(b)(c)
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	9/19/31	9,494,873	9,432,823 (a)(b)(c)
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	1/30/32	10,636,648	10,578,253 (a)(b)(c)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.418%	3/11/33	3,527,093	3,414,684 (a)(b)(c)
Asurion LLC, New Term Loan B4 (1 mo. Term SOFR + 5.364%)	9.032%	1/20/29	1,883,196	1,873,950 (a)(b)(c)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	6/13/31	8,456,210	8,262,267 (a)(b)(c)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.920%	6/20/30	9,134,725	9,124,631 (a)(b)(c)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	7/31/31	9,997,336	9,829,531 (a)(b)(c)
Total Insurance				64,375,308

Total Financials				115,747,944
Health Care — 11.1%
Biotechnology — 0.1%
Biomarin Pharmaceutical Inc., Term Loan B	—	1/28/33	880,829	879,733 (e)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — 3.4%
Bausch & Lomb Corp., 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.750%)	7.418%	1/15/31	$4,988,072	$5,005,231 (a)(b)(c)
Charlotte Buyer Inc., Second Refinancing Term Loan (1 mo. Term SOFR + 4.250%)	7.920%	2/11/28	6,016,171	5,968,042 (a)(b)(c)
Hologic Inc., Term Loan B	—	1/14/33	4,800,000	4,748,712 (e)
Medline Borrower LP, 2030 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	10/23/30	6,276,987	6,291,675 (a)(b)(c)
U.S. Anesthesia Partners Inc., Initial Term Loan (1 mo. Term SOFR + 4.114%)	7.782%	10/1/28	5,291,295	5,300,290 (a)(b)(c)
Total Health Care Equipment & Supplies				27,313,950
Health Care Providers & Services — 3.2%
ADMI Corp., Amendment No. 10 Extended Term Loan (1 mo. Term SOFR + 5.750%)	9.418%	12/23/27	228,506	219,081 (a)(b)(c)
ADMI Corp., Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.864%)	7.532%	12/23/27	7,012,433	6,595,193 (a)(b)(c)
ADMI Corp., Incremental Term Loan (1 mo. Term SOFR + 3.489%)	7.157%	12/23/27	728,757	685,163 (a)(b)(c)
Global Medical Response Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.170%	10/1/32	1,301,087	1,298,647 (a)(b)(c)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.422%	5/16/31	2,796,384	2,800,411 (a)(b)(c)
LifePoint Health Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.152%	5/16/31	1,519,257	1,520,069 (a)(b)(c)
Medical Solutions Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 3.600%)	7.267%	11/1/28	3,379,935	729,491 (a)(b)(c)
Phoenix Guarantor Inc., Term Loan B5 (1 mo. Term SOFR + 2.500%)	6.168%	2/21/31	5,979,088	5,988,446 (a)(b)(c)
Raven Acquisition Holdings LLC, 2024 Delayed Draw Commitment Term Loan	—	11/19/31	192,863	189,436 (f)
Raven Acquisition Holdings LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.668%	11/19/31	2,673,086	2,625,586 (a)(b)(c)
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.700%	9/27/30	3,423,517	3,389,589 (a)(b)(c)(e)
Total Health Care Providers & Services				26,041,112
Health Care Technology — 2.8%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	7,998,945	7,863,962 (a)(b)(c)
Cotiviti Inc., Amendment No. 2 Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	3/26/32	2,875,514	2,654,099 (a)(b)(c)
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	5/1/31	10,008,087	9,245,021 (a)(b)(c)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.417%	12/31/30	306,389	306,313 (a)(b)(c)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.528%	12/31/30	2,539,780	2,261,471 (a)(b)(c)
Total Health Care Technology				22,330,866
Pharmaceuticals — 1.6%
Endo Finance Holdings Inc., Term Loan B (1 mo. Term SOFR + 3.750%)	7.418%	4/23/31	3,237,730	3,225,588 (a)(b)(c)
Organon & Co., Dollar Term Loan (1 mo. Term SOFR + 2.250%)	5.918%	5/19/31	932,331	890,610 (a)(b)(c)
Paradigm Parent LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.200%	4/16/32	3,291,154	2,731,658 (a)(b)(c)
Southern Veterinary Partners LLC, 2025 New Term Loan (1 mo. Term SOFR + 2.500%)	6.181%	12/4/31	5,625,621	5,584,385 (a)(b)(c)
Total Pharmaceuticals				12,432,241

Total Health Care				88,997,902
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Industrials — 19.2%
Aerospace & Defense — 1.8%
Dynasty Acquisition Co. Inc., Initial Term Loan B1 (1 mo. Term SOFR + 2.000%)	5.668%	10/31/31	$2,849,743	$2,854,545 (a)(b)(c)
Dynasty Acquisition Co. Inc., Initial Term Loan B2 (1 mo. Term SOFR + 2.000%)	5.668%	10/31/31	1,083,951	1,085,778 (a)(b)(c)
Signia Aerospace LLC, 2025 Delayed Draw Term Loan	—	12/11/31	190,565	191,280 (f)
Signia Aerospace LLC, 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.423-6.450%	12/11/31	3,909,046	3,923,704 (a)(b)(c)
TransDigm Inc., Term Loan L (1 mo. Term SOFR + 2.500%)	6.168%	1/19/32	2,840,382	2,843,407 (a)(b)(c)
TransDigm Inc., Term Loan M (1 mo. Term SOFR + 2.500%)	6.168%	8/19/32	2,391,210	2,393,852 (a)(b)(c)
TransDigm Inc., Term Loan N (1 mo. Term SOFR + 2.500%)	6.168%	2/10/33	1,046,511	1,048,212 (a)(b)(c)
Total Aerospace & Defense				14,340,778
Air Freight & Logistics — 2.2%
Clue Opco LLC, Term Loan B (3 mo. Term SOFR + 4.500%)	8.167%	12/19/30	2,072,000	2,022,272 (a)(b)(c)
First Student Bidco Inc., Initial Term Loan C (3 mo. Term SOFR + 2.250%)	5.950%	8/15/30	795,011	793,437 (a)(b)(c)
First Student Bidco Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	5.950%	8/15/30	5,834,975	5,823,422 (a)(b)(c)
Kenan Advantage Group Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	6.918%	1/25/29	4,538,960	4,492,436 (a)(b)(c)
LaserShip Inc., Term Loan B1 (3 mo. Term SOFR + 1.762%)	5.461%	8/10/29	1,548,367	1,144,684 (a)(b)(c)
LaserShip Inc., Term Loan D (3 mo. Term SOFR + 1.762%)	5.461%	8/10/29	1,121,231	274,701 (a)(b)(c)
WWEX Uni Topco Holdings LLC, Term Loan B (3 mo. Term SOFR + 4.000%)	7.700%	7/26/28	3,350,095	3,356,896 (a)(b)(c)
Total Air Freight & Logistics				17,907,848
Building Products — 2.2%
Cornerstone Building Brands Inc., New Term Loan B (3 mo. Term SOFR + 3.250%)	7.024%	4/12/28	3,303,302	1,888,778 (a)(b)(c)
Cornerstone Building Brands Inc., Term Loan C (3 mo. Term SOFR + 4.500%)	8.174%	5/15/31	3,471,135	1,690,443 (a)(b)(c)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.000%)	6.700%	1/17/32	5,462,270	5,445,774 (a)(b)(c)
Quikrete Holdings Inc., New Term Loan B1 (1 mo. Term SOFR + 2.250%)	5.918%	4/14/31	4,796,733	4,795,366 (a)(b)(c)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.918%	2/10/32	3,591,310	3,589,066 (a)(b)(c)
Total Building Products				17,409,427
Commercial Services & Supplies — 6.3%
AlixPartners LLP, 2025 Refinanced Dollar Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	8/12/32	2,493,750	2,474,174 (a)(b)(c)
Allied Universal Holdco LLC, Amendment No.7 Replacement US Dollar Term Loan (1 mo. Term SOFR + 3.250%)	6.918%	8/20/32	7,787,086	7,796,820 (a)(b)(c)
BradyPLUS Holdings LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 3.500%)	7.173%	12/29/32	2,000,000	1,972,510 (a)(b)(c)
Camelot US Acquisition I Co., Term Loan B1 (1 mo. Term SOFR + 2.750%)	6.418%	1/31/31	5,100,000	4,431,696 (a)(b)(c)(e)
CHG Healthcare Services Inc., Amendment No. 7 Refinancing Term Loan (3 mo. Term SOFR + 2.750%)	6.417%	9/29/28	3,774,844	3,782,507 (a)(b)(c)
Ensemble RCM LLC, Term Loan B (3 mo. Term SOFR + 3.000%)	6.660%	2/9/33	4,799,662	4,753,657 (a)(b)(c)
Madison IAQ LLC, Initial Term Loan (6 mo. Term SOFR + 2.500%)	6.128%	6/21/28	3,502,444	3,505,632 (a)(b)(c)
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan (1 mo. Term SOFR + 3.000%)	6.668%	5/4/28	6,229,115	6,231,482 (a)(b)(c)
Neon Maple Purchaser Inc., First Amendment Term Loan B1 (1 mo. Term SOFR + 2.500%)	6.168%	11/17/31	6,118,319	6,003,601 (a)(b)(c)
Neptune Bidco US Inc., 2026 Dollar Term Loan B (3 mo. Term SOFR + 5.100%)	8.760%	1/28/33	2,400,000	2,294,400 (a)(b)(c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Commercial Services & Supplies — continued
Priority Holdings LLC, 2025 Refinancing Term Loan (1 mo. Term SOFR + 3.750%)	7.418%	7/30/32	$953,352	$932,201 (a)(b)(c)
Soliant Lower Intermediate LLC, Initial Term Loan (6 mo. Term SOFR + 3.750%)	7.376%	7/18/31	2,070,050	1,552,537 (a)(b)(c)
Spin Holdco Inc., Initial Term Loan (3 mo. Term SOFR + 4.262%)	7.933%	3/4/28	465,508	360,189 (a)(b)(c)
Verde Purchaser LLC, Initial Term Loan (3 mo. Term SOFR + 4.000%)	7.700%	11/29/30	4,234,733	4,125,837 (a)(b)(c)
Total Commercial Services & Supplies				50,217,243
Construction & Engineering — 1.6%
Aretec Group Inc., Term Loan B4 (1 mo. Term SOFR + 3.000%)	6.668%	8/9/30	4,854,335	4,799,991 (a)(b)(c)
Brand Industrial Services Inc., Term Loan C (3 mo. Term SOFR + 4.500%)	8.164%	8/1/30	1,600,903	1,382,107 (a)(b)(c)
DG Investment Intermediate Holdings 2 Inc., Term Loan (1 mo. Term SOFR + 3.250%)	6.918%	7/9/32	2,730,071	2,731,777 (a)(b)(c)
Red SPV LLC, Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.925%	3/15/32	3,840,810	3,843,211 (a)(b)(c)
Total Construction & Engineering				12,757,086
Machinery — 1.6%
Indicor LLC, Dollar Term Loan E (3 mo. Term SOFR + 2.500%)	6.200%	11/22/29	3,072,663	3,076,289 (a)(b)(c)
TK Elevator Midco Gmbh, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.377%	4/30/30	3,616,643	3,628,450 (a)(b)(c)
WEC US Holdings Ltd., Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	1/27/31	6,094,713	6,090,904 (a)(b)(c)
Total Machinery				12,795,643
Passenger Airlines — 0.5%
American Airlines Inc., 2024 Replacement Term Loan (3 mo. Term SOFR + 2.250%)	5.907%	6/4/29	4,490,202	4,368,967 (a)(b)(c)
Professional Services — 2.4%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.282%	6/2/28	9,740,828	9,339,068 (a)(b)(c)
Dayforce Inc., Initial Term Loan (3 mo. Term SOFR + 3.000%)	6.661%	2/4/33	10,500,000	9,960,405 (a)(b)(c)
Total Professional Services				19,299,473
Trading Companies & Distributors — 0.6%
BCPE Empire Holdings Inc., Amendment No. 8 Refinancing Term Loan (1 mo. Term SOFR + 3.250%)	6.918%	12/11/30	4,399,473	4,340,807 (a)(b)(c)
QXO Building Products Inc., 2025 Refinancing Term Loan B (1 mo. Term SOFR + 2.000%)	5.668%	4/30/32	299,824	299,618 (a)(b)(c)
Total Trading Companies & Distributors				4,640,425

Total Industrials				153,736,890
Information Technology — 18.9%
IT Services — 2.5%
Mcafee Corp., Refinancing Term Loan B1 (1 mo. Term SOFR + 3.000%)	6.668%	3/1/29	11,538,505	10,341,385 (a)(b)(c)
Nielsen Consumer Inc., 2025 Term Loan (1 mo. Term SOFR + 2.250%)	5.918%	10/31/30	2,989,823	2,956,187 (a)(b)(c)
Project Alpha Intermediate Holding Inc., First Lien Incremental Term Loan B (3 mo. Term SOFR + 3.250%)	6.950%	10/28/30	8,486,912	6,469,361 (a)(b)(c)
Total IT Services				19,766,933
Software — 14.8%
Ascend Learning LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.000%)	6.668%	12/11/28	5,062,002	4,953,169 (a)(b)(c)
BMC Software Inc., 2031 Replacement Dollar Term Loan (3 mo. Term SOFR + 3.000%)	6.673%	7/30/31	11,291,731	10,500,124 (a)(b)(c)
Central Parent LLC, 2024 Refinance Term Loan (3 mo. Term SOFR + 3.250%)	6.950%	7/6/29	11,606,138	8,313,941 (a)(b)(c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.950%	3/21/31	$9,340,817	$8,584,211 (a)(b)(c)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	10/8/28	6,407,792	5,738,979 (a)(b)(c)
Epicor Software Corp., Term Loan F (1 mo. Term SOFR + 2.500%)	6.168%	5/30/31	10,076,084	9,897,889 (a)(b)(c)
Flash Charm Inc., 2024 Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.160%	3/2/28	5,586,053	4,453,480 (a)(b)(c)
Gen Digital Inc., Additional Term Loan B1 (1 mo. Term SOFR + 1.750%)	5.418%	9/12/29	2,490,183	2,469,278 (a)(b)(c)
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	1/30/32	7,550,945	7,239,468 (a)(b)(c)
Kaseya Inc., Term Loan (1 mo. Term SOFR + 3.250%)	6.918%	3/20/32	6,288,054	5,890,397 (a)(b)(c)
Peraton Corp., First Lien Term Loan B (3 mo. Term SOFR + 3.850%)	7.517%	2/1/28	12,346,853	10,566,869 (a)(b)(c)
PointClickCare Technologies, 2025 Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	11/3/31	3,761,100	3,745,830 (a)(b)(c)
Project Boost Purchaser LLC, First Lien Intial Term Loan (3 mo. Term SOFR + 2.750%)	6.450%	7/16/31	4,683,564	4,524,347 (a)(b)(c)
Proofpoint Inc., 2025 Incremental Term Loan (3 mo. Term SOFR + 3.000%)	6.700%	8/31/28	8,341,878	8,088,159 (a)(b)(c)
Rocket Software Inc., Term Loan (1 mo. Term SOFR + 3.750%)	7.418%	11/28/28	3,101,608	2,982,072 (a)(b)(c)
Skopima Consilio Parent LLC, Amendment No. 5 Term Loan (1 mo. Term SOFR + 3.750%)	7.418%	5/12/28	3,853,999	3,033,811 (a)(b)(c)
Sophos Holdings LLC, Dollar Term Loan (1 mo. Term SOFR + 3.614%)	7.282%	3/5/27	2,953,032	2,819,688 (a)(b)(c)
Sovos Compliance LLC, Amendment No. 3 Replacement Term Loan (1 mo. Term SOFR + 3.250%)	6.918%	8/14/29	4,921,367	4,686,371 (a)(b)(c)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.500%)	6.167%	2/10/31	11,153,030	10,672,781 (a)(b)(c)
Total Software				119,160,864
Technology Hardware, Storage & Peripherals — 1.6%
Clover Holdings 2 LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.676%	12/9/31	6,288,113	6,036,589 (a)(b)(c)
Fortress Intermediate 3 Inc., 2025 Term Loan B (1 mo. Term SOFR + 3.000%)	6.669%	6/27/31	6,591,217	6,550,022 (a)(b)(c)
Total Technology Hardware, Storage & Peripherals				12,586,611

Total Information Technology				151,514,408
Materials — 3.2%
Chemicals — 1.3%
Hexion Holdings Corp., Second Lien Term Loan (1 mo. Term SOFR + 7.538%)	11.205%	3/15/30	388,235	363,485 (a)(b)(c)
Ineos Finance PLC, 2030 Dollar Term Loan (1 mo. Term SOFR + 3.250%)	6.918%	2/19/30	2,949,274	2,586,145 (a)(b)(c)
Ineos US Finance LLC, 2031 New Dollar Term Loan (1 mo. Term SOFR + 3.000%)	6.668%	2/7/31	1,261,766	1,091,875 (a)(b)(c)
Ineos US Petrochem LLC, 2030 Dollar Term Loan B (1 mo. Term SOFR + 3.850%)	7.518%	3/14/30	1,280,526	933,503 (a)(b)(c)
Ineos US Petrochem LLC, New Term Loan B (1 mo. Term SOFR + 4.350%)	8.018%	4/2/29	2,636,514	2,076,255 (a)(b)(c)
Nouryon Finance BV, 2024 Dollar Term Loan B1 (6 mo. Term SOFR + 3.250%)	7.036%	4/3/28	2,123,684	2,086,519 (a)(b)(c)
Nouryon Finance BV, 2024 Dollar Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.917%	4/3/28	1,684,429	1,655,660 (a)(b)(c)
Total Chemicals				10,793,442
Containers & Packaging — 1.9%
Charter Next Generation Inc., Term Loan B (1 mo. Term SOFR + 2.500%)	6.171%	11/29/30	4,879,449	4,856,418 (a)(b)(c)
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.918%	4/1/32	6,272,849	5,875,307 (a)(b)(c)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Containers & Packaging — continued
Kleopatra Finco SARL, Initial Exit Term Loan (3 mo. Term SOFR + 7.000%)	10.667%	1/30/31	$202,401	$304,363 (a)(b)(c)
ProAmpac PG Borrower LLC, First Lien Initial USD Term Loan (1 mo. Term SOFR + 4.114%)	7.782%	3/7/33	4,058,825	3,929,957 (a)(b)(c)
Total Containers & Packaging				14,966,045

Total Materials				25,759,487
Real Estate — 0.7%
Real Estate Management & Development — 0.7%
Cushman & Wakefield US Borrower LLC, 2025 Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	1/31/30	2,680,767	2,694,171 (a)(b)(c)
Cushman & Wakefield US Borrower LLC, Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	1/31/30	3,049,257	3,068,315 (a)(b)(c)

Total Real Estate				5,762,486
Total Senior Loans (Cost — $731,155,874)				687,956,181
Corporate Bonds & Notes — 4.1%
Communication Services — 0.7%
Entertainment — 0.1%
Ontario Gaming GTA LP/OTG Co-Issuer Inc., Senior Secured Notes	8.000%	8/1/30	500,000	479,588 (g)
Media — 0.6%
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.875%	4/1/30	3,200,000	3,351,065 (g)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	308,000	307,865 (g)
McGraw-Hill Education Inc., Senior Secured Notes	7.375%	9/1/31	1,000,000	1,021,507 (g)
Total Media				4,680,437
Wireless Telecommunication Services — 0.0%††
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	210,000	180,540 (g)

Total Communication Services				5,340,565
Consumer Discretionary — 0.4%
Hotels, Restaurants & Leisure — 0.4%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	1,200,000	1,191,035 (g)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	1,500,000	1,483,737 (g)
Great Canadian Gaming Corp./Raptor LLC, Senior Secured Notes	8.750%	11/15/29	250,000	244,057 (g)

Total Consumer Discretionary				2,918,829
Consumer Staples — 0.1%
Consumer Staples Distribution & Retail — 0.1%
Froneri Lux FinCo SARL, Senior Secured Notes	6.000%	8/1/32	1,200,000	1,171,167 (g)

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	150,000	149,651

Financials — 1.1%
Financial Services — 0.5%
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	300,000	290,966 (g)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	755,000	747,264 (g)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	2,600,000	2,639,723 (g)
Total Financial Services				3,677,953
Insurance — 0.6%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	4.250%	2/15/29	500,000	472,333 (g)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	6.750%	4/15/28	$3,300,000	$3,319,899 (g)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Senior Secured Notes	7.000%	1/15/31	1,000,000	1,009,022 (g)
Total Insurance				4,801,254

Total Financials				8,479,207
Health Care — 0.2%
Health Care Equipment & Supplies — 0.0%††
Bausch & Lomb Corp., Senior Secured Notes	8.375%	10/1/28	360,000	372,150 (g)
Health Care Providers & Services — 0.2%
Radiology Partners Inc., Senior Secured Notes	8.500%	7/15/32	1,500,000	1,522,680 (g)

Total Health Care				1,894,830
Industrials — 1.2%
Aerospace & Defense — 0.5%
Goat Holdco LLC, Senior Secured Notes	6.750%	2/1/32	2,000,000	2,013,988 (g)
TransDigm Inc., Senior Secured Notes	6.000%	1/15/33	1,700,000	1,700,941 (g)
Total Aerospace & Defense				3,714,929
Building Products — 0.3%
Emerald Borrower LP/Emerald Co-Issuer Inc., Senior Secured Notes	6.625%	12/15/30	1,400,000	1,425,633 (g)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,000,000	1,014,753 (g)
Total Building Products				2,440,386
Commercial Services & Supplies — 0.3%
Albion Financing 1 SARL/Aggreko Holdings Inc., Senior Secured Notes	7.000%	5/21/30	587,200	600,575 (g)
Allied Universal Holdco LLC, Senior Secured Notes	7.875%	2/15/31	1,000,000	1,031,885 (g)
GFL Environmental Inc., Senior Secured Notes	3.500%	9/1/28	600,000	583,817 (g)
Total Commercial Services & Supplies				2,216,277
Machinery — 0.0%††
GrafTech Finance Inc., Secured Notes	4.625%	12/23/29	400,000	223,713 (g)
Passenger Airlines — 0.1%
Air Canada, Senior Secured Notes	3.875%	8/15/26	700,000	696,910 (g)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	316,666	317,104 (g)
Total Passenger Airlines				1,014,014

Total Industrials				9,609,319
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Fortress Intermediate 3 Inc., Senior Secured Notes	7.500%	6/1/31	600,000	597,059 (g)

Materials — 0.3%
Chemicals — 0.1%
SCIH Salt Holdings Inc., Senior Secured Notes	4.875%	5/1/28	500,000	494,592 (g)
Construction Materials — 0.1%
Cemex SAB de CV, Senior Notes	5.200%	9/17/30	375,000	371,474 (g)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	700,000	722,382 (g)
Total Construction Materials				1,093,856
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings Inc., Senior Secured Notes	6.750%	4/15/32	160,000	151,573 (g)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Senior Loan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Containers & Packaging — continued
Mauser Packaging Solutions Holding Co., Senior Secured Notes	7.875%	4/15/30	$805,000	$805,576 (g)
Total Containers & Packaging				957,149

Total Materials				2,545,597
Utilities — 0.0%††
Electric Utilities — 0.0%††
Talen Energy Supply LLC, Senior Secured Notes	8.625%	6/1/30	400,000	419,815 (g)

Total Corporate Bonds & Notes (Cost — $32,664,561)				33,126,039
			Shares
Investments in Underlying Funds — 2.7%
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF			255,966	6,179,019 (h)
Invesco Senior Loan ETF			221,413	4,519,039
iShares iBoxx $ High Yield Corporate Bond ETF			70,000	5,569,200
Janus Henderson AAA CLO ETF			105,000	5,288,850

Total Investments in Underlying Funds (Cost — $21,440,577)				21,556,108
	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.3%
BlueMountain CLO Ltd., 2018-3A C (3 mo. Term SOFR + 2.462%)	6.130%	10/25/30	$1,000,000	1,004,587 (c)(g)
LCM LP, 18A CR (3 mo. Term SOFR + 2.112%)	5.779%	4/20/31	1,000,000	1,003,600 (c)(g)

Total Asset-Backed Securities (Cost — $1,998,741)				2,008,187
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Keenova Therapeutics PLC			3,652	321,376 *
Par Health Inc.			3,652	23,281 *

Total Common Stocks (Cost — $356,125)				344,657
Total Investments before Short-Term Investments (Cost — $787,615,878)				744,991,172
	Rate
Short-Term Investments — 5.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $43,063,904)	3.536%		43,063,904	43,063,904 (h)(i)(j)
Total Investments — 98.2% (Cost — $830,679,782)				788,055,076
Other Assets in Excess of Liabilities — 1.8%				14,555,552
Total Net Assets — 100.0%				$802,610,628

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Senior Loan ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(b)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of March 31, 2026.
(e)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(f)
All or a portion of this loan is unfunded as of March 31, 2026. The interest rate for fully unfunded term loans is to be determined. At March 31, 2026, the total principal amount and market value of unfunded commitments totaled $924,656 and $915,179, respectively.

(g)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $49,242,923 and the cost was $49,202,387 (Note 6).

(i)	Rate shown is one-day yield as of the end of the reporting period.
(j)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DIP	—	Debtor-in-possession
ETF	—	Exchange-Traded Fund
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 61.6%
Communication Services — 4.0%
Diversified Telecommunication Services — 0.9%
BT Group PLC	161,290	$447,719
Comcast Corp., Class A Shares	130,692	3,752,167
Deutsche Telekom AG, Registered Shares	50,879	1,872,998
Total Diversified Telecommunication Services		6,072,884
Entertainment — 0.8%
Electronic Arts Inc.	9,797	1,997,314
Live Nation Entertainment Inc.	2,001	305,173 *
Walt Disney Co.	36,447	3,512,762
Total Entertainment		5,815,249
Interactive Media & Services — 1.8%
Alphabet Inc., Class C Shares	42,313	12,137,907
Pinterest Inc., Class A Shares	20,403	374,191 *
Total Interactive Media & Services		12,512,098
Media — 0.0%††
Fox Corp., Class A Shares	6,636	387,542
Wireless Telecommunication Services — 0.5%
SoftBank Group Corp.	121,200	2,708,316
Vodafone Group PLC	670,309	1,001,500
Total Wireless Telecommunication Services		3,709,816

Total Communication Services		28,497,589
Consumer Discretionary — 6.0%
Automobiles — 1.0%
Ford Motor Co.	161,362	1,862,118
General Motors Co.	35,634	2,654,733
Isuzu Motors Ltd.	22,100	308,530
Mercedes-Benz Group AG	24,879	1,501,790
Subaru Corp.	16,900	263,820
Suzuki Motor Corp.	54,700	644,854
Total Automobiles		7,235,845
Broadline Retail — 0.9%
eBay Inc.	15,666	1,425,919
MercadoLibre Inc.	1,857	3,210,790 *
Next PLC	4,006	669,584
Sea Ltd., ADR	12,600	1,043,406 *
Total Broadline Retail		6,349,699
Hotels, Restaurants & Leisure — 1.5%
Airbnb Inc., Class A Shares	16,110	2,034,371 *
Booking Holdings Inc.	1,193	5,022,912
Carnival Corp.	19,007	491,901
Domino’s Pizza Inc.	845	303,177
Expedia Group Inc.	3,737	862,836
Galaxy Entertainment Group Ltd.	63,000	281,243
Las Vegas Sands Corp.	12,545	675,924
Yum! Brands Inc.	7,314	1,137,181
Total Hotels, Restaurants & Leisure		10,809,545
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — 0.7%
Sony Group Corp.	253,500	$5,113,342
Leisure Products — 0.1%
Bandai Namco Holdings Inc.	17,200	418,080
Specialty Retail — 1.4%
AutoZone Inc.	303	1,023,467 *
Best Buy Co. Inc.	5,812	373,130
Home Depot Inc.	2,045	672,580
Ross Stores Inc.	13,336	2,888,978
TJX Cos. Inc.	20,883	3,335,015
Ulta Beauty Inc.	1,829	956,037 *
Williams-Sonoma Inc.	4,922	897,428
Total Specialty Retail		10,146,635
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	24,300	634,803
Lululemon Athletica Inc.	3,666	561,265 *
Tapestry Inc.	8,438	1,190,686
Total Textiles, Apparel & Luxury Goods		2,386,754

Total Consumer Discretionary		42,459,900
Consumer Staples — 4.1%
Beverages — 0.4%
Coca-Cola HBC AG	5,249	293,902
Kirin Holdings Co. Ltd.	32,100	509,476
Monster Beverage Corp.	30,213	2,189,234 *
Total Beverages		2,992,612
Consumer Staples Distribution & Retail — 1.9%
Dollar General Corp.	9,076	1,077,594
Dollar Tree Inc.	7,789	852,973 *
George Weston Ltd.	3,900	274,653
Koninklijke Ahold Delhaize NV	36,676	1,702,578
Kroger Co.	24,788	1,793,660
Sysco Corp.	15,124	1,078,795
Target Corp.	18,669	2,262,683
Walmart Inc.	36,373	4,520,436
Total Consumer Staples Distribution & Retail		13,563,372
Food Products — 0.2%
Archer-Daniels-Midland Co.	9,247	672,164
WH Group Ltd.	289,000	378,197 (a)
Total Food Products		1,050,361
Household Products — 0.1%
Colgate-Palmolive Co.	10,065	857,840
Personal Care Products — 0.9%
Estee Lauder Cos. Inc., Class A Shares	10,137	727,532
Kao Corp.	16,200	629,100
Kenvue Inc.	78,999	1,361,943
L’Oreal SA	8,888	3,577,607
Total Personal Care Products		6,296,182
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — 0.6%
Altria Group Inc.	69,212	$4,567,300

Total Consumer Staples		29,327,667
Energy — 3.1%
Oil, Gas & Consumable Fuels — 3.1%
ARC Resources Ltd.	16,500	342,284
Cheniere Energy Inc.	4,886	1,386,451
Devon Energy Corp.	24,571	1,236,413
ENEOS Holdings Inc.	111,500	988,565
EOG Resources Inc.	20,542	2,969,757
Imperial Oil Ltd.	5,500	718,108
Inpex Corp.	25,600	752,761
Marathon Petroleum Corp.	12,395	3,026,611
Phillips 66	16,612	3,026,374
Suncor Energy Inc.	49,500	3,263,584
Valero Energy Corp.	11,677	2,885,153
Williams Cos. Inc.	14,847	1,080,565

Total Energy		21,676,626
Financials — 10.4%
Banks — 3.2%
AIB Group PLC	60,301	626,351
Banco Santander SA	223,617	2,445,112
Barclays PLC	214,775	1,103,014
BNP Paribas SA	10,036	936,526
Citigroup Inc.	59,094	6,701,851
ING Groep NV	87,072	2,217,670
KeyCorp	38,057	763,043
Standard Chartered PLC	13,322	273,178
Toronto-Dominion Bank	67,100	6,246,736
UniCredit SpA	15,369	1,077,719
Total Banks		22,391,200
Capital Markets — 1.4%
Ameriprise Financial Inc.	1,175	522,170
Bank of New York Mellon Corp.	26,503	3,144,051
Daiwa Securities Group Inc.	39,500	362,499
Deutsche Bank AG, Registered Shares	67,446	1,951,718
Morgan Stanley	3,963	652,191
Nomura Holdings Inc.	123,900	937,681
Northern Trust Corp.	5,402	753,957
State Street Corp.	8,256	1,044,879
T. Rowe Price Group Inc.	7,627	687,498
Total Capital Markets		10,056,644
Consumer Finance — 0.9%
American Express Co.	19,591	5,925,886
Synchrony Financial	11,959	813,451
Total Consumer Finance		6,739,337
Financial Services — 0.6%
Block Inc.	18,694	1,125,005 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Mastercard Inc., Class A Shares	1,099	$549,127
ORIX Corp.	35,400	1,025,129
PayPal Holdings Inc.	28,688	1,297,558
Total Financial Services		3,996,819
Insurance — 4.3%
Aegon Ltd.	38,710	277,779
Aflac Inc.	17,422	1,911,368
Ageas SA/NV	3,501	254,334
AIA Group Ltd.	433,400	4,690,440
Allstate Corp.	9,754	2,022,394
American International Group Inc.	18,761	1,411,765
AXA SA	68,822	3,111,602
Daiichi Life Group Inc.	122,400	1,093,283
Everest Group Ltd.	1,403	458,571
Hartford Insurance Group Inc.	8,224	1,112,132
Japan Post Holdings Co. Ltd.	73,500	826,523
Loews Corp.	6,171	658,693
MetLife Inc.	17,867	1,263,554
MS&AD Insurance Group Holdings Inc.	53,100	1,345,774
NN Group NV	3,362	259,770
Principal Financial Group Inc.	9,059	816,307
Prudential PLC	89,470	1,224,674
Sampo oyj, Class A Shares	61,263	649,544
Sompo Holdings Inc.	36,600	1,383,111
T&D Holdings Inc.	17,000	422,729
Tokio Marine Holdings Inc.	64,100	2,944,514
Travelers Cos. Inc.	8,220	2,397,610
Total Insurance		30,536,471

Total Financials		73,720,471
Health Care — 7.3%
Biotechnology — 2.6%
AbbVie Inc.	8,274	1,799,512
Biogen Inc.	6,049	1,108,963 *
Genmab A/S	2,096	553,620 *
Gilead Sciences Inc.	36,281	5,056,483
Incyte Corp.	6,880	647,546 *
Neurocrine Biosciences Inc.	4,111	541,583 *
Regeneron Pharmaceuticals Inc.	4,257	3,289,128
United Therapeutics Corp.	1,475	874,646 *
Vertex Pharmaceuticals Inc.	10,459	4,670,362 *
Total Biotechnology		18,541,843
Health Care Equipment & Supplies — 0.7%
Cooper Cos. Inc.	4,490	321,035 *
Edwards Lifesciences Corp.	20,131	1,612,090 *
GE HealthCare Technologies Inc.	14,431	1,027,199
Hologic Inc.	4,504	340,457 *
IDEXX Laboratories Inc.	2,075	1,165,922 *
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Sonova Holding AG, Registered Shares	2,090	$465,572
Total Health Care Equipment & Supplies		4,932,275
Health Care Providers & Services — 1.1%
Cardinal Health Inc.	8,003	1,691,114
Elevance Health Inc.	9,161	2,681,883
HCA Healthcare Inc.	6,020	2,848,905
Universal Health Services Inc., Class B Shares	1,980	354,360
Total Health Care Providers & Services		7,576,262
Health Care Technology — 0.1%
Veeva Systems Inc., Class A Shares	4,923	864,774 *
Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	11,688	1,332,198
Illumina Inc.	5,908	728,220 *
IQVIA Holdings Inc.	3,252	554,596 *
Mettler-Toledo International Inc.	842	1,061,931 *
West Pharmaceutical Services Inc.	1,372	343,878
Total Life Sciences Tools & Services		4,020,823
Pharmaceuticals — 2.3%
Astellas Pharma Inc.	74,600	1,181,202
Bristol-Myers Squibb Co.	41,233	2,500,781
GSK PLC	135,276	3,681,936
Novartis AG, Registered Shares	23,807	3,580,753
Otsuka Holdings Co. Ltd.	10,800	747,426
Roche Holding AG	9,897	3,876,033
Roche Holding AG, Bearer Shares	1,318	536,680
Total Pharmaceuticals		16,104,811

Total Health Care		52,040,788
Industrials — 9.6%
Aerospace & Defense — 3.2%
General Dynamics Corp.	8,542	2,931,785
General Electric Co.	24,091	6,836,303
HEICO Corp., Class A Shares	1,347	284,338
Howmet Aerospace Inc.	15,748	3,629,284
L3Harris Technologies Inc.	3,995	1,378,874
RTX Corp.	37,645	7,261,721
Textron Inc.	6,251	547,338
Total Aerospace & Defense		22,869,643
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	2,263	375,816
Deutsche Post AG	37,862	1,952,201
Expeditors International of Washington Inc.	4,714	675,186
FedEx Corp.	9,209	3,280,062
Total Air Freight & Logistics		6,283,265
Building Products — 0.4%
Allegion PLC	2,200	319,638
Cie de Saint-Gobain SA	6,067	489,747
Johnson Controls International PLC	14,200	1,859,490
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
Masco Corp.	5,300	$319,961
Total Building Products		2,988,836
Commercial Services & Supplies — 0.6%
Cintas Corp.	11,987	2,027,481
Copart Inc.	11,536	382,995 *
GFL Environmental Inc., Subordinate Voting Shares	8,400	349,290
Rollins Inc.	9,880	527,691
Veralto Corp.	8,581	758,732
Total Commercial Services & Supplies		4,046,189
Electrical Equipment — 0.2%
Rockwell Automation Inc.	3,841	1,378,458
Ground Transportation — 1.0%
CSX Corp.	26,661	1,094,434
Uber Technologies Inc.	81,387	5,854,167 *
Total Ground Transportation		6,948,601
Industrial Conglomerates — 1.0%
3M Co.	7,844	1,139,184
CK Hutchison Holdings Ltd.	93,500	710,773
Hitachi Ltd.	117,700	3,302,613
Siemens AG, Registered Shares	9,968	2,362,491
Total Industrial Conglomerates		7,515,061
Machinery — 0.8%
Cummins Inc.	2,007	1,079,806
Daifuku Co. Ltd.	9,400	320,365
Fortive Corp.	13,950	771,156
GEA Group AG	4,155	292,988
Graco Inc.	6,836	578,667
Kubota Corp.	34,100	526,644
Nordson Corp.	1,804	479,972
Parker-Hannifin Corp.	953	853,164
Snap-on Inc.	692	251,348
Techtronic Industries Co. Ltd.	60,500	787,869
Total Machinery		5,941,979
Marine Transportation — 0.1%
Nippon Yusen KK	15,100	547,469
Professional Services — 0.6%
Broadridge Financial Solutions Inc.	2,036	330,809
Jacobs Solutions Inc.	4,153	528,594
Leidos Holdings Inc.	3,322	516,637
Recruit Holdings Co. Ltd.	58,000	2,379,207
SS&C Technologies Holdings Inc.	7,686	519,343
Total Professional Services		4,274,590
Trading Companies & Distributors — 0.7%
AerCap Holdings NV	5,681	779,320
Marubeni Corp.	58,200	2,055,237
Sumitomo Corp.	34,500	1,253,441
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Toyota Tsusho Corp.	24,100	$901,345
Total Trading Companies & Distributors		4,989,343
Transportation Infrastructure — 0.1%
Aena SME SA	19,364	569,382 (a)

Total Industrials		68,352,816
Information Technology — 10.7%
Communications Equipment — 1.5%
Ciena Corp.	5,806	2,254,063 *
Cisco Systems Inc.	88,624	6,876,336
F5 Inc.	2,394	692,656 *
Motorola Solutions Inc.	2,467	1,070,604
Total Communications Equipment		10,893,659
Electronic Equipment, Instruments & Components — 0.5%
Jabil Inc.	3,107	825,313
TE Connectivity PLC	12,169	2,543,564
Total Electronic Equipment, Instruments & Components		3,368,877
IT Services — 0.7%
Capgemini SE	2,648	306,628
Cognizant Technology Solutions Corp., Class A Shares	16,772	1,028,962
Fujitsu Ltd.	65,900	1,313,941
GoDaddy Inc., Class A Shares	3,250	268,677 *
Twilio Inc., Class A Shares	6,251	786,501 *
VeriSign Inc.	3,439	854,110
Total IT Services		4,558,819
Semiconductors & Semiconductor Equipment — 1.8%
Lam Research Corp.	33,761	7,213,375
Lasertec Corp.	3,300	691,778
QUALCOMM Inc.	39,638	5,104,582
Total Semiconductors & Semiconductor Equipment		13,009,735
Software — 5.5%
Adobe Inc.	17,258	4,195,075 *
AppLovin Corp., Class A Shares	3,278	1,304,645 *
Autodesk Inc.	7,896	1,890,302 *
Cadence Design Systems Inc.	11,222	3,118,257 *
Fortinet Inc.	26,062	2,129,787 *
Gen Digital Inc.	15,262	287,384
Microsoft Corp.	22,648	8,383,610
Palantir Technologies Inc., Class A Shares	52,944	7,744,648 *
PTC Inc.	4,903	698,629 *
Sage Group PLC	25,463	281,317
Salesforce Inc.	38,114	7,114,740
Trimble Inc.	9,810	639,906 *
Zoom Communications Inc.	8,561	688,219 *
Zscaler Inc.	3,504	491,576 *
Total Software		38,968,095
Technology Hardware, Storage & Peripherals — 0.7%
Canon Inc.	35,800	980,455
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
HP Inc.	28,640	$550,174
NetApp Inc.	5,391	551,985
Western Digital Corp.	11,020	2,980,800
Total Technology Hardware, Storage & Peripherals		5,063,414

Total Information Technology		75,862,599
Materials — 2.8%
Chemicals — 0.6%
Asahi Kasei Corp.	35,600	337,673
CF Industries Holdings Inc.	4,690	608,949
Corteva Inc.	27,861	2,332,244
DuPont de Nemours Inc.	7,526	344,691
Nitto Denko Corp.	24,600	473,785
Total Chemicals		4,097,342
Construction Materials — 0.6%
CRH PLC	22,700	2,386,224
Heidelberg Materials AG	1,543	317,079
Holcim AG	17,865	1,443,340
Total Construction Materials		4,146,643
Containers & Packaging — 0.2%
Avery Dennison Corp.	2,465	425,656
Ball Corp.	6,953	410,992
Packaging Corp. of America	2,347	498,080
Total Containers & Packaging		1,334,728
Metals & Mining — 1.4%
Agnico Eagle Mines Ltd.	5,400	1,092,614
Barrick Mining Corp.	63,100	2,570,481
Endeavour Mining PLC	6,644	390,760
Kinross Gold Corp.	41,300	1,258,636
Newmont Corp.	44,994	4,870,601
Reliance Inc.	839	254,989
Total Metals & Mining		10,438,081

Total Materials		20,016,794
Real Estate — 0.9%
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A Shares	10,253	1,388,871 *
CK Asset Holdings Ltd.	55,500	314,728
Hongkong Land Holdings Ltd.	44,400	344,988
Sun Hung Kai Properties Ltd.	50,000	823,959
Total Real Estate Management & Development		2,872,546
Residential REITs — 0.1%
Invitation Homes Inc.	16,474	409,379
Sun Communities Inc.	3,955	498,172
Total Residential REITs		907,551
Retail REITs — 0.2%
Simon Property Group Inc.	5,073	946,266
Specialized REITs — 0.2%
Gaming and Leisure Properties Inc.	7,182	318,665
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Systematic Style Premia ETF‡
(Percentages shown based on Fund net assets)
	Security		Shares	Value

Specialized REITs — continued
	VICI Properties Inc.		44,067	$1,203,911
Total Specialized REITs				1,522,576

Total Real Estate				6,248,939
Utilities — 2.7%
Electric Utilities — 1.5%
	Duke Energy Corp.		14,950	1,957,553
	Edison International		12,080	884,014
	Endesa SA		9,317	387,320
	Enel SpA		289,876	3,131,204
	Entergy Corp.		7,746	870,340
	Evergy Inc.		7,967	652,657
	FirstEnergy Corp.		20,863	1,056,920
	Kansai Electric Power Co. Inc.		29,500	479,243
	NRG Energy Inc.		8,319	1,215,739
Total Electric Utilities				10,634,990
Gas Utilities — 0.1%
	Tokyo Gas Co. Ltd.		13,000	606,078
Independent Power and Renewable Electricity Producers — 0.5%
	RWE AG		21,825	1,450,465
	Vistra Corp.		13,970	2,100,110
Total Independent Power and Renewable Electricity Producers				3,550,575
Multi-Utilities — 0.6%
	Centrica PLC		103,723	290,656
	DTE Energy Co.		6,007	878,344
	NiSource Inc.		19,675	918,036
	Public Service Enterprise Group Inc.		15,775	1,276,986
	WEC Energy Group Inc.		9,192	1,064,158
Total Multi-Utilities				4,428,180

Total Utilities				19,219,823
Total Common Stocks (Cost — $403,972,564)				437,424,012
	Security	Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)		3/31/40	100	0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $403,972,564)				437,424,012
	Rate		Shares
Short-Term Investments — 26.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $185,378,756)	3.536%		185,378,756	185,378,756 (e)(f)(g)
Total Investments — 87.7% (Cost — $589,351,320)				622,802,768
Other Assets in Excess of Liabilities — 12.3%				87,619,846
Total Net Assets — 100.0%				$710,422,614

See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Systematic Style Premia ETF‡
‡	Consolidated Schedules of Investments (Note 12).
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $185,378,756 and the cost was $185,378,756 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Brent Crude	45	4/26	$4,392,128	$4,678,650	$286,522(a)
Canadian 10-Year Bonds	1,157	6/26	99,216,150	99,495,948	279,798
Copper	33	5/26	4,759,919	4,631,550	(128,369)(a)
E-mini S&P 500 Index	91	6/26	30,736,558	29,896,913	(839,645)
Euro Stoxx 50 Index	154	6/26	10,079,032	9,750,261	(328,771)
FTSE/JSE Top 40 Index	252	6/26	15,842,117	15,735,517	(106,600)
FTSE/MIB Index	23	6/26	5,777,544	5,773,950	(3,594)
Gasoline Rbob	42	4/26	5,346,540	5,651,680	305,140(a)
Gold 100 Oz	18	6/26	8,017,074	8,421,480	404,406(a)
Japanese 10-Year Bonds	35	6/26	28,975,324	28,668,364	(306,960)
Lean Hog	21	6/26	882,003	882,420	417(a)
Live Cattle	52	6/26	4,862,704	5,060,120	197,416(a)
OMXS30 Index	198	4/26	6,233,278	6,069,125	(164,153)
Platinum	67	7/26	6,335,410	6,600,170	264,760(a)
S&P/TSX 60 Index	205	6/26	55,596,118	56,049,443	453,325
Silver	17	5/26	6,460,747	6,368,115	(92,632)(a)
Soybean Oil	41	5/26	1,420,532	1,694,448	273,916(a)
United Kingdom Long Gilt Bonds	939	6/26	112,037,775	108,706,725	(3,331,050)
					(2,836,074)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Systematic Style Premia ETF‡
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
CAC 40 10 Euro	650	4/26	$59,651,864	$58,603,764	$1,048,100
Cocoa	59	5/26	2,217,978	1,947,000	270,978(a)
Coffee ‘C’	33	5/26	3,696,797	3,692,081	4,716(a)
Corn	117	5/26	2,548,787	2,677,838	(129,051)(a)
Cotton No. 2	555	5/26	17,804,195	19,425,000	(1,620,805)(a)
DAX Index	39	6/26	26,750,727	25,654,968	1,095,759
Euro-BTP	21	6/26	2,860,309	2,813,534	46,775
Euro-Bund	1,094	6/26	159,148,150	158,054,925	1,093,225
Euro-OAT	561	6/26	77,577,477	76,719,330	858,147
FTSE 100 Index	35	6/26	4,792,177	4,707,295	84,882
Hang Seng Index	104	4/26	16,739,467	16,418,714	320,753
IBEX 35 Index	17	4/26	3,337,087	3,323,296	13,791
Low Sulphur Gasoil	15	5/26	1,716,624	1,858,875	(142,251)(a)
Natural Gas	46	4/26	1,430,906	1,326,640	104,266(a)
NY Harbor ULSD	8	4/26	1,348,941	1,382,237	(33,296)(a)
Soybean Meal	220	5/26	6,863,680	6,960,800	(97,120)(a)
SPI 200 Index	48	6/26	7,088,907	6,996,665	92,242
Sugar No. 11	684	4/26	10,392,686	11,889,562	(1,496,876)(a)
U.S. Treasury 10-Year Notes	626	6/26	70,021,863	69,515,344	506,519
Wheat	159	5/26	4,307,478	4,899,188	(591,710)(a)
WTI Crude	54	4/26	5,074,852	5,474,520	(399,668)(a)
					1,029,376
Net unrealized depreciation on open futures contracts					$(1,806,698)

(a)	The security is owned by FLSP Holdings Corporation., a wholly-owned subsidiary of the Fund (Note 12).

Abbreviation(s) used in this table:
BTP	—	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	62,311,101	USD	83,174,914	Bank of America N.A.	6/17/26	$(1,025,349)
HUF	18,474,800,028	USD	54,148,541	Bank of America N.A.	6/17/26	697,670
ILS	88,259,321	USD	28,236,034	Bank of America N.A.	6/17/26	(220,001)
JPY	5,691,025,820	USD	36,032,059	Bank of America N.A.	6/17/26	(31,534)
MXN	1,037,638,539	USD	57,656,765	Bank of America N.A.	6/17/26	(497,859)
NOK	264,029,857	USD	27,274,394	Bank of America N.A.	6/17/26	(184,417)
SEK	50,434,370	USD	5,432,978	Bank of America N.A.	6/17/26	(118,445)
USD	36,924,416	AUD	52,154,751	Bank of America N.A.	6/17/26	1,243,296
USD	90,568,046	CAD	122,840,520	Bank of America N.A.	6/17/26	2,253,070
USD	59,148,310	CHF	45,932,093	Bank of America N.A.	6/17/26	1,511,466
USD	73,049,238	EUR	63,114,509	Bank of America N.A.	6/17/26	76,402
USD	91,850,538	NZD	156,014,706	Bank of America N.A.	6/17/26	2,617,364
USD	28,312,822	PLN	105,010,475	Bank of America N.A.	6/17/26	152,980
ZAR	845,792,705	USD	50,106,108	Bank of America N.A.	6/17/26	(977,941)
Net unrealized appreciation on open forward foreign currency contracts						$5,496,702

Abbreviation(s) used in this table:
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Systematic Style Premia ETF‡
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand
At March 31, 2026, the Fund had the following open swap contracts:
OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Morgan Stanley & Co. LLC	$348,734,643	4/23/26	0.00%	At Maturity	$35,791	—	$35,791

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Systematic Style Premia ETF‡
The following table represents the required top fifty component disclosures associated with the total return custom equity basket swap as of year end.
Security	Shares	Market Value	Weight
AstraZeneca PLC	24,670	$4,778,999	1.37%
Analog Devices Inc.	14,954	4,757,466	1.36%
Costco Wholesale Corp.	4,756	4,739,021	1.36%
Capital One Financial Corp.	25,741	4,695,931	1.35%
Advanced Micro Devices Inc.	22,855	4,649,393	1.33%
Intel Corp.	104,891	4,628,840	1.33%
S&P Global Inc.	10,737	4,566,876	1.31%
UnitedHealth Group Inc.	16,766	4,536,712	1.30%
Honeywell International Inc.	20,060	4,534,162	1.30%
Apple Inc.	17,836	4,526,598	1.30%
Deere & Co.	7,975	4,492,318	1.29%
Oracle Corp.	30,528	4,490,974	1.29%
Tesla Inc.	11,992	4,458,026	1.28%
CME Group Inc.	14,983	4,425,229	1.27%
Starbucks Corp.	47,919	4,293,063	1.23%
Texas Instruments Inc.	22,093	4,289,135	1.23%
Broadcom Inc.	13,828	4,279,904	1.23%
NextEra Energy Inc.	44,249	4,109,847	1.18%
Westpac Banking Corp.	150,738	4,074,901	1.17%
Boston Scientific Corp.	64,933	4,074,546	1.17%
Boeing Co.	20,120	4,004,484	1.15%
Intercontinental Exchange Inc.	25,396	3,994,283	1.15%
National Australia Bank Ltd.	135,191	3,837,025	1.10%
Marvell Technology Inc.	37,775	3,741,614	1.07%
Intuit Inc.	8,594	3,715,874	1.07%
Blackstone Inc.	31,777	3,654,037	1.05%
Rheinmetall AG	2,045	3,403,602	0.98%
SLB Ltd.	65,854	3,384,237	0.97%
American Tower Corp.	19,607	3,383,776	0.97%
ANZ Group Holdings Ltd.	132,841	3,272,651	0.94%
Novo Nordisk A/S, Class B Shares	91,720	3,265,511	0.94%
Synopsys Inc.	8,182	3,243,999	0.93%
Royal Caribbean Cruises Ltd.	11,351	3,123,568	0.90%
Canadian Pacific Kansas City Ltd.	38,900	3,051,401	0.87%
Air Products & Chemicals Inc.	9,915	2,880,208	0.83%
Aon PLC., Class A Shares	8,605	2,777,522	0.80%
Brookfield Corp.	68,100	2,750,741	0.79%
NIKE Inc., Class B Shares	51,685	2,730,002	0.78%
PACCAR Inc.	23,087	2,666,549	0.76%
RELX PLC	80,955	2,643,263	0.76%
Nintendo Co. Ltd.	46,300	2,553,790	0.73%
KKR & Co. Inc.	27,399	2,534,408	0.73%
ONEOK Inc.	28,027	2,533,361	0.73%
DoorDash Inc., Class A Shares	16,834	2,527,625	0.72%
Arthur J Gallagher & Co.	11,438	2,477,242	0.71%
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Systematic Style Premia ETF‡
Security	Shares	Market Value	Weight
Infineon Technologies AG	56,303	$2,465,148	0.71%
Realty Income Corp.	39,627	2,424,380	0.70%
Deutsche Boerse AG	8,372	2,422,165	0.69%
London Stock Exchange Group PLC	20,378	2,381,976	0.68%
Robinhood Markets Inc., Class A Shares	33,393	2,314,135	0.66%
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 37.2%
U.S. Government Obligations — 37.2%
Federal Farm Credit Banks Funding Corp.	2.100%	2/25/36	$4,000,000	$3,235,739
U.S. Treasury Bonds	1.125%	5/15/40	3,325,000	2,095,659
U.S. Treasury Bonds	1.125%	8/15/40	21,200,000	13,223,500
U.S. Treasury Bonds	2.000%	11/15/41	40,915,000	28,309,664
U.S. Treasury Bonds	2.750%	8/15/42	19,789,000	15,140,131
U.S. Treasury Bonds	2.750%	11/15/42	12,800,000	9,740,500
U.S. Treasury Bonds	4.750%	11/15/43	2,100,000	2,075,391
U.S. Treasury Bonds	3.000%	11/15/44	37,405,000	28,652,814
U.S. Treasury Bonds	2.250%	8/15/46	10,314,000	6,725,453
U.S. Treasury Bonds	2.750%	11/15/47	7,520,000	5,306,594
U.S. Treasury Bonds	3.000%	2/15/49	42,293,000	30,901,975
U.S. Treasury Bonds	2.250%	8/15/49	25,595,000	15,925,889
U.S. Treasury Bonds	2.000%	2/15/50	15,850,000	9,231,387
U.S. Treasury Bonds	1.250%	5/15/50	53,230,000	25,278,012
U.S. Treasury Bonds	1.375%	8/15/50	81,615,000	39,925,994
U.S. Treasury Bonds	1.875%	2/15/51	2,100,000	1,166,484
U.S. Treasury Bonds	2.000%	8/15/51	21,050,000	11,992,744
U.S. Treasury Bonds	1.875%	11/15/51	4,890,000	2,687,781
U.S. Treasury Bonds	2.250%	2/15/52	11,085,000	6,684,125
U.S. Treasury Bonds	3.625%	2/15/53	18,000,000	14,450,625
U.S. Treasury Bonds	3.625%	5/15/53	9,950,000	7,980,600
U.S. Treasury Bonds	4.125%	8/15/53	15,750,000	13,816,933
U.S. Treasury Bonds	4.250%	2/15/54	12,230,000	10,957,554
U.S. Treasury Bonds	4.750%	8/15/55	33,420,000	32,574,056
U.S. Treasury Notes	0.875%	6/30/26	43,300,000	42,995,833
U.S. Treasury Notes	1.250%	12/31/26	176,185,000	172,958,920
U.S. Treasury Notes	0.500%	6/30/27	34,250,000	32,882,676
U.S. Treasury Notes	3.250%	6/30/27	123,565,000	122,720,317
U.S. Treasury Notes	2.250%	8/15/27	6,800,000	6,657,625
U.S. Treasury Notes	0.375%	9/30/27	26,545,000	25,219,824
U.S. Treasury Notes	3.500%	4/30/28	36,230,000	36,004,978
U.S. Treasury Notes	1.250%	5/31/28	30,170,000	28,576,647
U.S. Treasury Notes	4.125%	7/31/28	59,100,000	59,514,393
U.S. Treasury Notes	1.375%	12/31/28	66,890,000	62,661,036
U.S. Treasury Notes	4.000%	10/31/29	36,853,000	37,004,875
U.S. Treasury Notes	3.750%	5/31/30	27,250,000	27,088,203
U.S. Treasury Notes	3.750%	6/30/30	9,950,000	9,887,618
U.S. Treasury Notes	4.125%	8/31/30	24,050,000	24,238,830
U.S. Treasury Notes	1.375%	11/15/31	2,400,000	2,081,766
U.S. Treasury Notes	2.750%	8/15/32	14,600,000	13,506,711
U.S. Treasury Notes	4.250%	8/15/35	29,315,000	29,209,649

Total U.S. Government & Agency Obligations (Cost — $1,109,762,584)				1,071,289,505
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Corporate Bonds & Notes — 29.3%
Communication Services — 2.2%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Senior Notes	2.550%	12/1/33	$17,800,000	$15,070,423
AT&T Inc., Senior Notes	5.125%	4/30/36	1,420,000	1,403,509
Orange SA, Senior Notes	9.000%	3/1/31	3,000,000	3,546,940
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	5,000,000	4,385,185
Verizon Communications Inc., Senior Notes	4.750%	1/15/33	2,275,000	2,247,682
Total Diversified Telecommunication Services				26,653,739
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,000,000	4,490,253
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	6,600,000	6,173,927
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.850%	12/1/35	5,335,000	5,250,359
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	1,500,000	1,027,845
Total Media				16,942,384
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Senior Notes	5.000%	2/15/29	3,900,000	3,940,754
Rogers Communications Inc., Senior Notes	3.800%	3/15/32	6,000,000	5,603,253
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	3,000,000	2,922,427
T-Mobile USA Inc., Senior Notes	5.050%	7/15/33	5,000,000	5,036,313
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	2,645,000	2,606,104
Total Wireless Telecommunication Services				20,108,851

Total Communication Services				63,704,974
Consumer Discretionary — 2.0%
Automobiles — 0.5%
General Motors Financial Co. Inc., Senior Notes	4.200%	10/27/28	885,000	876,096
General Motors Financial Co. Inc., Senior Notes	4.300%	4/6/29	5,900,000	5,842,204
General Motors Financial Co. Inc., Senior Notes	5.450%	9/6/34	1,375,000	1,364,475
Hyundai Capital America, Senior Notes	5.300%	1/8/29	2,600,000	2,636,176 (a)
Hyundai Capital America, Senior Notes	5.350%	3/19/29	885,000	901,396 (a)
Hyundai Capital America, Senior Notes	4.500%	9/18/30	1,415,000	1,391,968 (a)
Total Automobiles				13,012,315
Broadline Retail — 0.4%
Amazon.com Inc., Senior Notes	4.550%	3/13/33	1,335,000	1,322,541
Amazon.com Inc., Senior Notes	4.875%	3/13/36	1,972,000	1,954,789
Amazon.com Inc., Senior Notes	5.800%	3/13/56	280,000	279,973
Amazon.com Inc., Senior Notes	6.050%	3/13/76	1,769,000	1,760,006
Dollar Tree Inc., Senior Notes	4.200%	5/15/28	5,000,000	4,967,106
Total Broadline Retail				10,284,415
Hotels, Restaurants & Leisure — 0.4%
Airbnb Inc., Senior Notes	4.650%	3/16/31	1,300,000	1,297,616
Airbnb Inc., Senior Notes	5.250%	3/16/36	655,000	655,920
Marriott International Inc., Senior Notes	4.500%	5/1/33	1,770,000	1,710,926
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Marriott International Inc., Senior Notes	5.300%	5/15/34	$1,400,000	$1,413,601
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	6,500,000	6,575,696 (a)
Total Hotels, Restaurants & Leisure				11,653,759
Household Durables — 0.2%
NVR Inc., Senior Notes	3.000%	5/15/30	2,500,000	2,354,767
Toll Brothers Finance Corp., Senior Notes	3.800%	11/1/29	4,600,000	4,478,233
Total Household Durables				6,833,000
Leisure Products — 0.2%
Brunswick Corp., Senior Notes	5.850%	3/18/29	5,600,000	5,731,575
Specialty Retail — 0.2%
Dick’s Sporting Goods Inc., Senior Notes	3.150%	1/15/32	6,500,000	5,910,412
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry Inc., Senior Notes	5.100%	3/11/30	2,000,000	2,021,435
Tapestry Inc., Senior Notes	5.500%	3/11/35	1,800,000	1,803,948
Total Textiles, Apparel & Luxury Goods				3,825,383

Total Consumer Discretionary				57,250,859
Consumer Staples — 2.1%
Beverages — 0.0%††
Keurig Dr Pepper Inc., Senior Notes	5.300%	3/15/34	1,425,000	1,413,396
Consumer Staples Distribution & Retail — 0.2%
7-Eleven Inc., Senior Notes	1.300%	2/10/28	5,482,000	5,173,273 (a)
7-Eleven Inc., Senior Notes	1.800%	2/10/31	712,000	616,584 (a)
Total Consumer Staples Distribution & Retail				5,789,857
Food Products — 1.1%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.750%	4/1/33	3,700,000	3,821,601
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.500%	1/15/36	4,850,000	4,855,262
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	3,385,000	2,979,167
Mars Inc., Senior Notes	3.200%	4/1/30	3,200,000	3,054,123 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	9,440,000	9,533,306 (a)
McCormick & Co. Inc., Senior Notes	2.500%	4/15/30	4,200,000	3,874,643
McCormick & Co. Inc., Senior Notes	4.700%	10/15/34	5,000,000	4,773,099
Total Food Products				32,891,201
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	4.850%	5/22/32	4,800,000	4,853,083
Tobacco — 0.6%
BAT Capital Corp., Senior Notes	4.625%	3/22/33	5,360,000	5,248,065
BAT Capital Corp., Senior Notes	4.390%	8/15/37	1,851,000	1,682,750
Imperial Brands Finance PLC, Senior Notes	3.500%	7/26/26	1,000,000	997,145 (a)
Philip Morris International Inc., Senior Notes	5.375%	2/15/33	3,600,000	3,701,872
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	5,000,000	5,093,697
Total Tobacco				16,723,529

Total Consumer Staples				61,671,066
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Energy — 2.3%
Oil, Gas & Consumable Fuels — 2.3%
Aker BP ASA, Senior Notes	3.100%	7/15/31	$4,700,000	$4,295,230 (a)
Boardwalk Pipelines LP, Senior Notes	4.800%	5/3/29	3,950,000	3,965,015
Canadian Natural Resources Ltd., Senior Notes	2.950%	7/15/30	6,300,000	5,929,916
Cheniere Energy Inc., Senior Notes	5.650%	4/15/34	2,700,000	2,780,571
Cheniere Energy Inc., Senior Notes	5.200%	7/30/36	465,000	460,432 (a)
DT Midstream Inc., Senior Notes	4.375%	6/15/31	1,600,000	1,542,807 (a)
DT Midstream Inc., Senior Notes	5.800%	12/15/34	3,600,000	3,698,546 (a)
Eastern Energy Gas Holdings LLC, Senior Notes	5.800%	1/15/35	6,825,000	7,081,301
Energy Transfer LP, Senior Notes	6.400%	12/1/30	5,800,000	6,198,148
Energy Transfer LP, Senior Notes	5.550%	5/15/34	2,300,000	2,342,816
Hess Corp., Senior Notes	7.125%	3/15/33	4,600,000	5,242,826
MPLX LP, Senior Notes	5.400%	4/1/35	9,000,000	8,995,403
Targa Resources Corp., Senior Notes	4.350%	4/15/31	1,415,000	1,385,656
Targa Resources Corp., Senior Notes	6.500%	3/30/34	5,000,000	5,406,822
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	1,660,000	1,645,981 (a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	3,800,000	4,331,496 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	1,864,000	1,879,667

Total Energy				67,182,633
Financials — 8.1%
Banks — 4.0%
Bank of America Corp., Senior Notes (1.922% to 10/24/30 then SOFR + 1.370%)	1.922%	10/24/31	2,800,000	2,482,281 (b)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	6,200,000	5,475,066 (b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	3,000,000	2,772,285 (b)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	3,000,000	2,719,632 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	8,200,000	8,089,019 (b)
Bank of America Corp., Senior Notes (5.468% to 1/23/34 then SOFR + 1.650%)	5.468%	1/23/35	1,000,000	1,021,121 (b)
Bank of America Corp., Subordinated Notes (3.846% to 3/8/32 then 5 year Treasury Constant Maturity Rate + 2.000%)	3.846%	3/8/37	1,148,000	1,063,926 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.541%	1/15/31	2,200,000	2,170,555 (a)
BPCE SA, Senior Notes (2.045% to 10/19/26 then SOFR + 1.087%)	2.045%	10/19/27	3,700,000	3,648,764 (a)(b)
CaixaBank SA, Senior Notes (4.885% to 7/3/30 then SOFR + 1.360%)	4.885%	7/3/31	4,400,000	4,406,780 (a)(b)
Citigroup Inc., Senior Notes (3.057% to 1/25/32 then SOFR + 1.351%)	3.057%	1/25/33	1,800,000	1,628,231 (b)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	1,500,000	1,500,393
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,300,000	2,281,073
Danske Bank A/S, Senior Notes (5.705% to 3/1/29 then 1 year Treasury Constant Maturity Rate + 1.400%)	5.705%	3/1/30	4,000,000	4,114,898 (a)(b)
Fifth Third Bancorp, Senior Notes (4.772% to 7/28/29 then SOFR + 2.127%)	4.772%	7/28/30	3,000,000	3,001,826 (b)
Fifth Third Bancorp, Senior Notes (5.631% to 1/29/31 then SOFR + 1.840%)	5.631%	1/29/32	5,000,000	5,155,455 (b)
HSBC Holdings PLC, Senior Notes (2.013% to 9/22/27 then SOFR + 1.732%)	2.013%	9/22/28	4,100,000	3,953,241 (b)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	1,300,000	1,172,942 (b)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Huntington Bancshares Inc., Senior Notes	2.550%	2/4/30	$4,600,000	$4,261,061
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	10,300,000	9,071,931 (b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	2,000,000	1,848,697 (b)
JPMorgan Chase & Co., Senior Notes (5.336% to 1/23/34 then SOFR + 1.620%)	5.336%	1/23/35	1,300,000	1,320,371 (b)
JPMorgan Chase & Co., Senior Notes (6.087% to 10/23/28 then SOFR + 1.570%)	6.087%	10/23/29	1,550,000	1,610,814 (b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	5,000,000	4,660,039 (b)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	1,700,000	1,722,222 (b)
Lloyds Banking Group PLC, Senior Notes (5.871% to 3/6/28 then 1 year Treasury Constant Maturity Rate + 1.700%)	5.871%	3/6/29	3,000,000	3,074,873 (b)
Mizuho Financial Group Inc., Senior Notes (5.778% to 7/6/28 then 1 year Treasury Constant Maturity Rate + 1.650%)	5.778%	7/6/29	2,700,000	2,774,856 (b)
PNC Financial Services Group Inc., Senior Notes (5.373% to 7/21/35 then SOFR + 1.417%)	5.373%	7/21/36	1,940,000	1,949,331 (b)
PNC Financial Services Group Inc., Senior Notes (5.676% to 1/22/34 then SOFR + 1.902%)	5.676%	1/22/35	1,050,000	1,080,486 (b)
Societe Generale SA, Senior Notes (1.792% to 6/9/26 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.792%	6/9/27	4,300,000	4,277,579 (a)(b)
Truist Financial Corp., Senior Notes (1.887% to 6/7/28 then SOFR + 0.862%)	1.887%	6/7/29	3,000,000	2,839,830 (b)
Truist Financial Corp., Senior Notes (5.153% to 8/5/31 then SOFR + 1.571%)	5.153%	8/5/32	5,000,000	5,067,588 (b)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	10,300,000	9,719,459 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	2,000,000	1,836,927 (b)
Wells Fargo & Co., Senior Notes (5.198% to 1/23/29 then SOFR + 1.500%)	5.198%	1/23/30	2,250,000	2,285,575 (b)
Total Banks				116,059,127
Capital Markets — 2.0%
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	6,300,000	5,563,602 (b)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	2,500,000	2,478,323 (b)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	1,110,000	1,085,630 (b)
Jefferies Financial Group Inc., Senior Notes	2.625%	10/15/31	6,000,000	5,224,833
Morgan Stanley, Senior Notes (1.794% to 2/13/31 then SOFR + 1.034%)	1.794%	2/13/32	6,000,000	5,197,133 (b)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	10,000,000	8,758,250 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	2,200,000	2,043,303 (b)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	4,300,000	4,124,489 (b)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	1,670,000	1,642,403 (b)
Morgan Stanley, Senior Notes (4.708% to 3/12/31 then SOFR + 1.195%)	4.708%	3/12/32	2,505,000	2,488,676 (b)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	1,705,000	1,671,060 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	1,000,000	1,016,852 (b)
Morgan Stanley, Senior Notes (5.900% to 3/13/46 then SOFR + 1.782%)	5.900%	3/13/47	1,745,000	1,737,912 (b)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	$434,000	$444,812 (b)
MSCI Inc., Senior Notes	4.000%	11/15/29	6,000,000	5,830,354 (a)
MSCI Inc., Senior Notes	3.250%	8/15/33	4,300,000	3,747,970 (a)
UBS Group AG, Senior Notes (6.246% to 9/22/28 then 1 year Treasury Constant Maturity Rate + 1.800%)	6.246%	9/22/29	3,400,000	3,534,127 (a)(b)
Total Capital Markets				56,589,729
Consumer Finance — 0.3%
Capital One Financial Corp., Senior Notes (5.463% to 7/26/29 then SOFR + 1.560%)	5.463%	7/26/30	9,000,000	9,188,343 (b)
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	2,000,000	1,817,135
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,098,460
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	755,000	745,141
Beignet Investor LLC, Senior Secured Notes	6.581%	5/30/49	696,000	716,136 (a)
Corebridge Financial Inc., Senior Notes	3.900%	4/5/32	1,500,000	1,407,793
Corebridge Financial Inc., Senior Notes	6.050%	9/15/33	2,400,000	2,513,426
SMBC Aviation Capital Finance DAC, Senior Notes	5.100%	4/1/30	6,000,000	6,054,799 (a)
Total Financial Services				16,352,890
Insurance — 1.2%
Arthur J Gallagher & Co., Senior Notes	5.450%	7/15/34	5,000,000	5,081,319
Athene Global Funding, Secured Notes	2.673%	6/7/31	6,000,000	5,236,416 (a)
Athene Global Funding, Senior Secured Notes	5.543%	8/22/35	4,950,000	4,862,630 (a)
Brown & Brown Inc., Senior Notes	2.375%	3/15/31	7,000,000	6,164,704
Brown & Brown Inc., Senior Notes	5.250%	6/23/32	715,000	714,113
Corebridge Global Funding, Secured Notes	5.900%	9/19/28	2,000,000	2,062,075 (a)
Five Corners Funding Trust II, Senior Notes	2.850%	5/15/30	7,000,000	6,525,355 (a)
Metropolitan Life Global Funding I, Secured Notes	4.300%	8/25/29	1,400,000	1,388,303 (a)
Reinsurance Group of America Inc., Senior Notes	3.900%	5/15/29	2,250,000	2,201,527
Sammons Financial Group Inc., Senior Notes	6.875%	4/15/34	1,250,000	1,325,419 (a)
Total Insurance				35,561,861

Total Financials				233,751,950
Health Care — 3.4%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.400%	3/15/33	1,625,000	1,595,699
AbbVie Inc., Senior Notes	4.500%	5/14/35	5,000,000	4,837,706
AbbVie Inc., Senior Notes	4.750%	3/15/36	555,000	544,734
Amgen Inc., Senior Notes	5.250%	3/2/33	3,400,000	3,490,346
Regeneron Pharmaceuticals Inc., Senior Notes	1.750%	9/15/30	8,000,000	7,093,106
Total Biotechnology				17,561,591
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	3,615,000	3,499,037 (a)
Health Care Providers & Services — 1.2%
CVS Health Corp., Senior Notes	1.875%	2/28/31	7,065,000	6,170,440
CVS Health Corp., Senior Notes	2.125%	9/15/31	3,000,000	2,602,279
CVS Health Corp., Senior Notes	5.300%	6/1/33	2,000,000	2,016,594
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	4.875%	7/20/35	$1,400,000	$1,347,555
Elevance Health Inc., Senior Notes	2.550%	3/15/31	5,000,000	4,513,118
HCA Inc., Senior Notes	2.375%	7/15/31	4,000,000	3,536,530
HCA Inc., Senior Notes	3.625%	3/15/32	6,500,000	6,042,438
HCA Inc., Senior Notes	4.600%	11/15/32	1,505,000	1,464,403
Icon Investments Six DAC, Senior Secured Notes	5.849%	5/8/29	874,000	891,308
Icon Investments Six DAC, Senior Secured Notes	6.000%	5/8/34	365,000	370,247
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	3,000,000	2,716,787
UnitedHealth Group Inc., Senior Notes	4.500%	4/15/33	2,000,000	1,953,748
UnitedHealth Group Inc., Senior Notes	5.150%	7/15/34	1,900,000	1,916,920
Total Health Care Providers & Services				35,542,367
Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories Inc., Senior Notes	3.300%	3/15/27	500,000	494,202
IQVIA Inc., Senior Secured Notes	6.250%	2/1/29	5,200,000	5,407,537
Thermo Fisher Scientific Inc., Senior Notes	4.902%	2/12/36	1,475,000	1,465,094
Total Life Sciences Tools & Services				7,366,833
Pharmaceuticals — 1.2%
Bayer US Finance II LLC, Senior Notes	4.375%	12/15/28	5,500,000	5,445,810 (a)
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	6,500,000	6,110,478
Merck & Co. Inc., Senior Notes	4.450%	12/4/32	805,000	799,767
Merck & Co. Inc., Senior Notes	4.750%	12/4/35	1,295,000	1,271,281
Novartis Capital Corp., Senior Notes	4.100%	11/5/30	5,770,000	5,707,511
Novartis Capital Corp., Senior Notes	4.600%	3/18/33	1,555,000	1,548,849
Novartis Capital Corp., Senior Notes	4.900%	3/18/36	1,920,000	1,916,154
Novartis Capital Corp., Senior Notes	5.700%	3/18/56	1,035,000	1,043,127
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,700,000	1,694,030
Royalty Pharma PLC, Senior Notes	2.200%	9/2/30	5,000,000	4,504,740
Royalty Pharma PLC, Senior Notes	2.150%	9/2/31	2,600,000	2,266,795
Royalty Pharma PLC, Senior Notes	5.200%	9/25/35	1,250,000	1,234,121
Total Pharmaceuticals				33,542,663

Total Health Care				97,512,491
Industrials — 2.1%
Aerospace & Defense — 1.2%
Avolon Holdings Funding Ltd., Senior Notes	4.900%	10/10/30	2,735,000	2,717,334 (a)
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	5,300,000	5,164,166 (a)
Boeing Co., Senior Notes	3.600%	5/1/34	2,000,000	1,791,131
Boeing Co., Senior Notes	6.528%	5/1/34	5,000,000	5,448,798
Boeing Co., Senior Notes	3.500%	3/1/39	5,000,000	4,034,828
Boeing Co., Senior Notes	6.875%	3/15/39	2,800,000	3,078,210
Honeywell Aerospace Inc., Senior Notes	4.600%	3/16/33	1,090,000	1,077,813 (a)
Honeywell Aerospace Inc., Senior Notes	4.950%	3/16/36	2,180,000	2,163,844 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	1,240,000	1,226,547 (a)
Honeywell Aerospace Inc., Senior Notes	5.852%	3/16/66	835,000	828,893 (a)
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	4,350,000	4,401,281
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	2,500,000	2,468,620
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Howmet Aerospace Inc., Senior Notes	4.750%	4/15/36	$45,000	$43,768
Total Aerospace & Defense				34,445,233
Building Products — 0.3%
Carlisle Cos. Inc., Senior Notes	5.250%	9/15/35	705,000	705,311
Owens Corning, Senior Notes	5.700%	6/15/34	7,000,000	7,238,874
Total Building Products				7,944,185
Commercial Services & Supplies — 0.1%
Waste Connections Inc., Senior Notes	4.800%	7/15/36	2,040,000	1,999,493
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	4.800%	3/6/36	1,700,000	1,679,053
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	2,865,000	2,787,036
Vertiv Holdings Co., Senior Notes	5.800%	3/15/56	665,000	639,722
Total Electrical Equipment				5,105,811
Ground Transportation — 0.0%††
Burlington Northern Santa Fe LLC, Senior Notes	5.550%	3/15/56	1,475,000	1,431,233
Machinery — 0.2%
Ingersoll Rand Inc., Senior Notes	5.700%	8/14/33	3,000,000	3,117,641
Westinghouse Air Brake Technologies Corp., Senior Notes	4.700%	9/15/28	2,000,000	2,006,194
Total Machinery				5,123,835
Passenger Airlines — 0.1%
American Airlines Group Inc. Pass-Through Trust	3.250%	10/15/28	3,381,645	3,222,749
United Airlines Inc. Pass-Through Trust	5.875%	10/15/27	32,561	33,126
United Airlines Inc. Pass-Through Trust	2.900%	5/1/28	725,283	695,575
Total Passenger Airlines				3,951,450

Total Industrials				60,001,240
Information Technology — 2.1%
Communications Equipment — 0.3%
Motorola Solutions Inc., Senior Notes	5.400%	4/15/34	7,000,000	7,089,849
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Senior Notes	4.400%	2/15/33	3,095,000	3,021,633
Flex Ltd., Senior Notes	4.875%	5/12/30	3,000,000	2,997,168
Total Electronic Equipment, Instruments & Components				6,018,801
IT Services — 0.2%
Fiserv Inc., Senior Notes	2.650%	6/1/30	4,700,000	4,281,656
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	4.950%	1/15/36	1,310,000	1,292,483
Broadcom Inc., Senior Notes	5.700%	1/15/56	195,000	194,127
Foundry JV Holdco LLC, Senior Secured Notes	5.500%	1/25/31	2,000,000	2,043,417 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,530,000	1,574,302 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.250%	1/25/35	3,600,000	3,774,334 (a)
Foundry JV Holdco LLC, Senior Secured Notes	6.400%	1/25/38	1,415,000	1,476,790 (a)
Intel Corp., Senior Notes	4.150%	8/5/32	4,600,000	4,387,845
Marvell Technology Inc., Senior Notes	4.750%	7/15/30	6,000,000	6,022,689
Total Semiconductors & Semiconductor Equipment				20,765,987
Software — 0.7%
Oracle Corp., Senior Notes	2.875%	3/25/31	5,000,000	4,441,999
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	4.800%	9/26/32	$950,000	$905,013
Oracle Corp., Senior Notes	5.700%	2/4/36	3,085,000	2,967,529
Oracle Corp., Senior Notes	6.700%	2/4/56	1,010,000	938,115
Sabine Pass Liquefaction LLC, Senior Secured Notes	4.200%	3/15/28	1,000,000	996,228
Salesforce Inc., Senior Notes	5.200%	3/15/33	3,715,000	3,709,727
Synopsys Inc., Senior Notes	5.000%	4/1/32	4,265,000	4,303,442
Synopsys Inc., Senior Notes	5.150%	4/1/35	2,020,000	2,024,584
Total Software				20,286,637
Technology Hardware, Storage & Peripherals — 0.0%††
Hewlett Packard Enterprise Co., Senior Notes	4.850%	10/15/31	1,100,000	1,092,845

Total Information Technology				59,535,775
Materials — 0.4%
Chemicals — 0.0%††
Syensqo Finance America LLC, Senior Notes	5.850%	6/4/34	1,400,000	1,429,463 (a)
Containers & Packaging — 0.2%
Amcor Flexibles North America Inc., Senior Notes	2.630%	6/19/30	3,500,000	3,222,280
AptarGroup Inc., Senior Notes	4.750%	3/30/31	1,685,000	1,670,828
Total Containers & Packaging				4,893,108
Metals & Mining — 0.2%
Anglo American Capital PLC, Senior Notes	5.000%	3/21/33	2,320,000	2,285,380 (a)
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	2,335,000	2,341,124 (a)(c)
Total Metals & Mining				4,626,504

Total Materials				10,949,075
Real Estate — 0.7%
Diversified REITs — 0.4%
Essex Portfolio LP, Senior Notes	2.650%	3/15/32	4,000,000	3,523,351
VICI Properties LP, Senior Notes	4.950%	2/15/30	5,000,000	4,993,917
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.875%	2/15/29	2,000,000	1,944,236 (a)
Total Diversified REITs				10,461,504
Specialized REITs — 0.3%
American Tower Corp., Senior Notes	4.700%	12/15/32	1,010,000	992,863
American Tower Corp., Senior Notes	5.350%	3/15/35	7,750,000	7,803,853
Total Specialized REITs				8,796,716

Total Real Estate				19,258,220
Utilities — 3.9%
Electric Utilities — 3.7%
American Electric Power Co. Inc., Junior Subordinated Notes (5.800% to 3/15/31 then 5 year Treasury Constant Maturity Rate + 2.128%)	5.800%	3/15/56	2,735,000	2,703,561 (b)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	910,000	902,269 (b)
Constellation Energy Generation LLC, Senior Notes	4.400%	1/15/31	1,180,000	1,165,103
Constellation Energy Generation LLC, Senior Notes	5.800%	3/1/33	9,300,000	9,745,421
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	1,050,000	1,120,911
DTE Electric Co., First Mortgage Bonds	4.850%	3/1/36	1,650,000	1,619,770
DTE Electric Co., Senior Secured Bonds	5.250%	5/15/35	800,000	811,724
Duke Energy Corp., Senior Notes	2.450%	6/1/30	3,900,000	3,594,786
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Duke Energy Corp., Senior Notes	3.750%	9/1/46	$5,000,000	$3,693,962
Duke Energy Indiana LLC, First Mortgage Bonds	4.950%	3/15/36	1,255,000	1,235,969
Duke Energy Ohio Inc., First Mortgage Bonds	5.250%	4/1/33	500,000	511,174
Electricite de France SA, Senior Notes	5.700%	5/23/28	600,000	614,443 (a)
ENEL Finance International NV, Senior Notes	3.500%	4/6/28	2,700,000	2,648,340 (a)
ENEL Finance International NV, Senior Notes	2.500%	7/12/31	3,500,000	3,109,956 (a)
Entergy Mississippi LLC, First Mortgage Bonds	5.050%	4/15/36	1,760,000	1,734,960
Exelon Corp., Senior Notes	4.050%	4/15/30	4,500,000	4,408,509
NextEra Energy Capital Holdings Inc., Senior Notes	5.300%	3/15/32	4,010,000	4,108,650
NextEra Energy Capital Holdings Inc., Senior Notes	5.050%	2/28/33	5,000,000	5,049,159
NextEra Energy Capital Holdings Inc., Senior Notes	5.450%	3/15/35	6,000,000	6,102,757
Pacific Gas and Electric Co., First Mortgage Bonds	5.200%	5/1/36	830,000	809,254
Pacific Gas and Electric Co., Senior Secured Notes	3.250%	6/1/31	5,000,000	4,613,901
Southern Co., Senior Notes	3.700%	4/30/30	6,000,000	5,807,094
Southern Power Co., Senior Notes	4.900%	10/1/35	2,790,000	2,699,683
Virginia Electric and Power Co., Senior Notes	5.000%	4/1/33	9,000,000	9,057,669
Virginia Electric and Power Co., Senior Notes	4.900%	9/15/35	6,640,000	6,499,726
Virginia Electric and Power Co., Senior Notes	4.950%	3/15/36	3,185,000	3,106,087
Virginia Electric and Power Co., Senior Notes	3.800%	9/15/47	1,600,000	1,199,450
Vistra Operations Co. LLC, Senior Secured Notes	4.300%	7/15/29	7,000,000	6,882,799 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.250%	10/15/35	1,075,000	1,044,756 (a)
Xcel Energy Inc., Senior Notes	4.600%	6/1/32	7,500,000	7,371,635
Xcel Energy Inc., Senior Notes	5.450%	8/15/33	3,300,000	3,371,255
Total Electric Utilities				107,344,733
Multi-Utilities — 0.1%
Public Service Enterprise Group Inc., Senior Notes	2.450%	11/15/31	5,000,000	4,438,101
Water Utilities — 0.1%
Essential Utilities Inc., Senior Notes	5.125%	3/15/36	1,965,000	1,938,339

Total Utilities				113,721,173
Total Corporate Bonds & Notes (Cost — $844,555,930)				844,539,456
Mortgage-Backed Securities — 26.5%
FHLMC — 6.8%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	7/1/36	11,807,897	10,656,775
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	4/1/37- 8/1/52	76,684,639	63,519,476
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	4/1/37- 9/1/52	25,756,916	23,083,780
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	5/1/37- 7/1/52	24,625,998	21,102,870
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	12/1/39- 1/1/54	17,261,791	16,506,864
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/1/40- 2/1/53	5,477,838	5,332,389
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	2/1/47- 12/1/52	11,479,716	10,656,131
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	3/1/54- 10/1/55	17,812,184	17,913,917
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	7/1/55- 9/1/55	$22,203,040	$22,646,957
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/48	3,824,310	3,669,351
Total FHLMC				195,088,510
FNMA — 14.2%
Federal National Mortgage Association (FNMA)	2.000%	5/1/36- 3/1/52	68,292,086	56,288,309
Federal National Mortgage Association (FNMA)	2.500%	7/1/37- 5/1/52	68,730,395	58,790,493
Federal National Mortgage Association (FNMA)	3.000%	9/1/37- 3/1/53	27,368,634	24,569,898
Federal National Mortgage Association (FNMA)	3.500%	12/1/39- 12/1/52	20,429,841	18,891,995
Federal National Mortgage Association (FNMA)	4.500%	7/1/47- 9/1/55	16,869,217	16,504,577
Federal National Mortgage Association (FNMA)	4.000%	2/1/49- 10/1/52	8,339,795	7,910,376
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 10/1/55	36,527,221	36,117,858
Federal National Mortgage Association (FNMA)	5.500%	5/1/53- 8/1/55	34,860,462	35,124,472
Federal National Mortgage Association (FNMA)	6.000%	8/1/53- 8/1/55	51,431,136	52,840,783
Federal National Mortgage Association (FNMA)	6.500%	8/1/55	18,280,030	19,040,055
Federal National Mortgage Association (FNMA)	4.500%	4/1/56	88,000,000	84,941,124 (d)
Total FNMA				411,019,940
GNMA — 5.5%
Government National Mortgage Association (GNMA) II	3.000%	4/20/45- 6/20/52	26,401,395	23,767,682
Government National Mortgage Association (GNMA) II	2.500%	9/20/46- 6/20/52	32,494,325	28,012,517
Government National Mortgage Association (GNMA) II	3.500%	10/20/47- 6/20/55	15,609,926	14,456,935
Government National Mortgage Association (GNMA) II	2.000%	10/20/50- 5/20/52	24,685,633	20,429,925
Government National Mortgage Association (GNMA) II	4.000%	6/20/52- 11/20/52	10,999,152	10,403,532
Government National Mortgage Association (GNMA) II	4.500%	5/20/53- 1/20/55	13,178,717	12,802,612
Government National Mortgage Association (GNMA) II	5.500%	5/20/53- 10/20/55	18,477,011	18,663,639
Government National Mortgage Association (GNMA) II	5.000%	9/20/53- 6/20/55	17,743,362	17,624,737
Government National Mortgage Association (GNMA) II	6.000%	5/20/55- 9/20/55	11,175,445	11,377,993
Government National Mortgage Association (GNMA) II	6.500%	5/20/55	1,634,545	1,699,805
Total GNMA				159,239,377

Total Mortgage-Backed Securities (Cost — $779,623,405)				765,347,827
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — 5.4%
1301 Trust, 2025-1301 A	5.059%	8/11/42	$4,000,000	$4,014,022 (a)(b)
BANK, 2019-BN18 A2	3.474%	5/15/62	2,060,000	2,003,225
BANK, 2022-BNK40 A4	3.389%	3/15/64	2,800,000	2,601,433 (b)
BANK5, 2025-5YR15 XA, IO	1.221%	7/15/58	45,766,731	2,127,604 (b)
BANK5, 2025-5YR17 AS	5.626%	11/15/58	2,219,000	2,266,696 (b)
BANK5, 2026-5YR20 AS	5.336%	2/15/59	4,154,000	4,219,164
Barclays Commercial Mortgage Trust, 2019-C3 A2	3.438%	5/15/52	963,958	947,528
BBCMS Mortgage Trust, 2025-5C37 AS	5.382%	9/15/58	4,118,000	4,174,579 (b)
Benchmark Mortgage Trust, 2022-B32 A5	3.002%	1/15/55	5,560,000	4,948,705 (b)
Benchmark Mortgage Trust, 2025-V17 AM	5.425%	9/15/58	1,809,000	1,826,538 (b)
Benchmark Mortgage Trust, 2019-B13 A2	2.889%	8/15/57	3,771,599	3,626,697
Benchmark Mortgage Trust, 2019-B14 A2	2.915%	12/15/62	1,735,349	1,687,661
Benchmark Mortgage Trust, 2020-B17 A2	2.211%	3/15/53	2,576,339	2,447,634
Benchmark Mortgage Trust, 2025-V16 B	6.130%	8/15/58	3,978,000	4,122,985 (b)
Benchmark Mortgage Trust, 2025-V18 XA, IO	1.257%	10/15/58	24,558,503	1,245,455 (a)(b)
Benchmark Mortgage Trust, 2025-V19 XA, IO	1.105%	1/15/58	85,000,000	3,929,338 (b)
Benchmark Mortgage Trust, 2026-V20 AM	5.436%	2/15/59	2,599,000	2,626,232
Benchmark Mortgage Trust, 2026-V21 AS	5.506%	3/15/31	5,229,000	5,294,838
Benchmark Mortgage Trust, 2026-V21 XA, IO	1.648%	11/15/30	26,097,000	1,645,682 (b)
BMO Mortgage Trust, 2025-5C11 XA, IO	1.110%	7/15/58	80,109,594	3,441,308 (b)
BMO Mortgage Trust, 2024-5C8 AS	5.940%	12/15/57	3,280,000	3,377,071 (b)
BMO Mortgage Trust, 2025-5C11 AS	5.938%	7/15/58	3,850,000	3,961,928
BRCK Trust, 2025-830B A	4.476%	12/10/42	4,242,000	4,205,086 (a)(b)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	4.685%	2/15/39	217,730	217,745 (a)(b)
BX Commercial Mortgage Trust, 2026-CSMO A (1 mo. Term SOFR + 1.400%)	5.073%	2/15/43	4,278,000	4,284,412 (a)(b)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	4.477%	10/15/36	3,090,000	3,083,388 (a)(b)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	5.164%	4/15/37	2,106,873	2,108,382 (a)(b)
BX Trust, 2025-ARIA B	5.177%	12/13/42	2,334,000	2,338,871 (a)(b)
BX Trust, 2025-VOLT A (1 mo. Term SOFR + 1.700%)	5.373%	12/15/44	1,706,000	1,703,776 (a)(b)
Cantor Commercial Real Estate Lending, 2019-CF3 A2	2.942%	1/15/53	765,252	729,300
CD Mortgage Trust, 2016-CD1 A4	2.724%	8/10/49	3,748,000	3,694,632
CFCRE Commercial Mortgage Trust, 2016-C7 A3	3.839%	12/10/54	1,870,000	1,859,044
CGMS Commercial Mortgage Trust, 2017-B1 AS	3.711%	8/15/50	2,092,000	2,045,861 (b)
Citigroup Commercial Mortgage Trust, 2018-C5 AS	4.408%	6/10/51	2,125,000	2,097,042 (b)
Citigroup Commercial Mortgage Trust, 2020-GC46 A2	2.708%	2/15/53	1,693,994	1,601,503
CSAIL Commercial Mortgage Trust, 2017-CX10 A3	3.398%	11/15/50	1,651,340	1,647,985
CSTL Commercial Mortgage Trust, 2025-GATE2 A	4.560%	11/10/42	1,671,000	1,644,699 (a)(b)
GS Mortgage Securities Corp. Trust, 2017-375H A	3.475%	9/10/37	3,250,000	3,163,739 (a)(b)
GS Mortgage Securities Trust, 2016-GS2 A4	3.050%	5/10/49	451,339	450,706
GS Mortgage Securities Trust, 2019-GC42 A2	2.933%	9/10/52	3,699,826	3,552,511
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 AS	3.144%	8/15/49	2,896,000	2,812,089
MAD Commercial Mortgage Trust, 2025-11MD A	4.437%	10/15/42	3,418,000	3,405,900 (a)(b)
MAD Commercial Mortgage Trust, 2025-11MD C	5.255%	10/15/42	4,149,000	4,180,943 (a)(b)
MAD Commercial Mortgage Trust, 2025-11MD D	5.935%	10/15/42	1,425,000	1,449,403 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2025-5C2 AS	5.384%	11/15/58	1,763,000	1,786,530
Morgan Stanley Capital I Trust, 2016-BNK2, A4	3.049%	11/15/49	3,139,000	3,092,069
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(e) — continued
One Bryant Park Trust, 2019-OBP A	2.516%	9/15/54	$2,333,000	$2,157,436 (a)
SCG Commercial Mortgage Trust, 2025-FLWR A (1 mo. Term SOFR + 1.250%)	4.923%	8/15/42	3,000,000	2,998,168 (a)(b)
SDR Commercial Mortgage Trust, 2024-DSNY A (1 mo. Term SOFR + 1.392%)	5.064%	5/15/39	2,322,000	2,317,228 (a)(b)
SHRN Trust, 2025-MF18 A (1 mo. Term SOFR + 1.200%)	4.873%	10/15/40	4,132,000	4,126,919 (a)(b)
SYCA Commercial Mortgage Trust, 2025-WAG A	4.908%	11/10/42	3,000,000	2,997,173 (a)(b)
VRTX Trust, 2025-HQ A	4.926%	8/5/42	1,692,000	1,694,828 (a)(b)
Wells Fargo Commercial Mortgage Trust, 2016-LC24 AS	3.367%	10/15/49	5,403,790	5,319,088
Wells Fargo Commercial Mortgage Trust, 2025-5C5 XA, IO	1.309%	7/15/58	65,156,243	3,235,568 (b)
Wells Fargo Commercial Mortgage Trust, 2026-5C8 AS	5.250%	3/15/59	4,308,000	4,324,182
Wells Fargo Commercial Mortgage Trust, 2026-5C8 XA, IO	1.585%	3/15/59	71,180,000	4,166,343 (b)

Total Collateralized Mortgage Obligations (Cost — $158,325,484)				157,028,872
Municipal Bonds — 1.4%
California — 0.9%
Pomona City, CA, Revenue, Series B	3.716%	8/1/40	690,000	595,497
California State Health Facilities Financing Authority Revenue, Series 2022	4.190%	6/1/37	2,525,000	2,366,824
California State, GO, Various Purpose, Refunding	4.350%	11/1/32	3,115,000	3,107,820
Fresno County, CA, Revenue, Series A, NATL	0.000%	8/15/32	1,490,000	1,116,039
Golden State Tobacco Securitization Corp., CA, Subordinated Bond, Series 2021, Refunding	3.850%	6/1/50	4,265,000	3,899,341
Orange City, CA, Revenue, Series 2021,Refunding	2.650%	6/1/34	1,135,000	973,890
San Bernardino, CA, Community College District, GO:
Refunding	2.686%	8/1/41	6,140,000	4,648,687
Refunding	2.856%	8/1/49	3,575,000	2,359,235
Tulare County, CA, Revenue, Series 2018	4.445%	6/1/37	2,290,000	2,186,418
Whittier, CA, City School District, GO, Refunding	3.306%	8/1/43	7,500,000	5,938,006
Total California				27,191,757
Florida — 0.1%

Florida State Board of Administration Finance Corp. Revenue, Series A	5.526%	7/1/34	2,205,000	2,312,247
Georgia — 0.0%††

Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation XIV LLC Project, Series A	5.273%	1/1/40	535,000	536,305
Illinois — 0.1%

Illinois State, GO, Series A	4.954%	4/1/33	2,080,000	2,112,752 (c)
New Jersey — 0.0%††

New Jersey State Transportation Trust Fund Authority, Build America Bond, Series B	6.561%	12/15/40	460,000	509,279
New York — 0.1%

New York City, NY, TFA, Future Tax Secured Subordinated Revenue, Series F, Subseries F-2	4.660%	2/1/36	1,675,000	1,659,840
Ohio — 0.1%
Greenville, OH, City School District, Refunding, SD Credit Program	3.541%	1/1/51	1,295,000	983,269
Jobs Ohio Beverage System, OH, Statewide Senior Lien Liquor Profit, Revenue, Series A, Refunding	2.833%	1/1/38	1,375,000	1,162,897 (f)
Total Ohio				2,146,166
Pennsylvania — 0.1%
Pennsylvania State Economic Development Financing Authority Revenue, Economic Development and Infrastructure Program, Series 2025	5.689%	6/1/54	1,615,000	1,626,057
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Core Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — continued
Philadelphia, PA, Redevelopment Authority, City Service Agreement Revenue, Series A	5.002%	11/1/38	$2,520,000	$2,493,028
Total Pennsylvania				4,119,085

Total Municipal Bonds (Cost — $45,712,806)				40,587,431
Asset-Backed Securities — 0.7%
Compass Datacenters Issuer LLC, 2024-1A A1	5.250%	2/25/49	4,724,000	4,721,216 (a)
Compass Datacenters Issuer LLC, 2025-2A A1	4.926%	11/25/50	5,921,000	5,835,915 (a)
Compass Datacenters Issuer LLC, 2026-1A A21	4.897%	2/25/56	1,478,000	1,467,585 (a)
New Economy Assets - Phase 1 Sponsor LLC, 2021-1 A1	1.910%	10/20/61	6,660,000	5,603,397 (a)
PK Alift Loan Funding LP, 2024-1 A1	5.842%	9/15/39	1,748,129	1,779,781 (a)
PK Alift Loan Funding LP, 2026-1 A	4.614%	9/15/43	250,000	247,267 (a)

Total Asset-Backed Securities (Cost — $20,720,264)				19,655,161
Total Investments before Short-Term Investments (Cost — $2,958,700,473)				2,898,448,252
			Shares
Short-Term Investments — 1.9%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $54,330,305)	3.536%		54,330,305	54,330,305 (g)(h)(i)
Total Investments — 102.4% (Cost — $3,013,030,778)				2,952,778,557
Liabilities in Excess of Other Assets — (2.4)%				(69,841,333)
Total Net Assets — 100.0%				$2,882,937,224

††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Fund held TBA securities with a total cost of $84,335,156.
(e)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $54,330,305 and the cost was $54,330,305 (Note 6).

(i)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
GO	—	General Obligation
IO	—	Interest Only
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
SDR	—	Swedish Depository Receipts
SOFR	—	Secured Overnight Financing Rate
TFA	—	Transitional Finance Authority
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Core Bond ETF
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 2-Year Notes	456	6/26	$95,319,294	$94,595,062	$(724,232)
U.S. Treasury 5-Year Notes	417	6/26	45,520,910	45,110,930	(409,980)
U.S. Treasury 10-Year Notes	65	6/26	7,360,304	7,218,047	(142,257)
U.S. Treasury Long-Term Bonds	75	6/26	8,647,192	8,540,625	(106,567)
U.S. Treasury Ultra 10-Year Notes	307	6/26	35,511,979	34,849,297	(662,682)
U.S. Treasury Ultra Long-Term Bonds	48	6/26	5,760,410	5,595,000	(165,410)
Net unrealized depreciation on open futures contracts					$(2,211,128)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin U.S. Treasury Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 94.5%
U.S. Government Obligations — 94.5%
U.S. Treasury Bonds	5.000%	5/15/37	$2,200,000	$2,329,379
U.S. Treasury Bonds	4.375%	2/15/38	6,500,000	6,490,732
U.S. Treasury Bonds	4.250%	5/15/39	2,500,000	2,427,637
U.S. Treasury Bonds	4.375%	5/15/40	4,750,000	4,615,664
U.S. Treasury Bonds	1.750%	8/15/41	3,000,000	2,006,660
U.S. Treasury Bonds	3.125%	2/15/42	69,810,000	56,884,242
U.S. Treasury Bonds	3.875%	5/15/43	14,850,000	13,166,033
U.S. Treasury Bonds	4.750%	2/15/45	17,500,000	17,199,902
U.S. Treasury Bonds	3.125%	5/15/48	58,800,000	44,267,672
U.S. Treasury Bonds	2.250%	2/15/52	1,000,000	602,988
U.S. Treasury Bonds	4.000%	11/15/52	30,400,000	26,126,187
U.S. Treasury Bonds	4.125%	8/15/53	20,130,000	17,659,357
U.S. Treasury Bonds	4.625%	2/15/55	15,500,000	14,787,363
U.S. Treasury Bonds	4.750%	8/15/55	15,000,000	14,620,313
U.S. Treasury Notes	4.375%	12/15/26	8,700,000	8,737,902
U.S. Treasury Notes	3.750%	4/30/27	200,000	199,936
U.S. Treasury Notes	4.125%	10/31/27	161,900,000	162,586,178
U.S. Treasury Notes	1.125%	2/29/28	28,303,000	26,911,067
U.S. Treasury Notes	1.250%	4/30/28	100,000,000	94,914,062
U.S. Treasury Notes	1.250%	9/30/28	8,000,000	7,514,219
U.S. Treasury Notes	3.875%	9/30/29	25,000,000	25,006,348
U.S. Treasury Notes	3.500%	1/31/30	26,400,000	26,037,000
U.S. Treasury Notes	4.000%	3/31/30	18,000,000	18,066,797
U.S. Treasury Notes	3.875%	4/30/30	13,000,000	12,987,305
U.S. Treasury Notes	4.125%	8/31/30	10,600,000	10,683,227
U.S. Treasury Notes	3.750%	12/31/30	57,400,000	56,916,809
U.S. Treasury Notes	4.000%	1/31/31	10,000,000	10,022,461
U.S. Treasury Notes	4.250%	6/30/31	16,000,000	16,203,437
U.S. Treasury Notes	1.250%	8/15/31	13,000,000	11,285,879
U.S. Treasury Notes	3.750%	8/31/31	15,000,000	14,816,602
U.S. Treasury Notes	1.375%	11/15/31	31,630,000	27,435,936
U.S. Treasury Notes	1.875%	2/15/32	19,784,000	17,547,867
U.S. Treasury Notes	4.125%	11/15/32	31,666,000	31,683,317
U.S. Treasury Notes	3.875%	8/15/33	17,000,000	16,691,543
U.S. Treasury Notes	4.375%	5/15/34	9,900,000	10,005,768
U.S. Treasury Notes	4.625%	2/15/35	10,000,000	10,261,914
U.S. Treasury Notes	4.250%	5/15/35	35,900,000	35,810,951
U.S. Treasury Strip Coupon (STRIPS)	0.000%	2/15/29	32,100,000	28,749,586
U.S. Treasury Strip Coupon (STRIPS)	0.000%	2/15/31	57,200,000	47,168,017

Total U.S. Government & Agency Obligations (Cost — $955,736,681)				951,428,257
U.S. Treasury Inflation Protected Securities — 3.8%
U.S. Treasury Notes, Inflation Indexed	2.375%	10/15/28	4,500,000	4,948,545
U.S. Treasury Notes, Inflation Indexed	2.125%	4/15/29	5,000,000	5,399,333
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	15,000,000	15,484,659
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	10,000,000	10,540,460
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin U.S. Treasury Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	$2,550,000	$2,571,174

Total U.S. Treasury Inflation Protected Securities (Cost — $38,844,861)				38,944,171
Total Investments before Short-Term Investments (Cost — $994,581,542)				990,372,428
			Shares
Short-Term Investments — 0.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $6,778,710)	3.536%		6,778,710	6,778,710 (a)(b)(c)
Total Investments — 99.0% (Cost — $1,001,360,252)				997,151,138
Other Assets in Excess of Liabilities — 1.0%				9,671,602
Total Net Assets — 100.0%				$1,006,822,740

(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $6,778,710 and the cost was $6,778,710 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 78.5%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.6%
AT&T Inc., Senior Notes	3.800%	2/15/27	$342,000	$341,159
AT&T Inc., Senior Notes	4.250%	3/1/27	546,000	545,836
AT&T Inc., Senior Notes	2.300%	6/1/27	450,000	439,980
Total Diversified Telecommunication Services				1,326,975
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	310,000	322,578
Interactive Media & Services — 0.0%††
Meta Platforms Inc., Senior Notes	3.500%	8/15/27	68,000	67,523

Total Communication Services				1,717,076
Consumer Discretionary — 7.4%
Automobiles — 5.2%
American Honda Finance Corp., Senior Notes (SOFR + 0.720%)	4.386%	10/22/27	925,000	921,207 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.730%)	4.390%	8/13/27	370,000	369,727 (a)
American Honda Finance Corp., Senior Notes (SOFR + 0.820%)	4.473%	3/3/28	490,000	489,598 (a)
BMW US Capital LLC, Senior Notes	4.650%	3/19/27	595,000	597,788 (b)
BMW US Capital LLC, Senior Notes (SOFR + 0.790%)	4.436%	3/17/28	600,000	600,128 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	4.580%	8/13/27	500,000	500,866 (a)(b)
BMW US Capital LLC, Senior Notes (SOFR + 0.920%)	4.566%	3/21/28	863,000	865,729 (a)(b)
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	800,000	800,078
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.350%)	5.011%	5/8/27	100,000	100,600 (a)
Hyundai Capital America, Senior Notes	5.300%	3/19/27	740,000	745,850 (b)
Hyundai Capital America, Senior Notes	4.850%	3/25/27	150,000	150,550 (b)
Hyundai Capital America, Senior Notes	4.600%	4/6/28	485,000	484,997 (b)(c)
Hyundai Capital America, Senior Notes (SOFR + 1.030%)	4.677%	9/24/27	325,000	325,881 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.686%	3/19/27	300,000	301,033 (a)(b)
Hyundai Capital America, Senior Notes (SOFR + 1.040%)	4.687%	6/24/27	357,000	357,936 (a)(b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.800%	11/13/26	550,000	552,071 (b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.710%)	4.359%	3/10/28	230,000	230,034 (a)(b)
Mercedes-Benz Finance North America LLC, Senior Notes (SOFR + 0.780%)	4.426%	4/1/27	225,000	225,390 (a)(b)
Toyota Motor Credit Corp., Senior Notes (4.150% to 5/18/26 then SOFR + 0.500%)	4.150%	11/18/27	480,000	480,033 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.118%	4/10/26	280,000	280,014 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.450%)	4.118%	1/12/28	250,000	249,814 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.720%)	4.371%	9/5/28	606,000	608,451 (a)
Toyota Motor Credit Corp., Senior Notes (SOFR + 0.770%)	4.431%	8/7/26	440,000	440,546 (a)
Volkswagen Group of America Finance LLC, Senior Notes	4.900%	8/14/26	990,000	991,592 (b)
Volkswagen Group of America Finance LLC, Senior Notes	4.450%	9/11/27	372,000	371,049 (b)
Total Automobiles				12,040,962
Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	3.850%	3/13/28	760,000	757,805
Amazon.com Inc., Senior Notes (SOFR + 0.590%)	4.238%	3/13/29	530,000	530,383 (a)
Total Broadline Retail				1,288,188
Hotels, Restaurants & Leisure — 1.0%
Airbnb Inc., Senior Notes	4.400%	3/16/29	230,000	229,738
Hyatt Hotels Corp., Senior Notes	5.750%	1/30/27	847,000	854,584
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Marriott International Inc., Senior Notes	3.125%	6/15/26	$225,000	$224,442
Marriott International Inc., Senior Notes	5.450%	9/15/26	30,000	30,121
Marriott International Inc., Senior Notes	4.200%	7/15/27	490,000	489,429
Marriott International Inc., Senior Notes	4.000%	4/15/28	185,000	183,589
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	221,000	221,859 (b)
Total Hotels, Restaurants & Leisure				2,233,762
Household Durables — 0.3%
Lennar Corp., Senior Notes	5.250%	6/1/26	750,000	750,406
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	3.750%	9/15/28	120,000	119,292
Lowe’s Cos. Inc., Senior Notes	3.950%	10/15/27	457,000	455,596
Lowe’s Cos. Inc., Senior Notes	4.000%	10/15/28	425,000	421,666
Total Specialty Retail				996,554

Total Consumer Discretionary				17,309,872
Consumer Staples — 2.3%
Beverages — 0.1%
Keurig Dr Pepper Inc., Senior Notes	5.100%	3/15/27	111,000	111,464
Consumer Staples Distribution & Retail — 0.4%
Alimentation Couche-Tard Inc., Senior Notes	4.148%	9/29/28	410,000	407,110 (b)
Kroger Co., Senior Notes	2.650%	10/15/26	142,000	140,740
Kroger Co., Senior Notes	3.700%	8/1/27	100,000	99,220
Target Corp., Senior Notes	4.350%	6/15/28	257,000	258,272
Total Consumer Staples Distribution & Retail				905,342
Food Products — 0.5%
Mars Inc., Senior Notes	4.450%	3/1/27	425,000	426,420 (b)
McCormick & Co. Inc., Senior Notes	4.150%	2/15/29	190,000	188,193
Mondelez International Inc., Senior Notes	4.250%	5/6/28	546,000	545,179
Mondelez International Inc., Senior Notes	4.125%	5/7/28	100,000	99,502
Total Food Products				1,259,294
Tobacco — 1.3%
BAT Capital Corp., Senior Notes	3.215%	9/6/26	300,000	298,466
BAT Capital Corp., Senior Notes	4.700%	4/2/27	150,000	150,360
Cargill Inc., Senior Notes (SOFR + 0.610%)	4.270%	2/11/28	450,000	450,521 (a)(b)
Philip Morris International Inc., Senior Notes	4.375%	11/1/27	400,000	401,124
Philip Morris International Inc., Senior Notes	5.125%	11/17/27	380,000	385,232
Philip Morris International Inc., Senior Notes (SOFR + 0.660%)	4.326%	10/27/28	420,000	419,845 (a)
Philip Morris International Inc., Senior Notes (SOFR + 0.830%)	4.495%	4/28/28	948,000	947,459 (a)
Total Tobacco				3,053,007

Total Consumer Staples				5,329,107
Energy — 0.7%
Oil, Gas & Consumable Fuels — 0.7%
Chevron USA Inc., Senior Notes (SOFR + 0.470%)	4.124%	2/26/28	185,000	185,177 (a)
Chevron USA Inc., Senior Notes (SOFR + 0.570%)	4.230%	8/13/28	305,000	305,729 (a)
Energy Transfer LP, Senior Notes	3.900%	7/15/26	210,000	209,782
Energy Transfer LP, Senior Notes	4.400%	3/15/27	91,000	90,977
Enterprise Products Operating LLC, Senior Notes	4.300%	6/20/28	155,000	155,237
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	5.550%	11/1/26	$440,000	$442,620
Phillips 66 Co., Senior Notes	3.550%	10/1/26	150,000	149,576

Total Energy				1,539,098
Financials — 56.1%
Banks — 37.5%
ABN AMRO Bank NV, Senior Notes (4.988% to 12/3/27 then 1 year Treasury Constant Maturity Rate + 0.780%)	4.988%	12/3/28	600,000	604,710 (a)(b)
ABN AMRO Bank NV, Senior Notes (6.339% to 9/18/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.339%	9/18/27	700,000	706,020 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 0.750%)	4.420%	7/7/28	310,000	309,763 (a)(b)
ABN AMRO Bank NV, Senior Notes (SOFR + 1.000%)	4.653%	12/3/28	775,000	778,219 (a)(b)
ANZ New Zealand International Ltd., Senior Notes (SOFR + 0.610%)	4.276%	1/22/29	370,000	369,653 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.590%)	4.239%	12/8/28	200,000	200,468 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.620%)	4.267%	6/18/28	370,000	371,164 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.650%)	4.297%	9/30/27	1,000,000	1,003,889 (a)(b)
Australia & New Zealand Banking Group Ltd., Senior Notes (SOFR + 0.680%)	4.347%	7/16/27	445,000	446,242 (a)(b)
Australia & New Zealand Banking Group Ltd., Subordinated Notes	4.400%	5/19/26	200,000	200,071 (b)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes	4.150%	3/3/29	800,000	790,870
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (6.138% to 9/14/27 then 1 year Treasury Constant Maturity Rate + 2.700%)	6.138%	9/14/28	400,000	409,149 (a)
Banco Bilbao Vizcaya Argentaria SA, Senior Notes (SOFR + 0.880%)	4.535%	3/3/29	800,000	800,339 (a)
Banco Santander SA, Senior Notes (5.552% to 3/14/27 then 1 year Treasury Constant Maturity Rate + 1.250%)	5.552%	3/14/28	735,000	741,357 (a)
Banco Santander SA, Senior Notes (6.527% to 11/7/26 then 1 year Treasury Constant Maturity Rate + 1.650%)	6.527%	11/7/27	600,000	607,566 (a)
Banco Santander SA, Senior Notes (SOFR + 1.120%)	4.788%	7/15/28	400,000	401,716 (a)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	300,000	295,940 (a)
Bank of America Corp., Senior Notes (4.623% to 5/9/28 then SOFR + 1.110%)	4.623%	5/9/29	243,000	244,083 (a)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	290,000	292,038 (a)
Bank of America Corp., Senior Notes (SOFR + 0.830%)	4.495%	1/24/29	882,000	881,980 (a)
Bank of America Corp., Senior Notes (SOFR + 1.050%)	4.712%	2/4/28	200,000	200,710 (a)
Bank of America Corp., Senior Notes (SOFR + 1.110%)	4.770%	5/9/29	450,000	452,760 (a)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	119,956
Bank of Montreal, Senior Notes (4.100% to 12/15/26 then SOFR + 0.525%)	4.100%	12/15/27	305,000	304,448 (a)
Bank of Montreal, Senior Notes (4.338% to 3/19/29 then SOFR + 0.890%)	4.338%	3/19/30	380,000	378,389 (a)
Bank of Montreal, Senior Notes (SOFR + 0.750%)	4.396%	9/22/28	675,000	675,172 (a)
Bank of Montreal, Senior Notes (SOFR + 0.860%)	4.526%	1/27/29	850,000	848,891 (a)
Bank of Montreal, Senior Notes (SOFR + 0.880%)	4.529%	9/10/27	595,000	595,523 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.730%)	4.394%	2/2/30	380,000	379,394 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.760%)	4.408%	9/15/28	410,000	410,080 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.780%)	4.432%	6/4/27	600,000	602,008 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.890%)	4.550%	2/14/29	675,000	676,345 (a)
Bank of Nova Scotia, Senior Notes (SOFR + 1.000%)	4.649%	9/8/28	530,000	532,130 (a)
Banque Federative du Credit Mutuel SA, Senior Notes	5.896%	7/13/26	940,000	944,358 (b)
Banque Federative du Credit Mutuel SA, Senior Notes	4.591%	10/16/28	270,000	270,213 (b)
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 0.990%)	4.657%	10/16/28	458,000	459,729 (a)(b)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Banque Federative du Credit Mutuel SA, Senior Notes (SOFR + 1.070%)	4.730%	2/16/28	$550,000	$552,047 (a)(b)
Barclays PLC, Senior Notes (5.501% to 8/9/27 then 1 year Treasury Constant Maturity Rate + 2.650%)	5.501%	8/9/28	958,000	969,249 (a)
Barclays PLC, Senior Notes (5.829% to 5/9/26 then SOFR + 2.210%)	5.829%	5/9/27	600,000	600,661 (a)
Barclays PLC, Senior Notes (6.496% to 9/13/26 then SOFR + 1.880%)	6.496%	9/13/27	665,000	670,413 (a)
Barclays PLC, Senior Notes (SOFR + 1.490%)	5.138%	3/12/28	218,000	219,544 (a)
BNP Paribas SA, Senior Notes	3.500%	11/16/27	1,072,000	1,055,641 (b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	199,205 (b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	201,000	203,125 (a)(b)
BNP Paribas SA, Senior Notes (SOFR + 1.430%)	5.091%	5/9/29	740,000	746,947 (a)(b)
BPCE SA, Senior Notes	3.500%	10/23/27	780,000	768,589 (b)
BPCE SA, Senior Notes (6.612% to 10/19/26 then SOFR + 1.980%)	6.612%	10/19/27	500,000	505,603 (a)(b)
BPCE SA, Senior Notes (6.714% to 10/19/28 then SOFR + 2.270%)	6.714%	10/19/29	305,000	319,109 (a)(b)
CaixaBank SA, Senior Notes (4.634% to 7/3/28 then SOFR + 1.140%)	4.634%	7/3/29	1,032,000	1,033,907 (a)(b)
CaixaBank SA, Senior Notes (6.208% to 1/18/28 then SOFR + 2.700%)	6.208%	1/18/29	790,000	811,607 (a)(b)
CaixaBank SA, Senior Notes (6.684% to 9/13/26 then SOFR + 2.080%)	6.684%	9/13/27	1,000,000	1,009,406 (a)(b)
Canadian Imperial Bank of Commerce, Senior Notes (4.508% to 9/11/26 then SOFR + 0.930%)	4.508%	9/11/27	160,000	160,082 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.930%)	4.579%	9/11/27	600,000	600,532 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.940%)	4.587%	6/28/27	600,000	603,219 (a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 1.030%)	4.677%	3/30/29	640,000	642,938 (a)
Citibank NA, Senior Notes (4.876% to 11/19/26 then SOFR + 0.712%)	4.876%	11/19/27	725,000	727,428 (a)
Citigroup Inc., Senior Notes (SOFR + 0.770%)	4.420%	6/9/27	500,000	500,349 (a)
Citigroup Inc., Senior Notes (SOFR + 0.870%)	4.520%	3/4/29	1,047,000	1,047,434 (a)
Citigroup Inc., Senior Notes (SOFR + 1.143%)	4.803%	5/7/28	350,000	351,577 (a)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.460%)	4.114%	11/27/26	315,000	315,464 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.630%)	4.277%	3/27/29	345,000	345,502 (a)(b)
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.640%)	4.288%	3/14/28	825,000	828,222 (a)(b)
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	584,000	582,760
Cooperatieve Rabobank UA, Senior Notes	4.883%	1/21/28	795,000	806,382
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000	445,987 (a)(b)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.410%)	4.078%	1/14/28	255,000	255,254 (a)
Cooperatieve Rabobank UA, Senior Notes (SOFR + 0.590%)	4.244%	5/27/27	250,000	250,446 (a)
Credit Agricole SA, Senior Notes	5.589%	7/5/26	500,000	501,813 (b)
Credit Agricole SA, Senior Notes (4.631% to 9/11/27 then SOFR + 1.210%)	4.631%	9/11/28	990,000	989,929 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 0.870%)	4.519%	3/11/27	356,000	356,887 (a)(b)
Credit Agricole SA, Senior Notes (SOFR + 1.210%)	4.859%	9/11/28	500,000	502,300 (a)(b)
Danske Bank A/S, Senior Notes	4.375%	6/12/28	430,000	429,221 (b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	680,000	679,104 (a)(b)
Danske Bank A/S, Senior Notes (4.662% to 3/27/28 then 1 year Treasury Constant Maturity Rate + 0.750%)	4.662%	3/27/29	270,000	270,640 (a)(b)
Danske Bank A/S, Senior Notes (5.427% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 0.950%)	5.427%	3/1/28	1,155,000	1,166,121 (a)(b)
Fifth Third Bancorp, Senior Notes (6.361% to 10/27/27 then SOFR + 2.192%)	6.361%	10/27/28	959,000	986,371 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Fifth Third Bank NA, Senior Notes (4.967% to 1/28/27 then SOFR + 0.810%)	4.967%	1/28/28	$250,000	$250,941 (a)
Fifth Third Bank NA, Senior Notes (SOFR + 0.810%)	4.475%	1/28/28	500,000	500,371 (a)
Goldman Sachs Bank USA, Senior Notes (5.414% to 5/21/26 then SOFR + 0.750%)	5.414%	5/21/27	213,000	213,270 (a)
Goldman Sachs Bank USA, Senior Notes (SOFR + 0.750%)	4.406%	5/21/27	620,000	620,145 (a)
Huntington Bancshares Inc., Senior Notes (4.443% to 8/4/27 then SOFR + 1.970%)	4.443%	8/4/28	102,000	101,948 (a)
Huntington National Bank, Senior Notes (4.871% to 4/12/27 then SOFR + 0.720%)	4.871%	4/12/28	505,000	506,806 (a)
Huntington National Bank, Senior Notes (SOFR + 0.720%)	4.388%	4/12/28	1,015,000	1,015,562 (a)
ING Groep NV, Senior Notes (4.858% to 3/25/28 then SOFR + 1.010%)	4.858%	3/25/29	600,000	603,912 (a)
ING Groep NV, Senior Notes (6.083% to 9/11/26 then SOFR + 1.560%)	6.083%	9/11/27	302,000	303,898 (a)
ING Groep NV, Senior Notes (SOFR + 1.010%)	4.657%	3/25/29	775,000	777,307 (a)
ING Groep NV, Senior Notes (SOFR + 1.560%)	5.209%	9/11/27	1,000,000	1,004,521 (a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	810,000	804,360 (b)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	200,000	197,957 (b)
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	745,000	745,044 (a)
JPMorgan Chase & Co., Senior Notes (5.571% to 4/22/27 then SOFR + 0.930%)	5.571%	4/22/28	515,000	521,387 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.800%)	4.466%	1/24/29	300,000	300,247 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.860%)	4.526%	10/22/28	560,000	561,237 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.885%)	4.551%	4/22/27	250,000	250,123 (a)
JPMorgan Chase & Co., Senior Notes (SOFR + 0.920%)	4.586%	4/22/28	500,000	501,643 (a)
Lloyds Banking Group PLC, Senior Notes (4.818% to 6/13/28 then 1 year Treasury Constant Maturity Rate + 0.830%)	4.818%	6/13/29	415,000	417,559 (a)
Lloyds Banking Group PLC, Senior Notes (5.087% to 11/26/27 then 1 year Treasury Constant Maturity Rate + 0.850%)	5.087%	11/26/28	270,000	272,524 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 0.770%)	4.431%	2/10/30	480,000	477,706 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	4.716%	11/26/28	200,000	200,898 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.060%)	4.709%	6/13/29	350,000	351,502 (a)
Lloyds Banking Group PLC, Senior Notes (SOFR + 1.560%)	5.222%	8/7/27	1,000,000	1,003,202 (a)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.480%)	4.144%	2/3/28	645,000	643,904 (a)(b)
Macquarie Bank Ltd., Senior Notes (SOFR + 0.740%)	4.388%	6/12/28	990,000	989,497 (a)(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	455,000	453,377 (a)
Mitsubishi UFJ Financial Group Inc., Senior Notes (5.017% to 7/20/27 then 1 year Treasury Constant Maturity Rate + 1.950%)	5.017%	7/20/28	650,000	654,207 (a)
National Australia Bank Ltd., Senior Notes	3.850%	12/13/28	400,000	397,090
National Australia Bank Ltd., Senior Notes (SOFR + 0.500%)	4.150%	3/6/28	250,000	250,028 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.530%)	4.178%	12/13/28	400,000	400,169 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.600%)	4.266%	10/26/27	250,000	250,748 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.620%)	4.269%	6/11/27	250,000	250,727 (a)(b)
National Australia Bank Ltd., Senior Notes (SOFR + 0.650%)	4.298%	6/13/28	370,000	371,112 (a)(b)
National Bank of Canada, Senior Notes (4.166% to 1/20/28 then SOFR + 0.760%)	4.166%	1/20/29	726,000	722,370 (a)
National Bank of Canada, Senior Notes (5.600% to 7/2/26 then SOFR + 1.036%)	5.600%	7/2/27	650,000	651,961 (a)
National Bank of Canada, Senior Notes (SOFR + 0.770%)	4.437%	1/20/29	445,000	445,562 (a)
National Bank of Canada, Senior Notes (SOFR + 1.030%)	4.709%	7/2/27	250,000	250,352 (a)
NatWest Group PLC, Senior Notes (5.583% to 3/1/27 then 1 year Treasury Constant Maturity Rate + 1.100%)	5.583%	3/1/28	1,200,000	1,212,025 (a)
NatWest Group PLC, Senior Notes (SOFR + 1.100%)	4.756%	5/23/29	200,000	200,800 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Nordea Bank Abp, Senior Notes (SOFR + 0.700%)	4.348%	3/17/28	$605,000	$606,624 (a)(b)
PNC Bank NA, Senior Notes (4.429% to 7/21/27 then SOFR + 0.727%)	4.429%	7/21/28	250,000	249,968 (a)
PNC Bank NA, Senior Notes (SOFR + 0.730%)	4.397%	7/21/28	250,000	250,448 (a)
PNC Financial Services Group Inc., Senior Notes (4.075% to 1/26/28 then SOFR + 0.610%)	4.075%	1/26/29	607,000	604,033 (a)
PNC Financial Services Group Inc., Senior Notes (5.102% to 7/23/26 then SOFR + 0.796%)	5.102%	7/23/27	624,000	625,229 (a)
PNC Financial Services Group Inc., Senior Notes (SOFR + 0.620%)	4.286%	1/26/29	375,000	374,770 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.700%)	4.364%	11/3/28	486,000	484,739 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.720%)	4.387%	10/18/27	600,000	600,113 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.790%)	4.456%	7/23/27	300,000	300,293 (a)
Royal Bank of Canada, Senior Notes (SOFR + 0.830%)	4.496%	1/24/29	600,000	601,182 (a)
Santander UK Group Holdings PLC, Senior Notes (3.823% to 11/3/27 then 3 mo. USD LIBOR + 1.400%)	3.823%	11/3/28	200,000	197,495 (a)
Santander UK Group Holdings PLC, Senior Notes (6.534% to 1/10/28 then SOFR + 2.600%)	6.534%	1/10/29	970,000	1,001,129 (a)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.680%)	4.328%	3/12/29	455,000	454,804 (a)(b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.750%)	4.404%	6/2/28	495,000	496,768 (a)(b)
Skandinaviska Enskilda Banken AB, Senior Notes (SOFR + 0.890%)	4.541%	3/5/27	501,000	503,010 (a)(b)
Societe Generale SA, Senior Notes	4.000%	1/12/27	275,000	274,442 (b)
Societe Generale SA, Senior Notes	5.250%	2/19/27	925,000	930,906 (b)
Societe Generale SA, Senior Notes (SOFR + 1.100%)	4.758%	2/19/27	540,000	541,956 (a)(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	5.520%	1/13/28	935,000	954,195
Sumitomo Mitsui Financial Group Inc., Senior Notes	4.108%	1/15/29	190,000	188,379
Sumitomo Mitsui Financial Group Inc., Senior Notes (SOFR + 1.300%)	4.969%	7/13/26	500,000	501,112 (a)
Svenska Handelsbanken AB, Senior Notes	5.500%	6/15/28	250,000	255,406 (b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.660%)	4.314%	5/28/27	505,000	505,884 (a)(b)
Svenska Handelsbanken AB, Senior Notes (SOFR + 0.740%)	4.396%	5/23/28	435,000	436,514 (a)(b)
Swedbank AB, Senior Notes	6.136%	9/12/26	280,000	282,226 (b)
Swedbank AB, Senior Notes	5.337%	9/20/27	636,000	645,053 (b)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	245,000	251,102
Toronto-Dominion Bank, Senior Notes (SOFR + 0.580%)	4.248%	1/13/28	500,000	501,168 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.620%)	4.268%	12/17/26	1,000,000	1,000,266 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.750%)	4.418%	10/13/28	470,000	470,985 (a)
Toronto-Dominion Bank, Senior Notes (SOFR + 0.820%)	4.484%	1/31/28	670,000	672,686 (a)
Truist Bank, Senior Notes (4.420% to 7/24/27 then SOFR + 0.770%)	4.420%	7/24/28	392,000	392,072 (a)
Truist Bank, Senior Notes (4.671% to 5/20/26 then SOFR + 0.590%)	4.671%	5/20/27	620,000	620,030 (a)
Truist Bank, Senior Notes (SOFR + 0.770%)	4.436%	7/24/28	915,000	915,764 (a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	615,000	616,575 (a)
UniCredit SpA, Senior Notes	4.625%	4/12/27	220,000	220,410 (b)
US Bank NA, Senior Notes (4.507% to 10/22/26 then SOFR + 0.690%)	4.507%	10/22/27	1,000,000	1,000,924 (a)
US Bank NA, Senior Notes (4.730% to 5/15/27 then SOFR + 0.910%)	4.730%	5/15/28	510,000	511,967 (a)
US Bank NA, Senior Notes (SOFR + 0.690%)	4.356%	10/22/27	300,000	300,161 (a)
US Bank NA, Senior Notes (SOFR + 0.910%)	4.570%	5/15/28	325,000	326,319 (a)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. Term SOFR + 1.432%)	3.196%	6/17/27	250,000	249,296 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Wells Fargo & Co., Senior Notes (5.707% to 4/22/27 then SOFR + 1.070%)	5.707%	4/22/28	$500,000	$506,527 (a)
Wells Fargo & Co., Senior Notes (SOFR + 0.780%)	4.446%	1/24/28	530,000	529,916 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.070%)	4.736%	4/22/28	447,000	448,699 (a)
Wells Fargo & Co., Senior Notes (SOFR + 1.370%)	5.036%	4/23/29	955,000	965,116 (a)
Westpac Banking Corp., Senior Notes (SOFR + 0.460%)	4.127%	10/20/26	1,000,000	1,000,243 (a)
Total Banks				87,331,261
Capital Markets — 6.6%
Bank of New York Mellon Corp., Senior Notes (4.441% to 6/9/27 then SOFR + 0.680%)	4.441%	6/9/28	185,000	185,284 (a)
Bank of New York Mellon Corp., Senior Notes (4.587% to 4/20/26 then SOFR + 0.693%)	4.587%	4/20/27	250,000	250,023 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.630%)	4.296%	1/22/30	1,010,000	1,009,753 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.680%)	4.330%	6/9/28	410,000	410,848 (a)
Bank of New York Mellon Corp., Senior Notes (SOFR + 0.830%)	4.497%	7/21/28	220,000	220,267 (a)
Charles Schwab Corp., Senior Notes (SOFR + 0.520%)	4.180%	5/13/26	100,000	100,002 (a)
Daimler Truck Finance North America LLC, Senior Notes	5.000%	1/15/27	500,000	502,625 (b)
Daimler Truck Finance North America LLC, Senior Notes	4.300%	8/12/27	310,000	309,499 (b)
Daimler Truck Finance North America LLC, Senior Notes	4.150%	1/12/29	150,000	147,960 (b)
Daimler Truck Finance North America LLC, Senior Notes (SOFR + 0.840%)	4.508%	1/13/28	300,000	300,249 (a)(b)
Deutsche Bank AG, Senior Notes (2.552% to 1/7/27 then SOFR + 1.318%)	2.552%	1/7/28	600,000	590,738 (a)
Deutsche Bank AG, Senior Notes (5.373% to 1/10/28 then SOFR + 1.210%)	5.373%	1/10/29	780,000	789,238 (a)
Deutsche Bank AG, Senior Notes (7.146% to 7/13/26 then SOFR + 2.520%)	7.146%	7/13/27	653,000	657,444 (a)
Deutsche Bank AG, Senior Notes (SOFR + 1.210%)	4.878%	1/10/29	545,000	547,469 (a)
Goldman Sachs Group Inc., Senior Notes (4.148% to 1/21/28 then SOFR + 0.710%)	4.148%	1/21/29	440,000	437,405 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.710%)	4.377%	1/21/29	380,000	379,635 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 0.920%)	4.587%	10/21/29	615,000	615,533 (a)
Goldman Sachs Group Inc., Senior Notes (SOFR + 1.290%)	4.956%	4/23/28	225,000	226,374 (a)
Intercontinental Exchange Inc., Senior Notes	3.950%	12/1/28	165,000	163,632
Jefferies Financial Group Inc., Senior Notes	4.500%	9/15/26	650,000	647,981
Morgan Stanley, Senior Notes (SOFR + 0.920%)	4.586%	10/18/29	600,000	599,857 (a)
Morgan Stanley, Senior Notes (SOFR + 1.020%)	4.687%	4/13/28	680,000	682,543 (a)
Morgan Stanley, Senior Notes (SOFR + 1.380%)	5.048%	4/12/29	730,000	738,147 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.900%)	4.568%	1/12/29	250,000	250,738 (a)
Morgan Stanley Bank NA, Senior Notes (SOFR + 0.940%)	4.607%	7/14/28	500,000	500,469 (a)
State Street Corp., Senior Notes (SOFR + 0.640%)	4.306%	10/22/27	834,000	836,209 (a)
State Street Corp., Senior Notes (SOFR + 0.845%)	4.507%	8/3/26	395,000	395,137 (a)
State Street Corp., Senior Notes (SOFR + 0.950%)	4.616%	4/24/28	135,000	135,460 (a)
UBS AG, Senior Notes (4.864% to 1/10/27 then SOFR + 0.720%)	4.864%	1/10/28	500,000	502,045 (a)
UBS Group AG, Senior Notes	4.282%	1/9/28	980,000	976,720 (b)
UBS Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	480,000	474,603 (a)(b)
UBS Group AG, Senior Notes (6.327% to 12/22/26 then 1 year Treasury Constant Maturity Rate + 1.600%)	6.327%	12/22/27	315,000	319,217 (a)(b)
UBS Group AG, Senior Notes (6.442% to 8/11/27 then SOFR + 3.700%)	6.442%	8/11/28	360,000	368,989 (a)(b)
Total Capital Markets				15,272,093
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — 2.8%
American Express Co., Senior Notes (4.009% to 2/9/28 then SOFR + 0.581%)	4.009%	2/9/29	$275,000	$273,305 (a)
American Express Co., Senior Notes (4.351% to 7/20/28 then SOFR + 0.810%)	4.351%	7/20/29	810,000	809,543 (a)
American Express Co., Senior Notes (SOFR + 0.590%)	4.251%	2/9/29	275,000	274,292 (a)
American Express Co., Senior Notes (SOFR + 1.000%)	4.660%	2/16/28	1,000,000	1,003,049 (a)
American Express Co., Senior Notes (SOFR + 1.260%)	4.926%	4/25/29	365,000	368,826 (a)
Capital One Financial Corp., Senior Notes	4.100%	2/9/27	305,000	304,348
Capital One Financial Corp., Senior Notes	3.750%	3/9/27	855,000	850,143
Capital One Financial Corp., Senior Notes (4.927% to 5/10/27 then SOFR + 2.057%)	4.927%	5/10/28	345,000	345,996 (a)
Capital One Financial Corp., Senior Notes (6.312% to 6/8/28 then SOFR + 2.640%)	6.312%	6/8/29	578,000	597,995 (a)
Capital One Financial Corp., Senior Notes (7.149% to 10/29/26 then SOFR + 2.440%)	7.149%	10/29/27	800,000	811,057 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	800,000	804,466 (b)
Total Consumer Finance				6,443,020
Financial Services — 3.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	600,000	593,487
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	4/1/28	595,000	599,375
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	710,000	683,614
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.125%	2/28/29	310,000	305,952
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.490%)	4.146%	2/23/29	920,000	918,394 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.560%)	4.220%	11/15/27	600,000	600,713 (a)
Caterpillar Financial Services Corp., Senior Notes (SOFR + 0.580%)	4.240%	11/14/28	496,000	496,800 (a)
GA Global Funding Trust, Secured Notes	4.400%	9/23/27	740,000	735,544 (b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.500%)	4.176%	5/1/26	270,000	270,000 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.169%	10/9/26	475,000	475,433 (a)(b)
Mizuho Markets Cayman LP, Senior Notes (SOFR + 0.520%)	4.187%	11/16/26	500,000	500,334 (a)(b)
Nationwide Building Society, Senior Notes (4.649% to 7/14/28 then SOFR + 1.060%)	4.649%	7/14/29	580,000	580,682 (a)(b)
Nationwide Building Society, Senior Notes (6.557% to 10/18/26 then SOFR + 1.910%)	6.557%	10/18/27	604,000	610,879 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.070%)	4.738%	7/14/29	366,000	367,084 (a)(b)
Nationwide Building Society, Senior Notes (SOFR + 1.290%)	4.950%	2/16/28	845,000	848,348 (a)(b)
PayPal Holdings Inc., Senior Notes (SOFR + 0.670%)	4.320%	3/6/28	230,000	230,484 (a)
Total Financial Services				8,817,123
Insurance — 5.4%
AEGON Funding Co. LLC, Senior Notes	5.500%	4/16/27	950,000	958,718 (b)
Arthur J Gallagher & Co., Senior Notes	4.600%	12/15/27	665,000	667,087
Athene Global Funding, Secured Notes	4.950%	1/7/27	561,000	562,678 (b)
Athene Global Funding, Secured Notes	5.349%	7/9/27	420,000	422,472 (b)
Athene Global Funding, Secured Notes (SOFR + 0.950%)	4.600%	3/6/28	910,000	909,412 (a)(b)
Athene Global Funding, Senior Secured Notes	4.860%	8/27/26	500,000	500,847 (b)
Brown & Brown Inc., Senior Notes	4.600%	12/23/26	532,000	533,686
CNO Global Funding, Secured Notes	1.750%	10/7/26	916,000	904,528 (b)
CNO Global Funding, Secured Notes	4.875%	12/10/27	165,000	165,475 (b)
Corebridge Global Funding, Senior Secured Notes (SOFR + 1.300%)	4.947%	9/25/26	500,000	502,093 (a)(b)
Marsh & McLennan Cos. Inc., Senior Notes (SOFR + 0.700%)	4.361%	11/8/27	342,000	342,802 (a)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
MassMutual Global Funding II, Secured Notes (SOFR + 0.740%)	4.408%	4/9/27	$625,000	$627,116 (a)(b)
Met Tower Global Funding, Senior Secured Notes	4.000%	10/1/27	180,000	179,257 (b)
Met Tower Global Funding, Senior Secured Notes	4.000%	1/14/29	815,000	806,747 (b)
Metropolitan Life Global Funding I, Secured Notes	4.150%	8/25/28	474,000	472,686 (b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.349%	6/11/27	280,000	280,474 (a)(b)
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.700%)	4.354%	8/25/28	514,000	515,367 (a)(b)
New York Life Global Funding, Secured Notes (SOFR + 0.660%)	4.326%	7/25/28	370,000	370,779 (a)(b)
New York Life Global Funding, Senior Secured Notes (SOFR + 0.880%)	4.546%	4/25/28	625,000	629,171 (a)(b)
Northwestern Mutual Global Funding, Secured Notes (SOFR + 0.660%)	4.314%	8/25/28	500,000	499,724 (a)(b)
Principal Life Global Funding II, Secured Notes (SOFR + 0.810%)	4.470%	8/18/28	565,000	564,188 (a)(b)
Protective Life Global Funding, Secured Notes	4.335%	9/13/27	210,000	209,936 (b)
Protective Life Global Funding, Secured Notes	4.161%	1/15/29	620,000	613,945 (b)
Protective Life Global Funding, Secured Notes (SOFR + 0.700%)	4.368%	4/10/26	300,000	300,035 (a)(b)
Total Insurance				12,539,223

Total Financials				130,402,720
Health Care — 1.9%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	3.775%	3/3/28	525,000	521,634
AbbVie Inc., Senior Notes (SOFR + 0.480%)	4.131%	3/3/28	225,000	225,276 (a)
Total Biotechnology				746,910
Health Care Equipment & Supplies — 0.0%††
GE HealthCare Technologies Inc., Senior Notes	4.150%	12/15/28	85,000	84,461
Health Care Providers & Services — 0.5%
CVS Health Corp., Senior Notes	2.875%	6/1/26	458,000	456,857
CVS Health Corp., Senior Notes	3.000%	8/15/26	565,000	561,677
Total Health Care Providers & Services				1,018,534
Life Sciences Tools & Services — 0.1%
Illumina Inc., Senior Notes	4.650%	9/9/26	200,000	200,048
Pharmaceuticals — 1.0%
Eli Lilly & Co., Senior Notes	4.000%	10/15/28	240,000	239,773
Eli Lilly & Co., Senior Notes (SOFR + 0.530%)	4.197%	10/15/28	600,000	601,064 (a)
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	310,000	307,079
Merck & Co. Inc., Senior Notes (SOFR + 0.570%)	4.218%	3/15/29	370,000	370,918 (a)
Novartis Capital Corp., Senior Notes (SOFR + 0.520%)	4.182%	11/5/28	310,000	310,828 (a)
Novartis Capital Corp., Senior Notes (SOFR + 0.650%)	4.296%	3/16/29	380,000	381,022 (a)
Pfizer Inc., Senior Notes (SOFR + 0.500%)	4.160%	11/15/27	180,000	180,044 (a)
Total Pharmaceuticals				2,390,728

Total Health Care				4,440,681
Industrials — 4.3%
Aerospace & Defense — 1.4%
BAE Systems PLC, Senior Notes	5.000%	3/26/27	200,000	201,353 (b)
Boeing Co., Senior Notes	3.100%	5/1/26	652,000	651,159
Boeing Co., Senior Notes	2.250%	6/15/26	200,000	199,067
Boeing Co., Senior Notes	2.700%	2/1/27	645,000	636,117
Boeing Co., Senior Notes	5.040%	5/1/27	338,000	339,961
Honeywell Aerospace Inc., Senior Notes	3.900%	3/16/28	605,000	600,767 (b)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Honeywell Aerospace Inc., Senior Notes (SOFR + 0.630%)	4.278%	3/16/29	$605,000	$602,339 (a)(b)
Total Aerospace & Defense				3,230,763
Building Products — 0.3%
Owens Corning, Senior Notes	3.400%	8/15/26	432,000	430,356
Owens Corning, Senior Notes	5.500%	6/15/27	210,000	212,561
Total Building Products				642,917
Commercial Services & Supplies — 0.2%
Veralto Corp., Senior Notes	5.500%	9/18/26	497,000	499,123
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	3.950%	3/6/29	270,000	267,374
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	4.000%	3/15/29	190,000	187,971
Industrial Conglomerates — 0.1%
Siemens Funding BV, Senior Notes (SOFR + 0.640%)	4.294%	5/26/28	200,000	200,376 (a)(b)
Machinery — 1.9%
John Deere Capital Corp., Senior Notes	4.900%	6/11/27	500,000	505,067
John Deere Capital Corp., Senior Notes (SOFR + 0.500%)	4.153%	3/6/28	820,000	821,174 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.550%)	4.201%	3/9/29	455,000	453,980 (a)
John Deere Capital Corp., Senior Notes (SOFR + 0.580%)	4.230%	9/11/28	360,000	360,521 (a)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes	5.200%	3/7/27	200,000	201,834 (b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes	3.950%	3/5/29	405,000	400,435 (b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.710%)	4.361%	3/5/29	380,000	379,807 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.750%)	4.400%	9/11/28	590,000	591,125 (a)(b)
Sumitomo Mitsui Trust Bank Ltd., Senior Notes (SOFR + 0.980%)	4.631%	9/10/27	685,000	689,733 (a)(b)
Total Machinery				4,403,676
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	6/25/26	500,000	500,924

Total Industrials				9,933,124
Information Technology — 1.1%
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Senior Notes	3.800%	11/15/27	240,000	238,647
Amphenol Corp., Senior Notes	4.375%	6/12/28	435,000	436,349
Amphenol Corp., Senior Notes (SOFR + 0.530%)	4.190%	11/15/27	85,000	85,038 (a)
Total Electronic Equipment, Instruments & Components				760,034
Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Inc., Senior Notes	5.050%	7/12/27	174,000	175,830
Broadcom Inc., Senior Notes	4.800%	4/15/28	335,000	338,860
Total Semiconductors & Semiconductor Equipment				514,690
Software — 0.5%
Oracle Corp., Senior Notes (SOFR + 0.760%)	4.424%	8/3/28	485,000	477,978 (a)
Salesforce Inc., Senior Notes	4.500%	3/15/28	474,000	474,285
Synopsys Inc., Senior Notes	4.550%	4/1/27	215,000	215,196
Total Software				1,167,459

Total Information Technology				2,442,183
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 0.5%
Metals & Mining — 0.4%
Glencore Funding LLC, Senior Notes (SOFR + 0.750%)	4.396%	10/1/26	$405,000	$405,678 (a)(b)
Glencore Funding LLC, Senior Notes (SOFR + 1.060%)	4.739%	4/4/27	348,000	349,392 (a)(b)
Rio Tinto Finance USA PLC, Senior Notes (SOFR + 0.840%)	4.488%	3/14/28	140,000	140,866 (a)
Total Metals & Mining				895,936
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	106,000	105,602 (b)
Georgia-Pacific LLC, Senior Notes	4.400%	6/30/28	110,000	110,149 (b)
Total Paper & Forest Products				215,751

Total Materials				1,111,687
Real Estate — 1.7%
Diversified REITs — 0.3%
Essex Portfolio LP, Senior Notes	3.375%	4/15/26	140,000	139,937
Realty Income Corp., Senior Notes	4.875%	6/1/26	553,000	553,100
Total Diversified REITs				693,037
Office REITs — 0.2%
Boston Properties LP, Senior Notes	2.750%	10/1/26	533,000	528,137
Real Estate Management & Development — 0.1%
Simon Property Group LP, Senior Notes	3.375%	12/1/27	325,000	320,551
Residential REITs — 0.2%
Camden Property Trust, Senior Notes	5.850%	11/3/26	500,000	503,921
Specialized REITs — 0.9%
American Tower Corp., Senior Notes	1.600%	4/15/26	295,000	294,691
American Tower Corp., Senior Notes	3.375%	10/15/26	350,000	348,017
American Tower Corp., Senior Notes	3.650%	3/15/27	551,000	547,170
Public Storage Operating Co., Senior Notes (SOFR + 0.700%)	4.367%	4/16/27	790,000	791,355 (a)
Total Specialized REITs				1,981,233

Total Real Estate				4,026,879
Utilities — 1.8%
Electric Utilities — 0.9%
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	180,000	178,638
Constellation Energy Generation LLC, Senior Notes (SOFR + 0.600%)	4.269%	1/8/28	185,000	184,729 (a)
ENEL Finance International NV, Senior Notes	4.125%	9/30/28	200,000	198,394 (b)
Eversource Energy, Senior Notes	4.750%	5/15/26	390,000	390,223
Georgia Power Co., Senior Notes (SOFR + 0.280%)	3.928%	9/15/26	140,000	139,783 (a)
NextEra Energy Capital Holdings Inc., Senior Notes	3.550%	5/1/27	100,000	99,153
NextEra Energy Capital Holdings Inc., Senior Notes	4.685%	9/1/27	85,000	85,437
NextEra Energy Capital Holdings Inc., Senior Notes	4.850%	2/4/28	140,000	141,353
NextEra Energy Capital Holdings Inc., Senior Notes (SOFR + 0.800%)	4.462%	2/4/28	560,000	560,843 (a)
Wisconsin Electric Power Co., Senior Notes	3.950%	3/1/29	145,000	143,450
Total Electric Utilities				2,122,003
Gas Utilities — 0.0%††
Southern Co. Gas Capital Corp., Senior Notes	4.050%	9/15/28	75,000	74,463
Multi-Utilities — 0.9%
Ameren Corp., Senior Notes	5.700%	12/1/26	390,000	392,873
Dominion Energy Inc., Senior Notes	4.600%	5/15/28	205,000	205,679
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Multi-Utilities — continued
DTE Energy Co., Senior Notes	4.950%	7/1/27	$840,000	$845,642
DTE Energy Co., Senior Notes	4.875%	6/1/28	160,000	161,470
NiSource Inc., Senior Notes	3.490%	5/15/27	255,000	252,377
WEC Energy Group Inc., Senior Notes	5.600%	9/12/26	220,000	221,129
Total Multi-Utilities				2,079,170

Total Utilities				4,275,636
Total Corporate Bonds & Notes (Cost — $182,571,795)				182,528,063
U.S. Government & Agency Obligations — 0.8%
U.S. Government Obligations — 0.8%
U.S. Treasury Notes (Cost — $1,735,342)	3.375%	2/29/28	1,750,000	1,736,328
Total Investments before Short-Term Investments (Cost — $184,307,137)				184,264,391

Short-Term Investments — 20.2%
Commercial Paper — 19.3%
Agree LP	4.287%	4/1/26	1,000,000	999,885 (d)
Agree LP	4.307%	4/9/26	1,155,000	1,153,800 (d)
Air Lease Corp.	4.274%	4/2/26	250,000	249,943 (d)
Alexandria Real Estate Equities Inc.	4.023%	4/6/26	470,000	469,695 (d)
Alimentation Couche-Tard Inc.	4.166%	4/2/26	610,000	609,864 (d)
Alimentation Couche-Tard Inc.	4.206%	4/9/26	415,000	414,579 (d)
Alimentation Couche-Tard Inc.	4.207%	4/10/26	960,000	958,917 (d)
AutoNation Inc.	4.287%	4/1/26	700,000	699,919 (d)
AvalonBay Communities Inc.	4.081%	4/1/26	490,000	489,946 (d)
AvalonBay Communities Inc.	4.130%	4/7/26	855,000	854,337 (d)
AvalonBay Communities Inc.	4.131%	4/8/26	450,000	449,601 (d)
Aviation Capital Group LLC	0.000%	4/1/26	1,030,000	1,030,000 (d)
BAT International Finance PLC	4.078%	4/1/26	1,015,000	1,014,889 (d)
Bayer AG	4.351%	12/9/26	500,000	485,456 (d)
Bell Canada	3.937%	4/6/26	500,000	499,683 (d)
Boston Properties LP	4.119%	4/1/26	390,000	389,957 (d)
Charles Schwab Corp.	3.894%	5/8/26	430,000	428,293 (d)
Charles Schwab Corp.	3.977%	7/8/26	665,000	658,003 (d)
Conagra Brands Inc.	4.287%	4/1/26	1,160,000	1,159,867 (d)
Constellation Brands Inc.	4.345%	4/13/26	1,021,000	1,019,454 (d)
Enel Finance America LLC	4.153%	4/27/26	250,000	249,249 (d)
Enel Finance America LLC	4.221%	6/26/26	510,000	504,998 (d)
Energy Transfer LP	4.131%	4/1/26	2,000,000	1,999,778 (d)
ERAC USA Finance LLC	4.157%	4/6/26	575,000	574,615 (d)
ERAC USA Finance LLC	4.181%	4/10/26	250,000	249,719 (d)
ERAC USA Finance LLC	4.259%	4/20/26	520,000	518,813 (d)
Extra Space Storage LP	4.078%	4/1/26	340,000	339,963 (d)
Extra Space Storage LP	4.082%	4/2/26	665,000	664,854 (d)
Extra Space Storage LP	4.098%	4/7/26	410,000	409,684 (d)
Extra Space Storage LP	4.162%	4/15/26	500,000	499,163 (d)
Extra Space Storage LP	4.194%	4/21/26	425,000	423,997 (d)
General Motors Co.	4.209%	5/5/26	250,000	249,014 (d)
General Motors Co.	4.290%	6/3/26	295,000	292,835 (d)
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
General Motors Co.	4.417%	8/7/26	$250,000	$246,210 (d)
HCA Inc.	4.272%	4/1/26	1,189,000	1,188,864 (d)
Intercontinental Exchange Inc.	4.059%	4/2/26	440,000	439,904 (d)
Intercontinental Exchange Inc.	3.953%	4/6/26	515,000	514,672 (d)
Intercontinental Exchange Inc.	3.955%	4/7/26	350,000	349,740 (d)
Intercontinental Exchange Inc.	4.137%	4/10/26	455,000	454,495 (d)
Intercontinental Exchange Inc.	4.253%	4/21/26	320,000	319,234 (d)
International Flavors & Fragnances Inc.	4.078%	4/1/26	990,000	989,892 (d)
Keurig Dr Pepper Inc.	4.296%	4/8/26	250,000	249,770 (d)
Keurig Dr Pepper Inc.	4.305%	4/9/26	540,000	539,439 (d)
Keurig Dr Pepper Inc.	4.337%	4/13/26	465,000	464,297 (d)
Keurig Dr Pepper Inc.	4.418%	4/23/26	300,000	299,184 (d)
Keurig Dr Pepper Inc.	4.482%	5/7/26	610,000	607,295 (d)
Macquarie Bank Ltd.	0.473%	5/14/26	250,000	250,086 (d)
Macquarie Group Ltd.	4.095%	4/6/26	250,000	249,835 (d)
Macquarie Group Ltd.	4.319%	12/14/26	995,000	965,699 (d)
Mid-America Apartments LP	4.091%	4/2/26	430,000	429,905 (d)
Mid-America Apartments LP	4.122%	4/6/26	735,000	734,512 (d)
Mid-America Apartments LP	4.139%	4/15/26	1,195,000	1,193,010 (d)
NiSource Inc.	4.114%	4/10/26	485,000	484,464 (d)
NiSource Inc.	4.151%	4/17/26	760,000	758,562 (d)
Nutrien Ltd.	4.172%	4/7/26	750,000	749,412 (d)
O’Reilly Automotive Inc.	4.122%	4/6/26	355,000	354,764 (d)
O’Reilly Automotive Inc.	4.130%	4/7/26	400,000	399,690 (d)
O’Reilly Automotive Inc.	4.139%	4/15/26	390,000	389,350 (d)
Ovintiv Inc.	4.340%	4/1/26	910,000	909,894 (d)
Penske Truck Leasing Co. LP	4.227%	4/9/26	845,000	844,138 (d)
Penske Truck Leasing Co. LP	4.234%	4/10/26	350,000	349,603 (d)
Penske Truck Leasing Co. LP	4.268%	4/17/26	850,000	848,347 (d)
Penske Truck Leasing Co. LP	4.290%	4/28/26	275,000	274,115 (d)
Phillips	4.163%	4/8/26	265,000	264,763 (d)
Phillips	4.165%	4/10/26	310,000	309,654 (d)
Phillips	4.202%	5/4/26	615,000	612,646 (d)
Plains All American Pipeline LP	4.098%	4/7/26	455,000	454,650 (d)
Ryder System Inc.	4.082%	4/2/26	1,125,000	1,124,753 (d)
Ryder System Inc.	4.098%	4/7/26	460,000	459,646 (d)
Ryder System Inc.	4.104%	4/8/26	395,000	394,652 (d)
Simon Property Group LP	4.095%	4/6/26	250,000	249,835 (d)
Sumitomo Mitsui Trust Bank Ltd.	4.030%	12/11/26	500,000	500,099 (d)
Targa Resources Corp.	4.078%	4/1/26	1,605,000	1,604,824 (d)
UDR Inc.	4.078%	4/1/26	305,000	304,967 (d)
WEC Energy Group Inc.	4.077%	4/1/26	293,000	292,968 (d)
WEC Energy Group Inc.	4.098%	4/7/26	525,000	524,596 (d)

Total Commercial Paper (Cost — $44,965,259)				44,959,205
Certificates of Deposit — 0.9%
Banco Bilbao Vizcaya Argentaria SA	4.240%	3/23/27	460,000	460,577
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

 Franklin Ultra Short Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Intesa Sanpaolo SpA	4.400%	8/19/26	$610,000	$610,468
Intesa Sanpaolo SpA	4.050%	1/14/27	680,000	678,439
Royal Bank of Canada	4.030%	3/12/27	250,000	249,802

Total Certificates of Deposit (Cost — $2,000,043)				1,999,286
			Shares
Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $3,409)	3.536%		3,409	3,409 (e)(f)(g)

Total Short-Term Investments (Cost — $46,968,711)				46,961,900
Total Investments — 99.5% (Cost — $231,275,848)				231,226,291
Other Assets in Excess of Liabilities — 0.5%				1,272,039
Total Net Assets — 100.0%				$232,498,330

††	Represents less than 0.1%.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)	Rate shown represents yield-to-maturity.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $3,409 and the cost was $3,409 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Assets and Liabilities
March 31, 2026

	Franklin Disruptive Commerce ETF	Franklin Dividend Growth ETF	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $6,143,034, $4,894,891, $1,866,592,705 and $2,965,391, respectively)	$6,223,810	$4,799,285	$1,870,845,375	$3,023,696
Investments in affiliated securities, at value (Cost — $0, $128,493, $0 and $129,820, respectively)	—	128,493	—	129,820
Foreign currency, at value (Cost — $228, $0, $0 and $8,603, respectively)	227	—	—	7,978
Cash	215,743	—	45,746	—
Interest and dividends receivable from unaffiliated investments	573	2,408	23,694,593	6
Receivable for Fund shares sold	—	—	22,288,324	—
Receivable for securities sold	—	—	89,726	—
Dividends receivable from affiliated investments	—	374	—	256
Total Assets	6,440,353	4,930,560	1,916,963,764	3,161,756
Liabilities:
Investment management fee payable	2,802	2,062	468,137	1,385
Payable for securities purchased	—	374	33,110,149	256
Total Liabilities	2,802	2,436	33,578,286	1,641
Total Net Assets	$6,437,551	$4,928,124	$1,883,385,478	$3,160,115
Net Assets:
Paid-in capital	$18,245,257	$5,009,951	$1,878,783,849	$4,518,151
Total distributable earnings (loss)	(11,807,706)	(81,827)	4,601,629	(1,358,036)
Total Net Assets	$6,437,551	$4,928,124	$1,883,385,478	$3,160,115
Shares Outstanding	200,000	200,000	76,050,000	150,000
Net Asset Value	$32.19	$24.64	$24.77	$21.07
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

March 31, 2026

	Franklin Focused Growth ETF	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $181,551,503, $17,198,362, $828,938,004 and $99,155,033, respectively)	$206,226,592	$20,799,445	$825,453,186	$110,489,230
Investments in affiliated securities, at value (Cost — $937,212, $0, $34,462,779 and $3,122,478, respectively)	937,212	—	34,462,779	3,122,478
Foreign currency, at value (Cost — $0, $632, $25 and $287, respectively)	—	632	25	286
Cash	—	656,507	—	—
Interest and dividends receivable from unaffiliated investments	33,255	894	15,472,111	181,535
Dividends receivable from affiliated investments	7,127	—	61,578	7,127
Receivable for securities sold	—	—	291,076	—
Total Assets	207,204,186	21,457,478	875,740,755	113,800,656
Liabilities:
Investment management fee payable	102,160	8,991	280,659	26,810
Payable for securities purchased	4,159	3	7,998,644	7,133
Distributions payable	—	—	—	612,500
Total Liabilities	106,319	8,994	8,279,303	646,443
Total Net Assets	$207,097,867	$21,448,484	$867,461,452	$113,154,213
Net Assets:
Paid-in capital	$203,717,456	$31,381,618	$880,651,592	$106,486,119
Total distributable earnings (loss)	3,380,411	(9,933,134)	(13,190,140)	6,668,094
Total Net Assets	$207,097,867	$21,448,484	$867,461,452	$113,154,213
Shares Outstanding	5,048,775	650,000	36,000,000	1,750,000
Net Asset Value	$41.02	$33.00	$24.10	$64.66
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Assets and Liabilities (cont’d)
March 31, 2026

	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $1,259,380,624, $56,294,463, $583,506,423 and $601,998,808, respectively)	$1,306,736,869	$74,936,177	$589,245,885	$582,825,232
Investments in affiliated securities, at value (Cost — $74,158,691, $0, $69,987,874 and $5,872,377, respectively)	74,158,691	—	69,987,874	5,872,377
Foreign currency, at value (Cost — $64,120, $22, $39,619,342 and $0, respectively)	62,867	22	39,513,795	—
Cash	41,406	71,314	8,540,000	—
Receivable for Fund shares sold	12,915,472	—	—	—
Interest and dividends receivable from unaffiliated investments	9,260,977	20,590	4,455,771	6,509,654
Dividends receivable from affiliated investments	194,203	—	144,527	16,790
Receivable for securities sold	—	—	—	714,834
Unrealized appreciation on forward foreign currency contracts	—	—	13,734,456	—
Total Assets	1,403,370,485	75,028,103	725,622,308	595,938,887
Liabilities:
Payable for securities purchased	25,853,254	—	144,564	4,942,864
Distributions payable	6,622,000	—	—	—
Investment management fee payable	420,350	30,896	142,131	176,747
Deposits from brokers for OTC derivatives	—	—	8,540,000	—
Due to custodian	—	—	—	100
Unrealized depreciation on forward foreign currency contracts	—	—	602,026	—
Total Liabilities	32,895,604	30,896	9,428,721	5,119,711
Total Net Assets	$1,370,474,881	$74,997,207	$716,193,587	$590,819,176
Net Assets:
Paid-in capital	$1,330,841,187	$59,142,567	$753,309,319	$682,445,528
Total distributable earnings (loss)	39,633,694	15,854,640	(37,115,732)	(91,626,352)
Total Net Assets	$1,370,474,881	$74,997,207	$716,193,587	$590,819,176
Shares Outstanding	47,750,000	850,000	35,500,000	27,600,000
Net Asset Value	$28.70	$88.23	$20.17	$21.41
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

March 31, 2026

	Franklin Multisector Income ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF‡
Assets:
Investments in unaffiliated securities, at value (Cost — $17,021,092, $85,504,747, $781,477,395 and $403,972,564, respectively)	$16,940,392	$84,949,848	$738,812,153	$437,424,012
Investments in affiliated securities, at value (Cost — $606,423, $0, $49,202,387 and $185,378,756, respectively)	606,423	—	49,242,923	185,378,756
Foreign currency, at value (Cost — $0, $0, $0 and $279,427, respectively)	—	—	—	280,185
Cash	2,033	207,008	11,263,162	9,317,570
Receivable for sales of TBA securities	1,089,473	—	—	—
Interest and dividends receivable from unaffiliated investments	172,154	1,186,380	3,221,878	7,821,422
Deposits with brokers for centrally cleared swap contracts	110,845	—	—	—
Deposits with brokers for open futures contracts	13,750	—	—	32,695,398
Dividends receivable from affiliated investments	1,867	—	120,725	558,053
Receivable from brokers — net variation margin on centrally cleared swap contracts	1,368	—	—	—
OTC swaps, at value (premiums received — $0, 0, 0 and 0, respectively)	—	—	—	35,791
Principal paydown receivable	—	—	7,797	—
Receivable for Fund shares sold	—	1,182,465	—	27,165,708
Receivable for securities sold	—	—	14,613,316	—
Receivable from brokers — net variation margin on open futures contracts	—	—	—	2,100,436
Unrealized appreciation on forward foreign currency contracts	—	—	—	8,552,248
Restricted cash for OTC derivatives (Note 1(s))	—	—	—	2,931,278
Total Assets	18,938,305	87,525,701	817,281,954	714,260,857
Liabilities:
Payable for purchases of TBA securities	3,504,788	—	—	—
Investments sold short, at value (proceeds received — $328,530,0,0 and 0, respectively)	325,499	—	—	—
Payable for securities purchased	20,985	—	14,369,490	557,913
OTC swaps, at value (paid — $5,589, $0, $0 and $0, respectively)	11,253	—	—	—
Investment management fee payable	4,935	22,826	301,836	224,784
Payable to brokers — net variation margin on open futures contracts	1,547	—	—	—
Payable for open OTC swap contracts	1,288	—	—	—
Payable for Fund shares repurchased	—	1,182,465	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	3,055,546
Accrued expenses	550	—	—	—
Total Liabilities	3,870,845	1,205,291	14,671,326	3,838,243
Total Net Assets	$15,067,460	$86,320,410	$802,610,628	$710,422,614
Net Assets:
Paid-in capital	$15,047,644	$99,657,012	$871,501,343	$656,664,785
Total distributable earnings (loss)	19,816	(13,336,602)	(68,890,715)	53,757,829
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Assets and Liabilities (cont’d)
March 31, 2026
	Franklin Multisector Income ETF	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF‡
Total Net Assets	$15,067,460	$86,320,410	$802,610,628	$710,422,614
Shares Outstanding	600,000	3,650,000	34,900,000	26,150,000
Net Asset Value	$25.11	$23.65	$23.00	$27.17

‡	Consolidated Financial Statements (Note 12).
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

March 31, 2026

	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $2,958,700,473, $994,581,542 and $231,272,439, respectively)	$2,898,448,252	$990,372,428	$231,222,882
Investments in affiliated securities, at value (Cost — $54,330,305, $6,778,710 and $3,409, respectively)	54,330,305	6,778,710	3,409
Cash	185	—	2,054
Receivable for sales of TBA securities	52,321,734	—	—
Interest and dividends receivable from unaffiliated investments	18,921,320	8,814,486	1,613,966
Receivable for Fund shares sold	6,447,131	—	—
Deposits with brokers for open futures contracts	2,497,875	—	—
Receivable for securities sold	2,005,474	7,060,116	331,814
Dividends receivable from affiliated investments	145,579	65,294	2,812
Receivable from brokers — net variation margin on open futures contracts	139,671	—	—
Total Assets	3,035,257,526	1,013,091,034	233,176,937
Liabilities:
Payable for purchases of TBA securities	136,450,172	—	—
Payable for securities purchased	15,508,309	65,268	650,250
Investment management fee payable	361,821	76,312	28,357
Payable for Fund shares repurchased	—	6,126,714	—
Total Liabilities	152,320,302	6,268,294	678,607
Total Net Assets	$2,882,937,224	$1,006,822,740	$232,498,330
Net Assets:
Paid-in capital	$3,131,381,652	$1,091,217,973	$231,824,297
Total distributable earnings (loss)	(248,444,428)	(84,395,233)	674,033
Total Net Assets	$2,882,937,224	$1,006,822,740	$232,498,330
Shares Outstanding	134,150,000	49,300,000	9,300,000
Net Asset Value	$21.49	$20.42	$25.00
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Operations
For the Year Ended March 31, 2026

	Franklin Disruptive Commerce ETF	Franklin Dividend Growth ETF†	Franklin Dynamic Municipal Bond ETF	Franklin Exponential Data ETF
Investment Income:
Dividends from unaffiliated investments	$18,835	$41,244	—	$9,895
Dividends from affiliated investments	—	1,959	—	2,787
Interest	—	—	$47,657,484	—
Less: Foreign taxes withheld	(285)	(69)	—	(86)
Total Investment Income	18,550	43,134	47,657,484	12,596
Expenses:
Investment management fee (Note 2)	39,886	14,789	3,244,997	20,272
Total Expenses	39,886	14,789	3,244,997	20,272
Less: Fee waivers and/or expense reimbursements (Note 2)	—	(78)	—	(227)
Net Expenses	39,886	14,711	3,244,997	20,045
Net Investment Income (Loss)	(21,336)	28,423	44,412,487	(7,449)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(392,484)	11,612	(757,241)	275,850
Foreign currency transactions	193	—	—	(36)
Net Realized Gain (Loss)	(392,291)	11,612	(757,241)	275,814
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(101,365)	(95,606)	5,904,460	(269,190)
Foreign currencies	(1)	—	—	(626)
Change in Net Unrealized Appreciation (Depreciation)	(101,366)	(95,606)	5,904,460	(269,816)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(493,657)	(83,994)	5,147,219	5,998
Increase (Decrease) in Net Assets From Operations	$(514,993)	$(55,571)	$49,559,706	$(1,451)

†	For the period August 28, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

For the Year Ended March 31, 2026

	Franklin Focused Growth ETF	Franklin Genomic Advancements ETF	Franklin High Yield Corporate ETF	Franklin Income Equity Focus ETF
Investment Income:
Dividends from unaffiliated investments	$536,213	$44,574	$1,375	$2,354,205
Dividends from affiliated investments	34,392	—	304,702	35,900
Interest	—	—	45,558,061	—
Less: Foreign taxes withheld	(18,559)	(1,326)	—	(21,768)
Total Investment Income	552,046	43,248	45,864,138	2,368,337
Expenses:
Investment management fee (Note 2)	974,372	85,277	2,699,202	291,812
Total Expenses	974,372	85,277	2,699,202	291,812
Less: Fee waivers and/or expense reimbursements (Note 2)	(3,714)	—	(13,461)	(1,609)
Net Expenses	970,658	85,277	2,685,741	290,203
Net Investment Income (Loss)	(418,612)	(42,029)	43,178,397	2,078,134
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	394,608	(1,916,998)	(371,631)	9,138,290
Foreign currency transactions	9,392	2,070	1,147	1,470
Net Realized Gain (Loss)	404,000	(1,914,928)	(370,484)	9,139,760
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	9,463,122	4,916,625	4,726,150	8,778,761
Foreign currencies	(152)	(31)	—	(186)
Change in Net Unrealized Appreciation (Depreciation)	9,462,970	4,916,594	4,726,150	8,778,575
Net Gain on Investments and Foreign Currency Transactions	9,866,970	3,001,666	4,355,666	17,918,335
Increase in Net Assets From Operations	$9,448,358	$2,959,637	$47,534,063	$19,996,469
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Operations (cont’d)
For the Year Ended March 31, 2026

	Franklin Income Focus ETF	Franklin Intelligent Machines ETF	Franklin International Aggregate Bond ETF	Franklin Investment Grade Corporate ETF
Investment Income:
Dividends from unaffiliated investments	$12,003,673	$171,774	$31,205	—
Dividends from affiliated investments	888,206	—	712,364	$71,908
Interest	18,761,711	—	17,525,863	25,125,153
Less: Foreign taxes withheld	(104,788)	(11,248)	(31,205)	—
Total Investment Income	31,548,802	160,526	18,238,227	25,197,061
Expenses:
Investment management fee (Note 2)	3,422,967	246,412	1,695,157	2,046,137
Total Expenses	3,422,967	246,412	1,695,157	2,046,137
Less: Fee waivers and/or expense reimbursements (Note 2)	(54,875)	—	(31,088)	(3,180)
Net Expenses	3,368,092	246,412	1,664,069	2,042,957
Net Investment Income (Loss)	28,180,710	(85,886)	16,574,158	23,154,104
Realized and Unrealized Gain (Loss) on Investments, Written Options, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	53,012,668	(829,779)	(10,398,717)	(1,911,375)
Written options	151,803	—	—	—
Forward foreign currency contracts	—	—	(37,965,161)	—
Foreign currency transactions	(30,918)	6,118	1,707,265	—
Net Realized Gain (Loss)	53,133,553	(823,661)	(46,656,613)	(1,911,375)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	34,341,480	15,326,622	20,418,671	5,945,080
Forward foreign currency contracts	—	—	27,981,926	—
Foreign currencies	(3,045)	2	(1,417,682)	—
Change in Net Unrealized Appreciation (Depreciation)	34,338,435	15,326,624	46,982,915	5,945,080
Net Gain on Investments, Written Options, Forward Foreign Currency Contracts and Foreign Currency Transactions	87,471,988	14,502,963	326,302	4,033,705
Increase in Net Assets From Operations	$115,652,698	$14,417,077	$16,900,460	$27,187,809
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

For the Year Ended March 31, 2026

	Franklin Multisector Income ETF †	Franklin Municipal Green Bond ETF	Franklin Senior Loan ETF	Franklin Systematic Style Premia ETF‡
Investment Income:
Dividends from unaffiliated investments	—	—	$1,321,509	$8,591,513
Dividends from affiliated investments	$10,538	—	1,899,143	2,255,807
Interest	423,844	$3,027,811	77,038,548	—
Less: Foreign taxes withheld	—	—	—	(237,673)
Total Investment Income	434,382	$3,027,811	80,259,200	10,609,647
Expenses:
Investment management fee (Note 2)	35,176	279,591	4,717,784	3,053,905
Custody fees	—	—	—	616
Transfer agent fees	—	—	—	1,696
Total Expenses	35,176	279,591	4,717,784	3,056,217
Less: Fee waivers and/or expense reimbursements (Note 2)	(424)	—	(177,510)	(945,052)
Net Expenses	34,752	279,591	4,540,274	2,111,165
Net Investment Income	399,630	2,748,220	75,718,926	8,498,482
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in affiliated securities	—	—	(15,000)	—
Investment transactions in unaffiliated securities	27,012	(96,472)	(20,127,755)	14,942,591
Futures contracts	(11,825)	—	—	30,364,024
Swap contracts	(52,435)	—	—	(9,169,681)
Forward foreign currency contracts	—	—	—	(1,660,607)
Foreign currency transactions	75	—	—	(744,558)
Net Realized Gain (Loss)	(37,173)	(96,472)	(20,142,755)	33,731,769
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(80,700)	1,550,481	(26,488,740)	16,276,059
Investments in affiliated securities	—	—	95,750	—
Futures contracts	17,178	—	—	(5,115,101)
Securities sold short	3,031	—	—	—
Swap contracts	49,913	—	—	35,790
Forward foreign currency contracts	—	—	—	4,788,963
Foreign currencies	(905)	—	—	10,268
Change in Net Unrealized Appreciation (Depreciation)	(11,483)	1,550,481	(26,392,990)	15,995,979
Net Gain (Loss) on Investments, Futures Contracts, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(48,656)	1,454,009	(46,535,745)	49,727,748
Increase in Net Assets From Operations	$350,974	$4,202,229	$29,183,181	$58,226,230

†	For the period August 26, 2025 (inception date) to March 31, 2026.
‡	Consolidated Financial Statements (Note 12).
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Operations (cont’d)
For the Year Ended March 31, 2026

	Franklin U.S. Core Bond ETF	Franklin U.S. Treasury Bond ETF	Franklin Ultra Short Bond ETF
Investment Income:
Dividends from affiliated investments	$1,319,096	$514,033	$24,422
Interest	115,727,552	43,847,149	7,548,526
Total Investment Income	117,046,648	44,361,182	7,572,948
Expenses:
Investment management fee (Note 2)	4,055,990	940,909	246,173
Total Expenses	4,055,990	940,909	246,173
Less: Fee waivers and/or expense reimbursements (Note 2)	(55,904)	(13,407)	(1,234)
Net Expenses	4,000,086	927,502	244,939
Net Investment Income	113,046,562	43,433,680	7,328,009
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(16,613,993)	577,070	20,134
Futures contracts	127,438	—	—
Swap contracts	(145,346)	—	—
Net Realized Gain (Loss)	(16,631,901)	577,070	20,134
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	21,407,074	(7,049,612)	(197,592)
Futures contracts	(2,878,408)	—	—
Swap contracts	30,880	—	—
Change in Net Unrealized Appreciation (Depreciation)	18,559,546	(7,049,612)	(197,592)
Net Gain (Loss) on Investments, Futures Contracts and Swap Contracts	1,927,645	(6,472,542)	(177,458)
Increase in Net Assets From Operations	$114,974,207	$36,961,138	$7,150,551
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets
Franklin Disruptive Commerce ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment loss	$(21,336)	$(18,757)
Net realized gain (loss)	(392,291)	2,227,121
Change in net unrealized appreciation (depreciation)	(101,366)	(1,451,976)
Increase (Decrease) in Net Assets From Operations	(514,993)	756,388
Distributions to Shareholders From (Note 1) :
Total distributable earnings	—	(11,522)
Decrease in Net Assets From Distributions to Shareholders	—	(11,522)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 150,000 shares issued, respectively)	—	5,771,679
Cost of shares repurchased (100,000 and 200,000 shares repurchased, respectively)	(3,325,095)	(7,540,643)
Decrease in Net Assets From Fund Share Transactions	(3,325,095)	(1,768,964)
Decrease in Net Assets	(3,840,088)	(1,024,098)
Net Assets:
Beginning of year	10,277,639	11,301,737
End of year	$6,437,551	$10,277,639
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Dividend Growth ETF

For the Period Ended March 31, 2026†	2026
Operations:
Net investment income	$28,423
Net realized gain	11,612
Change in net unrealized appreciation (depreciation)	(95,606)
Decrease in Net Assets From Operations	(55,571)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(26,256)
Decrease in Net Assets From Distributions to Shareholders	(26,256)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,001 shares issued)	5,009,976
Cost of shares repurchased (1 shares repurchased)	(25)
Increase in Net Assets From Fund Share Transactions	5,009,951
Increase in Net Assets	4,928,124
Net Assets:
Beginning of period	—
End of period	$4,928,124

†	For the period August 28, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Dynamic Municipal Bond ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$44,412,487	$14,526,527
Net realized gain (loss)	(757,241)	12,441
Change in net unrealized appreciation (depreciation)	5,904,460	(4,874,374)
Increase in Net Assets From Operations	49,559,706	9,664,594
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(39,860,213)	(13,040,439)
Decrease in Net Assets From Distributions to Shareholders	(39,860,213)	(13,040,439)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (53,600,000 and 17,300,000 shares issued, respectively)	1,326,135,764	424,978,353
Cost of shares repurchased (2,600,000 and 300,000 shares repurchased, respectively)	(63,339,142)	(7,306,344)
Increase in Net Assets From Fund Share Transactions	1,262,796,622	417,672,009
Increase in Net Assets	1,272,496,115	414,296,164
Net Assets:
Beginning of year	610,889,363	196,593,199
End of year	$1,883,385,478	$610,889,363
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Exponential Data ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment loss	$(7,449)	$(2,700)
Net realized gain	275,814	887,936
Change in net unrealized appreciation (depreciation)	(269,816)	(751,496)
Increase (Decrease) in Net Assets From Operations	(1,451)	133,740
Distributions to Shareholders From (Note 1) :
Total distributable earnings	—	(6,435)
Decrease in Net Assets From Distributions to Shareholders	—	(6,435)
Fund Share Transactions (Note 5):
Cost of shares repurchased (50,000 and 100,000 shares repurchased, respectively)	(1,320,226)	(2,459,548)
Decrease in Net Assets From Fund Share Transactions	(1,320,226)	(2,459,548)
Decrease in Net Assets	(1,321,677)	(2,332,243)
Net Assets:
Beginning of year	4,481,792	6,814,035
End of year	$3,160,115	$4,481,792
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Focused Growth ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment loss	$(418,612)	$(152,766)
Net realized gain	404,000	16,085,264
Change in net unrealized appreciation (depreciation)	9,462,970	(14,378,028)
Increase in Net Assets From Operations	9,448,358	1,554,470
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,400,326 and 1,950,000 shares issued, respectively)	108,607,816	71,697,338
Cost of shares repurchased (450,000 and 850,000 shares repurchased, respectively)	(19,145,690)	(32,849,891)
Increase in Net Assets From Fund Share Transactions	89,462,126	38,847,447
Increase in Net Assets	98,910,484	40,401,917
Net Assets:
Beginning of year	108,187,383	67,785,466
End of year	$207,097,867	$108,187,383
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Genomic Advancements ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment loss	$(42,029)	$(20,119)
Net realized loss	(1,914,928)	(1,714,783)
Change in net unrealized appreciation (depreciation)	4,916,594	(435,421)
Increase (Decrease) in Net Assets From Operations	2,959,637	(2,170,323)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(86,004)	—
Decrease in Net Assets From Distributions to Shareholders	(86,004)	—
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (250,000 and 400,000 shares issued, respectively)	7,787,740	4,665,875
Cost of shares repurchased (0 and 50,000 shares repurchased, respectively)	—	(1,533,973)
Increase in Net Assets From Fund Share Transactions	7,787,740	3,131,902
Increase in Net Assets	10,661,373	961,579
Net Assets:
Beginning of year	10,787,111	9,825,532
End of year	$21,448,484	$10,787,111
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin High Yield Corporate ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$43,178,397	$30,315,287
Net realized loss	(370,484)	(431,261)
Change in net unrealized appreciation (depreciation)	4,726,150	(3,847,921)
Increase in Net Assets From Operations	47,534,063	26,036,105
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(43,791,114)	(28,955,352)
Decrease in Net Assets From Distributions to Shareholders	(43,791,114)	(28,955,352)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (14,700,000 and 15,400,000 shares issued, respectively)	356,661,871	371,149,467
Cost of shares repurchased (4,500,000 and 950,000 shares repurchased, respectively)	(107,495,861)	(22,874,174)
Increase in Net Assets From Fund Share Transactions	249,166,010	348,275,293
Increase in Net Assets	252,908,959	345,356,046
Net Assets:
Beginning of year	614,552,493	269,196,447
End of year	$867,461,452	$614,552,493
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Income Equity Focus ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$2,078,134	$2,032,644
Net realized gain	9,139,760	21,412,534
Change in net unrealized appreciation (depreciation)	8,778,575	(16,646,358)
Increase in Net Assets From Operations	19,996,469	6,798,820
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(5,280,856)	(4,064,715)
Decrease in Net Assets From Distributions to Shareholders	(5,280,856)	(4,064,715)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (500,000 and 1,250,000 shares issued, respectively)	30,309,500	68,829,467
Cost of shares repurchased (400,000 and 1,800,000 shares repurchased, respectively)	(24,703,496)	(98,945,173)
Increase (Decrease) in Net Assets From Fund Share Transactions	5,606,004	(30,115,706)
Increase (Decrease) in Net Assets	20,321,617	(27,381,601)
Net Assets:
Beginning of year	92,832,596	120,214,197
End of year	$113,154,213	$92,832,596
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Income Focus ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$28,180,710	$14,154,470
Net realized gain	53,133,553	2,159,413
Change in net unrealized appreciation (depreciation)	34,338,435	8,069,612
Increase in Net Assets From Operations	115,652,698	24,383,495
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(49,297,373)	(18,595,992)
Decrease in Net Assets From Distributions to Shareholders	(49,297,373)	(18,595,992)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (32,900,000 and 14,300,000 shares issued, respectively)	921,117,020	378,622,024
Cost of shares repurchased (6,250,000 and 0 shares repurchased, respectively)	(178,440,417)	—
Increase in Net Assets From Fund Share Transactions	742,676,603	378,622,024
Increase in Net Assets	809,031,928	384,409,527
Net Assets:
Beginning of year	561,442,953	177,033,426
End of year	$1,370,474,881	$561,442,953
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Intelligent Machines ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment loss	$(85,886)	$(33,077)
Net realized loss	(823,661)	(204,394)
Change in net unrealized appreciation (depreciation)	15,326,624	(815,073)
Increase (Decrease) in Net Assets From Operations	14,417,077	(1,052,544)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (400,000 and 100,000 shares issued, respectively)	35,053,878	6,160,137
Increase in Net Assets From Fund Share Transactions	35,053,878	6,160,137
Increase in Net Assets	49,470,955	5,107,593
Net Assets:
Beginning of year	25,526,252	20,418,659
End of year	$74,997,207	$25,526,252
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin International Aggregate Bond ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$16,574,158	$13,253,759
Net realized gain (loss)	(46,656,613)	25,257,708
Change in net unrealized appreciation (depreciation)	46,982,915	(22,050,037)
Increase in Net Assets From Operations	16,900,460	16,461,430
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(17,159,938)	(17,714,764)
Decrease in Net Assets From Distributions to Shareholders	(17,159,938)	(17,714,764)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (9,150,000 and 6,750,000 shares issued, respectively)	186,438,463	137,278,103
Cost of shares repurchased (4,650,000 and 0 shares repurchased, respectively)	(95,477,693)	—
Increase in Net Assets From Fund Share Transactions	90,960,770	137,278,103
Increase in Net Assets	90,701,292	136,024,769
Net Assets:
Beginning of year	625,492,295	489,467,526
End of year	$716,193,587	$625,492,295
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Investment Grade Corporate ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$23,154,104	$20,253,607
Net realized loss	(1,911,375)	(13,576,724)
Change in net unrealized appreciation (depreciation)	5,945,080	11,318,581
Increase in Net Assets From Operations	27,187,809	17,995,464
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(26,620,614)	(20,452,540)
Decrease in Net Assets From Distributions to Shareholders	(26,620,614)	(20,452,540)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (6,100,000 and 14,400,000 shares issued, respectively)	130,873,617	313,064,908
Cost of shares repurchased (4,850,000 and 5,100,000 shares repurchased, respectively)	(105,460,457)	(109,921,043)
Increase in Net Assets From Fund Share Transactions	25,413,160	203,143,865
Increase in Net Assets	25,980,355	200,686,789
Net Assets:
Beginning of year	564,838,821	364,152,032
End of year	$590,819,176	$564,838,821
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Multisector Income ETF

For the Period Ended March 31, 2026†	2026
Operations:
Net investment income	$399,630
Net realized loss	(37,173)
Change in net unrealized appreciation (depreciation)	(11,483)
Increase in Net Assets From Operations	350,974
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(331,158)
Decrease in Net Assets From Distributions to Shareholders	(331,158)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (600,001 shares issued)	15,047,669
Cost of shares repurchased (1 shares repurchased)	(25)
Increase in Net Assets From Fund Share Transactions	15,047,644
Increase in Net Assets	15,067,460
Net Assets:
Beginning of period	—
End of period	$15,067,460

†	For the period August 26, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Municipal Green Bond ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$2,748,220	$3,843,222
Net realized loss	(96,472)	(103,353)
Change in net unrealized appreciation (depreciation)	1,550,481	(2,048,233)
Increase in Net Assets From Operations	4,202,229	1,691,636
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(3,573,660)	(4,031,657)
Decrease in Net Assets From Distributions to Shareholders	(3,573,660)	(4,031,657)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,650,000 and 550,000 shares issued, respectively)	38,180,699	13,171,317
Cost of shares repurchased (2,200,000 and 1,050,000 shares repurchased, respectively)	(51,118,959)	(25,155,640)
Decrease in Net Assets From Fund Share Transactions	(12,938,260)	(11,984,323)
Decrease in Net Assets	(12,309,691)	(14,324,344)
Net Assets:
Beginning of year	98,630,101	112,954,445
End of year	$86,320,410	$98,630,101
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Senior Loan ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$75,718,926	$47,669,691
Net realized loss	(20,142,755)	(3,736,632)
Change in net unrealized appreciation (depreciation)	(26,392,990)	(14,504,638)
Increase in Net Assets From Operations	29,183,181	29,428,421
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(74,716,264)	(44,477,601)
Decrease in Net Assets From Distributions to Shareholders	(74,716,264)	(44,477,601)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (10,050,000 and 31,050,000 shares issued, respectively)	242,806,318	753,768,850
Cost of shares repurchased (19,650,000 and 0 shares repurchased, respectively)	(461,869,717)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	(219,063,399)	753,768,850
Increase (Decrease) in Net Assets	(264,596,482)	738,719,670
Net Assets:
Beginning of year	1,067,207,110	328,487,440
End of year	$802,610,628	$1,067,207,110
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Systematic Style Premia ETF‡

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$8,498,482	$5,028,031
Net realized gain	33,731,769	7,993,278
Change in net unrealized appreciation (depreciation)	15,995,979	(1,876,418)
Increase in Net Assets From Operations	58,226,230	11,144,891
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(14,584,940)	(3,594,570)
Decrease in Net Assets From Distributions to Shareholders	(14,584,940)	(3,594,570)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (13,800,000 and 5,100,000 shares issued, respectively)	364,070,583	122,215,366
Cost of shares repurchased (400,000 and 50,000 shares repurchased, respectively)	(10,036,732)	(1,172,113)
Increase in Net Assets From Fund Share Transactions	354,033,851	121,043,253
Increase in Net Assets	397,675,141	128,593,574
Net Assets:
Beginning of year	312,747,473	184,153,899
End of year	$710,422,614	$312,747,473

‡	Consolidated Financial Statements (Note 12).
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin U.S. Core Bond ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$113,046,562	$85,660,544
Net realized loss	(16,631,901)	(16,461,781)
Change in net unrealized appreciation (depreciation)	18,559,546	27,341,376
Increase in Net Assets From Operations	114,974,207	96,540,139
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(112,505,684)	(87,023,535)
Decrease in Net Assets From Distributions to Shareholders	(112,505,684)	(87,023,535)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (32,950,000 and 37,800,000 shares issued, respectively)	707,659,287	815,196,006
Cost of shares repurchased (11,750,000 and 8,150,000 shares repurchased, respectively)	(253,707,637)	(174,807,093)
Increase in Net Assets From Fund Share Transactions	453,951,650	640,388,913
Increase in Net Assets	456,420,173	649,905,517
Net Assets:
Beginning of year	2,426,517,051	1,776,611,534
End of year	$2,882,937,224	$2,426,517,051
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Treasury Bond ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$43,433,680	$34,564,385
Net realized gain (loss)	577,070	(10,468,912)
Change in net unrealized appreciation (depreciation)	(7,049,612)	12,433,193
Increase in Net Assets From Operations	36,961,138	36,528,666
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(42,189,546)	(33,558,135)
Decrease in Net Assets From Distributions to Shareholders	(42,189,546)	(33,558,135)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (10,650,000 and 16,950,000 shares issued, respectively)	217,637,922	348,038,141
Cost of shares repurchased (8,250,000 and 4,950,000 shares repurchased, respectively)	(169,955,719)	(101,744,209)
Increase in Net Assets From Fund Share Transactions	47,682,203	246,293,932
Increase in Net Assets	42,453,795	249,264,463
Net Assets:
Beginning of year	964,368,945	715,104,482
End of year	$1,006,822,740	$964,368,945
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Ultra Short Bond ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$7,328,009	$1,282,508
Net realized gain	20,134	11,651
Change in net unrealized appreciation (depreciation)	(197,592)	141,220
Increase in Net Assets From Operations	7,150,551	1,435,379
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(6,998,438)	(887,716)
Decrease in Net Assets From Distributions to Shareholders	(6,998,438)	(887,716)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (6,300,000 and 3,950,000 shares issued, respectively)	157,363,046	98,227,243
Cost of shares repurchased (1,050,000 and 50,000 shares repurchased, respectively)	(26,278,248)	(1,246,251)
Increase in Net Assets From Fund Share Transactions	131,084,798	96,980,992
Increase in Net Assets	131,236,911	97,528,655
Net Assets:
Beginning of year	101,261,419	3,732,764
End of year	$232,498,330	$101,261,419
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights
Franklin Disruptive Commerce ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$34.26	$32.29	$24.05	$30.97	$49.21
Income (loss) from operations:
Net investment income (loss)	(0.10)	(0.06)	0.03	0.02	(0.19)
Net realized and unrealized gain (loss)	(1.97)	2.06	8.21	(6.94)	(17.73)
Total income (loss) from operations	(2.07)	2.00	8.24	(6.92)	(17.92)
Less distributions from:
Net investment income	—	(0.03)	—	—	—
Net realized gains	—	—	—	—	(0.32)
Total distributions	—	(0.03)	—	—	(0.32)
Net asset value, end of year	$32.19	$34.26	$32.29	$24.05	$30.97
Total return, based on NAV[2]	(6.04)%	6.17%	34.26%	(22.34)%	(36.59)%
Net assets, end of year (000s)	$6,438	$10,278	$11,302	$9,619	$18,584
Ratios to average net assets:
Gross expenses	0.50%	0.50%	0.50%	0.50%	0.62%
Net expenses	0.50	0.50	0.50	0.50	0.50
Net investment income (loss)	(0.27)	(0.16)	0.11	0.07	(0.40)
Portfolio turnover rate[3]	34%	38%	13%	47%	90%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Dividend Growth ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
2026[1,2]
Net asset value, beginning of period	$25.00
Income (loss) from operations:
Net investment income	0.14
Net realized and unrealized loss	(0.37)
Total loss from operations	(0.23)
Less distributions from:
Net investment income	(0.13)
Total distributions	(0.13)
Net asset value, end of period	$24.64
Total return, based on NAV[3]	(0.93)%
Net assets, end of period (000s)	$4,928
Ratios to average net assets:
Gross expenses[4]	0.49%
Net expenses[4,5,6]	0.49
Net investment income[4]	0.94
Portfolio turnover rate[7]	10%

[1]	For the period August 28, 2025 (inception date) to March 31, 2026.
[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin Dynamic Municipal Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$24.39	$24.42	$23.88	$24.81	$26.32
Income (loss) from operations:
Net investment income	1.01	1.03	0.97	0.74	0.61
Net realized and unrealized gain (loss)	0.34	(0.08)	0.50	(0.96)	(1.56)
Total income (loss) from operations	1.35	0.95	1.47	(0.22)	(0.95)
Less distributions from:
Net investment income	(0.97)	(0.98)	(0.93)	(0.71)	(0.56)
Total distributions	(0.97)	(0.98)	(0.93)	(0.71)	(0.56)
Net asset value, end of year	$24.77	$24.39	$24.42	$23.88	$24.81
Total return, based on NAV[2]	5.63%	3.97%	6.37%	(0.82)%	(3.70)%
Net assets, end of year (000s)	$1,883,385	$610,889	$196,593	$101,497	$76,908
Ratios to average net assets:
Gross expenses	0.30%	0.30%	0.30%	0.57%	0.75%
Net expenses	0.30	0.30	0.30	0.30	0.30
Net investment income	4.11	4.22	4.07	3.12	2.32
Portfolio turnover rate[3]	34%	50%	83%	64%	28%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Exponential Data ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$22.41	$22.71	$16.86	$22.78	$23.34
Income (loss) from operations:
Net investment income (loss)	(0.05)	(0.01)	0.03	(0.01)	(0.05)
Net realized and unrealized gain (loss)	(1.29)	(0.26)	5.82	(5.91)	(0.51)
Total income (loss) from operations	(1.34)	(0.27)	5.85	(5.92)	(0.56)
Less distributions from:
Net investment income	—	(0.03)	—	—	—
Total distributions	—	(0.03)	—	—	—
Net asset value, end of year	$21.07	$22.41	$22.71	$16.86	$22.78
Total return, based on NAV[2]	(5.98)%	(1.20)%	34.70%	(25.99)%	(2.40)%
Net assets, end of year (000s)	$3,160	$4,482	$6,814	$3,372	$3,417
Ratios to average net assets:
Gross expenses	0.50%	0.50%	0.50%	0.50%	1.73%
Net expenses	0.49 [3,4]	0.50 [3,4]	0.49	0.50 [3,4]	0.38
Net investment income (loss)	(0.18)	(0.05)	0.16	(0.07)	(0.20)
Portfolio turnover rate	31%	28%[5]	7%[5]	21%[5]	50%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin Focused Growth ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1,2,3]	2023[1,4]	2022[1,4]	2021[1,4]
Net asset value, beginning of year	$34.92	$33.92	$24.99	$19.43	$31.75	$25.10
Income (loss) from operations:
Net investment income (loss)	(0.10)	(0.05)	0.02	(0.04)	(0.13)	(0.16)
Net realized and unrealized gain (loss)	6.20	1.05	8.91	5.60	(12.01)	7.02
Total income (loss) from operations	6.10	1.00	8.93	5.56	(12.14)	6.86
Less distributions from:
Net realized gains	—	—	—	—	(0.18)	(0.21)
Total distributions	—	—	—	—	(0.18)	(0.21)
Net asset value, end of year	$41.02	$34.92	$33.92	$24.99	$19.43	$31.75
Total return, based on NAV[5]	17.50%	2.95%	35.73%	28.55%	(38.44)%	27.47%
Net assets, end of year (000s)	$207,098	$108,187	$67,785	$14,135	$9,519	$25,041
Ratios to average net assets:
Gross expenses	0.55%	0.55%	0.63%	1.11%	1.12%	1.12%
Net expenses	0.55 [6,7]	0.55 [6,7]	0.61	0.85 [6]	0.85 [6]	0.85 [6]
Net investment income (loss)	(0.24)	(0.14)	0.14	(0.18)	(0.47)	(0.53)
Portfolio turnover rate	37%[8]	30%[8]	10%[8]	27%	40%	23%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Effective after the market close on November 3, 2023, the Fund’s predecessor mutual fund, Franklin Focused Growth Fund, reorganized into this Fund (the
“Reorganization”). See Note 1 in the Notes to Financial Statements for additional information about the Reorganization.

[3]	For the period October 1, 2023 through March 31, 2024.
[4]	For the year ended September 30.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Genomic Advancements ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$26.97	$32.75	$30.40	$37.00	$43.26
Income (loss) from operations:
Net investment loss	(0.08)	(0.06)	(0.05)	(0.05)	(0.15)
Net realized and unrealized gain (loss)	6.25	(5.72)	2.40	(6.55)	(5.99)
Total income (loss) from operations	6.17	(5.78)	2.35	(6.60)	(6.14)
Less distributions from:
Net investment income	(0.14)	—	—	—	(0.12)
Total distributions	(0.14)	—	—	—	(0.12)
Net asset value, end of year	$33.00	$26.97	$32.75	$30.40	$37.00
Total return, based on NAV[2]	22.84%	(17.67)%	7.76%	(17.84)%	(14.26)%
Net assets, end of year (000s)	$21,448	$10,787	$9,826	$10,641	$14,799
Ratios to average net assets:
Gross expenses	0.50%	0.50%	0.50%	0.50%	0.66%
Net expenses	0.50	0.50	0.50	0.50	0.50
Net investment loss	(0.25)	(0.19)	(0.15)	(0.16)	(0.32)
Portfolio turnover rate[3]	29%	31%	18%	32%	60%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin High Yield Corporate ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$23.82	$23.72	$22.63	$24.76	$26.16
Income (loss) from operations:
Net investment income	1.55	1.56	1.46	1.25	1.20
Net realized and unrealized gain (loss)	0.32	0.09	1.17	(1.95)	(1.34)
Total income (loss) from operations	1.87	1.65	2.63	(0.70)	(0.14)
Less distributions from:
Net investment income	(1.59)	(1.55)	(1.54)	(1.36)	(1.18)
Net realized gains	—	—	—	(0.07)	(0.08)
Total distributions	(1.59)	(1.55)	(1.54)	(1.43)	(1.26)
Net asset value, end of year	$24.10	$23.82	$23.72	$22.63	$24.76
Total return, based on NAV[2]	8.05%	7.16%	12.13%	(2.68)%	(0.69)%
Net assets, end of year (millions)	$867	$615	$269	$208	$334
Ratios to average net assets:
Gross expenses	0.40%	0.40%	0.40%	0.40%	0.47%
Net expenses	0.40 [3,4]	0.40	0.40	0.40	0.40
Net investment income	6.40	6.50	6.39	5.51	4.62
Portfolio turnover rate[5]	36%	27%	30%	17%	44%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Income Equity Focus ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$56.26	$54.64	$47.16	$49.07	$43.69
Income (loss) from operations:
Net investment income	1.23	1.12	0.88	0.76	0.70
Net realized and unrealized gain (loss)	10.27	2.86	7.54	(1.89)	5.39
Total income (loss) from operations	11.50	3.98	8.42	(1.13)	6.09
Less distributions from:
Net investment income	(3.10)	(2.36)	(0.94)	(0.78)	(0.71)
Total distributions	(3.10)	(2.36)	(0.94)	(0.78)	(0.71)
Net asset value, end of year	$64.66	$56.26	$54.64	$47.16	$49.07
Total return, based on NAV[2]	21.01%	7.33%	18.04%	(2.22)%	13.98%
Net assets, end of year (000s)	$113,154	$92,833	$120,214	$155,613	$134,935
Ratios to average net assets:
Gross expenses	0.29%	0.29%	0.29%	0.29%	0.33%
Net expenses	0.29 [3,4]	0.29	0.29	0.29	0.29
Net investment income	2.07	2.00	1.78	1.66	1.47
Portfolio turnover rate[5]	69%	26%	24%	32%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin Income Focus ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1,2]
Net asset value, beginning of year	$26.61	$26.03	$25.00
Income from operations:
Net investment income	0.87	1.10	1.12
Net realized and unrealized gain	2.67	0.90	0.92
Total income from operations	3.54	2.00	2.04
Less distributions from:
Net investment income	(1.45)	(1.42)	(1.01)
Total distributions	(1.45)	(1.42)	(1.01)
Net asset value, end of year	$28.70	$26.61	$26.03
Total return, based on NAV[3]	13.65%	7.85%	8.40%
Net assets, end of year (millions)	$1,370	$561	$177
Ratios to average net assets:
Gross expenses	0.38%	0.38%	0.38%[4]
Net expenses	0.37 [5,6]	0.38 [5,6]	0.38 [4]
Net investment income	3.13	4.15	5.49 [4]
Portfolio turnover rate[7]	42%	68%	47%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period June 6, 2023 (inception date) through March 31, 2024.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Intelligent Machines ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$56.73	$58.34	$44.16	$46.30	$43.24
Income (loss) from operations:
Net investment income (loss)	(0.15)	(0.08)	(0.03)	0.00 [2]	(0.10)
Net realized and unrealized gain (loss)	31.65	(1.53)	14.21	(2.14)	3.25
Total income (loss) from operations	31.50	(1.61)	14.18	(2.14)	3.15
Less distributions from:
Net realized gains	—	—	—	—	(0.09)
Total distributions	—	—	—	—	(0.09)
Net asset value, end of year	$88.23	$56.73	$58.34	$44.16	$46.30
Total return, based on NAV[3]	55.55%	(2.78)%	32.13%	(4.62)%	7.27%
Net assets, end of year (000s)	$74,997	$25,526	$20,419	$8,832	$11,574
Ratios to average net assets:
Gross expenses	0.50%	0.50%	0.50%	0.50%	0.77%
Net expenses	0.50	0.50	0.50	0.50	0.50
Net investment income (loss)	(0.17)	(0.13)	(0.07)	0.00 [4]	(0.21)
Portfolio turnover rate[5]	33%	44%	11%	19%	36%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[4]	Amount represents less than 0.005% or greater than (0.005)%.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin International Aggregate Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$20.18	$20.18	$19.59	$23.65	$25.02
Income (loss) from operations:
Net investment income	0.50	0.47	0.47	0.19	0.05
Net realized and unrealized gain (loss)	0.02	0.13	0.31	(0.77)	(0.87)
Total income (loss) from operations	0.52	0.60	0.78	(0.58)	(0.82)
Less distributions from:
Net investment income	(0.53)	(0.60)	(0.19)	(3.48)	(0.42)
Net realized gains	—	—	—	—	(0.13)
Total distributions	(0.53)	(0.60)	(0.19)	(3.48)	(0.55)
Net asset value, end of year	$20.17	$20.18	$20.18	$19.59	$23.65
Total return, based on NAV[2]	2.58%	2.91%	4.04%	(2.38)%	(3.35)%
Net assets, end of year (millions)	$716	$625	$489	$276	$194
Ratios to average net assets:
Gross expenses	0.25%	0.25%	0.25%	0.25%	0.39%
Net expenses	0.25 [3,4]	0.25	0.25	0.25	0.25
Net investment income	2.44	2.31	2.40	0.86	0.21
Portfolio turnover rate	32%	19%[5]	26%[5]	31%[5]	24%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Investment Grade Corporate ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$21.44	$21.36	$21.44	$23.71	$25.47
Income (loss) from operations:
Net investment income	0.85	0.91	0.81	0.68	0.58
Net realized and unrealized gain (loss)	0.11	0.10	0.04	(2.22)	(1.63)
Total income (loss) from operations	0.96	1.01	0.85	(1.54)	(1.05)
Less distributions from:
Net investment income	(0.99)	(0.93)	(0.93)	(0.73)	(0.66)
Net realized gains	—	—	—	—	(0.05)
Total distributions	(0.99)	(0.93)	(0.93)	(0.73)	(0.71)
Net asset value, end of year	$21.41	$21.44	$21.36	$21.44	$23.71
Total return, based on NAV[2]	4.53%	4.85%	4.13%	(6.46)%	(4.30)%
Net assets, end of year (millions)	$591	$565	$364	$644	$982
Ratios to average net assets:
Gross expenses	0.35%	0.35%	0.35%	0.35%	0.42%
Net expenses	0.35 [3,4]	0.35	0.35	0.35	0.35
Net investment income	3.96	4.25	3.84	3.13	2.27
Portfolio turnover rate[5]	32%	47%	25%	28%	37%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin Multisector Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
2026[1,2]
Net asset value, beginning of period	$25.00
Income (loss) from operations:
Net investment income	0.67
Net realized and unrealized loss	(0.01)
Total income from operations	0.66
Less distributions from:
Net investment income	(0.55)
Total distributions	(0.55)
Net asset value, end of period	$25.11
Total return, based on NAV[3]	2.66%
Net assets, end of period (000s)	$15,067
Ratios to average net assets:
Gross expenses[4]	0.39%
Net expenses[4,5,6]	0.39
Net investment income[4]	4.43
Portfolio turnover rate	103%

[1]	For the period August 26, 2025 (inception date) to March 31, 2026.
[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Municipal Green Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$23.48	$24.03	$23.90	$24.99	$26.86
Income (loss) from operations:
Net investment income	0.69	0.86	0.81	0.61	0.36
Net realized and unrealized gain (loss)	0.37	(0.51)	0.18	(1.05)	(1.79)
Total income (loss) from operations	1.06	0.35	0.99	(0.44)	(1.43)
Less distributions from:
Net investment income	(0.89)	(0.90)	(0.86)	(0.65)	(0.44)
Total distributions	(0.89)	(0.90)	(0.86)	(0.65)	(0.44)
Net asset value, end of year	$23.65	$23.48	$24.03	$23.90	$24.99
Total return, based on NAV[2]	4.62%	1.45%	4.31%	(1.68)%	(5.44)%
Net assets, end of year (000s)	$86,320	$98,630	$112,954	$112,349	$104,939
Ratios to average net assets:
Gross expenses	0.30%	0.30%	0.30%	0.60%	0.66%
Net expenses	0.30	0.30	0.30	0.30	0.30
Net investment income	2.95	3.61	3.45	2.57	1.34
Portfolio turnover rate	24%	24%[3]	44%[3]	67%[3]	48%[3]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin Senior Loan ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$23.98	$24.42	$23.83	$24.70	$24.83
Income (loss) from operations:
Net investment income	1.72	1.84	2.12	1.49	0.91
Net realized and unrealized gain (loss)	(1.02)	(0.42)	0.56	(0.92)	(0.23)
Total income from operations	0.70	1.42	2.68	0.57	0.68
Less distributions from:
Net investment income	(1.68)	(1.86)	(2.09)	(1.44)	(0.81)
Total distributions	(1.68)	(1.86)	(2.09)	(1.44)	(0.81)
Net asset value, end of year	$23.00	$23.98	$24.42	$23.83	$24.70
Total return, based on NAV[2]	2.95%	6.01%	11.80%	2.53%	2.76%
Net assets, end of year (millions)	$803	$1,067	$328	$206	$293
Ratios to average net assets:
Gross expenses	0.45%	0.45%	0.45%	0.45%	0.58%
Net expenses	0.43 [3,4]	0.45 [3,4]	0.45	0.45	0.45 [3,4]
Net investment income	7.22	7.60	8.84	6.28	3.72
Portfolio turnover rate	37%	13%[5]	16%[5]	26%[5]	36%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin Systematic Style Premia ETF‡

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$24.53	$23.92	$21.45	$21.25	$19.55
Income from operations:
Net investment income	0.48	0.53	0.48	0.26	0.14
Net realized and unrealized gain	2.87	0.36	2.25	0.40	1.82
Total income from operations	3.35	0.89	2.73	0.66	1.96
Less distributions from:
Net investment income	(0.71)	(0.28)	(0.26)	(0.46)	(0.26)
Total distributions	(0.71)	(0.28)	(0.26)	(0.46)	(0.26)
Net asset value, end of year	$27.17	$24.53	$23.92	$21.45	$21.25
Total return, based on NAV[2]	13.73%	3.77%	12.83%	3.13%	10.09%
Net assets, end of year (000s)	$710,423	$312,747	$184,154	$91,146	$55,258
Ratios to average net assets:
Gross expenses	0.67%	0.67%	0.67%	0.69%	0.73%
Net expenses[3]	0.46 [4]	0.62	0.65	0.65	0.63
Net investment income	1.86	2.21	2.13	1.21	0.69
Portfolio turnover rate	68%	88%[5]	180%[5]	188%[5]	190%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
‡	Consolidated Financial Statements (Note 12).
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin U.S. Core Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$21.48	$21.33	$21.74	$23.43	$25.14
Income (loss) from operations:
Net investment income	0.90	0.85	0.76	0.55	0.45
Net realized and unrealized gain (loss)	0.01	0.19	(0.41)	(1.70)	(1.61)
Total income (loss) from operations	0.91	1.04	0.35	(1.15)	(1.16)
Less distributions from:
Net investment income	(0.90)	(0.89)	(0.76)	(0.54)	(0.50)
Net realized gains	—	—	—	—	(0.05)
Total distributions	(0.90)	(0.89)	(0.76)	(0.54)	(0.55)
Net asset value, end of year	$21.49	$21.48	$21.33	$21.74	$23.43
Total return, based on NAV[2]	4.33%	4.99%	1.69%	(4.88)%	(4.72)%
Net assets, end of year (millions)	$2,883	$2,427	$1,777	$1,512	$1,510
Ratios to average net assets:
Gross expenses	0.15%	0.15%	0.15%	0.15%	0.16%
Net expenses	0.15 [3,4]	0.15 [3,4]	0.15 [3,4]	0.14	0.15
Net investment income	4.18	4.01	3.60	2.51	1.80
Portfolio turnover rate	42%	35%[5]	38%[5]	69%[5]	70%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Franklin U.S. Treasury Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$20.56	$20.49	$21.23	$22.67	$23.83
Income (loss) from operations:
Net investment income	0.85	0.86	0.73	0.46	0.18
Net realized and unrealized gain (loss)	(0.16)	0.06	(0.74)	(1.36)	(0.96)
Total income (loss) from operations	0.69	0.92	(0.01)	(0.90)	(0.78)
Less distributions from:
Net investment income	(0.83)	(0.85)	(0.73)	(0.54)	(0.38)
Total distributions	(0.83)	(0.85)	(0.73)	(0.54)	(0.38)
Net asset value, end of year	$20.42	$20.56	$20.49	$21.23	$22.67
Total return, based on NAV[2]	3.41%	4.58%	0.01%	(3.95)%	(3.35)%
Net assets, end of year (millions)	$1,007	$964	$715	$429	$404
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.28%
Net expenses	0.09 [3,4]	0.09 [3,4]	0.09 [3,4]	0.08	0.09
Net investment income	4.15	4.21	3.58	2.16	0.77
Portfolio turnover rate	24%	134%[5]	92%[5]	148%[5]	14%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin Ultra Short Bond ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$25.00	$24.89	$24.58	$24.55	$24.88
Income (loss) from operations:
Net investment income	1.11	1.18	1.23	0.61	0.14
Net realized and unrealized gain (loss)	0.01 [2]	0.12	0.30	(0.12)	(0.33)
Total income (loss) from operations	1.12	1.30	1.53	0.49	(0.19)
Less distributions from:
Net investment income	(1.12)	(1.19)	(1.22)	(0.46)	(0.14)
Total distributions	(1.12)	(1.19)	(1.22)	(0.46)	(0.14)
Net asset value, end of year	$25.00	$25.00	$24.89	$24.58	$24.55
Total return, based on NAV[3]	4.59%	5.39%	6.41%	2.00%	(0.78)%
Net assets, end of year (000s)	$232,498	$101,261	$3,733	$2,458	$3,682
Ratios to average net assets:
Gross expenses	0.15%	0.15%	0.15%	0.15%	1.71%
Net expenses[4,5]	0.15	0.14	0.04	0.10	0.15
Net investment income	4.47	4.80	4.99	2.47	0.55
Portfolio turnover rate	34%	22%[6]	39%[6]	49%[6]	24%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain presented in the
Statement of Operations due to the timing of sales and repurchases of Fund shares.

[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Disruptive Commerce ETF (“Disruptive Commerce ETF”), Franklin Exponential Data ETF (“Exponential Data ETF”), Franklin Focused Growth ETF (“Focused Growth ETF”), Franklin Genomic Advancements ETF (“Genomic Advancements ETF”), Franklin Intelligent Machines ETF (“Intelligent Machines ETF”), and Franklin International Aggregate Bond ETF (“International Aggregate Bond ETF”) are separate non-diversified series of Franklin Templeton ETF Trust (the “Trust”). Franklin Dividend Growth ETF (“Dividend Growth ETF”), Franklin Dynamic Municipal Bond ETF (“Dynamic Municipal Bond ETF”), Franklin High Yield Corporate ETF (“High Yield Corporate ETF”), Franklin Income Equity Focus ETF (“Income Equity Focus ETF”), Franklin Income Focus ETF (“Income Focus ETF”), Franklin Investment Grade Corporate ETF (“Investment Grade Corporate ETF”), Franklin Multisector Income ETF (“Multisector Income ETF”), Franklin Municipal Green Bond ETF (“Municipal Green Bond ETF”), Franklin Senior Loan ETF (“Senior Loan ETF”), Franklin Systematic Style Premia ETF (“Systematic Style Premia ETF”), Franklin U.S. Core Bond ETF (“U.S. Core Bond ETF”), Franklin U.S. Treasury Bond ETF (“U.S. Treasury Bond ETF”) and Franklin Ultra Short Bond ETF (“Ultra Short Bond ETF”) are separate diversified series of the Trust. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Focused Growth ETF adopted the performance of the Franklin Focused Growth Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the fund (the Reorganization) that was effective after the market close on November 3, 2023. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to November 3, 2023 are those of the predecessor mutual fund.
Prior to the Focused Growth ETF’s listing on November 6, 2023, the net asset value (NAV) performance of the Advisor Class Shares of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Disruptive Commerce ETF, Exponential Data ETF, Focused Growth ETF, Genomic Advancements ETF, High Yield Corporate ETF, Intelligent Machines ETF, International Aggregate Bond ETF, and Senior Loan ETF are listed for trading on Cboe BZX Exchange, Inc. (Cboe), a national securities exchange. Shares of the Dividend Growth ETF, Dynamic Municipal Bond ETF,  Income Equity Focus ETF, Income Focus ETF, Investment Grade Corporate ETF,  Municipal Green Bond ETF, Systematic Style Premia ETF, Ultra Short Bond ETF, U.S. Core Bond ETF and U.S. Treasury Bond ETF are listed for trading on NYSE Arca, Inc. Shares of Multisector Income ETF are listed for trading on NASDAQ. (Cboe and NYSE Arca, collectively with NASDAQ, the “Listing Exchanges”). The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds,

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin Templeton ETF Trust 2026 Annual Report

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Disruptive Commerce ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,223,810	—	—	$6,223,810
Total Investments	$6,223,810	—	—	$6,223,810

†	See Schedules of Investments for additional detailed categorizations.
Dividend Growth ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,799,285	—	—	$4,799,285
Short-Term Investments†	128,493	—	—	128,493
Total Investments	$4,927,778	—	—	$4,927,778

†	See Schedules of Investments for additional detailed categorizations.
Dynamic Municipal Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$1,743,559,636	$2,812	$1,743,562,448
Corporate Bonds & Notes	—	7,412,927	—	7,412,927
Warrants	—	—	0 *	0*
Total Long-Term Investments	—	1,750,972,563	2,812	1,750,975,375
Short-Term Investments†	—	119,870,000	—	119,870,000
Total Investments	—	$1,870,842,563	$2,812	$1,870,845,375

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
Exponential Data ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,023,696	—	—	$3,023,696
Short-Term Investments†	129,820	—	—	129,820
Total Investments	$3,153,516	—	—	$3,153,516

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
Focused Growth ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$206,226,592	—	—	$206,226,592
Short-Term Investments†	937,212	—	—	937,212
Total Investments	$207,163,804	—	—	$207,163,804

†	See Schedules of Investments for additional detailed categorizations.
Genomic Advancements ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$19,864,741	—	$0 *	$19,864,741
Other Common Stocks	729,373	—	—	729,373
Preferred Stocks	205,331	—	—	205,331
Total Investments	$20,799,445	—	$0 *	$20,799,445

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
High Yield Corporate ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$818,193,325	—	$818,193,325
Convertible Preferred Stocks	$1,919,318	—	—	1,919,318
Senior Loans	—	1,715,102	—	1,715,102
Convertible Bonds & Notes	—	1,685,482	—	1,685,482
Municipal Bonds	—	1,629,384	—	1,629,384
Common Stocks:
Financials	—	—	$110	110
Other Common Stocks	—	303,082	—	303,082
Rights	—	7,383	—	7,383
Total Long-Term Investments	1,919,318	823,533,758	110	825,453,186
Short-Term Investments†	34,462,779	—	—	34,462,779
Total Investments	$36,382,097	$823,533,758	$110	$859,915,965

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2026 Annual Report

Income Equity Focus ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$63,068,759	—	—	$63,068,759
Equity-Linked Securities	—	$38,896,046	—	38,896,046
Convertible Preferred Stocks	8,524,425	—	—	8,524,425
Total Long-Term Investments	71,593,184	38,896,046	—	110,489,230
Short-Term Investments†	3,122,478	—	—	3,122,478
Total Investments	$74,715,662	$38,896,046	—	$113,611,708

†	See Schedules of Investments for additional detailed categorizations.
Income Focus ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$399,518,330	—	$399,518,330
Common Stocks	$372,393,708	—	—	372,393,708
Equity-Linked Securities	—	282,952,708	—	282,952,708
U.S. Government & Agency Obligations	—	107,310,274	—	107,310,274
Mortgage-Backed Securities	—	75,505,057	—	75,505,057
Convertible Preferred Stocks	62,959,701	—	—	62,959,701
Senior Loans	—	6,097,091	—	6,097,091
Total Long-Term Investments	435,353,409	871,383,460	—	1,306,736,869
Short-Term Investments†	74,158,691	—	—	74,158,691
Total Investments	$509,512,100	$871,383,460	—	$1,380,895,560

†	See Schedules of Investments for additional detailed categorizations.
Intelligent Machines ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$74,936,177	—	—	$74,936,177
Warrants	—	—	$0 *	0*
Total Investments	$74,936,177	—	$0 *	$74,936,177

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
International Aggregate Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$537,090,413	—	$537,090,413
Corporate Bonds & Notes	—	52,155,472	—	52,155,472
Total Long-Term Investments	—	589,245,885	—	589,245,885
Short-Term Investments†	$69,987,874	—	—	69,987,874
Total Investments	$69,987,874	$589,245,885	—	$659,233,759
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$13,734,456	—	$13,734,456
Total	$69,987,874	$602,980,341	—	$672,968,215
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$602,026	—	$602,026

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Investment Grade Corporate ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$579,988,052	—	$579,988,052
U.S. Government & Agency Obligations	—	2,837,180	—	2,837,180
Total Long-Term Investments	—	582,825,232	—	582,825,232
Short-Term Investments†	$5,872,377	—	—	5,872,377
Total Investments	$5,872,377	$582,825,232	—	$588,697,609

†	See Schedules of Investments for additional detailed categorizations.
Multisector Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$6,962,875	—	$6,962,875
Collateralized Mortgage Obligations	—	2,809,007	—	2,809,007
Mortgage-Backed Securities	—	2,737,836	—	2,737,836
Asset-Backed Securities	—	1,730,141	—	1,730,141
U.S. Government & Agency Obligations	—	1,403,406	—	1,403,406
Sovereign Bonds	—	1,168,681	—	1,168,681
Senior Loans	—	128,446	—	128,446
Total Long-Term Investments	—	16,940,392	—	16,940,392

Franklin Templeton ETF Trust 2026 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	$606,423	—	—	$606,423
Total Investments	$606,423	$16,940,392	—	$17,546,815
Other Financial Instruments:
Futures Contracts††	$17,178	—	—	$17,178
Centrally Cleared Interest Rate Swaps††	—	$79,170	—	79,170
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	0*	—	0*
Total Other Financial Instruments	$17,178	$79,170	—	$96,348
Total	$623,601	$17,019,562	—	$17,643,163
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short:
Mortgage-Backed Securities	—	$325,499	—	$325,499
Other Financial Instruments:
Centrally Cleared Interest Rate Swaps††	—	23,520	—	23,520
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	73	—	73
OTC Total Return Swaps‡	—	11,253	—	11,253
Total Other Financial Instruments	—	$34,846	—	$34,846
Total	—	$360,345	—	$360,345

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
*	Amount represents less than $1.
‡	Value includes any premium paid or received with respect to swap contracts.
Municipal Green Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$84,674,788	—	$84,674,788
Collateralized Mortgage Obligations	—	75,060	—	75,060
Total Long-Term Investments	—	84,749,848	—	84,749,848
Short-Term Investments†	—	200,000	—	200,000
Total Investments	—	$84,949,848	—	$84,949,848

†	See Schedules of Investments for additional detailed categorizations.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
Senior Loan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Senior Loans	—	$687,956,181	—	$687,956,181
Corporate Bonds & Notes	—	33,126,039	—	33,126,039
Investments in Underlying Funds	$21,556,108	—	—	21,556,108
Asset-Backed Securities	—	2,008,187	—	2,008,187
Common Stocks	—	344,657	—	344,657
Total Long-Term Investments	21,556,108	723,435,064	—	744,991,172
Short-Term Investments†	43,063,904	—	—	43,063,904
Total Investments	$64,620,012	$723,435,064	—	$788,055,076

†	See Schedules of Investments for additional detailed categorizations.
Systematic Style Premia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$437,424,012	—	—	$437,424,012
Warrants	—	—	$0 *	0*
Total Long-Term Investments	437,424,012	—	0 *	437,424,012
Short-Term Investments†	185,378,756	—	—	185,378,756
Total Investments	$622,802,768	—	$0 *	$622,802,768
Other Financial Instruments:
Futures Contracts††	$8,005,853	—	—	$8,005,853
Forward Foreign Currency Contracts††	—	$8,552,248	—	8,552,248
OTC Total Return Swaps	—	35,791	—	35,791
Total Other Financial Instruments	$8,005,853	$8,588,039	—	$16,593,892
Total	$630,808,621	$8,588,039	$0 *	$639,396,660
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$9,812,551	—	—	$9,812,551
Forward Foreign Currency Contracts††	—	$3,055,546	—	3,055,546
Total	$9,812,551	$3,055,546	—	$12,868,097

†	See Consolidated Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Templeton ETF Trust 2026 Annual Report

U.S. Core Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$1,071,289,505	—	$1,071,289,505
Corporate Bonds & Notes	—	844,539,456	—	844,539,456
Mortgage-Backed Securities	—	765,347,827	—	765,347,827
Collateralized Mortgage Obligations	—	157,028,872	—	157,028,872
Municipal Bonds	—	40,587,431	—	40,587,431
Asset-Backed Securities	—	19,655,161	—	19,655,161
Total Long-Term Investments	—	2,898,448,252	—	2,898,448,252
Short-Term Investments†	$54,330,305	—	—	54,330,305
Total Investments	$54,330,305	$2,898,448,252	—	$2,952,778,557
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,211,128	—	—	$2,211,128

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Treasury Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$951,428,257	—	$951,428,257
U.S. Treasury Inflation Protected Securities	—	38,944,171	—	38,944,171
Total Long-Term Investments	—	990,372,428	—	990,372,428
Short-Term Investments†	$6,778,710	—	—	6,778,710
Total Investments	$6,778,710	$990,372,428	—	$997,151,138

†	See Schedules of Investments for additional detailed categorizations.
Ultra Short Bond ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$182,528,063	—	$182,528,063
U.S. Government & Agency Obligations	—	1,736,328	—	1,736,328
Total Long-Term Investments	—	184,264,391	—	184,264,391

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
Commercial Paper	—	$44,959,205	—	$44,959,205
Certificates of Deposit	—	1,999,286	—	1,999,286
Money Market Funds	$3,409	—	—	3,409
Total Short-Term Investments	3,409	46,958,491	—	46,961,900
Total Investments	$3,409	$231,222,882	—	$231,226,291

†	See Schedules of Investments for additional detailed categorizations.
(b) Written options. The Funds may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds.
The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Funds is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ’‘initial margin’’ and subsequent payments (’‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Franklin Templeton ETF Trust 2026 Annual Report

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Swap agreements. The Funds invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Funds have credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Funds are required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Funds are recognized as a realized gain or loss in the Statements of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2026, the total notional value of all credit default swaps to sell protection was $680,000 for the Multisector Income ETF. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended March 31, 2026, see Note 4.
Credit default swaps
The Funds enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Funds generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Funds is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Funds could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Funds effectively adds leverage to its portfolio because, in addition to its total net assets, the Funds is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Funds generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Funds enter into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statements of Operations. When a swap contract is terminated early, the Funds records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
Total return swaps
The Funds enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent it is less, the Funds will make a payment to the counterparty.
(f) Short sale transactions. Short sales are transactions in which the Funds sell a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, Funds must borrow the security to deliver to the buyer. The Funds are then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Funds for the short sale are retained by the broker as collateral until the Funds replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.
Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statements of Assets and Liabilities. A gain, limited to the price at which the Funds sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statements of Operations as Dividend Expense because the Funds must pay the dividend to the lender of the security.

Franklin Templeton ETF Trust 2026 Annual Report

Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.
(g) Loan participations. The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Funds assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(h) Unfunded loan commitments. The Funds may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Funds is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At March 31, 2026, the Funds had sufficient cash and/or securities to cover these commitments.
(i) Equity-linked securities. Certain or all Funds invest in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity-linked securities is recorded as realized  gains in the Statements of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity-linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
(j) Stripped securities. The Funds may invest in ’’Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.
(k) Securities traded on a when-issued and delayed delivery basis. The Funds may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Securities traded on a to-be-announced basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Funds. Beginning on the date the Funds enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(m) Mortgage dollar rolls. The Funds may enter into mortgage dollar rolls in which the Funds sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
The Funds executes its mortgage dollar rolls entirely in the TBA market, whereby the Funds makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Funds accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Funds is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statements of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for

Franklin Templeton ETF Trust 2026 Annual Report

certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of March 31, 2026, International Aggregate Bond ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $602,026. Multisector Income ETF held OTC total return swaps with credit related contingent features which had a liability position of $11,253. Systematic Style Premia ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $3,055,546. If a contingent feature in the master agreements would have been triggered, International Aggregate Bond ETF, Multisector Income ETF and Systematic Style Premia ETF would have been required to pay this amount to its derivatives counterparties.
At March 31, 2026, the International Aggregate Bond ETF held cash collateral from Citibank N.A. in the amount of $8,540,000. This amount could be used to reduce the International Aggregate Bond ETF exposure to the counterparty in the event of default.
At March 31, 2026, the Systematic Style Premia ETF held non-cash collateral from Morgan Stanley & Co. LLC in the amount of $7,536,924. This amount could be used to reduce the Systematic Style Premia ETF’s exposure to the counterparty in the event of default.
(s) Restricted cash. At March 31, 2026, the Systematic Style Premia ETF held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Systematic Style Premia ETF’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities.
(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
(u) Insurance. The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that tend to be of very high quality with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
(v) REIT distributions. The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(w) Distributions to shareholders. For Disruptive Commerce ETF, Exponential Data ETF, Focused Growth ETF, Genomic Advancements ETF, Intelligent Machines ETF and Systematic Style Premia ETF, distributions from net investment income of the Fund, if any, are declared and paid annually. For Dividend Growth ETF, distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. For Dynamic Municipal Bond ETF, High Yield Corporate ETF, Income Equity Focus ETF, Income Focus ETF, International Aggregate Bond ETF, Investment Grade Corporate ETF, Multisector Income ETF, Municipal Green Bond ETF, Senior Loan ETF, U.S. Core Bond ETF, U.S. Treasury Bond ETF and Ultra Short Bond ETF, distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(x) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statements of Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment.
(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
Disruptive Commerce ETF(a)	$(343,197)	$343,197
Exponential Data ETF(a)	(408,928)	408,928
Focused Growth ETF(a)	(6,862,064)	6,862,064
Genomic Advancements ETF(b)	(5)	5
High Yield Corporate ETF(b)	(890,731)	890,731
Income Equity Focus ETF(b)	(4,384,538)	4,384,538
Income Focus ETF(b)	(37,863,142)	37,863,142
Intelligent Machines ETF(a)	53,378	(53,378)

Franklin Templeton ETF Trust 2026 Annual Report

	Total Distributable Earnings (Loss)	Paid-in Capital
International Aggregate Bond ETF(c)	$(994,225)	$994,225
Investment Grade Corporate ETF(b)	(243,771)	243,771
Systematic Style Premia ETF(d)	(6,024,243)	6,024,243
U.S. Core Bond ETF(d)	(582,839)	582,839
(a)
Reclassifications are due to a tax net operating loss, book/tax differences in the treatment of an in-kind distribution of securities and book/tax differences in the treatment of various items.
(b)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities and book/tax differences in the treatment of various items.
(c)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
(d)
Reclassifications are due to book/tax differences in the treatment of various items.
During the current year, Dividend Growth ETF, Dynamic Municipal Bond ETF, Multisector Income ETF, Municipal Green Bond ETF, Senior Loan ETF, U.S. Treasury Bond ETF and Ultra Short Bond ETF had no reclassifications.
(z) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) and Franklin Templeton Investment Management Limited (“FTIML”) are the Funds’ investment managers. Advisers, Franklin Templeton Institutional, LLC (“FT Institutional”) and K2/D&S Management Co., LLC (Effective January 1, 2026, the investment management services provided by K2/D&S Management Co., LLC was transferred to Advisers) (“K2 Advisors”) are the Funds’ subadvisers. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is each Fund’s administrative manager. Advisers and FTIML are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with Advisers and FTIML, Franklin Templeton Services provides administrative services to the Funds. The fee is paid by Advisers and FTIML based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
The Funds pay Advisers and FTIML a unified management fee for managing the Funds’ assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Funds, FTIML reimburses the Funds for all acquired fund fees and expenses (such as those associated with the Funds’ investment in a Franklin Templeton money fund) and, with respect to Systematic Style Premia ETF, reimburses all expenses related to the Fund’s investment in the Subsidiary, and pays all of the ordinary operating expenses of the Funds, except for (i) the Funds’ management fee, (ii) payments under the Funds’ Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.
Each Fund pays gross effective investment management fee, calculated daily and paid monthly according to the terms of the management agreement, at an annual rate of each Fund’s average daily net assets as follows:

Annualized Fee Rate
Disruptive Commerce ETF	0.50%
Dividend Growth ETF	0.49%
Dynamic Municipal Bond ETF	0.30%
Exponential Data ETF	0.50%
Focused Growth ETF	0.55%
Genomic Advancements ETF	0.50%
High Yield Corporate ETF	0.40%
Income Equity Focus ETF	0.29%

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
Annualized Fee Rate
Income Focus ETF	0.38%
Intelligent Machines ETF	0.50%
International Aggregate Bond ETF	0.25%
Investment Grade Corporate ETF	0.35%
Multisector Income ETF	0.39%
Municipal Green Bond ETF	0.30%
Senior Loan ETF	0.45%
Systematic Style Premia ETF	0.65%
U.S. Core Bond ETF	0.15%
U.S. Treasury Bond ETF	0.09%
Ultra Short Bond ETF	0.15%
The manager has agreed to waive the Funds’ management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
For Systematic Style Premia ETF, pursuant to the terms of the Fund’s Investment Management Agreement, the investment manager reimburses the Fund for all acquired Fund fees as well as all expenses related to the Fund’s investment in a Cayman Islands-based company that is wholly owned by the Fund (the “Subsidiary”). Thus, expenses incurred in connection with the Fund’s investment in the Subsidiary are paid/reimbursed by the investment manager under the unitary management fee structure. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.
During the year ended March 31, 2026, fees waived and/or expenses reimbursed, all of which was an affiliated money market fund waiver, amounted to as follows:

Dividend Growth ETF	$78
Exponential Data ETF	227
Focused Growth ETF	3,714
High Yield Corporate ETF	13,461
Income Equity Focus ETF	1,609
Income Focus ETF	54,875
International Aggregate Bond ETF	31,088
Investment Grade Corporate ETF	3,180
Multisector Income ETF	424
Senior Loan ETF	177,510
U.S. Core Bond ETF	55,904
U.S. Treasury Bond ETF	13,407
Ultra Short Bond ETF	1,234
For Systematic Style Premia ETF, during the year ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $945,052.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of March 31, 2026, Franklin Resources and its affiliates owned 75% and 33% of the Dividend Growth ETF and Multisector Income ETF, respectively.

Franklin Templeton ETF Trust 2026 Annual Report

3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases		Sales
	Investments	U.S. Government & Agency Obligations	Investments	U.S. Government & Agency Obligations
Disruptive Commerce ETF	$2,714,455	—	$2,876,690	—
Dividend Growth ETF	507,521	—	528,987	—
Dynamic Municipal Bond ETF	1,527,223,744	—	351,695,131	—
Exponential Data ETF	1,239,570	—	1,386,217	—
Focused Growth ETF	70,743,310	—	64,145,968	—
Genomic Advancements ETF	5,088,309	—	4,975,551	—
High Yield Corporate ETF	241,715,821	—	235,090,257	—
Income Equity Focus ETF	74,799,025	—	68,655,198	—
Income Focus ETF	816,752,175	$169,577,474	309,078,918	$56,555,181
Intelligent Machines ETF	17,660,631	—	16,339,610	—
International Aggregate Bond ETF	200,553,486	—	195,996,737	—
Investment Grade Corporate ETF	167,242,788	27,707,466	150,114,768	35,375,908
Multisector Income ETF	13,792,968	18,980,369	1,338,468	14,620,181
Municipal Green Bond ETF	21,923,339	—	34,668,222	—
Senior Loan ETF	356,620,587	—	492,800,427	—
Systematic Style Premia ETF	395,789,285	—	201,653,934	—
U.S. Core Bond ETF	544,389,550	1,039,639,397	244,502,418	860,832,323
U.S. Treasury Bond ETF	—	295,022,053	—	248,841,517
Ultra Short Bond ETF	147,329,622	1,735,149	42,357,397	—
During the year ended March 31, 2026, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
Disruptive Commerce ETF	—	$3,285,307	$374,409
Dividend Growth ETF	$4,904,775	—	—
Dynamic Municipal Bond ETF	76,020,753	—	—
Exponential Data ETF	—	1,255,376	416,926
Focused Growth ETF	101,221,161	16,282,496	7,204,319
Genomic Advancements ETF	7,258,746	—	—
High Yield Corporate ETF	322,906,439	105,514,207	371,435
Income Equity Focus ETF	14,161,101	15,915,097	4,377,384
Income Focus ETF	258,197,037	174,063,776	37,863,515
Intelligent Machines ETF	34,446,972	—	—
International Aggregate Bond ETF	—	—	—
Investment Grade Corporate ETF	118,020,070	100,617,268	243,771
Multisector Income ETF	—	—	—
Municipal Green Bond ETF	—	—	—
Senior Loan ETF	—	—	—
Systematic Style Premia ETF	—	—	—
U.S. Core Bond ETF	—	—	—
U.S. Treasury Bond ETF	—	—	—
Ultra Short Bond ETF	—	—	—

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Funds.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund’s Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Disruptive Commerce ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$6,197,184	$498,092	$(471,466)	$26,626

	Dividend Growth ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$5,023,784	$327,860	$(423,866)	$(96,006)

	Dynamic Municipal Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,867,348,024	$19,712,285	$(16,214,934)	$3,497,351

	Exponential Data ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,120,987	$615,678	$(583,149)	$32,529

	Focused Growth ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$182,496,720	$30,580,563	$(5,913,479)	$24,667,084

	Genomic Advancements ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$17,362,239	$4,707,230	$(1,270,024)	$3,437,206

	High Yield Corporate ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$866,311,205	$9,112,986	$(15,508,226)	$(6,395,240)

	Income Equity Focus ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$103,613,146	$13,427,028	$(3,428,466)	$9,998,562

	Income Focus ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,338,720,575	$66,135,457	$(23,960,472)	$42,174,985

	Intelligent Machines ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$56,342,759	$19,600,826	$(1,007,408)	$18,593,418

Franklin Templeton ETF Trust 2026 Annual Report

	International Aggregate Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$681,724,334	$27,830,812	$(50,321,387)	$(22,490,575)
Forward foreign currency contracts	—	13,734,456	(602,026)	13,132,430

	Investment Grade Corporate ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$613,789,583	$4,248,859	$(29,340,833)	$(25,091,974)

	Multisector Income ETF
	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$17,653,965	$67,906	$(175,056)	$(107,150)
Futures contracts	—	17,178	—	17,178
Swap contracts	(58,650)	79,170	(29,257)	49,913

	Municipal Green Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$86,254,476	$1,532,680	$(2,837,308)	$(1,304,628)

	Senior Loan ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$830,669,097	$1,675,972	$(44,289,993)	$(42,614,021)

	Systematic Style Premia ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$598,269,235	$54,826,385	$(30,292,852)	$24,533,533
Futures contracts	—	8,005,853	(9,812,551)	(1,806,698)
Forward foreign currency contracts	—	8,552,248	(3,055,546)	5,496,702
Swap contracts	—	35,791	—	35,791

	U.S. Core Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$3,030,431,881	$24,037,118	$(101,690,442)	$(77,653,324)
Futures contracts	—	—	(2,211,128)	(2,211,128)

	U.S. Treasury Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$1,000,837,348	$5,828,762	$(9,514,972)	$(3,686,210)

	Ultra Short Bond ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$231,370,859	$222,707	$(367,275)	$(144,568)

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Disruptive Commerce ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Dividend Growth ETF
During the period ended March 31, 2026, the Fund did not invest in derivative instruments.
Dynamic Municipal Bond ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Exponential Data ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Focused Growth ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Genomic Advancements ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
High Yield Corporate ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Income Equity Focus ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Income Focus ETF
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Written options	$151,803
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Written options†	$1,015

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.

Franklin Templeton ETF Trust 2026 Annual Report

Intelligent Machines ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
International Aggregate Bond ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$13,734,456

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$602,026

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(37,965,161)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$27,981,926
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)	$139,929,680
Forward foreign currency contracts (to sell)	673,651,385

*	Based on the average of the market values at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$6,774,595	—	$6,774,595	—	$6,774,595
Citibank N.A.	6,959,861	$(602,026)	6,357,835	$(6,959,861)	(602,026)
Total	$13,734,456	$(602,026)	$13,132,430	$(6,959,861)	$6,172,569

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
Investment Grade Corporate ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Multisector Income ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$17,178
Centrally cleared swap contracts[3]	79,170
Total	$96,348

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
OTC swap contracts[4]	$11,253	—	$11,253
Centrally cleared swap contracts[3]	23,520	$73	23,593
Total	$34,773	$73	$34,846

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Market Risk	Total
Futures contracts	$(11,825)	—	$(11,825)
Swap contracts	(69,020)	$16,585	(52,435)
Total	$(80,845)	$16,585	$(64,260)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$17,178	—	$17,178
Swap contracts	49,986	$(73)	49,913
Total	$67,164	$(73)	$67,091
During the period ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to sell)	$1,926,750
Average Notional Balance**
Interest rate swap contracts	$20,988,525
Credit default swap contracts (buy protection)	63,806
Credit default swap contracts (sell protection)	85,000
Total return swap contracts	1,275,000

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.

Franklin Templeton ETF Trust 2026 Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount
JPMorgan Chase & Co.	—	$(11,253)	$(11,253)	—	$(11,253)
Total	—	$(11,253)	$(11,253)	—	$(11,253)
Municipal Green Bond ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Senior Loan ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Systematic Style Premia ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts[2]	$2,784,464	—	$3,108,852	$2,112,537	$8,005,853
Forward foreign currency contracts	—	$8,552,248	—	—	8,552,248
OTC swap contracts[3]	—	—	35,791	—	35,791
Total	$2,784,464	$8,552,248	$3,144,643	$2,112,537	$16,593,892

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts[2]	$3,638,010	—	$1,442,763	$4,731,778	$9,812,551
Forward foreign currency contracts	—	$3,055,546	—	—	3,055,546
Total	$3,638,010	$3,055,546	$1,442,763	$4,731,778	$12,868,097

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedules of Investments. Only net
variation margin is reported within the receivables and/or payables on the Consolidated Statements of Assets and Liabilities.

[3]	Values include premiums paid (received) on swap contracts which are shown separately in the Consolidated Statement of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$474,839	—	$18,135,296	$11,753,889	$30,364,024
Swap contracts	—	—	(9,169,681)	—	(9,169,681)
Forward foreign currency contracts	—	$(1,660,607)	—	—	(1,660,607)
Total	$474,839	$(1,660,607)	$8,965,615	$11,753,889	$19,533,736

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Commodity Risk	Total
Futures contracts	$(1,444,502)	—	$(691,406)	$(2,979,193)	$(5,115,101)
Swap contracts	—	—	35,790	—	35,790
Forward foreign currency contracts	—	$4,788,963	—	—	4,788,963
Total	$(1,444,502)	$4,788,963	$(655,616)	$(2,979,193)	$(290,348)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$310,901,466
Futures contracts (to sell)	318,524,821
Forward foreign currency contracts (to buy)	303,147,534
Forward foreign currency contracts (to sell)	317,875,353
Average Notional Balance**
Total return swap contracts	$241,511,315

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$8,552,248	$(3,055,546)	$5,496,702	—	$5,496,702
Morgan Stanley & Co. LLC	35,791	—	35,791	$(35,791)	—
Total	$8,588,039	$(3,055,546)	$5,532,493	$(35,791)	$5,496,702

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Consolidated Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
U.S. Core Bond ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$2,211,128

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Templeton ETF Trust 2026 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$127,438	—	$127,438
Swap contracts	—	$(145,346)	(145,346)
Total	$127,438	$(145,346)	$(17,908)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(2,878,408)	—	$(2,878,408)
Swap contracts	—	$30,880	30,880
Total	$(2,878,408)	$30,880	$(2,847,528)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$185,490,638
Futures contracts (to sell)†	1,290,490
Average Notional Balance**
Credit default swap contracts (buy protection)†	$1,853,832
Credit default swap contracts (sell protection)†	1,850,000

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
U.S. Treasury Bond ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
Ultra Short Bond ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the year ended March 31, 2026. The following transactions were effected in such companies for the year ended March 31, 2026.

Dividend Growth ETF	Affiliate Value at August 28, 2025, (inception date)	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$303,046	303,046	$174,553	174,553	—	$1,959	—	$128,493

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Exponential Data ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$56,007	$473,046	473,046	$399,233	399,233	—	$2,787	—	$129,820

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Focused Growth ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$3,386,667	$22,368,134	22,368,134	$24,817,589	24,817,589	—	$34,392	—	$937,212

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

High Yield Corporate ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$128,982,787	128,982,787	$94,520,008	94,520,008	—	$304,702	—	$34,462,779

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Income Equity Focus ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$52,625,840	52,625,840	$49,503,362	49,503,362	—	$35,900	—	$3,122,478

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Income Focus ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$16,115,318	$518,891,355	518,891,355	$460,847,982	460,847,982	—	$888,206	—	$74,158,691

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2026 Annual Report

International Aggregate Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$256,916,226	256,916,226	$186,928,352	186,928,352	—	$712,364	—	$69,987,874

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Investment Grade Corporate ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$68,462,726	68,462,726	$62,590,349	62,590,349	—	$71,908	—	$5,872,377

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Multisector Income ETF	Affiliate Value at August 26, 2025, (inception date)	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$4,685,776	4,685,776	$4,079,353	4,079,353	—	$10,538	—	$606,423

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Senior Loan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Investments in Underlying Funds:
Franklin Templeton ETF Trust — Franklin High Yield Corporate ETF	$7,052,870	$1,213,499	50,000	$2,168,100	90,000	$(15,000)	$523,215	$95,750	$6,179,019
Short-Term Investments:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	418,300,108	418,300,108	375,236,204	375,236,204	—	1,375,928	—	43,063,904
Total	$7,052,870	$419,513,607		$377,404,304		$(15,000)	$1,899,143	$95,750	$49,242,923

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Systematic Style Premia ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$377,396,634	377,396,634	$192,017,878	192,017,878	—	$2,255,807	—	$185,378,756

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

U.S. Core Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$26,518,552	$661,793,560	661,793,560	$633,981,807	633,981,807	—	$1,319,096	—	$54,330,305

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)

U.S. Treasury Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$15,120,922	$162,763,581	162,763,581	$171,105,793	171,105,793	—	$514,033	—	$6,778,710

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Ultra Short Bond ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,259	$104,868,480	104,868,480	$104,866,330	104,866,330	—	$24,422	—	$3,409

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
7. Restricted securities
The following investments in Genomic Advancements ETF are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Value at 3/31/2026	Value Per Share	Percent of Net Assets
OmniAb Inc., $12.50 EARNOUT, Common Shares	240	11/22	$0 (a)	$0 (a)	$0.00 (b)	0.00%(c)
OmniAb Inc., $15.00 EARNOUT, Common Shares	240	11/22	0 (a)	0 (a)	0.00 (b)	0.00 (c)
Total			$0 (a)	$0 (a)		0.00%(c)

(a)	Amount represents less than $1.
(b)	Amount represents less than $0.005 per share.
(c)	Amount represents less than 0.005%.
8. Redemption facility
The High Yield Corporate ETF and Senior Loan ETF, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Funds did not utilize the Global Credit Facility during the year ended March 31, 2026.
9. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	Disruptive Commerce ETF	Dividend Growth ETF	Dynamic Municipal Bond ETF	Exponential Data ETF	Focused Growth ETF
Distributions paid from:
Tax-exempt income	—	—	$38,680,081	—	—
Ordinary income	—	$26,256	1,180,132	—	—
Total distributions paid	—	$26,256	$39,860,213	—	—

Franklin Templeton ETF Trust 2026 Annual Report

	Genomic Advancements ETF	High Yield Corporate ETF	Income Equity Focus ETF	Income Focus ETF	Intelligent Machines ETF
Distributions paid from:
Ordinary income	$86,004	$43,791,114	$5,280,856	$49,297,373	—
Total distributions paid	$86,004	$43,791,114	$5,280,856	$49,297,373	—

	International Aggregate Bond ETF	Investment Grade Corporate ETF	Multisector Income ETF	Municipal Green Bond ETF	Senior Loan ETF
Distributions paid from:
Tax-exempt income	—	—	—	$3,541,548	—
Ordinary income	$17,159,938	$26,620,614	$331,158	32,112	$74,716,264
Total distributions paid	$17,159,938	$26,620,614	$331,158	$3,573,660	$74,716,264

	Systematic Style Premia ETF	U.S. Core Bond ETF	U.S. Treasury Bond ETF	Ultra Short Bond ETF
Distributions paid from:
Ordinary income	$14,584,940	$112,505,684	$42,189,546	$6,998,438
Total distributions paid	$14,584,940	$112,505,684	$42,189,546	$6,998,438
The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Disruptive Commerce ETF	Dynamic Municipal Bond ETF	Exponential Data ETF	Focused Growth ETF	Genomic Advancements ETF
Distributions paid from:
Tax-exempt income	—	$12,382,025	—	—	—
Ordinary income	$11,522	658,414	$6,435	—	—
Total distributions paid	$11,522	$13,040,439	$6,435	—	—

	High Yield Corporate ETF	Income Equity Focus ETF	Income Focus ETF	Intelligent Machines ETF	International Aggregate Bond ETF
Distributions paid from:
Ordinary income	$28,955,352	$4,064,715	$18,595,992	—	$17,714,764
Total distributions paid	$28,955,352	$4,064,715	$18,595,992	—	$17,714,764

	Investment Grade Corporate ETF	Municipal Green Bond ETF	Senior Loan ETF	Systematic Style Premia ETF	U.S. Core Bond ETF
Distributions paid from:
Tax-exempt income	—	$3,985,088	—	—	—
Ordinary income	$20,452,540	46,569	$44,477,601	$3,594,570	$87,023,535
Total distributions paid	$20,452,540	$4,031,657	$44,477,601	$3,594,570	$87,023,535

	U.S. Treasury Bond ETF	Ultra Short Bond ETF
Distributions paid from:
Ordinary income	$33,558,135	$887,716
Total distributions paid	$33,558,135	$887,716
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	Disruptive Commerce ETF	Dividend Growth ETF	Dynamic Municipal Bond ETF	Exponential Data ETF	Focused Growth ETF
Undistributed ordinary income — net	—	$14,179	—	—	—
Undistributed Tax-exempt income — net	—	—	$7,382,830	—	—
Deferred capital losses*	$(11,817,233)	—	(6,278,552)	$(1,388,468)	$(21,181,224)
Other book/tax temporary differences(a)	(17,100)	—	—	(1,472)	(105,297)
Unrealized appreciation (depreciation)(b)	26,627	(96,006)	3,497,351	31,904	24,666,932
Total distributable earnings (loss) — net	$(11,807,706)	$(81,827)	$4,601,629	$(1,358,036)	$3,380,411

Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)

	Genomic Advancements ETF	High Yield Corporate ETF	Income Equity Focus ETF	Income Focus ETF	Intelligent Machines ETF
Undistributed ordinary income — net	$5,478	$5,455,086	$430,879	$6,672,951	—
Deferred capital losses*	(13,375,814)	(12,249,986)	(3,148,662)	(2,590,989)	$(2,701,750)
Other book/tax temporary differences(a)	—	—	(612,499)	(6,622,000)	(37,032)
Unrealized appreciation (depreciation)(b)	3,437,202	(6,395,240)	9,998,376	42,173,732	18,593,422
Total distributable earnings (loss) — net	$(9,933,134)	$(13,190,140)	$6,668,094	$39,633,694	$15,854,640

	International Aggregate Bond ETF	Investment Grade Corporate ETF	Multisector Income ETF	Municipal Green Bond ETF	Senior Loan ETF
Undistributed ordinary income — net	$9,876,334	$2,686,701	$67,587	—	$7,239,311
Undistributed Tax-exempt income — net	—	—	—	$48,128	—
Undistributed long-term capital gains — net	—	—	713	—	—
Total undistributed earnings	$9,876,334	$2,686,701	$68,300	$48,128	$7,239,311
Deferred capital losses*	(24,364,100)	(69,221,079)	—	(12,080,102)	(33,516,005)
Other book/tax temporary differences(a)	(13,132,430)	—	(10,551)	—	—
Unrealized appreciation (depreciation)(b)	(9,495,536)	(25,091,974)	(37,933)	(1,304,628)	(42,614,021)
Total distributable earnings (loss) — net	$(37,115,732)	$(91,626,352)	$19,816	$(13,336,602)	$(68,890,715)

	Systematic Style Premia ETF	U.S. Core Bond ETF	U.S. Treasury Bond ETF	Ultra Short Bond ETF
Undistributed ordinary income — net	$25,055,587	$11,932,476	$3,964,829	$874,498
Undistributed long-term capital gains — net	5,844,450	—	—	—
Total undistributed earnings	$30,900,037	$11,932,476	$3,964,829	$874,498
Deferred capital losses*	—	(182,723,580)	(84,673,852)	(55,897)
Other book/tax temporary differences(a)	(5,415,667)	2,211,128	—	—
Unrealized appreciation (depreciation)(b)	28,273,459	(79,864,452)	(3,686,210)	(144,568)
Total distributable earnings (loss) — net	$53,757,829	$(248,444,428)	$(84,395,233)	$674,033

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the current year dividend payables or deferral of certain late year losses for tax purposes, realization for tax purposes of unrealized gains (losses) on futures and/or forward currency contracts and/or swap contracts and/or book/tax differences in the timing of the deductibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the tax deferral of losses on straddles, the difference between book and tax amortization methods for premium on fixed income securities and other book/tax basis adjustments.

10. Concentration of risk
Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as Disruptive Commerce ETF and Exponential Data ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements,

Franklin Templeton ETF Trust 2026 Annual Report

which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
11. Credit risk and defaulted securities
At March 31, 2026, Dynamic Municipal Bond ETF, High Yield Corporate ETF, Municipal Green Bond ETF and Senior Loan ETF had 25.68%, 93.18%, 11.01% and 72.82% respectively, of their portfolio invested in high yield securities, senior secured floating rate notes, or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest. Dynamic Municipal Bond ETF, High Yield Corporate ETF and Senior Loan ETF held defaulted securities and/or other securities for which the income has been deemed uncollectible. At March 31, 2026, the aggregate value of these securities represented 0.13% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
12. Investments in FLSP holdings corporation
Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At March 31, 2026, the FLSP Holdings Corporation’s investments as well as any other assets and liabilities of the FSLP Holdings Corporation are reflected in the Fund’s Consolidated Schedules of Investments and Consolidated Statements of Assets and Liabilities. All intercompany balances and transactions have been eliminated. At March 31, 2026, the net assets of the FLSP Holdings Corporation were $16,488,464, representing 2.32% of the Fund’s consolidated net assets. The Fund’s investments in the FLSP Holdings Corporation is limited to 25% of consolidated assets.
13. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Templeton ETF Trust 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Disruptive Commerce ETF, Franklin Dividend Growth ETF, Franklin Dynamic Municipal Bond ETF, Franklin Exponential Data ETF, Franklin Focused Growth ETF, Franklin Genomic Advancements ETF, Franklin High Yield Corporate ETF, Franklin Income Equity Focus ETF, Franklin Income Focus ETF, Franklin Intelligent Machines ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Multisector Income ETF, Franklin Municipal Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF, Franklin U.S. Treasury Bond ETF and Franklin Ultra Short Bond ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nineteen of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2026, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Franklin Disruptive Commerce ETF(1)
Franklin Dividend Growth ETF(2)
Franklin Dynamic Municipal Bond ETF(1)
Franklin Exponential Data ETF(1)
Franklin Focused Growth ETF(1)
Franklin Genomic Advancements ETF(1)
Franklin High Yield Corporate ETF(1)
Franklin Income Equity Focus ETF(1)
Franklin Income Focus ETF(1)
Franklin Intelligent Machines ETF(1)
Franklin International Aggregate Bond ETF(1)
Franklin Investment Grade Corporate ETF(1)
Franklin Multisector Income ETF(3)
Franklin Municipal Green Bond ETF(1)
Franklin Senior Loan ETF(1)
Franklin Systematic Style Premia ETF(1)*
Franklin U.S. Core Bond ETF(1)
Franklin U.S. Treasury Bond ETF(1)
Franklin Ultra Short Bond ETF(1)
(1)
Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for the years ended March 31, 2026 and 2025
(2)
Statement of operations and statement of changes in net assets for the period August 28, 2025 (inception date) to March 31, 2026
(3)
Statement of operations and statement of changes in net assets for the period August 26, 2025 (inception date) to March 31, 2026
*
The financial statements for Franklin Systematic Style Premia ETF and its subsidiary are presented on a consolidated basis
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Franklin Templeton ETF Trust 2026 Annual Report

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Templeton ETF Trust 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Disruptive Commerce ETF	Dividend Growth ETF	Dynamic Municipal Bond ETF	Exponential Data ETF	Focused Growth ETF
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	—	$26,256	—	—	—
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	—	$26,256	—	—	—
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	—	—	$38,680,081	—	—
Qualified Net Interest Income (QII)	§871(k)(1)(C)	—	—	$1,180,132	—	—
Section 163(j) Interest Earned	§163(j)	—	—	$1,180,132	—	—

	Pursuant to:	Genomic Advancements ETF	High Yield Corporate ETF	Income Equity Focus ETF	Income Focus ETF	Intelligent Machines ETF
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$18,218	—	$2,039,462	$10,025,217	—
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$86,004	—	$2,263,623	$11,669,842	—
Qualified Net Interest Income (QII)	§871(k)(1)(C)	—	$37,984,182	$767,363	$27,731,096	—
Section 163(j) Interest Earned	§163(j)	—	$43,782,864	$1,580,970	$34,005,517	—

	Pursuant to:	International Aggregate Bond ETF	Investment Grade Corporate ETF	Multisector Income ETF	Municipal Green Bond ETF	Senior Loan ETF
Exempt-Interest Dividends Distributed	§852(b)(5)(A)	—	—	—	$3,541,548	—
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$1,641,310	$23,368,944	$315,210	$32,112	$73,260,768
Section 163(j) Interest Earned	§163(j)	$17,191,143	$26,620,614	$331,158	$32,112	$73,633,120

	Pursuant to:	Systematic Style Premia ETF	U.S. Core Bond ETF	U.S. Treasury Bond ETF	Ultra Short Bond ETF
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$230,458	—	—	—
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$2,741,920	—	—	—
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$4,973,644	—	—	—
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$3,325,759	$110,597,938	$41,949,191	$4,266,767
Section 163(j) Interest Earned	§163(j)	$3,325,759	$112,505,684	$41,947,853	$6,998,438
Under Section 853 of the Internal Revenue Code, the Funds intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2026:

International Aggregate Bond ETF
Foreign Taxes Paid	$31,205
Foreign Source Income Earned	$16,695,102

Franklin Templeton ETF Trust

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

Franklin Templeton ETF Trust

(This page intentionally left blank.)

Franklin Templeton ETF Trust
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Franklin Templeton Investment Management Limited
Subadvisers
Franklin Advisers, Inc
Franklin Templeton Institutional, LLC
K2/D&S Management Co., LLC†
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
†
Effective Jan 1, 2026, K2/D&S Management Co., LLC will cease to be a sub-advisor.
Franklin Templeton ETF Trust
Franklin Disruptive Commerce ETF
Franklin Dividend Growth ETF
Franklin Dynamic Municipal Bond ETF
Franklin Exponential Data ETF
Franklin Focused Growth ETF
Franklin Genomic Advancements ETF
Franklin High Yield Corporate ETF
Franklin Income Equity Focus ETF
Franklin Income Focus ETF
Franklin Intelligent Machines ETF
Franklin International Aggregate Bond ETF
Franklin Investment Grade Corporate ETF
Franklin Multisector Income ETF
Franklin Municipal Green Bond ETF
Franklin Senior Loan ETF
Franklin Systematic Style Premia ETF
Franklin U.S. Core Bond ETF
Franklin U.S. Treasury Bond ETF
Franklin Ultra Short Bond ETF
The Funds are separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Templeton ETF Trust
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton ETF Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
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© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF2-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Franklin Templeton ETF Trust
Financial Statements and Other Important Information
Annual | March 31, 2026

Franklin FTSE Asia ex Japan ETF
Franklin FTSE Australia ETF
Franklin FTSE Brazil ETF
Franklin FTSE Canada ETF
Franklin FTSE China ETF
Franklin FTSE Europe ETF
Franklin FTSE Eurozone ETF
Franklin FTSE Germany ETF
Franklin FTSE India ETF

Franklin FTSE Japan ETF
Franklin FTSE Japan Hedged ETF
Franklin FTSE Latin America ETF
Franklin FTSE Mexico ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Korea ETF
Franklin FTSE Switzerland ETF
Franklin FTSE Taiwan ETF
Franklin FTSE United Kingdom ETF
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 7.5%
Diversified Telecommunication Services — 0.8%
China Tower Corp. Ltd., Class H Shares	21,000	$28,606 (a)
Chunghwa Telecom Co. Ltd.	16,210	67,436
Converge Information and Communications Technology Solutions Inc.	11,200	2,249
Dayamitra Telekomunikasi PT	61,600	1,976
Digital Telecommunications Infrastructure Fund, Class F Shares	22,400	6,486
Indus Towers Ltd.	5,551	24,472 *
LG Uplus Corp.	882	8,943
NetLink NBN Trust	11,900	8,901
PCCW Ltd.	14,000	10,357
PT Tower Bersama Infrastructure Tbk	2,800	268
Sarana Menara Nusantara Tbk PT	82,600	2,372
Singapore Telecommunications Ltd.	30,100	115,253
Tata Communications Ltd.	476	6,765
Telekom Malaysia Bhd	4,900	8,592
Telkom Indonesia Persero Tbk PT	186,200	33,527
True Corp. PCL, NVDR	52,500	22,923
Total Diversified Telecommunication Services		349,126
Entertainment — 0.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	700	2,170
Beijing Enlight Media Co. Ltd., Class A Shares	1,400	3,118
China Ruyi Holdings Ltd.	56,000	10,928 *(b)
Damai Entertainment Holdings Ltd.	70,000	5,625 *
Giant Network Group Co. Ltd., Class A Shares	700	3,197
HYBE Co. Ltd.	91	17,764
International Games System Co. Ltd.	966	22,752
iQIYI Inc., ADR	2,086	2,816 *(b)
Kingnet Network Co. Ltd., Class A Shares	700	1,794
Kingsoft Corp. Ltd.	4,200	12,043
Krafton Inc.	112	18,647
Mango Excellent Media Co. Ltd., Class A Shares	700	2,088
NCSoft Corp.	56	8,190
NetEase Cloud Music Inc.	350	5,759 *(a)(b)
NetEase Inc.	7,600	165,276 (b)
Netmarble Corp.	119	3,823 (a)
Pearl Abyss Corp.	119	5,361 *
Tencent Music Entertainment Group, ADR	2,109	19,571 (b)
Wanda Film Holding Co. Ltd., Class A Shares	700	990 *
Total Entertainment		311,912
Interactive Media & Services — 4.9%
Autohome Inc., ADR	266	4,621 (b)
Baidu Inc., Class A Shares	9,100	122,684 *(b)
Bilibili Inc., Class Z Shares	1,260	27,433 *(b)
Info Edge India Ltd.	1,463	14,926
JOYY Inc., ADR	119	6,948 (b)
Kakao Corp.	1,316	39,352
See Notes to Financial Statements.

1
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Interactive Media & Services — continued
Kuaishou Technology	11,900	$68,484 (a)(b)
Kunlun Tech Co. Ltd., Class A Shares	700	4,966 *
Meitu Inc.	14,000	7,661 (a)(b)
NAVER Corp.	630	82,881
Tencent Holdings Ltd.	26,066	1,609,136 (b)
Weibo Corp., Class A Shares	420	3,597 (b)
Total Interactive Media & Services		1,992,689
Media — 0.1%
Bluefocus Intelligent Communications Group Co. Ltd., Class A Shares	1,440	3,086 *
Cheil Worldwide Inc.	315	3,901
China Literature Ltd.	1,400	4,539 *(a)(b)
China South Publishing & Media Group Co. Ltd., Class A Shares	700	1,114
Elang Mahkota Teknologi Tbk PT	70,700	3,183
Focus Media Information Technology Co. Ltd., Class A Shares	4,900	4,647
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	700	991
Leo Group Co. Ltd., Class A Shares	2,100	2,375
People.cn Co. Ltd., Class A Shares	700	1,989
Sun TV Network Ltd.	385	2,301
Total Media		28,126
Wireless Telecommunication Services — 1.0%
Advanced Info Service PCL, NVDR	4,200	47,502
Axiata Group Bhd	18,900	10,316
Bharti Airtel Ltd.	12,481	234,543
Bharti Hexacom Ltd.	326	5,186
CelcomDigi Bhd	16,100	11,770
China United Network Communications Ltd., Class A Shares	9,800	6,314
Far EasTone Telecommunications Co. Ltd.	7,000	20,122
Globe Telecom Inc.	140	3,745
Indosat Tbk PT	22,400	2,755
Maxis Bhd	11,900	10,580
PLDT Inc.	420	8,953
StarHub Ltd.	2,100	1,660
Taiwan Mobile Co. Ltd.	5,830	19,877
Vodafone Idea Ltd.	112,945	10,157 *
XLSMART Telecom Sejahtera Tbk PT	19,600	3,402
Total Wireless Telecommunication Services		396,882

Total Communication Services		3,078,735
Consumer Discretionary — 11.0%
Automobile Components — 0.7%
Balkrishna Industries Ltd.	336	7,379
Bharat Forge Ltd.	1,071	18,909
Bosch Ltd.	35	10,607
CALB Group Co. Ltd., Class H Shares	1,400	5,653 *(a)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A Shares	100	1,766
Cheng Shin Rubber Industry Co. Ltd.	8,400	8,171
Endurance Technologies Ltd.	140	3,268 (a)
Exide Industries Ltd.	1,841	5,588
See Notes to Financial Statements.

2
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
Fuyao Glass Industry Group Co. Ltd., Class A Shares	700	$5,777
Fuyao Glass Industry Group Co. Ltd., Class H Shares	2,800	20,946 (a)
Hankook Tire & Technology Co. Ltd.	280	9,890
Hanon Systems	1,025	2,503 *
HL Mando Co. Ltd.	126	4,035
Huayu Automotive Systems Co. Ltd., Class A Shares	1,400	3,894
Huizhou Desay Sv Automotive Co. Ltd., Class A Shares	200	3,008
Hyundai Mobis Co. Ltd.	245	60,464
Johnson Electric Holdings Ltd.	1,500	4,458
Minth Group Ltd.	3,010	12,454
MRF Ltd.	9	12,193
Ningbo Joyson Electronic Corp., Class A Shares	700	2,511
Ningbo Tuopu Group Co. Ltd., Class A Shares	700	5,757
Sailun Group Co. Ltd., Class A Shares	1,400	2,609
Samvardhana Motherson International Ltd.	18,714	20,733
Schaeffler India Ltd.	161	6,526
Sona Blw Precision Forgings Ltd.	1,946	9,879 (a)
Tube Investments of India Ltd.	455	12,076
UNO Minda Ltd.	770	8,375
Wanxiang Qianchao Co. Ltd., Class A Shares	1,400	3,128
Weifu High-Technology Group Co. Ltd., Class B Shares	700	1,291
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A Shares	700	1,426
Total Automobile Components		275,274
Automobiles — 2.8%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A Shares	700	4,682 *
BAIC BluePark New Energy Technology Co. Ltd., Class A Shares	2,100	2,174 *
BAIC Motor Corp. Ltd., Class H Shares	10,500	2,049 *(a)
Bajaj Auto Ltd.	280	25,924
Brilliance China Automotive Holdings Ltd.	14,000	4,946
BYD Co. Ltd., Class A Shares	1,800	27,430
BYD Co. Ltd., Class H Shares	15,503	209,206
Chongqing Afari Technology Co. Ltd., Class A Shares	1,400	2,001 *
Chongqing Changan Automobile Co. Ltd., Class A Shares	2,800	4,054
Chongqing Changan Automobile Co. Ltd., Class B Shares	8,400	4,318
Eicher Motors Ltd.	567	39,371
Geely Automobile Holdings Ltd.	26,000	69,376
Great Wall Motor Co. Ltd., Class A Shares	1,400	4,182
Great Wall Motor Co. Ltd., Class H Shares	10,500	16,526
Guangzhou Automobile Group Co. Ltd., Class A Shares	1,400	1,457
Guangzhou Automobile Group Co. Ltd., Class H Shares	14,000	5,428
Hero MotoCorp Ltd.	553	29,519
Hyundai Motor Co.	567	164,919
Hyundai Motor India Ltd.	616	11,547
Kia Corp.	994	94,231
Li Auto Inc., Class A Shares	4,900	42,311 *(b)
Mahindra & Mahindra Ltd.	3,920	122,115
Maruti Suzuki India Ltd.	553	71,748
See Notes to Financial Statements.

3
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
NIO Inc., Class A Shares	7,420	$41,509 *(b)
SAIC Motor Corp. Ltd., Class A Shares	2,800	5,915
Seres Group Co. Ltd., Class A Shares	700	9,206
Tata Motors Passenger Vehicles Ltd.	8,758	27,350
TVS Motor Co. Ltd.	994	35,252
VOYAH Automobile Technology Co. Ltd., Class H Shares	3,232	2,111 *
XPeng Inc., Class A Shares	6,300	52,592 *(b)
Yadea Group Holdings Ltd.	4,900	8,281 (a)
Yulon Motor Co. Ltd.	2,191	1,864
Zhejiang Leapmotor Technology Co. Ltd., Class H Shares	2,800	16,793 *(a)
Total Automobiles		1,160,387
Broadline Retail — 4.1%
Alibaba Group Holding Ltd.	75,366	1,143,919 (b)
CCOOP Group Co. Ltd., Class A Shares	6,300	1,687 *
Central Retail Corp. PCL, NVDR	11,900	6,747
GoTo Gojek Tokopedia Tbk PT	3,433,500	10,304 *
JD.com Inc., Class A Shares	10,150	146,550 (b)
Lotte Shopping Co. Ltd.	49	3,462
MINISO Group Holding Ltd.	1,400	5,493
momo.com Inc.	309	1,711
PDD Holdings Inc., ADR	3,234	330,450 *(b)
Vipshop Holdings Ltd., ADR	889	13,975 (b)
Vishal Mega Mart Ltd.	10,899	12,100 *
Total Broadline Retail		1,676,398
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	2,100	1,575
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	2,100	3,934
Total Distributors		5,509
Diversified Consumer Services — 0.1%
New Oriental Education & Technology Group Inc.	6,300	35,035 (b)
TAL Education Group, ADR	1,650	18,760 *(b)
Total Diversified Consumer Services		53,795
Hotels, Restaurants & Leisure — 1.8%
Asset World Corp. PCL, NVDR	32,200	2,089
Eternal Ltd.	18,942	45,729 *
Galaxy Entertainment Group Ltd.	9,170	40,936
Genting Bhd	9,100	5,012
Genting Malaysia Bhd	7,000	3,077
Genting Singapore Ltd.	23,800	12,452
Guming Holdings Ltd.	2,800	9,750
H World Group Ltd.	8,400	41,892 (b)
Haidilao International Holding Ltd.	7,000	12,741 (a)(b)
Hanjin Kal Corp.	98	6,897
Indian Hotels Co. Ltd.	3,612	21,743
ITC Hotels Ltd.	3,969	5,769 *
Jollibee Foods Corp.	2,030	5,938
Jubilant Foodworks Ltd.	1,645	7,529
See Notes to Financial Statements.

4
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Kangwon Land Inc.	483	$5,326
Meituan, Class B Shares	22,516	238,221 *(a)(b)
MGM China Holdings Ltd.	2,800	3,953
Minor International PCL, NVDR	16,100	10,545
NagaCorp Ltd.	4,000	1,969
Sands China Ltd.	8,400	17,667
Shanghai Jinjiang International Hotels Co. Ltd., Class B Shares	700	1,026
Shangri-La Asia Ltd.	4,000	2,245
SJM Holdings Ltd.	14,000	3,732 *
Songcheng Performance Development Co. Ltd., Class A Shares	700	789
Swiggy Ltd.	6,223	17,062 *
Tongcheng Travel Holdings Ltd.	5,600	12,857 (b)
TravelSky Technology Ltd., Class H Shares	4,000	4,934
Trip.com Group Ltd.	2,500	121,426 (b)
Wynn Macau Ltd.	5,600	3,900
Yum China Holdings Inc.	1,500	73,735
Total Hotels, Restaurants & Leisure		740,941
Household Durables — 0.4%
Coway Co. Ltd.	231	10,889
Dixon Technologies India Ltd.	154	15,705
Ecovacs Robotics Co. Ltd., Class A Shares	200	1,767
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,400	7,666
Haier Smart Home Co. Ltd., Class A Shares	2,100	6,501
Haier Smart Home Co. Ltd., Class H Shares	9,800	25,899
Hangzhou GreatStar Industrial Co. Ltd.	400	1,725
Hisense Home Appliances Group Co. Ltd., Class H Shares	1,000	2,545
LG Electronics Inc.	448	30,887
Man Wah Holdings Ltd.	5,600	3,078
Midea Group Co. Ltd., Class H Shares	2,800	29,928
Nien Made Enterprise Co. Ltd.	700	7,226
Shenzhen MTC Co. Ltd., Class A Shares	1,400	1,918
Sichuan Changhong Electric Co. Ltd., Class A Shares	1,400	1,757
Whirlpool of India Ltd.	294	2,448
Total Household Durables		149,939
Leisure Products — 0.0%††
Giant Manufacturing Co. Ltd.	1,400	3,149
Specialty Retail — 0.4%
China Tourism Group Duty Free Corp. Ltd., Class A Shares	700	7,133
China Tourism Group Duty Free Corp. Ltd., Class H Shares	700	5,799 (a)
Chow Tai Fook Jewellery Group Ltd.	7,000	9,714
FSN E-Commerce Ventures Ltd.	5,250	13,008 *
HLA Group Corp. Ltd., Class A Shares	1,400	1,324
Home Product Center PCL, NVDR	21,700	4,047
Hotai Motor Co. Ltd.	1,190	17,997
Hotel Shilla Co. Ltd.	140	4,022 *
Metro Brands Ltd.	224	2,116
MR DIY Group M Bhd	13,300	5,026 (a)
See Notes to Financial Statements.

5
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Petronas Dagangan Bhd	1,400	$7,551
Pop Mart International Group Ltd.	2,800	51,284 (a)(b)
PTT Oil & Retail Business PCL, NVDR	10,500	4,171
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	1,400	930
Topsports International Holdings Ltd.	7,000	2,446 (a)
Trent Ltd.	770	26,756
Zhongsheng Group Holdings Ltd.	3,500	3,670
Total Specialty Retail		166,994
Textiles, Apparel & Luxury Goods — 0.7%
ANTA Sports Products Ltd.	5,600	54,070
Bata India Ltd.	294	1,883
Bosideng International Holdings Ltd.	20,000	10,204
Eclat Textile Co. Ltd.	770	7,948
F&F Co. Ltd.	56	2,241
Feng TAY Enterprise Co. Ltd.	1,890	4,735
Kalyan Jewellers India Ltd.	1,652	6,547
Lao Feng Xiang Co. Ltd., Class B Shares	1,400	4,609
Laopu Gold Co. Ltd., Class H Shares	200	15,956
Li Ning Co. Ltd.	10,500	28,660
Misto Holdings Corp.	105	2,811
Page Industries Ltd.	21	7,035
Pou Chen Corp.	7,000	6,197
PRADA SpA	2,100	9,889
Relaxo Footwears Ltd.	329	825
Samsonite Group SA	6,300	11,700 (a)
Shenzhou International Group Holdings Ltd.	3,500	20,883
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A Shares	700	1,764 *
Titan Co. Ltd.	1,540	64,156
Vedant Fashions Ltd.	273	1,010
Xtep International Holdings Ltd.	7,000	3,991
Yue Yuen Industrial Holdings Ltd.	3,500	6,799
Total Textiles, Apparel & Luxury Goods		273,913

Total Consumer Discretionary		4,506,299
Consumer Staples — 3.1%
Beverages — 0.8%
Anhui Gujing Distillery Co. Ltd., Class A Shares	100	1,489
Anhui Gujing Distillery Co. Ltd., Class B Shares	700	6,250
Beijing Yanjing Brewery Co. Ltd., Class A Shares	700	1,328
Budweiser Brewing Co. APAC Ltd.	7,700	7,071 (a)
Carabao Group PCL, NVDR	1,400	1,624
China Resources Beer Holdings Co. Ltd.	7,000	22,892
Eastroc Beverage Group Co. Ltd., Class A Shares	200	5,944
Fraser & Neave Holdings Bhd	700	5,186
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	700	2,686
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	700	5,143
Kweichow Moutai Co. Ltd., Class A Shares	430	90,275
Luzhou Laojiao Co. Ltd., Class A Shares	600	9,094
See Notes to Financial Statements.

6
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Beverages — continued
Nongfu Spring Co. Ltd., Class H Shares	7,000	$41,892 (a)
Osotspa PCL, NVDR	6,300	2,827
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	400	8,285
Thai Beverage PCL	29,400	9,799
Tsingtao Brewery Co. Ltd., Class A Shares	400	3,583
Tsingtao Brewery Co. Ltd., Class H Shares	2,576	15,929
United Breweries Ltd.	273	4,432
United Spirits Ltd.	1,232	15,831
Varun Beverages Ltd.	5,728	23,196
Wuliangye Yibin Co. Ltd., Class A Shares	1,400	20,933
ZJLD Group Inc.	2,800	3,353 (a)
Total Beverages		309,042
Consumer Staples Distribution & Retail — 0.4%
99 Speed Mart Retail Holdings Bhd	6,300	5,306
Alibaba Health Information Technology Ltd.	20,000	11,887 *
Avenue Supermarts Ltd.	616	25,698 *(a)
Berli Jucker PCL, NVDR	2,800	1,291
BGF retail Co. Ltd.	35	3,183
CP ALL PCL, NVDR	22,400	30,904
CP Axtra PCL, NVDR	6,813	3,305
DFI Retail Group Holdings Ltd., Registered Shares	1,400	5,852
Dongsuh Cos. Inc.	140	2,500
East Buy Holding Ltd.	2,000	6,928 *(a)(b)
E-MART Inc.	77	4,811
GS Retail Co. Ltd.	141	2,016
JD Health International Inc.	4,200	25,210 *(a)(b)
Olam Group Ltd.	3,500	2,360
Ping An Healthcare and Technology Co. Ltd.	4,200	6,171 *(a)(b)
President Chain Store Corp.	2,190	15,379
Puregold Price Club Inc.	4,200	2,835
Sumber Alfaria Trijaya Tbk PT	87,800	7,646
Sun Art Retail Group Ltd.	10,500	2,103
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	316	1,116
Yonghui Superstores Co. Ltd., Class A Shares	2,800	1,528 *
Total Consumer Staples Distribution & Retail		168,029
Food Products — 1.2%
Anjoy Foods Group Co. Ltd., Class A Shares	100	1,350
AWL Agri Business Ltd.	1,232	2,309 *
Britannia Industries Ltd.	497	28,416
Charoen Pokphand Foods PCL, NVDR	15,400	9,759
Charoen Pokphand Indonesia Tbk PT	30,100	7,262
China Feihe Ltd.	14,000	6,214 (a)
China Mengniu Dairy Co. Ltd.	14,000	30,713
CJ CheilJedang Corp.	35	4,947
First Pacific Co. Ltd.	8,000	5,592
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	1,400	8,311
Fujian Sunner Development Co. Ltd., Class A Shares	700	1,794
See Notes to Financial Statements.

7
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Guangdong Haid Group Co. Ltd., Class A Shares	700	$5,048
Heilongjiang Agriculture Co. Ltd., Class A Shares	700	1,693
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	1,400	5,757
Indofood CBP Sukses Makmur Tbk PT	9,100	3,936
Indofood Sukses Makmur Tbk PT	17,500	6,539
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	2,100	8,012
IOI Corp. Bhd	11,900	12,403
Kuala Lumpur Kepong Bhd	2,100	11,151
Marico Ltd.	2,212	17,163
Mayora Indah Tbk PT	16,100	1,734
Monde Nissin Corp.	20,300	2,229 (a)
Muyuan Foods Co. Ltd., Class A Shares	1,796	10,846
Nestle India Ltd.	3,017	37,369
Nestle Malaysia Bhd	280	6,854
New Hope Liuhe Co. Ltd., Class A Shares	1,400	1,662
NongShim Co. Ltd.	14	3,354
Orion Corp.	91	7,605
Patanjali Foods Ltd.	1,428	6,922
PPB Group Bhd	2,100	6,224
QL Resources Bhd	6,600	6,031
Samyang Foods Co. Ltd.	14	10,968
SD Guthrie Bhd	15,400	23,011
Tata Consumer Products Ltd.	2,730	29,209
Thai Union Group PCL, NVDR	10,500	3,566
Tingyi Cayman Islands Holding Corp.	7,000	11,589
Uni-President China Holdings Ltd.	5,000	5,019
Uni-President Enterprises Corp.	21,000	46,637
Universal Robina Corp.	3,500	3,762
Want Want China Holdings Ltd.	14,000	8,232
Wens Foodstuff Group Co. Ltd., Class A Shares	2,100	5,053
WH Group Ltd.	31,500	41,222 (a)
Wilmar International Ltd.	7,000	20,889
Yihai International Holding Ltd.	2,300	4,788
Yihai Kerry Arawana Holdings Co. Ltd., Class A Shares	700	2,906
Total Food Products		486,050
Household Products — 0.0%††
Blue Moon Group Holdings Ltd.	3,500	1,286 (a)
Unilever Indonesia Tbk PT	26,600	2,849
Total Household Products		4,135
Personal Care Products — 0.5%
Amorepacific Corp.	126	11,287
Amorepacific Holdings Corp.	112	2,022
APR Corp.	105	23,102
By-health Co. Ltd., Class A Shares	700	1,113
Colgate-Palmolive India Ltd.	567	10,693
Dabur India Ltd.	2,506	10,844
Emami Ltd.	833	3,455
See Notes to Financial Statements.

8
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — continued
Giant Biogene Holding Co. Ltd	2,200	$7,717 (a)
Godrej Consumer Products Ltd.	1,694	17,588
Hengan International Group Co. Ltd.	2,550	8,944
Hindustan Unilever Ltd.	3,738	80,996
LG H&H Co. Ltd.	42	6,773
Mao Geping Cosmetics Co. LTD, Class H Shares	700	6,732
Total Personal Care Products		191,266
Tobacco — 0.2%
Godfrey Phillips India Ltd.	175	3,457
Gudang Garam Tbk PT	2,100	1,742
ITC Ltd.	12,572	38,134
KT&G Corp.	420	43,655
RLX Technology Inc., ADR	2,877	6,329 (b)
Smoore International Holdings Ltd.	7,630	8,642 (a)
Total Tobacco		101,959

Total Consumer Staples		1,260,481
Energy — 3.0%
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class A Shares	700	1,600
China Oilfield Services Ltd., Class H Shares	8,000	9,214
CNOOC Energy Technology & Services Ltd., Class A Shares	2,100	1,365
Dialog Group Bhd	18,200	9,844
Offshore Oil Engineering Co. Ltd., Class A Shares	1,400	1,320
Yantai Jereh Oilfield Services Group Co. Ltd., Class A Shares	300	4,205
Total Energy Equipment & Services		27,548
Oil, Gas & Consumable Fuels — 2.9%
Alamtri Resources Indonesia Tbk PT	39,200	5,951
Banpu PCL, NVDR	32,900	6,035
Bharat Petroleum Corp. Ltd.	8,365	24,782
Bukit Asam Persero Tbk PT	14,000	2,620
China Coal Energy Co. Ltd., Class A Shares	1,400	3,486
China Coal Energy Co. Ltd., Class H Shares	10,000	16,836
China Merchants Energy Shipping Co. Ltd., Class A Shares	2,400	5,685
China Petroleum & Chemical Corp., Class A Shares	10,500	8,939
China Petroleum & Chemical Corp., Class H Shares	96,000	54,978
China Shenhua Energy Co. Ltd., Class A Shares	2,100	14,214
China Shenhua Energy Co. Ltd., Class H Shares	14,000	82,355
China Suntien Green Energy Corp. Ltd., Class H Shares	7,000	3,491
Coal India Ltd.	9,534	45,278
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	1,400	4,459
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	6,000	13,722
Dian Swastatika Sentosa Tbk PT	5,222	20,280 *
Formosa Petrochemical Corp.	5,080	8,755
Guanghui Energy Co. Ltd., Class A Shares	2,100	2,028
HD Hyundai Co. Ltd.	175	27,307
Hindustan Petroleum Corp. Ltd.	4,032	14,258
Indian Oil Corp. Ltd.	15,799	22,554
See Notes to Financial Statements.

9
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	700	$3,048
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	4,200	9,034
Jizhong Energy Resources Co. Ltd., Class A Shares	1,400	1,164
Mangalore Refinery & Petrochemicals Ltd.	784	1,487
Oil & Natural Gas Corp. Ltd.	16,247	48,759
Oil India Ltd.	2,331	11,685
Petrindo Jaya Kreasi Tbk PT	71,400	4,453 *
PetroChina Co. Ltd., Class A Shares	9,100	16,061
PetroChina Co. Ltd., Class H Shares	88,000	120,660
Petronet LNG Ltd.	3,206	8,398
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	700	827
PTT Exploration & Production PCL, NVDR	5,600	27,423
PTT PCL, NVDR	51,800	54,973
Reliance Industries Ltd.	28,714	406,845
Semirara Mining & Power Corp.	3,500	1,651
Shaanxi Coal Industry Co. Ltd., Class A Shares	3,500	12,968
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	1,400	1,786
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	2,100	2,031
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	1,400	2,747
SK Innovation Co. Ltd.	294	20,865
S-Oil Corp.	168	11,550
Thai Oil PCL, NVDR	4,900	7,243
United Energy Group Ltd.	56,000	3,928
United Tractors Tbk PT	6,300	11,510
Yankuang Energy Group Co. Ltd., Class A Shares	1,400	3,922
Yankuang Energy Group Co. Ltd., Class H Shares	13,200	24,531
Total Oil, Gas & Consumable Fuels		1,207,562

Total Energy		1,235,110
Financials — 18.9%
Banks — 12.2%
Agricultural Bank of China Ltd., Class A Shares	28,000	27,162
Agricultural Bank of China Ltd., Class H Shares	133,000	94,489
Alliance Bank Malaysia Bhd	3,994	4,755
AMMB Holdings Bhd	11,900	19,368
AU Small Finance Bank Ltd.	2,212	19,653 (a)
Axis Bank Ltd.	9,660	118,274
Bandhan Bank Ltd.	3,171	4,726 (a)
Bangkok Bank PCL, NVDR	2,100	10,602
Bank Central Asia Tbk PT	206,800	78,488
Bank Mandiri Persero Tbk PT	182,000	50,548
Bank Negara Indonesia Persero Tbk PT	49,700	10,996
Bank of Baroda	4,340	11,329
Bank of Beijing Co. Ltd., Class A Shares	7,000	5,584
Bank of Changsha Co. Ltd., Class A Shares	1,400	1,952
Bank of Chengdu Co. Ltd., Class A Shares	1,400	3,470
Bank of China Ltd., Class A Shares	16,100	13,683
Bank of China Ltd., Class H Shares	287,000	181,933
See Notes to Financial Statements.

10
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of Communications Co. Ltd., Class A Shares	18,200	$18,446
Bank of Communications Co. Ltd., Class H Shares	28,000	25,142
Bank of East Asia Ltd.	4,200	7,002
Bank of Guiyang Co. Ltd., Class A Shares	1,400	1,180
Bank of Hangzhou Co. Ltd., Class A Shares	2,100	5,093
Bank of India	3,689	5,328
Bank of Jiangsu Co. Ltd., Class A Shares	6,300	9,961
Bank of Maharashtra	6,797	4,395
Bank of Nanjing Co. Ltd., Class A Shares	4,200	6,926
Bank of Ningbo Co. Ltd., Class A Shares	2,100	9,258
Bank of Shanghai Co. Ltd., Class A Shares	4,900	7,031
Bank of the Philippine Islands	8,050	13,238
Bank Rakyat Indonesia Persero Tbk PT	277,900	54,453
Bank Syariah Indonesia Tbk PT	14,000	1,738
BDO Unibank Inc.	9,590	17,807
BNK Financial Group Inc.	1,022	11,937
BOC Hong Kong Holdings Ltd.	15,000	81,886
Canara Bank	7,714	10,040
Chang Hwa Commercial Bank Ltd.	30,006	19,147
China Bohai Bank Co. Ltd., Class H Shares	14,000	1,429 *(a)
China CITIC Bank Corp. Ltd., Class A Shares	4,200	5,047
China CITIC Bank Corp. Ltd., Class H Shares	35,000	35,267
China Construction Bank Corp., Class A Shares	6,500	9,082
China Construction Bank Corp., Class H Shares	371,000	397,017
China Everbright Bank Co. Ltd., Class A Shares	15,400	7,157
China Everbright Bank Co. Ltd., Class H Shares	14,000	5,428
China Merchants Bank Co. Ltd., Class A Shares	7,000	39,851
China Merchants Bank Co. Ltd., Class H Shares	16,000	100,569
China Minsheng Banking Corp. Ltd., Class A Shares	11,900	6,530
China Minsheng Banking Corp. Ltd., Class H Shares	28,000	13,107
China Zheshang Bank Co. Ltd., Class A Shares	7,000	3,041
China Zheshang Bank Co. Ltd., Class H Shares	14,000	4,428
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	2,800	2,858
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	7,000	6,062
CIMB Group Holdings Bhd	35,000	65,263
CNPC Capital Co. Ltd., Class A Shares	2,800	4,135
CTBC Financial Holding Co. Ltd.	70,000	112,324
DBS Group Holdings Ltd.	8,500	374,879
E.Sun Financial Holding Co. Ltd.	64,652	64,207
Far Eastern International Bank	8,029	3,127
Federal Bank Ltd.	7,630	20,867
First Financial Holding Co. Ltd.	45,050	39,738
Hana Financial Group Inc.	1,127	78,437
HDFC Bank Ltd.	47,747	368,263
Hong Leong Bank Bhd	2,800	15,145
Hua Nan Financial Holdings Co. Ltd.	38,703	40,192
Huaxia Bank Co. Ltd., Class A Shares	4,900	5,193
See Notes to Financial Statements.

11
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
ICICI Bank Ltd.	22,225	$282,567
IDBI Bank Ltd.	2,156	1,398
IDFC First Bank Ltd.	17,920	11,119
iM Financial Group Co. Ltd.	602	6,568
Indian Bank	1,127	10,049
IndusInd Bank Ltd.	1,477	11,717 *
Industrial & Commercial Bank of China Ltd., Class A Shares	24,500	27,101
Industrial & Commercial Bank of China Ltd., Class H Shares	336,000	293,993
Industrial Bank Co. Ltd., Class A Shares	7,000	19,074
Industrial Bank of Korea	1,036	14,441
KakaoBank Corp.	770	12,040
Kasikornbank PCL, NVDR	7,400	42,856
KB Financial Group Inc.	1,505	139,431
Kotak Mahindra Bank Ltd.	23,044	85,860
Krung Thai Bank PCL, NVDR	25,200	26,744
Malayan Banking Bhd	31,500	88,377
Mega Financial Holding Co. Ltd.	50,260	60,447
Metropolitan Bank & Trust Co.	7,840	8,195
Oversea-Chinese Banking Corp. Ltd.	14,000	238,406
Ping An Bank Co. Ltd., Class A Shares	6,300	10,107
Postal Savings Bank of China Co. Ltd., Class A Shares	9,100	6,759
Postal Savings Bank of China Co. Ltd., Class H Shares	42,000	26,303 (a)
Public Bank Bhd	61,600	71,200
Punjab National Bank	9,436	10,004
RBL Bank Ltd.	2,009	6,137 (a)
RHB Bank Bhd	8,400	17,510
SCB X PCL, NVDR	7,000	30,564
Shanghai Commercial & Savings Bank Ltd.	14,000	17,079
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	11,200	16,508
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	2,800	3,693
Shinhan Financial Group Co. Ltd.	1,785	102,206
SinoPac Financial Holdings Co. Ltd.	49,000	47,054
State Bank of India	7,777	80,305
Taiwan Business Bank	29,440	13,813
Taiwan Cooperative Financial Holding Co. Ltd.	43,080	31,599
TMBThanachart Bank PCL, NVDR	154,000	10,740
TS Financial Holding Co. Ltd.	98,000	70,963
Union Bank of India Ltd.	6,321	10,943
United Overseas Bank Ltd.	5,200	147,719
Woori Financial Group Inc.	2,814	58,883
Yes Bank Ltd.	74,529	13,554 *
Total Banks		4,979,689
Capital Markets — 1.8%
360 ONE WAM Ltd.	1,108	11,093
Authum Investment & Infrastucture Ltd.	595	2,696
Beijing Compass Technology Development Co. Ltd., Class A Shares	200	2,817
BSE Ltd.	847	23,964
See Notes to Financial Statements.

12
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Caitong Securities Co. Ltd., Class A Shares	1,400	$1,545
Capital Securities Corp.	7,000	5,999
Central Depository Services India Ltd.	448	5,287
Changjiang Securities Co. Ltd., Class A Shares	2,100	2,086
China Cinda Asset Management Co. Ltd., Class H Shares	49,000	7,062
China CITIC Financial Asset Management Co. Ltd., Class H Shares	84,000	8,464 *(a)
China Everbright Ltd.	4,000	3,076
China Galaxy Securities Co. Ltd., Class A Shares	2,100	3,874
China Galaxy Securities Co. Ltd., Class H Shares	14,000	14,107
China Great Wall Securities Co. Ltd., Class A Shares	1,400	1,802
China International Capital Corp. Ltd., Class A Shares	1,000	4,690
China International Capital Corp. Ltd., Class H Shares	5,600	12,264 (a)
China Merchants Securities Co. Ltd., Class A Shares	2,800	6,259
China Merchants Securities Co. Ltd., Class H Shares	1,400	2,343 (a)
CITIC Securities Co. Ltd., Class A Shares	4,200	14,619
CITIC Securities Co. Ltd., Class H Shares	7,000	21,232
CRISIL Ltd.	91	3,609
CSC Financial Co. Ltd., Class A Shares	1,400	4,348
CSC Financial Co. Ltd., Class H Shares	3,500	4,625 (a)
Dongxing Securities Co. Ltd., Class A Shares	1,400	2,497
East Money Information Co. Ltd., Class A Shares	5,600	15,316
Everbright Securities Co. Ltd., Class A Shares	1,400	3,089
First Capital Securities Co. Ltd., Class A Shares	1,400	1,445
Founder Securities Co. Ltd., Class A Shares	2,800	2,753
GF Securities Co. Ltd., Class A Shares	2,100	5,461
GF Securities Co. Ltd., Class H Shares	4,200	7,714
Guolian Minsheng Securities Co. Ltd., Class A Shares	1,400	1,841
Guosen Securities Co. Ltd., Class A Shares	2,100	3,408
Guosheng Securities Inc., Class A Shares	700	1,444 *
Guotai Haitong Securities Co. Ltd., Class A Shares	4,260	10,233
Guotai Haitong Securities Co. Ltd., Class H Shares	12,128	20,697 (a)
Guoyuan Securities Co. Ltd., Class A Shares	1,400	1,555
HDFC Asset Management Co. Ltd.	826	19,302 (a)
Hithink RoyalFlush Information Network Co. Ltd., Class A Shares	200	8,644
Hong Kong Exchanges & Clearing Ltd.	5,000	247,825
Hongta Securities Co. Ltd., Class A Shares	700	776
Huaan Securities Co. Ltd., Class A Shares	1,400	1,125
Huatai Securities Co. Ltd., Class A Shares	2,200	5,670
Huatai Securities Co. Ltd., Class H Shares	5,600	10,578 (a)
Industrial Securities Co. Ltd., Class A Shares	2,800	2,380
J-Yuan Trust Co. Ltd., Class A Shares	3,500	1,297 *
Korea Investment Holdings Co. Ltd.	175	23,137
Minmetals Capital Co. Ltd., Class A Shares	1,400	1,082
Mirae Asset Securities Co. Ltd.	846	34,024
Motilal Oswal Financial Services Ltd.	623	4,156
Multi Commodity Exchange of India Ltd.	525	13,226
Nanjing Securities Co. Ltd., Class A Shares	1,400	1,486
See Notes to Financial Statements.

13
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
NH Investment & Securities Co. Ltd.	560	$10,822
Nippon Life India Asset Management Ltd.	714	6,035 (a)
Northeast Securities Co. Ltd., Class A Shares	700	817
Orient Securities Co. Ltd., Class A Shares	2,800	3,665
Orient Securities Co. Ltd., Class H Shares	2,800	1,928 (a)
Pacific Securities Co. Ltd., Class A Shares	2,100	1,140 *
Samsung Securities Co. Ltd.	266	16,047
SDIC Capital Co. Ltd., Class A Shares	2,100	2,107
Sealand Securities Co. Ltd., Class A Shares	2,100	1,164
Shanxi Securities Co. Ltd., Class A Shares	1,400	1,133
Shenwan Hongyuan Group Co. Ltd., Class A Shares	7,700	5,218
Shenwan Hongyuan Group Co. Ltd., Class H Shares	5,600	1,936 (a)
Singapore Exchange Ltd.	3,500	52,955
Sinolink Securities Co. Ltd., Class A Shares	1,400	1,699
SooChow Securities Co. Ltd., Class A Shares	1,400	1,589
Southwest Securities Co. Ltd., Class A Shares	2,800	1,682
Tianfeng Securities Co. Ltd., Class A Shares	2,800	1,500 *
Western Securities Co. Ltd., Class A Shares	1,400	1,476
Xiangcai Co. Ltd., Class A Shares	700	940 *
Yangzijiang Financial Holding Ltd.	9,800	1,899 *
Zheshang Securities Co. Ltd., Class A Shares	1,400	1,958
Zhongtai Securities Co. Ltd., Class A Shares	2,800	2,461
Total Capital Markets		740,193
Consumer Finance — 0.6%
Bajaj Finance Ltd.	11,834	100,007
Cholamandalam Financial Holdings Ltd.	434	6,247
Cholamandalam Investment and Finance Co. Ltd.	1,764	25,195
Krungthai Card PCL, NVDR	4,900	4,420
L&T Finance Ltd.	3,479	8,810
Lufax Holding Ltd., ADR	1,358	2,540 *(b)
Mahindra & Mahindra Financial Services Ltd.	2,695	8,129
Muangthai Capital PCL, NVDR	2,800	2,441
Muthoot Finance Ltd.	455	15,159
Poonawalla Fincorp Ltd.	1,092	4,242 *
Qfin Holdings Inc., ADR	376	4,854 (b)
Samsung Card Co. Ltd.	105	3,640
SBI Cards & Payment Services Ltd.	1,211	8,113
Shriram Finance Ltd.	5,908	54,322
Sundaram Finance Ltd.	294	13,563
Total Consumer Finance		261,682
Financial Services — 0.7%
Aditya Birla Capital Ltd.	2,611	8,045 *
Bajaj Finserv Ltd.	1,617	27,819
Bajaj Holdings & Investment Ltd.	112	10,327
Bajaj Housing Finance Ltd.	4,158	3,204 *
Chailease Holding Co. Ltd.	6,276	21,496
Far East Horizon Ltd.	7,000	6,286
See Notes to Financial Statements.

14
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Housing & Urban Development Corp. Ltd.	2,198	$3,698
Indian Railway Finance Corp. Ltd.	8,708	8,009 (a)
Indian Renewable Energy Development Agency Ltd.	3,024	3,475
Jiangsu Financial Leasing Co. Ltd., Class A Shares	2,100	2,043
Jio Financial Services Ltd.	13,293	31,407
Kakaopay Corp.	154	4,912 *
LIC Housing Finance Ltd.	1,267	6,616
Meritz Financial Group Inc.	294	21,383 *
One 97 Communications Ltd.	1,736	17,552 *
Piramal Finance Ltd.	483	9,342 *
Power Finance Corp. Ltd.	6,111	24,451
REC Ltd.	5,180	16,662
Yuanta Financial Holding Co. Ltd.	45,128	63,168
Total Financial Services		289,895
Insurance — 3.6%
AIA Group Ltd.	44,200	478,351
Cathay Financial Holding Co. Ltd.	39,000	85,759
China Life Insurance Co. Ltd., Class H Shares	31,500	98,837
China Pacific Insurance Group Co. Ltd., Class A Shares	2,100	11,277
China Pacific Insurance Group Co. Ltd., Class H Shares	11,200	45,542
China Reinsurance Group Corp., Class H Shares	28,000	5,250
China Taiping Insurance Holdings Co. Ltd.	5,600	14,628
DB Insurance Co. Ltd.	182	19,464
Fubon Financial Holding Co. Ltd.	35,325	95,025
General Insurance Corp. of India	1,351	5,170 (a)
Hanwha Life Insurance Co. Ltd.	1,169	3,381 *
HDFC Life Insurance Co. Ltd.	4,018	25,019 (a)
Hyundai Marine & Fire Insurance Co. Ltd.	231	4,547 *
ICICI Lombard General Insurance Co. Ltd.	1,008	18,179 (a)
ICICI Prudential Life Insurance Co. Ltd.	1,589	8,536 (a)
KGI Financial Holding Co. Ltd.	63,600	38,295
Max Financial Services Ltd.	1,106	17,383 *
New China Life Insurance Co. Ltd., Class A Shares	700	6,236
New China Life Insurance Co. Ltd., Class H Shares	4,200	24,792
New India Assurance Co. Ltd.	994	1,235 (a)
PB Fintech Ltd.	1,435	21,602 *
People’s Insurance Co. Group of China Ltd., Class A Shares	3,500	3,684
People’s Insurance Co. Group of China Ltd., Class H Shares	35,000	24,107
PICC Property & Casualty Co. Ltd., Class H Shares	28,000	50,927
Ping An Insurance Group Co. of China Ltd., Class A Shares	3,500	28,773
Ping An Insurance Group Co. of China Ltd., Class H Shares	28,000	212,316
Samsung Fire & Marine Insurance Co. Ltd.	133	38,251
Samsung Life Insurance Co. Ltd.	329	45,216
SBI Life Insurance Co. Ltd.	1,806	33,841 (a)
Star Health & Allied Insurance Co. Ltd.	1,036	4,997 *
Sunshine Insurance Group Co. Ltd., Class H Shares	10,500	4,861
Thai Life Insurance PCL, NVDR	8,400	2,649
See Notes to Financial Statements.

15
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
ZhongAn Online P&C Insurance Co. Ltd., Class H Shares	4,200	$6,830 *(a)
Total Insurance		1,484,960

Total Financials		7,756,419
Health Care — 3.6%
Biotechnology — 1.1%
3SBio Inc.	7,500	21,658 (a)
ABLBio Inc.	168	18,197 *
Akeso Inc.	3,000	49,820 *(a)
Alteogen Inc.	168	37,458
Beijing Tiantan Biological Products Corp. Ltd., Class A Shares	820	1,794
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A Shares	303	1,744 *
BeOne Medicines Ltd., Class H Shares	3,500	76,605 *
Biocon Ltd.	2,996	11,400
Celltrion Inc.	616	79,310
Chongqing Zhifei Biological Products Co. Ltd., Class A Shares	800	1,733 *
Green Cross Corp.	21	1,959
Hualan Biological Engineering Inc., Class A Shares	700	1,485
Imeik Technology Development Co. Ltd., Class A Shares	140	2,376
Innovent Biologics Inc.	7,000	75,802 *(a)
PharmaEssentia Corp.	1,201	22,540
Remegen Co. Ltd., Class H Shares	1,000	12,219 *(a)
Samsung Episholdings Co. Ltd.	28	9,031 *
Shanghai Junshi Biosciences Co. Ltd., Class H Shares	1,400	4,136 *(a)
Shanghai RAAS Blood Products Co. Ltd., Class A Shares	2,100	1,769
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H Shares	200	11,734 *
SK Bioscience Co. Ltd.	112	3,049 *
Walvax Biotechnology Co. Ltd., Class A Shares	700	1,256
Yili Chuanning Biotechnology Co. Ltd., Class A Shares	700	1,084
Zai Lab Ltd.	4,200	7,339 *
Total Biotechnology		455,498
Health Care Equipment & Supplies — 0.1%
HLB Inc.	518	17,113 *
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	300	1,472
Lepu Medical Technology Beijing Co. Ltd., Class A Shares	700	1,642
Microport Scientific Corp.	4,900	5,925 *
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	11,200	5,357
Shanghai United Imaging Healthcare Co. Ltd., Class A Shares	216	3,503
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	400	9,536
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A Shares	300	2,131
Top Glove Corp. Bhd	18,900	3,221
Total Health Care Equipment & Supplies		49,900
Health Care Providers & Services — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A Shares	2,855	3,931
Apollo Hospitals Enterprise Ltd.	413	32,304
Bangkok Dusit Medical Services PCL, NVDR	45,500	25,937
Bumrungrad Hospital PCL, NVDR	2,800	13,839
Dr Lal PathLabs Ltd.	336	4,648 (a)
See Notes to Financial Statements.

16
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Fortis Healthcare Ltd.	2,051	$17,191
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	700	2,317
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H Shares	1,100	2,350
Hanmi Science Co. ltd	84	2,035
Huadong Medicine Co. Ltd., Class A Shares	700	3,580
IHH Healthcare Bhd	13,300	29,497
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	1,806	1,380
Max Healthcare Institute Ltd.	3,157	32,030
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A Shares	1,400	1,141
Narayana Hrudayalaya Ltd.	294	4,976
Shanghai Pharmaceuticals Holding Co. Ltd., Class A Shares	700	1,728
Shanghai Pharmaceuticals Holding Co. Ltd., Class H Shares	2,800	4,125
Sinopharm Group Co. Ltd., Class H Shares	5,600	14,428
Sunway Healthcare Holdings bhd	1,050	519 *
Topchoice Medical Corp., Class A Shares	140	853
Total Health Care Providers & Services		198,809
Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	532	33,356
Genscript Biotech Corp.	5,000	6,983 *
Hangzhou Tigermed Consulting Co. Ltd., Class A Shares	300	2,338
Hangzhou Tigermed Consulting Co. Ltd., Class H Shares	700	3,700 (a)
Pharmaron Beijing Co. Ltd., Class A Shares	700	2,836
Pharmaron Beijing Co. Ltd., Class H Shares	1,400	3,361 (a)
Samsung Biologics Co. Ltd.	49	48,116 *(a)
Syngene International Ltd.	770	3,165 (a)
WuXi AppTec Co. Ltd., Class A Shares	1,000	14,204
WuXi AppTec Co. Ltd., Class H Shares	2,100	31,472 (a)
WuXi Biologics Cayman Inc.	15,666	65,979 *(a)
WuXi XDC Cayman Inc.	1,500	11,135 *
Total Life Sciences Tools & Services		226,645
Pharmaceuticals — 1.3%
Ajanta Pharma Ltd.	189	5,590
Alkem Laboratories Ltd.	189	10,559
Aurobindo Pharma Ltd.	1,176	16,173
Beijing Tong Ren Tang Co. Ltd., Class A Shares	700	2,816
Caliway Biopharmaceuticals Co. Ltd.	5,000	13,497 *
Celltrion Pharm Inc.	85	3,041
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	100	1,243
China Medical System Holdings Ltd.	7,000	11,946
China Resources Pharmaceutical Group Ltd.	7,000	5,161 (a)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	468	1,893
China Traditional Chinese Medicine Holdings Co. Ltd.	14,000	3,161
Cipla Ltd.	2,366	30,538
CSPC Innovation Pharmaceutical Co. Ltd., Class A Shares	700	3,219
CSPC Pharmaceutical Group Ltd.	35,000	40,624
Dong-E-E-Jiao Co. Ltd., Class A Shares	200	1,655
Dr Reddy’s Laboratories Ltd.	2,548	33,711
See Notes to Financial Statements.

17
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
GlaxoSmithKline Pharmaceuticals Ltd.	189	$4,549
Glenmark Pharmaceuticals Ltd.	609	13,687
Haisco Pharmaceutical Group Co. Ltd., Class A Shares	400	3,144
Hanmi Pharm Co. Ltd.	28	9,415
Hansoh Pharmaceutical Group Co. Ltd.	5,000	22,627 (a)
HUTCHMED China Ltd.	2,000	5,786 *
Ipca Laboratories Ltd.	602	10,163
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A Shares	2,100	16,790
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H Shares	800	6,581 *
Joincare Pharmaceutical Group Industry Co. Ltd., Class A Shares	700	1,135
Kalbe Farma Tbk PT	75,600	4,315
Laurus Labs Ltd.	1,526	15,971 (a)
Livzon Pharmaceutical Group Inc., Class A Shares	200	985
Livzon Pharmaceutical Group Inc., Class H Shares	700	2,448
Lupin Ltd.	1,029	25,103
Luye Pharma Group Ltd.	10,500	3,361 *(a)
Mankind Pharma Ltd.	490	10,362
Shanghai Allist Pharmaceuticals Co. Ltd., Class A Shares	134	1,863
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A Shares	700	2,699
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	2,000	5,056
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A Shares	400	3,551
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A Shares	720	1,755
Sichuan Biokin Pharmaceutical Co. Ltd., Class A Shares	100	4,025 *
Sichuan Kelun Pharmaceutical Co. Ltd., Class A Shares	700	3,516
Sino Biopharmaceutical Ltd.	42,000	31,553
SK Biopharmaceuticals Co. Ltd.	112	6,932 *
Sun Pharmaceutical Industries Ltd.	4,487	83,128
Torrent Pharmaceuticals Ltd.	448	19,933
Yuhan Corp.	224	13,864
Yunnan Baiyao Group Co. Ltd., Class A Shares	700	5,560
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A Shares	200	4,375
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A Shares	700	1,628
Zydus Lifesciences Ltd.	1,050	9,644
Total Pharmaceuticals		540,331

Total Health Care		1,471,183
Industrials — 9.2%
Aerospace & Defense — 0.9%
AECC Aero-Engine Control Co. Ltd., Class A Shares	400	1,257
AECC Aviation Power Co. Ltd., Class A Shares	800	5,567
AviChina Industry & Technology Co. Ltd., Class H Shares	14,000	5,928
Avicopter PLC, Class A Shares	200	978
Bharat Dynamics Ltd.	406	4,694
Bharat Electronics Ltd.	15,050	63,573
Hanwha Aerospace Co. Ltd.	140	114,164
Hanwha Systems Co. Ltd.	315	23,466
Hindustan Aeronautics Ltd.	805	29,596
Korea Aerospace Industries Ltd.	301	32,367
See Notes to Financial Statements.

18
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Aerospace & Defense — continued
Kuang-Chi Technologies Co. Ltd., Class A Shares	700	$3,890 *
LIG Nex1 Co. Ltd.	56	22,339
Mazagon Dock Shipbuilders Ltd.	336	7,316
Singapore Technologies Engineering Ltd.	6,300	52,787
Total Aerospace & Defense		367,922
Air Freight & Logistics — 0.3%
CJ Logistics Corp.	35	2,363
Hyundai Glovis Co. Ltd.	161	21,811
J&T Global Express Ltd.	25,200	32,496 *
JD Logistics Inc.	7,700	13,406 *(a)(b)
SF Holding Co. Ltd., Class A Shares	1,700	9,363
SF Holding Co. Ltd., Class H Shares	1,400	6,293
Sinotrans Ltd., Class A Shares	1,400	1,249
Sinotrans Ltd., Class H Shares	7,000	4,223
YTO Express Group Co. Ltd., Class A Shares	1,400	4,084
ZTO Express Cayman Inc.	1,750	42,075 (b)
Total Air Freight & Logistics		137,363
Building Products — 0.1%
Astral Ltd.	539	9,087
Beijing New Building Materials PLC, Class A Shares	700	2,643
Blue Star Ltd.	548	9,306
China Lesso Group Holdings Ltd.	7,000	4,410
Supreme Industries Ltd.	259	10,227
Taiwan Glass Industry Corp.	4,000	6,493 *
Xinyi Glass Holdings Ltd.	7,466	9,323
Total Building Products		51,489
Commercial Services & Supplies — 0.1%
China Everbright Environment Group Ltd.	14,000	9,589
Indian Railway Catering & Tourism Corp. Ltd.	1,281	6,679
KEPCO Plant Service & Engineering Co. Ltd.	98	3,551
S-1 Corp.	84	4,700
Taiwan Secom Co. Ltd.	980	3,479
Zhefu Holding Group Co. Ltd., Class A Shares	2,100	1,265
Total Commercial Services & Supplies		29,263
Construction & Engineering — 0.7%
China Communications Services Corp. Ltd., Class H Shares	10,000	5,382
China Conch Venture Holdings Ltd.	7,000	10,196
China Energy Engineering Corp. Ltd., Class A Shares	11,900	4,997
China Energy Engineering Corp. Ltd., Class H Shares	14,000	2,286
China National Chemical Engineering Co. Ltd., Class A Shares	2,100	2,673
China Railway Group Ltd., Class A Shares	7,000	5,503
China Railway Group Ltd., Class H Shares	21,000	10,821
China State Construction Engineering Corp. Ltd., Class A Shares	13,300	9,648
China State Construction International Holdings Ltd.	6,000	6,375
Gamuda Bhd	22,400	20,635
GS Engineering & Construction Corp.	287	4,703
Hyundai Engineering & Construction Co. Ltd.	308	28,575
See Notes to Financial Statements.

19
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
IJM Corp. Bhd	14,000	$7,572
IRB Infrastructure Developers Ltd.	17,486	4,082
Larsen & Toubro Ltd.	2,842	104,995
Metallurgical Corp. of China Ltd., Class A Shares	5,600	2,432
Metallurgical Corp. of China Ltd., Class H Shares	14,000	2,911
Power Construction Corp. of China Ltd., Class A Shares	5,600	4,654
Rail Vikas Nigam Ltd.	2,520	6,633
Samsung E&A Co. Ltd.	651	15,174
Shanghai Construction Group Co. Ltd., Class A Shares	3,500	1,388
Shanghai Tunnel Engineering Co. Ltd., Class A Shares	1,400	1,289
Shenzhen SED Industry Co. Ltd., Class A Shares	700	1,830
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	2,100	3,062
Sinoma International Engineering Co., Class A Shares	700	1,047
Sinopec Engineering Group Co. Ltd., Class H Shares	7,000	5,250
United Integrated Services Co. Ltd.	700	17,976
Voltas Ltd.	994	13,339
Total Construction & Engineering		305,428
Electrical Equipment — 2.2%
ABB India Ltd.	224	14,032
Bharat Heavy Electricals Ltd.	6,139	15,890
Bizlink Holding Inc.	750	40,820
CG Power & Industrial Solutions Ltd.	2,807	19,386
China XD Electric Co. Ltd., Class A Shares	2,100	4,625
CNGR Advanced Material Co. Ltd., Class A Shares	280	2,003
Contemporary Amperex Technology Co. Ltd., Class A Shares	1,400	81,425
Contemporary Amperex Technology Co. Ltd., Class H Shares	600	46,950
Dongfang Electric Corp. Ltd., Class A Shares	700	3,552
Dongfang Electric Corp. Ltd., Class H Shares	1,400	6,071
Doosan Enerbility Co. Ltd.	1,855	111,180 *
Ecopro BM Co. Ltd.	203	25,474
Ecopro Co. Ltd.	420	38,253
Ecopro Materials Co. Ltd.	112	4,899 *
Eve Energy Co. Ltd., Class A Shares	700	6,307
Fangda Carbon New Material Co. Ltd., Class A Shares	1,400	1,155
Fortune Electric Co. Ltd.	641	15,779
GE Vernova T&D India Ltd.	518	19,881
GEM Co. Ltd., Class A Shares	1,400	1,599
Goldwind Science & Technology Co. Ltd., Class A Shares	1,400	5,331
Goldwind Science & Technology Co. Ltd., Class H Shares	2,800	5,100
Goneo Group Co. Ltd., Class A Shares	280	1,697
Gotion High-tech Co. Ltd., Class A Shares	700	3,618
Havells India Ltd.	938	11,774
HD Hyundai Electric Co. Ltd.	91	49,432
Hitachi Energy India Ltd.	56	14,309
Hyosung Heavy Industries Corp.	21	33,674
Jiangsu Zhongtian Technology Co. Ltd., Class A Shares	1,400	6,099
KEI Industries Ltd.	266	11,324
See Notes to Financial Statements.

20
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
L&F Co. Ltd.	112	$10,523 *
LG Energy Solution Ltd.	175	45,074 *
LS Corp.	70	11,700
LS Electric Co. Ltd.	63	29,533
Ming Yang Smart Energy Group Ltd., Class A Shares	700	1,720
NARI Technology Co. Ltd., Class A Shares	2,800	10,536
Ningbo Deye Technology Co. Ltd., Class A Shares	252	4,796
Ningbo Orient Wires & Cables Co. Ltd., Class A Shares	200	1,753
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	400	1,519
Polycab India Ltd.	217	15,657
POSCO Future M Co. Ltd.	140	18,601
Qingdao TGOOD Electric Co. Ltd., Class A Shares	700	2,757
Shanghai Electric Group Co. Ltd., Class A Shares	4,200	4,841 *
Shanghai Electric Group Co. Ltd., Class H Shares	14,000	6,589 *
Shanghai Moons’ Electric Co. Ltd., Class A Shares	200	1,650
Shenzhen Megmeet Electrical Co. Ltd., Class A Shares	200	2,815
Shihlin Electric & Engineering Corp.	1,000	5,583
Siemens Energy India Ltd.	357	9,656
SK IE Technology Co. Ltd.	119	1,651 *(a)
Sungrow Power Supply Co. Ltd., Class A Shares	700	15,280
Sunwoda Electronic Co. Ltd., Class A Shares	700	2,555
Suzlon Energy Ltd.	46,200	19,269 *
Tatung Co. Ltd.	3,700	3,611
TBEA Co. Ltd., Class A Shares	2,120	8,134
Teco Electric and Machinery Co. Ltd.	7,000	13,137
Voltronic Power Technology Corp.	290	6,567
Walsin Lihwa Corp.	13,059	12,316
Wolong Electric Group Co. Ltd., Class A Shares	720	3,870
Xuji Electric Co. Ltd., Class A Shares	400	1,574
Zhejiang Chint Electrics Co. Ltd., Class A Shares	700	3,309
Zhejiang Huayou Cobalt Co. Ltd., Class A Shares	700	5,952
Total Electrical Equipment		884,167
Ground Transportation — 0.2%
BTS Group Holdings PCL, NVDR	38,500	2,521 *
ComfortDelGro Corp. Ltd.	9,100	10,157
Container Corp. of India Ltd.	1,452	6,511
Daqin Railway Co. Ltd., Class A Shares	7,000	5,432
Full Truck Alliance Co. Ltd., ADR	3,066	25,448 (b)
MTR Corp. Ltd.	7,000	28,553
Total Ground Transportation		78,622
Industrial Conglomerates — 1.6%
3M India Ltd.	14	4,446
Apar Industries Ltd.	70	7,292
Astra International Tbk PT	84,000	30,892
Ayala Corp.	1,190	9,863
China Baoan Group Co. Ltd., Class A Shares	700	893
CITIC Ltd.	21,000	31,660
See Notes to Financial Statements.

21
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — continued
CJ Corp.	56	$6,910
CK Hutchison Holdings Ltd.	11,500	87,421
CTF Services Ltd.	4,400	4,411
DMCI Holdings Inc.	16,100	2,645
Doosan Co. Ltd.	28	18,756
Far Eastern New Century Corp.	14,000	11,517
Fosun International Ltd.	10,500	5,545
Godrej Industries Ltd.	168	1,327 *
GS Holdings Corp.	182	7,581
GT Capital Holdings Inc.	420	3,595
Hanwha Corp.	119	8,321
Jardine Cycle & Carriage Ltd.	200	5,365
Jardine Matheson Holdings Ltd.	750	53,363
JG Summit Holdings Inc.	13,300	6,042
Keppel Ltd.	5,600	51,089
LG Corp.	371	20,056
Lotte Corp.	119	2,121
LT Group Inc.	8,400	2,027
Samsung C&T Corp.	336	55,611
Shanghai Industrial Holdings Ltd.	2,000	3,584
Siemens Ltd.	371	11,480 *
Sime Darby Bhd	17,500	9,768
SK Inc.	154	30,264
SK Square Co. Ltd.	378	115,129 *
Sunway Bhd	11,200	13,277
Swire Pacific Ltd., Class A Shares	1,500	16,329
Swire Pacific Ltd., Class B Shares	2,500	4,082
Total Industrial Conglomerates		642,662
Machinery — 1.7%
AIA Engineering Ltd.	133	5,099
Airtac International Group	630	19,568
Ashok Leyland Ltd.	12,040	19,565
China CSSC Holdings Ltd., Class A Shares	2,800	12,503
China International Marine Containers Group Co. Ltd., Class A Shares	700	1,098
China International Marine Containers Group Co. Ltd., Class H Shares	3,500	4,353
Cochin Shipyard Ltd.	371	4,667 (a)
CRRC Corp. Ltd., Class A Shares	8,400	7,711
CRRC Corp. Ltd., Class H Shares	21,000	13,580
Cummins India Ltd.	581	27,566
Doosan Bobcat Inc.	203	7,541
Escorts Kubota Ltd.	140	4,045
FAW Jiefang Group Co. Ltd., Class A Shares	700	673
Guangxi Liugong Machinery Co. Ltd., Class A Shares	700	945
Haitian International Holdings Ltd.	3,000	7,699
Han’s Laser Technology Industry Group Co. Ltd., Class A Shares	300	2,662
Hanwha Ocean Co. Ltd.	525	41,201 *
HD Hyundai Heavy Industries Co. Ltd.	130	39,467
See Notes to Financial Statements.

22
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
HD Hyundai Marine Solution Co. Ltd.	70	$8,208
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	189	42,448
Hiwin Technologies Corp.	1,400	10,006
Hyundai Rotem Co. Ltd.	308	34,085
Jiangsu Hengli Hydraulic Co. Ltd., Class A Shares	596	8,284
Keda Industrial Group Co. Ltd., Class A Shares	700	1,610
Rainbow Robotics	35	11,905 *
RoboTechnik Intelligent Technology Co. Ltd., Class A Shares	100	5,511
Samsung Heavy Industries Co. Ltd.	2,688	42,909 *
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	7,047
Sany Heavy Industry Co. Ltd., Class A Shares	2,800	7,792
Seatrium Ltd.	9,100	16,646
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	300	3,439
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B Shares	1,400	1,830
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B Shares	4,900	1,259
Shenzhen Envicool Technology Co. Ltd., Class A Shares	300	3,664
Shenzhen Inovance Technology Co. Ltd., Class A Shares	900	8,731
Siasun Robot & Automation Co. Ltd., Class A Shares	700	1,491 *
Sinotruk Hong Kong Ltd.	3,500	17,312
Tata Motors Ltd.	8,758	36,454 *
Techtronic Industries Co. Ltd.	5,750	74,880
Thermax Ltd.	126	4,332
Tian Di Science & Technology Co. Ltd., Class A Shares	1,400	1,159
UBTech Robotics Corp. Ltd., Class H Shares	1,050	11,437 *
Weichai Power Co. Ltd., Class A Shares	2,100	7,370
Weichai Power Co. Ltd., Class H Shares	8,000	27,877
XCMG Construction Machinery Co. Ltd., Class A Shares	4,200	6,130
Yangzijiang Shipbuilding Holdings Ltd.	10,500	30,764
Yutong Bus Co. Ltd., Class A Shares	700	3,634
ZCZL Industrial Technology Group Co. Ltd.	700	2,067
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	700	4,310
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H Shares	2,100	7,511
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	2,100	9,760
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	2,800	3,486
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	7,000	7,723
Total Machinery		693,014
Marine Transportation — 0.4%
COSCO Shipping Holdings Co. Ltd., Class A Shares	4,200	9,128
COSCO Shipping Holdings Co. Ltd., Class H Shares	10,500	19,955
Evergreen Marine Corp. Taiwan Ltd.	4,690	29,267
HMM Co. Ltd.	1,141	14,579
MISC Bhd	8,400	17,509
Orient Overseas International Ltd.	500	8,871
Pan Ocean Co. Ltd.	1,113	3,557
SITC International Holdings Co. Ltd.	5,000	21,734
U-Ming Marine Transport Corp.	1,750	3,175
Wan Hai Lines Ltd.	4,900	11,817
See Notes to Financial Statements.

23
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — continued
Yang Ming Marine Transport Corp.	7,700	$12,524
Yangzijiang Maritime Development Ltd.	7,700	3,103 *
Total Marine Transportation		155,219
Passenger Airlines — 0.3%
Air China Ltd., Class A Shares	4,200	4,092 *
Air China Ltd., Class H Shares	8,000	4,663 *
Cathay Pacific Airways Ltd.	5,000	7,155
China Airlines Ltd.	14,000	7,839
China Eastern Airlines Corp. Ltd., Class A Shares	6,300	3,877 *
China Southern Airlines Co. Ltd., Class A Shares	4,200	3,436 *
China Southern Airlines Co. Ltd., Class H Shares	6,000	2,985 *
Eva Airways Corp.	14,000	14,867
Hainan Airlines Holding Co. Ltd., Class A Shares	14,000	2,939 *
InterGlobe Aviation Ltd.	805	33,469 (a)
Juneyao Airlines Co. Ltd., Class A Shares	700	1,215
Korean Air Lines Co. Ltd.	756	11,624
Singapore Airlines Ltd.	6,300	32,229
Spring Airlines Co. Ltd., Class A Shares	300	2,007
Total Passenger Airlines		132,397
Professional Services — 0.0%††
Kanzhun Ltd., ADR	1,400	18,746 (b)
L&T Technology Services Ltd.	119	3,917 (a)
Total Professional Services		22,663
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	1,106	20,509
BOC Aviation Ltd.	700	6,897 (a)
COSCO Shipping Development Co. Ltd., Class A Shares	3,500	1,368
COSCO Shipping Development Co. Ltd., Class H Shares	14,000	2,018
Posco International Corp.	203	9,476
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	700	1,125
Xiamen C & D Inc., Class A Shares	700	900
Total Trading Companies & Distributors		42,293
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	3,311	45,821
Airports of Thailand PCL, NVDR	16,100	25,385
Anhui Expressway Co. Ltd., Class H Shares	2,000	3,788
Bangkok Expressway & Metro PCL, NVDR	25,900	4,123
Beijing Capital International Airport Co. Ltd., Class H Shares	8,000	1,867 *
Beijing-Shanghai High Speed Railway Co. Ltd., Class A Shares	14,000	10,257
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	2,100	2,998
China Merchants Port Holdings Co. Ltd.	5,110	9,542
COSCO Shipping Ports Ltd.	4,161	2,739
GMR Airports Ltd.	10,633	9,501 *
Hutchison Port Holdings Trust, Class U Shares	23,100	4,735
International Container Terminal Services Inc.	4,620	52,322
Jasa Marga Persero Tbk PT	6,300	1,138
Jiangsu Expressway Co. Ltd., Class A Shares	700	1,221
See Notes to Financial Statements.

24
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Jiangsu Expressway Co. Ltd., Class H Shares	4,000	$5,148
JSW Infrastructure Ltd.	1,470	3,732
Liaoning Port Co. Ltd., Class A Shares	6,300	1,496
Ningbo Zhoushan Port Co. Ltd., Class A Shares	2,100	1,244
SATS Ltd.	3,500	9,549
Shandong Hi-speed Co. Ltd., Class A Shares	700	1,084
Shanghai International Airport Co. Ltd., Class A Shares	1,000	3,999
Shanghai International Port Group Co. Ltd., Class A Shares	3,500	2,579
Shenzhen Expressway Corp. Ltd., Class H Shares	2,000	1,916
Shenzhen International Holdings Ltd.	7,000	6,366
SIA Engineering Co. Ltd.	700	1,758
Taiwan High Speed Rail Corp.	7,000	5,769
TangShan Port Group Co. Ltd., Class A Shares	2,100	1,426
Zhejiang Expressway Co. Ltd., Class H Shares	7,000	6,411
Total Transportation Infrastructure		227,914

Total Industrials		3,770,416
Information Technology — 34.0%
Communications Equipment — 0.6%
Accton Technology Corp.	2,036	96,164
BYD Electronic International Co. Ltd.	3,500	12,321
Fiberhome Telecommunication Technologies Co. Ltd., Class A Shares	400	2,924
Glarun Technology Co. Ltd., Class A Shares	700	2,580
Guangzhou Haige Communications Group Inc. Co., Class A Shares	700	1,519
Hengtong Optic-electric Co. Ltd., Class A Shares	700	5,337
Shenzhen Sunway Communication Co. Ltd., Class A Shares	400	3,762
Suzhou TFC Optical Communication Co. Ltd., Class A Shares	296	12,926
VTech Holdings Ltd.	700	5,277
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A Shares	100	4,481
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H Shares	1,500	35,012 (a)
Yealink Network Technology Corp. Ltd., Class A Shares	420	1,991
Zhongji Innolight Co. Ltd., Class A Shares	380	31,328
ZTE Corp., Class A Shares	1,400	6,576
ZTE Corp., Class H Shares	2,800	7,785
Total Communications Equipment		229,983
Electronic Equipment, Instruments & Components — 4.3%
AAC Technologies Holdings Inc.	3,000	12,666
Accelink Technologies Co. Ltd., Class A Shares	300	3,662
AUO Corp.	21,000	9,525
Avary Holding Shenzhen Co. Ltd., Class A Shares	700	5,287
BOE Technology Group Co. Ltd., Class A Shares	14,000	7,926
BOE Technology Group Co. Ltd., Class B Shares	4,200	1,655
Chaozhou Three-Circle Group Co. Ltd., Class A Shares	700	5,356
China Railway Signal & Communication Corp. Ltd., Class A Shares	2,333	1,919
China Railway Signal & Communication Corp. Ltd., Class H Shares	7,000	3,089 (a)
Chroma ATE Inc.	1,500	68,736
Delta Electronics Inc.	8,100	349,640
Delta Electronics Thailand PCL, NVDR	11,900	93,454
See Notes to Financial Statements.

25
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
E Ink Holdings Inc.	3,500	$14,944
Elite Material Co. Ltd.	1,197	97,348
Eoptolink Technology Inc. Ltd., Class A Shares	380	24,365
Everdisplay Optronics Shanghai Co. Ltd., Class A Shares	3,500	1,155 *
FIT Hon Teng Ltd.	7,000	6,098 *(a)
Foxconn Industrial Internet Co. Ltd., Class A Shares	4,200	31,293
Foxconn Technology Co. Ltd.	4,080	6,445
Genius Electronic Optical Co. Ltd.	350	4,790
GoerTek Inc., Class A Shares	1,400	4,532
Gold Circuit Electronics Ltd.	1,400	37,660
Hanwha Vision Co. Ltd.	147	6,814 *
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	700	1,885
Hgtech Co. Ltd., Class A Shares	300	4,496
Hon Hai Precision Industry Co. Ltd.	50,800	297,936
Honeywell Automation India Ltd.	9	2,498
Innolux Corp.	30,400	22,679
IRICO Display Devices Co. Ltd., Class A Shares	1,400	1,133 *
IsuPetasys Co. Ltd.	231	14,780
Kaynes Technology India Ltd.	126	4,556 *
Kingboard Holdings Ltd.	3,500	14,669
Kingboard Laminates Holdings Ltd.	3,500	8,544
Largan Precision Co. Ltd.	408	27,502
Lens Technology Co. Ltd., Class A Shares	2,100	8,507
Lens Technology Co. Ltd., Class H Shares	1,400	3,607
Leyard Optoelectronic Co. Ltd., Class A Shares	700	726
LG Display Co. Ltd.	1,260	8,926 *
LG Innotek Co. Ltd.	63	12,072
Lingyi iTech Guangdong Co., Class A Shares	2,800	5,201
Lotes Co. Ltd.	350	22,443
Luxshare Precision Industry Co. Ltd., Class A Shares	2,800	19,970
Maxscend Microelectronics Co. Ltd., Class A Shares	260	3,001
Nan Ya Printed Circuit Board Corp.	910	14,858
OFILM Group Co. Ltd., Class A Shares	1,400	1,751 *
Samsung Electro-Mechanics Co. Ltd.	231	61,458
Samsung SDI Co. Ltd.	256	68,193 *
Shannon Semiconductor Technology Co. Ltd., Class A Shares	200	3,638
Shengyi Electronics Co. Ltd., Class A Shares	204	2,471
Shengyi Technology Co. Ltd., Class A Shares	700	5,490
Shennan Circuits Co. Ltd., Class A Shares	200	6,356
Shenzhen Kaifa Technology Co. Ltd., Class A Shares	700	2,614
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	300	2,449
Sunny Optical Technology Group Co. Ltd.	2,800	19,089
SUPCON Technology Co. Ltd., Class A Shares	214	1,997
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	700	10,470
Synnex Technology International Corp.	5,300	12,566
TCL Technology Group Corp., Class A Shares	6,300	3,895
Tianma Microelectronics Co. Ltd., Class A Shares	700	802 *
See Notes to Financial Statements.

26
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Tripod Technology Corp.	2,000	$21,176
Unimicron Technology Corp.	5,860	81,475
Unisplendour Corp. Ltd., Class A Shares	1,400	5,047
Universal Scientific Industrial Shanghai Co. Ltd., Class A Shares	700	3,345
Venture Corp. Ltd.	1,166	13,918
Victory Giant Technology Huizhou Co. Ltd., Class A Shares	300	10,902
Walsin Technology Corp.	1,400	5,124
WPG Holdings Ltd.	7,000	19,268
WT Microelectronics Co. Ltd.	4,000	27,150
Wuhan Guide Infrared Co. Ltd., Class A Shares	1,400	2,572 *
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	700	7,700
Yageo Corp.	6,678	50,863
Zhejiang Crystal-Optech Co. Ltd., Class A Shares	700	2,234
Zhejiang Dahua Technology Co. Ltd., Class A Shares	1,400	3,416
Zhen Ding Technology Holding Ltd.	3,050	19,701
Total Electronic Equipment, Instruments & Components		1,775,478
IT Services — 1.4%
Beijing Sinnet Technology Co. Ltd., Class A Shares	700	1,735
Beijing Ultrapower Software Co. Ltd., Class A Shares	700	945
Coforge Ltd.	1,442	16,947
DHC Software Co. Ltd., Class A Shares	1,400	1,613
GDS Holdings Ltd., Class A Shares	3,500	17,249 *(b)
HCL Technologies Ltd.	4,438	62,774
Hexaware Technologies Ltd.	658	2,948
Hyundai Autoever Corp.	28	6,554
Infosys Ltd.	14,490	191,054
LG CNS Co. Ltd.	203	7,395
LTIMindtree Ltd.	392	16,589 (a)
Mphasis Ltd.	560	12,121
Persistent Systems Ltd.	434	22,317
Posco DX Co. Ltd.	238	4,576
Range Intelligent Computing Technology Group Co. Ltd., Class A Shares	700	8,189
Samsung SDS Co. Ltd.	168	16,464
Tata Consultancy Services Ltd.	4,312	107,240
Tata Technologies Ltd.	763	4,096
Tech Mahindra Ltd.	2,618	38,201
Wangsu Science & Technology Co. Ltd., Class A Shares	700	1,713
Wipro Ltd.	11,865	23,473
Total IT Services		564,193
Semiconductors & Semiconductor Equipment — 19.9%
Advanced Micro-Fabrication Equipment Inc. China, Class A Shares	245	10,868
Alchip Technologies Ltd.	347	26,972
ASE Technology Holding Co. Ltd.	14,000	143,854
ASMedia Technology Inc.	160	5,330
ASMPT Ltd.	1,400	17,732
ASPEED Technology Inc.	116	38,824
Biwin Storage Technology Co. Ltd., Class A Shares	203	6,231 *
See Notes to Financial Statements.

27
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Cambricon Technologies Corp. Ltd., Class A Shares	120	$17,079 *
China Resources Microelectronics Ltd., Class A Shares	395	2,547
Daqo New Energy Corp., ADR	182	3,871 *
eMemory Technology Inc.	287	23,610
Flat Glass Group Co. Ltd., Class A Shares	700	1,438 *
Flat Glass Group Co. Ltd., Class H Shares	2,000	2,191 *
GalaxyCore Inc., Class A Shares	1,400	2,627
GCL Technology Holdings Ltd.	119,000	13,053 *
GigaDevice Semiconductor Inc., Class A Shares	200	6,895
Global Unichip Corp.	350	23,702
Globalwafers Co. Ltd.	1,090	14,337
Hangzhou Chang Chuan Technology Co. Ltd., Class A Shares	200	3,505
Hangzhou First Applied Material Co. Ltd., Class A Shares	734	1,865
Hangzhou Silan Microelectronics Co. Ltd., Class A Shares	700	2,587
Hanmi Semiconductor Co. Ltd.	175	28,678
Hua Hong Semiconductor Ltd., Class H Shares	3,000	29,712 *(a)
Hygon Information Technology Co. Ltd., Class A Shares	800	24,354
InnoScience Suzhou Technology Holding Co. Ltd., Class H Shares	1,400	8,964 *
JA Solar Technology Co. Ltd., Class A Shares	1,236	1,951 *
JCET Group Co. Ltd., Class A Shares	700	3,927
Jentech Precision Industrial Co. Ltd.	350	41,547
Jinko Solar Co. Ltd., Class A Shares	4,200	3,959 *
King Yuan Electronics Co. Ltd.	4,000	32,656
LONGi Green Energy Technology Co. Ltd., Class A Shares	2,800	7,111 *
MediaTek Inc.	6,200	288,958
Montage Technology Co. Ltd., Class A Shares	506	9,178
MPI Corp.	350	39,357
Nanya Technology Corp.	4,770	29,617 *
National Silicon Industry Group Co. Ltd., Class A Shares	1,400	3,426 *
NAURA Technology Group Co. Ltd., Class A Shares	300	19,416
Nexchip Semiconductor Corp., Class A Shares	595	2,273
Novatek Microelectronics Corp.	2,450	29,083
OmniVision Integrated Circuits Group Inc.	500	6,875
Parade Technologies Ltd.	350	5,211
Phison Electronics Corp.	700	32,843
Powerchip Semiconductor Manufacturing Corp.	14,000	23,253 *
Powertech Technology Inc.	2,800	16,378
Premier Energies Ltd.	399	3,751 (a)
Realtek Semiconductor Corp.	2,100	31,398
Rockchip Electronics Co. Ltd., Class A Shares	100	2,204
Sanan Optoelectronics Co. Ltd., Class A Shares	2,100	3,548
SG Micro Corp., Class A Shares	253	2,477
Shanghai Aiko Solar Energy Co. Ltd., Class A Shares	700	1,420 *
Shanghai Fudan Microelectronics Group Co. Ltd., Class H Shares	1,000	4,900
Shenzhen Techwinsemi Technology Co. Ltd., Class A Shares	100	5,503
Silergy Corp.	1,470	12,921
Sino-American Silicon Products Inc.	2,520	8,474
See Notes to Financial Statements.

28
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
SK hynix Inc.	2,275	$1,198,658
Suzhou Maxwell Technologies Co. Ltd., Class A Shares	100	3,311
Taiwan Semiconductor Manufacturing Co. Ltd.	102,329	5,633,376
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A Shares	1,400	1,780 *
Tianshui Huatian Technology Co. Ltd., Class A Shares	1,400	2,359
TongFu Microelectronics Co. Ltd., Class A Shares	700	4,189
Tongwei Co. Ltd., Class A Shares	1,400	3,349 *
Trina Solar Co. Ltd., Class A Shares	780	1,861 *
Unigroup Guoxin Microelectronics Co. Ltd., Class A Shares	319	3,050
United Microelectronics Corp.	49,370	87,251
Vanguard International Semiconductor Corp.	4,579	16,614
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	200	5,858 *
WAAREE Energies Ltd.	336	11,016
Win Semiconductors Corp.	1,470	16,162
Winbond Electronics Corp.	12,734	35,928
Xinyi Solar Holdings Ltd.	19,250	7,145
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A Shares	700	4,167
Total Semiconductors & Semiconductor Equipment		8,170,515
Software — 0.3%
360 Security Technology Inc., Class A Shares	2,800	4,338
Beijing Kingsoft Office Software Inc., Class A Shares	128	4,329
Beijing Shiji Information Technology Co. Ltd., Class A Shares	700	998
China National Software & Service Co. Ltd., Class A Shares	260	1,365 *
Empyrean Technology Co. Ltd., Class A Shares	200	2,349
Horizon Robotics	37,800	31,917 *
Hundsun Technologies Inc., Class A Shares	700	2,587
Iflytek Co. Ltd., Class A Shares	700	4,683
Jiangsu Hoperun Software Co. Ltd., Class A Shares	300	1,684
Kingdee International Software Group Co. Ltd.	12,000	13,117 *(b)
KPIT Technologies Ltd.	644	4,310
NavInfo Co. Ltd., Class A Shares	700	939 *
Newland Digital Technology Co. Ltd., Class A Shares	700	2,037
Oracle Financial Services Software Ltd.	98	6,955
Pony AI Inc.	700	6,608 *
SenseTime Group Inc., Class B Shares	126,000	29,571 *(a)(b)
Shanghai Baosight Software Co. Ltd., Class A Shares	892	2,970
Shanghai Baosight Software Co. Ltd., Class B Shares	3,580	3,702
Shanghai Stonehill Technology Co. Ltd., Class A Shares	2,100	2,743 *
Tata Elxsi Ltd.	147	6,163
Thunder Software Technology Co. Ltd., Class A Shares	200	1,692
Yonyou Network Technology Co. Ltd., Class A Shares	1,400	2,359 *
Total Software		137,416
Technology Hardware, Storage & Peripherals — 7.5%
Acer Inc.	14,000	11,933
Advantech Co. Ltd.	2,030	20,224
Anker Innovations Technology Co. Ltd., Class A Shares	200	3,133
Asia Vital Components Co. Ltd.	1,428	88,887
See Notes to Financial Statements.

29
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Asustek Computer Inc.	2,940	$50,487
Catcher Technology Co. Ltd.	2,310	13,584
Chicony Electronics Co. Ltd.	2,630	9,831
China Greatwall Technology Group Co. Ltd., Class A Shares	1,400	2,982 *
Compal Electronics Inc.	14,000	11,802
Gigabyte Technology Co. Ltd.	2,380	16,564
GRG Banking Equipment Co. Ltd., Class A Shares	700	1,152
HTC Corp.	2,800	3,433 *
Huaqin Technology Co. Ltd., Class A Shares	300	3,481
IEIT Systems Co. Ltd., Class A Shares	700	5,684
Inventec Corp.	10,000	12,527
King Slide Works Co. Ltd.	234	23,239
Legend Holdings Corp., Class H Shares	2,800	2,868 *(a)
Lenovo Group Ltd.	31,500	36,762
Lite-On Technology Corp.	7,900	34,719
Micro-Star International Co. Ltd.	2,800	7,444
Ninestar Corp., Class A Shares	700	1,677 *
Pegatron Corp.	8,365	19,938
Quanta Computer Inc.	11,170	97,305
Samsung Electronics Co. Ltd.	19,796	2,160,997
Sharetronic Data Technology Co. Ltd., Class A Shares	100	3,031
Shenzhen Longsys Electronics Co. Ltd., Class A Shares	200	8,603 *
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	374	2,970
Transcend Information Inc.	840	5,544
Tsinghua Tongfang Co. Ltd., Class A Shares	1,400	1,601 *
Wistron Corp.	13,237	50,720
Wiwynn Corp.	420	43,353
Xiaomi Corp., Class B Shares	72,800	294,907 *(a)(b)
Total Technology Hardware, Storage & Peripherals		3,051,382

Total Information Technology		13,928,967
Materials — 4.5%
Chemicals — 1.3%
Aarti Industries Ltd.	931	3,917
Asia - Potash International Investment Guangzhou Co. Ltd., Class A Shares	300	2,654 *
Asian Paints Ltd.	1,932	44,104
Avia Avian Tbk PT	45,000	969
Barito Pacific Tbk PT	86,800	6,972 *
Bayer CropScience Ltd.	56	2,743
Berger Paints India Ltd.	1,064	4,599
Castrol India Ltd.	2,009	3,675
Coromandel International Ltd.	511	10,289
Deepak Nitrite Ltd.	273	3,704
Eternal Materials Co. Ltd.	3,500	6,306
Formosa Chemicals & Fibre Corp.	14,000	19,684
Formosa Plastics Corp.	17,640	25,326
Ganfeng Lithium Group Co. Ltd., Class A Shares	700	7,944
Ganfeng Lithium Group Co. Ltd., Class H Shares	2,100	19,486 (a)
See Notes to Financial Statements.

30
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Guangzhou Tinci Materials Technology Co. Ltd., Class A Shares	700	$4,662
Gujarat Fluorochemicals Ltd.	154	4,917
Hanwha Solutions Corp.	441	10,696 *
Hengli Petrochemical Co. Ltd., Class A Shares	2,100	6,583
Hengyi Petrochemical Co. Ltd., Class A Shares	1,400	2,471
Hoshine Silicon Industry Co. Ltd., Class A Shares	200	1,172
Huafon Chemical Co. Ltd., Class A Shares	1,400	2,080
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	700	3,383
Indorama Ventures PCL, NVDR	7,700	5,895
Inner Mongolia Berun Chemical Co. Ltd., Class A Shares	1,400	1,705
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	2,800	2,234
Jiangsu Eastern Shenghong Co. Ltd., Class A Shares	2,100	3,238 *
Kansai Nerolac Paints Ltd.	931	1,641
KCC Corp.	21	6,609
Kingfa Sci & Tech Co. Ltd., Class A Shares	700	1,693
Kumho Petrochemical Co. Ltd.	63	4,849
LB Group Co. Ltd., Class A Shares	700	1,765
LG Chem Ltd.	196	38,262
Linde India Ltd.	77	5,556
Lotte Chemical Corp.	84	4,420
Luxi Chemical Group Co. Ltd., Class A Shares	700	1,627
Meihua Holdings Group Co. Ltd., Class A Shares	700	1,160
Nan Ya Plastics Corp.	20,900	48,311
Ningbo Shanshan Co. Ltd., Class A Shares	700	1,345 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	2,800	11,781
Petronas Chemicals Group Bhd	11,900	17,840
PI Industries Ltd.	336	9,631
Pidilite Industries Ltd.	1,337	18,114
PTT Global Chemical PCL, NVDR	9,100	10,071
Qinghai Salt Lake Industry Co. Ltd., Class A Shares	2,100	11,250 *
Rongsheng Petrochemical Co. Ltd., Class A Shares	3,550	6,168
Satellite Chemical Co. Ltd., Class A Shares	1,400	5,599
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A Shares	700	3,669
Shanghai Putailai New Energy Technology Co. Ltd., Class A Shares	700	3,241
Sinoma Science & Technology Co. Ltd., Class A Shares	700	3,980
Sinopec Shanghai Petrochemical Co. Ltd., Class A Shares	2,100	876
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	14,000	2,196
SKC Co. Ltd.	84	5,007 *
Skshu Paint Co. Ltd., Class A Shares	196	1,439
Solar Industries India Ltd.	105	13,368
SRF Ltd.	609	15,654
Taiwan Fertilizer Co. Ltd.	2,683	3,818
Tianqi Lithium Corp., Class A Shares	700	5,623 *
Tianqi Lithium Corp., Class H Shares	800	4,688 *
Tongkun Group Co. Ltd., Class A Shares	700	1,829
UPL Ltd.	2,422	14,503
Wanhua Chemical Group Co. Ltd., Class A Shares	1,100	12,654
See Notes to Financial Statements.

31
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Yunnan Energy New Material Group Co. Ltd, Class A Shares	400	$3,925 *
Yunnan Yuntianhua Co. Ltd., Class A Shares	700	3,384
Zangge Mining Co. Ltd., Class A Shares	700	8,034
Zhejiang Juhua Co. Ltd., Class A Shares	800	3,956
Zhejiang Longsheng Group Co. Ltd., Class A Shares	1,400	2,637
Zhejiang NHU Co. Ltd., Class A Shares	1,400	7,003
Total Chemicals		540,584
Construction Materials — 0.6%
ACC Ltd.	336	4,444
Ambuja Cements Ltd.	3,311	14,007
Anhui Conch Cement Co. Ltd., Class A Shares	1,400	4,695
Anhui Conch Cement Co. Ltd., Class H Shares	4,750	12,844
Asia Cement Corp.	10,080	10,941
China Jushi Co. Ltd., Class A Shares	1,400	4,928
China National Building Material Co. Ltd., Class H Shares	14,770	8,967
China Resources Building Materials Technology Holdings Ltd.	14,000	2,679
CSG Holding Co. Ltd., Class B Shares	5,600	1,157
Dalmia Bharat Ltd.	329	6,171
Grasim Industries Ltd.	1,512	40,773
Huaxin Building Materials Group Co. Ltd., Class H Shares	700	1,431
Indocement Tunggal Prakarsa Tbk PT	4,200	1,248
JK Cement Ltd.	154	8,248
Semen Indonesia Persero Tbk PT	15,400	2,229
Shree Cement Ltd.	42	10,194
Siam Cement PCL, NVDR	2,800	17,574
TCC Group Holdings Co. Ltd.	28,000	20,144
UltraTech Cement Ltd.	504	57,096
Total Construction Materials		229,770
Containers & Packaging — 0.0%††
SCG Packaging PCL, NVDR	4,200	2,572
Metals & Mining — 2.6%
Aluminum Corp. of China Ltd., Class A Shares	4,200	6,932
Aluminum Corp. of China Ltd., Class H Shares	16,000	22,959
Amman Mineral Internasional PT	50,400	14,591 *
Angang Steel Co. Ltd., Class A Shares	2,100	721 *
APL Apollo Tubes Ltd.	735	15,010
Baiyin Nonferrous Group Co. Ltd., Class A Shares	2,200	2,586
Baoshan Iron & Steel Co. Ltd., Class A Shares	7,700	7,146
Chifeng Jilong Gold Mining Co. Ltd., Class A Shares	500	3,124
Chifeng Jilong Gold Mining Co. Ltd., Class H Shares	1,400	7,382
China Gold International Resources Corp. Ltd.	700	13,500
China Hongqiao Group Ltd.	14,000	62,070
China Nonferrous Mining Corp. Ltd.	7,000	10,259
China Northern Rare Earth Group High-Tech Co. Ltd., Class A Shares	1,400	9,665
China Rare Earth Resources and Technology Co. Ltd., Class A Shares	700	4,864 *
China Steel Corp.	49,000	28,968
China Tungsten And Hightech Materials Co. Ltd., Class A Shares	700	4,835
See Notes to Financial Statements.

32
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	1,680	$3,975
CMOC Group Ltd., Class A Shares	6,300	15,643
CMOC Group Ltd., Class H Shares	15,000	30,803
Guangdong HEC Technology Holding Co. Ltd., Class A Shares	1,400	6,142 *
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	700	3,122
Hesteel Co. Ltd., Class A Shares	4,200	1,417
Hindalco Industries Ltd.	6,118	57,049
Hindustan Copper Ltd.	1,393	6,660
Hindustan Zinc Ltd.	2,023	10,710
Huaibei Mining Holdings Co. Ltd., Class A Shares	700	1,373
Hunan Valin Steel Co. Ltd., Class A Shares	2,800	2,055
Hyundai Steel Co.	343	7,536
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A Shares	14,700	5,342
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	2,800	3,259
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A Shares	700	4,076
Jiangxi Copper Co. Ltd., Class A Shares	700	4,358
Jiangxi Copper Co. Ltd., Class H Shares	4,000	17,398
Jindal Stainless Ltd.	1,302	9,759
Jindal Steel Ltd.	1,554	18,237
Jinduicheng Molybdenum Co. Ltd., Class A Shares	1,400	3,770
JSW Steel Ltd.	3,717	43,989
Korea Zinc Co. Ltd.	21	19,497
Lloyds Metals & Energy Ltd.	427	5,725
Maanshan Iron & Steel Co. Ltd., Class A Shares	2,100	1,140 *
Merdeka Copper Gold Tbk PT	53,900	9,959 *
MMG Ltd.	16,000	14,734 *
Nanjing Iron & Steel Co. Ltd., Class A Shares	2,100	1,672
National Aluminium Co. Ltd.	3,728	15,176
NMDC Ltd.	14,826	11,922
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A Shares	2,800	1,350 *
POSCO Holdings Inc.	315	68,382
Press Metal Aluminium Holdings Bhd	16,100	31,810
Shandong Gold Mining Co. Ltd., Class A Shares	1,400	8,159
Shandong Gold Mining Co. Ltd., Class H Shares	3,500	14,437 (a)
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	4,200	3,728
Shanjin International Gold Co. Ltd., Class A Shares	1,000	4,297
Shanxi Meijin Energy Co. Ltd., Class A Shares	1,400	955 *
Shanxi Taigang Stainless Steel Co. Ltd., Class A Shares	2,100	1,320 *
Shenghe Resources Holding Co. Ltd., Class A Shares	700	2,270
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A Shares	1,400	1,241
Shougang Fushan Resources Group Ltd.	14,000	4,964
Steel Authority of India Ltd.	6,111	9,756
Tata Steel Ltd.	34,860	70,515
Tianshan Aluminum Group Co. Ltd., Class A Shares	2,100	5,409
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	4,200	3,533
Trimegah Bangun Persada Tbk PT	36,400	2,324
Vale Indonesia Tbk PT	6,300	1,983
See Notes to Financial Statements.

33
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Vedanta Ltd.	6,832	$47,166
Western Mining Co. Ltd., Class A Shares	700	2,534
Xiamen Tungsten Co. Ltd., Class A Shares	700	5,637
Yunnan Aluminium Co. Ltd., Class A Shares	1,400	6,284
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A Shares	1,400	1,593
Yunnan Copper Co. Ltd., Class A Shares	700	1,827
Yunnan Tin Co. Ltd., Class A Shares	700	3,199
Zhaojin Mining Industry Co. Ltd., Class H Shares	7,000	28,339
Zhongjin Gold Corp. Ltd., Class A Shares	2,100	8,121
Zijin Gold International Co. Ltd.	700	15,544 *
Zijin Mining Group Co. Ltd., Class A Shares	7,000	33,162
Zijin Mining Group Co. Ltd., Class H Shares	24,000	105,181
Total Metals & Mining		1,046,130
Paper & Forest Products — 0.0%††
Indah Kiat Pulp & Paper Tbk PT	9,800	5,853
Lee & Man Paper Manufacturing Ltd.	7,000	3,080
Nine Dragons Paper Holdings Ltd.	7,000	5,902 *
Shandong Sun Paper Industry JSC Ltd., Class A Shares	700	1,503
Total Paper & Forest Products		16,338

Total Materials		1,835,394
Real Estate — 2.1%
Diversified REITs — 0.2%
CapitaLand Integrated Commercial Trust	24,636	43,728
Mapletree Pan Asia Commercial Trust	9,800	10,027
Suntec Real Estate Investment Trust	9,100	10,298
Total Diversified REITs		64,053
Hotel & Resort REITs — 0.0%††
CapitaLand Ascott Trust	11,200	7,640
Industrial REITs — 0.1%
CapitaLand Ascendas REIT	15,400	29,483
Frasers Logistics & Commercial Trust	11,200	7,770
Mapletree Industrial Trust	8,400	12,631
Mapletree Logistics Trust	14,700	13,103
Total Industrial REITs		62,987
Office REITs — 0.1%
Champion REIT	7,000	2,018
Embassy Office Parks REIT	3,654	16,191
Keppel REIT	14,270	9,844
Total Office REITs		28,053
Real Estate Management & Development — 1.6%
Ayala Land Inc.	29,400	7,811
Bumi Serpong Damai Tbk PT	13,300	579 *
C&D International Investment Group Ltd.	2,000	3,217
CapitaLand Investment Ltd.	9,800	20,661
Central Pattana PCL, NVDR	10,500	19,819
China Jinmao Holdings Group Ltd.	28,000	4,607
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	2,800	3,409
See Notes to Financial Statements.

34
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
China Overseas Land & Investment Ltd.	14,000	$20,624
China Resources Land Ltd.	12,000	43,836
China Resources Mixc Lifestyle Services Ltd.	2,800	16,800 (a)
China Vanke Co. Ltd., Class A Shares	3,500	2,022 *
China Vanke Co. Ltd., Class H Shares	8,400	3,118 *
City Developments Ltd.	1,400	8,909
CK Asset Holdings Ltd.	7,700	43,665
Country Garden Services Holdings Co. Ltd.	9,300	7,010
DLF Ltd.	2,758	14,658
Godrej Properties Ltd.	602	9,338 *
Greenland Holdings Corp. Ltd., Class A Shares	3,500	770 *
Greentown China Holdings Ltd.	3,500	3,897
Hainan Airport Infrastructure Co. Ltd., Class A Shares	3,500	1,834
Hang Lung Group Ltd.	3,000	5,705
Hang Lung Properties Ltd.	8,000	8,908
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A Shares	1,400	1,978
Henderson Land Development Co. Ltd.	6,000	22,132
Hongkong Land Holdings Ltd.	4,200	32,634
Hopson Development Holdings Ltd.	4,900	1,650 *
Hysan Development Co. Ltd.	2,000	4,783
KE Holdings Inc., Class A Shares	7,761	37,517 (b)
Kerry Properties Ltd.	2,500	6,964
Land & Houses PCL, NVDR	30,100	3,432
Lodha Developers Ltd.	1,218	8,694 (a)
Longfor Group Holdings Ltd.	10,500	10,111 (a)(b)
Megaworld Corp.	28,000	968
New World Development Co. Ltd.	7,000	7,214 *
Oberoi Realty Ltd.	497	7,435
Phoenix Mills Ltd.	770	12,228
Poly Developments and Holdings Group Co. Ltd., Class A Shares	4,200	3,539
Poly Property Services Co. Ltd., Class H Shares	600	2,388
Prestige Estates Projects Ltd.	679	8,064
Ruentex Development Co. Ltd.	7,000	5,441
Seazen Group Ltd.	14,000	3,643 *
Seazen Holdings Co. Ltd., Class A Shares	700	1,420 *
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B Shares	1,400	1,063
Shanghai Lingang Holdings Corp. Ltd., Class A Shares	700	1,012
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B Shares	5,600	2,257
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A Shares	700	3,451
Shenzhen Overseas Chinese Town Co. Ltd., Class A Shares	2,800	880 *
Sino Land Co. Ltd.	16,200	23,742
SM Prime Holdings Inc.	43,400	14,610
Sun Hung Kai Properties Ltd.	5,859	96,552
Swire Properties Ltd.	4,200	12,182
UOL Group Ltd.	2,100	15,821
Wharf Holdings Ltd.	3,969	10,955
Wharf Real Estate Investment Co. Ltd.	7,000	20,196
See Notes to Financial Statements.

35
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
Yango Group Co. Ltd., Class A Shares	2,100	$0 *(c)(d)(e)
Youngor Fashion Co. Ltd., Class A Shares	1,400	1,555
Yuexiu Property Co. Ltd.	7,000	3,366
Total Real Estate Management & Development		641,074
Retail REITs — 0.1%
Link REIT	11,200	51,456
Specialized REITs — 0.0%††
Keppel DC REIT	8,228	13,903

Total Real Estate		869,166
Utilities — 2.3%
Electric Utilities — 0.8%
Adani Energy Solutions Ltd.	1,414	13,937 *
CK Infrastructure Holdings Ltd.	2,300	18,350
CLP Holdings Ltd.	7,000	65,623
Korea Electric Power Corp.	1,106	30,075
Manila Electric Co.	840	8,538
Power Assets Holdings Ltd.	5,500	42,827
Power Grid Corp. of India Ltd.	19,075	59,549
SJVN Ltd.	3,283	2,193
Tata Power Co. Ltd.	7,112	28,400
Tenaga Nasional Bhd	18,900	64,883
Torrent Power Ltd.	819	11,275
Total Electric Utilities		345,650
Gas Utilities — 0.4%
Adani Total Gas Ltd.	987	5,307
Beijing Enterprises Holdings Ltd.	2,000	7,627
China Gas Holdings Ltd.	11,200	10,214
China Resources Gas Group Ltd.	3,500	8,495
ENN Energy Holdings Ltd.	2,800	22,624
ENN Natural Gas Co. Ltd., Class A Shares	1,400	4,496
GAIL India Ltd.	11,375	16,515
Gujarat Gas Ltd.	763	2,472
Hong Kong & China Gas Co. Ltd.	49,000	44,374
Indraprastha Gas Ltd.	3,178	4,879
Korea Gas Corp.	119	2,715
Kunlun Energy Co. Ltd.	16,000	14,612
Perusahaan Gas Negara Persero Tbk PT	35,700	3,876
Petronas Gas Bhd	4,200	18,630
Total Gas Utilities		166,836
Independent Power and Renewable Electricity Producers — 0.9%
Aboitiz Power Corp.	4,900	3,872
ACEN Corp.	41,300	2,005
Adani Green Energy Ltd.	1,320	11,230 *
Adani Power Ltd.	22,309	35,382 *
An Hui Wenergy Co. Ltd., Class A Shares	700	853
CECEP Solar Energy Co. Ltd., Class A Shares	1,400	1,111
CECEP Wind-Power Corp., Class A Shares	2,100	1,301
See Notes to Financial Statements.

36
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Independent Power and Renewable Electricity Producers — continued
CGN Power Co. Ltd., Class A Shares	7,000	$4,672
CGN Power Co. Ltd., Class H Shares	42,000	18,857 (a)
China Longyuan Power Group Corp. Ltd., Class H Shares	14,000	12,732
China National Nuclear Power Co. Ltd., Class A Shares	7,000	9,172
China Power International Development Ltd.	14,000	5,643
China Resources Power Holdings Co. Ltd.	8,400	19,553
China Three Gorges Renewables Group Co. Ltd., Class A Shares	9,800	6,045
China Yangtze Power Co. Ltd., Class A Shares	8,400	32,886
Datang International Power Generation Co. Ltd., Class A Shares	2,800	1,597
Datang International Power Generation Co. Ltd., Class H Shares	14,000	4,482
Electricity Generating PCL, NVDR	700	2,388
Fujian Funeng Co. Ltd., Class A Shares	1,400	2,108
GD Power Development Co. Ltd., Class A Shares	5,600	3,924
Global Power Synergy PCL, NVDR	2,800	2,887
Guangdong Electric Power Development Co. Ltd., Class B Shares	4,200	1,109
Gulf Development PCL, NVDR	18,919	33,989
Huadian Power International Corp. Ltd., Class A Shares	2,800	1,909
Huadian Power International Corp. Ltd., Class H Shares	6,000	3,084
Huaneng Lancang River Hydropower Inc., Class A Shares	2,100	3,013
Huaneng Power International Inc., Class A Shares	3,500	3,557
Huaneng Power International Inc., Class H Shares	18,000	13,546
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares	2,100	1,557
JSW Energy Ltd.	2,275	11,312
NHPC Ltd.	13,545	10,528
NLC India Ltd.	1,491	4,222
NTPC Green Energy Ltd.	4,095	3,986 *
NTPC Ltd.	19,971	78,043
Ratch Group PCL, NVDR	3,500	3,184
SDIC Power Holdings Co. Ltd., Class A Shares	2,800	5,740
Shaanxi Energy Investment Co. Ltd., Class A Shares	700	1,093
Shanghai Electric Power Co. Ltd., Class A Shares	1,400	3,699
Shenergy Co. Ltd., Class A Shares	1,400	1,806
Shenzhen Energy Group Co. Ltd., Class A Shares	1,400	1,409
Sichuan Chuantou Energy Co. Ltd., Class A Shares	2,100	4,527
Wintime Energy Group Co. Ltd., Class A Shares	7,000	1,824 *
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares	2,800	2,201
Total Independent Power and Renewable Electricity Producers		378,038
Multi-Utilities — 0.1%
Sembcorp Industries Ltd.	3,500	17,987
YTL Corp. Bhd	16,220	6,770
YTL Power International Bhd	11,320	8,387
Total Multi-Utilities		33,144
Water Utilities — 0.1%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A Shares	2,800	1,269
Beijing Enterprises Water Group Ltd.	14,000	4,839
Chengdu Xingrong Environment Co. Ltd., Class A Shares	1,400	1,383
See Notes to Financial Statements.

37
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Water Utilities — continued
Guangdong Investment Ltd.			14,000	$13,964
Total Water Utilities				21,455

Total Utilities				945,123
Total Common Stocks (Cost — $30,463,366)				40,657,293
	Rate
Preferred Stocks — 0.7%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
Hyundai Motor Co.	1.114%		91	13,606 (f)
Hyundai Motor Co., Series 2	1.118%		147	22,314 (f)
Total Automobiles				35,920
Household Durables — 0.0%††
LG Electronics Inc.	1.903%		77	2,378 (f)

Total Consumer Discretionary				38,298
Consumer Staples — 0.0%††
Personal Care Products — 0.0%††
Amorepacific Corp.	2.727%		49	1,460 (f)

Financials — 0.0%††
Capital Markets — 0.0%††
Mirae Asset Securities Co. Ltd.	1.591%		553	6,809 (f)
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	5.471%		14	3,259 (f)

Total Financials				10,068
Industrials — 0.0%††
Industrial Conglomerates — 0.0%††
Doosan Co. Ltd.	0.920%		7	2,011 (f)
Hanwha Corp.	2.719%		91	2,513 (f)

Total Industrials				4,524
Information Technology — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
Samsung Electronics Co. Ltd.	0.497%		3,381	251,646 (f)

Materials — 0.0%††
Chemicals — 0.0%††
LG Chem Ltd.	1.398%		35	3,350 (f)

Total Preferred Stocks (Cost — $188,168)				309,346
		Expiration Date	Rights
Rights — 0.0%††
Real Estate — 0.0%††
Industrial REITs — 0.0%††
CapitaLand Ascendas REIT (Cost — $0)		4/20/26	431	40 *(c)
Total Investments before Short-Term Investments (Cost — $30,651,534)				40,966,679
See Notes to Financial Statements.

38
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Asia ex Japan ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $21,919)	3.536%	21,919	$21,919 (g)(h)(i)
Total Investments — 100.0% (Cost — $30,673,453)			40,988,598
Other Assets in Excess of Liabilities — 0.0%††			5,408
Total Net Assets — 100.0%			$40,994,006

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At March 31, 2026, the value of these securities was $4,917,154, representing 12.0% of net assets.
(c)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	Value is less than $1.
(f)	The rate shown represents the yield as of March 31, 2026.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $21,919 and the cost was $21,919 (Note 6).

(i)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
JSC	—	Joint Stock Company
NVDR	—	Non-Voting Depositary Receipt
REIT	—	Real Estate Investment Trust

Summary of Investments by Country# (unaudited)
China	30.5%
Taiwan	24.4
South Korea	17.0
India	15.4
Hong Kong	3.7
Singapore	3.4
Malaysia	1.7
Thailand	1.6
Indonesia	1.2
Philippines	0.4
United States	0.2
United Kingdom	0.2
Macau	0.2
Italy	0.0 ††
Iraq	0.0 ††
Cambodia	0.0 ††
Short-Term Investments	0.1
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

39
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 1.9%
Diversified Telecommunication Services — 1.0%
Telstra Group Ltd.	221,292	$807,830
TPG Telecom Ltd.	27,216	74,934
Total Diversified Telecommunication Services		882,764
Interactive Media & Services — 0.9%
CAR Group Ltd.	20,088	313,689
REA Group Ltd.	2,646	283,471
SEEK Ltd.	19,062	182,125
Total Interactive Media & Services		779,285

Total Communication Services		1,662,049
Consumer Discretionary — 6.2%
Broadline Retail — 3.7%
Harvey Norman Holdings Ltd.	28,404	95,908
Wesfarmers Ltd.	63,126	3,152,264
Total Broadline Retail		3,248,172
Hotels, Restaurants & Leisure — 2.1%
Aristocrat Leisure Ltd.	30,618	950,582
Domino’s Pizza Enterprises Ltd.	3,402	37,747
Flight Centre Travel Group Ltd.	9,342	68,206
Light & Wonder Inc., CDI	4,374	356,525 *
Lottery Corp. Ltd.	122,958	453,071
Total Hotels, Restaurants & Leisure		1,866,131
Specialty Retail — 0.4%
JB Hi-Fi Ltd.	6,048	299,983

Total Consumer Discretionary		5,414,286
Consumer Staples — 4.0%
Beverages — 0.1%
Treasury Wine Estates Ltd.	41,634	105,791
Consumer Staples Distribution & Retail — 3.6%
Coles Group Ltd.	74,682	1,123,247
Endeavour Group Ltd.	84,456	188,571
Metcash Ltd.	60,534	122,721
Woolworths Group Ltd.	68,040	1,696,728
Total Consumer Staples Distribution & Retail		3,131,267
Food Products — 0.3%
a2 Milk Co. Ltd.	38,826	254,485

Total Consumer Staples		3,491,543
Energy — 5.1%
Oil, Gas & Consumable Fuels — 5.1%
Ampol Ltd.	13,338	307,673
Beach Energy Ltd.	82,242	72,944
New Hope Corp. Ltd.	27,378	110,070
Santos Ltd.	181,494	989,470
Whitehaven Coal Ltd.	43,308	274,370
Woodside Energy Group Ltd.	105,948	2,543,361
See Notes to Financial Statements.

40
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Yancoal Australia Ltd.	21,114	$119,882

Total Energy		4,417,770
Financials — 37.8%
Banks — 29.1%
ANZ Group Holdings Ltd.	168,588	4,153,310
Bank of Queensland Ltd.	36,396	166,766
Bendigo & Adelaide Bank Ltd.	31,428	212,882
Commonwealth Bank of Australia	93,528	10,742,416
National Australia Bank Ltd.	171,072	4,855,410
Westpac Banking Corp.	191,322	5,172,009
Total Banks		25,302,793
Capital Markets — 4.2%
ASX Ltd.	10,854	388,793
GQG Partners Inc., CDI	43,470	51,953
HUB24 Ltd.	4,320	243,181
Insignia Financial Ltd.	28,566	92,933 *
Macquarie Group Ltd.	19,170	2,651,247
Magellan Financial Group Ltd.	8,910	59,865
Netwealth Group Ltd.	6,750	99,766
Perpetual Ltd.	6,048	65,697
Total Capital Markets		3,653,435
Financial Services — 0.9%
AMP Ltd.	139,212	124,904
Challenger Ltd.	27,972	158,628
Washington H Soul Pattinson & Co. Ltd.	19,062	527,445
Total Financial Services		810,977
Insurance — 3.6%
Insurance Australia Group Ltd.	126,468	635,775
Medibank Private Ltd.	153,954	459,732
QBE Insurance Group Ltd.	84,564	1,229,597
Steadfast Group Ltd.	58,482	170,231
Suncorp Group Ltd.	60,588	670,172
Total Insurance		3,165,507

Total Financials		32,932,712
Health Care — 5.4%
Biotechnology — 3.1%
CSL Ltd.	27,054	2,608,553
Telix Pharmaceuticals Ltd.	13,986	130,849 *
Total Biotechnology		2,739,402
Health Care Equipment & Supplies — 0.7%
Ansell Ltd.	8,046	155,567
Cochlear Ltd.	3,618	419,025
Total Health Care Equipment & Supplies		574,592
Health Care Providers & Services — 1.3%
Ramsay Health Care Ltd.	10,314	275,569
Sigma Healthcare Ltd.	285,876	518,861
See Notes to Financial Statements.

41
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
Sonic Healthcare Ltd.	26,244	$367,579
Total Health Care Providers & Services		1,162,009
Health Care Technology — 0.3%
Pro Medicus Ltd.	2,970	237,792

Total Health Care		4,713,795
Industrials — 6.7%
Commercial Services & Supplies — 1.8%
Brambles Ltd.	75,654	1,171,029
Cleanaway Waste Management Ltd.	125,010	194,356
Downer EDI Ltd.	36,936	193,778
Total Commercial Services & Supplies		1,559,163
Construction & Engineering — 0.2%
Worley Ltd.	26,514	203,567
Ground Transportation — 0.3%
Aurizon Holdings Ltd.	95,526	259,740
Passenger Airlines — 0.3%
Qantas Airways Ltd.	41,040	235,267
Professional Services — 1.1%
ALS Ltd.	27,864	396,949
Computershare Ltd.	29,484	573,296
Total Professional Services		970,245
Trading Companies & Distributors — 0.5%
Reece Ltd.	14,418	130,941
SGH Ltd.	10,746	297,415
Total Trading Companies & Distributors		428,356
Transportation Infrastructure — 2.5%
Atlas Arteria Ltd.	52,758	154,653
Qube Holdings Ltd.	93,366	310,780
Transurban Group	173,340	1,663,275
Total Transportation Infrastructure		2,128,708

Total Industrials		5,785,046
Information Technology — 1.5%
IT Services — 0.3%
NEXTDC Ltd.	35,586	275,901 *
Software — 1.2%
Technology One Ltd.	16,416	301,770
WiseTech Global Ltd.	10,422	271,388
Xero Ltd.	8,910	458,417 *
Total Software		1,031,575

Total Information Technology		1,307,476
Materials — 23.3%
Chemicals — 0.6%
Dyno Nobel Ltd.	92,016	196,628
Orica Ltd.	26,136	359,085
Total Chemicals		555,713
Construction Materials — 0.7%
James Hardie Industries PLC, CDI	31,536	563,734 *
See Notes to Financial Statements.

42
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Containers & Packaging — 0.1%
Orora Ltd.	62,856	$81,150
Metals & Mining — 21.9%
BHP Group Ltd.	274,320	9,467,363
BlueScope Steel Ltd.	24,462	430,914
Deterra Royalties Ltd.	23,760	65,418
Evolution Mining Ltd.	112,320	970,831
Fortescue Ltd.	88,614	1,232,649
Genesis Minerals Ltd.	59,130	238,534 *
IGO Ltd.	37,530	201,779 *
Iluka Resources Ltd.	23,868	107,892
Lynas Rare Earths Ltd.	50,004	649,337 *
Mineral Resources Ltd.	9,396	344,998 *
Northern Star Resources Ltd.	77,220	1,076,799
PLS Group Ltd.	173,610	608,796 *
Ramelius Resources Ltd.	104,922	263,730
Rio Tinto Ltd.	20,682	2,286,673
Sandfire Resources Ltd.	25,488	279,831 *
Sims Ltd.	8,802	107,910
South32 Ltd.	250,938	733,874
Total Metals & Mining		19,067,328

Total Materials		20,267,925
Real Estate — 5.4%
Diversified REITs — 1.5%
Charter Hall Group	26,244	334,865
GPT Group	107,298	332,903
Mirvac Group	220,050	266,761
Stockland	134,892	398,190
Total Diversified REITs		1,332,719
Industrial REITs — 2.2%
Goodman Group	110,970	1,941,126
Office REITs — 0.3%
Dexus	58,914	238,873
Real Estate Management & Development — 0.1%
Lendlease Corp. Ltd.	37,800	85,175
Retail REITs — 1.3%
Region Group	63,828	99,235
Scentre Group	291,168	662,078
Vicinity Ltd.	214,542	343,839
Total Retail REITs		1,105,152

Total Real Estate		4,703,045
Utilities — 1.7%
Electric Utilities — 0.9%
Origin Energy Ltd.	95,796	812,261
Gas Utilities — 0.5%
APA Group	69,390	472,876
See Notes to Financial Statements.

43
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Australia ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 0.3%
AGL Energy Ltd.		33,642	$227,188

Total Utilities			1,512,325
Total Investments before Short-Term Investments (Cost — $84,232,872)			86,207,972
	Rate
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $40,048)	3.536%	40,048	40,048 (a)(b)(c)
Total Investments — 99.1% (Cost — $84,272,920)			86,248,020
Other Assets in Excess of Liabilities — 0.9%			815,326
Total Net Assets — 100.0%			$87,063,346

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $40,048 and the cost was $40,048 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CDI	—	Clearing House Electronic Subregister System Depositary Interest

Summary of Investments by Country# (unaudited)
Australia	97.9%
United States	1.3
New Zealand	0.8
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
SPI 200 Index	5	6/26	$745,866	$728,819	$(17,047)
See Notes to Financial Statements.

44
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 70.6%
Communication Services — 2.1%
Diversified Telecommunication Services — 1.2%
Telefonica Brasil SA	766,800	$6,054,283
Wireless Telecommunication Services — 0.9%
TIM SA	809,400	4,256,288

Total Communication Services		10,310,571
Consumer Discretionary — 3.5%
Hotels, Restaurants & Leisure — 0.4%
Smartfit Escola de Ginastica e Danca SA	532,500	1,953,810
Specialty Retail — 3.1%
Cosan SA	1,980,900	2,040,855 *
Lojas Renner SA	1,001,100	2,867,982
Ultrapar Participacoes SA	724,200	3,982,999
Vibra Energia SA	1,150,200	6,964,702
Total Specialty Retail		15,856,538

Total Consumer Discretionary		17,810,348
Consumer Staples — 5.4%
Beverages — 2.6%
Ambev SA	4,430,400	12,938,385
Consumer Staples Distribution & Retail — 1.8%
Grupo Mateus SA	511,200	460,104
Raia Drogasil SA	1,320,600	5,950,596
Sendas Distribuidora S/A	1,363,200	2,474,772
Total Consumer Staples Distribution & Retail		8,885,472
Food Products — 0.7%
M Dias Branco SA	106,500	469,282
MBRF Global Foods Co. SA	766,800	3,177,654
Total Food Products		3,646,936
Personal Care Products — 0.3%
Natura Cosmeticos SA	894,600	1,788,532 *

Total Consumer Staples		27,259,325
Energy — 10.1%
Oil, Gas & Consumable Fuels — 10.1%
Brava Energia	404,700	1,594,171
Petroleo Brasileiro SA - Petrobras	3,739,600	38,606,619
PRIO SA	817,400	10,363,955 *

Total Energy		50,564,745
Financials — 11.8%
Banks — 3.8%
Banco Bradesco SA	1,491,000	4,771,132
Banco do Brasil SA	1,725,300	7,599,058
Banco Santander Brasil SA	404,700	2,374,593
Itau Unibanco Holding SA	511,200	4,191,841
Total Banks		18,936,624
Capital Markets — 6.4%
B3 SA - Brasil Bolsa Balcao	5,325,000	18,763,106
See Notes to Financial Statements.

45
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Banco BTG Pactual SA	1,235,400	$13,316,992
Total Capital Markets		32,080,098
Insurance — 1.6%
BB Seguridade Participacoes SA	639,000	4,259,633
Caixa Seguridade Participacoes S/A	617,700	2,170,606
Porto Seguro SA	182,300	1,763,320
Total Insurance		8,193,559

Total Financials		59,210,281
Health Care — 1.7%
Health Care Providers & Services — 1.4%
Rede D’Or Sao Luiz SA	958,500	7,153,026 (a)
Pharmaceuticals — 0.3%
Hypera SA	296,775	1,323,054

Total Health Care		8,476,080
Industrials — 8.4%
Aerospace & Defense — 2.1%
Embraer SA	692,500	10,204,593
Commercial Services & Supplies — 0.3%
GPS Participacoes e Empreendimentos SA	447,300	1,430,483 (a)
Electrical Equipment — 2.9%
WEG SA	1,500,100	14,653,549
Ground Transportation — 2.4%
Localiza Rent a Car SA	901,000	8,105,972
Rumo SA	1,235,400	3,844,397
Total Ground Transportation		11,950,369
Transportation Infrastructure — 0.7%
Motiva Infraestrutura de Mobilidade SA	1,214,100	3,675,815

Total Industrials		41,914,809
Information Technology — 0.7%
Software — 0.7%
TOTVS SA	532,500	3,562,951

Materials — 13.6%
Containers & Packaging — 0.7%
Klabin SA	894,600	3,342,362
Metals & Mining — 11.6%
Cia Siderurgica Nacional SA	617,700	748,770 *
CSN Mineracao SA	426,000	403,815
Vale SA	3,621,000	57,193,209
Total Metals & Mining		58,345,794
Paper & Forest Products — 1.3%
Suzano SA	681,600	6,774,297

Total Materials		68,462,453
Real Estate — 0.8%
Real Estate Management & Development — 0.8%
Allos SA	362,100	2,103,834
Multiplan Empreendimentos Imobiliarios SA	319,500	1,946,264

Total Real Estate		4,050,098
See Notes to Financial Statements.

46
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Utilities — 12.5%
Electric Utilities — 7.5%
Alupar Investimento SA		149,100	$1,004,479
Axia Energia		1,171,500	13,137,437
Cia Energetica de Minas Gerais		63,900	204,967
Cia Paranaense de Energia - Copel		1,853,100	5,475,604
CPFL Energia SA		191,700	1,790,000
Energisa S/A		426,000	4,279,620
Equatorial SA		1,086,300	8,481,209
Neoenergia SA		191,700	1,224,293
Transmissora Alianca de Energia Eletrica S/A		222,000	1,828,478
Total Electric Utilities			37,426,087
Independent Power and Renewable Electricity Producers — 1.5%
Auren Energia SA		319,500	730,537
Eneva SA		937,200	4,404,272 *
Engie Brasil Energia SA		362,100	2,276,495
Total Independent Power and Renewable Electricity Producers			7,411,304
Water Utilities — 3.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		476,560	14,441,115
Cia de Saneamento de Minas Gerais Copasa MG		191,700	2,118,191
Cia De Sanena Do Parana		149,100	1,271,445
Total Water Utilities			17,830,751

Total Utilities			62,668,142
Total Common Stocks (Cost — $281,617,507)			354,289,803
	Rate
Preferred Stocks — 28.4%
Energy — 8.5%
Oil, Gas & Consumable Fuels — 8.5%
Petroleo Brasileiro SA - Petrobras	0.531%	4,588,600	42,767,005 (b)

Financials — 16.1%
Banks — 16.1%
Banco Bradesco SA	0.082%	5,218,500	19,157,335 (b)
Itau Unibanco Holding SA	0.034%	5,516,700	45,934,204 (b)
Itausa SA	0.143%	5,942,700	15,909,563 (b)

Total Financials			81,001,102
Industrials — 0.1%
Ground Transportation — 0.1%
Localiza Rent a Car SA	0.951%	31,441	272,688 (b)

Materials — 1.2%
Metals & Mining — 1.2%
Gerdau SA	0.526%	1,278,000	4,649,987 (b)
Metalurgica Gerdau SA	0.585%	830,700	1,358,531 (b)

Total Materials			6,008,518
Utilities — 2.5%
Electric Utilities — 2.5%
Axia Energia, Class B Shares	2.025%	227,100	2,791,156 (b)
Axia Energia, Class C Shares	—	404,700	4,389,588 *
See Notes to Financial Statements.

47
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Brazil ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Electric Utilities — continued
Cia Energetica de Minas Gerais	1.157%		1,640,100	$3,960,525 (b)
Isa Energia Brasil SA	0.486%		276,900	1,542,531 (b)

Total Utilities				12,683,800
Total Preferred Stocks (Cost — $106,185,020)				142,733,113
		Expiration Date	Rights
Rights — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Hypera SA (Cost — $91,176)		4/1/26	22,325	103,418 *
Total Investments before Short-Term Investments (Cost — $387,893,703)				497,126,334
	Rate		Shares
Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $252,227)	3.536%		252,227	252,227 (c)(d)(e)
Total Investments — 99.1% (Cost — $388,145,930)				497,378,561
Other Assets in Excess of Liabilities — 0.9%				4,554,853
Total Net Assets — 100.0%				$501,933,414

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of March 31, 2026.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $252,227 and the cost was $252,227 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Summary of Investments by Country# (unaudited)
Brazil	99.9%
Short-Term Investments	0.1
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Bovespa Index	125	4/26	$4,614,355	$4,513,209	$(101,146)
See Notes to Financial Statements.

48
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 0.6%
Diversified Telecommunication Services — 0.6%
BCE Inc.	72,851	$1,832,303
Quebecor Inc., Class B Shares	11,911	504,162
TELUS Corp.	121,880	1,561,545

Total Communication Services		3,898,010
Consumer Discretionary — 3.1%
Automobile Components — 0.5%
Magna International Inc.	62,325	3,469,621
Broadline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A Shares	11,634	1,559,592
Dollarama Inc.	62,048	7,590,882
Total Broadline Retail		9,150,474
Hotels, Restaurants & Leisure — 0.9%
Restaurant Brands International Inc.	79,776	5,884,519
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	42,381	2,352,661

Total Consumer Discretionary		20,857,275
Consumer Staples — 3.4%
Consumer Staples Distribution & Retail — 3.2%
Alimentation Couche-Tard Inc.	175,618	9,922,596
George Weston Ltd.	36,287	2,555,470
Loblaw Cos. Ltd.	130,467	5,929,001
Metro Inc.	45,428	3,098,303
Total Consumer Staples Distribution & Retail		21,505,370
Food Products — 0.2%
Saputo Inc.	56,231	1,751,137

Total Consumer Staples		23,256,507
Energy — 18.7%
Oil, Gas & Consumable Fuels — 18.7%
ARC Resources Ltd.	134,622	2,792,667
Cameco Corp.	101,659	11,020,009
Canadian Natural Resources Ltd.	478,379	23,261,652
Cenovus Energy Inc.	316,334	8,368,780
Enbridge Inc.	510,788	27,600,962
Imperial Oil Ltd.	30,470	3,978,316
Keyera Corp.	53,461	2,061,364
Pembina Pipeline Corp.	136,007	6,068,687
Suncor Energy Inc.	281,986	18,591,618
TC Energy Corp.	243,206	15,180,878
Tourmaline Oil Corp.	85,870	4,096,754
Whitecap Resources Inc.	282,540	3,178,588

Total Energy		126,200,275
Financials — 35.6%
Banks — 24.3%
Bank of Montreal	165,923	22,402,072
Bank of Nova Scotia	292,235	20,201,290
See Notes to Financial Statements.

49
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Canadian Imperial Bank of Commerce	219,938	$20,777,920
National Bank of Canada	91,687	11,826,575
Royal Bank of Canada	327,968	52,849,016
Toronto-Dominion Bank	393,617	36,644,133
Total Banks		164,701,006
Capital Markets — 4.0%
Brookfield Asset Management Ltd., Class A Shares	89,471	3,965,305
Brookfield Corp.	495,553	20,016,712
IGM Financial Inc.	18,559	881,438
TMX Group Ltd.	64,541	2,281,400
Total Capital Markets		27,144,855
Insurance — 7.3%
Fairfax Financial Holdings Ltd., Toronto Stock Exchange	4,986	8,468,643
Great-West Lifeco Inc.	62,325	2,909,587
iA Financial Corp. Inc.	21,606	2,390,122
Intact Financial Corp.	41,827	7,555,265
Manulife Financial Corp.	393,340	13,506,397
Power Corp. of Canada	124,927	5,995,028
Sun Life Financial Inc.	130,744	8,164,766
Total Insurance		48,989,808

Total Financials		240,835,669
Industrials — 10.5%
Aerospace & Defense — 0.8%
Bombardier Inc., Class A Shares	554	96,664 *
Bombardier Inc., Class B Shares	20,221	3,564,738 *
CAE Inc.	74,513	1,933,905 *
Total Aerospace & Defense		5,595,307
Commercial Services & Supplies — 2.7%
Element Fleet Management Corp.	94,457	2,042,039
GFL Environmental Inc., Subordinate Voting Shares	62,048	2,580,091
RB Global Inc.	43,489	4,157,406
Waste Connections Inc.	59,832	9,690,250
Total Commercial Services & Supplies		18,469,786
Construction & Engineering — 1.5%
AtkinsRealis Group Inc.	38,780	2,487,055
Stantec Inc.	26,592	2,291,537
WSP Global Inc.	31,578	4,898,883
Total Construction & Engineering		9,677,475
Ground Transportation — 4.7%
Canadian National Railway Co.	127,697	13,101,398
Canadian Pacific Kansas City Ltd.	211,351	16,578,836
TFI International Inc.	18,282	1,983,634
Total Ground Transportation		31,663,868
Professional Services — 0.4%
Thomson Reuters Corp.	31,578	2,841,126
See Notes to Financial Statements.

50
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.4%
Toromont Industries Ltd.	18,836	$2,628,712

Total Industrials		70,876,274
Information Technology — 8.2%
Electronic Equipment, Instruments & Components — 1.1%
Celestica Inc.	26,869	7,555,396 *
IT Services — 5.5%
CGI Inc.	44,597	3,249,984
Shopify Inc., Class A Shares	286,972	33,941,885 *
Total IT Services		37,191,869
Software — 1.6%
Constellation Software Inc.	4,633	8,107,012
Descartes Systems Group Inc.	19,944	1,423,969 *
Open Text Corp.	57,339	1,273,698
Total Software		10,804,679

Total Information Technology		55,551,944
Materials — 17.1%
Chemicals — 1.3%
Nutrien Ltd.	114,124	8,587,411
Metals & Mining — 15.8%
Agnico Eagle Mines Ltd.	116,894	23,651,864
Alamos Gold Inc., Class A Shares	97,781	4,336,402
Barrick Mining Corp.	390,016	15,887,936
Equinox Gold Corp.	173,125	2,492,266
First Majestic Silver Corp.	112,739	2,408,998
First Quantum Minerals Ltd.	159,275	3,795,985 *
Franco-Nevada Corp.	44,874	11,075,812
IAMGOLD Corp.	138,223	2,591,031 *
Ivanhoe Mines Ltd., Class A Shares	183,374	1,562,335 *
Kinross Gold Corp.	283,371	8,635,856
Lundin Gold Inc.	22,991	1,751,405
Lundin Mining Corp.	160,383	3,986,734
Pan American Silver Corp.	97,227	5,301,834
Teck Resources Ltd., Class B Shares	112,462	5,810,261
Wheaton Precious Metals Corp.	106,368	13,917,665
Total Metals & Mining		107,206,384

Total Materials		115,793,795
Real Estate — 0.2%
Real Estate Management & Development — 0.2%
FirstService Corp.	9,695	1,344,399

Utilities — 2.3%
Electric Utilities — 1.9%
Emera Inc.	70,635	3,649,808
Fortis Inc.	118,556	6,593,194
Hydro One Ltd.	74,513	3,067,444 (a)
Total Electric Utilities		13,310,446
See Notes to Financial Statements.

51
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Canada ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Gas Utilities — 0.4%
AltaGas Ltd.			72,297	$2,499,610

Total Utilities				15,810,056
Total Common Stocks (Cost — $536,184,169)				674,424,204
		Expiration Date	Warrants
Warrants — 0.0%††
Information Technology — 0.0%††
Software — 0.0%††
Constellation Software Inc. (Cost — $0)		3/31/40	3,981	0 *(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $536,184,169)				674,424,204
	Rate	Maturity Date	Face Amount
Short-Term Investments — 0.2%
Time Deposits — 0.2%
Royal Bank of Canada (Cost — $1,433,127)	2.100%	4/1/26	$2,000,000	1,433,127
			Shares
Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $73,051)	3.536%		73,051	73,051 (e)(f)(g)

Total Short-Term Investments (Cost — $1,506,178)				1,506,178
Total Investments — 99.9% (Cost — $537,690,347)				675,930,382
Other Assets in Excess of Liabilities — 0.1%				998,363
Total Net Assets — 100.0%				$676,928,745

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $73,051 and the cost was $73,051 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Summary of Investments by Country# (unaudited)
Canada	94.1%
Brazil	2.1
United States	1.8
Chile	0.6
Zambia	0.6
Burkina Faso	0.4
See Notes to Financial Statements.

52
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Canada ETF
Summary of Investments by Country# (unaudited) (cont’d)
Congo (Democratic Republic)	0.2%
Short-Term Investments	0.2
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P/TSX 60 Index	6	6/26	$1,626,234	$1,640,472	$14,238
See Notes to Financial Statements.

53
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 17.4%
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H Shares	434,000	$591,199 (a)
Entertainment — 2.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A Shares	18,600	57,658
Beijing Enlight Media Co. Ltd., Class A Shares	24,800	55,225
Beijing Jetsen Technology Co. Ltd., Class A Shares	18,600	15,350
China Film Group Co. Ltd., Class A Shares	12,400	24,112
China Ruyi Holdings Ltd.	992,000	193,587 *(b)
Damai Entertainment Holdings Ltd.	1,240,000	99,640 *
Giant Network Group Co. Ltd., Class A Shares	12,400	56,626
iQIYI Inc., ADR	48,050	64,868 *(b)
Kingnet Network Co. Ltd., Class A Shares	18,600	47,667
Kingsoft Corp. Ltd.	99,200	284,434
Mango Excellent Media Co. Ltd., Class A Shares	12,400	36,984
NetEase Cloud Music Inc.	9,300	153,019 *(a)(b)
NetEase Inc.	167,601	3,644,801 (b)
Ourpalm Co. Ltd., Class A Shares	18,600	12,900 *
Perfect World Co. Ltd., Class A Shares	12,400	31,544
Talkweb Information System Co. Ltd., Class A Shares	12,400	61,365 *
Tencent Music Entertainment Group, ADR	46,036	427,214 (b)
Wanda Film Holding Co. Ltd., Class A Shares	18,600	26,311 *
Zhejiang Daily Digital Culture Group Co. Ltd., Class A Shares	12,400	21,724
Zhejiang Huace Film & Television Co. Ltd., Class A Shares	18,600	19,363
Total Entertainment		5,334,392
Interactive Media & Services — 15.0%
Autohome Inc., ADR	5,828	101,232 (b)
Baidu Inc., Class A Shares	201,500	2,716,583 *(b)
Bilibili Inc., Class Z Shares	26,040	566,953 *(b)
JOYY Inc., ADR	2,451	143,114 (b)
Kuaishou Technology	260,400	1,498,590 (a)(b)
Kunlun Tech Co. Ltd., Class A Shares	6,200	43,986 *
Meitu Inc.	310,000	169,626 (a)(b)
Tencent Holdings Ltd.	576,361	35,580,562 (b)
Weibo Corp., Class A Shares	8,680	74,343 (b)
Total Interactive Media & Services		40,894,989
Media — 0.2%
Bluefocus Intelligent Communications Group Co. Ltd., Class A Shares	24,800	53,143 *
China Literature Ltd.	37,200	120,612 *(a)(b)
China South Publishing & Media Group Co. Ltd., Class A Shares	12,400	19,731
Chinese Universe Publishing and Media Group Co. Ltd., Class A Shares	12,400	15,189
Focus Media Information Technology Co. Ltd., Class A Shares	105,400	99,956
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A Shares	18,600	26,338
Leo Group Co. Ltd., Class A Shares	68,200	77,120
Oriental Pearl Group Co. Ltd., Class A Shares	24,800	33,824
People.cn Co. Ltd., Class A Shares	12,400	35,243
Total Media		481,156
See Notes to Financial Statements.

54
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Wireless Telecommunication Services — 0.0%††
China United Network Communications Ltd., Class A Shares	210,800	$135,819

Total Communication Services		47,437,555
Consumer Discretionary — 25.1%
Automobile Components — 0.6%
Anhui Zhongding Sealing Parts Co. Ltd., Class A Shares	12,400	32,245
Bethel Automotive Safety Systems Co. Ltd., Class A Shares	6,200	39,462
CALB Group Co. Ltd., Class H Shares	24,800	100,146 *(a)
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A Shares	1,900	33,564
Fuyao Glass Industry Group Co. Ltd., Class A Shares	12,400	102,335
Fuyao Glass Industry Group Co. Ltd., Class H Shares	55,800	417,422 (a)
Huayu Automotive Systems Co. Ltd., Class A Shares	24,800	68,978
Huizhou Desay Sv Automotive Co. Ltd., Class A Shares	3,900	58,658
Minth Group Ltd.	68,200	282,188
Ningbo Joyson Electronic Corp., Class A Shares	12,400	44,489
Ningbo Tuopu Group Co. Ltd., Class A Shares	12,400	101,976
Sailun Group Co. Ltd., Class A Shares	24,800	46,212
Sensteed Hi-tech Group, Class A Shares	62,000	38,510 *
Shandong Linglong Tyre Co. Ltd., Class A Shares	12,400	25,099
Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A Shares	12,400	24,543 *
Shenzhen Kedali Industry Co. Ltd., Class A Shares	1,800	46,650
Wanxiang Qianchao Co. Ltd., Class A Shares	31,000	69,256
Weifu High-Technology Group Co. Ltd., Class A Shares	6,200	18,268
Weifu High-Technology Group Co. Ltd., Class B Shares	18,600	34,305
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A Shares	18,600	37,891
Total Automobile Components		1,622,197
Automobiles — 4.3%
AIMA Technology Group Co. Ltd., Class A Shares	6,200	29,040
Anhui Jianghuai Automobile Group Corp. Ltd., Class A Shares	12,400	82,946 *
BAIC BluePark New Energy Technology Co. Ltd., Class A Shares	49,600	51,347 *
BAIC Motor Corp. Ltd., Class H Shares	248,000	48,397 *(a)
Brilliance China Automotive Holdings Ltd.	248,000	87,620
BYD Co. Ltd., Class A Shares	37,200	566,884
BYD Co. Ltd., Class H Shares	341,000	4,601,643
Chongqing Afari Technology Co. Ltd., Class A Shares	31,000	44,301 *
Chongqing Changan Automobile Co. Ltd., Class A Shares	62,000	89,768
Chongqing Changan Automobile Co. Ltd., Class B Shares	161,200	82,860
Geely Automobile Holdings Ltd.	585,000	1,560,955
Great Wall Motor Co. Ltd., Class A Shares	18,600	55,557
Great Wall Motor Co. Ltd., Class H Shares	217,000	341,545
Guangzhou Automobile Group Co. Ltd., Class A Shares	37,200	38,726
Guangzhou Automobile Group Co. Ltd., Class H Shares	248,000	96,161
Li Auto Inc., Class A Shares	111,600	963,664 *(b)
NIO Inc., Class A Shares	164,920	922,603 *(b)
SAIC Motor Corp. Ltd., Class A Shares	62,000	130,971
Seres Group Co. Ltd., Class A Shares	12,400	163,072
VOYAH Automobile Technology Co. Ltd., Class H Shares	71,819	46,901 *
XPeng Inc., Class A Shares	136,400	1,138,667 *(b)
See Notes to Financial Statements.

55
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Yadea Group Holdings Ltd.	124,000	$209,561 (a)
Zhejiang Leapmotor Technology Co. Ltd., Class H Shares	68,200	409,016 *(a)
Total Automobiles		11,762,205
Broadline Retail — 13.3%
Alibaba Group Holding Ltd.	1,665,665	25,281,770 (b)
CCOOP Group Co. Ltd., Class A Shares	136,400	36,536 *
JD.com Inc., Class A Shares	220,100	3,177,894 (b)
MINISO Group Holding Ltd.	37,200	145,949
PDD Holdings Inc., ADR	70,695	7,223,615 *(b)
Vipshop Holdings Ltd., ADR	20,063	315,390 (b)
Total Broadline Retail		36,181,154
Distributors — 0.0%††
Wuchan Zhongda Group Co. Ltd., Class A Shares	49,600	37,200
Zhejiang China Commodities City Group Co. Ltd., Class A Shares	37,200	69,696
Total Distributors		106,896
Diversified Consumer Services — 0.5%
New Oriental Education & Technology Group Inc.	136,400	758,532 (b)
Offcn Education Technology Co. Ltd., Class A Shares	43,400	16,463 *
TAL Education Group, ADR	37,897	430,889 *(b)
Total Diversified Consumer Services		1,205,884
Hotels, Restaurants & Leisure — 4.2%
BTG Hotels Group Co. Ltd., Class A Shares	6,200	13,447
Guming Holdings Ltd.	49,600	172,710
H World Group Ltd.	186,000	927,604 (b)
Haidilao International Holding Ltd.	146,000	265,735 (a)(b)
Meituan, Class B Shares	496,000	5,247,723 *(a)(b)
Mixue Group, Class H Shares	1,800	67,269 *
Shanghai Jinjiang International Hotels Co. Ltd., Class A Shares	6,200	24,121
Shanghai Jinjiang International Hotels Co. Ltd., Class B Shares	18,600	27,249
Songcheng Performance Development Co. Ltd., Class A Shares	18,600	20,952
Tongcheng Travel Holdings Ltd.	124,000	284,687 (b)
TravelSky Technology Ltd., Class H Shares	83,000	102,371
Trip.com Group Ltd.	55,800	2,710,216 (b)
Yum China Holdings Inc.	32,100	1,577,937
Total Hotels, Restaurants & Leisure		11,442,021
Household Durables — 0.7%
Beijing Roborock Technology Co. Ltd., Class A Shares	1,559	27,082
Ecovacs Robotics Co. Ltd., Class A Shares	6,200	54,776
Gree Electric Appliances Inc. of Zhuhai, Class A Shares	24,800	135,801
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A Shares	6,200	13,331
Haier Smart Home Co. Ltd., Class A Shares	43,400	134,347
Haier Smart Home Co. Ltd., Class H Shares	223,200	589,871
Hangzhou GreatStar Industrial Co. Ltd.	12,400	53,466
Hangzhou Robam Appliances Co. Ltd., Class A Shares	6,200	18,959
Hisense Home Appliances Group Co. Ltd., Class H Shares	26,000	66,159
Hisense Visual Technology Co. Ltd., Class A Shares	12,400	40,144
Jason Furniture Hangzhou Co. Ltd., Class A Shares	6,200	29,983
See Notes to Financial Statements.

56
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Midea Group Co. Ltd., Class H Shares	55,800	$596,418
Shenzhen MTC Co. Ltd., Class A Shares	43,400	59,444
Sichuan Changhong Electric Co. Ltd., Class A Shares	37,200	46,697
Zhejiang Supor Co. Ltd., Class A Shares	6,200	39,363
Total Household Durables		1,905,841
Specialty Retail — 0.6%
China Tourism Group Duty Free Corp. Ltd., Class A Shares	12,400	126,357
China Tourism Group Duty Free Corp. Ltd., Class H Shares	12,400	102,724 (a)
HLA Group Corp. Ltd., Class A Shares	43,400	41,033
Pop Mart International Group Ltd.	62,000	1,135,583 (a)(b)
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A Shares	31,000	20,602
Topsports International Holdings Ltd.	248,000	86,671 (a)
Zhongsheng Group Holdings Ltd.	62,000	65,004
Total Specialty Retail		1,577,974
Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products Ltd.	117,350	1,133,057
Bosideng International Holdings Ltd.	372,000	189,791
Lao Feng Xiang Co. Ltd., Class B Shares	24,800	81,642
Laopu Gold Co. Ltd., Class H Shares	3,700	295,190
Li Ning Co. Ltd.	217,000	592,307
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A Shares	12,400	31,239 *
Xtep International Holdings Ltd.	124,000	70,697
Total Textiles, Apparel & Luxury Goods		2,393,923

Total Consumer Discretionary		68,198,095
Consumer Staples — 3.6%
Beverages — 1.8%
Anhui Gujing Distillery Co. Ltd., Class A Shares	2,200	32,761
Anhui Gujing Distillery Co. Ltd., Class B Shares	12,400	110,712
Beijing Shunxin Agriculture Co. Ltd., Class A Shares	6,200	11,562
Beijing Yanjing Brewery Co. Ltd., Class A Shares	24,800	47,038
China Resources Beer Holdings Co. Ltd.	146,894	480,391
Chongqing Brewery Co. Ltd., Class A Shares	6,200	50,880
Eastroc Beverage Group Co. Ltd., Class A Shares	2,910	86,486
Guangzhou Zhujiang Brewery Co. Ltd., Class A Shares	12,400	16,823
Jiangsu King’s Luck Brewery JSC Ltd., Class A Shares	12,400	47,577
Jiangsu Yanghe Distillery Co. Ltd., Class A Shares	12,400	91,097
Kweichow Moutai Co. Ltd., Class A Shares	8,150	1,711,020
Luzhou Laojiao Co. Ltd., Class A Shares	9,500	143,985
Nongfu Spring Co. Ltd., Class H Shares	161,200	964,708 (a)
Shanghai Bairun Investment Holding Group Co. Ltd., Class A Shares	6,200	15,216
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A Shares	7,820	161,977
Sichuan Swellfun Co. Ltd., Class A Shares	6,200	29,435
Tsingtao Brewery Co. Ltd., Class A Shares	6,200	55,530
Tsingtao Brewery Co. Ltd., Class H Shares	60,045	371,289
Wuliangye Yibin Co. Ltd., Class A Shares	24,800	370,813
Yantai Changyu Pioneer Wine Co. Ltd., Class B Shares	24,800	23,945
See Notes to Financial Statements.

57
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Beverages — continued
ZJLD Group Inc.	62,000	$74,256 (a)
Total Beverages		4,897,501
Consumer Staples Distribution & Retail — 0.5%
Alibaba Health Information Technology Ltd.	526,000	312,640 *
East Buy Holding Ltd.	31,000	107,390 *(a)(b)
JD Health International Inc.	96,100	576,830 *(a)(b)
Ping An Healthcare and Technology Co. Ltd.	86,800	127,540 *(a)(b)
Shenzhen Agricultural Power Group Co. Ltd., Class A Shares	12,400	13,250
Sun Art Retail Group Ltd.	186,000	37,246
Yifeng Pharmacy Chain Co. Ltd., Class A Shares	12,400	43,807
Yonghui Superstores Co. Ltd., Class A Shares	62,000	33,843 *
Total Consumer Staples Distribution & Retail		1,252,546
Food Products — 1.0%
Angel Yeast Co. Ltd., Class A Shares	6,200	36,275
Beijing Dabeinong Technology Group Co. Ltd., Class A Shares	31,000	17,774
Bright Dairy & Food Co. Ltd., Class A Shares	12,400	13,609
China Feihe Ltd.	372,000	165,118 (a)
China Mengniu Dairy Co. Ltd.	278,000	609,882
Chongqing Fuling Zhacai Group Co. Ltd., Class A Shares	6,200	11,212
COFCO Sugar Holding Co. Ltd., Class A Shares	12,400	25,351
Foshan Haitian Flavouring & Food Co. Ltd., Class A Shares	31,000	184,024
Fujian Sunner Development Co. Ltd., Class A Shares	12,400	31,778
Guangdong Haid Group Co. Ltd., Class A Shares	12,400	89,427
Heilongjiang Agriculture Co. Ltd., Class A Shares	12,400	29,983
Henan Shuanghui Investment & Development Co. Ltd., Class A Shares	24,800	101,976
Inner Mongolia Yili Industrial Group Co. Ltd., Class A Shares	43,400	165,577
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A Shares	6,200	17,110
Muyuan Foods Co. Ltd., Class A Shares	37,200	224,653
New Hope Liuhe Co. Ltd., Class A Shares	37,200	44,166
Tingyi Cayman Islands Holding Corp.	169,000	279,791
Uni-President China Holdings Ltd.	124,000	124,471
Want Want China Holdings Ltd.	372,000	218,734
Wens Foodstuff Group Co. Ltd., Class A Shares	43,400	104,436
Yihai International Holding Ltd.	62,000	129,058
Yihai Kerry Arawana Holdings Co. Ltd., Class A Shares	12,400	51,473
Yuan Longping High-tech Agriculture Co. Ltd., Class A Shares	12,400	17,774
Total Food Products		2,693,652
Household Products — 0.0%††
Blue Moon Group Holdings Ltd.	155,000	56,938 (a)
C&S Paper Co. Ltd., Class A Shares	12,400	15,027
Total Household Products		71,965
Personal Care Products — 0.2%
By-health Co. Ltd., Class A Shares	12,400	19,713
Giant Biogene Holding Co. Ltd	49,600	173,975 (a)
Hengan International Group Co. Ltd.	62,000	217,469
Mao Geping Cosmetics Co. LTD, Class H Shares	12,400	119,252
See Notes to Financial Statements.

58
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Personal Care Products — continued
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A Shares	6,200	$34,067
Total Personal Care Products		564,476
Tobacco — 0.1%
RLX Technology Inc., ADR	62,310	137,082 (b)
Smoore International Holdings Ltd.	186,000	210,668 (a)
Total Tobacco		347,750

Total Consumer Staples		9,827,890
Energy — 3.4%
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class A Shares	12,400	28,349
China Oilfield Services Ltd., Class H Shares	170,000	195,799
CNOOC Energy Technology & Services Ltd., Class A Shares	55,800	36,275
Offshore Oil Engineering Co. Ltd., Class A Shares	31,000	29,219
Sinopec Oilfield Service Corp., Class H Shares	248,000	28,469 *
Yantai Jereh Oilfield Services Group Co. Ltd., Class A Shares	6,200	86,895
Total Energy Equipment & Services		405,006
Oil, Gas & Consumable Fuels — 3.3%
China Coal Energy Co. Ltd., Class A Shares	37,200	92,641
China Coal Energy Co. Ltd., Class H Shares	221,000	372,082
China Merchants Energy Shipping Co. Ltd., Class A Shares	62,000	146,860
China Petroleum & Chemical Corp., Class A Shares	217,000	184,742
China Petroleum & Chemical Corp., Class H Shares	2,108,000	1,207,229
China Shenhua Energy Co. Ltd., Class A Shares	43,400	293,765
China Shenhua Energy Co. Ltd., Class H Shares	312,372	1,837,529
China Suntien Green Energy Corp. Ltd., Class H Shares	186,000	92,760
COSCO Shipping Energy Transportation Co. Ltd., Class A Shares	31,000	98,745
COSCO Shipping Energy Transportation Co. Ltd., Class H Shares	124,000	283,580
Guanghui Energy Co. Ltd., Class A Shares	49,600	47,900
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A Shares	18,600	80,980
Inner Mongolia Yitai Coal Co. Ltd., Class B Shares	80,600	173,371
Jizhong Energy Resources Co. Ltd., Class A Shares	24,800	20,611
Oriental Energy Co. Ltd., Class A Shares	12,400	15,566 *
PetroChina Co. Ltd., Class A Shares	186,000	328,281
PetroChina Co. Ltd., Class H Shares	1,932,000	2,649,040
Pingdingshan Tianan Coal Mining Co. Ltd., Class A Shares	18,600	21,975
Shaanxi Coal Industry Co. Ltd., Class A Shares	68,200	252,688
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A Shares	24,800	31,634
Shanxi Coking Coal Energy Group Co. Ltd., Class A Shares	43,400	41,975
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A Shares	24,800	48,654
Yankuang Energy Group Co. Ltd., Class A Shares	37,200	104,221
Yankuang Energy Group Co. Ltd., Class H Shares	291,650	541,994
Total Oil, Gas & Consumable Fuels		8,968,823

Total Energy		9,373,829
Financials — 18.3%
Banks — 11.7%
Agricultural Bank of China Ltd., Class A Shares	576,600	559,344
Agricultural Bank of China Ltd., Class H Shares	2,852,000	2,026,178
See Notes to Financial Statements.

59
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of Beijing Co. Ltd., Class A Shares	142,600	$113,763
Bank of Changsha Co. Ltd., Class A Shares	31,000	43,223
Bank of Chengdu Co. Ltd., Class A Shares	31,000	76,841
Bank of China Ltd., Class A Shares	328,600	279,277
Bank of China Ltd., Class H Shares	6,386,000	4,048,165
Bank of Communications Co. Ltd., Class A Shares	359,600	364,458
Bank of Communications Co. Ltd., Class H Shares	682,000	612,393
Bank of Guiyang Co. Ltd., Class A Shares	31,000	26,123
Bank of Hangzhou Co. Ltd., Class A Shares	43,400	105,253
Bank of Jiangsu Co. Ltd., Class A Shares	124,000	196,053
Bank of Nanjing Co. Ltd., Class A Shares	80,600	132,919
Bank of Ningbo Co. Ltd., Class A Shares	43,400	191,340
Bank of Qingdao Co. Ltd., Class A Shares	24,800	18,600
Bank of Shanghai Co. Ltd., Class A Shares	93,000	133,440
Bank of Zhengzhou Co. Ltd., Class A Shares	49,600	13,357
China Bohai Bank Co. Ltd., Class H Shares	248,000	25,306 *(a)
China CITIC Bank Corp. Ltd., Class A Shares	93,000	111,761
China CITIC Bank Corp. Ltd., Class H Shares	806,000	812,148
China Construction Bank Corp., Class A Shares	142,600	199,240
China Construction Bank Corp., Class H Shares	8,122,000	8,691,561
China Everbright Bank Co. Ltd., Class A Shares	303,800	141,196
China Everbright Bank Co. Ltd., Class H Shares	310,000	120,201
China Merchants Bank Co. Ltd., Class A Shares	136,400	776,528
China Merchants Bank Co. Ltd., Class H Shares	350,900	2,205,601
China Minsheng Banking Corp. Ltd., Class A Shares	235,600	129,284
China Minsheng Banking Corp. Ltd., Class H Shares	620,000	290,222
China Zheshang Bank Co. Ltd., Class A Shares	148,800	64,633
China Zheshang Bank Co. Ltd., Class H Shares	310,000	98,059
Chongqing Rural Commercial Bank Co. Ltd., Class A Shares	62,000	63,286
Chongqing Rural Commercial Bank Co. Ltd., Class H Shares	186,000	161,085
CNPC Capital Co. Ltd., Class A Shares	55,800	82,407
Huaxia Bank Co. Ltd., Class A Shares	99,200	105,136
Industrial & Commercial Bank of China Ltd., Class A Shares	508,400	562,378
Industrial & Commercial Bank of China Ltd., Class H Shares	7,440,000	6,509,834
Industrial Bank Co. Ltd., Class A Shares	142,600	388,569
Ping An Bank Co. Ltd., Class A Shares	130,200	208,872
Postal Savings Bank of China Co. Ltd., Class A Shares	192,200	142,758
Postal Savings Bank of China Co. Ltd., Class H Shares	868,000	543,593 (a)
Shanghai Pudong Development Bank Co. Ltd., Class A Shares	223,200	328,981
Shanghai Rural Commercial Bank Co. Ltd., Class A Shares	68,200	89,956
Total Banks		31,793,322
Capital Markets — 2.1%
Beijing Compass Technology Development Co. Ltd., Class A Shares	6,200	87,326
BOC International China Co. Ltd., Class A Shares	18,600	32,882
Caida Securities Co. Ltd., Class A Shares	24,800	23,016
Caitong Securities Co. Ltd., Class A Shares	37,200	41,042
Central China Securities Co. Ltd., Class A Shares	24,800	14,471
See Notes to Financial Statements.

60
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Central China Securities Co. Ltd., Class H Shares	62,000	$14,392
Changjiang Securities Co. Ltd., Class A Shares	43,400	43,107
China Cinda Asset Management Co. Ltd., Class H Shares	1,116,000	160,848
China CITIC Financial Asset Management Co. Ltd., Class H Shares	1,798,000	181,171 *(a)
China Everbright Ltd.	76,000	58,453
China Galaxy Securities Co. Ltd., Class A Shares	43,400	80,055
China Galaxy Securities Co. Ltd., Class H Shares	341,000	343,601
China Great Wall Securities Co. Ltd., Class A Shares	24,800	31,921
China International Capital Corp. Ltd., Class A Shares	18,600	87,227
China International Capital Corp. Ltd., Class H Shares	148,800	325,871 (a)
China Merchants Securities Co. Ltd., Class A Shares	49,600	110,881
China Merchants Securities Co. Ltd., Class H Shares	49,600	83,002 (a)
Chinalin Securities Co. Ltd., Class A Shares	6,200	13,941
CITIC Securities Co. Ltd., Class A Shares	80,600	280,543
CITIC Securities Co. Ltd., Class H Shares	155,000	470,128
CSC Financial Co. Ltd., Class A Shares	31,000	96,276
CSC Financial Co. Ltd., Class H Shares	62,000	81,926 (a)
Dongxing Securities Co. Ltd., Class A Shares	24,800	44,238
East Money Information Co. Ltd., Class A Shares	105,400	288,272
Everbright Securities Co. Ltd., Class A Shares	31,000	68,403
Everbright Securities Co. Ltd., Class H Shares	24,800	23,977 (a)
First Capital Securities Co. Ltd., Class A Shares	37,200	38,403
Founder Securities Co. Ltd., Class A Shares	55,800	54,857
GF Securities Co. Ltd., Class A Shares	37,200	96,734
GF Securities Co. Ltd., Class H Shares	86,800	159,425
Guangdong Golden Dragon Development Inc., Class A Shares	6,200	9,147 *
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A Shares	24,800	30,306
Guolian Minsheng Securities Co. Ltd., Class A Shares	24,800	32,604
Guosen Securities Co. Ltd., Class A Shares	43,400	70,441
Guosheng Securities Inc., Class A Shares	18,600	38,376 *
Guotai Haitong Securities Co. Ltd., Class A Shares	93,000	223,387
Guotai Haitong Securities Co. Ltd., Class H Shares	272,800	465,558 (a)
Guoyuan Securities Co. Ltd., Class A Shares	31,000	34,426
Hithink RoyalFlush Information Network Co. Ltd., Class A Shares	3,300	142,622
Huaan Securities Co. Ltd., Class A Shares	31,000	24,911
Huatai Securities Co. Ltd., Class A Shares	49,600	127,830
Huatai Securities Co. Ltd., Class H Shares	124,000	234,234 (a)
Huaxi Securities Co. Ltd., Class A Shares	18,600	22,406
Industrial Securities Co. Ltd., Class A Shares	62,000	52,694
J-Yuan Trust Co. Ltd., Class A Shares	74,400	27,577 *
Minmetals Capital Co. Ltd., Class A Shares	31,000	23,968
Nanjing Securities Co. Ltd., Class A Shares	24,800	26,320
Northeast Securities Co. Ltd., Class A Shares	18,600	21,706
Orient Securities Co. Ltd., Class A Shares	49,600	64,920
Orient Securities Co. Ltd., Class H Shares	99,200	68,325 (a)
Pacific Securities Co. Ltd., Class A Shares	43,400	23,564 *
SDIC Capital Co. Ltd., Class A Shares	43,400	43,546
See Notes to Financial Statements.

61
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Sealand Securities Co. Ltd., Class A Shares	49,600	$27,505
Shaanxi International Trust Co. Ltd., Class A Shares	43,400	21,302
Shanxi Securities Co. Ltd., Class A Shares	31,000	25,090
Shenwan Hongyuan Group Co. Ltd., Class A Shares	148,800	100,827
Shenwan Hongyuan Group Co. Ltd., Class H Shares	148,800	51,433 (a)
Sinolink Securities Co. Ltd., Class A Shares	31,000	37,613
SooChow Securities Co. Ltd., Class A Shares	37,200	42,227
Southwest Securities Co. Ltd., Class A Shares	55,800	33,528
SPIC Industry-Finance Holdings Co. Ltd., Class A Shares	43,400	39,336
Tianfeng Securities Co. Ltd., Class A Shares	68,200	36,536 *
Western Securities Co. Ltd., Class A Shares	37,200	39,211
Xiangcai Co. Ltd., Class A Shares	18,600	24,964 *
Yangzijiang Financial Holding Ltd.	210,800	40,848 *
Zheshang Securities Co. Ltd., Class A Shares	31,000	43,358
Zhongtai Securities Co. Ltd., Class A Shares	49,600	43,591
Total Capital Markets		5,852,626
Consumer Finance — 0.1%
Lufax Holding Ltd., ADR	28,954	54,144 *(b)
Qfin Holdings Inc., ADR	9,062	116,990 (b)
Total Consumer Finance		171,134
Financial Services — 0.1%
Far East Horizon Ltd.	248,000	222,688
Lakala Payment Co. Ltd., Class A Shares	6,200	20,539
Total Financial Services		243,227
Insurance — 4.3%
China Life Insurance Co. Ltd., Class H Shares	695,184	2,181,262
China Pacific Insurance Group Co. Ltd., Class A Shares	43,400	233,064
China Pacific Insurance Group Co. Ltd., Class H Shares	235,600	958,002
China Reinsurance Group Corp., Class H Shares	620,000	116,247
China Taiping Insurance Holdings Co. Ltd.	124,000	323,910
New China Life Insurance Co. Ltd., Class A Shares	12,400	110,468
New China Life Insurance Co. Ltd., Class H Shares	93,000	548,971
People’s Insurance Co. Group of China Ltd., Class A Shares	74,400	78,314
People’s Insurance Co. Group of China Ltd., Class H Shares	806,000	555,139
PICC Property & Casualty Co. Ltd., Class H Shares	648,000	1,178,603
Ping An Insurance Group Co. of China Ltd., Class A Shares	68,200	560,672
Ping An Insurance Group Co. of China Ltd., Class H Shares	603,550	4,576,547
Sunshine Insurance Group Co. Ltd., Class H Shares	217,000	100,471
ZhongAn Online P&C Insurance Co. Ltd., Class H Shares	93,000	151,240 *(a)
Total Insurance		11,672,910

Total Financials		49,733,219
Health Care — 5.5%
Biotechnology — 2.2%
3SBio Inc.	169,000	488,018 (a)
Akeso Inc.	64,000	1,062,830 *(a)
Anhui Anke Biotechnology Group Co. Ltd., Class A Shares	12,400	16,966
Beijing Tiantan Biological Products Corp. Ltd., Class A Shares	12,400	27,128
See Notes to Financial Statements.

62
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A Shares	6,221	$35,804 *
BeOne Medicines Ltd., Class H Shares	74,400	1,628,407 *
CanSino Biologics Inc., Class H Shares	12,400	49,346 *(a)
Chongqing Zhifei Biological Products Co. Ltd., Class A Shares	18,600	40,288 *
Gan & Lee Pharmaceuticals Co. Ltd., Class A Shares	6,200	57,451
Hualan Biological Engineering Inc., Class A Shares	12,400	26,302
Imeik Technology Development Co. Ltd., Class A Shares	2,020	34,289
Innovent Biologics Inc.	150,500	1,629,735 *(a)
Remegen Co. Ltd., Class H Shares	16,000	195,505 *(a)
Shanghai Junshi Biosciences Co. Ltd., Class A Shares	4,974	25,084 *
Shanghai Junshi Biosciences Co. Ltd., Class H Shares	24,800	73,259 *(a)
Shanghai RAAS Blood Products Co. Ltd., Class A Shares	62,000	52,245
Shenzhen Kangtai Biological Products Co. Ltd., Class A Shares	6,200	12,487
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H Shares	4,800	281,625 *
Walvax Biotechnology Co. Ltd., Class A Shares	12,400	22,244
Yili Chuanning Biotechnology Co. Ltd., Class A Shares	18,600	28,816
Zai Lab Ltd.	99,200	173,343 *
Total Biotechnology		5,961,172
Health Care Equipment & Supplies — 0.3%
Angelalign Technology Inc.	4,400	41,614 (a)
APT Medical Inc., Class A Shares	725	26,242
Intco Medical Technology Co. Ltd., Class A Shares	6,200	52,676
Jafron Biomedical Co. Ltd., Class A Shares	6,200	15,916
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A Shares	12,400	60,863
Lepu Medical Technology Beijing Co. Ltd., Class A Shares	18,600	43,627
Microport Scientific Corp.	93,000	112,451 *
Ovctek China Inc., Class A Shares	6,200	12,684
Shandong Pharmaceutical Glass Co. Ltd., Class A Shares	6,200	16,625
Shandong Weigao Group Medical Polymer Co. Ltd., Class H Shares	223,200	106,757
Shanghai United Imaging Healthcare Co. Ltd., Class A Shares	5,486	88,962
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A Shares	7,700	183,573
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A Shares	6,200	44,049
Total Health Care Equipment & Supplies		806,039
Health Care Providers & Services — 0.3%
Aier Eye Hospital Group Co. Ltd., Class A Shares	68,200	93,906
China Meheco Group Co. Ltd., Class A Shares	12,400	18,438
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A Shares	12,400	41,042
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H Shares	20,400	43,583
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A Shares	6,200	23,573
Huadong Medicine Co. Ltd., Class A Shares	12,400	63,412
Jointown Pharmaceutical Group Co. Ltd., Class A Shares	43,400	33,178
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A Shares	31,000	25,270
Shanghai Pharmaceuticals Holding Co. Ltd., Class A Shares	24,800	61,222
Shanghai Pharmaceuticals Holding Co. Ltd., Class H Shares	62,000	91,337
Sinopharm Group Co. Ltd., Class H Shares	124,000	319,482
Topchoice Medical Corp., Class A Shares	6,200	37,765
Total Health Care Providers & Services		852,208
See Notes to Financial Statements.

63
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Technology — 0.0%††
Winning Health Technology Group Co. Ltd., Class A Shares	18,600	$22,595
Life Sciences Tools & Services — 1.1%
Genscript Biotech Corp.	124,000	173,184 *
Hangzhou Tigermed Consulting Co. Ltd., Class A Shares	6,200	48,322
Hangzhou Tigermed Consulting Co. Ltd., Class H Shares	12,400	65,541 (a)
Joinn Laboratories China Co. Ltd., Class H Shares	12,400	30,999 (a)
Pharmaron Beijing Co. Ltd., Class A Shares	12,400	50,234
Pharmaron Beijing Co. Ltd., Class H Shares	31,000	74,414 (a)
WuXi AppTec Co. Ltd., Class A Shares	18,600	264,187
WuXi AppTec Co. Ltd., Class H Shares	37,200	557,511 (a)
WuXi Biologics Cayman Inc.	347,396	1,463,103 *(a)
WuXi XDC Cayman Inc.	37,000	274,662 *
Total Life Sciences Tools & Services		3,002,157
Pharmaceuticals — 1.6%
Apeloa Pharmaceutical Co. Ltd., Class A Shares	12,400	32,011
Beijing Tong Ren Tang Co. Ltd., Class A Shares	12,400	49,875
Changchun High-Tech Industry Group Co. Ltd., Class A Shares	2,200	27,352
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A Shares	6,200	25,943
China Medical System Holdings Ltd.	124,000	211,617
China Resources Double Crane Pharmaceutical Co. Ltd., Class A Shares	12,400	33,340
China Resources Pharmaceutical Group Ltd.	186,000	137,124 (a)
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A Shares	12,400	50,162
China Traditional Chinese Medicine Holdings Co. Ltd.	372,000	83,983
CSPC Innovation Pharmaceutical Co. Ltd., Class A Shares	12,400	57,021
CSPC Pharmaceutical Group Ltd.	764,000	886,763
Dong-E-E-Jiao Co. Ltd., Class A Shares	6,200	51,320
Haisco Pharmaceutical Group Co. Ltd., Class A Shares	6,200	48,726
Hansoh Pharmaceutical Group Co. Ltd.	104,500	472,904 (a)
Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A Shares	6,200	33,555 *
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A Shares	43,400	346,989
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H Shares	12,400	102,013 *
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A Shares	6,200	20,108
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A Shares	12,400	31,598
Joincare Pharmaceutical Group Industry Co. Ltd., Class A Shares	18,600	30,162
Kangmei Pharmaceutical Co. Ltd., Class A Shares	105,400	27,011 *
Livzon Pharmaceutical Group Inc., Class A Shares	6,200	30,530
Livzon Pharmaceutical Group Inc., Class H Shares	18,600	65,051
Luye Pharma Group Ltd.	186,000	59,547 *(a)
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A Shares	12,400	17,577
Shanghai Allist Pharmaceuticals Co. Ltd., Class A Shares	4,990	69,359
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A Shares	18,600	71,716
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	31,000	78,368
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A Shares	7,100	63,026
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A Shares	12,400	30,234
Sichuan Biokin Pharmaceutical Co. Ltd., Class A Shares	1,543	62,107 *
Sichuan Kelun Pharmaceutical Co. Ltd., Class A Shares	12,400	62,281
Sino Biopharmaceutical Ltd.	930,000	698,668
See Notes to Financial Statements.

64
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Tasly Pharmaceutical Group Co. Ltd., Class A Shares	12,400	$25,763
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A Shares	24,800	12,711
Yifan Pharmaceutical Co. Ltd., Class A Shares	12,400	22,765
Yunnan Baiyao Group Co. Ltd., Class A Shares	12,400	98,493
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A Shares	3,500	76,571
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A Shares	12,400	28,833
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A Shares	6,200	15,458
Zhejiang Medicine Co. Ltd., Class A Shares	6,200	14,426
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A Shares	6,200	23,052
Total Pharmaceuticals		4,386,113

Total Health Care		15,030,284
Industrials — 7.7%
Aerospace & Defense — 0.1%
AECC Aero-Engine Control Co. Ltd., Class A Shares	12,400	38,977
AECC Aviation Power Co. Ltd., Class A Shares	18,600	129,427
AviChina Industry & Technology Co. Ltd., Class H Shares	248,000	105,018
Avicopter PLC, Class A Shares	6,200	30,306
Kuang-Chi Technologies Co. Ltd., Class A Shares	12,400	68,906 *
Total Aerospace & Defense		372,634
Air Freight & Logistics — 0.9%
CMST Development Co. Ltd., Class A Shares	18,600	14,839
Eastern Air Logistics Co. Ltd., Class A Shares	12,400	30,826
J&T Global Express Ltd.	558,000	719,545 *
JD Logistics Inc.	179,800	313,037 *(a)(b)
SF Holding Co. Ltd., Class A Shares	31,000	170,739
SF Holding Co. Ltd., Class H Shares	24,800	111,471
Sinotrans Ltd., Class A Shares	31,000	27,648
Sinotrans Ltd., Class H Shares	124,000	74,809
STO Express Co. Ltd., Class A Shares	12,400	26,607
YTO Express Group Co. Ltd., Class A Shares	24,800	72,353
ZTO Express Cayman Inc.	40,300	968,923 (b)
Total Air Freight & Logistics		2,530,797
Building Products — 0.1%
Beijing New Building Materials PLC, Class A Shares	12,400	46,823
China Lesso Group Holdings Ltd.	62,000	39,065
Zhejiang Weixing New Building Materials Co. Ltd., Class A Shares	12,400	20,144
Zhuzhou Kibing Group Co. Ltd., Class A Shares	18,600	15,701
Total Building Products		121,733
Commercial Services & Supplies — 0.1%
Beijing Originwater Technology Co. Ltd., Class A Shares	31,000	17,460
China Everbright Environment Group Ltd.	310,000	212,329
China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A Shares	24,800	26,930
Eternal Asia Supply Chain Management Ltd., Class A Shares	24,800	20,611
Zhefu Holding Group Co. Ltd., Class A Shares	49,600	29,875
Zhejiang Weiming Environment Protection Co. Ltd., Class A Shares	12,400	45,045
Total Commercial Services & Supplies		352,250
See Notes to Financial Statements.

65
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — 0.6%
China Communications Services Corp. Ltd., Class H Shares	248,000	$133,486
China Conch Venture Holdings Ltd.	124,000	180,618
China Energy Engineering Corp. Ltd., Class A Shares	241,800	101,528
China Energy Engineering Corp. Ltd., Class H Shares	372,000	60,733
China National Chemical Engineering Co. Ltd., Class A Shares	49,600	63,125
China Railway Group Ltd., Class A Shares	142,600	112,111
China Railway Group Ltd., Class H Shares	390,000	200,964
China State Construction Engineering Corp. Ltd., Class A Shares	279,000	202,382
China State Construction International Holdings Ltd.	152,000	161,496
Metallurgical Corp. of China Ltd., Class A Shares	124,000	53,861
Metallurgical Corp. of China Ltd., Class H Shares	310,000	64,450
Power Construction Corp. of China Ltd., Class A Shares	117,800	97,901
Shanghai Construction Group Co. Ltd., Class A Shares	62,000	24,596
Shanghai Tunnel Engineering Co. Ltd., Class A Shares	31,000	28,546
Shenzhen SED Industry Co. Ltd., Class A Shares	12,400	32,424
Sichuan Road and Bridge Group Co. Ltd., Class A Shares	49,600	72,317
Sinoma International Engineering Co., Class A Shares	18,600	27,819
Sinopec Engineering Group Co. Ltd., Class H Shares	124,000	92,998
Total Construction & Engineering		1,711,355
Electrical Equipment — 2.1%
Beijing Easpring Material Technology Co. Ltd., Class A Shares	6,200	46,105
China XD Electric Co. Ltd., Class A Shares	43,400	95,576
CNGR Advanced Material Co. Ltd., Class A Shares	6,200	44,345
Contemporary Amperex Technology Co. Ltd., Class A Shares	28,900	1,680,851
Contemporary Amperex Technology Co. Ltd., Class H Shares	13,200	1,032,907 (c)
Dongfang Electric Corp. Ltd., Class A Shares	18,600	94,391
Dongfang Electric Corp. Ltd., Class H Shares	37,200	161,322
Eve Energy Co. Ltd., Class A Shares	13,300	119,834
Fangda Carbon New Material Co. Ltd., Class A Shares	31,000	25,584
GEM Co. Ltd., Class A Shares	43,400	49,579
Ginlong Technologies Co. Ltd., Class A Shares	6,200	89,678
Goldwind Science & Technology Co. Ltd., Class A Shares	24,800	94,436
Goldwind Science & Technology Co. Ltd., Class H Shares	74,400	135,511
Goneo Group Co. Ltd., Class A Shares	7,960	48,232
Gotion High-tech Co. Ltd., Class A Shares	12,400	64,094
Hainan Jinpan Smart Technology Co. Ltd., Class A Shares	3,200	34,517
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A Shares	6,200	67,847
Jiangsu Linyang Energy Co. Ltd., Class A Shares	18,600	16,508
Jiangsu Zhongtian Technology Co. Ltd., Class A Shares	24,800	108,045
Jiangxi Special Electric Motor Co. Ltd., Class A Shares	12,400	18,420 *
JL Mag Rare-Earth Co. Ltd., Class A Shares	6,200	27,550
Ming Yang Smart Energy Group Ltd., Class A Shares	18,600	45,701
NARI Technology Co. Ltd., Class A Shares	55,800	209,976
Ningbo Deye Technology Co. Ltd., Class A Shares	6,200	118,009
Ningbo Orient Wires & Cables Co. Ltd., Class A Shares	6,200	54,346
Ningbo Sanxing Medical Electric Co. Ltd., Class A Shares	12,400	47,074
Qingdao TGOOD Electric Co. Ltd., Class A Shares	6,200	24,417
See Notes to Financial Statements.

66
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — continued
Shanghai Electric Group Co. Ltd., Class A Shares	86,800	$100,037 *
Shanghai Electric Group Co. Ltd., Class H Shares	248,000	116,722 *
Shanghai Moons’ Electric Co. Ltd., Class A Shares	6,200	51,150
Shenzhen Megmeet Electrical Co. Ltd., Class A Shares	3,400	47,849
Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A Shares	12,400	42,137
Sichuan Huafeng Technology Co. Ltd., Class A Shares	2,800	41,870 *
Sungrow Power Supply Co. Ltd., Class A Shares	14,040	306,466
Sunwoda Electronic Co. Ltd., Class A Shares	12,400	45,261
TBEA Co. Ltd., Class A Shares	31,000	118,942
Titan Wind Energy Suzhou Co. Ltd., Class A Shares	12,400	19,982
Wolong Electric Group Co. Ltd., Class A Shares	12,400	66,644
Xuji Electric Co. Ltd., Class A Shares	12,400	48,780
Zhejiang Chint Electrics Co. Ltd., Class A Shares	18,600	87,928
Zhejiang Huayou Cobalt Co. Ltd., Class A Shares	12,400	105,441
Total Electrical Equipment		5,754,064
Ground Transportation — 0.3%
Daqin Railway Co. Ltd., Class A Shares	136,400	105,854
Full Truck Alliance Co. Ltd., ADR	67,992	564,334 (b)
Guangshen Railway Co. Ltd., Class A Shares	49,600	22,765
Guangshen Railway Co. Ltd., Class H Shares	124,000	35,586
Total Ground Transportation		728,539
Industrial Conglomerates — 0.4%
China Baoan Group Co. Ltd., Class A Shares	18,600	23,726
CITIC Ltd.	461,000	695,010
Fosun International Ltd.	217,000	114,586
Shanghai Industrial Holdings Ltd.	62,000	111,107
Total Industrial Conglomerates		944,429
Machinery — 1.9%
China CSSC Holdings Ltd., Class A Shares	49,600	221,475
China International Marine Containers Group Co. Ltd., Class A Shares	18,600	29,166
China International Marine Containers Group Co. Ltd., Class H Shares	68,200	84,813
CRRC Corp. Ltd., Class A Shares	167,400	153,665
CRRC Corp. Ltd., Class H Shares	372,000	240,560
Dongguan Yiheda Automation Co. Ltd., Class A Shares	6,200	20,494
FAW Jiefang Group Co. Ltd., Class A Shares	24,800	23,842
Guangdong Dtech Technology Co. Ltd., Class A Shares	1,400	39,113
Guangxi Liugong Machinery Co. Ltd., Class A Shares	12,400	16,733
Haitian International Holdings Ltd.	62,000	159,108
Han’s Laser Technology Industry Group Co. Ltd., Class A Shares	6,200	55,010
Harbin Boshi Automation Co. Ltd., Class A Shares	6,200	11,849
Hefei Meiya Optoelectronic Technology Inc., Class A Shares	6,200	15,602
Jiangsu Hengli Hydraulic Co. Ltd., Class A Shares	8,180	113,698
Kaishan Group Co. Ltd., Class A Shares	6,200	25,108
Keda Industrial Group Co. Ltd., Class A Shares	12,400	28,528
North Industries Group Red Arrow Co. Ltd., Class A Shares	12,400	30,252 *
RoboTechnik Intelligent Technology Co. Ltd., Class A Shares	900	49,597
Sany Heavy Equipment International Holdings Co. Ltd.	124,000	174,766
See Notes to Financial Statements.

67
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Sany Heavy Industry Co. Ltd., Class A Shares	55,800	$155,281
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A Shares	6,200	71,078
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B Shares	24,800	32,414
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B Shares	111,600	28,681
Shenzhen Envicool Technology Co. Ltd., Class A Shares	6,200	75,719
Shenzhen Inovance Technology Co. Ltd., Class A Shares	18,600	180,433
Siasun Robot & Automation Co. Ltd., Class A Shares	12,400	26,410 *
Sinotruk Hong Kong Ltd.	62,000	306,671
Tian Di Science & Technology Co. Ltd., Class A Shares	31,000	25,674
UBTech Robotics Corp. Ltd., Class H Shares	24,800	270,136 *
Weichai Power Co. Ltd., Class A Shares	43,400	152,318
Weichai Power Co. Ltd., Class H Shares	186,000	648,137
XCMG Construction Machinery Co. Ltd., Class A Shares	80,600	117,632
Yangzijiang Shipbuilding Holdings Ltd.	235,600	690,283
Yantai Eddie Precision Machinery Co. Ltd., Class A Shares	6,200	17,621
Yutong Bus Co. Ltd., Class A Shares	18,600	96,572
ZCZL Industrial Technology Group Co. Ltd.	12,400	36,607
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A Shares	18,600	114,535
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H Shares	31,000	110,870
Zhuzhou CRRC Times Electric Co. Ltd., Class A Shares	5,634	42,377
Zhuzhou CRRC Times Electric Co. Ltd., Class H Shares	37,200	172,900
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A Shares	55,800	69,480
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H Shares	136,400	150,488
Total Machinery		5,085,696
Marine Transportation — 0.2%
COSCO Shipping Holdings Co. Ltd., Class A Shares	86,800	188,638
COSCO Shipping Holdings Co. Ltd., Class H Shares	248,000	471,315
Total Marine Transportation		659,953
Passenger Airlines — 0.2%
Air China Ltd., Class A Shares	86,800	84,579 *
Air China Ltd., Class H Shares	124,000	72,279 *
China Eastern Airlines Corp. Ltd., Class A Shares	124,000	76,303 *
China Eastern Airlines Corp. Ltd., Class H Shares	182,000	81,016 *
China Southern Airlines Co. Ltd., Class A Shares	93,000	76,078 *
China Southern Airlines Co. Ltd., Class H Shares	124,000	61,682 *
Hainan Airlines Holding Co. Ltd., Class A Shares	322,400	67,685 *
Juneyao Airlines Co. Ltd., Class A Shares	18,600	32,289
Spring Airlines Co. Ltd., Class A Shares	6,200	41,473
Total Passenger Airlines		593,384
Professional Services — 0.1%
Kanzhun Ltd., ADR	28,072	375,884 (b)
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A Shares	6,200	22,280
COSCO Shipping Development Co. Ltd., Class A Shares	99,200	38,780
COSCO Shipping Development Co. Ltd., Class H Shares	310,000	44,680
Shanxi Coal International Energy Group Co. Ltd., Class A Shares	12,400	19,928
Xiamen C & D Inc., Class A Shares	24,800	31,886
See Notes to Financial Statements.

68
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Xiamen ITG Group Corp. Ltd., Class A Shares	18,600	$17,235
Total Trading Companies & Distributors		174,789
Transportation Infrastructure — 0.6%
Anhui Expressway Co. Ltd., Class H Shares	28,000	53,034
Beijing Capital International Airport Co. Ltd., Class H Shares	248,000	57,886 *
Beijing-Shanghai High Speed Railway Co. Ltd., Class A Shares	297,600	218,028
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A Shares	49,600	70,809
China Merchants Port Holdings Co. Ltd.	111,060	207,382
COSCO Shipping Ports Ltd.	124,000	81,610
Jiangsu Expressway Co. Ltd., Class A Shares	12,400	21,634
Jiangsu Expressway Co. Ltd., Class H Shares	124,000	159,583
Liaoning Port Co. Ltd., Class A Shares	142,600	33,861
Ningbo Zhoushan Port Co. Ltd., Class A Shares	55,800	33,044
Qingdao Port International Co. Ltd., Class H Shares	62,000	53,853 (a)
Shandong Hi-speed Co. Ltd., Class A Shares	24,800	38,421
Shanghai International Airport Co. Ltd., Class A Shares	18,600	74,382
Shanghai International Port Group Co. Ltd., Class A Shares	74,400	54,830
Shenzhen Airport Co. Ltd., Class A Shares	12,400	12,047
Shenzhen Expressway Corp. Ltd., Class H Shares	44,000	42,147
Shenzhen International Holdings Ltd.	124,000	112,768
Shenzhen Yan Tian Port Holding Co. Ltd., Class A Shares	24,800	16,481
TangShan Port Group Co. Ltd., Class A Shares	43,400	29,471
Zhejiang Expressway Co. Ltd., Class H Shares	124,000	113,558
Total Transportation Infrastructure		1,484,829

Total Industrials		20,890,336
Information Technology — 9.1%
Communications Equipment — 1.1%
Addsino Co. Ltd., Class A Shares	12,400	51,096 *
BYD Electronic International Co. Ltd.	69,500	244,662
CICT Mobile Communication Technology Co. Ltd., Class A Shares	23,580	50,938 *
EverProX Technologies Co. Ltd., Class A Shares	1,600	35,479
Fiberhome Telecommunication Technologies Co. Ltd., Class A Shares	12,400	90,630
Glarun Technology Co. Ltd., Class A Shares	6,200	22,855
Guangzhou Haige Communications Group Inc. Co., Class A Shares	18,600	40,369
Hengtong Optic-electric Co. Ltd., Class A Shares	18,600	141,815
Hytera Communications Corp. Ltd., Class A Shares	12,400	17,918 *
QuantumCTek Co. Ltd., Class A Shares	700	54,010 *
Shenzhen Sunway Communication Co. Ltd., Class A Shares	6,200	58,313
Suzhou TFC Optical Communication Co. Ltd., Class A Shares	4,400	192,138
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A Shares	2,100	94,101
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H Shares	36,500	851,955 (a)
Yealink Network Technology Corp. Ltd., Class A Shares	12,400	58,780
Zhongji Innolight Co. Ltd., Class A Shares	7,200	593,591
ZTE Corp., Class A Shares	31,000	145,603
ZTE Corp., Class H Shares	74,400	206,872
Total Communications Equipment		2,951,125
See Notes to Financial Statements.

69
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.9%
Accelink Technologies Co. Ltd., Class A Shares	6,200	$75,674
Avary Holding Shenzhen Co. Ltd., Class A Shares	18,600	140,496
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A Shares	12,400	20,718
BOE Technology Group Co. Ltd., Class A Shares	248,000	140,397
BOE Technology Group Co. Ltd., Class B Shares	74,400	29,323
Chaozhou Three-Circle Group Co. Ltd., Class A Shares	12,400	94,885
China Railway Signal & Communication Corp. Ltd., Class A Shares	53,692	44,156
China Railway Signal & Communication Corp. Ltd., Class H Shares	186,000	82,085 (a)
China Zhenhua Group Science & Technology Co. Ltd., Class A Shares	6,200	40,746
Eoptolink Technology Inc. Ltd., Class A Shares	6,200	397,528
Everdisplay Optronics Shanghai Co. Ltd., Class A Shares	93,000	30,701 *
Foxconn Industrial Internet Co. Ltd., Class A Shares	74,400	554,335
GoerTek Inc., Class A Shares	24,800	80,288
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A Shares	6,200	29,255
Hengdian Group DMEGC Magnetics Co. Ltd., Class A Shares	12,400	33,394
Hgtech Co. Ltd., Class A Shares	7,100	106,397
IRICO Display Devices Co. Ltd., Class A Shares	31,000	25,090 *
Kingboard Holdings Ltd.	62,000	259,856
Kingboard Laminates Holdings Ltd.	62,000	151,358
Lens Technology Co. Ltd., Class A Shares	37,200	150,702
Lens Technology Co. Ltd., Class H Shares	12,400	31,948
Leyard Optoelectronic Co. Ltd., Class A Shares	18,600	19,282
Lingyi iTech Guangdong Co., Class A Shares	55,800	103,655
Luxshare Precision Industry Co. Ltd., Class A Shares	49,600	353,757
Maxscend Microelectronics Co. Ltd., Class A Shares	3,032	35,001
OFILM Group Co. Ltd., Class A Shares	24,800	31,024 *
Raytron Technology Co. Ltd., Class A Shares	2,936	43,019
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A Shares	1,659	31,094
Shannon Semiconductor Technology Co. Ltd., Class A Shares	2,800	50,931
Shengyi Electronics Co. Ltd., Class A Shares	4,374	52,982
Shengyi Technology Co. Ltd., Class A Shares	18,600	145,882
Shennan Circuits Co. Ltd., Class A Shares	4,400	139,842
Shenzhen Everwin Precision Technology Co. Ltd., Class A Shares	12,400	55,979
Shenzhen Huaqiang Industry Co. Ltd., Class A Shares	6,200	22,182
Shenzhen Kaifa Technology Co. Ltd., Class A Shares	12,400	46,302
Shenzhen Kinwong Electronic Co. Ltd., Class A Shares	6,200	50,611
Sunny Optical Technology Group Co. Ltd.	62,000	422,680
SUPCON Technology Co. Ltd., Class A Shares	4,990	46,564
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A Shares	12,400	185,460
TCL Technology Group Corp., Class A Shares	136,400	84,328
Tianma Microelectronics Co. Ltd., Class A Shares	24,800	28,403 *
Unisplendour Corp. Ltd., Class A Shares	18,600	67,057
Universal Scientific Industrial Shanghai Co. Ltd., Class A Shares	12,400	59,247
Victory Giant Technology Huizhou Co. Ltd., Class A Shares	6,200	225,317
Wingtech Technology Co. Ltd., Class A Shares	12,400	56,302 *
Wuhan Guide Infrared Co. Ltd., Class A Shares	31,000	56,958 *
WUS Printed Circuit Kunshan Co. Ltd., Class A Shares	13,300	146,293
See Notes to Financial Statements.

70
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Zhejiang Crystal-Optech Co. Ltd., Class A Shares	12,400	$39,570
Zhejiang Dahua Technology Co. Ltd., Class A Shares	24,800	60,504
Total Electronic Equipment, Instruments & Components		5,179,558
IT Services — 0.3%
Beijing Sinnet Technology Co. Ltd., Class A Shares	12,400	30,736
Beijing Ultrapower Software Co. Ltd., Class A Shares	18,600	25,099
China TransInfo Technology Co. Ltd., Class A Shares	12,400	17,182
DHC Software Co. Ltd., Class A Shares	24,800	28,582
GDS Holdings Ltd., Class A Shares	80,600	397,233 *(b)
Isoftstone Information Technology Group Co. Ltd., Class A Shares	6,200	33,124
Range Intelligent Computing Technology Group Co. Ltd., Class A Shares	12,400	145,065
Taiji Computer Corp. Ltd., Class A Shares	6,200	17,909
Wangsu Science & Technology Co. Ltd., Class A Shares	18,600	45,512
Total IT Services		740,442
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro-Fabrication Equipment Inc. China, Class A Shares	3,819	169,410
All Winner Technology Co. Ltd., Class A Shares	7,430	37,211
Amlogic Shanghai Co. Ltd., Class A Shares	2,542	29,149 *
ASR Microelectronics Co. Ltd., Class A Shares	2,850	27,697 *
Beijing Yandong Microelectronic Co. Ltd., Class A Shares	5,800	31,827 *
Bestechnic Shanghai Co. Ltd., Class A Shares	1,034	26,302
Biwin Storage Technology Co. Ltd., Class A Shares	2,842	87,231 *
Cambricon Technologies Corp. Ltd., Class A Shares	2,715	386,414 *
China Resources Microelectronics Ltd., Class A Shares	8,331	53,725
CSI Solar Co. Ltd., Class A Shares	24,800	45,961
Daqo New Energy Corp., ADR	4,030	85,718 *
Dosilicon Co. Ltd., Class A Shares	2,800	44,059 *
Flat Glass Group Co. Ltd., Class A Shares	12,400	25,476 *
Flat Glass Group Co. Ltd., Class H Shares	33,000	36,156 *
GalaxyCore Inc., Class A Shares	24,800	46,536
GCL System Integration Technology Co. Ltd., Class A Shares	49,600	34,112 *
GCL Technology Holdings Ltd.	2,418,000	265,233 *
GigaDevice Semiconductor Inc., Class A Shares	4,400	151,685
Goke Microelectronics Co. Ltd., Class A Shares	1,600	35,720
Hangzhou Chang Chuan Technology Co. Ltd., Class A Shares	6,200	108,664
Hangzhou First Applied Material Co. Ltd., Class A Shares	18,600	47,263
Hangzhou Lion Microelectronics Co. Ltd., Class A Shares	6,200	29,237 *
Hangzhou Silan Microelectronics Co. Ltd., Class A Shares	12,400	45,818
Hongyuan Green Energy Co. Ltd., Class A Shares	6,200	20,566 *
Hua Hong Semiconductor Ltd., Class A Shares	2,500	38,332 *
Hua Hong Semiconductor Ltd., Class H Shares	67,000	663,574 *(a)
Hwatsing Technology Co. Ltd., Class A Shares	2,700	68,021
Hygon Information Technology Co. Ltd., Class A Shares	15,562	473,752
Ingenic Semiconductor Co. Ltd., Class A Shares	3,200	48,324
InnoScience Suzhou Technology Holding Co. Ltd., Class H Shares	24,800	158,792 *
JA Solar Technology Co. Ltd., Class A Shares	21,092	33,287 *
JCET Group Co. Ltd., Class A Shares	12,400	69,570
See Notes to Financial Statements.

71
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Jinko Solar Co. Ltd., Class A Shares	68,076	$64,166 *
LONGi Green Energy Technology Co. Ltd., Class A Shares	49,600	125,962 *
Loongson Technology Corp. Ltd., Class A Shares	2,234	42,227 *
Montage Technology Co. Ltd., Class A Shares	7,687	139,434
National Silicon Industry Group Co. Ltd., Class A Shares	22,444	54,918 *
NAURA Technology Group Co. Ltd., Class A Shares	4,610	298,358
Nexchip Semiconductor Corp., Class A Shares	13,640	52,098
OmniVision Integrated Circuits Group Inc.	7,700	105,867
Piotech Inc., Class A Shares	1,958	104,892
Rockchip Electronics Co. Ltd., Class A Shares	2,900	63,919
Sanan Optoelectronics Co. Ltd., Class A Shares	37,200	62,855
SG Micro Corp., Class A Shares	3,454	33,821
Shanghai Aiko Solar Energy Co. Ltd., Class A Shares	12,400	25,153 *
Shanghai Fudan Microelectronics Group Co. Ltd., Class A Shares	6,100	58,848
Shanghai Fudan Microelectronics Group Co. Ltd., Class H Shares	25,000	122,510
Shenzhen Goodix Technology Co. Ltd., Class A Shares	6,200	59,157
Shenzhen Techwinsemi Technology Co. Ltd., Class A Shares	1,300	71,544
Skyverse Technology Co. Ltd., Class A Shares	2,000	44,030 *
Suzhou Centec Communications Co. Ltd., Class A Shares	1,700	41,075 *
Suzhou Maxwell Technologies Co. Ltd., Class A Shares	1,800	59,603
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A Shares	31,000	39,408 *
Tianshui Huatian Technology Co. Ltd., Class A Shares	31,000	52,245
TongFu Microelectronics Co. Ltd., Class A Shares	12,400	74,202
Tongwei Co. Ltd., Class A Shares	31,000	74,148 *
Trina Solar Co. Ltd., Class A Shares	17,174	40,979 *
Unigroup Guoxin Microelectronics Co. Ltd., Class A Shares	6,200	59,283
United Nova Technology Co. Ltd., Class A Shares	60,574	55,253 *
Verisilicon Microelectronics Shanghai Co. Ltd., Class A Shares	3,249	95,164 *
Xinjiang Daqo New Energy Co. Ltd., Class A Shares	12,400	37,703 *
Xinyi Solar Holdings Ltd.	372,000	138,073
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A Shares	6,200	60,566
Yuanjie Semiconductor Technology Co. Ltd., Class A Shares	500	72,787
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A Shares	12,400	73,807
Total Semiconductors & Semiconductor Equipment		5,928,877
Software — 1.0%
360 Security Technology Inc., Class A Shares	49,600	76,841
Beijing E-Hualu Information Technology Co. Ltd., Class A Shares	6,200	10,260 *
Beijing Kingsoft Office Software Inc., Class A Shares	2,879	97,358
Beijing Shiji Information Technology Co. Ltd., Class A Shares	18,600	26,526
CETC Cyberspace Security Technology Co. Ltd., Class A Shares	6,200	15,009
China National Software & Service Co. Ltd., Class A Shares	6,200	32,550 *
Empyrean Technology Co. Ltd., Class A Shares	3,600	42,282
Geovis Technology Co. Ltd., Class A Shares	5,800	51,226
Horizon Robotics	818,400	691,029 *
Hundsun Technologies Inc., Class A Shares	12,400	45,836
Iflytek Co. Ltd., Class A Shares	18,600	124,445
Jiangsu Hoperun Software Co. Ltd., Class A Shares	6,200	34,812
See Notes to Financial Statements.

72
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Kingdee International Software Group Co. Ltd.	275,000	$300,598 *(b)
Longshine Technology Group Co. Ltd., Class A Shares	12,400	28,008
NavInfo Co. Ltd., Class A Shares	18,600	24,938 *
Newland Digital Technology Co. Ltd., Class A Shares	6,200	18,043
Pony AI Inc.	24,800	234,112 *
Sangfor Technologies Inc., Class A Shares	2,700	39,765
SenseTime Group Inc., Class B Shares	2,542,000	596,577 *(a)(b)
Shanghai Baosight Software Co. Ltd., Class A Shares	14,403	47,963
Shanghai Baosight Software Co. Ltd., Class B Shares	74,400	76,930
Shanghai Stonehill Technology Co. Ltd., Class A Shares	43,400	56,679 *
Shenzhen Infogem Technologies Co. Ltd., Class A Shares	6,200	33,690 *
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A Shares	6,200	11,239 *
Yonyou Network Technology Co. Ltd., Class A Shares	24,800	41,796 *
Total Software		2,758,512
Technology Hardware, Storage & Peripherals — 2.6%
Anker Innovations Technology Co. Ltd., Class A Shares	6,200	97,120
China Greatwall Technology Group Co. Ltd., Class A Shares	24,800	52,819 *
Founder Technology Group Corp., Class A Shares	24,800	35,476 *
GRG Banking Equipment Co. Ltd., Class A Shares	18,600	30,620
Huaqin Technology Co. Ltd., Class A Shares	6,200	71,931
IEIT Systems Co. Ltd., Class A Shares	12,400	100,684
Legend Holdings Corp., Class H Shares	55,800	57,151 *(a)
Ninestar Corp., Class A Shares	12,400	29,713 *
Sharetronic Data Technology Co. Ltd., Class A Shares	2,000	60,614
Shenzhen Longsys Electronics Co. Ltd., Class A Shares	2,700	116,136 *
Shenzhen Transsion Holdings Co. Ltd., Class A Shares	7,491	59,490
Xiaomi Corp., Class B Shares	1,599,600	6,479,847 *(a)(b)
Total Technology Hardware, Storage & Peripherals		7,191,601

Total Information Technology		24,750,115
Materials — 6.0%
Chemicals — 1.4%
Asia - Potash International Investment Guangzhou Co. Ltd., Class A Shares	6,200	54,848 *
Canmax Technologies Co. Ltd., Class A Shares	6,200	52,514
Cathay Biotech Inc., Class A Shares	4,734	33,894
Chengxin Lithium Group Co. Ltd., Class A Shares	6,200	35,997 *
Do-Fluoride New Materials Co. Ltd., Class A Shares	6,200	24,973
Ganfeng Lithium Group Co. Ltd., Class A Shares	12,400	140,720
Ganfeng Lithium Group Co. Ltd., Class H Shares	44,500	412,920 (a)
Guangzhou Tinci Materials Technology Co. Ltd., Class A Shares	12,400	82,587
Hangzhou Oxygen Plant Group Co. Ltd., Class A Shares	6,200	25,081
Haohua Chemical Science & Technology Co. Ltd., Class A Shares	6,200	27,280
Hengli Petrochemical Co. Ltd., Class A Shares	37,200	116,609
Hengyi Petrochemical Co. Ltd., Class A Shares	24,800	43,771
Hoshine Silicon Industry Co. Ltd., Class A Shares	6,200	36,320
Huafon Chemical Co. Ltd., Class A Shares	31,000	46,051
Hubei Feilihua Quartz Glass Co. Ltd., Class A Shares	3,200	42,347
Hubei Xingfa Chemicals Group Co. Ltd., Class A Shares	12,400	59,929
See Notes to Financial Statements.

73
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Inner Mongolia Berun Chemical Co. Ltd., Class A Shares	31,000	$37,747
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A Shares	62,000	49,462
Jiangsu Eastern Shenghong Co. Ltd., Class A Shares	43,400	66,922 *
Jiangsu Yangnong Chemical Co. Ltd., Class A Shares	6,200	67,326
Jiangsu Yoke Technology Co. Ltd., Class A Shares	6,200	70,683
Kingfa Sci & Tech Co. Ltd., Class A Shares	18,600	44,974
LB Group Co. Ltd., Class A Shares	18,600	46,886
Levima Advanced Materials Corp., Class A Shares	6,200	17,801
Luxi Chemical Group Co. Ltd., Class A Shares	12,400	28,816
Meihua Holdings Group Co. Ltd., Class A Shares	24,800	41,114
Ningbo Shanshan Co. Ltd., Class A Shares	18,600	35,737 *
Ningxia Baofeng Energy Group Co. Ltd., Class A Shares	49,600	208,692
Qinghai Salt Lake Industry Co. Ltd., Class A Shares	37,200	199,285 *
Rongsheng Petrochemical Co. Ltd., Class A Shares	43,400	75,405
Satellite Chemical Co. Ltd., Class A Shares	24,800	99,176
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A Shares	18,600	97,488
Shanghai Putailai New Energy Technology Co. Ltd., Class A Shares	12,400	57,416
Shenzhen Capchem Technology Co. Ltd., Class A Shares	6,200	50,557
Shenzhen Senior Technology Material Co. Ltd., Class A Shares	12,400	26,589
Sichuan Hebang Biotechnology Co. Ltd., Class A Shares	74,400	30,270 *
Sichuan Yahua Industrial Group Co. Ltd., Class A Shares	6,200	20,826
Sinoma Science & Technology Co. Ltd., Class A Shares	12,400	70,504
Sinopec Shanghai Petrochemical Co. Ltd., Class A Shares	49,600	20,683
Sinopec Shanghai Petrochemical Co. Ltd., Class H Shares	248,000	38,907
Skshu Paint Co. Ltd., Class A Shares	6,200	45,512
Sunresin New Materials Co. Ltd., Class A Shares	6,200	58,852
Tangshan Sanyou Chemical Industries Co. Ltd., Class A Shares	18,600	18,690
Tianqi Lithium Corp., Class A Shares	12,400	99,607 *
Tianqi Lithium Corp., Class H Shares	12,400	72,658 *
Tongkun Group Co. Ltd., Class A Shares	18,600	48,609
Valiant Co. Ltd., Class A Shares	6,200	13,940
Wanhua Chemical Group Co. Ltd., Class A Shares	18,600	213,962
Yonfer Agricultural Technology Co. Ltd., Class A Shares	12,400	28,151
Yunnan Energy New Material Group Co. Ltd, Class A Shares	6,200	60,845 *
Yunnan Yuntianhua Co. Ltd., Class A Shares	12,400	59,947
Zangge Mining Co. Ltd., Class A Shares	12,400	142,318
Zhejiang Juhua Co. Ltd., Class A Shares	18,600	91,967
Zhejiang Longsheng Group Co. Ltd., Class A Shares	24,800	46,715
Zhejiang NHU Co. Ltd., Class A Shares	18,600	93,044
Zhejiang Yongtai Technology Co. Ltd., Class A Shares	6,200	20,467 *
Total Chemicals		3,854,391
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A Shares	31,000	103,951
Anhui Conch Cement Co. Ltd., Class H Shares	110,900	299,875
BBMG Corp., Class A Shares	74,400	19,390
BBMG Corp., Class H Shares	248,000	23,724
BBMG Jidong Cement Group Co. Ltd., Class A Shares	24,800	17,379
See Notes to Financial Statements.

74
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — continued
China Jushi Co. Ltd., Class A Shares	31,000	$109,113
China National Building Material Co. Ltd., Class H Shares	372,000	225,851
China Resources Building Materials Technology Holdings Ltd.	248,000	47,448
CSG Holding Co. Ltd., Class B Shares	111,600	23,060
Huaxin Building Materials Group Co. Ltd., Class A Shares	12,400	38,061
Huaxin Building Materials Group Co. Ltd., Class H Shares	31,000	63,382
TianShan Material Co. Ltd., Class A Shares	31,000	22,532 *
Total Construction Materials		993,766
Containers & Packaging — 0.0%††
ORG Technology Co. Ltd., Class A Shares	18,600	13,735
Shenzhen YUTO Packaging Technology Co. Ltd., Class A Shares	6,200	28,456
Total Containers & Packaging		42,191
Metals & Mining — 4.1%
Aluminum Corp. of China Ltd., Class A Shares	86,800	143,270
Aluminum Corp. of China Ltd., Class H Shares	346,800	497,628
Angang Steel Co. Ltd., Class A Shares	49,600	17,020 *
Angang Steel Co. Ltd., Class H Shares	124,000	23,724 *
Baiyin Nonferrous Group Co. Ltd., Class A Shares	43,400	51,024
Baoshan Iron & Steel Co. Ltd., Class A Shares	142,600	132,345
Beijing Shougang Co. Ltd., Class A Shares	31,000	20,961 (d)
Chifeng Jilong Gold Mining Co. Ltd., Class A Shares	12,400	77,470
Chifeng Jilong Gold Mining Co. Ltd., Class H Shares	14,200	74,874
China Gold International Resources Corp. Ltd.	24,800	478,273
China Hongqiao Group Ltd.	295,000	1,307,900
China Nonferrous Mining Corp. Ltd.	124,000	181,725
China Northern Rare Earth Group High-Tech Co. Ltd., Class A Shares	24,800	171,205
China Rare Earth Resources and Technology Co. Ltd., Class A Shares	6,200	43,080 *
China Tungsten And Hightech Materials Co. Ltd., Class A Shares	12,400	85,657
Citic Pacific Special Steel Group Co. Ltd., Class A Shares	18,600	44,004
CMOC Group Ltd., Class A Shares	117,800	292,509
CMOC Group Ltd., Class H Shares	327,000	671,501
Dazhong Mining Co. Ltd., Class A Shares	6,200	35,844
Guangdong HEC Technology Holding Co. Ltd., Class A Shares	18,600	81,599 *
Hangzhou Iron & Steel Co., Class A Shares	24,800	30,737 *
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A Shares	18,600	82,946
Hesteel Co. Ltd., Class A Shares	86,800	29,282
Huaibei Mining Holdings Co. Ltd., Class A Shares	18,600	36,491
Hunan Gold Corp. Ltd., Class A Shares	12,400	55,477
Hunan Valin Steel Co. Ltd., Class A Shares	49,600	36,410
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A Shares	297,600	108,152
Inner Mongolia ERDOS Resources Co. Ltd., Class A Shares	12,400	26,751
Inner Mongolia ERDOS Resources Co. Ltd., Class B Shares	43,400	50,518
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A Shares	12,400	72,209
Jiangxi Copper Co. Ltd., Class A Shares	18,600	115,801
Jiangxi Copper Co. Ltd., Class H Shares	96,000	417,540
Jinduicheng Molybdenum Co. Ltd., Class A Shares	24,800	66,787
Maanshan Iron & Steel Co. Ltd., Class A Shares	49,600	26,930 *
See Notes to Financial Statements.

75
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Maanshan Iron & Steel Co. Ltd., Class H Shares	124,000	$39,698 *
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A Shares	68,200	32,882 *
Shandong Gold Mining Co. Ltd., Class A Shares	24,800	144,526
Shandong Gold Mining Co. Ltd., Class H Shares	93,000	383,615 (a)
Shandong Humon Smelting Co. Ltd., Class A Shares	6,200	13,375
Shandong Nanshan Aluminum Co. Ltd., Class A Shares	86,800	77,039
Shanjin International Gold Co. Ltd., Class A Shares	18,600	79,929
Shanxi Meijin Energy Co. Ltd., Class A Shares	37,200	25,368 *
Shanxi Taigang Stainless Steel Co. Ltd., Class A Shares	49,600	31,167 *
Shenghe Resources Holding Co. Ltd., Class A Shares	12,400	40,216
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A Shares	31,000	27,469
Shougang Fushan Resources Group Ltd.	248,000	87,937
Sinomine Resource Group Co. Ltd., Class A Shares	6,200	66,698
Tianshan Aluminum Group Co. Ltd., Class A Shares	31,000	79,849
Tongling Nonferrous Metals Group Co. Ltd., Class A Shares	86,800	73,017
Western Mining Co. Ltd., Class A Shares	18,600	67,326
Western Superconducting Technologies Co. Ltd., Class A Shares	3,675	37,731
Xiamen Tungsten Co. Ltd., Class A Shares	12,400	99,858
Xinxing Ductile Iron Pipes Co. Ltd., Class A Shares	31,000	20,736
Yunnan Aluminium Co. Ltd., Class A Shares	24,800	111,312
Yunnan Copper Co. Ltd., Class A Shares	18,600	48,555
Yunnan Tin Co. Ltd., Class A Shares	12,400	56,661
Zhaojin Mining Industry Co. Ltd., Class H Shares	155,000	627,497
Zhejiang Hailiang Co. Ltd., Class A Shares	18,600	37,433
Zhongjin Gold Corp. Ltd., Class A Shares	31,000	119,885
Zijin Mining Group Co. Ltd., Class A Shares	136,400	646,185
Zijin Mining Group Co. Ltd., Class H Shares	558,000	2,445,458
Total Metals & Mining		11,109,066
Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	124,000	54,565
Nine Dragons Paper Holdings Ltd.	124,000	104,543 *
Shandong Sun Paper Industry JSC Ltd., Class A Shares	18,600	39,938
Total Paper & Forest Products		199,046

Total Materials		16,198,460
Real Estate — 1.6%
Real Estate Management & Development — 1.6%
C&D International Investment Group Ltd.	62,000	99,719
China Jinmao Holdings Group Ltd.	620,000	102,013
China Merchants Property Operation & Service Co. Ltd., Class A Shares	6,200	8,752
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A Shares	62,000	75,495
China Overseas Land & Investment Ltd.	345,500	508,983
China Resources Land Ltd.	279,000	1,019,178
China Resources Mixc Lifestyle Services Ltd.	62,000	371,991 (a)
China Vanke Co. Ltd., Class A Shares	68,200	39,399 *
China Vanke Co. Ltd., Class H Shares	204,600	75,940 *
China World Trade Center Co. Ltd., Class A Shares	6,200	18,663
Country Garden Services Holdings Co. Ltd.	186,000	140,208
See Notes to Financial Statements.

76
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Real Estate Management & Development — continued
Gemdale Corp., Class A Shares	37,200	$14,704 *
Grandjoy Holdings Group Co. Ltd., Class A Shares	37,200	15,674 *
Greenland Holdings Corp. Ltd., Class A Shares	93,000	20,467 *
Greentown China Holdings Ltd.	93,000	103,555
Hainan Airport Infrastructure Co. Ltd., Class A Shares	80,600	42,245
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A Shares	24,800	35,045
Hopson Development Holdings Ltd.	99,200	33,403 *
KE Holdings Inc., Class A Shares	167,030	807,433 (b)
Longfor Group Holdings Ltd.	186,000	179,115 (a)(b)
Poly Developments and Holdings Group Co. Ltd., Class A Shares	80,600	67,918
Poly Property Services Co. Ltd., Class H Shares	12,400	49,346
Quzhou Xin’an Development Co. Ltd., Class A Shares	62,000	28,277 *
Seazen Group Ltd.	248,000	64,529 *
Seazen Holdings Co. Ltd., Class A Shares	18,600	37,729 *
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B Shares	24,800	18,823
Shanghai Lingang Holdings Corp. Ltd., Class A Shares	18,600	26,877
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A Shares	18,600	20,844
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B Shares	93,000	37,479
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A Shares	12,400	61,132
Shenzhen Overseas Chinese Town Co. Ltd., Class A Shares	68,200	21,428 *
Yango Group Co. Ltd., Class A Shares	20,300	0 *(d)(e)(f)
Youngor Fashion Co. Ltd., Class A Shares	37,200	41,311
Yuexiu Property Co. Ltd.	124,000	59,626
Zhuhai Huafa Properties Co. Ltd., Class A Shares	18,600	9,668

Total Real Estate		4,256,969
Utilities — 2.2%
Gas Utilities — 0.6%
Beijing Enterprises Holdings Ltd.	41,500	158,268
China Gas Holdings Ltd.	260,400	237,476
China Resources Gas Group Ltd.	86,800	210,684
ENN Energy Holdings Ltd.	68,200	551,066
ENN Natural Gas Co. Ltd., Class A Shares	18,600	59,731
Kunlun Energy Co. Ltd.	372,000	339,726
Shenzhen Gas Corp. Ltd., Class A Shares	18,600	19,013
Towngas Smart Energy Co. Ltd.	124,000	53,300
Total Gas Utilities		1,629,264
Independent Power and Renewable Electricity Producers — 1.4%
Beijing Jingneng Clean Energy Co. Ltd., Class H Shares	124,000	35,744
CECEP Solar Energy Co. Ltd., Class A Shares	31,000	24,596
CECEP Wind-Power Corp., Class A Shares	55,800	34,579
CGN Power Co. Ltd., Class A Shares	124,000	82,766
CGN Power Co. Ltd., Class H Shares	992,000	445,376 (a)
China Longyuan Power Group Corp. Ltd., Class H Shares	310,000	281,919
China National Nuclear Power Co. Ltd., Class A Shares	136,400	178,728
China Power International Development Ltd.	372,000	149,935
China Resources Power Holdings Co. Ltd.	188,000	437,616
China Three Gorges Renewables Group Co. Ltd., Class A Shares	186,000	114,723
See Notes to Financial Statements.

77
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — continued
China Yangtze Power Co. Ltd., Class A Shares		161,200	$631,104
Datang International Power Generation Co. Ltd., Class A Shares		74,400	42,442
Datang International Power Generation Co. Ltd., Class H Shares		248,000	79,396
Fujian Funeng Co. Ltd., Class A Shares		24,800	37,344
GD Power Development Co. Ltd., Class A Shares		117,800	82,551
Green Development Electricity Group of Tianjin Co. Ltd., Class A Shares		12,400	18,151
Guangdong Electric Power Development Co. Ltd., Class A Shares		18,600	15,862
Guangdong Electric Power Development Co. Ltd., Class B Shares		62,000	16,370
Guangxi Guiguan Electric Power Co. Ltd., Class A Shares		12,400	16,966
Huadian Power International Corp. Ltd., Class A Shares		68,200	46,509
Huadian Power International Corp. Ltd., Class H Shares		124,000	63,738
Huaneng Lancang River Hydropower Inc., Class A Shares		37,200	53,376
Huaneng Power International Inc., Class A Shares		62,000	63,017
Huaneng Power International Inc., Class H Shares		372,000	279,942
Hubei Energy Group Co. Ltd., Class A Shares		55,800	38,618
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A Shares		43,400	32,173
SDIC Power Holdings Co. Ltd., Class A Shares		49,600	101,689
Shaanxi Energy Investment Co. Ltd., Class A Shares		18,600	29,031
Shanghai Electric Power Co. Ltd., Class A Shares		24,800	65,531
Shenergy Co. Ltd., Class A Shares		37,200	47,990
Shenzhen Energy Group Co. Ltd., Class A Shares		37,200	37,433
Sichuan Chuantou Energy Co. Ltd., Class A Shares		37,200	80,199
Sichuan New Energy Power Co. Ltd., Class A Shares		12,400	28,492
Wintime Energy Group Co. Ltd., Class A Shares		161,200	42,011 *
Zhejiang Zheneng Electric Power Co. Ltd., Class A Shares		62,000	48,744
Total Independent Power and Renewable Electricity Producers			3,784,661
Water Utilities — 0.2%
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A Shares		62,000	28,097
Beijing Enterprises Water Group Ltd.		372,000	128,584
Chengdu Xingrong Environment Co. Ltd., Class A Shares		24,800	24,489
Guangdong Investment Ltd.		248,000	247,361
Zhongshan Public Utilities Group Co. Ltd., Class A Shares		12,400	19,946
Total Water Utilities			448,477

Total Utilities			5,862,402
Total Investments before Short-Term Investments (Cost — $257,312,184)			271,559,154
	Rate
Short-Term Investments — 0.2%
Investments from Cash Collateral Received for Loaned Securities — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $423,500)	3.536%	423,500	423,500 (g)(h)(i)

See Notes to Financial Statements.

78
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE China ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $175,785)	3.536%	175,785	$175,785 (g)(h)(i)

Total Short-Term Investments (Cost — $599,285)			599,285
Total Investments — 100.1% (Cost — $257,911,469)			272,158,439
Liabilities in Excess of Other Assets — (0.1)%			(230,653)
Total Net Assets — 100.0%			$271,927,786

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Variable interest entity (VIE). See Note 8 regarding investments made through a VIE structure. At March 31, 2026, the value of these securities was $108,342,633, representing 39.8% of net assets.
(c)	A portion or all of the security is on loan at March 31, 2026 (Note 1).
(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	Rate shown is one-day yield as of the end of the reporting period.
(h)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $599,285 and the cost was $599,285 (Note 6).

(i)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
JSC	—	Joint Stock Company

Summary of Investments by Country# (unaudited)
China	99.1%
United States	0.6
Hong Kong	0.1
Singapore	0.0 ††
Short-Term Investments	0.2
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

79
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 3.2%
Diversified Telecommunication Services — 2.3%
BT Group PLC	44,715	$124,123
Cellnex Telecom SA	4,485	143,298 (a)
Deutsche Telekom AG, Registered Shares	27,300	1,004,989
Elisa oyj	1,140	55,062
Infrastrutture Wireless Italiane SpA	2,505	19,785 (a)
Koninklijke KPN NV	29,895	165,439
Orange SA	16,680	339,690
Swisscom AG, Registered Shares	210	174,314
Telecom Italia SpA	87,510	60,417 *
Telecom Italia SpA, Savings Shares	48,210	39,117 *
Telefonica SA	32,505	142,131
Telekom Austria AG	660	6,928
Telenor ASA	5,025	87,852
Telia Co. AB	18,285	92,594
Zegona Communications PLC	1,440	31,142
Total Diversified Telecommunication Services		2,486,881
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	450	25,748
Universal Music Group NV	7,575	145,189
Total Entertainment		170,937
Interactive Media & Services — 0.1%
Autotrader Group PLC	6,810	42,163 (a)
Rightmove PLC	6,090	34,444
Scout24 SE	555	42,205 (a)
Vend Marketplaces ASA, Class B Shares	1,380	33,944
Total Interactive Media & Services		152,756
Media — 0.3%
Informa PLC	10,200	100,531
Publicis Groupe SA	1,815	148,144
RTL Group SA	285	11,969
Total Media		260,644
Wireless Telecommunication Services — 0.3%
Airtel Africa PLC	5,325	24,198 (a)
Tele2 AB, Class B Shares	4,335	88,554
Vodafone Group PLC	145,695	217,681
Total Wireless Telecommunication Services		330,433

Total Communication Services		3,401,651
Consumer Discretionary — 6.5%
Automobile Components — 0.3%
Aumovio SE	428	16,481 *
Cie Generale des Etablissements Michelin SCA	5,145	173,040
Continental AG	855	58,714
Pirelli & C. SpA	3,240	22,040 (a)
Schaeffler AG	1,575	12,803
Total Automobile Components		283,078
See Notes to Financial Statements.

80
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — 1.0%
Bayerische Motoren Werke AG	2,235	$200,863
Ferrari NV	960	319,666
Mercedes-Benz Group AG	6,045	364,899
Renault SA	1,470	49,152
Stellantis NV	17,025	118,855 *
Volkswagen AG	225	22,930
Volvo Car AB, Class B Shares	4,905	10,777 *
Total Automobiles		1,087,142
Broadline Retail — 0.6%
Allegro.eu SA	6,330	44,757 *(a)
Next PLC	915	152,938
Prosus NV	9,675	434,531
Total Broadline Retail		632,226
Distributors — 0.0%††
D’ieteren Group	165	30,076
Diversified Consumer Services — 0.1%
Pearson PLC	5,070	66,163
Hotels, Restaurants & Leisure — 0.9%
Accor SA	1,680	78,628
Amadeus IT Group SA	3,435	192,666
Compass Group PLC	13,575	373,243
Delivery Hero SE	1,785	31,776 *(a)
Entain PLC	4,710	34,844
Evolution AB	1,005	61,737 (a)
FDJ UNITED	885	25,676
InterContinental Hotels Group PLC	1,140	148,656
Sodexo SA	645	32,774
Whitbread PLC	1,365	41,328
Total Hotels, Restaurants & Leisure		1,021,328
Household Durables — 0.1%
Barratt Redrow PLC	10,755	36,917
Berkeley Group Holdings PLC	735	33,303
Persimmon PLC	2,475	34,874
Taylor Wimpey PLC	28,155	32,940
Total Household Durables		138,034
Specialty Retail — 0.7%
Avolta AG	750	44,111
H & M Hennes & Mauritz AB, Class B Shares	3,480	63,983
Industria de Diseno Textil SA	8,820	500,397
JD Sports Fashion PLC	19,275	17,960
Kingfisher PLC	13,605	50,916
Zalando SE	1,860	44,041 *(a)
Total Specialty Retail		721,408
Textiles, Apparel & Luxury Goods — 2.8%
adidas AG	1,335	210,193
Brunello Cucinelli SpA	270	23,201
Burberry Group PLC	2,865	41,106 *
See Notes to Financial Statements.

81
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Textiles, Apparel & Luxury Goods — continued
Cie Financiere Richemont SA, Registered Shares	4,230	$729,347
Hermes International SCA	272	504,258
Kering SA	555	164,088
LPP SA	11	65,799
LVMH Moet Hennessy Louis Vuitton SE	2,040	1,088,511
Moncler SpA	1,785	105,713
Pandora A/S	600	41,974
Swatch Group AG, Bearer Shares	225	48,581
Swatch Group AG, Registered Shares	360	15,573
Total Textiles, Apparel & Luxury Goods		3,038,344

Total Consumer Discretionary		7,017,799
Consumer Staples — 8.7%
Beverages — 1.5%
Anheuser-Busch InBev SA/NV	7,590	522,263
Carlsberg AS, Class B Shares	720	89,170
Coca-Cola Europacific Partners PLC	1,680	152,199
Coca-Cola HBC AG	1,590	89,027
Davide Campari-Milano NV	4,455	31,466
Diageo PLC	17,805	327,773
Heineken Holding NV	915	64,679
Heineken NV	2,205	168,442
Pernod Ricard SA	1,530	113,211
Total Beverages		1,558,230
Consumer Staples Distribution & Retail — 1.0%
Axfood AB	840	28,367
Carrefour SA	4,485	82,191
Dino Polska SA	3,840	34,382 *(a)
J Sainsbury PLC	13,545	60,551
Jeronimo Martins SGPS SA	2,220	52,590
Kesko oyj, Class B Shares	2,100	46,166
Koninklijke Ahold Delhaize NV	7,185	333,543
Marks & Spencer Group PLC	16,260	72,732
Tesco PLC	49,695	310,036
Total Consumer Staples Distribution & Retail		1,020,558
Food Products — 3.0%
AAK AB	1,440	36,642
Associated British Foods PLC	2,325	57,533
Barry Callebaut AG, Registered Shares	29	49,984
Chocoladefabriken Lindt & Spruengli AG	17	237,583
Danone SA	5,055	402,115
JDE Peet’s NV	1,230	45,124
Kerry Group PLC, Class A Shares	1,290	101,666
Lotus Bakeries NV	3	33,667
Magnum Ice Cream Co. NV	3,825	56,015 *
Mowi ASA	3,540	79,806
Nestle SA, Registered Shares	20,565	2,006,978
Orkla ASA	5,265	65,779
See Notes to Financial Statements.

82
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
Salmar ASA	555	$32,191
Total Food Products		3,205,083
Household Products — 0.5%
Essity AB, Class B Shares	4,695	119,713
Henkel AG & Co. KGaA	765	54,472
Reckitt Benckiser Group PLC	5,220	350,238
Total Household Products		524,423
Personal Care Products — 1.6%
Beiersdorf AG	825	72,794
L’Oreal SA	1,830	736,614
Unilever PLC	17,145	949,356
Total Personal Care Products		1,758,764
Tobacco — 1.1%
British American Tobacco PLC	16,830	970,087
Imperial Brands PLC	5,940	239,457
Total Tobacco		1,209,544

Total Consumer Staples		9,276,602
Energy — 5.7%
Energy Equipment & Services — 0.1%
Tenaris SA	2,685	78,888
Oil, Gas & Consumable Fuels — 5.6%
Aker BP ASA	2,430	90,081
Bollore SE	5,400	30,475
BP PLC	125,325	1,002,008
DCC PLC	690	42,165
Eni SpA	15,000	429,483
Equinor ASA	5,355	231,111
Galp Energia SGPS SA	3,300	79,885
Neste oyj	3,285	105,790
OMV AG	1,140	83,014
ORLEN SA	4,650	167,562
Repsol SA	8,580	243,687
Shell PLC	45,480	2,148,884
TotalEnergies SE	14,505	1,352,221
Var Energi ASA	6,945	36,033
Total Oil, Gas & Consumable Fuels		6,042,399

Total Energy		6,121,287
Financials — 23.6%
Banks — 13.1%
ABN AMRO Bank NV, CVA	4,080	127,443
AIB Group PLC	17,145	178,087
Banca Monte dei Paschi di Siena SpA	16,575	141,839
Banco Bilbao Vizcaya Argentaria SA	45,285	952,237
Banco BPM SpA	11,715	160,087
Banco Comercial Portugues SA, Class R Shares	71,130	68,187
Banco de Sabadell SA	39,795	139,527
Banco Santander SA	116,970	1,278,994
See Notes to Financial Statements.

83
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank of Ireland Group PLC	7,680	$136,583
Bank Polska Kasa Opieki SA	1,410	82,262
Bankinter SA	4,935	76,052
Banque Cantonale Vaudoise, Registered Shares	225	36,121
Barclays PLC	111,345	571,832
BAWAG Group AG	615	91,764 (a)
BNP Paribas SA	7,905	737,668
BPER Banca SpA	11,130	142,795
CaixaBank SA	28,740	336,606
Commerzbank AG	5,370	190,507
Credit Agricole SA	7,365	135,181
Danske Bank A/S	5,055	243,420
DNB Bank ASA	6,480	200,368
Erste Group Bank AG	2,235	238,203
FinecoBank Banca Fineco SpA	4,935	107,666
HSBC Holdings PLC	137,235	2,210,750
ING Groep NV	23,310	593,691
Intesa Sanpaolo SpA	122,790	730,171
KBC Group NV	1,815	218,535
Lloyds Banking Group PLC	473,460	576,526
mBank SA	105	30,404 *
Mediobanca Banca di Credito Finanziario SpA	690	13,173
NatWest Group PLC	63,750	465,059
Nordea Bank Abp	25,920	438,269
Powszechna Kasa Oszczednosci Bank Polski SA	6,840	159,365
Raiffeisen Bank International AG	1,020	42,732
Santander Bank Polska SA	345	53,952
Skandinaviska Enskilda Banken AB, Class A Shares	12,045	217,856
Skandinaviska Enskilda Banken AB, Class C Shares	120	2,240
Societe Generale SA	5,340	379,994
Standard Chartered PLC	14,430	295,898
Svenska Handelsbanken AB, Class A Shares	11,505	148,609
Svenska Handelsbanken AB, Class B Shares	285	6,265
Swedbank AB, Class A Shares	6,450	215,920
UniCredit SpA	12,075	846,734
Total Banks		14,019,572
Capital Markets — 3.1%
3i Group PLC	7,920	254,627
Amundi SA	465	39,299 (a)
CVC Capital Partners PLC	1,695	21,776 (a)
Deutsche Bank AG, Registered Shares	13,950	403,678
Deutsche Boerse AG	1,470	425,297
DWS Group GmbH & Co. KGaA	240	15,029 (a)
EQT AB	4,260	128,119
Euronext NV	690	110,110 (a)
ICG PLC	2,280	45,701
Julius Baer Group Ltd.	1,635	118,339
See Notes to Financial Statements.

84
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
London Stock Exchange Group PLC	3,885	$454,116
Partners Group Holding AG	171	180,076
Schroders PLC	5,850	44,319
St James’s Place PLC	4,035	62,601
Swissquote Group Holding SA, Registered Shares	90	43,547
UBS Group AG, Registered Shares	24,990	955,687
VZ Holding AG	120	22,520
Total Capital Markets		3,324,841
Financial Services — 1.4%
Adyen NV	213	208,753 *(a)
Banca Mediolanum SpA	1,680	33,449
Edenred SE	1,800	35,382
EXOR NV	690	52,193
Groupe Bruxelles Lambert NV	615	55,094
HAL Trust	135	27,003
Industrivarden AB, Class A Shares	705	34,428
Industrivarden AB, Class C Shares	1,380	67,071
Investor AB, Class A Shares	3,840	141,487
Investor AB, Class B Shares	14,085	523,849
L E Lundbergforetagen AB, Class B Shares	570	31,832
M&G PLC	16,845	60,421
Nexi SpA	4,065	14,894 (a)
Poste Italiane SpA	3,615	83,887 (a)
Sofina SA	120	28,759
Wise PLC, Class A Shares	5,955	70,911 *
Total Financial Services		1,469,413
Insurance — 6.0%
Admiral Group PLC	1,995	82,870
Aegon Ltd.	10,290	73,840
Ageas SA/NV	1,470	106,790
Allianz SE, Registered Shares	3,045	1,260,586
ASR Nederland NV	1,245	84,893
Aviva PLC	24,270	192,157
AXA SA	12,855	581,204
Beazley PLC	4,620	77,130
Generali	7,725	307,165
Gjensidige Forsikring ASA	1,485	38,417
Hannover Rueck SE	480	148,108
Helvetia Baloise Holding AG, Registered Shares	615	157,204
Hiscox Ltd.	2,610	52,006
Legal & General Group PLC	44,610	144,891
Mapfre SA	7,275	31,970
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,050	652,571
NN Group NV	2,100	162,260
Powszechny Zaklad Ubezpieczen SA	4,515	77,582
Prudential PLC	20,295	277,800
Sampo oyj, Class A Shares	19,770	209,612
See Notes to Financial Statements.

85
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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
SCOR SE	1,395	$49,120
Standard Life PLC	5,910	52,879
Swiss Life Holding AG, Registered Shares	225	242,150
Swiss Re AG	2,355	387,445
Talanx AG	480	58,403
Tryg A/S	2,430	57,739
Unipol Assicurazioni SpA	2,985	68,253
Vienna Insurance Group AG Wiener Versicherung Gruppe	285	20,162
Zurich Insurance Group AG	1,200	838,380
Total Insurance		6,493,587

Total Financials		25,307,413
Health Care — 13.4%
Biotechnology — 0.6%
Abivax SA	540	58,237 *
Argenx SE	495	354,066 *
Genmab A/S	495	130,745 *
Grifols SA	2,340	24,147
Swedish Orphan Biovitrum AB	1,485	61,138 *
Total Biotechnology		628,333
Health Care Equipment & Supplies — 1.5%
Alcon AG	3,945	290,935
BioMerieux	345	36,491
Coloplast A/S, Class B Shares	1,065	71,664
Convatec Group PLC	15,585	44,269 (a)
Demant A/S	645	19,284 *
EssilorLuxottica SA	2,310	528,058
Getinge AB, Class B Shares	1,725	34,143
Koninklijke Philips NV	6,165	165,791
Siemens Healthineers AG	2,910	121,710 (a)
Smith & Nephew PLC	6,735	105,245
Sonova Holding AG, Registered Shares	390	86,877
Straumann Holding AG, Registered Shares	870	88,781
Total Health Care Equipment & Supplies		1,593,248
Health Care Providers & Services — 0.2%
Fresenius Medical Care AG	1,665	73,993
Fresenius SE & Co. KGaA	3,270	166,984
NMC Health PLC	1,159	0 *(b)(c)(d)
Total Health Care Providers & Services		240,977
Life Sciences Tools & Services — 0.5%
Bachem Holding AG	180	14,527
Eurofins Scientific SE	900	64,977
Lonza Group AG, Registered Shares	555	348,658
QIAGEN NV	1,610	64,453
Sartorius Stedim Biotech	225	43,087
Total Life Sciences Tools & Services		535,702
Pharmaceuticals — 10.6%
AstraZeneca PLC	11,985	2,321,697
See Notes to Financial Statements.

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 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Bayer AG, Registered Shares	7,845	$356,001
Financiere de Tubize SA	150	36,640
Galderma Group AG	1,470	280,627
GSK PLC	31,950	869,614
H Lundbeck A/S	2,070	12,735
H Lundbeck A/S, Class A Shares	390	2,008
Haleon PLC	70,995	349,955
Ipsen SA	285	52,672
Merck KGaA	1,035	128,316
Novartis AG, Registered Shares	15,345	2,308,004
Novo Nordisk A/S, Class B Shares	25,470	906,810
Orion oyj, Class B Shares	840	67,459
Recordati Industria Chimica e Farmaceutica SpA	855	48,311
Roche Holding AG	5,625	2,202,959
Roche Holding AG, Bearer Shares	225	91,618
Sandoz Group AG	3,285	252,400
Sanofi SA	8,580	817,760
UCB SA	960	285,930
Total Pharmaceuticals		11,391,516

Total Health Care		14,389,776
Industrials — 18.6%
Aerospace & Defense — 4.8%
Airbus SE	4,665	864,409
BAE Systems PLC	24,060	698,014
CSG NV	1,200	32,271 *
Dassault Aviation SA	150	55,167
Hensoldt AG	480	41,811
Kongsberg Gruppen ASA	3,300	139,830
Leonardo SpA	3,210	214,664
Melrose Industries PLC	9,930	65,840
MTU Aero Engines AG	435	155,374
Rheinmetall AG	360	599,167
Rolls-Royce Holdings PLC	67,770	1,011,649
Saab AB, Class B Shares	2,865	185,682
Safran SA	2,775	893,341
Thales SA	720	209,138
Total Aerospace & Defense		5,166,357
Air Freight & Logistics — 0.7%
Deutsche Post AG	7,380	380,520
DSV A/S	1,530	361,185
InPost SA	2,040	35,445 *
Total Air Freight & Logistics		777,150
Building Products — 0.9%
Assa Abloy AB, Class B Shares	7,770	274,382
Belimo Holding AG, Registered Shares	75	59,315
Cie de Saint-Gobain SA	3,615	291,814
Geberit AG, Registered Shares	255	169,016
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
Kingspan Group PLC	1,215	$100,934
Nibe Industrier AB, Class B Shares	11,535	46,727
ROCKWOOL A/S, Class B Shares	630	17,109
Total Building Products		959,297
Commercial Services & Supplies — 0.3%
Rentokil Initial PLC	19,935	122,766
Securitas AB, Class B Shares	3,735	61,869
SPIE SA	1,185	58,492
Verisure PLC	2,130	21,840 *
Total Commercial Services & Supplies		264,967
Construction & Engineering — 1.3%
Ackermans & van Haaren NV	165	49,924
ACS Actividades de Construccion y Servicios SA	1,432	172,915
Bouygues SA	1,515	86,249
Eiffage SA	600	90,667
Ferrovial SE	3,780	241,372
HOCHTIEF AG	120	52,927
Skanska AB, Class B Shares	2,640	70,003
Strabag SE, Bearer Shares	150	14,794
Sweco AB, Class B Shares	1,620	22,566
Vinci SA	3,990	590,060
Total Construction & Engineering		1,391,477
Electrical Equipment — 3.6%
ABB Ltd., Registered Shares	12,435	978,644
Legrand SA	2,010	305,007
Prysmian SpA	2,280	259,497
Schneider Electric SE	4,335	1,144,305
Siemens Energy AG	5,940	973,569
Vestas Wind Systems A/S	8,055	236,170
Total Electrical Equipment		3,897,192
Ground Transportation — 0.0%††
Ayvens SA	2,790	32,211 (a)
Industrial Conglomerates — 1.5%
Aker ASA, Class A Shares	165	18,125
Investment AB Latour, Class B Shares	1,065	22,482
Lifco AB, Class B Shares	1,740	51,472
Metlen Energy & Metals PLC	885	34,058 *
Siemens AG, Registered Shares	5,865	1,390,049
Smiths Group PLC	2,520	75,767
Total Industrial Conglomerates		1,591,953
Machinery — 3.0%
Alfa Laval AB	2,175	115,939
Alstom SA	2,685	75,052 *
ANDRITZ AG	525	35,992
Atlas Copco AB, Class A Shares	20,175	345,524
Atlas Copco AB, Class B Shares	11,985	182,236
Daimler Truck Holding AG	3,930	187,782
See Notes to Financial Statements.

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 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Epiroc AB, Class A Shares	5,040	$121,209
Epiroc AB, Class B Shares	2,985	62,732
GEA Group AG	1,155	81,444
Georg Fischer AG, Registered Shares	615	30,920
IMI PLC	1,935	64,558
Indutrade AB	2,115	47,601
Interpump Group SpA	615	22,959
KION Group AG	555	28,431
Knorr-Bremse AG	525	58,767
Kone oyj, Class B Shares	2,505	158,109
Metso oyj	5,460	92,729
Rational AG	45	32,250
RENK Group AG	615	35,884
Sandvik AB	8,235	308,956
Schindler Holding AG	330	106,940
Schindler Holding AG, Registered Shares	165	51,129
SKF AB, Class B Shares	2,655	62,485
Spirax Group PLC	585	51,494
Traton SE	495	17,578
Trelleborg AB, Class B Shares	1,575	57,668
Valmet oyj	1,125	31,589
VAT Group AG	210	126,436 (a)
Volvo AB, Class A Shares	1,500	47,962
Volvo AB, Class B Shares	12,540	402,149
Wartsila oyj Abp	3,630	132,627
Weir Group PLC	2,055	75,824
Total Machinery		3,252,955
Marine Transportation — 0.2%
A.P. Moller - Maersk A/S, Class A Shares	22	53,360
A.P. Moller - Maersk A/S, Class B Shares	25	61,889
Kuehne + Nagel International AG, Registered Shares	375	84,142
Total Marine Transportation		199,391
Passenger Airlines — 0.2%
Deutsche Lufthansa AG, Registered Shares	4,785	39,674
International Consolidated Airlines Group SA	17,400	80,263
Ryanair Holdings PLC	2,100	57,756
Total Passenger Airlines		177,693
Professional Services — 1.1%
Bureau Veritas SA	2,760	81,728
Experian PLC	7,335	251,295
Intertek Group PLC	1,215	58,449
Randstad NV	870	22,364
RELX PLC	14,565	475,562
SGS SA, Registered Shares	1,320	138,152
Wolters Kluwer NV	1,800	134,019
Total Professional Services		1,161,569
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — 0.7%
AddTech AB, Class B Shares	1,800	$60,011
Beijer Ref AB	3,495	47,254
Brenntag SE	915	60,388
Bunzl PLC	2,550	75,862
Diploma PLC	1,065	83,774
Howden Joinery Group PLC	4,260	44,436
IMCD NV	465	47,952
Rexel SA	1,785	68,446
Sunbelt Rentals Holdings Inc.	3,300	206,706
Total Trading Companies & Distributors		694,829
Transportation Infrastructure — 0.3%
Aena SME SA	5,550	163,193 (a)
Aeroports de Paris SA	315	37,964
Flughafen Zurich AG, Registered Shares	150	46,294
Fraport AG Frankfurt Airport Services Worldwide	285	24,366 *
Getlink SE	2,490	53,277
Total Transportation Infrastructure		325,094

Total Industrials		19,892,135
Information Technology — 7.4%
Communications Equipment — 0.5%
Nokia oyj	41,535	325,233
Telefonaktiebolaget LM Ericsson, Class B Shares	21,885	244,207
Total Communications Equipment		569,440
Electronic Equipment, Instruments & Components — 0.3%
Halma PLC	2,970	148,907
Hexagon AB, Class B Shares	16,395	154,962
Total Electronic Equipment, Instruments & Components		303,869
IT Services — 0.2%
Bechtle AG	645	21,671
Capgemini SE	1,230	142,429
Indra Sistemas SA	690	37,557
Reply SpA	180	16,747
Total IT Services		218,404
Semiconductors & Semiconductor Equipment — 4.7%
ASM International NV	375	275,232
ASML Holding NV	3,101	3,998,870
BE Semiconductor Industries NV	570	117,526
Infineon Technologies AG	10,410	455,787
STMicroelectronics NV	5,115	168,554
Technoprobe SpA	1,155	19,004 *
Total Semiconductors & Semiconductor Equipment		5,034,973
Software — 1.6%
Dassault Systemes SE	5,250	104,467
Nemetschek SE	450	33,028
Sage Group PLC	7,560	83,523
SAP SE	8,220	1,391,302
See Notes to Financial Statements.

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 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Temenos AG, Registered Shares	435	$37,272
Total Software		1,649,592
Technology Hardware, Storage & Peripherals — 0.1%
Logitech International SA, Registered Shares	1,170	105,359

Total Information Technology		7,881,637
Materials — 5.7%
Chemicals — 2.3%
Air Liquide SA	4,605	944,022
Akzo Nobel NV	1,335	75,679
BASF SE	7,155	431,985
Croda International PLC	1,110	41,205
DSM-Firmenich AG	1,440	101,939
EMS-Chemie Holding AG, Registered Shares	60	46,481
Evonik Industries AG	1,980	38,213
FUCHS SE	195	6,662
Givaudan SA, Registered Shares	61	203,751
Novonesis Novozymes, Class B Shares	2,775	163,666
Sika AG, Registered Shares	1,275	206,113
Syensqo SA	555	31,641
Symrise AG	1,065	89,872
Yara International ASA	1,290	74,691
Total Chemicals		2,455,920
Construction Materials — 0.7%
Amrize Ltd.	3,960	214,571
Buzzi SpA	645	32,016
Heidelberg Materials AG	1,005	206,522
Holcim AG	3,885	313,875
Total Construction Materials		766,984
Containers & Packaging — 0.0%††
SIG Group AG	2,610	38,490 *
Metals & Mining — 2.4%
Anglo American PLC	8,490	355,913
Antofagasta PLC	2,700	118,457
ArcelorMittal SA	3,360	169,722
Boliden AB	2,220	113,188 *
Endeavour Mining PLC	1,605	94,396
Evraz PLC	10,404	0 *(b)(c)(d)
Fresnillo PLC	1,470	64,048
Glencore PLC	84,090	627,080
KGHM Polska Miedz SA	1,095	78,687 *
Norsk Hydro ASA	10,275	108,120
Rio Tinto PLC	8,265	756,830
SSAB AB, Class A Shares	1,680	12,990
SSAB AB, Class B Shares	4,725	36,436
Total Metals & Mining		2,535,867
Paper & Forest Products — 0.3%
Holmen AB, Class B Shares	555	19,634
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — continued
Mondi PLC	3,495	$38,880
Stora Enso oyj, Class R Shares	4,620	53,578
Svenska Cellulosa AB SCA, Class B Shares	4,650	53,108
UPM-Kymmene oyj	4,110	126,912
Total Paper & Forest Products		292,112

Total Materials		6,089,373
Real Estate — 0.9%
Diversified REITs — 0.1%
British Land Co. PLC	7,635	35,783
Covivio SA	435	25,687
Land Securities Group PLC	5,895	42,989
Merlin Properties Socimi SA	3,015	48,356
Total Diversified REITs		152,815
Industrial REITs — 0.1%
Segro PLC	10,770	91,435
Warehouses De Pauw, CVA	1,485	38,190
Total Industrial REITs		129,625
Office REITs — 0.0%††
Gecina SA	405	31,638
Real Estate Management & Development — 0.5%
Castellum AB	2,745	31,365
CTP NV	1,005	16,675 (a)
Deutsche Wohnen SE	375	8,201
Fastighets AB Balder	5,520	31,951 *
LEG Immobilien SE	600	38,783
PSP Swiss Property AG, Registered Shares	360	71,010
Sagax AB, Class B Shares	1,710	31,234
Sagax AB, Class D Shares	900	3,179
Swiss Prime Site AG, Registered Shares	645	108,363
Vonovia SE	5,655	140,478
Total Real Estate Management & Development		481,239
Retail REITs — 0.2%
Klepierre SA	1,635	61,074
Unibail-Rodamco-Westfield	975	106,610
Total Retail REITs		167,684

Total Real Estate		963,001
Utilities — 5.3%
Electric Utilities — 2.7%
Acciona SA	195	50,058
BKW AG	165	32,074
EDP SA	23,805	124,112
Elia Group SA/NV	345	52,392
Endesa SA	2,535	105,383
Enel SpA	62,085	670,634
Fortum oyj	3,330	83,950
Iberdrola SA	52,425	1,192,679
Redeia Corp. SA	3,225	54,103
See Notes to Financial Statements.

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 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
SSE PLC		9,615	$329,028
Terna - Rete Elettrica Nazionale		11,235	127,689
Verbund AG		525	39,712
Total Electric Utilities			2,861,814
Gas Utilities — 0.3%
Italgas SpA		4,920	56,858
Naturgy Energy Group SA		2,880	85,945
Snam SpA		16,395	123,807
Total Gas Utilities			266,610
Independent Power and Renewable Electricity Producers — 0.4%
Corp. ACCIONA Energias Renovables SA		225	5,465
EDP Renovaveis SA		2,460	38,803
Orsted AS		3,675	88,399 *(a)
RWE AG		5,220	346,915
Total Independent Power and Renewable Electricity Producers			479,582
Multi-Utilities — 1.7%
A2A SpA		12,390	34,662
Centrica PLC		36,780	103,066
E.ON SE		17,700	386,669
Engie SA		14,745	470,770
Hera SpA		6,270	28,695
National Grid PLC		39,615	663,190
Veolia Environnement SA		4,815	181,193
Total Multi-Utilities			1,868,245
Water Utilities — 0.2%
Severn Trent PLC		2,100	85,571
United Utilities Group PLC		5,460	94,681
Total Water Utilities			180,252

Total Utilities			5,656,503
Total Common Stocks (Cost — $92,200,514)			105,997,177
	Rate
Preferred Stocks — 0.3%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Bayerische Motoren Werke AG	5.549%	435	39,019 (e)
Volkswagen AG	6.088%	1,650	164,258 (e)

Total Consumer Discretionary			203,277
Consumer Staples — 0.1%
Household Products — 0.1%
Henkel AG & Co. KGaA	3.122%	1,260	96,252 (e)

Health Care — 0.0%††
Biotechnology — 0.0%††
Grifols SA, Class B Shares	1.789%	2,100	16,429 (e)
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Europe ETF
(Percentages shown based on Fund net assets)
Security	Rate		Shares	Value

Materials — 0.0%††
Chemicals — 0.0%††
FUCHS SE	3.398%		525	$21,898 (e)

Total Preferred Stocks (Cost — $446,908)				337,856
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Telecom Italia SpA (Cost — $0)		4/10/26	144,768	1 *(b)
Total Investments before Short-Term Investments (Cost — $92,647,422)				106,335,034
	Rate		Shares
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $49)	3.536%		49	49 (f)(g)(h)
Total Investments — 99.3% (Cost — $92,647,471)				106,335,083
Other Assets in Excess of Liabilities — 0.7%				737,868
Total Net Assets — 100.0%				$107,072,951

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of March 31, 2026.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $49 and the cost was $49 (Note 6).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)

Summary of Investments by Country# (unaudited)
United Kingdom	16.8%
United States	14.6
Germany	13.4
France	13.0
Switzerland	7.2
Netherlands	7.1
Spain	5.7
Italy	5.1
Sweden	5.1
Denmark	2.3
Finland	1.8
Belgium	1.4
See Notes to Financial Statements.

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 Franklin FTSE Europe ETF
Summary of Investments by Country# (unaudited) (cont’d)
Australia	1.3%
Norway	1.1
Poland	0.8
Austria	0.6
Ireland	0.5
China	0.4
South Africa	0.3
Portugal	0.3
Hong Kong	0.3
Luxembourg	0.3
Singapore	0.2
Chile	0.1
Ivory Coast	0.1
Brazil	0.1
Mexico	0.1
Greece	0.0 ††
Czech Republic	0.0 ††
South Korea	0.0 ††
Nigeria	0.0 ††
United Arab Emirates	0.0 ††
Russia	0.0 ††
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Euro Stoxx 50 Index	8	6/26	$521,241	$506,507	$(14,734)
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 4.2%
Diversified Telecommunication Services — 3.5%
Cellnex Telecom SA	5,140	$164,226 (a)
Deutsche Telekom AG, Registered Shares	31,180	1,147,823
Elisa oyj	1,280	61,824
Infrastrutture Wireless Italiane SpA	2,840	22,431 (a)
Koninklijke KPN NV	34,060	188,489
Orange SA	19,010	387,141
Telecom Italia SpA	99,620	68,777 *
Telecom Italia SpA, Savings Shares	54,710	44,390 *
Telefonica SA	37,470	163,841
Telekom Austria AG	690	7,243
Total Diversified Telecommunication Services		2,256,185
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	530	30,326
Universal Music Group NV	8,580	164,451
Total Entertainment		194,777
Interactive Media & Services — 0.1%
Scout24 SE	650	49,429 (a)
Media — 0.3%
Publicis Groupe SA	2,070	168,957
RTL Group SA	340	14,280
Total Media		183,237

Total Communication Services		2,683,628
Consumer Discretionary — 8.7%
Automobile Components — 0.5%
Aumovio SE	464	17,867 *
Cie Generale des Etablissements Michelin SCA	5,890	198,097
Continental AG	990	67,984
Pirelli & C. SpA	3,710	25,238 (a)
Schaeffler AG	1,800	14,632
Total Automobile Components		323,818
Automobiles — 1.9%
Bayerische Motoren Werke AG	2,550	229,173
Ferrari NV	1,090	362,954
Mercedes-Benz Group AG	6,900	416,510
Renault SA	1,690	56,508
Stellantis NV	19,680	137,390 *
Volkswagen AG	260	26,497
Total Automobiles		1,229,032
Broadline Retail — 0.8%
Prosus NV	11,070	497,184
Distributors — 0.1%
D’ieteren Group	190	34,633
Hotels, Restaurants & Leisure — 0.6%
Accor SA	1,930	90,328
Amadeus IT Group SA	3,940	220,991
See Notes to Financial Statements.

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(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Delivery Hero SE	2,030	$36,137 *(a)
FDJ UNITED	1,030	29,883
Sodexo SA	740	37,601
Total Hotels, Restaurants & Leisure		414,940
Specialty Retail — 1.0%
Industria de Diseno Textil SA	10,100	573,017
Zalando SE	2,170	51,380 *(a)
Total Specialty Retail		624,397
Textiles, Apparel & Luxury Goods — 3.8%
adidas AG	1,520	239,321
Brunello Cucinelli SpA	310	26,639
Hermes International SCA	311	576,560
Kering SA	637	188,332
LVMH Moet Hennessy Louis Vuitton SE	2,329	1,242,716
Moncler SpA	2,040	120,815
Total Textiles, Apparel & Luxury Goods		2,394,383

Total Consumer Discretionary		5,518,387
Consumer Staples — 5.2%
Beverages — 1.6%
Anheuser-Busch InBev SA/NV	8,690	597,954
Davide Campari-Milano NV	5,140	36,304
Heineken Holding NV	1,030	72,808
Heineken NV	2,520	192,505
Pernod Ricard SA	1,740	128,750
Total Beverages		1,028,321
Consumer Staples Distribution & Retail — 0.9%
Carrefour SA	5,110	93,645
Jeronimo Martins SGPS SA	2,500	59,223
Kesko oyj, Class B Shares	2,410	52,981
Koninklijke Ahold Delhaize NV	8,190	380,197
Total Consumer Staples Distribution & Retail		586,046
Food Products — 1.2%
Danone SA	5,780	459,787
JDE Peet’s NV	1,420	52,094
Kerry Group PLC, Class A Shares	1,480	116,639
Lotus Bakeries NV	4	44,890
Magnum Ice Cream Co. NV	4,400	64,436 *
Total Food Products		737,846
Household Products — 0.1%
Henkel AG & Co. KGaA	880	62,661
Personal Care Products — 1.4%
Beiersdorf AG	940	82,941
L’Oreal SA	2,090	841,269
Total Personal Care Products		924,210

Total Consumer Staples		3,339,084
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 4.3%
Energy Equipment & Services — 0.1%
Tenaris SA	3,080	$90,494
Oil, Gas & Consumable Fuels — 4.2%
Bollore SE	6,260	35,328
Eni SpA	17,180	491,900
Galp Energia SGPS SA	3,780	91,505
Neste oyj	3,740	120,443
OMV AG	1,310	95,393
Repsol SA	9,820	278,905
TotalEnergies SE	16,570	1,544,730
Total Oil, Gas & Consumable Fuels		2,658,204

Total Energy		2,748,698
Financials — 24.9%
Banks — 15.3%
ABN AMRO Bank NV, CVA	4,680	146,185
AIB Group PLC	19,530	202,860
Banca Monte dei Paschi di Siena SpA	19,060	163,104
Banco Bilbao Vizcaya Argentaria SA	51,740	1,087,970
Banco BPM SpA	13,430	183,522
Banco Comercial Portugues SA, Class R Shares	81,720	78,339
Banco de Sabadell SA	45,690	160,196
Banco Santander SA	133,640	1,461,270
Bank of Ireland Group PLC	8,750	155,612
Bankinter SA	5,650	87,070
BAWAG Group AG	700	104,447 (a)
BNP Paribas SA	9,040	843,583
BPER Banca SpA	12,800	164,221
CaixaBank SA	32,780	383,923
Commerzbank AG	6,150	218,179
Credit Agricole SA	8,440	154,912
Erste Group Bank AG	2,560	272,841
FinecoBank Banca Fineco SpA	5,570	121,520
ING Groep NV	26,590	677,231
Intesa Sanpaolo SpA	140,200	833,700
KBC Group NV	2,070	249,238
Mediobanca Banca di Credito Finanziario SpA	800	15,273
Nordea Bank Abp	29,670	501,676
Raiffeisen Bank International AG	1,160	48,597
Societe Generale SA	6,110	434,787
UniCredit SpA	13,780	966,293
Total Banks		9,716,549
Capital Markets — 1.8%
Amundi SA	530	44,792 (a)
CVC Capital Partners PLC	1,950	25,052 (a)
Deutsche Bank AG, Registered Shares	15,980	462,421
Deutsche Boerse AG	1,680	486,053
DWS Group GmbH & Co. KGaA	290	18,161 (a)
See Notes to Financial Statements.

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 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Euronext NV	790	$126,068 (a)
Total Capital Markets		1,162,547
Financial Services — 1.0%
Adyen NV	243	238,155 *(a)
Banca Mediolanum SpA	1,960	39,024
Edenred SE	2,060	40,492
EXOR NV	790	59,757
Groupe Bruxelles Lambert NV	700	62,708
HAL Trust	160	32,004
Nexi SpA	3,970	14,546 (a)
Poste Italiane SpA	4,130	95,838 (a)
Sofina SA	140	33,552
Total Financial Services		616,076
Insurance — 6.8%
Aegon Ltd.	11,840	84,963
Ageas SA/NV	1,670	121,319
Allianz SE, Registered Shares	3,480	1,440,669
ASR Nederland NV	1,430	97,508
AXA SA	14,680	663,717
Generali	8,850	351,897
Hannover Rueck SE	550	169,708
Mapfre SA	8,450	37,133
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	1,190	739,581
NN Group NV	2,400	185,440
Sampo oyj, Class A Shares	22,610	239,723
SCOR SE	1,580	55,634
Talanx AG	550	66,920
Unipol Assicurazioni SpA	3,420	78,200
Vienna Insurance Group AG Wiener Versicherung Gruppe	320	22,638
Total Insurance		4,355,050

Total Financials		15,850,222
Health Care — 6.3%
Biotechnology — 0.8%
Abivax SA	610	65,786 *
Argenx SE	560	400,560 *
Grifols SA	2,610	26,933
Total Biotechnology		493,279
Health Care Equipment & Supplies — 1.5%
BioMerieux	400	42,309
EssilorLuxottica SA	2,630	601,209
Koninklijke Philips NV	7,030	189,053
Siemens Healthineers AG	3,350	140,113 (a)
Total Health Care Equipment & Supplies		972,684
Health Care Providers & Services — 0.5%
Fresenius Medical Care AG	1,910	84,881
Fresenius SE & Co. KGaA	3,770	192,517
See Notes to Financial Statements.

99
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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
NMC Health PLC	60	$0 *(b)(c)(d)
Total Health Care Providers & Services		277,398
Life Sciences Tools & Services — 0.3%
Eurofins Scientific SE	1,040	75,085
QIAGEN NV	1,850	74,061
Sartorius Stedim Biotech	250	47,874
Total Life Sciences Tools & Services		197,020
Pharmaceuticals — 3.2%
Bayer AG, Registered Shares	8,980	407,507
Financiere de Tubize SA	180	43,968
Ipsen SA	320	59,140
Merck KGaA	1,180	146,292
Orion oyj, Class B Shares	960	77,096
Recordati Industria Chimica e Farmaceutica SpA	990	55,939
Sanofi SA	9,800	934,038
UCB SA	1,090	324,649
Total Pharmaceuticals		2,048,629

Total Health Care		3,989,010
Industrials — 20.0%
Aerospace & Defense — 5.5%
Airbus SE	5,340	989,485
CSG NV	1,370	36,843 *
Dassault Aviation SA	161	59,213
Hensoldt AG	550	47,908
Leonardo SpA	3,670	245,426
MTU Aero Engines AG	490	175,019
Rheinmetall AG	410	682,385
Safran SA	3,170	1,020,501
Thales SA	820	238,185
Total Aerospace & Defense		3,494,965
Air Freight & Logistics — 0.8%
Deutsche Post AG	8,440	435,174
InPost SA	2,310	40,137 *
Total Air Freight & Logistics		475,311
Building Products — 0.7%
Cie de Saint-Gobain SA	4,130	333,387
Kingspan Group PLC	1,390	115,472
Total Building Products		448,859
Commercial Services & Supplies — 0.1%
SPIE SA	1,350	66,636
Construction & Engineering — 2.3%
Ackermans & van Haaren NV	190	57,488
ACS Actividades de Construccion y Servicios SA	1,630	196,823
Bouygues SA	1,740	99,058
Eiffage SA	690	104,267
Ferrovial SE	4,310	275,215
HOCHTIEF AG	140	61,749
See Notes to Financial Statements.

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 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Strabag SE, Bearer Shares	180	$17,753
Vinci SA	4,560	674,355
Total Construction & Engineering		1,486,708
Electrical Equipment — 4.8%
Legrand SA	2,300	349,013
Prysmian SpA	2,610	297,055
Schneider Electric SE	4,950	1,306,647
Siemens Energy AG	6,780	1,111,245
Total Electrical Equipment		3,063,960
Ground Transportation — 0.1%
Ayvens SA	3,110	35,905 (a)
Industrial Conglomerates — 2.5%
Siemens AG, Registered Shares	6,700	1,587,950
Machinery — 1.8%
Alstom SA	3,070	85,814 *
ANDRITZ AG	590	40,448
Daimler Truck Holding AG	4,490	214,540
GEA Group AG	1,310	92,374
Interpump Group SpA	690	25,759
KION Group AG	640	32,785
Knorr-Bremse AG	600	67,162
Kone oyj, Class B Shares	2,850	179,885
Metso oyj	6,270	106,486
Rational AG	47	33,683
RENK Group AG	700	40,843
Traton SE	560	19,886
Valmet oyj	1,280	35,941
Wartsila oyj Abp	4,130	150,895
Total Machinery		1,126,501
Passenger Airlines — 0.2%
Deutsche Lufthansa AG, Registered Shares	5,470	45,353
Ryanair Holdings PLC	2,410	66,282
Total Passenger Airlines		111,635
Professional Services — 0.4%
Bureau Veritas SA	3,160	93,572
Randstad NV	1,010	25,963
Wolters Kluwer NV	2,060	153,378
Total Professional Services		272,913
Trading Companies & Distributors — 0.3%
Brenntag SE	1,050	69,298
IMCD NV	530	54,654
Rexel SA	2,030	77,841
Total Trading Companies & Distributors		201,793
Transportation Infrastructure — 0.5%
Aena SME SA	6,330	186,128 (a)
Aeroports de Paris SA	360	43,387
Fraport AG Frankfurt Airport Services Worldwide	330	28,213 *
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Transportation Infrastructure — continued
Getlink SE	2,820	$60,338
Total Transportation Infrastructure		318,066

Total Industrials		12,691,202
Information Technology — 12.8%
Communications Equipment — 0.6%
Nokia oyj	47,540	372,255
IT Services — 0.4%
Bechtle AG	750	25,199
Capgemini SE	1,410	163,272
Indra Sistemas SA	800	43,544
Reply SpA	200	18,608
Total IT Services		250,623
Semiconductors & Semiconductor Equipment — 9.0%
ASM International NV	430	315,599
ASML Holding NV	3,540	4,564,979
BE Semiconductor Industries NV	640	131,959
Infineon Technologies AG	11,870	519,711
STMicroelectronics NV	5,860	193,104
Technoprobe SpA	1,310	21,554 *
Total Semiconductors & Semiconductor Equipment		5,746,906
Software — 2.8%
Dassault Systemes SE	6,010	119,590
Nemetschek SE	520	38,166
SAP SE	9,390	1,589,334
Total Software		1,747,090

Total Information Technology		8,116,874
Materials — 4.1%
Chemicals — 3.1%
Air Liquide SA	5,260	1,078,297
Akzo Nobel NV	1,530	86,733
BASF SE	8,160	492,662
DSM-Firmenich AG	1,660	117,513
Evonik Industries AG	2,300	44,389
FUCHS SE	230	7,857
Syensqo SA	630	35,917
Symrise AG	1,220	102,952
Total Chemicals		1,966,320
Construction Materials — 0.4%
Buzzi SpA	750	37,228
Heidelberg Materials AG	1,150	236,319
Total Construction Materials		273,547
Metals & Mining — 0.3%
ArcelorMittal SA	3,850	194,473
Evraz PLC	1,168	0 *(b)(c)(d)
Total Metals & Mining		194,473
Paper & Forest Products — 0.3%
Stora Enso oyj, Class R Shares	5,270	61,116
See Notes to Financial Statements.

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(Percentages shown based on Fund net assets)
Security	Shares	Value

Paper & Forest Products — continued
UPM-Kymmene oyj	4,750	$146,675
Total Paper & Forest Products		207,791

Total Materials		2,642,131
Real Estate — 0.9%
Diversified REITs — 0.1%
Covivio SA	490	28,934
Merlin Properties Socimi SA	3,440	55,173
Total Diversified REITs		84,107
Industrial REITs — 0.1%
Warehouses De Pauw, CVA	1,680	43,205
Office REITs — 0.0%††
Gecina SA	470	36,716
Real Estate Management & Development — 0.4%
CTP NV	1,180	19,578 (a)
Deutsche Wohnen SE	440	9,623
LEG Immobilien SE	680	43,954
Vonovia SE	6,520	161,966
Total Real Estate Management & Development		235,121
Retail REITs — 0.3%
Klepierre SA	1,890	70,600
Unibail-Rodamco-Westfield	1,110	121,371
Total Retail REITs		191,971

Total Real Estate		591,120
Utilities — 7.7%
Electric Utilities — 4.5%
Acciona SA	220	56,476
EDP SA	27,330	142,490
Elia Group SA/NV	400	60,744
Endesa SA	2,870	119,310
Enel SpA	70,870	765,529
Fortum oyj	3,820	96,303
Iberdrola SA	59,900	1,362,736
Redeia Corp. SA	3,670	61,568
Terna - Rete Elettrica Nazionale	12,860	146,158
Verbund AG	600	45,385
Total Electric Utilities		2,856,699
Gas Utilities — 0.5%
Italgas SpA	5,630	65,064
Naturgy Energy Group SA	3,280	97,882
Snam SpA	18,700	141,213
Total Gas Utilities		304,159
Independent Power and Renewable Electricity Producers — 0.7%
Corp. ACCIONA Energias Renovables SA	260	6,315
EDP Renovaveis SA	2,860	45,112
RWE AG	5,970	396,760
Total Independent Power and Renewable Electricity Producers		448,187
See Notes to Financial Statements.

103
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Eurozone ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — 2.0%
A2A SpA			14,440	$40,396
E.ON SE			20,260	442,594
Engie SA			16,820	537,020
Hera SpA			7,050	32,265
Veolia Environnement SA			5,520	207,722
Total Multi-Utilities				1,259,997

Total Utilities				4,869,042
Total Common Stocks (Cost — $55,679,133)				63,039,398
	Rate
Preferred Stocks — 0.6%
Consumer Discretionary — 0.4%
Automobiles — 0.4%
Bayerische Motoren Werke AG	5.549%		490	43,952 (e)
Volkswagen AG	6.088%		1,890	188,150 (e)

Total Consumer Discretionary				232,102
Consumer Staples — 0.2%
Household Products — 0.2%
Henkel AG & Co. KGaA	3.122%		1,420	108,475 (e)

Health Care — 0.0%††
Biotechnology — 0.0%††
Grifols SA, Class B Shares	1.789%		2,350	18,385 (e)

Materials — 0.0%††
Chemicals — 0.0%††
FUCHS SE	3.398%		610	25,443 (e)

Total Preferred Stocks (Cost — $448,228)				384,405
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Telecom Italia SpA (Cost — $0)		4/10/26	154,330	1 *(b)
Total Investments before Short-Term Investments (Cost — $56,127,361)				63,423,804
	Rate		Shares
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,256)	3.536%		1,256	1,256 (f)(g)(h)
Total Investments — 99.7% (Cost — $56,128,617)				63,425,060
Other Assets in Excess of Liabilities — 0.3%				174,423
Total Net Assets — 100.0%				$63,599,483

See Notes to Financial Statements.

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 Franklin FTSE Eurozone ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	The rate shown represents the yield as of March 31, 2026.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $1,256 and the cost was $1,256 (Note 6).

(h)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)

Summary of Investments by Country# (unaudited)
Germany	25.6%
France	24.9
Netherlands	13.6
Spain	10.9
Italy	9.7
United States	4.6
Finland	3.5
Belgium	2.7
Austria	1.0
Ireland	0.9
China	0.8
Portugal	0.6
Luxembourg	0.5
Singapore	0.3
Switzerland	0.2
Poland	0.1
Czech Republic	0.1
South Korea	0.0 ††
United Arab Emirates	0.0 ††
Russia	0.0 ††
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
Euro Stoxx 50 Index	1	6/26	$62,682	$63,313	$631
See Notes to Financial Statements.

105
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.6%
Communication Services — 7.6%
Diversified Telecommunication Services — 7.0%
Deutsche Telekom AG, Registered Shares	76,050	$2,799,612
Entertainment — 0.2%
CTS Eventim AG & Co. KGaA	1,274	72,896
Interactive Media & Services — 0.3%
Scout24 SE	1,560	118,631 (a)
Media — 0.1%
RTL Group SA	806	33,850

Total Communication Services		3,024,989
Consumer Discretionary — 6.7%
Automobile Components — 0.6%
Aumovio SE	1,118	43,050 *
Continental AG	2,418	166,047
Schaeffler AG	4,394	35,718
Total Automobile Components		244,815
Automobiles — 4.1%
Bayerische Motoren Werke AG	6,214	558,462
Mercedes-Benz Group AG	16,822	1,015,439
Volkswagen AG	624	63,593
Total Automobiles		1,637,494
Hotels, Restaurants & Leisure — 0.2%
Delivery Hero SE	4,966	88,402 *(a)
Specialty Retail — 0.3%
Zalando SE	5,304	125,587 *(a)
Textiles, Apparel & Luxury Goods — 1.5%
adidas AG	3,718	585,392

Total Consumer Discretionary		2,681,690
Consumer Staples — 0.9%
Household Products — 0.4%
Henkel AG & Co. KGaA	2,132	151,811
Personal Care Products — 0.5%
Beiersdorf AG	2,314	204,177

Total Consumer Staples		355,988
Financials — 22.0%
Banks — 1.4%
Commerzbank AG	15,002	532,214
Capital Markets — 5.9%
Deutsche Bank AG, Registered Shares	38,974	1,127,810
Deutsche Boerse AG	4,108	1,188,516
DWS Group GmbH & Co. KGaA	702	43,961 (a)
Total Capital Markets		2,360,287
Insurance — 14.7%
Allianz SE, Registered Shares	8,476	3,508,940
Hannover Rueck SE	1,326	409,149
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,912	1,809,798
See Notes to Financial Statements.

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 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Talanx AG	1,326	$161,338
Total Insurance		5,889,225

Total Financials		8,781,726
Health Care — 6.4%
Health Care Equipment & Supplies — 0.9%
Siemens Healthineers AG	8,138	340,371 (a)
Health Care Providers & Services — 1.7%
Fresenius Medical Care AG	4,680	207,981
Fresenius SE & Co. KGaA	9,178	468,679
Total Health Care Providers & Services		676,660
Life Sciences Tools & Services — 0.4%
QIAGEN NV	4,501	180,189
Pharmaceuticals — 3.4%
Bayer AG, Registered Shares	21,892	993,445
Merck KGaA	2,886	357,797
Total Pharmaceuticals		1,351,242

Total Health Care		2,548,462
Industrials — 29.0%
Aerospace & Defense — 5.5%
Hensoldt AG	1,352	117,768
MTU Aero Engines AG	1,196	427,189
Rheinmetall AG	1,004	1,671,010
Total Aerospace & Defense		2,215,967
Air Freight & Logistics — 2.6%
Deutsche Post AG	20,618	1,063,084
Construction & Engineering — 0.4%
HOCHTIEF AG	338	149,079
Electrical Equipment — 6.8%
Siemens Energy AG	16,536	2,710,257
Industrial Conglomerates — 9.7%
Siemens AG, Registered Shares	16,354	3,876,021
Machinery — 3.1%
Daimler Truck Holding AG	10,946	523,019
GEA Group AG	3,198	225,506
KION Group AG	1,560	79,914
Knorr-Bremse AG	1,482	165,890
Rational AG	113	80,983
RENK Group AG	1,716	100,124
Traton SE	1,404	49,857
Total Machinery		1,225,293
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered Shares	13,312	110,373
Trading Companies & Distributors — 0.4%
Brenntag SE	2,574	169,879
Transportation Infrastructure — 0.2%
Fraport AG Frankfurt Airport Services Worldwide	806	68,908 *

Total Industrials		11,588,861
See Notes to Financial Statements.

107
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Information Technology — 13.2%
IT Services — 0.1%
Bechtle AG		1,820	$61,148
Semiconductors & Semiconductor Equipment — 3.2%
Infineon Technologies AG		28,964	1,268,148
Software — 9.9%
Nemetschek SE		1,274	93,506
SAP SE		22,906	3,877,027
Total Software			3,970,533

Total Information Technology			5,299,829
Materials — 5.4%
Chemicals — 4.0%
BASF SE		19,890	1,200,864
Evonik Industries AG		5,538	106,880
FUCHS SE		572	19,541
Symrise AG		2,964	250,123
Total Chemicals			1,577,408
Construction Materials — 1.4%
Heidelberg Materials AG		2,808	577,030

Total Materials			2,154,438
Real Estate — 1.3%
Real Estate Management & Development — 1.3%
Deutsche Wohnen SE		1,118	24,449
LEG Immobilien SE		1,690	109,239
Vonovia SE		15,886	394,631

Total Real Estate			528,319
Utilities — 5.1%
Independent Power and Renewable Electricity Producers — 2.4%
RWE AG		14,560	967,642
Multi-Utilities — 2.7%
E.ON SE		49,426	1,079,746

Total Utilities			2,047,388
Total Common Stocks (Cost — $42,430,512)			39,011,690
	Rate
Preferred Stocks — 2.2%
Consumer Discretionary — 1.4%
Automobiles — 1.4%
Bayerische Motoren Werke AG	5.549%	1,222	109,612 (b)
Volkswagen AG	6.088%	4,602	458,129 (b)

Total Consumer Discretionary			567,741
Consumer Staples — 0.7%
Household Products — 0.7%
Henkel AG & Co. KGaA	3.122%	3,484	266,146 (b)
See Notes to Financial Statements.

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 Franklin FTSE Germany ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Materials — 0.1%
Chemicals — 0.1%
FUCHS SE	3.398%	1,456	$60,729 (b)

Total Preferred Stocks (Cost — $1,190,202)			894,616
Total Investments — 99.8% (Cost — $43,620,714)			39,906,306
Other Assets in Excess of Liabilities — 0.2%			86,354
Total Net Assets — 100.0%			$39,992,660

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of March 31, 2026.

Summary of Investments by Country# (unaudited)
Germany	99.2%
United States	0.5
South Korea	0.2
Luxembourg	0.1
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Micro Dax Index	3	6/26	$82,766	$78,938	$(3,828)
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 4.7%
Diversified Telecommunication Services — 0.5%
Indus Towers Ltd.	2,142,625	$9,445,972 *
Tata Communications Ltd.	183,000	2,600,621
Total Diversified Telecommunication Services		12,046,593
Interactive Media & Services — 0.3%
Info Edge India Ltd.	565,775	5,772,353
Media — 0.0%††
Sun TV Network Ltd.	140,300	838,631
Wireless Telecommunication Services — 3.9%
Bharti Airtel Ltd.	4,817,475	90,530,107
Bharti Hexacom Ltd.	122,000	1,940,578
Vodafone Idea Ltd.	43,145,300	3,880,171 *
Total Wireless Telecommunication Services		96,350,856

Total Communication Services		115,008,433
Consumer Discretionary — 11.5%
Automobile Components — 1.8%
Balkrishna Industries Ltd.	129,625	2,846,731
Bharat Forge Ltd.	419,375	7,404,266
Bosch Ltd.	13,725	4,159,518
Endurance Technologies Ltd.	57,950	1,352,633 (a)
Exide Industries Ltd.	678,625	2,059,870
MRF Ltd.	3,593	4,867,566
Samvardhana Motherson International Ltd.	7,184,275	7,959,236
Schaeffler India Ltd.	65,575	2,658,156
Sona Blw Precision Forgings Ltd.	730,475	3,708,259 (a)
Tube Investments of India Ltd.	175,375	4,654,479
UNO Minda Ltd.	291,275	3,167,984
Total Automobile Components		44,838,698
Automobiles — 5.7%
Bajaj Auto Ltd.	108,275	10,024,559
Eicher Motors Ltd.	216,550	15,036,554
Hero MotoCorp Ltd.	210,450	11,233,763
Hyundai Motor India Ltd.	231,800	4,345,238
Mahindra & Mahindra Ltd.	1,514,325	47,173,801
Maruti Suzuki India Ltd.	213,500	27,700,217
Tata Motors Passenger Vehicles Ltd.	3,344,325	10,443,881
TVS Motor Co. Ltd.	381,250	13,520,987
Total Automobiles		139,479,000
Broadline Retail — 0.2%
Vishal Mega Mart Ltd.	4,204,425	4,667,705 *
Hotels, Restaurants & Leisure — 1.5%
Eternal Ltd.	7,303,225	17,631,149 *
Indian Hotels Co. Ltd.	1,386,225	8,344,498
ITC Hotels Ltd.	1,576,850	2,292,074 *
Jubilant Foodworks Ltd.	616,100	2,819,742
See Notes to Financial Statements.

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 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Swiggy Ltd.	2,392,725	$6,560,214 *
Total Hotels, Restaurants & Leisure		37,647,677
Household Durables — 0.3%
Dixon Technologies India Ltd.	59,475	6,065,464
Whirlpool of India Ltd.	125,050	1,041,152
Total Household Durables		7,106,616
Specialty Retail — 0.7%
FSN E-Commerce Ventures Ltd.	2,025,200	5,017,694 *
Metro Brands Ltd.	82,350	778,016
Trent Ltd.	295,850	10,280,182
Total Specialty Retail		16,075,892
Textiles, Apparel & Luxury Goods — 1.3%
Bata India Ltd.	103,700	664,192
Kalyan Jewellers India Ltd.	626,775	2,484,004
Page Industries Ltd.	9,150	3,065,314
Relaxo Footwears Ltd.	118,950	298,351
Titan Co. Ltd.	596,275	24,840,823
Vedant Fashions Ltd.	102,175	378,112
Total Textiles, Apparel & Luxury Goods		31,730,796

Total Consumer Discretionary		281,546,384
Consumer Staples — 5.6%
Beverages — 0.7%
United Breweries Ltd.	112,850	1,832,275
United Spirits Ltd.	478,850	6,153,190
Varun Beverages Ltd.	2,186,850	8,855,879
Total Beverages		16,841,344
Consumer Staples Distribution & Retail — 0.4%
Avenue Supermarts Ltd.	237,900	9,924,461 *(a)
Food Products — 1.9%
AWL Agri Business Ltd.	869,250	1,629,189 *
Britannia Industries Ltd.	190,625	10,899,030
Marico Ltd.	860,100	6,673,684
Nestle India Ltd.	1,168,150	14,468,748
Patanjali Foods Ltd.	541,375	2,624,148
Tata Consumer Products Ltd.	1,056,825	11,307,118
Total Food Products		47,601,917
Personal Care Products — 1.9%
Colgate-Palmolive India Ltd.	215,025	4,055,037
Dabur India Ltd.	968,375	4,190,562
Emami Ltd.	306,525	1,271,360
Godrej Consumer Products Ltd.	652,700	6,776,884
Hindustan Unilever Ltd.	1,442,650	31,259,603
Total Personal Care Products		47,553,446
Tobacco — 0.7%
Godfrey Phillips India Ltd.	67,100	1,325,393
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Tobacco — continued
ITC Ltd.	4,884,575	$14,816,139
Total Tobacco		16,141,532

Total Consumer Staples		138,062,700
Energy — 9.2%
Oil, Gas & Consumable Fuels — 9.2%
Bharat Petroleum Corp. Ltd.	3,210,125	9,510,353
Coal India Ltd.	3,695,075	17,548,429
Hindustan Petroleum Corp. Ltd.	1,558,550	5,511,276
Indian Oil Corp. Ltd.	6,110,675	8,723,208
Mangalore Refinery & Petrochemicals Ltd.	326,350	618,783
Oil & Natural Gas Corp. Ltd.	6,299,775	18,906,216
Oil India Ltd.	884,500	4,433,749
Petronet LNG Ltd.	1,216,950	3,187,720
Reliance Industries Ltd.	11,079,125	156,978,727

Total Energy		225,418,461
Financials — 27.2%
Banks — 17.1%
AU Small Finance Bank Ltd.	849,425	7,546,862 (a)
Axis Bank Ltd.	3,728,625	45,652,180
Bandhan Bank Ltd.	1,284,050	1,913,578 (a)
Bank of Baroda	1,682,075	4,391,010
Bank of India	1,480,775	2,138,682
Bank of Maharashtra	2,501,000	1,617,168
Canara Bank	2,950,875	3,840,699
Central Bank of India Ltd.	1,579,900	523,531
Federal Bank Ltd.	2,955,450	8,082,803
HDFC Bank Ltd.	18,426,575	142,120,597
ICICI Bank Ltd.	8,578,125	109,061,647
IDBI Bank Ltd.	910,425	590,320
IDFC First Bank Ltd.	6,841,150	4,244,670
Indian Bank	437,675	3,902,442
Indian Overseas Bank	2,366,800	783,038 *
IndusInd Bank Ltd.	568,825	4,512,578 *
Kotak Mahindra Bank Ltd.	8,890,750	33,126,331
Punjab National Bank	3,737,775	3,962,842
RBL Bank Ltd.	732,000	2,236,160 (a)
State Bank of India	3,002,725	31,005,879
Union Bank of India Ltd.	2,482,700	4,297,994
Yes Bank Ltd.	28,468,700	5,177,560 *
Total Banks		420,728,571
Capital Markets — 1.4%
360 ONE WAM Ltd.	422,425	4,229,205
Authum Investment & Infrastucture Ltd.	228,750	1,036,684
BSE Ltd.	323,300	9,146,937
Central Depository Services India Ltd.	166,225	1,961,779
CRISIL Ltd.	33,550	1,330,416
HDFC Asset Management Co. Ltd.	318,725	7,447,880 (a)
See Notes to Financial Statements.

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 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Motilal Oswal Financial Services Ltd.	244,000	$1,627,760
Multi Commodity Exchange of India Ltd.	205,875	5,186,338
Nippon Life India Asset Management Ltd.	282,125	2,384,486 (a)
Total Capital Markets		34,351,485
Consumer Finance — 3.9%
Bajaj Finance Ltd.	4,567,375	38,598,078
Cholamandalam Financial Holdings Ltd.	161,650	2,326,870
Cholamandalam Investment and Finance Co. Ltd.	684,725	9,779,749
HDB Financial Services Ltd.	254,675	1,503,502
L&T Finance Ltd.	1,308,450	3,313,588
Mahindra & Mahindra Financial Services Ltd.	1,050,725	3,169,387
Muthoot Finance Ltd.	173,850	5,792,205
Poonawalla Fincorp Ltd.	416,325	1,617,039 *
SBI Cards & Payment Services Ltd.	486,475	3,259,195
Shriram Finance Ltd.	2,270,725	20,878,496
Sundaram Finance Ltd.	111,325	5,135,571
Total Consumer Finance		95,373,680
Financial Services — 2.7%
Aditya Birla Capital Ltd.	1,027,850	3,167,033 *
Bajaj Finserv Ltd.	622,200	10,704,474
Bajaj Holdings & Investment Ltd.	44,225	4,077,986
Bajaj Housing Finance Ltd.	1,531,100	1,179,859 *
Housing & Urban Development Corp. Ltd.	814,350	1,370,118
Indian Railway Finance Corp. Ltd.	3,319,925	3,053,251 (a)
Indian Renewable Energy Development Agency Ltd.	1,290,150	1,482,366
Jio Financial Services Ltd.	5,076,725	11,994,824
LIC Housing Finance Ltd.	469,700	2,452,525
One 97 Communications Ltd.	663,375	6,707,275 *
Piramal Finance Ltd.	187,575	3,627,948 *
Power Finance Corp. Ltd.	2,362,225	9,451,515
REC Ltd.	2,028,250	6,524,272
Total Financial Services		65,793,446
Insurance — 2.1%
General Insurance Corp. of India	501,725	1,919,910 (a)
HDFC Life Insurance Co. Ltd.	1,534,150	9,552,777 (a)
ICICI Lombard General Insurance Co. Ltd.	388,875	7,013,372 (a)
ICICI Prudential Life Insurance Co. Ltd.	593,225	3,186,946 (a)
Max Financial Services Ltd.	428,525	6,734,957 *
New India Assurance Co. Ltd.	390,400	484,950 (a)
PB Fintech Ltd.	552,050	8,310,252 *
SBI Life Insurance Co. Ltd.	703,025	13,173,461 (a)
Star Health & Allied Insurance Co. Ltd.	378,200	1,824,236 *
Total Insurance		52,200,861

Total Financials		668,448,043
Health Care — 6.7%
Biotechnology — 0.2%
Biocon Ltd.	1,152,900	4,386,791
See Notes to Financial Statements.

113
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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 1.4%
Apollo Hospitals Enterprise Ltd.	161,650	$12,644,145
Dr Lal PathLabs Ltd.	120,475	1,666,603 (a)
Fortis Healthcare Ltd.	794,525	6,659,522
Max Healthcare Institute Ltd.	1,206,275	12,238,416
Narayana Hrudayalaya Ltd.	109,800	1,858,348
Total Health Care Providers & Services		35,067,034
Life Sciences Tools & Services — 0.6%
Divi’s Laboratories Ltd.	207,400	13,003,944
Syngene International Ltd.	306,525	1,260,049 (a)
Total Life Sciences Tools & Services		14,263,993
Pharmaceuticals — 4.5%
Ajanta Pharma Ltd.	68,625	2,029,547
Alkem Laboratories Ltd.	73,200	4,089,530
Aurobindo Pharma Ltd.	454,450	6,249,788
Cipla Ltd.	907,375	11,711,367
Dr Reddy’s Laboratories Ltd.	979,050	12,953,358
GlaxoSmithKline Pharmaceuticals Ltd.	68,625	1,651,797
Glenmark Pharmaceuticals Ltd.	230,275	5,175,368
Ipca Laboratories Ltd.	227,225	3,835,925
Laurus Labs Ltd.	594,750	6,224,735 (a)
Lupin Ltd.	393,450	9,598,481
Mankind Pharma Ltd.	183,000	3,869,966
Sun Pharmaceutical Industries Ltd.	1,732,400	32,095,028
Torrent Pharmaceuticals Ltd.	172,325	7,667,428
Zydus Lifesciences Ltd.	407,175	3,739,963
Total Pharmaceuticals		110,892,281

Total Health Care		164,610,099
Industrials — 10.4%
Aerospace & Defense — 1.6%
Bharat Dynamics Ltd.	149,450	1,727,876
Bharat Electronics Ltd.	5,808,725	24,536,598
Hindustan Aeronautics Ltd.	308,050	11,325,737
Mazagon Dock Shipbuilders Ltd.	123,525	2,689,585
Total Aerospace & Defense		40,279,796
Building Products — 0.4%
Astral Ltd.	195,200	3,290,764
Blue Star Ltd.	210,450	3,573,814
Supreme Industries Ltd.	97,600	3,853,733
Total Building Products		10,718,311
Commercial Services & Supplies — 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	491,050	2,560,121
Construction & Engineering — 2.0%
IRB Infrastructure Developers Ltd.	6,438,550	1,502,914
Larsen & Toubro Ltd.	1,096,475	40,508,262
Rail Vikas Nigam Ltd.	921,100	2,424,414
Voltas Ltd.	375,150	5,034,235
Total Construction & Engineering		49,469,825
See Notes to Financial Statements.

114
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 2.4%
ABB India Ltd.	85,400	$5,349,613
Bharat Heavy Electricals Ltd.	2,368,325	6,130,010
CG Power & Industrial Solutions Ltd.	1,070,550	7,393,495
GE Vernova T&D India Ltd.	201,300	7,726,117
Havells India Ltd.	370,575	4,651,686
Hitachi Energy India Ltd.	21,350	5,455,183
KEI Industries Ltd.	99,125	4,220,053
Polycab India Ltd.	82,350	5,941,694
Siemens Energy India Ltd.	143,350	3,877,378
Suzlon Energy Ltd.	17,696,100	7,380,779 *
Total Electrical Equipment		58,126,008
Ground Transportation — 0.1%
Container Corp. of India Ltd.	559,675	2,509,572
Industrial Conglomerates — 0.4%
3M India Ltd.	4,575	1,452,829
Apar Industries Ltd.	27,450	2,859,641
Godrej Industries Ltd.	71,675	566,002 *
Siemens Ltd.	143,350	4,435,823 *
Total Industrial Conglomerates		9,314,295
Machinery — 1.6%
AIA Engineering Ltd.	48,800	1,871,043
Ashok Leyland Ltd.	4,646,675	7,550,885
Cochin Shipyard Ltd.	137,250	1,726,464 (a)
Cummins India Ltd.	221,125	10,491,278
Escorts Kubota Ltd.	53,375	1,542,071
Tata Motors Ltd.	3,344,325	13,920,474 *
Thermax Ltd.	48,800	1,677,641
Total Machinery		38,779,856
Passenger Airlines — 0.5%
InterGlobe Aviation Ltd.	308,050	12,807,709 (a)
Professional Services — 0.1%
L&T Technology Services Ltd.	44,225	1,455,551 (a)
Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	422,425	7,833,114
Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd.	1,271,850	17,600,973
GMR Airports Ltd.	4,241,025	3,789,474 *
JSW Infrastructure Ltd.	547,475	1,389,918
Total Transportation Infrastructure		22,780,365

Total Industrials		256,634,523
Information Technology — 8.4%
Electronic Equipment, Instruments & Components — 0.1%
Honeywell Automation India Ltd.	3,050	846,519
Kaynes Technology India Ltd.	48,800	1,764,541 *
Total Electronic Equipment, Instruments & Components		2,611,060
IT Services — 7.8%
Coforge Ltd.	542,900	6,380,375
See Notes to Financial Statements.

115
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

IT Services — continued
HCL Technologies Ltd.	1,711,050	$24,202,161
Hexaware Technologies Ltd.	248,575	1,113,819
Infosys Ltd.	5,595,225	73,774,176
LTIMindtree Ltd.	150,975	6,388,945 (a)
Mphasis Ltd.	211,975	4,588,196
Persistent Systems Ltd.	169,275	8,704,259
Tata Consultancy Services Ltd.	1,660,725	41,302,434
Tata Technologies Ltd.	269,925	1,449,105
Tech Mahindra Ltd.	1,012,600	14,775,507
Wipro Ltd.	4,575,000	9,050,757
Total IT Services		191,729,734
Semiconductors & Semiconductor Equipment — 0.2%
Premier Energies Ltd.	175,375	1,648,658 (a)
WAAREE Energies Ltd.	131,150	4,300,007
Total Semiconductors & Semiconductor Equipment		5,948,665
Software — 0.3%
KPIT Technologies Ltd.	240,950	1,612,494
Oracle Financial Services Software Ltd.	38,125	2,705,564
Tata Elxsi Ltd.	56,425	2,365,657
Total Software		6,683,715

Total Information Technology		206,973,174
Materials — 9.7%
Chemicals — 2.4%
Aarti Industries Ltd.	338,550	1,424,356
Asian Paints Ltd.	738,100	16,849,290
Bayer CropScience Ltd.	19,825	971,009
Berger Paints India Ltd.	393,450	1,700,755
Castrol India Ltd.	789,950	1,445,165
Coromandel International Ltd.	192,150	3,868,982
Deepak Nitrite Ltd.	111,325	1,510,331
Gujarat Fluorochemicals Ltd.	57,950	1,850,209
Kansai Nerolac Paints Ltd.	329,400	580,738
Linde India Ltd.	30,500	2,200,788
PI Industries Ltd.	132,675	3,803,074
Pidilite Industries Ltd.	513,925	6,962,597
Solar Industries India Ltd.	39,650	5,048,178
SRF Ltd.	236,375	6,075,802
UPL Ltd.	925,675	5,542,900
Total Chemicals		59,834,174
Construction Materials — 2.2%
ACC Ltd.	129,625	1,714,599
Ambuja Cements Ltd.	1,293,200	5,470,778
Dalmia Bharat Ltd.	120,475	2,259,905
Grasim Industries Ltd.	576,450	15,544,603
JK Cement Ltd.	57,950	3,103,741
Shree Cement Ltd.	15,250	3,701,209
See Notes to Financial Statements.

116
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 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction Materials — continued
UltraTech Cement Ltd.	195,200	$22,113,354
Total Construction Materials		53,908,189
Metals & Mining — 5.1%
APL Apollo Tubes Ltd.	286,700	5,854,984
Hindalco Industries Ltd.	2,363,750	22,041,605
Hindustan Copper Ltd.	530,700	2,537,434
Hindustan Zinc Ltd.	780,800	4,133,726
Jindal Stainless Ltd.	486,475	3,646,431
Jindal Steel Ltd.	603,900	7,087,084
JSW Steel Ltd.	1,419,775	16,802,514
Lloyds Metals & Energy Ltd.	161,650	2,167,349
National Aluminium Co. Ltd.	1,454,850	5,922,245
NMDC Ltd.	5,605,900	4,507,829
Steel Authority of India Ltd.	2,351,550	3,754,100
Tata Steel Ltd.	13,453,550	27,213,834
Vedanta Ltd.	2,635,200	18,192,427
Total Metals & Mining		123,861,562

Total Materials		237,603,925
Real Estate — 1.2%
Office REITs — 0.3%
Embassy Office Parks REIT	1,419,775	6,291,250
Knowledge Realty Trust	584,075	699,545
Total Office REITs		6,990,795
Real Estate Management & Development — 0.9%
DLF Ltd.	1,041,575	5,535,739
Godrej Properties Ltd.	231,800	3,595,697 *
Lodha Developers Ltd.	454,450	3,243,718 (a)
Oberoi Realty Ltd.	190,625	2,851,876
Phoenix Mills Ltd.	303,475	4,819,509
Prestige Estates Projects Ltd.	254,675	3,024,725
Total Real Estate Management & Development		23,071,264

Total Real Estate		30,062,059
Utilities — 4.7%
Electric Utilities — 1.8%
Adani Energy Solutions Ltd.	536,800	5,291,101 *
Power Grid Corp. of India Ltd.	7,356,600	22,965,925
SJVN Ltd.	1,155,950	772,065
Tata Power Co. Ltd.	2,741,950	10,949,154
Torrent Power Ltd.	309,575	4,261,976
Total Electric Utilities		44,240,221
Gas Utilities — 0.5%
Adani Total Gas Ltd.	362,950	1,951,384
GAIL India Ltd.	4,387,425	6,370,061
Gujarat Gas Ltd.	279,075	904,026
Indraprastha Gas Ltd.	1,137,650	1,746,619
Total Gas Utilities		10,972,090
See Notes to Financial Statements.

117
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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE India ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Independent Power and Renewable Electricity Producers — 2.4%
	Adani Green Energy Ltd.	501,725	$4,268,290 *
	Adani Power Ltd.	8,497,300	13,476,707 *
	JSW Energy Ltd.	869,250	4,322,021
	NHPC Ltd.	5,148,400	4,001,529
	NLC India Ltd.	558,150	1,580,612
	NTPC Green Energy Ltd.	1,506,700	1,466,530 *
	NTPC Ltd.	7,707,350	30,118,787
Total Independent Power and Renewable Electricity Producers			59,234,476

Total Utilities			114,446,787
Total Investments before Short-Term Investments (Cost — $2,643,120,179)			2,438,814,588
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $4,616)	3.536%	4,616	4,616 (b)(c)(d)
Total Investments — 99.3% (Cost — $2,643,124,795)			2,438,819,204
Other Assets in Excess of Liabilities — 0.7%			17,933,672
Total Net Assets — 100.0%			$2,456,752,876

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $4,616 and the cost was $4,616 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust

Summary of Investments by Country# (unaudited)
India	100.0%
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
IFSC NIFTY 50 Index	406	4/26	$18,796,008	$18,254,978	$(541,030)
See Notes to Financial Statements.

118
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 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 5.9%
Diversified Telecommunication Services — 0.5%
Internet Initiative Japan Inc.	69,000	$1,061,522
NTT Inc.	14,572,800	14,399,674
U-Next Holdings Co. Ltd.	27,600	286,427
Total Diversified Telecommunication Services		15,747,623
Entertainment — 1.7%
Capcom Co. Ltd.	179,400	3,775,418
Koei Tecmo Holdings Co. Ltd.	69,000	697,633
Konami Group Corp.	51,300	6,234,745
Nexon Co. Ltd.	165,600	3,048,855
Nintendo Co. Ltd.	552,000	30,446,917
Square Enix Holdings Co. Ltd.	138,000	2,172,054
Toei Animation Co. Ltd.	27,600	450,198
Toho Co. Ltd.	276,000	2,892,023
Total Entertainment		49,717,843
Interactive Media & Services — 0.2%
Kakaku.com Inc.	69,000	899,312
LY Corp.	1,366,200	3,286,471
Total Interactive Media & Services		4,185,783
Media — 0.3%
CyberAgent Inc.	220,800	1,841,041
Dentsu Group Inc.	110,400	1,872,962 *
Fuji Media Holdings Inc.	27,600	693,079
Hakuhodo DY Holdings Inc.	124,200	801,769
Kadokawa Corp.	55,200	1,317,458 (a)
Nippon Television Holdings Inc.	27,600	547,698
SKY Perfect JSAT Corp.	69,000	1,254,743
TBS Holdings Inc.	13,800	484,982
Total Media		8,813,732
Wireless Telecommunication Services — 3.2%
KDDI Corp.	1,476,600	25,278,271
SoftBank Corp.	15,166,200	20,124,362
SoftBank Group Corp.	2,097,600	46,872,638
Total Wireless Telecommunication Services		92,275,271

Total Communication Services		170,740,252
Consumer Discretionary — 15.7%
Automobile Components — 2.4%
Aisin Corp.	262,200	3,573,132
Bridgestone Corp.	579,600	11,902,402
Denso Corp.	952,200	11,656,355
GS Yuasa Corp.	55,200	1,830,979
JTEKT Corp.	124,200	1,276,819
Koito Manufacturing Co. Ltd.	96,600	1,480,969
NHK Spring Co. Ltd.	82,800	1,261,595
Nifco Inc.	41,400	1,142,670
Niterra Co. Ltd.	96,600	4,388,260
See Notes to Financial Statements.

119
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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
NOK Corp.	41,400	$728,774
Stanley Electric Co. Ltd.	41,400	743,998
Sumitomo Electric Industries Ltd.	400,200	21,080,370
Sumitomo Rubber Industries Ltd.	96,600	1,227,462
Toyo Tire Corp.	55,200	1,247,022
Toyoda Gosei Co. Ltd.	55,200	1,390,669
Toyota Boshoku Corp.	41,400	627,415
Yokohama Rubber Co. Ltd.	69,000	2,524,665
Total Automobile Components		68,083,556
Automobiles — 5.4%
Honda Motor Co. Ltd.	2,001,000	15,816,566 (a)
Isuzu Motors Ltd.	276,000	3,853,140
Mazda Motor Corp.	317,400	2,072,906
Mitsubishi Motors Corp.	345,000	666,189 (a)
Nissan Motor Co. Ltd.	1,145,400	2,397,499 *
Subaru Corp.	303,600	4,739,397
Suzuki Motor Corp.	938,400	11,062,727
Toyota Motor Corp.	5,685,600	113,004,382
Yamaha Motor Co. Ltd.	483,000	3,417,037
Total Automobiles		157,029,843
Broadline Retail — 0.8%
Isetan Mitsukoshi Holdings Ltd.	165,600	2,970,266
J Front Retailing Co. Ltd.	124,200	1,884,586
Mercari Inc.	55,200	1,273,739 *
Pan Pacific International Holdings Corp.	1,021,200	6,214,884
Rakuten Group Inc.	759,000	3,449,827 *
Ryohin Keikaku Co. Ltd.	262,200	5,494,844
Takashimaya Co. Ltd.	124,200	1,465,746
Total Broadline Retail		22,753,892
Distributors — 0.0%††
PALTAC Corp.	13,800	417,409
Hotels, Restaurants & Leisure — 0.8%
Food & Life Cos. Ltd.	55,200	3,216,443
McDonald’s Holdings Co. Japan Ltd.	41,400	2,149,500
Metaplanet Inc.	579,600	1,071,107 *(a)
Oriental Land Co. Ltd.	565,800	9,602,489
Resorttrust Inc.	82,800	903,259
Round One Corp.	82,800	425,528
Skylark Holdings Co. Ltd.	124,200	2,658,250
Toridoll Holdings Corp.	27,600	755,882 (a)
Zensho Holdings Co. Ltd.	55,200	3,184,522
Total Hotels, Restaurants & Leisure		23,966,980
Household Durables — 3.6%
Casio Computer Co. Ltd.	110,400	972,219
Haseko Corp.	124,200	2,252,681
Iida Group Holdings Co. Ltd.	82,800	1,244,940
Nikon Corp.	151,800	1,801,486
See Notes to Financial Statements.

120
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 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Open House Group Co. Ltd.	41,400	$2,603,602
Panasonic Holdings Corp.	1,200,600	19,511,920
Rinnai Corp.	55,200	1,269,576
Sekisui House Ltd.	317,400	7,022,742
Sharp Corp.	138,000	499,642 *
Sony Group Corp.	3,215,400	64,857,745
Sumitomo Forestry Co. Ltd.	262,200	2,313,966
Total Household Durables		104,350,519
Leisure Products — 0.6%
Bandai Namco Holdings Inc.	303,600	7,379,604
Sankyo Co. Ltd.	96,600	1,177,975
Sega Sammy Holdings Inc.	82,800	1,261,335
Shimano Inc.	41,400	4,275,580
Tomy Co. Ltd.	41,400	677,118
Yamaha Corp.	207,000	1,435,169
Total Leisure Products		16,206,781
Specialty Retail — 1.8%
ABC-Mart Inc.	41,400	657,211
Bic Camera Inc.	41,400	449,027
Fast Retailing Co. Ltd.	94,371	36,558,456
K’s Holdings Corp.	69,000	725,825
Nitori Holdings Co. Ltd.	220,800	3,494,022
Sanrio Co. Ltd.	552,000	3,397,564
Shimamura Co. Ltd.	69,000	1,431,265
USS Co. Ltd.	193,200	2,011,058
Workman Co. Ltd.	13,800	541,279
Yamada Holdings Co. Ltd.	289,800	954,706
ZOZO Inc.	220,800	1,533,622
Total Specialty Retail		51,754,035
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	358,800	9,373,140
Goldwin Inc.	55,200	767,505
Total Textiles, Apparel & Luxury Goods		10,140,645

Total Consumer Discretionary		454,703,660
Consumer Staples — 5.1%
Beverages — 0.7%
Asahi Group Holdings Ltd.	772,800	7,699,340
Coca-Cola Bottlers Japan Holdings Inc.	55,200	1,249,104
Ito En Ltd.	27,600	516,383
Kirin Holdings Co. Ltd.	427,800	6,789,836
Sapporo Holdings Ltd.	193,200	2,078,458
Suntory Beverage & Food Ltd.	69,000	1,946,087
Takara Holdings Inc.	82,800	804,111
Total Beverages		21,083,319
Consumer Staples Distribution & Retail — 1.4%
Aeon Co. Ltd.	1,311,000	15,529,446
Blue Zones Holdings Co. Ltd.	57,000	679,672
See Notes to Financial Statements.

121
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Cosmos Pharmaceutical Corp.	19,380	$832,990
Kobe Bussan Co. Ltd.	69,000	1,498,058
Kusuri no Aoki Holdings Co. Ltd.	27,600	671,220
MatsukiyoCocokara & Co.	179,400	2,848,478
Seven & i Holdings Co. Ltd.	1,104,000	14,735,961
Sugi Holdings Co. Ltd.	55,200	1,206,080
Sundrug Co. Ltd.	41,400	1,017,499
Tsuruha Holdings Inc.	110,400	1,721,335
Total Consumer Staples Distribution & Retail		40,740,739
Food Products — 1.4%
Ajinomoto Co. Inc.	496,800	13,730,779
Calbee Inc.	41,400	800,728
Ezaki Glico Co. Ltd.	27,600	1,020,102
Fuji Oil Co. Ltd.	27,600	622,991
House Foods Group Inc.	27,600	528,961
Itoham Yonekyu Holdings Inc.	13,800	497,907
Kagome Co. Ltd.	41,400	730,466
Kewpie Corp.	55,200	1,398,650
Kikkoman Corp.	386,400	3,485,348
Kotobuki Spirits Co. Ltd.	55,200	635,135
MEIJI Holdings Co. Ltd.	138,000	3,347,426
Morinaga Milk Industry Co. Ltd.	41,400	1,239,736
NH Foods Ltd.	55,200	2,439,223
Nichirei Corp.	110,400	1,366,728
Nisshin Seifun Group Inc.	124,200	1,635,936
Nissin Foods Holdings Co. Ltd.	110,400	2,085,310
Toyo Suisan Kaisha Ltd.	41,400	2,862,530
Yakult Honsha Co. Ltd.	124,200	2,076,636
Yamazaki Baking Co. Ltd.	69,000	1,537,959
Total Food Products		42,042,551
Household Products — 0.2%
Lion Corp.	124,200	1,299,459
Unicharm Corp.	634,800	3,712,876
Total Household Products		5,012,335
Personal Care Products — 0.6%
Kao Corp.	234,600	9,110,307
Kobayashi Pharmaceutical Co. Ltd.	27,600	1,022,357
Kose Holdings Corp.	17,280	638,021
Pola Orbis Holdings Inc.	55,200	453,668
Rohto Pharmaceutical Co. Ltd.	110,400	1,670,677
Shiseido Co. Ltd.	207,000	4,150,669
Total Personal Care Products		17,045,699
Tobacco — 0.8%
Japan Tobacco Inc.	593,400	22,454,384

Total Consumer Staples		148,379,027
See Notes to Financial Statements.

122
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 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 1.2%
Energy Equipment & Services — 0.1%
Modec Inc.	27,600	$2,545,050
Oil, Gas & Consumable Fuels — 1.1%
Cosmo Energy Holdings Co. Ltd.	59,000	1,643,648
ENEOS Holdings Inc.	1,393,800	12,357,502
Idemitsu Kosan Co. Ltd.	414,000	4,011,446
Inpex Corp.	455,400	13,390,918
Iwatani Corp.	96,600	1,217,443
Total Oil, Gas & Consumable Fuels		32,620,957

Total Energy		35,166,007
Financials — 16.0%
Banks — 10.0%
77 Bank Ltd.	124,200	2,385,789
Aozora Bank Ltd.	55,200	865,352
Chiba Bank Ltd.	345,000	4,328,493
Chugin Financial Group Inc.	82,800	1,440,634
Fukuoka Financial Group Inc.	96,600	3,578,250
Gunma Bank Ltd.	179,400	2,325,806
Hachijuni Nagano Bank Ltd.	207,000	2,507,317
Hirogin Holdings Inc.	138,000	1,491,118
Hokuhoku Financial Group Inc.	55,200	2,025,284
Iyogin Holdings Inc.	124,200	2,209,743
Japan Post Bank Co. Ltd.	952,200	15,067,971
Kyoto Financial Group Inc.	124,200	3,170,383
Kyushu Financial Group Inc.	193,200	1,368,637
Mebuki Financial Group Inc.	469,200	3,518,484
Mitsubishi UFJ Financial Group Inc.	5,878,800	96,076,938
Mizuho Financial Group Inc.	1,283,400	49,104,631
Rakuten Bank Ltd.	41,400	1,467,697 *
Resona Holdings Inc.	1,173,000	12,700,311
Seven Bank Ltd.	303,600	510,866
Shizuoka Financial Group Inc.	248,400	4,001,037
Sumitomo Mitsui Financial Group Inc.	1,945,800	61,227,449
Sumitomo Mitsui Trust Group Inc.	345,000	10,630,398
Yamaguchi Financial Group Inc.	96,600	1,461,235
Yokohama Financial Group Inc.	565,800	4,886,600
Total Banks		288,350,423
Capital Markets — 1.0%
Daiwa Securities Group Inc.	703,800	6,458,910
Japan Exchange Group Inc.	552,000	6,268,075
Nomura Holdings Inc.	1,559,400	11,801,606
SBI Holdings Inc.	289,800	5,189,768
Total Capital Markets		29,718,359
Consumer Finance — 0.1%
Acom Co. Ltd.	207,000	598,659
AEON Financial Service Co. Ltd.	55,200	540,064
Credit Saison Co. Ltd.	55,200	1,392,058
See Notes to Financial Statements.

123
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
Marui Group Co. Ltd.	82,800	$1,588,444
Total Consumer Finance		4,119,225
Financial Services — 1.0%
Fuyo General Lease Co. Ltd.	27,600	738,707
GMO Payment Gateway Inc.	27,600	1,423,285
Mitsubishi HC Capital Inc.	441,600	3,888,878
ORIX Corp.	593,400	17,183,945
Sony Financial Group Inc.	2,994,600	2,695,498 (a)
Tokyo Century Corp.	69,000	873,939
Zenkoku Hosho Co. Ltd.	69,000	1,362,304
Total Financial Services		28,166,556
Insurance — 3.9%
Daiichi Life Group Inc.	1,849,200	16,517,149
Japan Post Holdings Co. Ltd.	883,200	9,931,767
Japan Post Insurance Co. Ltd.	289,800	2,869,036
MS&AD Insurance Group Holdings Inc.	648,600	16,438,212
Sompo Holdings Inc.	455,400	17,209,534
T&D Holdings Inc.	248,400	6,176,821
Tokio Marine Holdings Inc.	966,000	44,374,430
Total Insurance		113,516,949

Total Financials		463,871,512
Health Care — 6.2%
Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	110,400	2,316,395
Hoya Corp.	179,400	29,939,468
Nihon Kohden Corp.	82,800	757,269
Nipro Corp.	82,800	807,754
Olympus Corp.	565,800	5,293,817
Sysmex Corp.	248,400	2,136,749
Terumo Corp.	772,800	10,239,879
Total Health Care Equipment & Supplies		51,491,331
Health Care Providers & Services — 0.1%
Alfresa Holdings Corp.	96,600	1,535,010
Medipal Holdings Corp.	96,600	1,783,964
Suzuken Co. Ltd.	27,600	1,029,644
Total Health Care Providers & Services		4,348,618
Health Care Technology — 0.1%
JMDC Inc.	13,800	281,049
M3 Inc.	220,800	2,228,263 *
Total Health Care Technology		2,509,312
Pharmaceuticals — 4.2%
Astellas Pharma Inc.	952,200	15,076,949
Chugai Pharmaceutical Co. Ltd.	345,000	18,673,675
Daiichi Sankyo Co. Ltd.	979,800	17,035,180
Eisai Co. Ltd.	138,000	4,225,269
Hisamitsu Pharmaceutical Co. Inc.	13,800	523,496
Kyowa Kirin Co. Ltd.	124,200	2,012,619
See Notes to Financial Statements.

124
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Nippon Shinyaku Co. Ltd.	27,600	$887,038
Ono Pharmaceutical Co. Ltd.	207,000	3,266,538
Otsuka Holdings Co. Ltd.	234,600	16,235,753
Santen Pharmaceutical Co. Ltd.	165,600	1,858,563
Sawai Group Holdings Co. Ltd.	55,200	766,811
Shionogi & Co. Ltd.	400,200	8,726,468
Sumitomo Pharma Co. Ltd.	96,600	1,260,251 *
Takeda Pharmaceutical Co. Ltd.	841,800	29,970,175
Tsumura & Co.	41,400	974,822
Total Pharmaceuticals		121,493,607

Total Health Care		179,842,868
Industrials — 25.9%
Air Freight & Logistics — 0.3%
Nippon Express Holdings Inc.	124,200	2,766,766
Sankyu Inc.	27,600	1,513,324
SG Holdings Co. Ltd.	207,000	1,923,751
Yamato Holdings Co. Ltd.	138,000	1,513,238
Total Air Freight & Logistics		7,717,079
Building Products — 1.1%
AGC Inc.	110,400	3,815,319
Daikin Industries Ltd.	146,969	17,261,398
Lixil Corp.	151,800	1,547,198
Nichias Corp.	82,800	1,502,308
Sanwa Holdings Corp.	96,600	2,147,679
Takasago Thermal Engineering Co. Ltd.	55,200	1,488,863
TOTO Ltd.	82,800	2,649,142
Total Building Products		30,411,907
Commercial Services & Supplies — 0.6%
ALSOK Co. Ltd.	165,600	1,301,150
Dai Nippon Printing Co. Ltd.	207,000	3,679,003
Kokuyo Co. Ltd.	179,400	967,423
Park24 Co. Ltd.	69,000	818,640
Secom Co. Ltd.	220,800	8,377,326
TOPPAN Holdings Inc.	124,200	3,204,733
Total Commercial Services & Supplies		18,348,275
Construction & Engineering — 1.5%
COMSYS Holdings Corp.	55,200	1,728,275
EXEO Group Inc.	96,600	1,620,322
INFRONEER Holdings Inc.	96,600	1,310,041 (a)
JGC Holdings Corp.	110,400	1,576,647
Kajima Corp.	220,800	8,198,288
Kandenko Co. Ltd.	69,000	2,542,448
Kinden Corp.	55,200	2,419,099
Kraftia Corp.	27,600	1,621,580
Obayashi Corp.	345,000	8,145,201
Shimizu Corp.	262,200	4,569,423
SHO-BOND Holdings Co. Ltd.	82,800	730,726
See Notes to Financial Statements.

125
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Taisei Corp.	82,800	$8,355,987
Toda Corp.	110,400	1,004,835
Total Construction & Engineering		43,822,872
Electrical Equipment — 2.5%
Fuji Electric Co. Ltd.	69,000	4,588,723
Fujikura Ltd.	866,400	22,274,034
Furukawa Electric Co. Ltd.	36,500	6,604,139
Mabuchi Motor Co. Ltd.	96,600	950,577
Mitsubishi Electric Corp.	1,048,800	32,883,364
NIDEC Corp.	496,800	6,139,348 *
Total Electrical Equipment		73,440,185
Ground Transportation — 1.9%
Central Japan Railway Co.	455,400	11,690,575
East Japan Railway Co.	565,800	12,892,231
Hankyu Hanshin Holdings Inc.	124,200	3,553,702
Keikyu Corp.	110,400	1,058,269
Keio Corp.	345,000	1,672,629
Keisei Electric Railway Co. Ltd.	220,800	1,630,775
Kintetsu Group Holdings Co. Ltd.	96,600	1,955,195
Kyushu Railway Co.	69,000	1,632,076
Nagoya Railroad Co. Ltd.	96,600	1,048,033
NANKAI Co. Ltd.	55,200	1,064,514
Nikkon Holdings Co. Ltd.	55,200	1,475,678
Odakyu Electric Railway Co. Ltd.	179,400	1,855,007
Seibu Holdings Inc.	82,800	2,274,931
Seino Holdings Co. Ltd.	55,200	841,931
Sotetsu Holdings Inc.	41,400	761,693
Tobu Railway Co. Ltd.	96,600	1,730,833
Tokyo Metro Co. Ltd.	151,800	1,544,335 (a)
Tokyu Corp.	248,400	2,906,510
West Japan Railway Co.	234,600	4,612,665
Total Ground Transportation		56,201,582
Industrial Conglomerates — 2.5%
Hikari Tsushin Inc.	9,250	2,310,610
Hitachi Ltd.	2,318,400	65,053,351
Keihan Holdings Co. Ltd.	41,400	840,543
Sekisui Chemical Co. Ltd.	207,000	3,391,448
Total Industrial Conglomerates		71,595,952
Machinery — 5.9%
Amada Co. Ltd.	165,600	2,249,429
Daifuku Co. Ltd.	179,400	6,114,192
DMG Mori Co. Ltd.	69,000	1,026,174
Ebara Corp.	248,400	6,642,112
FANUC Corp.	496,800	16,556,877
Harmonic Drive Systems Inc.	27,600	601,131
Hitachi Construction Machinery Co. Ltd.	55,200	1,828,897
Hoshizaki Corp.	55,200	1,752,910
See Notes to Financial Statements.

126
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 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
IHI Corp.	483,000	$9,527,022
Japan Steel Works Ltd.	27,600	1,452,257
Kawasaki Heavy Industries Ltd.	414,000	7,538,865
Komatsu Ltd.	483,000	18,255,572
Kubota Corp.	510,600	7,885,751
Kurita Water Industries Ltd.	55,200	2,542,621
Makita Corp.	124,200	3,963,564
Minebea Mitsumi Inc.	207,000	3,298,416
MiSUMi Group Inc.	138,000	2,277,447
Mitsubishi Heavy Industries Ltd.	1,711,200	45,423,330
Mitsui E&S Co. Ltd.	55,200	1,935,071
Miura Co. Ltd.	55,200	1,077,699
Nabtesco Corp.	55,200	1,333,072
NGK Corp.	138,000	3,449,783
NSK Ltd.	234,600	1,603,668
Organo Corp.	13,800	1,180,577
SMC Corp.	29,465	11,088,501
Sumitomo Heavy Industries Ltd.	55,200	1,633,551
THK Co. Ltd.	55,200	1,586,709
Toyota Industries Corp.	19,170	2,458,156 *(a)
Yaskawa Electric Corp.	138,000	3,487,083
Total Machinery		169,770,437
Marine Transportation — 0.6%
Kawasaki Kisen Kaisha Ltd.	193,200	3,204,820
Mitsui OSK Lines Ltd.	165,600	6,761,818
Nippon Yusen KK	207,000	7,505,035
Total Marine Transportation		17,471,673
Passenger Airlines — 0.1%
ANA Holdings Inc.	82,800	1,459,370
Japan Airlines Co. Ltd.	82,800	1,332,118
Total Passenger Airlines		2,791,488
Professional Services — 1.1%
BayCurrent Inc.	69,000	1,968,640
Persol Holdings Co. Ltd.	966,000	1,402,640
Recruit Holdings Co. Ltd.	703,800	28,870,443
Visional Inc.	13,800	613,536 *
Total Professional Services		32,855,259
Trading Companies & Distributors — 7.6%
ITOCHU Corp.	3,353,400	41,619,764
Marubeni Corp.	786,600	27,777,477
Mitsubishi Corp.	1,752,600	58,574,230
Mitsui & Co. Ltd.	1,352,400	50,656,557
MonotaRO Co. Ltd.	138,000	1,478,974
Nagase & Co. Ltd.	276,000	2,003,771
Sojitz Corp.	110,400	4,250,424
Sumitomo Corp.	538,200	19,553,687
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Toyota Tsusho Corp.	372,600	$13,935,320
Total Trading Companies & Distributors		219,850,204
Transportation Infrastructure — 0.2%
Japan Airport Terminal Co. Ltd.	41,400	1,342,006
Kamigumi Co. Ltd.	41,400	1,418,774
Mitsubishi Logistics Corp.	165,600	1,375,056
Total Transportation Infrastructure		4,135,836

Total Industrials		748,412,749
Information Technology — 12.9%
Electronic Equipment, Instruments & Components — 3.8%
Alps Alpine Co. Ltd.	96,600	1,264,198
Amano Corp.	27,600	655,433
Azbil Corp.	262,200	2,231,559
Canon Marketing Japan Inc.	55,200	1,197,058
Dexerials Corp.	82,800	1,100,513
Hamamatsu Photonics KK	151,800	1,685,553
Hirose Electric Co. Ltd.	13,800	1,749,613
Horiba Ltd.	20,400	2,290,817
Ibiden Co. Ltd.	138,000	6,394,720
Jeol Ltd.	27,600	992,170
Keyence Corp.	100,721	34,732,253
Kyocera Corp.	690,000	10,313,785
Macnica Holdings Inc.	69,000	1,002,103
Maruwa Co. Ltd.	4,500	1,493,494
Murata Manufacturing Co. Ltd.	869,400	18,629,610
Nippon Electric Glass Co. Ltd.	41,400	1,538,740
Omron Corp.	96,600	2,691,126
Shimadzu Corp.	138,000	3,199,962
Taiyo Yuden Co. Ltd.	69,000	1,602,150
TDK Corp.	1,007,400	12,449,232
Yokogawa Electric Corp.	138,000	4,115,105
Total Electronic Equipment, Instruments & Components		111,329,194
IT Services — 1.8%
BIPROGY Inc.	41,400	1,202,263
Dentsu Soken Inc.	41,400	512,653
Fujitsu Ltd.	910,800	18,159,895
GMO internet group Inc.	27,600	497,300
NEC Corp.	662,400	16,013,517
Nomura Research Institute Ltd.	220,800	6,012,355
NS Solutions Corp.	27,600	635,308
Obic Co. Ltd.	179,400	4,343,760
Otsuka Corp.	124,200	2,358,465
SHIFT Inc.	96,600	386,060 *
TIS Inc.	110,400	2,332,355
Total IT Services		52,453,931
Semiconductors & Semiconductor Equipment — 6.0%
Advantest Corp.	386,400	49,377,786
See Notes to Financial Statements.

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 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Disco Corp.	46,332	$17,835,010
Kioxia Holdings Corp.	96,600	11,585,442 *
Kokusai Electric Corp.	110,400	3,478,062
Lasertec Corp.	41,400	8,678,672
Renesas Electronics Corp.	869,400	11,757,584
Rohm Co. Ltd.	165,600	3,177,930
Rorze Corp.	55,200	891,722
SCREEN Holdings Co. Ltd.	93,316	5,243,856
Socionext Inc.	96,600	1,134,863
SUMCO Corp.	179,400	1,871,358
Tokyo Electron Ltd.	234,600	54,900,735
Tokyo Seimitsu Co. Ltd.	20,400	1,693,909
Ulvac Inc.	27,600	1,414,264
Total Semiconductors & Semiconductor Equipment		173,041,193
Software — 0.2%
Justsystems Corp.	13,800	302,734
Money Forward Inc.	27,600	602,346 *
OBIC Business Consultants Co. Ltd.	13,800	541,365
Oracle Corp. Japan	13,800	746,600
Rakus Co. Ltd.	82,800	386,806
Trend Micro Inc.	69,000	2,272,676
Total Software		4,852,527
Technology Hardware, Storage & Peripherals — 1.1%
Brother Industries Ltd.	124,200	2,242,142
Canon Inc.	441,600	12,094,105
FUJIFILM Holdings Corp.	634,800	11,836,911
Konica Minolta Inc.	248,400	801,301
Ricoh Co. Ltd.	289,800	2,392,685
Seiko Epson Corp.	151,800	1,830,111
Total Technology Hardware, Storage & Peripherals		31,197,255

Total Information Technology		372,874,100
Materials — 5.1%
Chemicals — 3.6%
Air Water Inc.	96,600	1,290,004
Asahi Kasei Corp.	662,400	6,282,995
Daicel Corp.	124,200	956,736
DIC Corp.	41,400	951,401
Kaneka Corp.	27,600	831,869
Kansai Paint Co. Ltd.	82,800	1,219,698
Kuraray Co. Ltd.	151,800	1,573,915
Mitsubishi Chemical Group Corp.	731,400	4,133,061
Mitsubishi Gas Chemical Co. Inc.	82,800	1,871,054
Mitsui Chemicals Inc.	193,200	2,256,975
Nippon Kayaku Co. Ltd.	69,000	761,390
Nippon Paint Holdings Co. Ltd.	510,600	3,133,118
Nippon Sanso Holdings Corp.	96,600	3,359,657
Nippon Shokubai Co. Ltd.	69,000	984,537
See Notes to Financial Statements.

129
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Nissan Chemical Corp.	69,000	$2,600,132
Nitto Denko Corp.	358,800	6,910,322
NOF Corp.	110,400	2,151,929
Resonac Holdings Corp.	96,600	5,951,808
Shin-Etsu Chemical Co. Ltd.	993,600	39,090,718
Sumitomo Bakelite Co. Ltd.	27,600	837,594
Sumitomo Chemical Co. Ltd.	800,400	2,513,042
Taiyo Holdings Co. Ltd.	41,400	1,296,987
Teijin Ltd.	96,600	990,956
Tokyo Ohka Kogyo Co. Ltd.	55,200	2,557,888
Toray Industries Inc.	745,200	5,154,897
Tosoh Corp.	151,800	2,207,488
UBE Corp.	55,200	843,492
Zeon Corp.	82,800	914,969
Total Chemicals		103,628,632
Construction Materials — 0.0%††
Taiheiyo Cement Corp.	55,200	1,214,754
Containers & Packaging — 0.0%††
Toyo Seikan Group Holdings Ltd.	55,200	1,227,245
Metals & Mining — 1.4%
Daido Steel Co. Ltd.	82,800	943,334
Dowa Holdings Co. Ltd.	27,600	1,515,406
JFE Holdings Inc.	317,400	3,622,099
JX Advanced Metals Corp.	289,800	6,033,174
Kobe Steel Ltd.	179,400	2,131,284
Maruichi Steel Tube Ltd.	96,600	863,140
Mitsubishi Materials Corp.	69,000	2,088,346
Mitsui Kinzoku Co. Ltd.	27,600	4,864,567
Nippon Steel Corp.	2,663,400	9,641,411
Sumitomo Metal Mining Co. Ltd.	124,200	6,913,012
Yamato Kogyo Co. Ltd.	17,800	1,343,755
Total Metals & Mining		39,959,528
Paper & Forest Products — 0.1%
Oji Holdings Corp.	414,000	2,204,929

Total Materials		148,235,088
Real Estate — 3.5%
Diversified REITs — 0.3%
Activia Properties Inc.	1,104	970,138
Daiwa House REIT Investment Corp.	2,208	1,730,703
KDX Realty Investment Corp.	1,932	1,950,338
Nomura Real Estate Master Fund Inc.	2,208	2,167,890
Sekisui House REIT Inc.	2,070	1,165,831
United Urban Investment Corp.	1,656	1,770,605
Total Diversified REITs		9,755,505
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	3,864	1,435,429
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotel & Resort REITs — continued
Japan Hotel REIT Investment Corp.	3,036	$1,425,540
Total Hotel & Resort REITs		2,860,969
Industrial REITs — 0.3%
GLP J-REIT	2,346	1,909,655
Industrial & Infrastructure Fund Investment Corp.	1,242	1,099,212
Japan Logistics Fund Inc.	1,380	827,532
LaSalle Logiport REIT	828	771,842
Mitsui Fudosan Logistics Park Inc.	1,656	1,172,076
Nippon Prologis REIT Inc.	3,864	2,069,349
Total Industrial REITs		7,849,666
Office REITs — 0.4%
Daiwa Office Investment Corp.	276	568,169
Japan Prime Realty Investment Corp.	1,932	1,175,546
Japan Real Estate Investment Corp.	3,588	2,627,456
Mori Hills REIT Investment Corp.	690	573,808
Nippon Building Fund Inc.	4,278	3,565,672
Orix JREIT Inc.	2,760	1,668,942
Total Office REITs		10,179,593
Real Estate Management & Development — 2.2%
Daito Trust Construction Co. Ltd.	151,800	3,509,463 (a)
Daiwa House Industry Co. Ltd.	303,600	9,385,284
Hulic Co. Ltd.	248,400	2,856,545
Mitsubishi Estate Co. Ltd.	579,600	15,742,357
Mitsui Fudosan Co. Ltd.	1,380,000	14,360,362
Nomura Real Estate Holdings Inc.	276,000	1,753,083
Relo Group Inc.	41,400	491,835
Sumitomo Realty & Development Co. Ltd.	345,000	9,524,420
Tokyo Tatemono Co. Ltd.	96,600	2,178,039
Tokyu Fudosan Holdings Corp.	317,400	2,643,504
Total Real Estate Management & Development		62,444,892
Residential REITs — 0.1%
Advance Residence Investment Corp.	1,380	1,401,772
Daiwa Securities Living Investments Corp.	966	643,636
Mitsui Fudosan Accommodations Fund Inc.	1,242	1,041,441
Total Residential REITs		3,086,849
Retail REITs — 0.1%
AEON REIT Investment Corp.	966	757,183
Frontier Real Estate Investment Corp.	1,242	658,902
Japan Metropolitan Fund Investment Corp.	3,588	2,503,413
Total Retail REITs		3,919,498

Total Real Estate		100,096,972
Utilities — 1.5%
Electric Utilities — 0.8%
Chubu Electric Power Co. Inc.	386,400	6,271,198
Chugoku Electric Power Co. Inc.	165,600	1,038,526
Kansai Electric Power Co. Inc.	524,400	8,519,151
Kyushu Electric Power Co. Inc.	248,400	2,822,976
See Notes to Financial Statements.

131
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Electric Utilities — continued
Shikoku Electric Power Co. Inc.		82,800	$909,764
Tohoku Electric Power Co. Inc.		248,400	1,826,815
Tokyo Electric Power Co. Holdings Inc.		800,400	3,214,379 *
Total Electric Utilities			24,602,809
Gas Utilities — 0.6%
Osaka Gas Co. Ltd.		193,200	7,749,131
Toho Gas Co. Ltd.		165,600	1,310,518
Tokyo Gas Co. Ltd.		179,400	8,363,881
Total Gas Utilities			17,423,530
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.		82,800	2,254,113

Total Utilities			44,280,452
Total Investments before Short-Term Investments (Cost — $2,520,408,370)			2,866,602,687
	Rate
Short-Term Investments — 0.5%
Investments from Cash Collateral Received for Loaned Securities — 0.5%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $14,346,787)	3.536%	14,346,787	14,346,787 (b)(c)(d)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,251)	3.536%	1,251	1,251 (b)(c)(d)

Total Short-Term Investments (Cost — $14,348,038)			14,348,038
Total Investments — 99.5% (Cost — $2,534,756,408)			2,880,950,725
Other Assets in Excess of Liabilities — 0.5%			15,408,422
Total Net Assets — 100.0%			$2,896,359,147

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	A portion or all of the security is on loan at March 31, 2026 (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $14,348,038 and the cost was $14,348,038 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust

Summary of Investments by Country# (unaudited)
Japan	99.5%
Short-Term Investments	0.5
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

132
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Japan ETF
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Tokyo Topix Index	123	6/26	$27,909,526	$27,091,081	$(818,445)
See Notes to Financial Statements.

133
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.8%
Communication Services — 5.9%
Diversified Telecommunication Services — 0.6%
Internet Initiative Japan Inc.	3,400	$52,307
NTT Inc.	663,000	655,123
U-Next Holdings Co. Ltd.	1,500	15,567
Total Diversified Telecommunication Services		722,997
Entertainment — 1.7%
Capcom Co. Ltd.	7,931	166,905
Koei Tecmo Holdings Co. Ltd.	3,400	34,376
Konami Group Corp.	2,284	277,586
Nexon Co. Ltd.	7,270	133,848
Nintendo Co. Ltd.	25,093	1,384,066
Square Enix Holdings Co. Ltd.	7,198	113,293
Toei Animation Co. Ltd.	1,270	20,716
Toho Co. Ltd.	13,600	142,505
Total Entertainment		2,273,295
Interactive Media & Services — 0.1%
Kakaku.com Inc.	3,400	44,314
LY Corp.	61,200	147,220
Total Interactive Media & Services		191,534
Media — 0.3%
CyberAgent Inc.	10,200	85,048
Dentsu Group Inc.	4,442	75,360 *
Fuji Media Holdings Inc.	1,259	31,615
Hakuhodo DY Holdings Inc.	6,800	43,897
Kadokawa Corp.	3,400	81,148
Nippon Television Holdings Inc.	1,210	24,011
SKY Perfect JSAT Corp.	3,400	61,828
TBS Holdings Inc.	752	26,428
Total Media		429,335
Wireless Telecommunication Services — 3.2%
KDDI Corp.	68,000	1,164,109
SoftBank Corp.	693,600	920,353
SoftBank Group Corp.	95,200	2,127,324
Total Wireless Telecommunication Services		4,211,786

Total Communication Services		7,828,947
Consumer Discretionary — 15.7%
Automobile Components — 2.4%
Aisin Corp.	11,548	157,370
Bridgestone Corp.	27,200	558,567
Denso Corp.	44,200	541,074
GS Yuasa Corp.	2,088	69,259
JTEKT Corp.	6,800	69,906
Koito Manufacturing Co. Ltd.	3,777	57,905
NHK Spring Co. Ltd.	3,400	51,805
Nifco Inc.	1,840	50,785
Niterra Co. Ltd.	4,646	211,054
See Notes to Financial Statements.

134
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 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobile Components — continued
NOK Corp.	1,380	$24,293
Stanley Electric Co. Ltd.	2,225	39,985
Sumitomo Electric Industries Ltd.	18,455	972,110
Sumitomo Rubber Industries Ltd.	4,400	55,909
Toyo Tire Corp.	3,400	76,809
Toyoda Gosei Co. Ltd.	2,389	60,187
Toyota Boshoku Corp.	3,400	51,527
Yokohama Rubber Co. Ltd.	3,400	124,404
Total Automobile Components		3,172,949
Automobiles — 5.4%
Honda Motor Co. Ltd.	91,800	725,618
Isuzu Motors Ltd.	13,600	189,865
Mazda Motor Corp.	13,600	88,820
Mitsubishi Motors Corp.	13,600	26,261
Nissan Motor Co. Ltd.	51,000	106,751 *
Subaru Corp.	13,643	212,976
Suzuki Motor Corp.	44,200	521,071
Toyota Motor Corp.	258,400	5,135,840
Yamaha Motor Co. Ltd.	20,400	144,322
Total Automobiles		7,151,524
Broadline Retail — 0.8%
Isetan Mitsukoshi Holdings Ltd.	6,800	121,968
J Front Retailing Co. Ltd.	6,800	103,182
Mercari Inc.	2,550	58,841 *
Pan Pacific International Holdings Corp.	47,600	289,687
Rakuten Group Inc.	34,000	154,538 *
Ryohin Keikaku Co. Ltd.	11,775	246,765
Takashimaya Co. Ltd.	6,800	80,250
Total Broadline Retail		1,055,231
Distributors — 0.0%††
PALTAC Corp.	722	21,838
Hotels, Restaurants & Leisure — 0.8%
Food & Life Cos. Ltd.	2,569	149,693
McDonald’s Holdings Co. Japan Ltd.	2,053	106,592
Metaplanet Inc.	27,200	50,266 *
Oriental Land Co. Ltd.	25,612	434,675
Resorttrust Inc.	3,400	37,090
Round One Corp.	3,400	17,473
Skylark Holdings Co. Ltd.	4,950	105,945
Toridoll Holdings Corp.	850	23,279
Zensho Holdings Co. Ltd.	2,195	126,631
Total Hotels, Restaurants & Leisure		1,051,644
Household Durables — 3.6%
Casio Computer Co. Ltd.	6,800	59,883
Haseko Corp.	5,584	101,280
Iida Group Holdings Co. Ltd.	3,400	51,121
Nikon Corp.	6,800	80,699
See Notes to Financial Statements.

135
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Durables — continued
Open House Group Co. Ltd.	1,668	$104,899
Panasonic Holdings Corp.	54,400	884,098
Rinnai Corp.	2,400	55,199
Sekisui House Ltd.	14,416	318,966
Sharp Corp.	6,800	24,620 *
Sony Group Corp.	146,194	2,948,875
Sumitomo Forestry Co. Ltd.	10,200	90,017
Total Household Durables		4,719,657
Leisure Products — 0.5%
Bandai Namco Holdings Inc.	13,600	330,575
Sankyo Co. Ltd.	4,275	52,131
Sega Sammy Holdings Inc.	3,400	51,794
Shimano Inc.	1,848	190,852
Tomy Co. Ltd.	2,184	35,720
Yamaha Corp.	10,200	70,719
Total Leisure Products		731,791
Specialty Retail — 1.8%
ABC-Mart Inc.	3,400	53,974
Bic Camera Inc.	3,400	36,876
Fast Retailing Co. Ltd.	4,348	1,684,375
K’s Holdings Corp.	3,400	35,765
Nitori Holdings Co. Ltd.	10,200	161,409
Sanrio Co. Ltd.	23,300	143,412
Shimamura Co. Ltd.	3,400	70,526
USS Co. Ltd.	10,200	106,174
Workman Co. Ltd.	463	18,160
Yamada Holdings Co. Ltd.	13,600	44,803
ZOZO Inc.	10,200	70,847
Total Specialty Retail		2,426,321
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	16,134	421,478
Goldwin Inc.	3,400	47,274
Total Textiles, Apparel & Luxury Goods		468,752

Total Consumer Discretionary		20,799,707
Consumer Staples — 5.1%
Beverages — 0.7%
Asahi Group Holdings Ltd.	34,000	338,739
Coca-Cola Bottlers Japan Holdings Inc.	1,900	42,995
Ito En Ltd.	1,363	25,501
Kirin Holdings Co. Ltd.	19,008	301,686
Sapporo Holdings Ltd.	10,200	109,732
Suntory Beverage & Food Ltd.	3,400	95,894
Takara Holdings Inc.	3,400	33,019
Total Beverages		947,566
Consumer Staples Distribution & Retail — 1.4%
Aeon Co. Ltd.	61,200	724,944
Blue Zones Holdings Co. Ltd.	3,400	40,542
See Notes to Financial Statements.

136
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Cosmos Pharmaceutical Corp.	752	$32,323
Kobe Bussan Co. Ltd.	3,400	73,817
Kusuri no Aoki Holdings Co. Ltd.	1,162	28,259
MatsukiyoCocokara & Co.	7,790	123,688
Seven & i Holdings Co. Ltd.	51,000	680,737
Sugi Holdings Co. Ltd.	2,180	47,632
Sundrug Co. Ltd.	1,496	36,768
Tsuruha Holdings Inc.	5,923	92,350
Total Consumer Staples Distribution & Retail		1,881,060
Food Products — 1.4%
Ajinomoto Co. Inc.	22,920	633,473
Calbee Inc.	1,666	32,223
Ezaki Glico Co. Ltd.	1,228	45,387
Fuji Oil Co. Ltd.	1,130	25,506
House Foods Group Inc.	1,339	25,662
Itoham Yonekyu Holdings Inc.	754	27,204
Kagome Co. Ltd.	2,011	35,482
Kewpie Corp.	2,400	60,811
Kikkoman Corp.	17,000	153,341
Kotobuki Spirits Co. Ltd.	3,400	39,121
MEIJI Holdings Co. Ltd.	5,724	138,845
Morinaga Milk Industry Co. Ltd.	1,740	52,105
NH Foods Ltd.	2,260	99,867
Nichirei Corp.	5,428	67,197
Nisshin Seifun Group Inc.	5,285	69,613
Nissin Foods Holdings Co. Ltd.	4,693	88,645
Toyo Suisan Kaisha Ltd.	2,053	141,951
Yakult Honsha Co. Ltd.	5,285	88,366
Yamazaki Baking Co. Ltd.	3,400	75,784
Total Food Products		1,900,583
Household Products — 0.2%
Lion Corp.	6,800	71,146
Unicharm Corp.	30,600	178,976
Total Household Products		250,122
Personal Care Products — 0.6%
Kao Corp.	10,893	423,012
Kobayashi Pharmaceutical Co. Ltd.	1,548	57,341
Kose Holdings Corp.	851	31,421
Pola Orbis Holdings Inc.	3,400	27,943
Rohto Pharmaceutical Co. Ltd.	5,190	78,540
Shiseido Co. Ltd.	10,200	204,526
Total Personal Care Products		822,783
Tobacco — 0.8%
Japan Tobacco Inc.	26,775	1,013,172

Total Consumer Staples		6,815,286
See Notes to Financial Statements.

137
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy — 1.2%
Energy Equipment & Services — 0.1%
Modec Inc.	1,123	$103,554
Oil, Gas & Consumable Fuels — 1.1%
Cosmo Energy Holdings Co. Ltd.	2,899	80,762
ENEOS Holdings Inc.	64,600	572,747
Idemitsu Kosan Co. Ltd.	20,400	197,665
Inpex Corp.	20,996	617,382
Iwatani Corp.	4,900	61,754
Total Oil, Gas & Consumable Fuels		1,530,310

Total Energy		1,633,864
Financials — 16.0%
Banks — 9.9%
77 Bank Ltd.	4,600	88,363
Aozora Bank Ltd.	3,400	53,301
Chiba Bank Ltd.	17,000	213,288
Chugin Financial Group Inc.	3,400	59,156
Fukuoka Financial Group Inc.	4,354	161,280
Gunma Bank Ltd.	6,800	88,158
Hachijuni Nagano Bank Ltd.	10,200	123,549
Hirogin Holdings Inc.	6,800	73,475
Hokuhoku Financial Group Inc.	2,400	88,056
Iyogin Holdings Inc.	6,800	120,984
Japan Post Bank Co. Ltd.	43,600	689,943
Kyoto Financial Group Inc.	5,900	150,606
Kyushu Financial Group Inc.	10,200	72,257
Mebuki Financial Group Inc.	20,400	152,978
Mitsubishi UFJ Financial Group Inc.	268,600	4,389,716
Mizuho Financial Group Inc.	58,604	2,242,269
Rakuten Bank Ltd.	2,038	72,250 *
Resona Holdings Inc.	54,400	589,000
Seven Bank Ltd.	13,600	22,885
Shizuoka Financial Group Inc.	10,200	164,294
Sumitomo Mitsui Financial Group Inc.	88,400	2,781,635
Sumitomo Mitsui Trust Group Inc.	15,579	480,032
Yamaguchi Financial Group Inc.	3,400	51,431
Yokohama Financial Group Inc.	27,200	234,916
Total Banks		13,163,822
Capital Markets — 1.0%
Daiwa Securities Group Inc.	30,600	280,822
Japan Exchange Group Inc.	23,800	270,254
Nomura Holdings Inc.	71,400	540,359
SBI Holdings Inc.	13,600	243,550
Total Capital Markets		1,334,985
Consumer Finance — 0.2%
Acom Co. Ltd.	10,200	29,499
AEON Financial Service Co. Ltd.	3,400	33,265
Credit Saison Co. Ltd.	3,400	85,743
See Notes to Financial Statements.

138
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 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — continued
Marui Group Co. Ltd.	3,400	$65,226
Total Consumer Finance		213,733
Financial Services — 1.0%
Fuyo General Lease Co. Ltd.	1,224	32,760
GMO Payment Gateway Inc.	1,092	56,312
Mitsubishi HC Capital Inc.	20,400	179,649
ORIX Corp.	27,200	787,670
Sony Financial Group Inc.	139,400	125,477
Tokyo Century Corp.	3,400	43,064
Zenkoku Hosho Co. Ltd.	3,400	67,128
Total Financial Services		1,292,060
Insurance — 3.9%
Daiichi Life Group Inc.	85,000	759,224
Japan Post Holdings Co. Ltd.	40,800	458,804
Japan Post Insurance Co. Ltd.	13,600	134,641
MS&AD Insurance Group Holdings Inc.	29,825	755,889
Sompo Holdings Inc.	20,400	770,915
T&D Holdings Inc.	11,362	282,532
Tokio Marine Holdings Inc.	43,979	2,020,231
Total Insurance		5,182,236

Total Financials		21,186,836
Health Care — 6.2%
Health Care Equipment & Supplies — 1.8%
Asahi Intecc Co. Ltd.	5,076	106,504
Hoya Corp.	8,109	1,353,284
Nihon Kohden Corp.	3,400	31,095
Nipro Corp.	3,400	33,169
Olympus Corp.	27,200	254,492
Sysmex Corp.	10,200	87,741
Terumo Corp.	35,034	464,213
Total Health Care Equipment & Supplies		2,330,498
Health Care Providers & Services — 0.1%
Alfresa Holdings Corp.	4,400	69,918
Medipal Holdings Corp.	4,532	83,695
Suzuken Co. Ltd.	1,374	51,258
Total Health Care Providers & Services		204,871
Health Care Technology — 0.1%
JMDC Inc.	700	14,256
M3 Inc.	10,200	102,936 *
Total Health Care Technology		117,192
Pharmaceuticals — 4.2%
Astellas Pharma Inc.	43,655	691,225
Chugai Pharmaceutical Co. Ltd.	15,599	844,321
Daiichi Sankyo Co. Ltd.	44,200	768,478
Eisai Co. Ltd.	6,800	208,202
Hisamitsu Pharmaceutical Co. Inc.	520	19,726
Kyowa Kirin Co. Ltd.	6,800	110,192
See Notes to Financial Statements.

139
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Nippon Shinyaku Co. Ltd.	1,443	$46,377
Ono Pharmaceutical Co. Ltd.	10,200	160,960
Otsuka Holdings Co. Ltd.	10,700	740,505
Santen Pharmaceutical Co. Ltd.	6,800	76,318
Sawai Group Holdings Co. Ltd.	3,400	47,231
Shionogi & Co. Ltd.	18,392	401,042
Sumitomo Pharma Co. Ltd.	3,400	44,357 *
Takeda Pharmaceutical Co. Ltd.	38,700	1,377,816
Tsumura & Co.	1,604	37,768
Total Pharmaceuticals		5,574,518

Total Health Care		8,227,079
Industrials — 25.7%
Air Freight & Logistics — 0.3%
Nippon Express Holdings Inc.	4,851	108,064
Sankyu Inc.	1,023	56,092
SG Holdings Co. Ltd.	10,200	94,794
Yamato Holdings Co. Ltd.	6,800	74,565
Total Air Freight & Logistics		333,515
Building Products — 1.0%
AGC Inc.	4,549	157,209
Daikin Industries Ltd.	6,800	798,655
Lixil Corp.	6,800	69,308
Nichias Corp.	3,630	65,862
Sanwa Holdings Corp.	4,390	97,602
Takasago Thermal Engineering Co. Ltd.	2,540	68,509
TOTO Ltd.	3,400	108,781
Total Building Products		1,365,926
Commercial Services & Supplies — 0.6%
ALSOK Co. Ltd.	6,800	53,429
Dai Nippon Printing Co. Ltd.	10,200	181,284
Kokuyo Co. Ltd.	10,200	55,004
Park24 Co. Ltd.	3,400	40,339
Secom Co. Ltd.	10,200	386,996
TOPPAN Holdings Inc.	5,681	146,587
Total Commercial Services & Supplies		863,639
Construction & Engineering — 1.5%
COMSYS Holdings Corp.	2,417	75,675
EXEO Group Inc.	3,793	63,622
INFRONEER Holdings Inc.	3,400	46,109
JGC Holdings Corp.	6,800	97,112
Kajima Corp.	10,200	378,725
Kandenko Co. Ltd.	3,400	125,280
Kinden Corp.	2,668	116,923
Kraftia Corp.	1,025	60,222
Obayashi Corp.	15,357	362,568
Shimizu Corp.	11,700	203,899
SHO-BOND Holdings Co. Ltd.	3,911	34,515
See Notes to Financial Statements.

140
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
Taisei Corp.	3,438	$346,955
Toda Corp.	6,800	61,892
Total Construction & Engineering		1,973,497
Electrical Equipment — 2.5%
Fuji Electric Co. Ltd.	3,400	226,111
Fujikura Ltd.	39,774	1,022,539
Furukawa Electric Co. Ltd.	1,652	298,905
Mabuchi Motor Co. Ltd.	4,508	44,360
Mitsubishi Electric Corp.	47,600	1,492,418
NIDEC Corp.	23,800	294,115 *
Total Electrical Equipment		3,378,448
Ground Transportation — 1.9%
Central Japan Railway Co.	20,400	523,688
East Japan Railway Co.	24,849	566,205
Hankyu Hanshin Holdings Inc.	5,400	154,509
Keikyu Corp.	6,800	65,183
Keio Corp.	13,600	65,936
Keisei Electric Railway Co. Ltd.	10,200	75,335
Kintetsu Group Holdings Co. Ltd.	3,960	80,151
Kyushu Railway Co.	3,400	80,421
Nagoya Railroad Co. Ltd.	3,400	36,887
NANKAI Co. Ltd.	3,400	65,568
Nikkon Holdings Co. Ltd.	2,262	60,471
Odakyu Electric Railway Co. Ltd.	6,800	70,312
Seibu Holdings Inc.	3,936	108,142
Seino Holdings Co. Ltd.	3,400	51,858
Sotetsu Holdings Inc.	1,639	30,155
Tobu Railway Co. Ltd.	4,497	80,575
Tokyo Metro Co. Ltd.	6,800	69,180
Tokyu Corp.	10,200	119,349
West Japan Railway Co.	10,200	200,551
Total Ground Transportation		2,504,476
Industrial Conglomerates — 2.5%
Hikari Tsushin Inc.	466	116,405
Hitachi Ltd.	105,400	2,957,481
Keihan Holdings Co. Ltd.	2,212	44,910
Sekisui Chemical Co. Ltd.	8,964	146,864
Total Industrial Conglomerates		3,265,660
Machinery — 5.9%
Amada Co. Ltd.	6,800	92,368
Daifuku Co. Ltd.	8,010	272,992
DMG Mori Co. Ltd.	3,400	50,565
Ebara Corp.	11,246	300,713
FANUC Corp.	22,936	764,389
Harmonic Drive Systems Inc.	1,340	29,185
Hitachi Construction Machinery Co. Ltd.	2,417	80,081
Hoshizaki Corp.	2,692	85,486
See Notes to Financial Statements.

141
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
IHI Corp.	21,581	$425,678
Japan Steel Works Ltd.	1,268	66,720
Kawasaki Heavy Industries Ltd.	18,870	343,619
Komatsu Ltd.	22,102	835,372
Kubota Corp.	23,800	367,569
Kurita Water Industries Ltd.	2,458	113,220
Makita Corp.	5,459	174,212
Minebea Mitsumi Inc.	10,200	162,531
MiSUMi Group Inc.	6,800	112,222
Mitsubishi Heavy Industries Ltd.	78,200	2,075,797
Mitsui E&S Co. Ltd.	2,000	70,111
Miura Co. Ltd.	2,149	41,956
Nabtesco Corp.	2,460	59,409
NGK Corp.	6,800	169,989
NSK Ltd.	10,200	69,725
Organo Corp.	560	47,908
SMC Corp.	1,351	508,419
Sumitomo Heavy Industries Ltd.	3,400	100,617
THK Co. Ltd.	2,390	68,700
Toyota Industries Corp.	857	109,893 *
Yaskawa Electric Corp.	6,800	171,827
Total Machinery		7,771,273
Marine Transportation — 0.6%
Kawasaki Kisen Kaisha Ltd.	8,346	138,444
Mitsui OSK Lines Ltd.	7,514	306,813
Nippon Yusen KK	9,877	358,103
Total Marine Transportation		803,360
Passenger Airlines — 0.1%
ANA Holdings Inc.	3,400	59,926
Japan Airlines Co. Ltd.	3,400	54,700
Total Passenger Airlines		114,626
Professional Services — 1.1%
BayCurrent Inc.	3,400	97,005
Persol Holdings Co. Ltd.	44,200	64,179
Recruit Holdings Co. Ltd.	32,536	1,334,653
Visional Inc.	498	22,141 *
Total Professional Services		1,517,978
Trading Companies & Distributors — 7.6%
ITOCHU Corp.	153,665	1,907,169
Marubeni Corp.	36,202	1,278,414
Mitsubishi Corp.	80,100	2,677,049
Mitsui & Co. Ltd.	62,153	2,328,052
MonotaRO Co. Ltd.	6,800	72,877
Nagase & Co. Ltd.	10,200	74,052
Sojitz Corp.	4,579	176,292
Sumitomo Corp.	24,927	905,639
See Notes to Financial Statements.

142
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
Toyota Tsusho Corp.	17,000	$635,804
Total Trading Companies & Distributors		10,055,348
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	1,637	53,064
Kamigumi Co. Ltd.	2,079	71,247
Mitsubishi Logistics Corp.	6,800	56,464
Total Transportation Infrastructure		180,775

Total Industrials		34,128,521
Information Technology — 12.8%
Electronic Equipment, Instruments & Components — 3.7%
Alps Alpine Co. Ltd.	3,400	44,496
Amano Corp.	1,330	31,584
Azbil Corp.	10,200	86,811
Canon Marketing Japan Inc.	2,180	47,275
Dexerials Corp.	3,400	45,190
Hamamatsu Photonics KK	6,800	75,506
Hirose Electric Co. Ltd.	684	86,720
Horiba Ltd.	971	109,038
Ibiden Co. Ltd.	5,901	273,444
Jeol Ltd.	997	35,840
Keyence Corp.	4,596	1,584,867
Kyocera Corp.	30,600	457,394
Macnica Holdings Inc.	3,400	49,379
Maruwa Co. Ltd.	170	56,421
Murata Manufacturing Co. Ltd.	40,022	857,596
Nippon Electric Glass Co. Ltd.	1,639	60,918
Omron Corp.	4,294	119,624
Shimadzu Corp.	6,800	157,679
Taiyo Yuden Co. Ltd.	3,400	78,947
TDK Corp.	45,364	560,599
Yokogawa Electric Corp.	5,870	175,041
Total Electronic Equipment, Instruments & Components		4,994,369
IT Services — 1.8%
BIPROGY Inc.	1,683	48,874
Dentsu Soken Inc.	1,554	19,243
Fujitsu Ltd.	40,800	813,487
GMO internet group Inc.	1,397	25,171
NEC Corp.	30,600	739,755
Nomura Research Institute Ltd.	10,200	277,745
NS Solutions Corp.	1,508	34,712
Obic Co. Ltd.	7,957	192,660
Otsuka Corp.	5,042	95,744
SHIFT Inc.	6,800	27,176 *
TIS Inc.	5,005	105,738
Total IT Services		2,380,305
Semiconductors & Semiconductor Equipment — 6.0%
Advantest Corp.	17,657	2,256,376
See Notes to Financial Statements.

143
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Disco Corp.	2,102	$809,143
Kioxia Holdings Corp.	4,523	542,453 *
Kokusai Electric Corp.	4,638	146,116
Lasertec Corp.	1,874	392,846
Renesas Electronics Corp.	39,344	532,080
Rohm Co. Ltd.	7,931	152,199
Rorze Corp.	3,400	54,925
SCREEN Holdings Co. Ltd.	4,244	238,490
Socionext Inc.	4,154	48,802
SUMCO Corp.	10,200	106,398
Tokyo Electron Ltd.	10,827	2,533,718
Tokyo Seimitsu Co. Ltd.	816	67,756
Ulvac Inc.	1,061	54,367
Total Semiconductors & Semiconductor Equipment		7,935,669
Software — 0.2%
Justsystems Corp.	498	10,925
Money Forward Inc.	987	21,540 *
OBIC Business Consultants Co. Ltd.	684	26,833
Oracle Corp. Japan	714	38,629
Rakus Co. Ltd.	4,420	20,648
Trend Micro Inc.	3,400	111,987
Total Software		230,562
Technology Hardware, Storage & Peripherals — 1.1%
Brother Industries Ltd.	6,800	122,758
Canon Inc.	20,400	558,695
FUJIFILM Holdings Corp.	28,790	536,838
Konica Minolta Inc.	13,600	43,872
Ricoh Co. Ltd.	13,600	112,286
Seiko Epson Corp.	6,800	81,981
Total Technology Hardware, Storage & Peripherals		1,456,430

Total Information Technology		16,997,335
Materials — 5.2%
Chemicals — 3.6%
Air Water Inc.	4,275	57,089
Asahi Kasei Corp.	30,600	290,247
Daicel Corp.	6,800	52,382
DIC Corp.	1,973	45,341
Kaneka Corp.	974	29,357
Kansai Paint Co. Ltd.	3,400	50,084
Kuraray Co. Ltd.	6,800	70,505
Mitsubishi Chemical Group Corp.	34,000	192,130
Mitsubishi Gas Chemical Co. Inc.	3,400	76,831
Mitsui Chemicals Inc.	6,800	79,438
Nippon Kayaku Co. Ltd.	3,400	37,518
Nippon Paint Holdings Co. Ltd.	23,800	146,040
Nippon Sanso Holdings Corp.	4,503	156,610
Nippon Shokubai Co. Ltd.	3,400	48,513
See Notes to Financial Statements.

144
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Nissan Chemical Corp.	3,426	$129,102
Nitto Denko Corp.	17,000	327,412
NOF Corp.	4,770	92,977
Resonac Holdings Corp.	4,320	266,168
Shin-Etsu Chemical Co. Ltd.	45,333	1,783,514
Sumitomo Bakelite Co. Ltd.	1,530	46,432
Sumitomo Chemical Co. Ltd.	37,400	117,426
Taiyo Holdings Co. Ltd.	1,754	54,950
Teijin Ltd.	3,400	34,878
Tokyo Ohka Kogyo Co. Ltd.	2,422	112,232
Toray Industries Inc.	34,000	235,194
Tosoh Corp.	6,800	98,886
UBE Corp.	3,400	51,954
Zeon Corp.	3,400	37,571
Total Chemicals		4,720,781
Construction Materials — 0.0%††
Taiheiyo Cement Corp.	2,658	58,493
Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	3,400	75,591
Metals & Mining — 1.4%
Daido Steel Co. Ltd.	3,400	38,736
Dowa Holdings Co. Ltd.	1,338	73,464
JFE Holdings Inc.	13,600	155,200
JX Advanced Metals Corp.	13,600	283,131
Kobe Steel Ltd.	7,855	93,318
Maruichi Steel Tube Ltd.	3,990	35,652
Mitsubishi Materials Corp.	3,400	102,904
Mitsui Kinzoku Co. Ltd.	1,352	238,293
Nippon Steel Corp.	122,400	443,084
Sumitomo Metal Mining Co. Ltd.	6,002	334,073
Yamato Kogyo Co. Ltd.	826	62,356
Total Metals & Mining		1,860,211
Paper & Forest Products — 0.1%
Oji Holdings Corp.	20,400	108,649

Total Materials		6,823,725
Real Estate — 3.5%
Diversified REITs — 0.4%
Activia Properties Inc.	58	50,967
Daiwa House REIT Investment Corp.	102	79,951
KDX Realty Investment Corp.	102	102,968
Nomura Real Estate Master Fund Inc.	102	100,147
Sekisui House REIT Inc.	102	57,447
United Urban Investment Corp.	72	76,983
Total Diversified REITs		468,463
Hotel & Resort REITs — 0.1%
Invincible Investment Corp.	170	63,153
See Notes to Financial Statements.

145
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotel & Resort REITs — continued
Japan Hotel REIT Investment Corp.	136	$63,858
Total Hotel & Resort REITs		127,011
Industrial REITs — 0.3%
GLP J-REIT	102	83,029
Industrial & Infrastructure Fund Investment Corp.	68	60,182
Japan Logistics Fund Inc.	68	40,777
LaSalle Logiport REIT	34	31,694
Mitsui Fudosan Logistics Park Inc.	75	53,083
Nippon Prologis REIT Inc.	170	91,043
Total Industrial REITs		359,808
Office REITs — 0.4%
Daiwa Office Investment Corp.	12	24,703
Japan Prime Realty Investment Corp.	102	62,063
Japan Real Estate Investment Corp.	158	115,702
Mori Hills REIT Investment Corp.	34	28,274
Nippon Building Fund Inc.	204	170,032
Orix JREIT Inc.	136	82,238
Total Office REITs		483,012
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	6,800	157,209
Daiwa House Industry Co. Ltd.	13,943	431,024
Hulic Co. Ltd.	10,200	117,298
Mitsubishi Estate Co. Ltd.	26,545	720,981
Mitsui Fudosan Co. Ltd.	61,200	636,851
Nomura Real Estate Holdings Inc.	13,600	86,384
Relo Group Inc.	3,400	40,392
Sumitomo Realty & Development Co. Ltd.	15,775	435,501
Tokyo Tatemono Co. Ltd.	4,332	97,674
Tokyu Fudosan Holdings Corp.	13,600	113,269
Total Real Estate Management & Development		2,836,583
Residential REITs — 0.1%
Advance Residence Investment Corp.	68	69,073
Daiwa Securities Living Investments Corp.	34	22,654
Mitsui Fudosan Accommodations Fund Inc.	68	57,019
Total Residential REITs		148,746
Retail REITs — 0.1%
AEON REIT Investment Corp.	34	26,651
Frontier Real Estate Investment Corp.	68	36,075
Japan Metropolitan Fund Investment Corp.	170	118,612
Total Retail REITs		181,338

Total Real Estate		4,604,961
Utilities — 1.5%
Electric Utilities — 0.8%
Chubu Electric Power Co. Inc.	17,000	275,907
Chugoku Electric Power Co. Inc.	6,800	42,645
Kansai Electric Power Co. Inc.	23,800	386,643
Kyushu Electric Power Co. Inc.	10,200	115,919
See Notes to Financial Statements.

146
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Japan Hedged ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Electric Utilities — continued
	Shikoku Electric Power Co. Inc.	3,400	$37,358
	Tohoku Electric Power Co. Inc.	13,600	100,019
	Tokyo Electric Power Co. Holdings Inc.	37,400	150,197 *
Total Electric Utilities			1,108,688
Gas Utilities — 0.6%
	Osaka Gas Co. Ltd.	8,669	347,708
	Toho Gas Co. Ltd.	7,380	58,404
	Tokyo Gas Co. Ltd.	7,993	372,645
Total Gas Utilities			778,757
Independent Power and Renewable Electricity Producers — 0.1%
	Electric Power Development Co. Ltd.	3,400	92,560

Total Utilities			1,980,005
Total Investments before Short-Term Investments (Cost — $111,743,482)			131,026,266
	Rate
Short-Term Investments — 0.2%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $198,968)	3.536%	198,968	198,968 (a)(b)(c)
Total Investments — 99.0% (Cost — $111,942,450)			131,225,234
Other Assets in Excess of Liabilities — 1.0%			1,347,594
Total Net Assets — 100.0%			$132,572,828

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $198,968 and the cost was $198,968 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust

Summary of Investments by Country# (unaudited)
Japan	99.8%
Short-Term Investments	0.2
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Mini Tokyo Topix Index	75	6/26	$1,688,087	$1,651,895	$(36,192)
See Notes to Financial Statements.

147
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Japan Hedged ETF
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	5,682,210,000	USD	35,717,312	State Street Bank and Trust Co.	4/2/26	$(359)
USD	36,488,512	JPY	5,682,210,000	State Street Bank and Trust Co.	4/2/26	771,559
JPY	5,682,210,000	USD	35,717,312	UBS Securities LLC	4/2/26	(359)
USD	36,488,629	JPY	5,682,210,000	UBS Securities LLC	4/2/26	771,677
JPY	11,364,419,000	USD	71,434,258	Wells Fargo Securities LLC	4/2/26	(359)
USD	72,978,470	JPY	11,364,419,000	Wells Fargo Securities LLC	4/2/26	1,544,571
USD	33,766,310	JPY	5,355,958,000	State Street Bank and Trust Co.	5/7/26	(575)
USD	33,766,097	JPY	5,355,958,000	UBS Securities LLC	5/7/26	(788)
USD	67,533,349	JPY	10,711,917,000	Wells Fargo Securities LLC	5/7/26	(426)
Net unrealized appreciation on open forward foreign currency contracts						$3,084,941

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.

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 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 79.4%
Communication Services — 4.0%
Diversified Telecommunication Services — 0.7%
Telefonica Brasil SA	82,100	$648,222
Media — 0.4%
Megacable Holdings SAB de CV	87,296	301,301
Wireless Telecommunication Services — 2.9%
America Movil SAB de CV	1,698,752	2,144,920
TIM SA	87,300	459,073
Total Wireless Telecommunication Services		2,603,993

Total Communication Services		3,553,516
Consumer Discretionary — 3.4%
Broadline Retail — 0.8%
El Puerto de Liverpool SAB de CV, Class C1 Shares	21,344	127,403
Falabella SA	90,720	550,901
Total Broadline Retail		678,304
Hotels, Restaurants & Leisure — 0.4%
Alsea SAB de CV	52,768	169,200
Smartfit Escola de Ginastica e Danca SA	57,600	211,342
Total Hotels, Restaurants & Leisure		380,542
Specialty Retail — 2.2%
Cosan SA	211,200	217,592 *
Empresas Copec SA	42,848	293,696
Lojas Renner SA	108,800	311,694
Ultrapar Participacoes SA	76,800	422,390
Vibra Energia SA	122,700	742,974
Total Specialty Retail		1,988,346

Total Consumer Discretionary		3,047,192
Consumer Staples — 11.7%
Beverages — 5.8%
Ambev SA	473,600	1,383,085
Arca Continental SAB de CV	94,912	1,087,504
Becle SAB de CV	52,032	46,981
Cia Cervecerias Unidas SA	13,728	77,600
Coca-Cola Femsa SAB de CV	50,144	485,556
Fomento Economico Mexicano SAB de CV	188,832	2,071,223
Total Beverages		5,151,949
Consumer Staples Distribution & Retail — 3.7%
Cencosud SA	137,472	372,320
Grupo Comercial Chedraui SA de CV	31,264	182,474
Grupo Mateus SA	54,400	48,962
Raia Drogasil SA	144,000	648,861
Sendas Distribuidora S/A	147,200	267,229
Wal-Mart de Mexico SAB de CV	551,456	1,778,940
Total Consumer Staples Distribution & Retail		3,298,786
Food Products — 1.6%
Gruma SAB de CV, Class B Shares	17,408	317,110
Grupo Bimbo SAB de CV, Class A Shares	131,552	438,227
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Food Products — continued
M Dias Branco SA	12,800	$56,402
MBRF Global Foods Co. SA	80,000	331,524
Sigma Foods SAB de CV, Class A Shares	269,888	267,771
Total Food Products		1,411,034
Household Products — 0.4%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	168,864	397,135
Personal Care Products — 0.2%
Natura Cosmeticos SA	96,000	191,928 *

Total Consumer Staples		10,450,832
Energy — 6.5%
Oil, Gas & Consumable Fuels — 6.5%
Brava Energia	44,800	176,474
Ecopetrol SA	492,896	377,233
Petroleo Brasileiro SA - Petrobras	400,000	4,129,492
PRIO SA	87,900	1,114,499 *

Total Energy		5,797,698
Financials — 15.7%
Banks — 10.2%
Banco Bradesco SA	160,000	511,993
Banco de Chile	4,819,104	867,708
Banco de Credito e Inversiones SA	8,448	542,867
Banco del Bajio SA	87,040	268,238 (a)
Banco do Brasil SA	185,200	815,711
Banco Itau Chile SA	6,432	132,606
Banco Santander Brasil SA	44,800	262,866
Banco Santander Chile	6,624,160	544,144
Grupo Cibest SA	24,320	564,376
Grupo Financiero Banorte SAB de CV, Class O Shares	312,256	3,440,415
Grupo Financiero Inbursa SAB de CV, Class O Shares	192,896	482,734
Itau Unibanco Holding SA	55,569	455,666
Regional SAB de CV	27,232	232,464
Total Banks		9,121,788
Capital Markets — 3.9%
B3 SA - Brasil Bolsa Balcao	569,600	2,007,036
Banco BTG Pactual SA	132,800	1,431,517
Total Capital Markets		3,438,553
Consumer Finance — 0.4%
Gentera SAB de CV	116,896	328,305
Insurance — 1.2%
BB Seguridade Participacoes SA	70,400	469,293
Caixa Seguridade Participacoes S/A	64,000	224,897
Porto Seguro SA	20,000	193,453
Qualitas Controladora SAB de CV	21,600	205,961
Total Insurance		1,093,604

Total Financials		13,982,250
See Notes to Financial Statements.

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 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care — 1.0%
Health Care Providers & Services — 0.8%
Rede D’Or Sao Luiz SA	101,500	$757,467 (a)
Pharmaceuticals — 0.2%
Hypera SA	32,690	145,736

Total Health Care		903,203
Industrials — 9.4%
Aerospace & Defense — 1.2%
Embraer SA	73,900	1,088,981
Commercial Services & Supplies — 0.2%
GPS Participacoes e Empreendimentos SA	48,306	154,484 (a)
Electrical Equipment — 1.8%
WEG SA	160,700	1,569,779
Ground Transportation — 1.4%
Localiza Rent a Car SA	96,700	869,975
Rumo SA	131,200	408,277
Total Ground Transportation		1,278,252
Industrial Conglomerates — 0.6%
Grupo Carso SAB de CV, Series A1 Shares	58,400	435,762
Quinenco SA	30,720	141,968
Total Industrial Conglomerates		577,730
Marine Transportation — 0.1%
Cia Sud Americana de Vapores SA	1,388,672	72,132
Passenger Airlines — 1.0%
Latam Airlines Group SA	34,988,768	854,756
Transportation Infrastructure — 3.1%
Grupo Aeroportuario del Centro Norte SAB de CV	29,792	424,220
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	44,224	1,083,815
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	17,120	573,159
Motiva Infraestrutura de Mobilidade SA	131,200	397,222
Promotora y Operadora de Infraestructura SAB de CV	18,912	303,793
Total Transportation Infrastructure		2,782,209

Total Industrials		8,378,323
Information Technology — 0.4%
Software — 0.4%
TOTVS SA	58,100	388,746

Materials — 15.9%
Chemicals — 0.3%
Alpek SAB de CV	181,408	114,527 *
Orbia Advance Corp. SAB de CV	93,344	111,703 *
Total Chemicals		226,230
Construction Materials — 2.5%
Cementos Argos SA	59,360	190,484
Cemex SAB de CV	1,639,200	1,867,116
GCC SAB de CV	17,920	189,346
Total Construction Materials		2,246,946
Containers & Packaging — 0.4%
Klabin SA	96,268	359,672
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — 11.7%
Cia Siderurgica Nacional SA	64,000	$77,580 *
CSN Mineracao SA	44,800	42,467
Grupo Mexico SAB de CV, Series B Shares	308,608	3,282,878
Industrias Penoles SAB de CV	20,320	897,216 *
Vale SA	388,320	6,133,462
Total Metals & Mining		10,433,603
Paper & Forest Products — 1.0%
Empresas CMPC SA	119,776	161,632
Suzano SA	73,000	725,534
Total Paper & Forest Products		887,166

Total Materials		14,153,617
Real Estate — 2.8%
Diversified REITs — 0.5%
Fibra Uno Administracion SA de CV	300,000	485,048
Industrial REITs — 0.6%
Prologis Property Mexico SA de CV	118,105	512,379
Real Estate Management & Development — 1.7%
Allos SA	38,400	223,107
Cencosud Shopping SA	52,320	135,262
Corp. Inmobiliaria Vesta SAB de CV	91,584	304,629
Multiplan Empreendimentos Imobiliarios SA	34,100	207,723
Parque Arauco SA	72,256	292,519
Plaza SA	85,216	359,771
Total Real Estate Management & Development		1,523,011

Total Real Estate		2,520,438
Utilities — 8.6%
Electric Utilities — 5.3%
Alupar Investimento SA	15,640	105,366
Axia Energia	124,800	1,399,532
Cia Energetica de Minas Gerais	6,400	20,529
Cia Paranaense de Energia - Copel	198,400	586,239
CPFL Energia SA	20,400	190,485
Enel Americas SA	2,054,912	174,524
Enel Chile SA	2,683,872	205,492
Energisa S/A	45,300	455,086
Equatorial SA	115,200	899,416
Interconexion Electrica SA ESP	45,408	347,526
Neoenergia SA	22,400	143,058
Transmissora Alianca de Energia Eletrica S/A	22,400	184,495
Total Electric Utilities		4,711,748
Independent Power and Renewable Electricity Producers — 1.0%
Auren Energia SA	35,200	80,485
Colbun SA	782,432	108,938
Eneva SA	102,400	481,218 *
Engie Brasil Energia SA	38,880	244,435
Total Independent Power and Renewable Electricity Producers		915,076
See Notes to Financial Statements.

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 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Water Utilities — 2.3%
Aguas Andinas SA, Class A Shares		281,024	$106,545
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		51,183	1,550,999
Cia de Saneamento de Minas Gerais Copasa MG		20,400	225,410
Cia De Sanena Do Parana		16,000	136,440
Total Water Utilities			2,019,394

Total Utilities			7,646,218
Total Common Stocks (Cost — $56,447,050)			70,822,033
	Rate
Preferred Stocks — 20.0%
Consumer Staples — 0.2%
Beverages — 0.2%
Embotelladora Andina SA, Class B Shares	2.867%	44,384	186,043 (b)

Energy — 5.2%
Oil, Gas & Consumable Fuels — 5.2%
Petroleo Brasileiro SA - Petrobras	0.531%	492,600	4,591,167 (b)

Financials — 10.9%
Banks — 10.7%
Banco Bradesco SA	0.082%	556,800	2,044,036 (b)
Grupo Cibest SA	1.671%	47,200	870,849 (b)
Itau Unibanco Holding SA	0.034%	592,000	4,929,224 (b)
Itausa SA	0.143%	633,600	1,696,249 (b)
Total Banks			9,540,358
Financial Services — 0.2%
Grupo de Inversiones Suramericana SA	1.190%	15,168	174,130 (b)

Total Financials			9,714,488
Industrials — 0.0%††
Ground Transportation — 0.0%††
Localiza Rent a Car SA	0.951%	3,576	31,015 (b)

Materials — 2.1%
Chemicals — 1.4%
Sociedad Quimica y Minera de Chile SA, Class B Shares	1.223%	15,296	1,227,828 (b)
Metals & Mining — 0.7%
Gerdau SA	0.526%	137,600	500,656 (b)
Metalurgica Gerdau SA	0.585%	89,600	146,532 (b)
Total Metals & Mining			647,188

Total Materials			1,875,016
Utilities — 1.6%
Electric Utilities — 1.6%
Axia Energia, Class B Shares	2.025%	24,500	301,115 (b)
Axia Energia, Class C Shares	—	42,878	465,075 *
Cia Energetica de Minas Gerais	1.157%	176,000	425,006 (b)
Isa Energia Brasil SA	0.486%	32,000	178,263 (b)

Total Utilities			1,369,459
Total Preferred Stocks (Cost — $13,044,201)			17,767,188
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Latin America ETF
(Percentages shown based on Fund net assets)
Security		Expiration Date	Rights	Value
Rights — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Hypera SA (Cost — $11,476)		4/1/26	2,810	$13,017 *
Total Investments before Short-Term Investments (Cost — $69,502,727)				88,602,238
	Rate		Shares
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $35,091)	3.536%		35,091	35,091 (c)(d)(e)
Total Investments — 99.4% (Cost — $69,537,818)				88,637,329
Other Assets in Excess of Liabilities — 0.6%				536,529
Total Net Assets — 100.0%				$89,173,858

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of March 31, 2026.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $35,091 and the cost was $35,091 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Summary of Investments by Country# (unaudited)
Brazil	60.1%
Mexico	28.4
Chile	8.4
Colombia	2.9
United States	0.2
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Bovespa Index	10	4/26	$369,072	$361,057	$(8,015)
Mex Bolsa Index	5	6/26	184,682	190,248	5,566
Net unrealized depreciation on open futures contracts					$(2,449)
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Mexico ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 9.6%
Media — 1.5%
Megacable Holdings SAB de CV	370,512	$1,278,817
Wireless Telecommunication Services — 8.1%
America Movil SAB de CV	5,652,336	7,136,891

Total Communication Services		8,415,708
Consumer Discretionary — 1.5%
Broadline Retail — 0.6%
El Puerto de Liverpool SAB de CV, Class C1 Shares	90,720	541,509
Hotels, Restaurants & Leisure — 0.9%
Alsea SAB de CV	223,824	717,691

Total Consumer Discretionary		1,259,200
Consumer Staples — 28.5%
Beverages — 14.0%
Arca Continental SAB de CV	268,944	3,081,568
Becle SAB de CV	219,552	198,237
Coca-Cola Femsa SAB de CV	212,736	2,059,972
Fomento Economico Mexicano SAB de CV	627,504	6,882,840
Total Beverages		12,222,617
Consumer Staples Distribution & Retail — 7.7%
Grupo Comercial Chedraui SA de CV	132,864	775,467
Wal-Mart de Mexico SAB de CV	1,844,352	5,949,687
Total Consumer Staples Distribution & Retail		6,725,154
Food Products — 4.9%
Gruma SAB de CV, Class B Shares	73,824	1,344,803
Grupo Bimbo SAB de CV, Class A Shares	558,192	1,859,454
Sigma Foods SAB de CV, Class A Shares	1,145,040	1,136,059
Total Food Products		4,340,316
Household Products — 1.9%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	716,976	1,686,184

Total Consumer Staples		24,974,271
Financials — 20.2%
Banks — 17.6%
Banco del Bajio SA	369,264	1,137,992 (a)
Grupo Financiero Banorte SAB de CV, Class O Shares	1,018,800	11,225,068
Grupo Financiero Inbursa SAB de CV, Class O Shares	818,304	2,047,857
Regional SAB de CV	115,536	986,265
Total Banks		15,397,182
Consumer Finance — 1.6%
Gentera SAB de CV	496,176	1,393,523
Insurance — 1.0%
Qualitas Controladora SAB de CV	91,776	875,106

Total Financials		17,665,811
Industrials — 12.0%
Industrial Conglomerates — 2.1%
Grupo Carso SAB de CV, Series A1 Shares	247,728	1,848,468
See Notes to Financial Statements.

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Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Mexico ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Transportation Infrastructure — 9.9%
	Grupo Aeroportuario del Centro Norte SAB de CV	126,336	$1,798,948
	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	128,832	3,157,336
	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	72,576	2,429,766
	Promotora y Operadora de Infraestructura SAB de CV	80,208	1,288,423
Total Transportation Infrastructure			8,674,473

Total Industrials			10,522,941
Materials — 21.9%
Chemicals — 1.1%
	Alpek SAB de CV	766,464	483,886 *
	Orbia Advance Corp. SAB de CV	395,520	473,313 *
Total Chemicals			957,199
Construction Materials — 5.6%
	Cemex SAB de CV	3,630,000	4,134,717
	GCC SAB de CV	76,128	804,383
Total Construction Materials			4,939,100
Metals & Mining — 15.2%
	Grupo Mexico SAB de CV, Series B Shares	1,007,520	10,717,692
	Industrias Penoles SAB de CV	57,984	2,560,244 *
Total Metals & Mining			13,277,936

Total Materials			19,174,235
Real Estate — 6.3%
Diversified REITs — 2.3%
	Fibra Uno Administracion SA de CV	1,273,680	2,059,321 (b)
Industrial REITs — 2.5%
	Prologis Property Mexico SA de CV	501,186	2,174,309
Real Estate Management & Development — 1.5%
	Corp. Inmobiliaria Vesta SAB de CV	388,656	1,292,756

Total Real Estate			5,526,386
Total Investments before Short-Term Investments (Cost — $75,201,269)			87,538,552
	Rate
Short-Term Investments — 0.0%††
Investments from Cash Collateral Received for Loaned Securities — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $4,080)	3.536%	4,080	4,080 (c)(d)(e)

Money Market Funds — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $4)	3.536%	4	4 (c)(d)(e)

Total Short-Term Investments (Cost — $4,084)			4,084
Total Investments — 100.0% (Cost — $75,205,353)			87,542,636
Other Assets in Excess of Liabilities — 0.0%††			12,672
Total Net Assets — 100.0%			$87,555,308

See Notes to Financial Statements.

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 Franklin FTSE Mexico ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	A portion or all of the security is on loan at March 31, 2026 (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $4,084 and the cost was $4,084 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Summary of Investments by Country# (unaudited)
Mexico	99.1%
United States	0.9
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 8.7%
Diversified Telecommunication Services — 5.9%
Saudi Telecom Co.	26,315	$298,030
Media — 0.5%
Arabian Contracting Services Co.	288	9,348 *
Saudi Research & Media Group	588	13,812 *
Total Media		23,160
Wireless Telecommunication Services — 2.3%
Etihad Etisalat Co.	5,655	98,404
Mobile Telecommunications Co. Saudi Arabia	6,621	20,361
Total Wireless Telecommunication Services		118,765

Total Communication Services		439,955
Consumer Discretionary — 2.3%
Hotels, Restaurants & Leisure — 0.9%
Jabal Omar Development Co.	8,694	36,768 *
Seera Group Holding	2,016	10,610 *
Total Hotels, Restaurants & Leisure		47,378
Specialty Retail — 1.4%
Aldrees Petroleum and Transport Services Co.	732	26,041
Jarir Marketing Co.	8,841	33,266
United Electronics Co.	558	12,022
Total Specialty Retail		71,329

Total Consumer Discretionary		118,707
Consumer Staples — 2.6%
Consumer Staples Distribution & Retail — 0.3%
Nahdi Medical Co.	585	16,384
Food Products — 2.3%
Almarai Co. JSC	7,334	85,797
Saudia Dairy & Foodstuff Co.	228	12,759
Savola Group	2,211	15,673 *
Total Food Products		114,229

Total Consumer Staples		130,613
Energy — 12.5%
Energy Equipment & Services — 0.7%
Ades Holding Co.	5,112	24,616
Arabian Drilling Co.	402	8,769
Total Energy Equipment & Services		33,385
Oil, Gas & Consumable Fuels — 11.8%
Rabigh Refining & Petrochemical Co.	6,279	17,619 *
Saudi Arabian Oil Co.	79,949	583,756 (a)
Total Oil, Gas & Consumable Fuels		601,375

Total Energy		634,760
Financials — 41.6%
Banks — 38.8%
Al Rajhi Bank	26,177	743,609
Alinma Bank	18,377	141,331
Arab National Bank	13,252	76,067
See Notes to Financial Statements.

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 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank AlBilad	11,013	$79,532
Bank Al-Jazira	9,438	29,527
Banque Saudi Fransi	18,215	96,254
Riyad Bank	22,625	177,740
Saudi Awwal Bank	14,875	147,854
Saudi Investment Bank	9,207	32,460
Saudi National Bank	39,697	442,394
Total Banks		1,966,768
Capital Markets — 0.6%
Saudi Tadawul Group Holding Co.	723	26,935
Insurance — 2.2%
Al Rajhi Co. for Co.-operative Insurance	738	20,787 *
Bupa Arabia for Cooperative Insurance Co.	1,164	54,593
Co. for Cooperative Insurance	1,104	37,657
Total Insurance		113,037

Total Financials		2,106,740
Health Care — 3.5%
Health Care Providers & Services — 3.2%
Dallah Healthcare Co.	696	24,760
Dr Soliman Abdel Kader Fakeeh Hospital Co.	798	7,196
Dr Sulaiman Al Habib Medical Services Group Co.	1,527	105,148
Mouwasat Medical Services Co.	1,377	26,659
Total Health Care Providers & Services		163,763
Pharmaceuticals — 0.3%
Jamjoom Pharmaceuticals Factory Co.	411	15,585

Total Health Care		179,348
Industrials — 3.0%
Air Freight & Logistics — 0.5%
SAL Saudi Logistics Services	588	26,167
Commercial Services & Supplies — 0.2%
Catrion Catering Holding Co.	603	11,120
Electrical Equipment — 1.3%
Electrical Industries Co.	8,256	36,741
Riyadh Cables Group Co.	990	31,632
Total Electrical Equipment		68,373
Industrial Conglomerates — 0.5%
Astra Industrial Group Co.	558	22,736
Passenger Airlines — 0.3%
flynas Co. SJSC	993	13,210 *
Transportation Infrastructure — 0.2%
Saudi Ground Services Co.	1,341	11,485

Total Industrials		153,091
Information Technology — 1.4%
IT Services — 1.4%
Arabian Internet & Communications Services Co.	365	19,025
Elm Co.	351	50,135

Total Information Technology		69,160
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Saudi Arabia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 16.3%
Chemicals — 10.0%
Advanced Petrochemical Co.	1,905	$12,823 *
National Industrialization Co.	4,929	12,110 *
SABIC Agri-Nutrients Co.	3,499	135,201
Sahara International Petrochemical Co.	5,403	23,296
Saudi Aramco Base Oil Co.	753	21,431
Saudi Basic Industries Corp.	14,252	229,013
Saudi Industrial Investment Group	5,004	17,642
Saudi Kayan Petrochemical Co.	11,049	16,459 *
Yanbu National Petrochemical Co.	4,143	39,392
Total Chemicals		507,367
Metals & Mining — 6.3%
Saudi Arabian Mining Co.	18,565	320,581 *

Total Materials		827,948
Real Estate — 3.0%
Real Estate Management & Development — 3.0%
Arabian Centres Co.	3,498	15,930 (a)
Dar Al Arkan Real Estate Development Co.	7,956	38,480 *
Makkah Construction & Development Co.	1,473	33,149
Taiba Investments Co.	1,920	18,921
Umm Al Qura for Development & Construction Co.	10,469	46,032 *

Total Real Estate		152,512
Utilities — 4.4%
Electric Utilities — 1.1%
Saudi Energy Co.	11,754	53,028
Independent Power and Renewable Electricity Producers — 3.1%
ACWA Power Co.	3,433	158,632 *
Multi-Utilities — 0.2%
Power & Water Utility Co. for Jubail & Yanbu	1,128	9,523

Total Utilities		221,183
Total Investments — 99.3% (Cost — $3,418,763)		5,034,017
Other Assets in Excess of Liabilities — 0.7%		37,481
Total Net Assets — 100.0%		$5,071,498

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:
JSC	—	Joint Stock Company
SJSC	—	Simplified Joint Stock Company

Summary of Investments by Country# (unaudited)
Saudi Arabia	100.0%
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

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 Franklin FTSE Saudi Arabia ETF
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Saudi Arabia Index	2	6/26	$36,322	$37,330	$1,008
See Notes to Financial Statements.

161
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.2%
Communication Services — 3.4%
Diversified Telecommunication Services — 0.1%
LG Uplus Corp.	66,348	$672,728
Entertainment — 1.0%
HYBE Co. Ltd.	7,182	1,402,029
Krafton Inc.	8,664	1,442,444
NCSoft Corp.	3,990	583,528
Netmarble Corp.	8,322	267,321 (a)
Pearl Abyss Corp.	10,830	487,886 *
Total Entertainment		4,183,208
Interactive Media & Services — 2.2%
Kakao Corp.	97,698	2,921,404
NAVER Corp.	47,652	6,268,977
Total Interactive Media & Services		9,190,381
Media — 0.1%
Cheil Worldwide Inc.	22,002	272,502
Wireless Telecommunication Services — 0.0%††
SK Telecom Co. Ltd.	3,420	170,593

Total Communication Services		14,489,412
Consumer Discretionary — 7.3%
Automobile Components — 1.4%
Hankook Tire & Technology Co. Ltd.	21,888	773,114
Hanon Systems	113,658	277,531 *
HL Mando Co. Ltd.	10,260	328,569
Hyundai Mobis Co. Ltd.	18,582	4,585,902
Total Automobile Components		5,965,116
Automobiles — 4.7%
Hyundai Motor Co.	43,092	12,533,859
Kia Corp.	75,468	7,154,346
Total Automobiles		19,688,205
Broadline Retail — 0.1%
Lotte Shopping Co. Ltd.	3,534	249,652
Hotels, Restaurants & Leisure — 0.2%
Hanjin Kal Corp.	7,524	529,551
Kangwon Land Inc.	36,252	399,763
Total Hotels, Restaurants & Leisure		929,314
Household Durables — 0.7%
Coway Co. Ltd.	16,986	800,698
LG Electronics Inc.	33,744	2,326,489
Total Household Durables		3,127,187
Specialty Retail — 0.1%
Hotel Shilla Co. Ltd.	10,146	291,466 *
Textiles, Apparel & Luxury Goods — 0.1%
F&F Co. Ltd.	4,104	164,251
Misto Holdings Corp.	8,094	216,664
Total Textiles, Apparel & Luxury Goods		380,915

Total Consumer Discretionary		30,631,855
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 2.3%
Consumer Staples Distribution & Retail — 0.2%
BGF retail Co. Ltd.	2,622	$238,465
Dongsuh Cos. Inc.	9,576	170,994
E-MART Inc.	6,042	377,514
GS Retail Co. Ltd.	10,260	146,701
Total Consumer Staples Distribution & Retail		933,674
Food Products — 0.5%
CJ CheilJedang Corp.	2,508	354,508
NongShim Co. Ltd.	1,026	245,841
Orion Corp.	7,068	590,673
Samyang Foods Co. Ltd.	1,313	1,028,694
Total Food Products		2,219,716
Personal Care Products — 0.8%
Amorepacific Corp.	9,348	837,362
Amorepacific Holdings Corp.	7,068	127,595
APR Corp.	7,866	1,730,710
LG H&H Co. Ltd.	2,964	477,986
Total Personal Care Products		3,173,653
Tobacco — 0.8%
KT&G Corp.	31,692	3,294,073

Total Consumer Staples		9,621,116
Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
HD Hyundai Co. Ltd.	13,224	2,063,485
SK Innovation Co. Ltd.	22,344	1,585,736
S-Oil Corp.	12,996	893,467

Total Energy		4,542,688
Financials — 11.7%
Banks — 7.6%
BNK Financial Group Inc.	77,862	909,445
Hana Financial Group Inc.	85,500	5,950,641
iM Financial Group Co. Ltd.	44,802	488,781
Industrial Bank of Korea	79,914	1,113,938
KakaoBank Corp.	60,306	942,989
KB Financial Group Inc.	113,886	10,550,990
Shinhan Financial Group Co. Ltd.	135,660	7,767,690
Woori Financial Group Inc.	213,978	4,477,521
Total Banks		32,201,995
Capital Markets — 1.5%
Korea Investment Holdings Co. Ltd.	13,110	1,733,278
Mirae Asset Securities Co. Ltd.	63,840	2,567,521
NH Investment & Securities Co. Ltd.	42,066	812,949
Samsung Securities Co. Ltd.	19,950	1,203,526
Total Capital Markets		6,317,274
Consumer Finance — 0.1%
Samsung Card Co. Ltd.	7,524	260,845
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — 0.5%
Kakaopay Corp.	11,400	$363,588 *
Meritz Financial Group Inc.	22,458	1,633,416 *
Total Financial Services		1,997,004
Insurance — 2.0%
DB Insurance Co. Ltd.	13,908	1,487,370
Hanwha Life Insurance Co. Ltd.	87,096	251,908 *
Hyundai Marine & Fire Insurance Co. Ltd.	18,582	365,780 *
Samsung Fire & Marine Insurance Co. Ltd.	9,918	2,852,401
Samsung Life Insurance Co. Ltd.	25,080	3,446,832
Total Insurance		8,404,291

Total Financials		49,181,409
Health Care — 4.5%
Biotechnology — 2.7%
ABLBio Inc.	12,882	1,395,308 *
Alteogen Inc.	12,540	2,795,946
Celltrion Inc.	46,626	6,003,099
Green Cross Corp.	1,710	159,540
Samsung Episholdings Co. Ltd.	2,052	661,827 *
SK Bioscience Co. Ltd.	8,322	226,571 *
Total Biotechnology		11,242,291
Health Care Equipment & Supplies — 0.3%
HLB Inc.	38,418	1,269,187 *
Health Care Providers & Services — 0.0%††
Hanmi Science Co. ltd	5,700	138,067
Life Sciences Tools & Services — 0.9%
Samsung Biologics Co. Ltd.	3,762	3,694,087 *(a)
Pharmaceuticals — 0.6%
Celltrion Pharm Inc.	6,612	236,567
Hanmi Pharm Co. Ltd.	1,938	651,630
SK Biopharmaceuticals Co. Ltd.	9,006	557,418 *
Yuhan Corp.	17,556	1,086,612
Total Pharmaceuticals		2,532,227

Total Health Care		18,875,859
Industrials — 21.3%
Aerospace & Defense — 3.5%
Hanwha Aerospace Co. Ltd.	10,830	8,831,437
Hanwha Systems Co. Ltd.	23,256	1,732,452
Korea Aerospace Industries Ltd.	22,458	2,414,933
LIG Nex1 Co. Ltd.	4,218	1,682,628
Total Aerospace & Defense		14,661,450
Air Freight & Logistics — 0.4%
CJ Logistics Corp.	2,850	192,400
Hyundai Glovis Co. Ltd.	11,856	1,606,190
Total Air Freight & Logistics		1,798,590
Commercial Services & Supplies — 0.1%
KEPCO Plant Service & Engineering Co. Ltd.	6,954	251,981
See Notes to Financial Statements.

164
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
S-1 Corp.	6,384	$357,202
Total Commercial Services & Supplies		609,183
Construction & Engineering — 0.9%
GS Engineering & Construction Corp.	20,748	340,009
Hyundai Engineering & Construction Co. Ltd.	23,142	2,147,017
Samsung E&A Co. Ltd.	49,932	1,163,825
Total Construction & Engineering		3,650,851
Electrical Equipment — 6.9%
Doosan Enerbility Co. Ltd.	140,904	8,445,132 *
Ecopro BM Co. Ltd.	15,504	1,945,529
Ecopro Co. Ltd.	31,920	2,907,218
Ecopro Materials Co. Ltd.	7,980	349,075 *
HD Hyundai Electric Co. Ltd.	7,018	3,812,213
Hyosung Heavy Industries Corp.	1,658	2,658,602
L&F Co. Ltd.	8,892	835,412 *
LG Energy Solution Ltd.	13,224	3,406,044 *
LS Corp.	5,358	895,536
LS Electric Co. Ltd.	4,902	2,297,937
POSCO Future M Co. Ltd.	10,488	1,393,470
SK IE Technology Co. Ltd.	7,980	110,714 *(a)
Total Electrical Equipment		29,056,882
Industrial Conglomerates — 4.7%
CJ Corp.	4,218	520,486
Doosan Co. Ltd.	2,166	1,450,929
GS Holdings Corp.	13,908	579,330
Hanwha Corp.	8,778	613,798
LG Corp.	27,360	1,479,064
Lotte Corp.	9,120	162,554
Samsung C&T Corp.	25,194	4,169,803
SK Inc.	11,514	2,262,732
SK Square Co. Ltd.	28,614	8,715,066 *
Total Industrial Conglomerates		19,953,762
Machinery — 4.1%
Doosan Bobcat Inc.	15,618	580,200
Hanwha Ocean Co. Ltd.	39,900	3,131,251 *
HD Hyundai Heavy Industries Co. Ltd.	9,918	3,011,047
HD Hyundai Marine Solution Co. Ltd.	5,016	588,172
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	14,250	3,200,470
Hyundai Rotem Co. Ltd.	23,142	2,561,009
Rainbow Robotics	2,622	891,889 *
Samsung Heavy Industries Co. Ltd.	201,666	3,219,230 *
Total Machinery		17,183,268
Marine Transportation — 0.3%
HMM Co. Ltd.	85,500	1,092,440
Pan Ocean Co. Ltd.	77,178	246,653
Total Marine Transportation		1,339,093
See Notes to Financial Statements.

165
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 0.2%
Korean Air Lines Co. Ltd.	58,938	$906,206
Trading Companies & Distributors — 0.2%
Posco International Corp.	14,706	686,501

Total Industrials		89,845,786
Information Technology — 41.1%
Electronic Equipment, Instruments & Components — 3.1%
Hanwha Vision Co. Ltd.	10,602	491,458 *
IsuPetasys Co. Ltd.	17,328	1,108,702
LG Display Co. Ltd.	92,568	655,739 *
LG Innotek Co. Ltd.	4,446	851,958
Samsung Electro-Mechanics Co. Ltd.	17,556	4,670,826
Samsung SDI Co. Ltd.	19,380	5,162,433 *
Total Electronic Equipment, Instruments & Components		12,941,116
IT Services — 0.6%
Hyundai Autoever Corp.	2,166	506,977
LG CNS Co. Ltd.	15,390	560,678
Posco DX Co. Ltd.	16,758	322,216
Samsung SDS Co. Ltd.	12,654	1,240,078
Total IT Services		2,629,949
Semiconductors & Semiconductor Equipment — 19.8%
Hanmi Semiconductor Co. Ltd.	13,338	2,185,772
SK hynix Inc.	154,128	81,207,388
Total Semiconductors & Semiconductor Equipment		83,393,160
Technology Hardware, Storage & Peripherals — 17.6%
Samsung Electronics Co. Ltd.	679,440	74,169,927

Total Information Technology		173,134,152
Materials — 2.9%
Chemicals — 1.2%
Hanwha Solutions Corp.	33,630	815,692 *
KCC Corp.	1,368	430,500
Kumho Petrochemical Co. Ltd.	4,788	368,560
LG Chem Ltd.	14,706	2,870,822
Lotte Chemical Corp.	5,700	299,951
SKC Co. Ltd.	5,928	353,362 *
Total Chemicals		5,138,887
Metals & Mining — 1.7%
Hyundai Steel Co.	26,790	588,570
Korea Zinc Co. Ltd.	1,326	1,231,072
POSCO Holdings Inc.	23,712	5,147,547
Total Metals & Mining		6,967,189

Total Materials		12,106,076
Utilities — 0.6%
Electric Utilities — 0.5%
Korea Electric Power Corp.	82,194	2,235,093
See Notes to Financial Statements.

166
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Gas Utilities — 0.1%
Korea Gas Corp.		8,436	$192,497

Total Utilities			2,427,590
Total Common Stocks (Cost — $286,728,894)			404,855,943
	Rate
Preferred Stocks — 3.1%
Consumer Discretionary — 0.7%
Automobiles — 0.7%
Hyundai Motor Co.	1.114%	6,954	1,039,706 (b)
Hyundai Motor Co., Series 2	1.118%	10,944	1,661,267 (b)
Total Automobiles			2,700,973
Household Durables — 0.0%††
LG Electronics Inc.	1.903%	5,016	154,903 (b)

Total Consumer Discretionary			2,855,876
Consumer Staples — 0.0%††
Food Products — 0.0%††
CJ CheilJedang Corp.	1.192%	342	29,028 (b)
Personal Care Products — 0.0%††
Amorepacific Corp.	2.727%	2,736	81,545 (b)
LG H&H Co. Ltd.	0.985%	570	39,671 (b)
Total Personal Care Products			121,216

Total Consumer Staples			150,244
Financials — 0.2%
Capital Markets — 0.2%
Korea Investment Holdings Co. Ltd.	5.834%	1,824	178,631 (b)
Mirae Asset Securities Co. Ltd.	1.591%	41,724	513,769 (b)
Total Capital Markets			692,400
Insurance — 0.0%††
Samsung Fire & Marine Insurance Co. Ltd.	5.471%	912	212,273 (b)

Total Financials			904,673
Industrials — 0.1%
Industrial Conglomerates — 0.1%
Doosan Co. Ltd.	0.920%	570	163,745 (b)
Hanwha Corp.	2.719%	6,156	170,012 (b)

Total Industrials			333,757
Information Technology — 2.1%
Electronic Equipment, Instruments & Components — 0.0%††
Samsung SDI Co. Ltd.	—	456	62,818 *
Technology Hardware, Storage & Peripherals — 2.1%
Samsung Electronics Co. Ltd.	0.497%	116,052	8,637,697 (b)

Total Information Technology			8,700,515
Materials — 0.0%††
Chemicals — 0.0%††
LG Chem Ltd.	1.398%	2,508	240,050 (b)

Total Preferred Stocks (Cost — $9,021,646)			13,185,115
Total Investments before Short-Term Investments (Cost — $295,750,540)			418,041,058
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE South Korea ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,595)	3.536%	1,595	$1,595 (c)(d)(e)
Total Investments — 99.3% (Cost — $295,752,135)			418,042,653
Other Assets in Excess of Liabilities — 0.7%			2,739,162
Total Net Assets — 100.0%			$420,781,815

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	The rate shown represents the yield as of March 31, 2026.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $1,595 and the cost was $1,595 (Note 6).

(e)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Summary of Investments by Country# (unaudited)
South Korea	100.0%
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
KOSPI 200 Mini Index	18	6/26	$2,358,523	$2,201,303	$(157,220)
See Notes to Financial Statements.

168
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 1.2%
Diversified Telecommunication Services — 1.2%
Swisscom AG, Registered Shares	1,140	$946,276

Consumer Discretionary — 4.6%
Specialty Retail — 0.3%
Avolta AG	4,199	246,960
Textiles, Apparel & Luxury Goods — 4.3%
Cie Financiere Richemont SA, Registered Shares	16,948	2,922,214
Swatch Group AG, Bearer Shares	1,254	270,760
Swatch Group AG, Registered Shares	1,843	79,725
Total Textiles, Apparel & Luxury Goods		3,272,699

Total Consumer Discretionary		3,519,659
Consumer Staples — 14.4%
Food Products — 14.4%
Barry Callebaut AG, Registered Shares	158	272,329
Chocoladefabriken Lindt & Spruengli AG	94	1,313,695
Nestle SA, Registered Shares	95,456	9,315,736

Total Consumer Staples		10,901,760
Financials — 17.6%
Banks — 0.3%
Banque Cantonale Vaudoise, Registered Shares	1,273	204,364
Capital Markets — 7.3%
Julius Baer Group Ltd.	9,177	664,220
Partners Group Holding AG	965	1,016,219
Swissquote Group Holding SA, Registered Shares	475	229,830
UBS Group AG, Registered Shares	92,701	3,545,146
VZ Holding AG	665	124,799
Total Capital Markets		5,580,214
Insurance — 10.0%
Helvetia Baloise Holding AG, Registered Shares	3,439	879,062
Swiss Life Holding AG, Registered Shares	1,278	1,375,415
Swiss Re AG	12,597	2,072,458
Zurich Insurance Group AG	4,617	3,225,666
Total Insurance		7,552,601

Total Financials		13,337,179
Health Care — 38.2%
Health Care Equipment & Supplies — 3.5%
Alcon AG	22,230	1,639,413
Sonova Holding AG, Registered Shares	2,204	490,966
Straumann Holding AG, Registered Shares	4,854	495,337
Total Health Care Equipment & Supplies		2,625,716
Life Sciences Tools & Services — 2.7%
Bachem Holding AG	1,026	82,803
Lonza Group AG, Registered Shares	3,086	1,938,663
Total Life Sciences Tools & Services		2,021,466
Pharmaceuticals — 32.0%
Galderma Group AG	8,246	1,574,185
See Notes to Financial Statements.

169
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Novartis AG, Registered Shares	71,041	$10,685,104
Roche Holding AG	26,011	10,186,873
Roche Holding AG, Bearer Shares	1,083	440,990
Sandoz Group AG	18,544	1,424,810
Total Pharmaceuticals		24,311,962

Total Health Care		28,959,144
Industrials — 12.2%
Building Products — 1.7%
Belimo Holding AG, Registered Shares	437	345,608
Geberit AG, Registered Shares	1,475	977,643
Total Building Products		1,323,251
Electrical Equipment — 6.1%
ABB Ltd., Registered Shares	59,052	4,647,438
Machinery — 2.4%
Georg Fischer AG, Registered Shares	3,477	174,813
Schindler Holding AG	1,824	591,089
Schindler Holding AG, Registered Shares	912	282,606
VAT Group AG	1,216	732,127 (a)
Total Machinery		1,780,635
Marine Transportation — 0.6%
Kuehne + Nagel International AG, Registered Shares	2,071	464,689
Professional Services — 1.0%
SGS SA, Registered Shares	7,457	780,454
Transportation Infrastructure — 0.4%
Flughafen Zurich AG, Registered Shares	855	263,879

Total Industrials		9,260,346
Information Technology — 1.1%
Software — 0.3%
Temenos AG, Registered Shares	2,470	211,635
Technology Hardware, Storage & Peripherals — 0.8%
Logitech International SA, Registered Shares	6,612	595,413

Total Information Technology		807,048
Materials — 7.6%
Chemicals — 3.4%
EMS-Chemie Holding AG, Registered Shares	306	237,054
Givaudan SA, Registered Shares	344	1,149,021
Sika AG, Registered Shares	7,201	1,164,097
Total Chemicals		2,550,172
Construction Materials — 3.9%
Amrize Ltd.	22,382	1,212,759
Holcim AG	21,888	1,768,364
Total Construction Materials		2,981,123
Containers & Packaging — 0.3%
SIG Group AG	14,630	215,750 *

Total Materials		5,747,045
See Notes to Financial Statements.

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 Franklin FTSE Switzerland ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Real Estate — 1.3%
Real Estate Management & Development — 1.3%
PSP Swiss Property AG, Registered Shares		2,052	$404,757
Swiss Prime Site AG, Registered Shares		3,610	606,496

Total Real Estate			1,011,253
Utilities — 0.2%
Electric Utilities — 0.2%
BKW AG		893	173,588
Total Investments before Short-Term Investments (Cost — $65,070,270)			74,663,298
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $148)	3.536%	148	148 (b)(c)(d)
Total Investments — 98.4% (Cost — $65,070,418)			74,663,446
Other Assets in Excess of Liabilities — 1.6%			1,190,774
Total Net Assets — 100.0%			$75,854,220

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $148 and the cost was $148 (Note 6).

(d)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Summary of Investments by Country# (unaudited)
Switzerland	50.0%
United States	50.0
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Swiss Market Index	7	6/26	$1,105,909	$1,103,901	$(2,008)
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.4%
Diversified Telecommunication Services — 1.2%
Chunghwa Telecom Co. Ltd.	4,208,520	$17,508,075
Entertainment — 0.4%
International Games System Co. Ltd.	246,155	5,797,770
Wireless Telecommunication Services — 0.8%
Far EasTone Telecommunications Co. Ltd.	1,948,000	5,599,662
Taiwan Mobile Co. Ltd.	1,567,190	5,343,251
Total Wireless Telecommunication Services		10,942,913

Total Communication Services		34,248,758
Consumer Discretionary — 1.1%
Automobile Components — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	2,080,700	2,024,078
Automobiles — 0.0%††
Yulon Motor Co. Ltd.	626,540	533,059
Broadline Retail — 0.0%††
momo.com Inc.	90,773	502,559
Household Durables — 0.1%
Nien Made Enterprise Co. Ltd.	183,590	1,895,048
Leisure Products — 0.1%
Giant Manufacturing Co. Ltd.	347,315	781,106
Specialty Retail — 0.3%
Hotai Motor Co. Ltd.	308,190	4,660,928
Textiles, Apparel & Luxury Goods — 0.4%
Eclat Textile Co. Ltd.	204,090	2,106,653
Feng TAY Enterprise Co. Ltd.	491,284	1,230,899
Pou Chen Corp.	2,492,000	2,205,931
Total Textiles, Apparel & Luxury Goods		5,543,483

Total Consumer Discretionary		15,940,261
Consumer Staples — 1.1%
Consumer Staples Distribution & Retail — 0.3%
President Chain Store Corp.	586,620	4,119,368
Food Products — 0.8%
Uni-President Enterprises Corp.	5,428,300	12,055,342

Total Consumer Staples		16,174,710
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Formosa Petrochemical Corp.	1,312,390	2,261,892

Financials — 15.4%
Banks — 9.7%
Chang Hwa Commercial Bank Ltd.	8,130,000	5,187,739
CTBC Financial Holding Co. Ltd.	19,470,000	31,242,133
E.Sun Financial Holding Co. Ltd.	16,912,000	16,795,621
Far Eastern International Bank	2,690,000	1,047,560
First Financial Holding Co. Ltd.	11,963,000	10,552,287
Hua Nan Financial Holdings Co. Ltd.	10,252,000	10,646,431
Mega Financial Holding Co. Ltd.	13,004,000	15,639,781
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Shanghai Commercial & Savings Bank Ltd.	4,191,000	$5,112,574
SinoPac Financial Holdings Co. Ltd.	13,975,000	13,419,847
Taiwan Business Bank	7,802,000	3,660,619
Taiwan Cooperative Financial Holding Co. Ltd.	11,533,000	8,459,457
TS Financial Holding Co. Ltd.	25,339,000	18,348,384
Total Banks		140,112,433
Capital Markets — 0.1%
Capital Securities Corp.	1,825,000	1,564,123
Financial Services — 1.6%
Chailease Holding Co. Ltd.	1,643,357	5,628,639
Yuanta Financial Holding Co. Ltd.	12,008,000	16,808,195
Total Financial Services		22,436,834
Insurance — 4.0%
Cathay Financial Holding Co. Ltd.	10,324,900	22,703,799
Fubon Financial Holding Co. Ltd.	9,201,851	24,753,181
KGI Financial Holding Co. Ltd.	17,376,000	10,462,559
Total Insurance		57,919,539

Total Financials		222,032,929
Health Care — 0.6%
Biotechnology — 0.4%
PharmaEssentia Corp.	311,832	5,852,336
Pharmaceuticals — 0.2%
Caliway Biopharmaceuticals Co. Ltd.	1,096,000	2,958,549 *

Total Health Care		8,810,885
Industrials — 4.5%
Building Products — 0.1%
Taiwan Glass Industry Corp.	1,069,000	1,735,411 *
Commercial Services & Supplies — 0.1%
Taiwan Secom Co. Ltd.	261,040	926,745
Construction & Engineering — 0.3%
United Integrated Services Co. Ltd.	184,000	4,725,180
Electrical Equipment — 1.8%
Advanced Energy Solution Holding Co. Ltd.	33,430	1,029,983
Bizlink Holding Inc.	199,000	10,830,779
Fortune Electric Co. Ltd.	158,953	3,912,919
Shihlin Electric & Engineering Corp.	275,200	1,536,540
Tatung Co. Ltd.	1,241,000	1,211,110
Teco Electric and Machinery Co. Ltd.	1,545,000	2,899,593
Voltronic Power Technology Corp.	74,210	1,680,577
Walsin Lihwa Corp.	3,402,352	3,208,662
Total Electrical Equipment		26,310,163
Industrial Conglomerates — 0.2%
Far Eastern New Century Corp.	3,329,298	2,738,835
Machinery — 0.5%
Airtac International Group	154,380	4,795,100
Hiwin Technologies Corp.	326,789	2,335,667
Total Machinery		7,130,767
See Notes to Financial Statements.

173
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Marine Transportation — 1.0%
Evergreen Marine Corp. Taiwan Ltd.	1,198,490	$7,478,847
U-Ming Marine Transport Corp.	466,553	846,421
Wan Hai Lines Ltd.	1,323,230	3,191,149
Yang Ming Marine Transport Corp.	1,932,273	3,142,890
Total Marine Transportation		14,659,307
Passenger Airlines — 0.4%
China Airlines Ltd.	3,185,000	1,783,281
Eva Airways Corp.	2,975,000	3,159,251
Total Passenger Airlines		4,942,532
Transportation Infrastructure — 0.1%
Taiwan High Speed Rail Corp.	2,230,000	1,837,989

Total Industrials		65,006,929
Information Technology — 71.6%
Communications Equipment — 1.8%
Accton Technology Corp.	546,300	25,802,721
Electronic Equipment, Instruments & Components — 21.9%
AUO Corp.	6,560,000	2,975,289
Chroma ATE Inc.	406,821	18,642,251
Delta Electronics Inc.	2,129,250	91,910,072
E Ink Holdings Inc.	885,000	3,778,621
Elite Material Co. Ltd.	316,133	25,709,909
Foxconn Technology Co. Ltd.	1,091,390	1,723,966
Genius Electronic Optical Co. Ltd.	93,380	1,277,878
Gold Circuit Electronics Ltd.	376,000	10,114,482
Hon Hai Precision Industry Co. Ltd.	13,450,100	78,883,133
Innolux Corp.	8,096,000	6,039,712
Largan Precision Co. Ltd.	105,900	7,138,395
Lotes Co. Ltd.	92,175	5,910,502
Nan Ya Printed Circuit Board Corp.	234,530	3,829,361
Synnex Technology International Corp.	1,355,400	3,213,617
Tripod Technology Corp.	488,000	5,166,969
Unimicron Technology Corp.	1,421,292	19,761,160
Walsin Technology Corp.	310,090	1,134,831
WPG Holdings Ltd.	1,623,000	4,467,438
WT Microelectronics Co. Ltd.	964,000	6,543,259
Yageo Corp.	1,712,370	13,042,293
Zhen Ding Technology Holding Ltd.	802,680	5,184,655
Total Electronic Equipment, Instruments & Components		316,447,793
Semiconductors & Semiconductor Equipment — 38.5%
Alchip Technologies Ltd.	87,710	6,817,621
ASE Technology Holding Co. Ltd.	3,616,200	37,157,388
ASMedia Technology Inc.	40,690	1,355,485
ASPEED Technology Inc.	33,370	11,168,564
eMemory Technology Inc.	74,351	6,116,457
Formosa Sumco Technology Corp.	67,780	276,675
Global Unichip Corp.	91,650	6,206,514
Globalwafers Co. Ltd.	281,460	3,702,031
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Jentech Precision Industrial Co. Ltd.	92,770	$11,012,266
King Yuan Electronics Co. Ltd.	1,189,500	9,710,964
MediaTek Inc.	1,621,050	75,550,970
MPI Corp.	95,000	10,682,671
Nanya Technology Corp.	1,238,380	7,689,035 *
Novatek Microelectronics Corp.	634,640	7,533,496
Parade Technologies Ltd.	82,446	1,227,535
Phison Electronics Corp.	188,500	8,844,229
Powerchip Semiconductor Manufacturing Corp.	3,552,000	5,899,631 *
Powertech Technology Inc.	759,900	4,444,833
Realtek Semiconductor Corp.	535,975	8,013,639
Silergy Corp.	363,940	3,198,847
Sino-American Silicon Products Inc.	603,960	2,030,832
Taiwan Semiconductor Manufacturing Co. Ltd.	5,214,016	287,039,980
United Microelectronics Corp.	12,853,380	22,715,545
Vanguard International Semiconductor Corp.	1,144,348	4,152,154
Win Semiconductors Corp.	378,910	4,165,995
Winbond Electronics Corp.	3,427,000	9,668,921
Total Semiconductors & Semiconductor Equipment		556,382,278
Technology Hardware, Storage & Peripherals — 9.4%
Acer Inc.	3,146,000	2,681,530
Advantech Co. Ltd.	505,748	5,038,497
Asia Vital Components Co. Ltd.	357,828	22,273,310
Asustek Computer Inc.	753,130	12,933,011
Catcher Technology Co. Ltd.	524,470	3,084,153
Chicony Electronics Co. Ltd.	638,240	2,385,664
Compal Electronics Inc.	4,650,000	3,919,847
Gigabyte Technology Co. Ltd.	594,500	4,137,512
HTC Corp.	736,200	902,691 *
Inventec Corp.	2,816,000	3,527,707
King Slide Works Co. Ltd.	62,373	6,194,378
Lite-On Technology Corp.	2,140,100	9,405,194
Micro-Star International Co. Ltd.	754,300	2,005,489
Pegatron Corp.	2,123,841	5,062,142
Quanta Computer Inc.	2,909,680	25,347,072
Transcend Information Inc.	208,560	1,376,483
Wistron Corp.	3,371,370	12,918,136
Wiwynn Corp.	114,060	11,773,475
Total Technology Hardware, Storage & Peripherals		134,966,291

Total Information Technology		1,033,599,083
Materials — 2.9%
Chemicals — 1.9%
Eternal Materials Co. Ltd.	900,200	1,621,880
Formosa Chemicals & Fibre Corp.	3,704,900	5,209,110
Formosa Plastics Corp.	4,626,550	6,642,435
Nan Ya Plastics Corp.	5,433,150	12,558,955
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE Taiwan ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Chemicals — continued
Taiwan Fertilizer Co. Ltd.		681,955	$970,565
Total Chemicals			27,002,945
Construction Materials — 0.5%
Asia Cement Corp.		2,562,260	2,781,058
TCC Group Holdings Co. Ltd.		7,365,500	5,298,921
Total Construction Materials			8,079,979
Metals & Mining — 0.5%
China Steel Corp.		12,309,000	7,276,825

Total Materials			42,359,749
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Ruentex Development Co. Ltd.		1,725,200	1,340,983
Total Investments before Short-Term Investments (Cost — $1,239,214,206)			1,441,776,179
	Rate
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $128,117)	3.536%	128,117	128,117 (a)(b)(c)
Total Investments — 99.9% (Cost — $1,239,342,323)			1,441,904,296
Other Assets in Excess of Liabilities — 0.1%			1,788,894
Total Net Assets — 100.0%			$1,443,693,190

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $128,117 and the cost was $128,117 (Note 6).

(c)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Summary of Investments by Country# (unaudited)
Taiwan	99.4%
China	0.6
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 2.2%
Diversified Telecommunication Services — 0.6%
BT Group PLC	1,443,227	$4,006,199
Zegona Communications PLC	45,984	994,481
Total Diversified Telecommunication Services		5,000,680
Interactive Media & Services — 0.3%
Autotrader Group PLC	213,634	1,322,670 (a)
Rightmove PLC	197,827	1,118,890
Total Interactive Media & Services		2,441,560
Media — 0.4%
Informa PLC	329,552	3,248,051
Wireless Telecommunication Services — 0.9%
Airtel Africa PLC	174,356	792,315 (a)
Vodafone Group PLC	4,679,830	6,992,070
Total Wireless Telecommunication Services		7,784,385

Total Communication Services		18,474,676
Consumer Discretionary — 4.1%
Broadline Retail — 0.6%
Next PLC	29,219	4,883,814
Diversified Consumer Services — 0.2%
Pearson PLC	161,902	2,112,796
Hotels, Restaurants & Leisure — 2.3%
Compass Group PLC	434,453	11,945,233
Entain PLC	152,801	1,130,407
InterContinental Hotels Group PLC	36,883	4,809,543
Whitbread PLC	43,110	1,305,256
Total Hotels, Restaurants & Leisure		19,190,439
Household Durables — 0.5%
Barratt Redrow PLC	343,922	1,180,538
Berkeley Group Holdings PLC	22,992	1,041,779
Persimmon PLC	79,993	1,127,125
Taylor Wimpey PLC	900,999	1,054,124
Total Household Durables		4,403,566
Specialty Retail — 0.3%
JD Sports Fashion PLC	609,767	568,177
Kingfisher PLC	437,806	1,638,475
Total Specialty Retail		2,206,652
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC	91,489	1,312,634 *

Total Consumer Discretionary		34,109,901
Consumer Staples — 14.0%
Beverages — 2.2%
Coca-Cola Europacific Partners PLC	53,648	4,860,221
Coca-Cola HBC AG	51,253	2,869,757
Diageo PLC	569,531	10,484,520
Total Beverages		18,214,498
See Notes to Financial Statements.

177
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 1.8%
J Sainsbury PLC	430,621	$1,925,044
Marks & Spencer Group PLC	523,068	2,339,698
Tesco PLC	1,595,070	9,951,269
Total Consumer Staples Distribution & Retail		14,216,011
Food Products — 0.2%
Associated British Foods PLC	73,766	1,825,369
Household Products — 1.4%
Reckitt Benckiser Group PLC	167,650	11,248,547
Personal Care Products — 3.7%
Unilever PLC	548,934	30,395,674
Tobacco — 4.7%
British American Tobacco PLC	538,875	31,060,941
Imperial Brands PLC	190,642	7,685,282
Total Tobacco		38,746,223

Total Consumer Staples		114,646,322
Energy — 12.5%
Oil, Gas & Consumable Fuels — 12.5%
BP PLC	4,014,978	32,100,848
DCC PLC	22,034	1,346,465
Shell PLC	1,456,639	68,824,730

Total Energy		102,272,043
Financials — 23.4%
Banks — 16.1%
Barclays PLC	3,561,844	18,292,471
HSBC Holdings PLC	4,395,304	70,804,965
Lloyds Banking Group PLC	15,147,417	18,444,811
NatWest Group PLC	2,045,809	14,924,268
Standard Chartered PLC	462,714	9,488,309
Total Banks		131,954,824
Capital Markets — 3.4%
3i Group PLC	253,870	8,161,892
ICG PLC	73,287	1,468,982
London Stock Exchange Group PLC	124,061	14,501,429
Schroders PLC	189,205	1,433,403
St James’s Place PLC	130,767	2,028,784
Total Capital Markets		27,594,490
Financial Services — 0.5%
M&G PLC	541,749	1,943,179
Wise PLC, Class A Shares	190,163	2,264,433 *
Total Financial Services		4,207,612
Insurance — 3.4%
Admiral Group PLC	64,186	2,666,224
Aviva PLC	776,459	6,147,592
Beazley PLC	148,490	2,479,001
Hiscox Ltd.	82,867	1,651,170
Legal & General Group PLC	1,435,563	4,662,646
Prudential PLC	650,003	8,897,305
See Notes to Financial Statements.

178
Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Standard Life PLC	191,121	$1,710,031
Total Insurance		28,213,969

Total Financials		191,970,895
Health Care — 14.4%
Health Care Equipment & Supplies — 0.6%
Convatec Group PLC	499,597	1,419,094 (a)
Smith & Nephew PLC	216,987	3,390,766
Total Health Care Equipment & Supplies		4,809,860
Health Care Providers & Services — 0.0%††
NMC Health PLC	3,705	0 *(b)(c)(d)
Pharmaceuticals — 13.8%
AstraZeneca PLC	383,679	74,325,116
GSK PLC	1,022,665	27,834,848
Haleon PLC	2,279,561	11,236,636
Total Pharmaceuticals		113,396,600

Total Health Care		118,206,460
Industrials — 13.6%
Aerospace & Defense — 6.9%
BAE Systems PLC	769,753	22,331,600
Melrose Industries PLC	320,451	2,124,725
Rolls-Royce Holdings PLC	2,170,828	32,405,417
Total Aerospace & Defense		56,861,742
Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	642,818	3,958,682
Industrial Conglomerates — 0.4%
Metlen Energy & Metals PLC	28,261	1,087,581 *
Smiths Group PLC	80,951	2,433,901
Total Industrial Conglomerates		3,521,482
Machinery — 0.8%
IMI PLC	62,270	2,077,520
Spirax Group PLC	18,681	1,644,361
Weir Group PLC	66,102	2,438,979
Total Machinery		6,160,860
Passenger Airlines — 0.3%
International Consolidated Airlines Group SA	559,472	2,580,738
Professional Services — 3.1%
Experian PLC	234,710	8,041,120
Intertek Group PLC	39,278	1,889,513
RELX PLC	465,588	15,201,911
Total Professional Services		25,132,544
Trading Companies & Distributors — 1.6%
Bunzl PLC	82,388	2,451,031
Diploma PLC	34,009	2,675,162
Howden Joinery Group PLC	137,952	1,438,965
Sunbelt Rentals Holdings Inc.	105,859	6,630,819
Total Trading Companies & Distributors		13,195,977

Total Industrials		111,412,025
See Notes to Financial Statements.

179
Franklin Templeton ETF Trust 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 0.9%
Electronic Equipment, Instruments & Components — 0.6%
Halma PLC	95,800	$4,803,120
Software — 0.3%
Sage Group PLC	240,458	2,656,595

Total Information Technology		7,459,715
Materials — 8.2%
Chemicals — 0.2%
Croda International PLC	35,446	1,315,805
Metals & Mining — 7.9%
Anglo American PLC	272,551	11,425,733
Antofagasta PLC	87,178	3,824,771
Endeavour Mining PLC	51,732	3,042,565
Evraz PLC	128,818	0 *(b)(c)(d)
Fresnillo PLC	47,421	2,066,125
Glencore PLC	2,690,064	20,060,465
Rio Tinto PLC	264,408	24,211,967
Total Metals & Mining		64,631,626
Paper & Forest Products — 0.1%
Mondi PLC	111,128	1,236,249

Total Materials		67,183,680
Real Estate — 0.7%
Diversified REITs — 0.3%
British Land Co. PLC	249,559	1,169,598
Land Securities Group PLC	189,684	1,383,253
Total Diversified REITs		2,552,851
Industrial REITs — 0.4%
Segro PLC	344,880	2,927,957

Total Real Estate		5,480,808
Utilities — 5.0%
Electric Utilities — 1.3%
SSE PLC	308,476	10,556,125
Multi-Utilities — 3.0%
Centrica PLC	1,177,382	3,299,302
National Grid PLC	1,267,434	21,217,970
Total Multi-Utilities		24,517,272
Water Utilities — 0.7%
Severn Trent PLC	67,539	2,752,066
United Utilities Group PLC	174,835	3,031,796
Total Water Utilities		5,783,862

Total Utilities		40,857,259
Total Investments before Short-Term Investments (Cost — $698,140,619)		812,073,784
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

 Franklin FTSE United Kingdom ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $7,148)	3.536%	7,148	$7,148 (e)(f)(g)
Total Investments — 99.0% (Cost — $698,147,767)			812,080,932
Other Assets in Excess of Liabilities — 1.0%			8,426,990
Total Net Assets — 100.0%			$820,507,922

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(c)	Security is valued using significant unobservable inputs (Note 1).
(d)	Value is less than $1.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $7,148 and the cost was $7,148 (Note 6).

(g)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Summary of Investments by Country# (unaudited)
United Kingdom	70.6%
United States	19.6
Australia	5.4
South Africa	1.4
Hong Kong	1.1
Chile	0.5
Ivory Coast	0.4
Italy	0.4
Mexico	0.3
Austria	0.1
Greece	0.1
Nigeria	0.1
United Arab Emirates	0.0 ††
Russia	0.0 ††
Short-Term Investments	0.0 ††
100.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
FTSE 100 Index	61	6/26	$8,291,009	$8,204,143	$(86,866)
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Assets and Liabilities
March 31, 2026

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $30,651,534, $84,232,872, $387,893,703 and $537,617,296, respectively)	$40,966,679	$86,207,972	$497,126,334	$675,857,331
Investments in affiliated securities, at value (Cost — $21,919, $40,048, $252,227 and $73,051, respectively)	21,919	40,048	252,227	73,051
Foreign currency, at value (Cost — $58,273, $540,852, $831,011 and $8,009, respectively)	57,839	533,737	837,949	7,478
Cash	10,000	10,000	15,471	10,000
Dividends and interest receivable from unaffiliated investments	84,951	229,166	2,816,437	905,609
Receivable for securities sold	148	—	119,328	547
Dividends receivable from affiliated investments	26	39	12,487	534
Deposits with brokers for open futures contracts	—	52,278	801,417	90,571
Receivable for Fund shares sold	—	—	4,712,897	—
Receivable from brokers — net variation margin on open futures contracts	—	—	7,265	35,099
Total Assets	41,141,562	87,073,240	506,701,812	676,980,220
Liabilities:
Accrued foreign capital gains tax	140,446	—	—	—
Investment management fee payable	7,084	6,133	73,190	50,942
Payable for securities purchased	26	39	4,695,208	533
Payable to brokers — net variation margin on open futures contracts	—	3,722	—	—
Total Liabilities	147,556	9,894	4,768,398	51,475
Total Net Assets	$40,994,006	$87,063,346	$501,933,414	$676,928,745
Net Assets:
Paid-in capital	$38,134,328	$87,317,648	$555,327,257	$546,716,313
Total distributable earnings (loss)	2,859,678	(254,302)	(53,393,843)	130,212,432
Total Net Assets	$40,994,006	$87,063,346	$501,933,414	$676,928,745
Shares Outstanding	1,400,000	2,700,000	21,300,000	13,850,000
Net Asset Value	$29.28	$32.25	$23.56	$48.88
See Notes to Financial Statements.

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March 31, 2026

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $257,312,184, $92,647,422, $56,127,361 and $43,620,714, respectively)	$271,559,154 †	$106,335,034	$63,423,804	$39,906,306
Investments in affiliated securities, at value (Cost — $599,285, $49, $1,256 and $0, respectively)	599,285	49	1,256	—
Foreign currency, at value (Cost — $207,798, $144,897, $34,274 and $14,427, respectively)	207,363	144,712	34,125	14,440
Cash	12,680	—	734	1,974
Dividends and interest receivable from unaffiliated investments	8,735	507,980	118,331	66,923
Receivable for Fund shares sold	4,850	6	—	—
Dividends receivable from affiliated investments	3,135	49	10	—
Receivable for securities sold	2,762	2,944	—	—
Deposits with brokers for open futures contracts	—	35,041	4,380	5,709
Receivable from brokers — net variation margin on futures contracts	—	2,906	362	463
European Union tax reclaims receivable (Note 1)	—	179,983	28,560	—
Total Assets	272,397,964	107,208,704	63,611,562	39,995,815
Liabilities:
Payable upon return of securities loaned	423,500	—	—	—
Investment management fee payable	43,551	8,893	4,973	3,155
Payable for securities purchased	3,127	49	6	—
Due to custodian	—	112,479	—	—
European Union tax reclaim contingent fees payable (Note 1)	—	14,332	7,100	—
Total Liabilities	470,178	135,753	12,079	3,155
Total Net Assets	$271,927,786	$107,072,951	$63,599,483	$39,992,660
Net Assets:
Paid-in capital	$305,504,949	$100,740,105	$60,701,541	$45,909,852
Total distributable earnings (loss)	(33,577,163)	6,332,846	2,897,942	(5,917,192)
Total Net Assets	$271,927,786	$107,072,951	$63,599,483	$39,992,660
Shares Outstanding	12,400,000	3,000,000	2,000,000	1,300,000
Net Asset Value	$21.93	$35.69	$31.80	$30.76
† Includes securities loaned	391,425	—	—	—
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Assets and Liabilities (cont’d)
March 31, 2026

	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $2,643,120,179, $2,520,408,370, $111,743,482 and $69,502,727, respectively)	$2,438,814,588	$2,866,602,687 †	$131,026,266	$88,602,238
Investments in affiliated securities, at value (Cost — $4,616, $14,348,038, $198,968 and $35,091, respectively)	4,616	14,348,038	198,968	35,091
Foreign currency, at value (Cost — $23,801,847, $1,741,119, $365,038 and $142,342, respectively)	23,794,111	1,741,119	366,343	143,138
Cash	—	—	10,000	10,547
Deposits with brokers for open futures contracts	1,027,180	2,041,789	124,499	84,525
Dividends and interest receivable from unaffiliated investments	332,820	26,879,318	1,183,220	308,151
Receivable for securities sold	106,159	—	—	9,546
Receivable from brokers — net variation margin on open futures contracts	48,720	—	—	—
Dividends receivable from affiliated investments	4,613	1,254	1,204	117
Receivable for Fund shares sold	1,610	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	3,087,807	—
Other receivables	797,512	—	—	—
Total Assets	2,464,931,929	2,911,614,205	135,998,307	89,193,353
Liabilities:
Due to custodian	7,723,322	324	—	—
Investment management fee payable	450,925	237,015	10,513	13,309
Payable for securities purchased	4,806	1,813	3,345,257	2,426
Payable to brokers — net variation margin on open futures contracts	—	669,119	66,843	3,760
Unrealized depreciation on forward foreign currency contracts	—	—	2,866	—
Payable upon return of securities loaned	—	14,346,787	—	—
Total Liabilities	8,179,053	15,255,058	3,425,479	19,495
Total Net Assets	$2,456,752,876	$2,896,359,147	$132,572,828	$89,173,858
Net Assets:
Paid-in capital	$2,802,861,967	$2,740,765,284	$112,175,767	$75,266,229
Total distributable earnings (loss)	(346,109,091)	155,593,863	20,397,061	13,907,629
Total Net Assets	$2,456,752,876	$2,896,359,147	$132,572,828	$89,173,858
Shares Outstanding	76,250,000	82,800,000	3,400,000	3,200,000
Net Asset Value	$32.22	$34.98	$38.99	$27.87
† Includes securities loaned	—	13,639,692	—	—
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

March 31, 2026

	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $75,201,269, $3,418,763, $295,750,540 and $65,070,270, respectively)	$87,538,552 †	$5,034,017	$418,041,058	$74,663,298
Investments in affiliated securities, at value (Cost — $4,084, $0, $1,595 and $148, respectively)	4,084	—	1,595	148
Foreign currency, at value (Cost — $21,960, $31,266, $7,275 and $462,097, respectively)	21,667	31,262	7,279	458,388
Cash	5,166	3,137	—	6,454
Receivable from brokers — net variation margin on futures contracts	3,295	366	—	22,793
Dividends and interest receivable from unaffiliated investments	595	12,097	2,653,316	644,796
Dividends receivable from affiliated investments	4	—	1,590	149
Deposits with brokers for open futures contracts	—	1,621	341,258	64,282
Receivable for Fund shares sold	—	5,714	—	—
Receivable for securities sold	—	3,339,107	—	—
Total Assets	87,573,363	8,427,321	421,046,096	75,860,308
Liabilities:
Investment management fee payable	13,971	2,708	36,921	5,940
Payable upon return of securities loaned	4,080	—	—	—
Payable for securities purchased	4	—	1,595	148
Due to custodian	—	—	147,456	—
Payable for Fund shares repurchased	—	3,353,115	—	—
Payable to brokers — net variation margin on open futures contracts	—	—	78,309	—
Total Liabilities	18,055	3,355,823	264,281	6,088
Total Net Assets	$87,555,308	$5,071,498	$420,781,815	$75,854,220
Net Assets:
Paid-in capital	$81,379,169	$5,000,016	$338,166,288	$69,688,234
Total distributable earnings (loss)	6,176,139	71,482	82,615,527	6,165,986
Total Net Assets	$87,555,308	$5,071,498	$420,781,815	$75,854,220
Shares Outstanding	2,400,000	150,000	11,400,000	1,900,000
Net Asset Value	$36.48	$33.81	$36.91	$39.92
† Includes securities loaned	3,860	—	—	—
See Notes to Financial Statements.

185
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Assets and Liabilities (cont’d)
March 31, 2026

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $1,239,214,206 and $698,140,619, respectively)	$1,441,776,179	$812,073,784
Investments in affiliated securities, at value (Cost — $128,117 and $7,148, respectively)	128,117	7,148
Foreign currency, at value (Cost — $1,390,725 and $2,304,759, respectively)	1,394,667	2,290,149
Cash	1,051,418	10,000
Dividends and interest receivable from unaffiliated investments	1,253,471	5,668,920
Dividends receivable from affiliated investments	7,005	117
Deposits with brokers for open futures contracts	—	466,672
Receivable from brokers — net variation margin on futures contracts	—	58,203
Total Assets	1,445,610,857	820,574,993
Liabilities:
Payable for securities purchased	1,705,194	117
Investment management fee payable	212,473	66,954
Total Liabilities	1,917,667	67,071
Total Net Assets	$1,443,693,190	$820,507,922
Net Assets:
Paid-in capital	$1,285,583,033	$735,513,989
Total distributable earnings (loss)	158,110,157	84,993,933
Total Net Assets	$1,443,693,190	$820,507,922
Shares Outstanding	22,100,000	23,950,000
Net Asset Value	$65.33	$34.26
See Notes to Financial Statements.

186
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Operations
For the Year Ended March 31, 2026

	Franklin FTSE Asia ex Japan ETF	Franklin FTSE Australia ETF	Franklin FTSE Brazil ETF	Franklin FTSE Canada ETF
Investment Income:
Dividends from unaffiliated investments	$810,467	$2,525,683	$16,455,423	$13,088,102
Dividends from affiliated investments	1,870	1,309	45,701	9,379
Interest	—	—	—	15,570
Securities lending income from affiliated investments	—	—	—	10,212
Less: Foreign taxes withheld	(99,540)	(42,989)	(511,387)	(1,927,004)
Total Investment Income	712,797	2,484,003	15,989,737	11,196,259
Expenses:
Investment management fee (Note 2)	65,871	63,622	485,856	458,071
Excise tax (Note 1)	—	—	14,267	—
Total Expenses	65,871	63,622	500,123	458,071
Less: Fee waivers and/or expense reimbursements (Note 2)	(169)	(48)	(2,151)	(294)
Net Expenses	65,702	63,574	497,972	457,777
Net Investment Income	647,095	2,420,429	15,491,765	10,738,482
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(259,758)†	3,486,627	(3,811,336)	30,231,044
Futures contracts	—	(14,095)	1,394,679	217,508
Forward foreign currency contracts	—	—	4,939	—
Foreign currency transactions	(6,576)	(6,220)	310,345	(9,283)
Net Realized Gain (Loss)	(266,334)	3,466,312	(2,101,373)	30,439,269
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,064,258 ‡	6,113,991	101,453,653	96,163,166
Futures contracts	—	(16,855)	(129,127)	5,461
Foreign currencies	4,647	(8,887)	113,149	(7,498)
Change in Net Unrealized Appreciation (Depreciation)	7,068,905	6,088,249	101,437,675	96,161,129
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	6,802,571	9,554,561	99,336,302	126,600,398
Increase in Net Assets From Operations	$7,449,666	$11,974,990	$114,828,067	$137,338,880

†	Net of foreign capital gains tax of $15,330.
‡	Net of change in accrued foreign capital gains tax of $(86,105).
See Notes to Financial Statements.

187
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Operations (cont’d)
For the Year Ended March 31, 2026

	Franklin FTSE China ETF	Franklin FTSE Europe ETF	Franklin FTSE Eurozone ETF	Franklin FTSE Germany ETF
Investment Income:
Dividends from unaffiliated investments	$4,699,314	$3,561,432	$1,257,385	$1,135,397
Dividends from affiliated investments	14,268	2,610	821	585
Interest	—	—	100	—
Securities lending income from affiliated investments	2,809	1	—	—
Less: Foreign taxes withheld	(330,064)	(321,248)	(176,036)	(154,361)
Total Investment Income	4,386,327	3,242,795	1,082,270	981,621
Expenses:
Investment management fee (Note 2)	439,749	101,242	45,625	45,179
Total Expenses	439,749	101,242	45,625	45,179
Less: Fee waivers and/or expense reimbursements (Note 2)	(882)	(98)	(32)	(27)
Net Expenses	438,867	101,144	45,593	45,152
Net Investment Income	3,947,460	3,141,651	1,036,677	936,469
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,053,387)	3,154,990	(402,293)	9,173,399
Futures contracts	167,748	69,753	15,250	15,951
Foreign currency transactions	1,101	69,245	3,617	(962)
Net Realized Gain (Loss)	(4,884,538)	3,293,988	(383,426)	9,188,388
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	7,570,541	12,091,253	5,013,873	(6,263,389)
Futures contracts	—	16,579	3,152	(1,284)
Foreign currencies	(50)	5,217	2,769	4,222
Change in Net Unrealized Appreciation (Depreciation)	7,570,491	12,113,049	5,019,794	(6,260,451)
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	2,685,953	15,407,037	4,636,368	2,927,937
Increase in Net Assets From Operations	$6,633,413	$18,548,688	$5,673,045	$3,864,406
See Notes to Financial Statements.

188
Franklin Templeton ETF Trust 2026 Annual Report

For the Year Ended March 31, 2026

	Franklin FTSE India ETF	Franklin FTSE Japan ETF	Franklin FTSE Japan Hedged ETF	Franklin FTSE Latin America ETF
Investment Income:
Dividends from unaffiliated investments	$30,575,012	$59,890,127	$2,559,869	$2,572,051
Dividends from affiliated investments	246,833	80,308	17,160	1,426
Securities lending income from affiliated investments	—	1,829	—	540
Less: Foreign taxes withheld	(7,675,753)	(5,845,500)	(259,961)	(156,604)
Total Investment Income	23,146,092	54,126,764	2,317,068	2,417,413
Expenses:
Investment management fee (Note 2)	4,727,244	2,190,755	94,296	85,643
Excise tax (Note 1)	—	—	—	1,249
Total Expenses	4,727,244	2,190,755	94,296	86,892
Less: Fee waivers and/or expense reimbursements (Note 2)	(14,722)	(3,609)	(462)	(150)
Net Expenses	4,712,522	2,187,146	93,834	86,742
Net Investment Income	18,433,570	51,939,618	2,223,234	2,330,671
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(82,159,733)†	99,516,856	2,430,211	(415,717)
Futures contracts	(3,614,788)	3,043,082	223,616	102,619
Forward foreign currency contracts	—	—	7,600,779	—
Foreign currency transactions	(4,094,248)	(350,477)	119,854	21,658
Net Realized Gain (Loss)	(89,868,769)	102,209,461	10,374,460	(291,440)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(329,740,487)‡	308,844,789	15,590,239	16,263,630
Futures contracts	(73,761)	62,097	(16,628)	(6,188)
Forward foreign currency contracts	—	—	3,468,386	—
Foreign currencies	1,840	(160,605)	(5,564)	12,176
Change in Net Unrealized Appreciation (Depreciation)	(329,812,408)	308,746,281	19,036,433	16,269,618
Net Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(419,681,177)	410,955,742	29,410,893	15,978,178
Increase (Decrease) in Net Assets From Operations	$(401,247,607)	$462,895,360	$31,634,127	$18,308,849

†	Net of foreign capital gains tax of $3,180,525.
‡	Net of change in accrued foreign capital gains tax of $(17,603,947).
See Notes to Financial Statements.

189
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Operations (cont’d)
For the Year Ended March 31, 2026

	Franklin FTSE Mexico ETF	Franklin FTSE Saudi Arabia ETF	Franklin FTSE South Korea ETF	Franklin FTSE Switzerland ETF
Investment Income:
Dividends from unaffiliated investments	$2,719,823	$597,910	$4,443,792	$1,779,631
Dividends from affiliated investments	1,308	1,129	38,054	1,005
Securities lending income from affiliated investments	2,778	—	—	—
Less: Foreign taxes withheld	(273,732)	(25,023)	(706,934)	(341,559)
Total Investment Income	2,450,177	574,016	3,774,912	1,439,077
Expenses:
Investment management fee (Note 2)	123,696	66,106	207,070	53,595
Total Expenses	123,696	66,106	207,070	53,595
Less: Fee waivers and/or expense reimbursements (Note 2)	(398)	(84)	(1,031)	(46)
Net Expenses	123,298	66,022	206,039	53,549
Net Investment Income	2,326,879	507,994	3,568,873	1,385,528
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	658	(975,754)	(164,960)	(687,854)
Futures contracts	8,776	(7,615)	409,225	5,818
Forward foreign currency contracts	—	(306)	—	—
Foreign currency transactions	25,062	(5,379)	(90,286)	89,483
Net Realized Gain (Loss)	34,496	(989,054)	153,979	(592,553)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	22,085,849	(337,465)	116,167,828	5,226,106
Futures contracts	—	1,008	(139,636)	28,804
Foreign currencies	(1)	(709)	(114,234)	5,605
Change in Net Unrealized Appreciation (Depreciation)	22,085,848	(337,166)	115,913,958	5,260,515
Net Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	22,120,344	(1,326,220)	116,067,937	4,667,962
Increase (Decrease) in Net Assets From Operations	$24,447,223	$(818,226)	$119,636,810	$6,053,490
See Notes to Financial Statements.

190
Franklin Templeton ETF Trust 2026 Annual Report

For the Year Ended March 31, 2026

	Franklin FTSE Taiwan ETF	Franklin FTSE United Kingdom ETF
Investment Income:
Dividends from unaffiliated investments	$19,254,993	$30,671,771
Dividends from affiliated investments	78,290	15,642
Securities lending income from affiliated investments	—	2,834
Less: Foreign taxes withheld	(4,208,071)	(53,982)
Total Investment Income	15,125,212	30,636,265
Expenses:
Investment management fee (Note 2)	1,219,951	777,398
Total Expenses	1,219,951	777,398
Less: Fee waivers and/or expense reimbursements (Note 2)	(3,429)	(641)
Net Expenses	1,216,522	776,757
Net Investment Income	13,908,690	29,859,508
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(13,756,662)	94,269,657
Futures contracts	530,124	588,210
Forward foreign currency contracts	(2,736)	—
Foreign currency transactions	(872,516)	278,716
Net Realized Gain (Loss)	(14,101,790)	95,136,583
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	160,311,595	65,375,959
Futures contracts	—	1,476
Foreign currencies	1,437	(74,318)
Change in Net Unrealized Appreciation (Depreciation)	160,313,032	65,303,117
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	146,211,242	160,439,700
Increase in Net Assets From Operations	$160,119,932	$190,299,208
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets
Franklin FTSE Asia ex Japan ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$647,095	$622,948
Net realized loss	(266,334)	(281,708)
Change in net unrealized appreciation (depreciation)	7,068,905	2,484,775
Increase in Net Assets From Operations	7,449,666	2,826,015
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(843,608)	(851,532)
Decrease in Net Assets From Distributions to Shareholders	(843,608)	(851,532)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,000 and 0 shares issued, respectively)	6,305,768	16,146
Cost of shares repurchased (0 and 400,000 shares repurchased, respectively)	—	(8,872,959)
Increase (Decrease) in Net Assets From Fund Share Transactions	6,305,768	(8,856,813)
Increase (Decrease) in Net Assets	12,911,826	(6,882,330)
Net Assets:
Beginning of year	28,082,180	34,964,510
End of year	$40,994,006	$28,082,180
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Australia ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$2,420,429	$1,906,998
Net realized gain	3,466,312	2,989,411
Change in net unrealized appreciation (depreciation)	6,088,249	(6,270,535)
Increase (Decrease) in Net Assets From Operations	11,974,990	(1,374,126)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(2,299,547)	(1,660,072)
Decrease in Net Assets From Distributions to Shareholders	(2,299,547)	(1,660,072)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,400,000 and 1,700,000 shares issued, respectively)	44,611,308	49,152,061
Cost of shares repurchased (800,000 and 550,000 shares repurchased, respectively)	(24,590,578)	(16,197,522)
Increase in Net Assets From Fund Share Transactions	20,020,730	32,954,539
Increase in Net Assets	29,696,173	29,920,341
Net Assets:
Beginning of year	57,367,173	27,446,832
End of year	$87,063,346	$57,367,173
See Notes to Financial Statements.

193
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Brazil ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$15,491,765	$12,152,438
Net realized loss	(2,101,373)	(5,766,671)
Change in net unrealized appreciation (depreciation)	101,437,675	(23,690,153)
Increase (Decrease) in Net Assets From Operations	114,828,067	(17,304,386)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(19,286,550)	(10,598,965)
Decrease in Net Assets From Distributions to Shareholders	(19,286,550)	(10,598,965)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (10,600,000 and 2,900,000 shares issued, respectively)	230,875,876	49,960,354
Cost of shares repurchased (0 and 500,000 shares repurchased, respectively)	—	(8,922,870)
Increase in Net Assets From Fund Share Transactions	230,875,876	41,037,484
Increase in Net Assets	326,417,393	13,134,133
Net Assets:
Beginning of year	175,516,021	162,381,888
End of year	$501,933,414	$175,516,021
See Notes to Financial Statements.

194
Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Canada ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$10,738,482	$10,174,933
Net realized gain	30,439,269	8,241,603
Change in net unrealized appreciation (depreciation)	96,161,129	17,599,115
Increase in Net Assets From Operations	137,338,880	36,015,651
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(10,050,366)	(10,231,884)
Decrease in Net Assets From Distributions to Shareholders	(10,050,366)	(10,231,884)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (4,700,000 and 250,000 shares issued, respectively)	222,727,130	9,620,167
Cost of shares repurchased (1,600,000 and 1,300,000 shares repurchased, respectively)	(72,066,862)	(46,251,382)
Increase (Decrease) in Net Assets From Fund Share Transactions	150,660,268	(36,631,215)
Increase (Decrease) in Net Assets	277,948,782	(10,847,448)
Net Assets:
Beginning of year	398,979,963	409,827,411
End of year	$676,928,745	$398,979,963
See Notes to Financial Statements.

195
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE China ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$3,947,460	$3,345,861
Net realized loss	(4,884,538)	(6,160,663)
Change in net unrealized appreciation (depreciation)	7,570,491	45,230,334
Increase in Net Assets From Operations	6,633,413	42,415,532
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(5,902,201)	(4,065,568)
Decrease in Net Assets From Distributions to Shareholders	(5,902,201)	(4,065,568)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (4,200,000 and 1,800,000 shares issued, respectively)	97,218,746	35,695,885
Cost of shares repurchased (0 and 800,000 shares repurchased, respectively)	—	(13,135,877)
Increase in Net Assets From Fund Share Transactions	97,218,746	22,560,008
Increase in Net Assets	97,949,958	60,909,972
Net Assets:
Beginning of year	173,977,828	113,067,856
End of year	$271,927,786	$173,977,828
See Notes to Financial Statements.

196
Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Europe ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$3,141,651	$2,187,354
Net realized gain	3,293,988	473,214
Change in net unrealized appreciation (depreciation)	12,113,049	1,464,075
Increase in Net Assets From Operations	18,548,688	4,124,643
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(3,355,127)	(2,726,480)
Decrease in Net Assets From Distributions to Shareholders	(3,355,127)	(2,726,480)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (600,000 and 800,000 shares issued, respectively)	20,118,899	24,345,587
Cost of shares repurchased (400,000 and 400,000 shares repurchased, respectively)	(14,173,804)	(11,064,698)
Increase in Net Assets From Fund Share Transactions	5,945,095	13,280,889
Increase in Net Assets	21,138,656	14,679,052
Net Assets:
Beginning of year	85,934,295	71,255,243
End of year	$107,072,951	$85,934,295
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Eurozone ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$1,036,677	$585,555
Net realized loss	(383,426)	(186,431)
Change in net unrealized appreciation (depreciation)	5,019,794	1,074,950
Increase in Net Assets From Operations	5,673,045	1,474,074
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,187,826)	(611,823)
Decrease in Net Assets From Distributions to Shareholders	(1,187,826)	(611,823)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,200,000 and 0 shares issued, respectively)	37,423,928	—
Increase in Net Assets From Fund Share Transactions	37,423,928	—
Increase in Net Assets	41,909,147	862,251
Net Assets:
Beginning of year	21,690,336	20,828,085
End of year	$63,599,483	$21,690,336
See Notes to Financial Statements.

198
Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Germany ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$936,469	$584,302
Net realized gain	9,188,388	2,010,372
Change in net unrealized appreciation (depreciation)	(6,260,451)	2,068,998
Increase in Net Assets From Operations	3,864,406	4,663,672
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,070,494)	(568,974)
Decrease in Net Assets From Distributions to Shareholders	(1,070,494)	(568,974)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,200,000 and 500,000 shares issued, respectively)	38,482,335	12,585,227
Cost of shares repurchased (850,000 and 350,000 shares repurchased, respectively)	(28,780,088)	(9,040,446)
Increase in Net Assets From Fund Share Transactions	9,702,247	3,544,781
Increase in Net Assets	12,496,159	7,639,479
Net Assets:
Beginning of year	27,496,501	19,857,022
End of year	$39,992,660	$27,496,501
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE India ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$18,433,570	$11,466,757
Net realized loss	(89,868,769)	(30,717,247)
Change in net unrealized appreciation (depreciation)	(329,812,408)	4,542,211
Decrease in Net Assets From Operations	(401,247,607)	(14,708,279)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(14,940,263)	(23,733,043)
Decrease in Net Assets From Distributions to Shareholders	(14,940,263)	(23,733,043)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (34,850,000 and 25,800,000 shares issued, respectively)	1,329,300,198	995,920,035
Cost of shares repurchased (6,900,000 and 1,850,000 shares repurchased, respectively)	(238,098,314)	(65,875,386)
Increase in Net Assets From Fund Share Transactions	1,091,201,884	930,044,649
Increase in Net Assets	675,014,014	891,603,327
Net Assets:
Beginning of year	1,781,738,862	890,135,535
End of year	$2,456,752,876	$1,781,738,862
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Japan ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$51,939,618	$43,597,751
Net realized gain	102,209,461	53,546,128
Change in net unrealized appreciation (depreciation)	308,746,281	(137,550,620)
Increase (Decrease) in Net Assets From Operations	462,895,360	(40,406,741)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(127,564,350)	(94,224,019)
Decrease in Net Assets From Distributions to Shareholders	(127,564,350)	(94,224,019)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (24,000,000 and 22,200,000 shares issued, respectively)	900,251,922	661,484,622
Cost of shares repurchased (12,000,000 and 13,800,000 shares repurchased, respectively)	(403,298,889)	(399,345,047)
Increase in Net Assets From Fund Share Transactions	496,953,033	262,139,575
Increase in Net Assets	832,284,043	127,508,815
Net Assets:
Beginning of year	2,064,075,104	1,936,566,289
End of year	$2,896,359,147	$2,064,075,104
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Japan Hedged ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$2,223,234	$1,700,308
Net realized gain	10,374,460	361,281
Change in net unrealized appreciation (depreciation)	19,036,433	(1,291,116)
Increase in Net Assets From Operations	31,634,127	770,473
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(8,810,975)	(3,581,470)
Decrease in Net Assets From Distributions to Shareholders	(8,810,975)	(3,581,470)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (900,000 and 1,300,000 shares issued, respectively)	35,407,675	40,589,333
Cost of shares repurchased (300,000 and 100,000 shares repurchased, respectively)	(11,042,001)	(2,735,943)
Increase in Net Assets From Fund Share Transactions	24,365,674	37,853,390
Increase in Net Assets	47,188,826	35,042,393
Net Assets:
Beginning of year	85,384,002	50,341,609
End of year	$132,572,828	$85,384,002
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Latin America ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$2,330,671	$2,994,865
Net realized loss	(291,440)	(1,738,373)
Change in net unrealized appreciation (depreciation)	16,269,618	(11,098,953)
Increase (Decrease) in Net Assets From Operations	18,308,849	(9,842,461)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(2,554,151)	(3,090,596)
Decrease in Net Assets From Distributions to Shareholders	(2,554,151)	(3,090,596)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,700,000 and 200,000 shares issued, respectively)	44,342,202	3,774,440
Cost of shares repurchased (0 and 1,600,000 shares repurchased, respectively)	—	(30,243,137)
Increase (Decrease) in Net Assets From Fund Share Transactions	44,342,202	(26,468,697)
Increase (Decrease) in Net Assets	60,096,900	(39,401,754)
Net Assets:
Beginning of year	29,076,958	68,478,712
End of year	$89,173,858	$29,076,958
See Notes to Financial Statements.

203
Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Mexico ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$2,326,879	$2,671,181
Net realized gain (loss)	34,496	(5,082,753)
Change in net unrealized appreciation (depreciation)	22,085,848	(17,479,617)
Increase (Decrease) in Net Assets From Operations	24,447,223	(19,891,189)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(2,408,449)	(2,471,603)
Decrease in Net Assets From Distributions to Shareholders	(2,408,449)	(2,471,603)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,100,000 and 3,100,000 shares issued, respectively)	35,821,832	88,689,656
Cost of shares repurchased (500,000 and 2,650,000 shares repurchased, respectively)	(15,387,066)	(66,776,275)
Increase in Net Assets From Fund Share Transactions	20,434,766	21,913,381
Increase (Decrease) in Net Assets	42,473,540	(449,411)
Net Assets:
Beginning of year	45,081,768	45,531,179
End of year	$87,555,308	$45,081,768
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Saudi Arabia ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$507,994	$667,422
Net realized loss	(989,054)	(144,771)
Change in net unrealized appreciation (depreciation)	(337,166)	(992,499)
Decrease in Net Assets From Operations	(818,226)	(469,848)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(732,985)	(529,436)
Decrease in Net Assets From Distributions to Shareholders	(732,985)	(529,436)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (250,000 and 0 shares issued, respectively)	8,403,024	—
Cost of shares repurchased (600,000 and 0 shares repurchased, respectively)	(19,567,102)	—
Decrease in Net Assets From Fund Share Transactions	(11,164,078)	—
Decrease in Net Assets	(12,715,289)	(999,284)
Net Assets:
Beginning of year	17,786,787	18,786,071
End of year	$5,071,498	$17,786,787
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE South Korea ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$3,568,873	$2,432,503
Net realized gain	153,979	8,532,155
Change in net unrealized appreciation (depreciation)	115,913,958	(38,229,770)
Increase (Decrease) in Net Assets From Operations	119,636,810	(27,265,112)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(9,114,936)	(10,581,086)
Decrease in Net Assets From Distributions to Shareholders	(9,114,936)	(10,581,086)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (6,000,000 and 1,500,000 shares issued, respectively)	217,473,808	29,398,832
Cost of shares repurchased (1,000,000 and 8,000,000 shares repurchased, respectively)	(23,901,638)	(176,202,335)
Increase (Decrease) in Net Assets From Fund Share Transactions	193,572,170	(146,803,503)
Increase (Decrease) in Net Assets	304,094,044	(184,649,701)
Net Assets:
Beginning of year	116,687,771	301,337,472
End of year	$420,781,815	$116,687,771
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Switzerland ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$1,385,528	$1,177,103
Net realized gain (loss)	(592,553)	2,944,958
Change in net unrealized appreciation (depreciation)	5,260,515	1,475,216
Increase in Net Assets From Operations	6,053,490	5,597,277
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(1,234,853)	(1,104,558)
Decrease in Net Assets From Distributions to Shareholders	(1,234,853)	(1,104,558)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (500,000 and 400,000 shares issued, respectively)	21,286,733	13,638,934
Cost of shares repurchased (0 and 400,000 shares repurchased, respectively)	—	(14,392,503)
Increase (Decrease) in Net Assets From Fund Share Transactions	21,286,733	(753,569)
Increase in Net Assets	26,105,370	3,739,150
Net Assets:
Beginning of year	49,748,850	46,009,700
End of year	$75,854,220	$49,748,850
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin FTSE Taiwan ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$13,908,690	$5,160,374
Net realized loss	(14,101,790)	(23,617,726)
Change in net unrealized appreciation (depreciation)	160,313,032	(2,275,136)
Increase (Decrease) in Net Assets From Operations	160,119,932	(20,732,488)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(14,852,461)	(6,331,672)
Decrease in Net Assets From Distributions to Shareholders	(14,852,461)	(6,331,672)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (21,200,000 and 14,900,000 shares issued, respectively)	1,315,485,196	714,459,585
Cost of shares repurchased (6,200,000 and 12,900,000 shares repurchased, respectively)	(319,514,982)	(610,443,709)
Increase in Net Assets From Fund Share Transactions	995,970,214	104,015,876
Increase in Net Assets	1,141,237,685	76,951,716
Net Assets:
Beginning of year	302,455,505	225,503,789
End of year	$1,443,693,190	$302,455,505
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE United Kingdom ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$29,859,508	$25,515,863
Net realized gain	95,136,583	34,431,363
Change in net unrealized appreciation (depreciation)	65,303,117	31,282,747
Increase in Net Assets From Operations	190,299,208	91,229,973
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(32,420,912)	(29,746,195)
Decrease in Net Assets From Distributions to Shareholders	(32,420,912)	(29,746,195)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (7,800,000 and 5,450,000 shares issued, respectively)	251,058,849	146,749,033
Cost of shares repurchased (8,850,000 and 5,450,000 shares repurchased, respectively)	(300,920,917)	(148,267,656)
Decrease in Net Assets From Fund Share Transactions	(49,862,068)	(1,518,623)
Increase in Net Assets	108,016,228	59,965,155
Net Assets:
Beginning of year	712,491,694	652,526,539
End of year	$820,507,922	$712,491,694
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights
Franklin FTSE Asia ex Japan ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$23.40	$21.85	$21.41	$24.22	$28.60
Income (loss) from operations:
Net investment income	0.53	0.50	0.49	0.57	0.55
Net realized and unrealized gain (loss)	6.05	1.76	0.42	(2.79)	(4.31)
Total income (loss) from operations	6.58	2.26	0.91	(2.22)	(3.76)
Less distributions from:
Net investment income	(0.70)	(0.71)	(0.47)	(0.59)	(0.62)
Total distributions	(0.70)	(0.71)	(0.47)	(0.59)	(0.62)
Net asset value, end of year	$29.28	$23.40	$21.85	$21.41	$24.22
Total return, based on NAV[2]	28.30%	10.43%	4.32%	(9.10)%	(13.34)%
Net assets, end of year (000s)	$40,994	$28,082	$34,965	$29,980	$38,751
Ratios to average net assets:
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses[3,4]	0.19	0.19	0.19	0.19	0.19
Net investment income	1.87	2.14	2.32	2.67	2.01
Portfolio turnover rate[5]	7%	5%	7%	6%	10%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin FTSE Australia ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$27.32	$28.89	$26.76	$31.55	$29.12
Income (loss) from operations:
Net investment income	1.08	1.11	1.09	1.60	1.48
Net realized and unrealized gain (loss)	4.87	(1.74)	2.07	(4.84)	2.47
Total income (loss) from operations	5.95	(0.63)	3.16	(3.24)	3.95
Less distributions from:
Net investment income	(1.02)	(0.94)	(1.03)	(1.55)	(1.52)
Total distributions	(1.02)	(0.94)	(1.03)	(1.55)	(1.52)
Net asset value, end of year	$32.25	$27.32	$28.89	$26.76	$31.55
Total return, based on NAV[2]	22.01%	(2.25)%	12.03%	(9.90)%	13.93%
Net assets, end of year (000s)	$87,063	$57,367	$27,447	$29,437	$29,968
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [3,4]	0.09 [3,4]	0.09	0.09	0.09
Net investment income	3.42	3.78	4.08	5.94	4.93
Portfolio turnover rate[5]	7%	6%	8%	6%	15%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin FTSE Brazil ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$16.40	$19.56	$16.81	$23.56	$20.70
Income (loss) from operations:
Net investment income	1.17	1.27	1.46	2.06	1.84
Net realized and unrealized gain (loss)	7.46	(3.34)	3.14	(6.74)	2.55
Total income (loss) from operations	8.63	(2.07)	4.60	(4.68)	4.39
Less distributions from:
Net investment income	(1.47)	(1.09)	(1.85)	(2.07)	(1.53)
Total distributions	(1.47)	(1.09)	(1.85)	(2.07)	(1.53)
Net asset value, end of year	$23.56	$16.40	$19.56	$16.81	$23.56
Total return, based on NAV[2]	55.29%	(10.19)%	27.62%	(19.57)%	23.03%
Net assets, end of year (millions)	$502	$176	$162	$269	$528
Ratios to average net assets:
Gross expenses	0.20%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [3,4]	0.19 [3,4]	0.19	0.19	0.19
Net investment income	6.06	7.49	7.72	10.93	8.87
Portfolio turnover rate	14%	8%[5]	8%[5]	14%[5]	15%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

212
Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Canada ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$37.11	$34.73	$30.76	$36.07	$30.20
Income (loss) from operations:
Net investment income	0.94	0.91	0.90	0.92	0.80
Net realized and unrealized gain (loss)	11.73	2.38	3.90	(5.58)	5.77
Total income (loss) from operations	12.67	3.29	4.80	(4.66)	6.57
Less distributions from:
Net investment income	(0.90)	(0.91)	(0.83)	(0.65)	(0.70)
Total distributions	(0.90)	(0.91)	(0.83)	(0.65)	(0.70)
Net asset value, end of year	$48.88	$37.11	$34.73	$30.76	$36.07
Total return, based on NAV[2]	34.36%	9.67%	15.86%	(12.82)%	21.95%
Net assets, end of year (000s)	$676,929	$398,980	$409,827	$279,927	$43,289
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [3,4]	0.09 [3,4]	0.09	0.09	0.09
Net investment income	2.11	2.53	2.84	3.00	2.37
Portfolio turnover rate[5]	17%	4%	5%	5%	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

213
Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin FTSE China ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$21.22	$15.70	$19.70	$21.43	$31.78
Income (loss) from operations:
Net investment income	0.40	0.46	0.37	0.54	0.49
Net realized and unrealized gain (loss)	0.87	5.59	(3.81)	(1.77)	(10.47)
Total income (loss) from operations	1.27	6.05	(3.44)	(1.23)	(9.98)
Less distributions from:
Net investment income	(0.56)	(0.53)	(0.56)	(0.50)	(0.37)
Total distributions	(0.56)	(0.53)	(0.56)	(0.50)	(0.37)
Net asset value, end of year	$21.93	$21.22	$15.70	$19.70	$21.43
Total return, based on NAV[2]	5.90%	39.13%	(17.65)%	(5.68)%	(31.63)%
Net assets, end of year (millions)	$272	$174	$113	$114	$111
Ratios to average net assets:
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses[3,4]	0.19	0.19	0.19	0.19	0.19
Net investment income	1.71	2.52	2.20	2.82	1.80
Portfolio turnover rate[5]	7%	7%	9%	10%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

214
Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Europe ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$30.69	$29.69	$26.56	$27.18	$27.28
Income (loss) from operations:
Net investment income	0.97	0.84	0.81	1.11	0.85
Net realized and unrealized gain (loss)	5.04	1.25	3.05	(0.89)	0.11
Total income from operations	6.01	2.09	3.86	0.22	0.96
Less distributions from:
Net investment income	(1.01)	(1.09)	(0.73)	(0.84)	(1.06)
Total distributions	(1.01)	(1.09)	(0.73)	(0.84)	(1.06)
Net asset value, end of year	$35.69	$30.69	$29.69	$26.56	$27.18
Total return, based on NAV[2]	19.77%	7.31%	14.77%	1.31%	3.30%
Net assets, end of year (000s)	$107,073	$85,934	$71,255	$111,558	$184,857
Ratios to average net assets:
Gross expenses	0.09%	0.09%[3]	0.12%[3]	0.24%[3]	0.09%
Net expenses	0.09 [4,5]	0.09 [3,4,5]	0.12 [3]	0.24 [3]	0.09 [4,5]
Net investment income	2.79	2.83	2.99	4.50	2.96
Portfolio turnover rate[6]	5%	7%	4%	5%	5%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended March 31, 2025, and would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024, and 0.09% and 0.09%, respectively, for the year ended March 31, 2023.

[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin FTSE Eurozone ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$27.11	$26.04	$23.60	$27.12	$25.72
Income from operations:
Net investment income	0.65	0.73	0.56	0.86	0.76
Net realized and unrealized gain	4.78	1.10	2.67	0.65	1.51
Total income from operations	5.43	1.83	3.23	1.51	2.27
Less distributions from:
Net investment income	(0.74)	(0.76)	(0.79)	(0.64)	(0.87)
Net realized gains	—	—	—	(4.39)	—
Total distributions	(0.74)	(0.76)	(0.79)	(5.03)	(0.87)
Net asset value, end of year	$31.80	$27.11	$26.04	$23.60	$27.12
Total return, based on NAV[2]	20.09%	7.41%	13.90%	7.53%	8.75%
Net assets, end of year (000s)	$63,599	$21,690	$20,828	$14,163	$21,695
Ratios to average net assets:
Gross expenses	0.09%	0.09%[3]	0.07%[3]	0.15%[3]	0.09%
Net expenses[4,5]	0.09	0.09 [3]	0.07 [3]	0.15 [3]	0.09
Net investment income	2.04	2.84	2.36	3.44	2.77
Portfolio turnover rate[6]	6%	4%	79%	22%	12%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]
Included in the expense ratios are certain non-recurring European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended March 31, 2025, and would have been 0.09% and 0.09%, respectively, for the year ended March 31, 2024, and 0.09% and 0.09%, respectively, for the year ended March 31, 2023.

[4]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Germany ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$28.94	$24.82	$22.10	$22.37	$25.98
Income (loss) from operations:
Net investment income	0.61	0.57	0.66	0.60	0.70
Net realized and unrealized gain (loss)	1.79	4.15	2.75	(0.20)	(3.63)
Total income (loss) from operations	2.40	4.72	3.41	0.40	(2.93)
Less distributions from:
Net investment income	(0.58)	(0.60)	(0.69)	(0.67)	(0.68)
Total distributions	(0.58)	(0.60)	(0.69)	(0.67)	(0.68)
Net asset value, end of year	$30.76	$28.94	$24.82	$22.10	$22.37
Total return, based on NAV[2]	8.20%	19.56%	15.78%	2.41%	(11.68)%
Net assets, end of year (000s)	$39,993	$27,497	$19,857	$17,683	$16,775
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [3,4]	0.09 [3,4]	0.09	0.09	0.09
Net investment income	1.87	2.21	2.95	3.11	2.73
Portfolio turnover rate[5]	6%	3%	4%	4%	7%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

217
Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin FTSE India ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$36.89	$36.56	$27.49	$31.34	$27.70
Income (loss) from operations:
Net investment income	0.28	0.29	0.27	0.28	0.27
Net realized and unrealized gain (loss)	(4.73)	0.64	9.06	(3.92)	4.09
Total income (loss) from operations	(4.45)	0.93	9.33	(3.64)	4.36
Less distributions from:
Net investment income	(0.22)	(0.60)	(0.26)	(0.21)	(0.72)
Total distributions	(0.22)	(0.60)	(0.26)	(0.21)	(0.72)
Net asset value, end of year	$32.22	$36.89	$36.56	$27.49	$31.34
Total return, based on NAV[2]	(12.17)%	2.47%	33.98%	(11.65)%	15.75%
Net assets, end of year (000s)	$2,456,753	$1,781,739	$890,136	$98,977	$50,140
Ratios to average net assets:
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [3,4]	0.19 [3,4]	0.19	0.19	0.19
Net investment income	0.74	0.74	0.80	0.98	0.86
Portfolio turnover rate	14%	5%[5]	6%[5]	6%[5]	8%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

218
Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Japan ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$29.15	$31.03	$25.66	$27.42	$30.25
Income (loss) from operations:
Net investment income	0.73	0.64	0.59	0.63	0.63
Net realized and unrealized gain (loss)	6.87	(1.22)	5.62	(1.93)	(2.76)
Total income (loss) from operations	7.60	(0.58)	6.21	(1.30)	(2.13)
Less distributions from:
Net investment income	(1.77)	(1.30)	(0.84)	(0.46)	(0.70)
Total distributions	(1.77)	(1.30)	(0.84)	(0.46)	(0.70)
Net asset value, end of year	$34.98	$29.15	$31.03	$25.66	$27.42
Total return, based on NAV[2]	26.40%	(1.64)%	24.69%	(4.61)%	(7.21)%
Net assets, end of year (millions)	$2,896	$2,064	$1,937	$1,001	$790
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses[3,4]	0.09	0.09	0.09	0.09	0.09
Net investment income	2.13	2.18	2.14	2.60	2.14
Portfolio turnover rate[5]	5%	4%	4%	3%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

219
Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin FTSE Japan Hedged ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$30.49	$31.46	$26.57	$30.90	$30.70
Income (loss) from operations:
Net investment income	0.77	0.72	0.80	0.58	0.68
Net realized and unrealized gain (loss)	10.81	(0.10)	10.79	1.56	(0.08)
Total income from operations	11.58	0.62	11.59	2.14	0.60
Less distributions from:
Net investment income	(2.24)	(1.38)	(2.32)	(0.92)	(0.40)
Net realized gains	(0.84)	(0.21)	(4.38)	(5.55)	—
Total distributions	(3.08)	(1.59)	(6.70)	(6.47)	(0.40)
Net asset value, end of year	$38.99	$30.49	$31.46	$26.57	$30.90
Total return, based on NAV[2]	39.06%	2.02%	49.20%	8.15%	1.93%
Net assets, end of year (000s)	$132,573	$85,384	$50,342	$13,284	$24,720
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses[3,4]	0.09	0.09	0.09	0.09	0.09
Net investment income	2.12	2.33	2.61	1.99	2.22
Portfolio turnover rate[5]	18%	22%	21%	31%	5%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

220
Franklin Templeton ETF Trust 2026 Annual Report

Franklin FTSE Latin America ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$19.38	$23.61	$20.42	$25.25	$22.40
Income (loss) from operations:
Net investment income	1.23	1.26	1.32	1.66	1.54
Net realized and unrealized gain (loss)	8.72	(4.30)	3.21	(4.62)	2.83
Total income (loss) from operations	9.95	(3.04)	4.53	(2.96)	4.37
Less distributions from:
Net investment income	(1.46)	(1.19)	(1.34)	(1.87)	(1.52)
Total distributions	(1.46)	(1.19)	(1.34)	(1.87)	(1.52)
Net asset value, end of year	$27.87	$19.38	$23.61	$20.42	$25.25
Total return, based on NAV[2]	53.19%	(12.60)%	22.39%	(11.05)%	21.12%
Net assets, end of year (000s)	$89,174	$29,077	$68,479	$67,372	$7,575
Ratios to average net assets:
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [3,4]	0.19 [3,4]	0.19	0.19	0.19
Net investment income	5.17	6.15	5.82	8.09	6.75
Portfolio turnover rate[5]	12%	9%	6%	10%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

221
Franklin Templeton ETF Trust 2026 Annual Report

Financial Highlights (cont’d)
Franklin FTSE Mexico ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$25.05	$33.73	$29.28	$27.49	$22.14
Income (loss) from operations:
Net investment income	1.16	0.97	0.85	0.91	0.66
Net realized and unrealized gain (loss)	11.62	(8.89)	4.56	1.91	5.48
Total income (loss) from operations	12.78	(7.92)	5.41	2.82	6.14
Less distributions from:
Net investment income	(1.35)	(0.76)	(0.96)	(1.03)	(0.79)
Total distributions	(1.35)	(0.76)	(0.96)	(1.03)	(0.79)
Net asset value, end of year	$36.48	$25.05	$33.73	$29.28	$27.49
Total return, based on NAV[2]	52.06%	(23.44)%	18.66%	11.15%	28.33%
Net assets, end of year (000s)	$87,555	$45,082	$45,531	$24,890	$12,372
Ratios to average net assets:
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [3,4]	0.19 [3,4]	0.19 [3,4]	0.19	0.19
Net investment income	3.57	3.64	2.76	3.55	2.73
Portfolio turnover rate[5]	21%	10%	10%	11%	22%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin FTSE Saudi Arabia ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$35.57	$37.57	$33.65	$41.30	$30.33
Income (loss) from operations:
Net investment income	0.99	1.33	0.99	1.38	0.62
Net realized and unrealized gain (loss)	(1.49)	(2.27)	4.05	(8.40)	11.03
Total income (loss) from operations	(0.50)	(0.94)	5.04	(7.02)	11.65
Less distributions from:
Net investment income	(1.26)	(1.06)	(1.12)	(0.63)	(0.68)
Total distributions	(1.26)	(1.06)	(1.12)	(0.63)	(0.68)
Net asset value, end of year	$33.81	$35.57	$37.57	$33.65	$41.30
Total return, based on NAV[2]	(1.07)%	(2.39)%	15.21%	(17.04)%	38.99%
Net assets, end of year (000s)	$5,071	$17,787	$18,786	$21,874	$4,130
Ratios to average net assets:
Gross expenses	0.39%	0.39%	0.39%	0.39%	0.39%
Net expenses	0.39 [3,4]	0.39 [3,4]	0.39	0.39	0.39
Net investment income	3.00	3.72	2.79	3.97	1.77
Portfolio turnover rate	60%	16%[5]	14%[5]	5%[5]	16%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Financial Highlights (cont’d)
Franklin FTSE South Korea ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$18.23	$23.36	$21.08	$25.57	$31.48
Income (loss) from operations:
Net investment income	0.47	0.32	0.35	0.49	0.55
Net realized and unrealized gain (loss)	19.45	(4.22)	2.45	(4.37)	(5.87)
Total income (loss) from operations	19.92	(3.90)	2.80	(3.88)	(5.32)
Less distributions from:
Net investment income	(1.24)	(1.23)	(0.52)	(0.61)	(0.59)
Total distributions	(1.24)	(1.23)	(0.52)	(0.61)	(0.59)
Net asset value, end of year	$36.91	$18.23	$23.36	$21.08	$25.57
Total return, based on NAV[2]	111.11%	(17.47)%	13.42%	(15.00)%	(17.15)%
Net assets, end of year (000s)	$420,782	$116,688	$301,337	$293,049	$61,361
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses[3,4]	0.09	0.09	0.09	0.09	0.09
Net investment income	1.55	1.52	1.62	2.36	1.86
Portfolio turnover rate	30%	7%[5]	9%[5]	6%[5]	11%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin FTSE Switzerland ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$35.53	$32.86	$31.21	$34.00	$30.36
Income (loss) from operations:
Net investment income	0.91	0.74	0.80	0.66	0.70
Net realized and unrealized gain (loss)	4.36	2.58	1.63	(2.86)	3.62
Total income (loss) from operations	5.27	3.32	2.43	(2.20)	4.32
Less distributions from:
Net investment income	(0.88)	(0.65)	(0.78)	(0.59)	(0.68)
Total distributions	(0.88)	(0.65)	(0.78)	(0.59)	(0.68)
Net asset value, end of year	$39.92	$35.53	$32.86	$31.21	$34.00
Total return, based on NAV[2]	15.04%	10.22%	7.86%	(6.23)%	14.22%
Net assets, end of year (000s)	$75,854	$49,749	$46,010	$49,941	$47,593
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses	0.09 [3,4]	0.09 [3,4]	0.09	0.09	0.09
Net investment income	2.33	2.18	2.52	2.24	2.07
Portfolio turnover rate[5]	12%	11%	14%	8%	14%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Financial Highlights (cont’d)
Franklin FTSE Taiwan ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$42.60	$44.22	$37.05	$43.67	$41.12
Income (loss) from operations:
Net investment income	1.27	0.75	1.21	1.25	0.98
Net realized and unrealized gain (loss)	22.99	(1.48)	7.14	(6.84)	2.64
Total income (loss) from operations	24.26	(0.73)	8.35	(5.59)	3.62
Less distributions from:
Net investment income	(1.53)	(0.89)	(1.18)	(1.03)	(1.07)
Total distributions	(1.53)	(0.89)	(1.18)	(1.03)	(1.07)
Net asset value, end of year	$65.33	$42.60	$44.22	$37.05	$43.67
Total return, based on NAV[2]	57.35%	(1.84)%	22.90%	(12.55)%	8.72%
Net assets, end of year (000s)	$1,443,693	$302,456	$225,504	$137,094	$43,667
Ratios to average net assets:
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.19 [3,4]	0.19 [3,4]	0.19	0.19	0.19
Net investment income	2.17	1.59	3.12	3.52	2.20
Portfolio turnover rate	57%	2%[5]	12%[5]	5%[5]	8%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Franklin FTSE United Kingdom ETF

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$28.50	$26.10	$24.21	$25.46	$23.78
Income (loss) from operations:
Net investment income	1.12	0.99	0.96	0.94	0.95
Net realized and unrealized gain (loss)	5.82	2.57	1.92	(1.22)	1.47
Total income (loss) from operations	6.94	3.56	2.88	(0.28)	2.42
Less distributions from:
Net investment income	(1.18)	(1.16)	(0.99)	(0.97)	(0.74)
Total distributions	(1.18)	(1.16)	(0.99)	(0.97)	(0.74)
Net asset value, end of year	$34.26	$28.50	$26.10	$24.21	$25.46
Total return, based on NAV[2]	24.74%	14.06%	12.18%	(0.71)%	10.27%
Net assets, end of year (millions)	$821	$712	$653	$569	$614
Ratios to average net assets:
Gross expenses	0.09%	0.09%	0.09%	0.09%	0.09%
Net expenses[3,4]	0.09	0.09	0.09	0.09	0.09
Net investment income	3.46	3.63	3.90	4.10	3.77
Portfolio turnover rate[5]	5%	10%	5%	6%	6%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

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Notes to Financial Statements
1. Organization and significant accounting policies
Franklin FTSE Asia ex Japan ETF (“FTSE Asia ex Japan ETF”), Franklin FTSE Europe ETF (“FTSE Europe ETF”), Franklin FTSE India ETF (“FTSE India ETF”), Franklin FTSE Japan Hedged ETF (“FTSE Japan Hedged ETF”) and Franklin FTSE Latin America ETF (“FTSE Latin America ETF”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). Franklin FTSE Australia ETF (“FTSE Australia ETF”), Franklin FTSE Brazil ETF (“FTSE Brazil ETF”), Franklin FTSE Canada ETF (“FTSE Canada ETF”), Franklin FTSE China ETF (“FTSE China ETF”), Franklin FTSE Eurozone ETF (“FTSE Eurozone ETF”), Franklin FTSE Germany ETF (“FTSE Germany ETF”), Franklin FTSE Japan ETF (“FTSE Japan ETF”), Franklin FTSE Mexico ETF (“FTSE Mexico ETF”), Franklin FTSE Saudi Arabia ETF (“FTSE Saudi Arabia ETF”), Franklin FTSE South Korea ETF (“FTSE South Korea ETF”), Franklin FTSE Switzerland ETF (“FTSE Switzerland ETF”), Franklin FTSE Taiwan ETF (“FTSE Taiwan ETF”) and Franklin FTSE United Kingdom ETF (“FTSE United Kingdom ETF”) (each a “Fund”, collectively referenced as “Funds”) are separate non-diversified investment series of the Trust. The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds intend to be diversified in approximately the same proportion as the Funds’ underlying index is diversified. The Funds may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Funds’ underlying index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
On May 21, 2025, the Funds’ Board of Trustees (the “Board”), on behalf of Franklin FTSE Hong Kong ETF approved a proposal to liquidate the Fund. The Fund liquidated on July 8, 2025.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NYSE Arca, Inc. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be

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unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Board.
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
FTSE Asia ex Japan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$13,925,618	$3,349	—	$13,928,967
Materials	1,829,252	6,142	—	1,835,394
Real Estate	869,166	—	$0 *	869,166
Other Common Stocks	24,023,766	—	—	24,023,766
Preferred Stocks	309,346	—	—	309,346
Rights	—	40	—	40
Total Long-Term Investments	40,957,148	9,531	0 *	40,966,679
Short-Term Investments†	21,919	—	—	21,919
Total Investments	$40,979,067	$9,531	$0 *	$40,988,598

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
FTSE Australia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$86,207,972	—	—	$86,207,972
Short-Term Investments†	40,048	—	—	40,048
Total Investments	$86,248,020	—	—	$86,248,020
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$17,047	—	—	$17,047

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Brazil ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$354,289,803	—	—	$354,289,803
Preferred Stocks	142,733,113	—	—	142,733,113
Rights	103,418	—	—	103,418
Total Long-Term Investments	497,126,334	—	—	497,126,334
Short-Term Investments†	252,227	—	—	252,227
Total Investments	$497,378,561	—	—	$497,378,561

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LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$101,146	—	—	$101,146

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Canada ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$674,424,204	—	—	$674,424,204
Warrants	—	—	$0 *	0*
Total Long-Term Investments	674,424,204	—	0 *	674,424,204
Short-Term Investments†:
Time Deposits	—	$1,433,127	—	1,433,127
Money Market Funds	73,051	—	—	73,051
Total Short-Term Investments	73,051	1,433,127	—	1,506,178
Total Investments	$674,497,255	$1,433,127	$0 *	$675,930,382
Other Financial Instruments:
Futures Contracts††	$14,238	—	—	$14,238
Total	$674,511,493	$1,433,127	$0 *	$675,944,620

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE China ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$24,675,967	$74,148	—	$24,750,115
Materials	16,095,900	102,560	—	16,198,460
Real Estate	4,256,969	—	$0 *	4,256,969
Other Common Stocks	226,353,610	—	—	226,353,610
Total Long-Term Investments	271,382,446	176,708	0 *	271,559,154
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	423,500	—	—	423,500
Money Market Funds	175,785	—	—	175,785
Total Short-Term Investments	599,285	—	—	599,285
Total Investments	$271,981,731	$176,708	$0 *	$272,158,439

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.

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Notes to Financial Statements (cont’d)
FTSE Europe ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$14,389,776	—	$0 *	$14,389,776
Materials	6,089,373	—	0 *	6,089,373
Other Common Stocks	85,518,028	—	—	85,518,028
Preferred Stocks	337,856	—	—	337,856
Rights	—	$1	—	1
Total Long-Term Investments	106,335,033	1	0 *	106,335,034
Short-Term Investments†	49	—	—	49
Total Investments	$106,335,082	$1	$0 *	$106,335,083
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$14,734	—	—	$14,734

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Eurozone ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$3,989,010	—	$0 *	$3,989,010
Materials	2,642,131	—	0 *	2,642,131
Other Common Stocks	56,408,257	—	—	56,408,257
Preferred Stocks	384,405	—	—	384,405
Rights	—	$1	—	1
Total Long-Term Investments	63,423,803	1	0 *	63,423,804
Short-Term Investments†	1,256	—	—	1,256
Total Investments	$63,425,059	$1	$0 *	$63,425,060
Other Financial Instruments:
Futures Contracts††	$631	—	—	$631
Total	$63,425,690	$1	$0 *	$63,425,691

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

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FTSE Germany ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$39,011,690	—	—	$39,011,690
Preferred Stocks	894,616	—	—	894,616
Total Investments	$39,906,306	—	—	$39,906,306
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,828	—	—	$3,828

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE India ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,438,814,588	—	—	$2,438,814,588
Short-Term Investments†	4,616	—	—	4,616
Total Investments	$2,438,819,204	—	—	$2,438,819,204
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$541,030	—	—	$541,030

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Japan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,866,602,687	—	—	$2,866,602,687
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	14,346,787	—	—	14,346,787
Money Market Funds	1,251	—	—	1,251
Total Short-Term Investments	14,348,038	—	—	14,348,038
Total Investments	$2,880,950,725	—	—	$2,880,950,725

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Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$818,445	—	—	$818,445

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Japan Hedged ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$131,026,266	—	—	$131,026,266
Short-Term Investments†	198,968	—	—	198,968
Total Investments	$131,225,234	—	—	$131,225,234
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,087,807	—	$3,087,807
Total	$131,225,234	$3,087,807	—	$134,313,041
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$36,192	—	—	$36,192
Forward Foreign Currency Contracts††	—	$2,866	—	2,866
Total	$36,192	$2,866	—	$39,058

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Latin America ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$70,822,033	—	—	$70,822,033
Preferred Stocks	17,767,188	—	—	17,767,188
Rights	13,017	—	—	13,017
Total Long-Term Investments	88,602,238	—	—	88,602,238
Short-Term Investments†	35,091	—	—	35,091
Total Investments	$88,637,329	—	—	$88,637,329
Other Financial Instruments:
Futures Contracts††	$5,566	—	—	$5,566
Total	$88,642,895	—	—	$88,642,895

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LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$8,015	—	—	$8,015

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Mexico ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$87,538,552	—	—	$87,538,552
Short-Term Investments†:
Investments from Cash Collateral Received for Loaned Securities	4,080	—	—	4,080
Money Market Funds	4	—	—	4
Total Short-Term Investments	4,084	—	—	4,084
Total Investments	$87,542,636	—	—	$87,542,636

†	See Schedules of Investments for additional detailed categorizations.
FTSE Saudi Arabia ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,034,017	—	—	$5,034,017
Total Investments	$5,034,017	—	—	$5,034,017
Other Financial Instruments:
Futures Contracts††	$1,008	—	—	$1,008
Total	$5,035,025	—	—	$5,035,025

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE South Korea ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$404,855,943	—	—	$404,855,943
Preferred Stocks	13,185,115	—	—	13,185,115
Total Long-Term Investments	418,041,058	—	—	418,041,058
Short-Term Investments†	1,595	—	—	1,595
Total Investments	$418,042,653	—	—	$418,042,653

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Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$157,220	—	—	$157,220

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Switzerland ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$74,663,298	—	—	$74,663,298
Short-Term Investments†	148	—	—	148
Total Investments	$74,663,446	—	—	$74,663,446
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,008	—	—	$2,008

†	See Schedules of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
FTSE Taiwan ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,441,776,179	—	—	$1,441,776,179
Short-Term Investments†	128,117	—	—	128,117
Total Investments	$1,441,904,296	—	—	$1,441,904,296

†	See Schedules of Investments for additional detailed categorizations.
FTSE United Kingdom ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$118,206,460	—	$0 *	$118,206,460
Materials	67,183,680	—	0 *	67,183,680
Other Common Stocks	626,683,644	—	—	626,683,644
Total Long-Term Investments	812,073,784	—	0 *	812,073,784
Short-Term Investments†	7,148	—	—	7,148
Total Investments	$812,080,932	—	$0 *	$812,080,932

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LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$86,866	—	—	$86,866

†	See Schedules of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ’‘initial margin’’ and subsequent payments (’‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

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Notes to Financial Statements (cont’d)
(e) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of March 31, 2026, FTSE Japan Hedged ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $2,866. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(g) Securities lending. Certain or all Funds participate in an agency based securities lending program to earn additional income. The Funds receive cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of the Funds business each day; any additional collateral required due to changes in security values is delivered to the Funds on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. (“Franklin Advisers”), an affiliate of the Funds. These securities received as collateral are held in segregated accounts with the Funds’ custodian. The Funds cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statements of Assets and Liabilities. The Funds may receive income from the investment of cash collateral,

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in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Funds bear the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Funds. If the borrower defaults on its obligation to return the securities loaned, the Funds have the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Funds in the event of default by a third party borrower.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a semi-annual basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
However, due to the timing of when distributions are made by the Funds, the Funds may be subject to an excise tax of 4% of the amount by which 98% of the Funds’ annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. During the year ended March 31, 2026, FTSE Brazil ETF and FTSE Latin America ETF paid $14,267 and $1,249 respectively, of federal excise taxes attributable to calendar year 2025.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of March 31, 2026, there were $140,446 of capital gains tax liabilities accrued on unrealized gains for FTSE Asia ex Japan ETF. In some cases, the Funds may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statements of Assets and Liabilities and dividend income in the Statements of Operations. In many cases, however, the Funds may not receive such amounts for an extended period of time, depending on the country of investment.
As a result of several court cases, in certain countries across the European Union, FTSE Europe ETF and FTSE Eurozone ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by FTSE Europe ETF and FTSE Eurozone ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

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Notes to Financial Statements (cont’d)
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
FTSE Australia ETF(a)	$(4,307,615)	$4,307,615
FTSE Brazil ETF(b)	14,267	(14,267)
FTSE Canada ETF(a)	(34,872,446)	34,872,446
FTSE Europe ETF(a)	(4,313,142)	4,313,142
FTSE Germany ETF(a)	(9,684,720)	9,684,720
FTSE Japan ETF(a)	(112,741,556)	112,741,556
FTSE Japan Hedged ETF(c)	(3,593,763)	3,593,763
FTSE Latin America ETF(d)	600	(600)
FTSE Mexico ETF(a)	(1,331,151)	1,331,151
FTSE South Korea ETF(e)	(97,486)	97,486
FTSE United Kingdom ETF(a)	(101,168,083)	101,168,083
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities and book/tax differences in the treatment of various items.
(b)
Reclassifications are due to a non-deductible excise tax paid by the Fund.
(c)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities and distributions paid in connection with the redemption of Fund shares.
(d)
Reclassifications are due to a non-deductible excise tax paid by the Fund and prior year true-ups.
(e)
Reclassifications are due to a book/tax differences in the treatment of various items.
During the current year, FTSE Asia ex Japan ETF, FTSE China ETF, FTSE Eurozone ETF, FTSE India ETF, FTSE Saudi Arabia ETF, FTSE Switzerland ETF and FTSE Taiwan ETF had no reclassifications.
(l) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisory Services, LLC (“FASL”) is each Fund’s investment manager. Franklin Templeton Institutional, LLC (“FT Institutional”) is each Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is each Fund’s Administrative manager. FASL, FT Institutional and Franklin Templeton Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with FASL, Franklin Templeton Services provides administrative services to the Funds. The fee is paid by FASL based on the Funds’ average daily net assets, and is not an additional expense of the Funds.
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Funds. The subadvisory fee is paid by FASL based on the Funds’ average daily net assets and is not an additional expense of the Funds.
The Funds pay FASL a unified management fee for managing the Funds’ assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Funds, FASL reimburses the Funds for all acquired fund fees and expenses (such as those associated with the Funds’ investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Funds, except for (i) the Funds’ management fee, (ii) payments under the Funds’ Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses.

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Each Fund pays gross effective investment management fee, calculated daily and paid monthly according to the terms of the management agreement, at an annual rate of each Fund’s average daily net assets as follows:

Annualized Fee Rate
FTSE Asia ex Japan ETF	0.19%
FTSE Australia ETF	0.09%
FTSE Brazil ETF	0.19%
FTSE Canada ETF	0.09%
FTSE China ETF	0.19%
FTSE Europe ETF	0.09%
FTSE Eurozone ETF	0.09%
FTSE Germany ETF	0.09%
FTSE India ETF	0.19%
FTSE Japan ETF	0.09%
FTSE Japan Hedged ETF	0.09%
FTSE Latin America ETF	0.19%
FTSE Mexico ETF	0.19%
FTSE Saudi Arabia ETF	0.39%
FTSE South Korea ETF	0.09%
FTSE Switzerland ETF	0.09%
FTSE Taiwan ETF	0.19%
FTSE United Kingdom ETF	0.09%
FASL pays FT Institutional for its services to the Funds. With respect to each Fund, FASL pays FT Institutional a monthly fee equal to 50% of the net investment advisory fee payable by each Fund to FASL (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) 96% of an amount equal to the total investment management fees payable to FASL, minus any Fund fees and/or expenses waived or reimbursed by FASL, including as part of each Fund’s unitary management fee structure pursuant to the investment management agreement between FASL and the Trust, on behalf of each Fund, minus (ii) any fees payable by FASL to Franklin Templeton Services for fund administrative services.
The manager has agreed to waive the Funds’ management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the year ended March 31, 2026, fees waived and/or expenses reimbursed, all of which was an affiliated money market fund waiver, amounted to as follows:

FTSE Asia ex Japan ETF	$169
FTSE Australia ETF	48
FTSE Brazil ETF	2,151
FTSE Canada ETF	294
FTSE China ETF	882
FTSE Europe ETF	98
FTSE Eurozone ETF	32
FTSE Germany ETF	27
FTSE India ETF	14,722
FTSE Japan ETF	3,609
FTSE Japan Hedged ETF	462
FTSE Latin America ETF	150
FTSE Mexico ETF	398
FTSE Saudi Arabia ETF	84
FTSE South Korea ETF	1,031
FTSE Switzerland ETF	46
FTSE Taiwan ETF	3,429
FTSE United Kingdom ETF	641

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Notes to Financial Statements (cont’d)
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
FTSE Asia ex Japan ETF	$7,890,711	$2,322,644
FTSE Australia ETF	4,727,082	4,723,747
FTSE Brazil ETF	263,704,414	35,928,752
FTSE Canada ETF	88,832,752	86,833,253
FTSE China ETF	106,932,360	16,279,757
FTSE Europe ETF	5,802,987	5,438,128
FTSE Eurozone ETF	3,043,134	3,075,819
FTSE Germany ETF	2,886,810	2,945,719
FTSE India ETF	1,439,811,713	342,900,402
FTSE Japan ETF	131,241,107	205,110,330
FTSE Japan Hedged ETF	23,025,555	18,207,990
FTSE Latin America ETF	36,229,265	5,628,722
FTSE Mexico ETF	13,792,157	13,636,450
FTSE Saudi Arabia ETF	9,821,884	21,243,248
FTSE South Korea ETF	260,192,884	72,659,558
FTSE Switzerland ETF	7,696,062	7,119,076
FTSE Taiwan ETF	1,371,410,829	377,953,880
FTSE United Kingdom ETF	44,334,932	48,516,595
During the year ended March 31, 2026, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)*
FTSE Asia ex Japan ETF	$468,573	—	—
FTSE Australia ETF	44,322,557	$24,502,496	$4,422,748
FTSE Brazil ETF	—	—	—
FTSE Canada ETF	221,768,867	73,184,268	34,968,644
FTSE China ETF	4,617,441	—	—
FTSE Europe ETF	19,805,674	14,106,530	4,390,302
FTSE Eurozone ETF	37,225,268	—	—
FTSE Germany ETF	38,309,021	28,693,890	9,705,229
FTSE India ETF	—	—	—
FTSE Japan ETF	894,198,060	399,070,583	127,420,711
FTSE Japan Hedged ETF	34,715,806	10,744,127	3,394,886
FTSE Latin America ETF	13,428,777	—	—
FTSE Mexico ETF	35,563,673	15,346,074	1,345,397
FTSE Saudi Arabia ETF	—	—	—
FTSE South Korea ETF	—	—	—
FTSE Switzerland ETF	20,935,276	—	—
FTSE Taiwan ETF	—	—	—
FTSE United Kingdom ETF	249,681,588	299,397,576	104,342,600

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Funds.

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The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:

Securities Lending Transactions(a)	Equity Investments(b)
FTSE China ETF	$423,500
FTSE Japan ETF	14,346,787
FTSE Mexico ETF	4,080

(a)	The agreements can be terminated at any time.
(b)	The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	FTSE Asia ex Japan ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$32,114,762	$13,745,443	$(4,871,607)	$8,873,836

	FTSE Australia ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$84,483,921	$8,231,528	$(6,467,429)	$1,764,099
Futures contracts	—	—	(17,047)	(17,047)

	FTSE Brazil ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$407,009,367	$109,278,875	$(18,909,681)	$90,369,194
Futures contracts	—	—	(101,146)	(101,146)

	FTSE Canada ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$537,996,018	$148,731,787	$(10,797,423)	$137,934,364
Futures contracts	—	14,238	—	14,238

	FTSE China ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$271,509,140	$36,242,815	$(35,593,516)	$649,299

	FTSE Europe ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$93,209,662	$22,935,997	$(9,810,576)	$13,125,421
Futures contracts	—	—	(14,734)	(14,734)

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Notes to Financial Statements (cont’d)

	FTSE Eurozone ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$56,426,049	$11,070,003	$(4,070,992)	$6,999,011
Futures contracts	—	631	—	631

	FTSE Germany ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$44,090,335	$2,315,809	$(6,499,838)	$(4,184,029)
Futures contracts	—	—	(3,828)	(3,828)

	FTSE India ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$2,712,379,718	$131,385,051	$(404,945,565)	$(273,560,514)
Futures contracts	—	—	(541,030)	(541,030)

	FTSE Japan ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,641,795,089	$527,939,462	$(288,783,826)	$239,155,636
Futures contracts	—	—	(818,445)	(818,445)

	FTSE Japan Hedged ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$117,084,274	$23,932,533	$(9,791,573)	$14,140,960
Futures contracts	—	—	(36,192)	(36,192)
Forward foreign currency contracts	—	3,087,807	(2,866)	3,084,941

	FTSE Latin America ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$70,769,939	$19,558,336	$(1,690,946)	$17,867,390
Futures contracts	—	5,566	(8,015)	(2,449)

	FTSE Mexico ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$75,521,260	$13,773,452	$(1,752,076)	$12,021,376

	FTSE Saudi Arabia ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$3,433,508	$1,633,166	$(32,657)	$1,600,509
Futures contracts	—	1,008	—	1,008

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	FTSE South Korea ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$322,003,061	$130,432,009	$(34,392,417)	$96,039,592
Futures contracts	—	—	(157,220)	(157,220)

	FTSE Switzerland ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$65,180,393	$12,708,623	$(3,225,570)	$9,483,053
Futures contracts	—	—	(2,008)	(2,008)

	FTSE Taiwan ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$1,263,924,691	$223,119,183	$(45,139,578)	$177,979,605

	FTSE United Kingdom ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$700,191,508	$174,935,886	$(63,046,462)	$111,889,424
Futures contracts	—	—	(86,866)	(86,866)
4. Derivative instruments and hedging activities
FTSE Asia ex Japan ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
FTSE Australia ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$17,047

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(14,095)

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Notes to Financial Statements (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(16,855)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$297,326

*	Based on the average of the market values at each month-end during the period.
FTSE Brazil ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$101,146

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$1,394,679	$1,394,679
Forward foreign currency contracts	$4,939	—	4,939
Total	$4,939	$1,394,679	$1,399,618

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(129,127)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$4,354,741
Forward foreign currency contracts (to buy)†	387,025

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.

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Franklin Templeton ETF Trust 2026 Annual Report

FTSE Canada ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$14,238

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$217,508

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$5,461
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$1,018,100

*	Based on the average of the market values at each month-end during the period.
FTSE China ETF
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following table provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$167,748
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$557,837

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.

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Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
FTSE Europe ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$14,734

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$69,753

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$16,579
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$605,971

*	Based on the average of the market values at each month-end during the period.
FTSE Eurozone ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$631

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$15,250

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Franklin Templeton ETF Trust 2026 Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$3,152
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$56,367

*	Based on the average of the market values at each month-end during the period.
FTSE Germany ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$3,828

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$15,951

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(1,284)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$91,318

*	Based on the average of the market values at each month-end during the period.
FTSE India ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$541,030

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

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Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(3,614,788)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(73,761)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$23,863,962

*	Based on the average of the market values at each month-end during the period.
FTSE Japan ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$818,445

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$3,043,082

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$62,097
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$15,167,871

*	Based on the average of the market values at each month-end during the period.

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Franklin Templeton ETF Trust 2026 Annual Report

FTSE Japan Hedged ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$3,087,807

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$36,192	$36,192
Forward foreign currency contracts	$2,866	—	2,866
Total	$2,866	$36,192	$39,058

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$223,616	$223,616
Forward foreign currency contracts	$7,600,779	—	7,600,779
Total	$7,600,779	$223,616	$7,824,395

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$(16,628)	$(16,628)
Forward foreign currency contracts	$3,468,386	—	3,468,386
Total	$3,468,386	$(16,628)	$3,451,758
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$1,005,110
Forward foreign currency contracts (to buy)	58,103,732
Forward foreign currency contracts (to sell)	171,558,292

*	Based on the average of the market values at each month-end during the period.

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Franklin Templeton ETF Trust 2026 Annual Report

Notes to Financial Statements (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
State Street Bank and Trust Co.	$771,559	$(934)	$770,625	—	$770,625
UBS Securities LLC	771,677	(1,147)	770,530	—	770,530
Wells Fargo Securities LLC	1,544,571	(785)	1,543,786	—	1,543,786
Total	$3,087,807	$(2,866)	$3,084,941	—	$3,084,941

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
FTSE Latin America ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$5,566

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$8,015

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$102,619

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(6,188)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$448,100

*	Based on the average of the market values at each month-end during the period.

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FTSE Mexico ETF
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following table provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$8,776
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$101,946

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
FTSE Saudi Arabia ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$1,008

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$(7,615)	$(7,615)
Forward foreign currency contracts	$(306)	—	(306)
Total	$(306)	$(7,615)	$(7,921)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,008
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$22,664
Forward foreign currency contracts (to sell)†	3,715

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.

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FTSE South Korea ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$157,220

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$409,225

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(139,636)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$803,112

*	Based on the average of the market values at each month-end during the period.
FTSE Switzerland ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$2,008

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$5,818

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CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$28,804
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$960,445

*	Based on the average of the market values at each month-end during the period.
FTSE Taiwan ETF
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$530,124	$530,124
Forward foreign currency contracts	$(2,736)	—	(2,736)
Total	$(2,736)	$530,124	$527,388
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$755,200
Forward foreign currency contracts (to sell)†	3,873

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
FTSE United Kingdom ETF
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$86,866

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$588,210

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Notes to Financial Statements (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$1,476
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$4,218,494

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following companies were considered affiliated companies for all or some portion of the year ended March 31, 2026. The following transactions were effected in such companies for the year ended March 31, 2026.

FTSE Asia ex Japan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$39	$2,971,412	2,971,412	$2,949,532	2,949,532	—	$1,870	—	—	$21,919
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	11,273,120	11,273,120	11,273,120	11,273,120	—	—	—	—	—
Total	$39	$14,244,532		$14,222,652		—	$1,870	—	—	$21,919

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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FTSE Australia ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$40,578	$2,481,095	2,481,095	$2,481,625	2,481,625	—	$1,309	—	—	$40,048
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	3,920,895	3,920,895	3,920,895	3,920,895	—	—	—	—	—
Total	$40,578	$6,401,990		$6,402,520		—	$1,309	—	—	$40,048

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Brazil ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$48,735	$155,088,670	155,088,670	$154,885,178	154,885,178	—	$45,701	—	$252,227

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Canada ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$78,873	$12,164,522	12,164,522	$12,170,344	12,170,344	—	$9,379	—	—	$73,051
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	37,037,255	37,037,255	37,037,255	37,037,255	—	—	$10,212	—	—
Total	$78,873	$49,201,777		$49,207,599		—	$9,379	$10,212	—	$73,051

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE China ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$29,700	$4,666,409	4,666,409	$4,272,609	4,272,609	—	—	$2,809	—	$423,500
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	22,311	34,696,090	34,696,090	34,542,616	34,542,616	—	$14,268	—	—	175,785
Total	$52,011	$39,362,499		$38,815,225		—	$14,268	$2,809	—	$599,285

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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Notes to Financial Statements (cont’d)

FTSE Europe ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$46,800	$3,727,215	3,727,215	$3,773,966	3,773,966	—	$2,610	—	—	$49
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	5,555	5,555	5,555	5,555	—	—	$1	—	—
Total	$46,800	$3,732,770		$3,779,521		—	$2,610	$1	—	$49

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Eurozone ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,925	$1,301,139	1,301,139	$1,301,808	1,301,808	—	$821	—	$1,256

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Germany ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$1,239,894	1,239,894	$1,239,894	1,239,894	—	$585	—	—	—
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	23,582,265	23,582,265	23,582,265	23,582,265	—	—	—	—	—
Total	—	$24,822,159		$24,822,159		—	$585	—	—	—

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE India ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$14,580,819	$312,808,285	312,808,285	$327,384,488	327,384,488	—	$246,833	—	$4,616

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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FTSE Japan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,489,374	$94,524,327	94,524,327	$81,666,914	81,666,914	—	—	$1,829	—	$14,346,787
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	144,665	126,362,953	126,362,953	126,506,367	126,506,367	—	$80,308	—	—	1,251
Total	$1,634,039	$220,887,280		$208,173,281		—	$80,308	$1,829	—	$14,348,038

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Japan Hedged ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$438,852	$11,488,312	11,488,312	$11,728,196	11,728,196	—	$17,160	—	—	$198,968
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	375,550	375,550	375,550	375,550	—	—	—	—	—
Total	$438,852	$11,863,862		$12,103,746		—	$17,160	—	—	$198,968

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Latin America ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$18,048	$4,968,595	4,968,595	$4,951,552	4,951,552	—	$1,426	—	—	$35,091
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	34,414	629,916	629,916	664,330	664,330	—	—	$540	—	—
Total	$52,462	$5,598,511		$5,615,882		—	$1,426	$540	—	$35,091

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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Notes to Financial Statements (cont’d)

FTSE Mexico ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$175,005	$8,851,640	8,851,640	$9,022,565	9,022,565	—	—	$2,778	—	$4,080
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	1	2,531,171	2,531,171	2,531,168	2,531,168	—	$1,308	—	—	4
Total	$175,006	$11,382,811		$11,553,733		—	$1,308	$2,778	—	$4,084

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Saudi Arabia ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1	$2,722,676	2,722,676	$2,722,677	2,722,677	—	$1,129	—	—

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE South Korea ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$37	$112,052,518	112,052,518	$112,050,960	112,050,960	—	$38,054	—	$1,595

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Switzerland ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$2,258	$1,549,022	1,549,022	$1,551,132	1,551,132	—	$1,005	—	$148

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

FTSE Taiwan ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$224,256	$113,385,605	113,385,605	$113,481,744	113,481,744	—	$78,290	—	$128,117

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

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FTSE United Kingdom ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$489,625	$32,010,816	32,010,816	$32,493,293	32,493,293	—	$15,642	—	—	$7,148
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	17,192,815	17,192,815	17,192,815	17,192,815	—	—	$2,834	—	—
Total	$489,625	$49,203,631		$49,686,108		—	$15,642	$2,834	—	$7,148

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	FTSE Asia ex Japan ETF	FTSE Australia ETF	FTSE Brazil ETF	FTSE Canada ETF	FTSE China ETF
Distributions paid from:
Ordinary income	$843,608	$2,299,547	$19,286,550	$10,050,366	$5,902,201
Total distributions paid	$843,608	$2,299,547	$19,286,550	$10,050,366	$5,902,201

	FTSE Europe ETF	FTSE Eurozone ETF	FTSE Germany ETF	FTSE India ETF	FTSE Japan ETF
Distributions paid from:
Ordinary income	$3,355,127	$1,187,826	$1,070,494	$14,940,263	$127,564,350
Total distributions paid	$3,355,127	$1,187,826	$1,070,494	$14,940,263	$127,564,350

	FTSE Japan Hedged ETF	FTSE Latin America ETF	FTSE Mexico ETF	FTSE Saudi Arabia ETF	FTSE South Korea ETF
Distributions paid from:
Ordinary income	$7,565,309	$2,554,151	$2,408,449	$732,985	$9,114,936
Net long-term capital gains	1,245,666	—	—	—	—
Total distributions paid	$8,810,975	$2,554,151	$2,408,449	$732,985	$9,114,936

	FTSE Switzerland ETF	FTSE Taiwan ETF	FTSE United Kingdom ETF
Distributions paid from:
Ordinary income	$1,234,853	$14,852,461	$32,420,912
Total distributions paid	$1,234,853	$14,852,461	$32,420,912
The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	FTSE Asia ex Japan ETF	FTSE Australia ETF	FTSE Brazil ETF	FTSE Canada ETF	FTSE China ETF
Distributions paid from:
Ordinary income	$851,532	$1,660,072	$10,598,965	$10,231,884	$4,065,568
Total distributions paid	$851,532	$1,660,072	$10,598,965	$10,231,884	$4,065,568

	FTSE Europe ETF	FTSE Eurozone ETF	FTSE Germany ETF	FTSE India ETF	FTSE Japan ETF
Distributions paid from:
Ordinary income	$2,726,480	$611,823	$568,974	$23,733,043	$94,224,019
Total distributions paid	$2,726,480	$611,823	$568,974	$23,733,043	$94,224,019

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Notes to Financial Statements (cont’d)

	FTSE Japan Hedged ETF	FTSE Latin America ETF	FTSE Mexico ETF	FTSE Saudi Arabia ETF	FTSE South Korea ETF
Distributions paid from:
Ordinary income	$3,331,025	$3,090,596	$2,471,603	$529,436	$10,581,086
Net long-term capital gains	250,445	—	—	—	—
Total distributions paid	$3,581,470	$3,090,596	$2,471,603	$529,436	$10,581,086

	FTSE Switzerland ETF	FTSE Taiwan ETF	FTSE United Kingdom ETF
Distributions paid from:
Ordinary income	$1,104,558	$6,331,672	$29,746,195
Total distributions paid	$1,104,558	$6,331,672	$29,746,195
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	FTSE Asia ex Japan ETF	FTSE Australia ETF	FTSE Brazil ETF	FTSE Canada ETF	FTSE China ETF
Undistributed ordinary income — net	$144,332	$875,363	$2,807,641	$3,234,102	—
Deferred capital losses*	(6,017,089)	(2,861,667)	(146,583,228)	(10,947,549)	$(33,673,736)
Other book/tax temporary differences(a)	—	—	—	(14,236)	(552,283)
Unrealized appreciation (depreciation)(b)	8,732,435	1,732,002	90,381,744	137,940,115	648,856
Total distributable earnings (loss) — net	$2,859,678	$(254,302)	$(53,393,843)	$130,212,432	$(33,577,163)

	FTSE Europe ETF	FTSE Eurozone ETF	FTSE Germany ETF	FTSE India ETF	FTSE Japan ETF
Undistributed ordinary income — net	$999,936	$24,389	$300,060	$6,635,988	$14,942,986
Deferred capital losses*	(7,985,493)	(4,172,731)	(2,037,461)	(78,639,281)	(97,637,230)
Other book/tax temporary differences(a)	192,340	42,777	3,827	—	—
Unrealized appreciation (depreciation)(b)	13,126,063	7,003,507	(4,183,618)	(274,105,798)	238,288,107
Total distributable earnings (loss) — net	$6,332,846	$2,897,942	$(5,917,192)	$(346,109,091)	$155,593,863

	FTSE Japan Hedged ETF	FTSE Latin America ETF	FTSE Mexico ETF	FTSE Saudi Arabia ETF	FTSE South Korea ETF
Undistributed ordinary income — net	$3,457,458	$470,975	$397,066	$32,154	$5,767,793
Undistributed long-term capital gains — net	2,834,249	—	—	—	—
Total undistributed earnings	$6,291,707	$470,975	$397,066	$32,154	$5,767,793
Deferred capital losses*	—	(4,439,414)	(6,242,012)	(1,560,476)	(18,902,881)
Other book/tax temporary differences(a)	(3,084,940)	—	—	(1,008)	—
Unrealized appreciation (depreciation)(b)	17,190,294	17,876,068	12,021,085	1,600,812	95,750,615
Total distributable earnings (loss) — net	$20,397,061	$13,907,629	$6,176,139	$71,482	$82,615,527

	FTSE Switzerland ETF	FTSE Taiwan ETF	FTSE United Kingdom ETF
Undistributed ordinary income — net	$739,149	$3,612,122	$4,713,142
Deferred capital losses*	(4,084,596)	(23,481,160)	(31,550,440)
Other book/tax temporary differences(a)	2,008	—	86,865
Unrealized appreciation (depreciation)(b)	9,509,425	177,979,195	111,744,366
Total distributable earnings (loss) — net	$6,165,986	$158,110,157	$84,993,933

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes on unrealized gains
(losses) on certain futures and/or foreign currency contracts and/or book/tax differences in the timing of the destructibility of various expenses.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the difference between the book and tax cost basis of investments in partnership and other book/tax basis adjustments.

262
Franklin Templeton ETF Trust 2026 Annual Report

8. Concentration of risk
Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Funds as well as the Funds’ performance and liquidity. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a variable interest entity (VIE). In a VIE structure, foreign investors, such as FTSE Asia ex Japan ETF & FTSE China ETF will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Funds’ returns and net asset value.
9. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

263
Franklin Templeton ETF Trust 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF and Franklin FTSE United Kingdom ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin FTSE Asia ex Japan ETF, Franklin FTSE Australia ETF, Franklin FTSE Brazil ETF, Franklin FTSE Canada ETF, Franklin FTSE China ETF, Franklin FTSE Europe ETF, Franklin FTSE Eurozone ETF, Franklin FTSE Germany ETF, Franklin FTSE India ETF, Franklin FTSE Japan ETF, Franklin FTSE Japan Hedged ETF, Franklin FTSE Latin America ETF, Franklin FTSE Mexico ETF, Franklin FTSE Saudi Arabia ETF, Franklin FTSE South Korea ETF, Franklin FTSE Switzerland ETF, Franklin FTSE Taiwan ETF and Franklin FTSE United Kingdom ETF (eighteen of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

264
Franklin Templeton ETF Trust 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	FTSE Asia ex Japan ETF	FTSE Australia ETF	FTSE Brazil ETF	FTSE Canada ETF	FTSE China ETF
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$410,417	$2,342,536	—	$11,936,729	$3,108,017

	Pursuant to:	FTSE Europe ETF	FTSE Eurozone ETF	FTSE Germany ETF	FTSE India ETF	FTSE Japan ETF
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$3,381,532	$1,213,484	$1,096,531	$25,842,209	$56,597,529

	Pursuant to:	FTSE Japan Hedged ETF	FTSE Latin America ETF	FTSE Mexico ETF	FTSE Saudi Arabia ETF	FTSE South Korea ETF
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$1,857,206	—	—	—	—
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$2,411,636	$509,195	$2,479,325	—	$4,159,386
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$1,193,495	—	—	—	—

	Pursuant to:	FTSE Switzerland ETF	FTSE Taiwan ETF	FTSE United Kingdom ETF
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$1,576,043	—	$29,592,346
Under Section 853 of the Internal Revenue Code, the Funds intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2026:

	FTSE Asia ex Japan ETF	FTSE Australia ETF	FTSE Brazil ETF	FTSE Canada ETF	FTSE China ETF
Foreign Taxes Paid	$111,391	$42,989	$506,861	$1,886,363	$322,395
Foreign Source Income Earned	$794,891	$2,460,643	$17,980,606	$12,593,049	$4,430,810

	FTSE Europe ETF	FTSE Eurozone ETF	FTSE Germany ETF	FTSE India ETF	FTSE Japan ETF
Foreign Taxes Paid	$242,713	$110,806	$154,356	$10,901,946	$5,826,676
Foreign Source Income Earned	$3,326,431	$1,120,327	$1,087,673	$34,983,275	$62,556,751

	FTSE Japan Hedged ETF	FTSE Latin America ETF	FTSE Mexico ETF	FTSE Saudi Arabia ETF	FTSE South Korea ETF
Foreign Taxes Paid	$259,594	$155,387	$255,961	$24,991	$706,648
Foreign Source Income Earned	$2,665,240	$2,485,957	$2,578,457	$529,555	$4,903,271

	FTSE Switzerland ETF	FTSE Taiwan ETF	FTSE United Kingdom ETF
Foreign Taxes Paid	$341,190	$3,985,311	$19,039
Foreign Source Income Earned	$1,728,853	$17,863,847	$29,850,807

265
Franklin Templeton ETF Trust

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

266
Franklin Templeton ETF Trust

(This page intentionally left blank.)

(This page intentionally left blank.)

Franklin Templeton ETF Trust
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisory Services, LLC
Subadviser
Franklin Templeton Institutional, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Templeton ETF Trust
Franklin FTSE Asia ex Japan ETF
Franklin FTSE Australia ETF
Franklin FTSE Brazil ETF
Franklin FTSE Canada ETF
Franklin FTSE China ETF
Franklin FTSE Europe ETF
Franklin FTSE Eurozone ETF
Franklin FTSE Germany ETF
Franklin FTSE India ETF
Franklin FTSE Japan ETF
Franklin FTSE Japan Hedged ETF
Franklin FTSE Latin America ETF
Franklin FTSE Mexico ETF
Franklin FTSE Saudi Arabia ETF
Franklin FTSE South Korea ETF
Franklin FTSE Switzerland ETF
Franklin FTSE Taiwan ETF
Franklin FTSE United Kingdom ETF
The Funds are separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Templeton ETF Trust
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton ETF Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF5-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

BrandywineGLOBAL — ETFS
Financial Statements and Other Important Information
Annual | March 31, 2026
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
BrandywineGLOBAL - U.S. Fixed Income ETF
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2026
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 10.4%
Diversified Telecommunication Services — 8.7%
AT&T Inc.	69,752	$2,022,110
Comcast Corp., Class A Shares	98,117	2,816,939
Verizon Communications Inc.	45,208	2,269,442
Total Diversified Telecommunication Services		7,108,491
Interactive Media & Services — 1.2%
Alphabet Inc., Class A Shares	3,283	944,059
Media — 0.1%
Fox Corp., Class A Shares	1,685	98,404
Wireless Telecommunication Services — 0.4%
Millicom International Cellular SA	4,741	355,291

Total Communication Services		8,506,245
Consumer Discretionary — 10.0%
Broadline Retail — 3.1%
Amazon.com Inc.	2,640	549,833 *
Dillard’s Inc., Class A Shares	295	168,773
eBay Inc.	19,660	1,789,453
Total Broadline Retail		2,508,059
Diversified Consumer Services — 0.7%
ADT Inc.	29,058	190,911
Service Corp. International	4,466	368,490
Total Diversified Consumer Services		559,401
Hotels, Restaurants & Leisure — 2.8%
Boyd Gaming Corp.	3,383	278,015
Churchill Downs Inc.	610	54,796
Darden Restaurants Inc.	2,842	557,146
Expedia Group Inc.	930	214,728
Hyatt Hotels Corp., Class A Shares	1,498	215,397
Las Vegas Sands Corp.	18,574	1,000,767
Total Hotels, Restaurants & Leisure		2,320,849
Household Durables — 2.7%
DR Horton Inc.	8,455	1,160,195
Lennar Corp., Class A Shares	1,810	157,180
NVR Inc.	106	698,522 *
PulteGroup Inc.	1,580	185,824
Taylor Morrison Home Corp., Class A Shares	775	45,136 *
Total Household Durables		2,246,857
Specialty Retail — 0.7%
AutoNation Inc.	718	140,196 *
Lithia Motors Inc.	190	47,447
Murphy USA Inc.	742	366,526
Total Specialty Retail		554,169

Total Consumer Discretionary		8,189,335
Consumer Staples — 8.2%
Beverages — 2.2%
PepsiCo Inc.	11,608	1,802,606
See Notes to Financial Statements.

1
BrandywineGLOBAL — ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — 3.1%
Albertsons Cos. Inc., Class A Shares	12,831	$218,640
Dollar Tree Inc.	2,568	281,222 *
Kroger Co.	17,379	1,257,544
Walmart Inc.	6,291	781,846
Total Consumer Staples Distribution & Retail		2,539,252
Food Products — 0.6%
Ingredion Inc.	2,164	243,796
Pilgrim’s Pride Corp.	6,062	228,901
Total Food Products		472,697
Household Products — 2.3%
Procter & Gamble Co.	12,931	1,867,754

Total Consumer Staples		6,682,309
Energy — 7.2%
Oil, Gas & Consumable Fuels — 7.2%
Antero Midstream Corp.	17,175	391,590
EOG Resources Inc.	17,279	2,498,025
HF Sinclair Corp.	1,485	92,649
Marathon Petroleum Corp.	3,804	928,861
Phillips 66	3,120	568,402
Williams Cos. Inc.	19,266	1,402,179

Total Energy		5,881,706
Financials — 31.7%
Banks — 12.1%
Bank of America Corp.	41,009	1,999,189
First Horizon Corp.	15,204	346,043
Hancock Whitney Corp.	595	37,836
JPMorgan Chase & Co.	11,773	3,463,146
M&T Bank Corp.	3,331	688,584
Popular Inc.	813	109,080
Wells Fargo & Co.	40,957	3,260,587
Total Banks		9,904,465
Capital Markets — 8.8%
Affiliated Managers Group Inc.	1,668	461,536
Charles Schwab Corp.	19,502	1,832,798
Evercore Inc., Class A Shares	280	83,583
Goldman Sachs Group Inc.	3,462	2,928,817
Northern Trust Corp.	5,476	764,285
Raymond James Financial Inc.	2,950	427,131
SEI Investments Co.	4,062	318,745
T. Rowe Price Group Inc.	4,350	392,109
Total Capital Markets		7,209,004
Consumer Finance — 1.0%
OneMain Holdings Inc.	1,001	53,543
Synchrony Financial	11,583	787,876
Total Consumer Finance		841,419
Financial Services — 2.6%
Berkshire Hathaway Inc., Class B Shares	806	386,235 *
See Notes to Financial Statements.

2
BrandywineGLOBAL — ETFs 2026 Annual Report

 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Enact Holdings Inc.	4,040	$164,873
Essent Group Ltd.	2,323	135,756
MGIC Investment Corp.	14,188	372,435
PayPal Holdings Inc.	23,696	1,071,770
Total Financial Services		2,131,069
Insurance — 7.2%
American Financial Group Inc.	2,060	263,082
American International Group Inc.	12,390	932,347
Axis Capital Holdings Ltd.	2,260	229,187
Globe Life Inc.	2,270	315,916
Hartford Insurance Group Inc.	7,942	1,073,997
MetLife Inc.	21,486	1,519,490
Old Republic International Corp.	13,467	537,333
RenaissanceRe Holdings Ltd.	1,334	396,505
Willis Towers Watson PLC	2,300	668,610
Total Insurance		5,936,467

Total Financials		26,022,424
Health Care — 9.1%
Biotechnology — 1.3%
Amgen Inc.	1,746	614,330
Exelixis Inc.	8,043	344,965 *
Halozyme Therapeutics Inc.	940	60,752 *
Total Biotechnology		1,020,047
Health Care Providers & Services — 2.6%
Cigna Group	6,161	1,643,447
Tenet Healthcare Corp.	2,627	495,741 *
Universal Health Services Inc., Class B Shares	150	26,845
Total Health Care Providers & Services		2,166,033
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	17,381	1,054,158
Johnson & Johnson	8,806	2,152,539
Merck & Co. Inc.	2,826	339,939
Royalty Pharma PLC, Class A Shares	11,657	559,186
Zoetis Inc.	1,614	190,791
Total Pharmaceuticals		4,296,613

Total Health Care		7,482,693
Industrials — 14.8%
Aerospace & Defense — 4.6%
Lockheed Martin Corp.	6,236	3,768,976
Air Freight & Logistics — 1.2%
United Parcel Service Inc., Class B Shares	9,769	961,074
Building Products — 1.1%
AO Smith Corp.	4,002	263,892
Carlisle Cos. Inc.	1,992	664,571
Total Building Products		928,463
Construction & Engineering — 0.1%
AECOM	1,070	90,758
See Notes to Financial Statements.

3
BrandywineGLOBAL — ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Ground Transportation — 0.2%
Ryder System Inc.	1,042	$213,308
Industrial Conglomerates — 4.2%
Honeywell International Inc.	15,160	3,426,615
Machinery — 1.8%
Illinois Tool Works Inc.	5,511	1,434,458
Toro Co.	354	33,078
Total Machinery		1,467,536
Professional Services — 0.7%
Leidos Holdings Inc.	3,811	592,687
Trading Companies & Distributors — 0.9%
United Rentals Inc.	981	714,717

Total Industrials		12,164,134
Information Technology — 3.9%
Electronic Equipment, Instruments & Components — 3.3%
Flex Ltd.	16,155	1,057,506 *
Jabil Inc.	6,261	1,663,110
Total Electronic Equipment, Instruments & Components		2,720,616
IT Services — 0.3%
Amdocs Ltd.	3,237	211,247
Semiconductors & Semiconductor Equipment — 0.1%
Cirrus Logic Inc.	558	80,698 *
Software — 0.2%
Zoom Communications Inc.	2,165	174,044 *

Total Information Technology		3,186,605
Materials — 3.2%
Chemicals — 2.0%
Air Products & Chemicals Inc.	2,060	598,409
CF Industries Holdings Inc.	8,110	1,053,003
Total Chemicals		1,651,412
Construction Materials — 0.7%
Eagle Materials Inc.	490	92,830
Martin Marietta Materials Inc.	869	511,563
Total Construction Materials		604,393
Containers & Packaging — 0.5%
Avery Dennison Corp.	1,738	300,118
Crown Holdings Inc.	680	68,170
Total Containers & Packaging		368,288

Total Materials		2,624,093
Utilities — 0.7%
Electric Utilities — 0.7%
Edison International	3,165	231,615
NRG Energy Inc.	2,397	350,297

Total Utilities		581,912
Total Investments before Short-Term Investments (Cost — $76,357,847)		81,321,456
See Notes to Financial Statements.

4
BrandywineGLOBAL — ETFs 2026 Annual Report

 BrandywineGLOBAL — Dynamic US Large Cap Value ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $634,999)	3.650%	634,999	$634,999 (a)(b)
Total Investments — 100.0% (Cost — $76,992,846)			81,956,455
Liabilities in Excess of Other Assets — (0.0)%††			(144)
Total Net Assets — 100.0%			$81,956,311

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $634,999 and the cost was $634,999 (Note 6).

See Notes to Financial Statements.

5
BrandywineGLOBAL — ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 BrandywineGLOBAL — U.S. Fixed Income ETF

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 57.9%
U.S. Government Obligations — 57.9%
U.S. Treasury Bonds	4.750%	5/15/55	$580,000	$564,934
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.159%)	3.812%	7/31/27	2,690,000	2,692,835 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.190%)	3.843%	10/31/27	1,630,000	1,632,181 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.099%)	3.752%	1/31/28	440,000	440,014 (a)
U.S. Treasury Notes	3.875%	8/15/34	820,000	799,260
U.S. Treasury Notes	4.250%	8/15/35	1,720,000	1,713,819

Total U.S. Government & Agency Obligations (Cost — $7,844,095)				7,843,043
Mortgage-Backed Securities — 25.4%
GNMA — 25.4%
Government National Mortgage Association (GNMA) II	6.000%	10/20/53- 12/20/54	2,032,887	2,074,054
Government National Mortgage Association (GNMA) II	5.500%	9/20/55- 2/20/56	1,345,935	1,356,701

Total Mortgage-Backed Securities (Cost — $3,405,446)				3,430,755
Corporate Bonds & Notes — 8.7%
Communication Services — 0.5%
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	20,000	19,833
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.100%	6/1/29	50,000	51,803

Total Communication Services				71,636
Financials — 6.2%
Banks — 1.9%
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	42,000	32,510 (a)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	40,000	32,453 (a)
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	80,000	67,446
US Bancorp, Junior Subordinated Notes (5.300% to 4/15/27 then 3 mo. Term SOFR + 3.176%)	5.300%	4/15/27	60,000	59,701 (a)(b)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	70,000	65,494
Total Banks				257,604
Capital Markets — 3.8%
Ares Capital Corp., Senior Notes	7.000%	1/15/27	10,000	10,137
Ares Capital Corp., Senior Notes	2.875%	6/15/28	40,000	37,777
Ares Capital Corp., Senior Notes	5.800%	3/8/32	35,000	34,547
Blue Owl Capital Corp., Senior Notes	2.875%	6/11/28	40,000	37,193 (c)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	143,000	142,120 (a)(b)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	62,656
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	120,000	118,463 (c)
Morgan Stanley, Senior Notes	6.375%	7/24/42	60,000	64,331
Total Capital Markets				507,224
See Notes to Financial Statements.

6
BrandywineGLOBAL — ETFs 2026 Annual Report

 BrandywineGLOBAL — U.S. Fixed Income ETF
Security	Rate	Maturity Date	Face Amount	Value

Consumer Finance — 0.1%
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	$15,000	$14,839 (a)(b)
Insurance — 0.4%
Prudential Financial Inc., Senior Notes	3.935%	12/7/49	28,000	20,881
Prudential Financial Inc., Senior Notes	4.350%	2/25/50	44,000	35,345
Total Insurance				56,226

Total Financials				835,893
Industrials — 0.8%
Aerospace & Defense — 0.3%
Boeing Co., Senior Notes	3.200%	3/1/29	40,000	38,589
Passenger Airlines — 0.5%
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	70,000	65,743

Total Industrials				104,332
Information Technology — 1.2%
IT Services — 0.7%
International Business Machines Corp., Senior Notes	5.800%	2/3/56	100,000	95,675
Software — 0.5%
Oracle Corp., Senior Notes	6.700%	2/4/56	40,000	37,153
Salesforce Inc., Senior Notes	2.900%	7/15/51	58,000	34,001
Total Software				71,154

Total Information Technology				166,829
Total Corporate Bonds & Notes (Cost — $1,178,870)				1,178,690
Collateralized Mortgage Obligations(d) — 4.0%
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.373%	3/15/45	100,000	99,711 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	5.762%	4/25/43	30,945	31,241 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA3 M2 (30 Day Average SOFR + 3.350%)	7.012%	11/25/43	80,000	83,506 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	8.162%	1/25/42	100,000	102,621 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R05 2B1 (30 Day Average SOFR + 4.500%)	8.162%	4/25/42	80,000	82,660 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R09 2M1 (30 Day Average SOFR + 2.500%)	6.162%	9/25/42	94,327	95,241 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	7.562%	4/25/43	42,823	44,859 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $540,318)				539,839
Asset-Backed Securities — 1.4%
Volkswagen Auto Loan Enhanced Trust, 2023-1 A4	5.010%	1/22/30	100,000	100,740
Zayo Issuer LLC, 2025-2A B	6.586%	6/20/55	90,000	92,223 (e)

Total Asset-Backed Securities (Cost — $194,007)				192,963
Total Investments before Short-Term Investments (Cost — $13,162,736)				13,185,290
See Notes to Financial Statements.

7
BrandywineGLOBAL — ETFs 2026 Annual Report

Schedules of Investments (cont’d)
March 31, 2026
 BrandywineGLOBAL — U.S. Fixed Income ETF
Security	Rate	Shares	Value
Short-Term Investments — 2.0%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $270,358)	3.650%	270,358	$270,358 (f)(g)
Total Investments — 99.4% (Cost — $13,433,094)			13,455,648
Other Assets in Excess of Liabilities — 0.6%			82,283
Total Net Assets — 100.0%			$13,537,931

(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)	Security is a business development company (Note 1).
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated Companies was $270,358 and the cost was $270,358 (Note 6).

Abbreviation(s) used in this schedule:
BDC	—	Business development company.
CAS	—	Connecticut Avenue Securities
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

8
BrandywineGLOBAL — ETFs 2026 Annual Report

Statements of Assets and Liabilities
March 31, 2026

	BrandywineGLOBAL — Dynamic US Large Cap Value ETF	BrandywineGLOBAL — U.S. Fixed Income ETF
Assets:
Investments in unaffiliated securities, at value (Cost — $76,357,847 and $13,162,736, respectively)	$81,321,456	$13,185,290
Investments in affiliated securities, at value (Cost — $634,999 and $270,358, respectively)	634,999	270,358
Interest and dividends receivable from unaffiliated investments	33,247	85,622
Dividends receivable from affiliated investments	1,721	967
Total Assets	81,991,423	13,542,237
Liabilities:
Investment management fee payable	35,112	4,306
Total Liabilities	35,112	4,306
Total Net Assets	$81,956,311	$13,537,931
Net Assets:
Paid-in capital	$88,877,303	$13,740,529
Total distributable earnings (loss)	(6,920,992)	(202,598)
Total Net Assets	$81,956,311	$13,537,931
Shares Outstanding	5,552,953	550,000
Net Asset Value	$14.76	$24.61
See Notes to Financial Statements.

9
BrandywineGLOBAL— ETFs 2026 Annual Report

Statements of Operations
For the Year Ended March 31, 2026

	BrandywineGLOBAL — Dynamic US Large Cap Value ETF	BrandywineGLOBAL — U.S. Fixed Income ETF
Investment Income:
Dividends from unaffiliated investments	$2,603,895	$5,708
Dividends from affiliated investments	19,008	6,778
Interest	—	575,461
Less: Foreign taxes withheld	(1,787)	—
Total Investment Income	2,621,116	587,947
Expenses:
Investment management fee (Note 2)	550,933	49,729
Total Expenses	550,933	49,729
Less: Fee waivers and/or expense reimbursements (Note 2)	(1,056)	(310)
Net Expenses	549,877	49,419
Net Investment Income	2,071,239	538,528
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	12,395,298	12,410
Futures contracts	—	115,787
Net Realized Gain	12,395,298	128,197
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,135,145)	(57,377)
Futures contracts	—	(18,065)
Change in Net Unrealized Appreciation (Depreciation)	(1,135,145)	(75,442)
Net Gain on Investments and Futures Contracts	11,260,153	52,755
Increase in Net Assets From Operations	$13,331,392	$591,283
See Notes to Financial Statements.

10
BrandywineGLOBAL— ETFs 2026 Annual Report

Statements of Changes in Net Assets
BrandywineGLOBAL — Dynamic US Large Cap Value ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$2,071,239	$2,343,748
Net realized gain	12,395,298	18,340,586
Change in net unrealized appreciation (depreciation)	(1,135,145)	(18,731,870)
Increase in Net Assets From Operations	13,331,392	1,952,464
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(2,345,768)	(3,144,713)
Decrease in Net Assets From Distributions to Shareholders	(2,345,768)	(3,144,713)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,550,000 and 5,100,000 shares issued, respectively)	36,016,498	69,588,592
Cost of shares repurchased (5,200,000 and 9,000,000 shares repurchased, respectively)	(75,898,862)	(123,024,621)
Decrease in Net Assets From Fund Share Transactions	(39,882,364)	(53,436,029)
Decrease in Net Assets	(28,896,740)	(54,628,278)
Net Assets:
Beginning of year	110,853,051	165,481,329
End of year	$81,956,311	$110,853,051
See Notes to Financial Statements.

11
BrandywineGLOBAL — ETFs 2026 Annual Report

Statements of Changes in Net Assets (cont’d)
BrandywineGLOBAL — U.S. Fixed Income ETF

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$538,528	$551,811
Net realized gain	128,197	51,684
Change in net unrealized appreciation (depreciation)	(75,442)	23,501
Increase in Net Assets From Operations	591,283	626,996
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(544,797)	(556,192)
Decrease in Net Assets From Distributions to Shareholders	(544,797)	(556,192)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (50,000 and 0 shares issued, respectively)	1,240,529	—
Increase in Net Assets From Fund Share Transactions	1,240,529	—
Increase in Net Assets	1,287,015	70,804
Net Assets:
Beginning of year	12,250,916	12,180,112
End of year	$13,537,931	$12,250,916
See Notes to Financial Statements.

12
BrandywineGLOBAL — ETFs 2026 Annual Report

Financial Highlights
BrandywineGLOBAL — Dynamic US Large Cap Value ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1]	2023[1,2]	2022[1,3]	2021[1,3]
Net asset value, beginning of year	$13.51	$13.67	$11.49	$11.36	$15.45	$11.49
Income (loss) from operations:
Net investment income	0.26	0.25	0.24	0.14	0.17	0.19
Net realized and unrealized gain (loss)	1.28	(0.03)	2.08	1.49	(1.87)	4.44
Total income (loss) from operations	1.54	0.22	2.32	1.63	(1.70)	4.63
Less distributions from:
Net investment income	(0.29)	(0.38)	(0.14)	(0.18)	(0.20)	(0.17)
Net realized gains	—	—	—	(1.32)	(2.19)	(0.50)
Total distributions	(0.29)	(0.38)	(0.14)	(1.50)	(2.39)	(0.67)
Net asset value, end of year	$14.76	$13.51	$13.67	$11.49	$11.36	$15.45
Total return, based on NAV[4]	11.43%	1.62%	20.38%	14.03%[5]	(13.03)%	41.75%
Net assets, end of year (000s)	$81,956	$110,853	$165,481	$158,053	$155,901	$207,109
Ratios to average net assets:
Gross expenses	0.49%	0.49%	0.49%	0.65%[6]	0.67%	0.67%
Net expenses	0.49 [7]	0.49 [7]	0.49	0.61 [6,7]	0.65 [7]	0.65 [7]
Net investment income	1.84	1.81	2.05	2.40 [6]	1.24	1.37
Portfolio turnover rate	80%[8]	67%[8]	100%[8]	52%[8]	124%	83%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period October 1, 2022 through March 31, 2023.
[3]	For the year ended September 30.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
The Fund adopted the performance of the predecessor mutual fund as the result of the Reorganization. Prior to the Reorganization, the Fund had not yet
commenced operations. The returns shown for periods ending on or prior to October 28, 2022, are those of the predecessor mutual fund. The predecessor mutual fund’s performance is represented by the performance of the predecessor mutual fund’s Class IS Shares. Had the predecessor mutual fund been structured as an ETF, its performance may have differed.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

13
BrandywineGLOBAL — ETFs 2026 Annual Report

Financial Highlights (cont’d)
BrandywineGLOBAL — U.S. Fixed Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1,2]
Net asset value, beginning of year	$24.50	$24.36	$25.00
Income (loss) from operations:
Net investment income	1.04	1.10	0.74
Net realized and unrealized gain (loss)	0.13	0.15	(0.75)
Total income (loss) from operations	1.17	1.25	(0.01)
Less distributions from:
Net investment income	(1.06)	(1.11)	(0.63)
Total distributions	(1.06)	(1.11)	(0.63)
Net asset value, end of year	$24.61	$24.50	$24.36
Total return, based on NAV[3]	4.87%	5.27%	0.01%
Net assets, end of year (000s)	$13,538	$12,251	$12,180
Ratios to average net assets:
Gross expenses	0.39%	0.39%	0.39%[4]
Net expenses	0.39 [5]	0.39 [5]	0.39 [4]
Net investment income	4.22	4.53	4.51 [4]
Portfolio turnover rate	199%	157%[6]	84%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period July 25, 2023 (inception date) to March 31, 2024.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

14
BrandywineGLOBAL — ETFs 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — Dynamic US Large Cap Value ETF (“Dynamic US Large Cap Value ETF”) and BrandywineGLOBAL — U.S. Fixed Income ETF (“U.S. Fixed Income ETF”) (the “Funds”) are separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

15
BrandywineGLOBAL — ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:
Dynamic US Large Cap Value ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$81,321,456	—	—	$81,321,456
Short-Term Investments†	634,999	—	—	634,999
Total Investments	$81,956,455	—	—	$81,956,455

†	See Schedules of Investments for additional detailed categorizations.
U.S. Fixed Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$7,843,043	—	$7,843,043
Mortgage-Backed Securities	—	3,430,755	—	3,430,755
Corporate Bonds & Notes	—	1,178,690	—	1,178,690
Collateralized Mortgage Obligations	—	539,839	—	539,839
Asset-Backed Securities	—	192,963	—	192,963
Total Long-Term Investments	—	13,185,290	—	13,185,290
Short-Term Investments†	$270,358	—	—	270,358
Total Investments	$270,358	$13,185,290	—	$13,455,648

†	See Schedules of Investments for additional detailed categorizations.
(b) Business development companies. The Funds may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. The Funds may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business

16
BrandywineGLOBAL — ETFs 2026 Annual Report

development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.
(c) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ’‘initial margin’’ and subsequent payments (’‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’  records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
Dynamic US Large Cap Value ETF(a)	$(14,372,497)	$14,372,497
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities and book/tax differences in the treatment of various items.
(i) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal

17
BrandywineGLOBAL — ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is each Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is each Fund’s subadviser. Advisers and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Advisers provides administrative and certain oversight services to the Funds. Advisers delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to Advisers under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board, Advisers as to each Fund  provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Dynamic US Large Cap Value ETF	0.49%
U.S. Fixed Income ETF	0.39%
During the year ended March 31, 2026, fees waived and/or expenses reimbursed were as follows:

Dynamic US Large Cap Value ETF	$1,056
U.S. Fixed Income ETF	310
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Purchases		Sales
	Investments	U.S. Government & Agency Obligations	Investments	U.S. Government & Agency Obligations
Dynamic US Large Cap Value ETF	$87,387,345	—	$87,792,175	—
U.S. Fixed Income ETF	1,158,517	$24,580,706	1,069,726	$23,304,279
During the year ended March 31, 2026, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized Gain (Loss)
Dynamic US Large Cap Value ETF	$35,637,737	$74,897,811	$14,460,256 *
U.S. Fixed Income ETF	—	—	—

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

18
BrandywineGLOBAL — ETFs 2026 Annual Report

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Dynamic US Large Cap Value ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$77,174,914	$8,695,865	$(3,914,324)	$4,781,541

	U.S. Fixed Income ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$13,437,667	$47,898	$(29,917)	$17,981
4. Derivative instruments and hedging activities
Dynamic US Large Cap Value ETF
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
U.S. Fixed Income ETF
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$115,787

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(18,065)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$2,852,201

*	Based on the average of the market values at each month-end during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Each Funds’ shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

19
BrandywineGLOBAL — ETFs 2026 Annual Report

Notes to Financial Statements (cont’d)
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following company was considered an affiliated company for all or some portion of the year ended March 31, 2026. The following transactions were effected in such company for the year ended March 31, 2026.

Dynamic US Large Cap Value ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$6,093,251	6,093,251	$5,458,252	5,458,252	—	$19,008	—	$634,999

U.S. Fixed Income ETF	Affiliate Value at March 31, 2025	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,728,278	2,728,278	$2,457,920	2,457,920	—	$6,778	—	$270,358
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2026 was as follows:

	Dynamic US Large Cap Value ETF	U.S. Fixed Income ETF
Distributions paid from:
Ordinary income	$2,345,768	$544,797
Total distributions paid	$2,345,768	$544,797
The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Dynamic US Large Cap Value ETF	U.S. Fixed Income ETF
Distributions paid from:
Ordinary income	$3,144,713	$556,192
Total distributions paid	$3,144,713	$556,192
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

	Dynamic US Large Cap Value ETF	U.S. Fixed Income ETF
Undistributed ordinary income — net	$2,194,589	$51,370
Deferred capital losses*	(13,897,122)	(271,949)
Unrealized appreciation (depreciation)	4,781,541 (a)	17,981 (a)
Total distributable earnings (loss) — net	$(6,920,992)	$(202,598)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies  and differing treatment of bond discounts and premium.

8. Operating segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Funds within the Funds’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Funds’ operating results and allocating resources in accordance with the Funds’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

20
BrandywineGLOBAL — ETFs 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of BrandywineGLOBAL — Dynamic US Large Cap Value ETF and BrandywineGLOBAL — U.S. Fixed Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BrandywineGLOBAL — Dynamic US Large Cap Value ETF and BrandywineGLOBAL — U.S. Fixed Income ETF (two of the funds constituting Franklin Templeton ETF Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2026, the related statements of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

21
BrandywineGLOBAL — ETFs 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Dynamic US Large Cap Value ETF	U.S. Fixed Income ETF
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$2,345,768	—
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$2,345,768	—
Qualified Net Interest Income (QII)	§871(k)(1)(C)	—	$523,341
Section 163(j) Interest Earned	§163(j)	—	$525,095

22
BrandywineGLOBAL — ETFs

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

23
BrandywineGLOBAL — ETFs

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Franklin Templeton ETF Trust
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Subadviser
Brandywine Global Investment Management, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Templeton ETF Trust
BrandywineGLOBAL — Dynamic US Large Cap Value ETF
BrandywineGLOBAL — U.S. Fixed Income ETF
The Funds are a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Templeton ETF Trust
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at (800) DIAL BEN/342-5236.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Templeton ETF Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BWETF-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
FTSE Russia ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Franklin FTSE Russia ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Rostelecom PJSC	165,056	$0 *(a)(b)
Wireless Telecommunication Services — 0.0%††
Mobile TeleSystems PJSC	147,584	0 *(a)(b)
Sistema AFK PAO	499,664	0 *(a)(b)
Total Wireless Telecommunication Services		0

Total Communication Services		0
Consumer Discretionary — 0.0%††
Specialty Retail — 0.0%††
M.Video PJSC	8,000	0 *(a)(b)

Consumer Staples — 0.0%††
Consumer Staples Distribution & Retail — 0.0%††
Magnit PJSC	8,112	0 *(a)(b)

Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Gazprom PJSC	981,872	0 *(a)(b)
LUKOIL PJSC	36,048	0 *(a)(b)
Novatek PJSC	47,472	0 *(a)(b)
Rosneft Oil Co. PJSC	92,320	0 *(a)(b)
Sovcomflot PJSC	72,128	0 *(a)(b)
Surgutneftegas PAO	634,480	0 *(a)(b)
Tatneft PJSC	105,552	0 *(a)(b)

Total Energy		0
Financials — 0.0%††
Banks — 0.0%††
Credit Bank of Moscow PJSC	2,127,840	0 *(a)(b)
Sberbank of Russia PJSC	959,968	0 *(a)(b)
VTB Bank PJSC	177,270	0 *(a)(b)
Total Banks		0
Capital Markets — 0.0%††
Moscow Exchange MICEX-RTS PJSC	253,248	0 *(a)(b)

Total Financials		0
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Aeroflot PJSC	174,496	0 *(a)(b)

Materials — 0.0%††
Chemicals — 0.0%††
PhosAgro PJSC, Russian Stock Exchange	6,208	0 *(a)(b)
See Notes to Financial Statements.
Franklin FTSE Russia ETF 2026 Annual Report

1

Schedule of Investments (cont’d)
March 31, 2026
 Franklin FTSE Russia ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Metals & Mining — 0.0%††
Alrosa PJSC		361,232	$0 *(a)(b)
GMK Norilskiy Nickel PAO		288,800	0 *(a)(b)
Magnitogorsk Iron & Steel Works PJSC		370,640	0 *(a)(b)
Novolipetsk Steel PJSC		200,944	0 *(a)(b)
Polyus PJSC		35,040	0 *(a)(b)
Raspadskaya PAO		10,720	0 *(a)(b)
Severstal PAO		27,744	0 *(a)(b)
United Co. RUSAL International PJSC		447,600	0 *(a)(b)
Total Metals & Mining			0
Paper & Forest Products — 0.0%††
Segezha Group PJSC		666,096	0 *(a)(b)(c)

Total Materials			0
Utilities — 0.0%††
Electric Utilities — 0.0%††
Federal Grid Co. - Rosseti PJSC		80,095,477	0 *(a)(b)
Inter RAO UES PJSC		6,229,280	0 *(a)(b)
Mosenergo PJSC		1,418,704	0 *(a)(b)
RusHydro PJSC		20,149,712	0 *(a)(b)
Total Electric Utilities			0
Independent Power and Renewable Electricity Producers — 0.0%††
Unipro PAO		1,811,376	0 *(a)(b)

Total Utilities			0
Total Common Stocks (Cost — $21,363,101)			0
	Rate
Preferred Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Bashneft PJSC	—	3,392	0 *(a)(b)
Surgutneftegas PAO	—	682,080	0 *(a)(b)
Tatneft PJSC	—	10,416	0 *(a)(b)
Transneft PJSC	—	27,600	0 *(a)(b)

Total Preferred Stocks (Cost — $1,113,686)			0
Total Investments — 0.0%†† (Cost — $22,476,787)			0
Other Assets in Excess of Liabilities — 100.0%			4,949
Total Net Assets — 100.0%			$4,949

See Notes to Financial Statements.

2
Franklin FTSE Russia ETF 2026 Annual Report

 Franklin FTSE Russia ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Abbreviation(s) used in this schedule:
PJSC	—	Private Joint Stock Company

Summary of Investments by Country# (unaudited)
Russia	0.0 ††%
0.0%

††	Represents less than 0.1%.
#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.
Franklin FTSE Russia ETF 2026 Annual Report

3

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments, at value (Cost — $22,476,787)	—
Cash	$4,945
Due from investment manager	4
Total Assets	4,949
Liabilities:
Total Liabilities	—
Total Net Assets	$4,949
Net Assets:
Paid-in capital	$23,214,867
Total distributable earnings (loss)	(23,209,918)
Total Net Assets	$4,949
Shares Outstanding	800,000
Net Asset Value	$0.01 [1]

[1]	Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.
See Notes to Financial Statements.

4
Franklin FTSE Russia ETF 2026 Annual Report

Statement of Operations
For the Year Ended March 31, 2026

Investment Income:
Interest	$114
Expenses:
Investment management fee (Note 2)	9
Total Expenses	9
Less: Fee waivers and/or expense reimbursements (Note 2)	(9)
Net Expenses	—
Net Investment Income	114
Increase in Net Assets From Operations	$114
See Notes to Financial Statements.
Franklin FTSE Russia ETF 2026 Annual Report

5

Statements of Changes in Net Assets

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$114	$72
Increase in Net Assets From Operations	114	72
Increase in Net Assets	114	72
Net Assets:
Beginning of year	4,835	4,763
End of year	$4,949	$4,835
See Notes to Financial Statements.

6
Franklin FTSE Russia ETF 2026 Annual Report

Statement of Cash Flows
For the Year Ended March 31, 2026

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$114
Increase in due from investment manager	(4)
Decrease in dividends receivable from affiliated investments	82
Net Cash Provided in Operating Activities	192
Net Increase in Cash	192
Cash at beginning of year	4,753
Cash at end of year	$4,945
See Notes to Financial Statements.
Franklin FTSE Russia ETF 2026 Annual Report

7

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$0.01	$0.01	$0.01	— [2]	$26.98
Income (loss) from operations:
Net investment income	— [2]	— [2]	— [2]	— [2]	1.68
Net realized and unrealized gain (loss)	— [2]	— [2]	— [2]	0.01 [3]	(27.28)
Total income (loss) from operations	— [2]	— [2]	— [2]	0.01 [3]	(25.60)
Net investment income	—	—	—	—	(1.38)
Total distributions	—	—	—	—	(1.38)
Net asset value, end of year	$0.01 [3]	$0.01 [3]	$0.01 [3]	$0.01 [3]	— [2]
Total return, based on NAV[4]	2.36%[5]	1.65%[6]	1.52%[7]	73.56%[8]	(100.00)%
Net assets, end of year (000s)	$5	$5	$5	$5	$3
Ratios to average net assets:
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.00 [9]	0.00 [9]	0.00 [9]	0.00 [9]	0.19
Net investment income	2.37	1.52	1.52	49.38 [10]	6.19
Portfolio turnover rate[11]	0%	0%	0%	0%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]	Actual amount less than $0.01 per share. Amount shown reflects effect of rounding.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[5]	The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.006044 as of March 31, 2025 to $0.006186 as of March 31, 2026.
[6]	The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005946 as of March 31, 2024 to $0.006044 as of March 31, 2025.
[7]	The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.005857 as of March 31, 2023 to $0.005946 as of March 31, 2024.
[8]	The amount shown above reflects the Fund’s unrounded NAV per share increasing from $0.003378 as of March 31, 2022 to $0.005857 as of March 31, 2023.
[9]	Reflects fee waivers and/or expense reimbursements.
[10]	47.52% of this amount represents income from refunds of foreign tax withheld included in net investment income.
[11]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

8
Franklin FTSE Russia ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin FTSE Russia ETF (the “Fund”) is a separate non-diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The
Franklin FTSE Russia ETF 2026 Annual Report

9

Notes to Financial Statements (cont’d)
Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

10
Franklin FTSE Russia ETF 2026 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	—	—	$0	$0
Consumer Discretionary	—	—	0	0
Consumer Staples	—	—	0	0
Energy	—	—	0	0
Financials	—	—	0	0
Industrials	—	—	0	0
Materials	—	—	0	0
Utilities	—	—	0	0
Preferred Stocks	—	—	0	0
Total Investments	—	—	$0*	$0 *

†	See Schedule of Investments for additional detailed categorizations.
*	Includes financial instruments determined to have no value.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from
Franklin FTSE Russia ETF 2026 Annual Report

11

Notes to Financial Statements (cont’d)
changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders.  The Fund will not declare any dividends from net investment income during liquidation. The Fund will make one or more liquidating distributions. Upon payment of the final liquidating distribution, it is anticipated that the

12
Franklin FTSE Russia ETF 2026 Annual Report

Fund will be terminated. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(72)	$72
(a)
Reclassifications are due to book/tax differences in the treatment of various items.
(h) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisory Services, LLC (“ FASL”) is the Fund’s investment manager. Franklin Templeton Institutional, LLC (“FT Institutional”) is the Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is the Fund’s Administrative manager. FASL, FT Institutional and Franklin Templeton Services are FASL subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with FASL, Franklin Templeton Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
Franklin FTSE Russia ETF 2026 Annual Report

13

Notes to Financial Statements (cont’d)
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.
The Fund pays FASL a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Funds, FASL reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement.
Effective March 1, 2022, FASL implemented a waiver of its management fee for the Fund, which will continue in effect while the Fund liquidates. The Fund’s contractual unified management fee is 0.19% per year on the average daily net assets of the Fund. FASL waived its management fee for the period.
FASL pays FT Institutional for its services to the Fund. With respect to the Fund, FASL pays FT Institutional a monthly fee equal to 50% of the net investment advisory fee payable by the Fund to FASL (the “Net Investment Advisory Fee”), calculated daily. The Net Investment Advisory Fee is equal to (i) 96% of an amount equal to the total investment management fees payable to FASL, minus any Fund fees and/or expenses waived or reimbursed by FASL, including as part of the Fund’s unitary management fee structure pursuant to the investment management agreement between FASL and the Trust, on behalf of the Fund, minus (ii) any fees payable by FASL to Franklin Templeton Services, LLC for fund administrative services. Investment advisory responsibilities and fees may be reallocated periodically between FT Institutional and FASL.
The Fund’s contractual unified management fee is 0.19% per year on the average daily net assets of the Fund. FASL waived its management fee for the period.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
There were no purchases and sales of investments for the year ended March 31, 2026.

14
Franklin FTSE Russia ETF 2026 Annual Report

At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$22,661,468	—	$(22,661,468)	$(22,661,468)
4. Derivative instruments and hedging activities
During the year ended March 31, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date.Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2026	2025
Distributions paid from:
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$114
Deferred capital losses*	(548,564)
Unrealized appreciation (depreciation)(a)	(22,661,468)
Total distributable earnings (loss) — net	$(23,209,918)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
Franklin FTSE Russia ETF 2026 Annual Report

15

Notes to Financial Statements (cont’d)
7. Concentration of risk
Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict has increased volatility and uncertainty in the financial markets and adversely affected the Fund. The United States and other countries and certain international organizations have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to Russia’s invasion of Ukraine. These sanctions froze certain Russian assets and prohibited, among other things, trading in certain Russian securities and doing business with specific Russian corporate entities, large financial  institutions, officials and oligarchs. The sanctions also included the removal of some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally, and imposed restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. A number of large corporations and U.S. states also announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. These sanctions and any additional sanctions or other intergovernmental actions that may be undertaken against Russia may result in the devaluation of the Russian currency and a downgrade in the country’s credit rating. Ongoing developments related to the war have caused and may continue to cause severe declines in the value and liquidity of Russian securities. As a result, the Fund’s ability to price, buy, sell, receive or deliver Russian investments has been severely impaired. For example, the Fund may be prohibited from investing in or acquiring securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with Russia, which would prevent the Fund from selling or delivering these investments. Further, any exposure that the Fund may have to Russian counterparties could negatively impact the Fund’s portfolio. The liquidation of Fund assets during this time may also result in the Fund receiving substantially lower prices for its securities. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and  may

16
Franklin FTSE Russia ETF 2026 Annual Report

negatively affect global supply chains, inflation and global growth. These and any related events have adversely affected the value and liquidity of the Fund’s holdings and may continue to significantly impact the Fund’s performance and the value of an investment in the Fund. These as well as any other consequences to Russia, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or  cyberattacks on the Russian government, companies or individuals, along with any retaliatory actions or countermeasures that may be taken by Russia (including cyberattacks on other governments, corporations or individuals), may further decrease the value and liquidity of Russian securities. Additionally, due to current and potential future sanctions or market closures impacting the ability to trade or transfer Russian securities, the Fund may experience higher transaction costs. During this time, the Fund will not meet its investment goal and will experience significant tracking error. These circumstances could also have adverse tax, regulatory and/or other consequences to the Fund.
At March 31, 2026, the Franklin FTSE Russia ETF had 100% of its security holdings invested in securities with significant economic risk or exposure to Russia. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had no value at March 31, 2026.
8. Plan of liquidation
Russia’s large-scale invasion of Ukraine on February 24, 2022 has led to economic sanctions on certain Russian individuals and Russian corporate and banking entities, the imposition of capital controls in Russia, and the closure of Russian securities markets. Previously, on March 1, 2022, the Fund suspended new creations of its shares in light of circumstances involving Russia and Ukraine and trading in the Fund was halted by the Fund’s listing exchange, NYSE Arca, Inc. (“NYSE Arca”), prior to market open on March 4, 2022. All of the Fund’s security holdings had significant economic risk or exposure to Russia. The Fund fair valued all Russian equity securities at $0 as of March 31, 2026, such securities continue to be fair valued at $0. Accordingly, as of March 31, 2026, the Fund’s portfolio is comprised of Russian equity securities (currently fair valued at $0 as noted above) and USD cash.
On July 20, 2022, the Board unanimously voted to close and liquidate the Fund, contingent on receiving any necessary relief from the U.S. Securities and Exchange Commission (“SEC”). On December 23, 2022, the SEC granted exemptive relief to the Fund permitting the Fund to suspend the right of redemption with respect to shares of the Fund and, if necessary, postpone the date of payment of redemption proceeds with respect to redemption orders received but not yet paid until the Fund completes the liquidation of its portfolio and distributes all its assets to remaining shareholders. The Fund was delisted from NYSE Arca effective December 27, 2022.
The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation. The Fund may make one or more liquidating distributions. It is possible that the liquidation of the Fund will take an extended period of time if  circumstances involving Russian securities do not improve. While the Fund is in the  process of liquidating
Franklin FTSE Russia ETF 2026 Annual Report

17

Notes to Financial Statements (cont’d)
its portfolio, the Fund will hold cash and securities that may not be consistent with the Fund’s investment goal and strategies. Additionally, the Fund’s underlying index was discontinued effective February 28, 2024. Furthermore, because of the delisting of the Fund by NYSE Arca and the liquidation of the Fund, the Fund is no longer an exchange-traded fund. Upon payment of the final liquidating distribution, it is anticipated that the Fund will be terminated.
The Fund may be terminated at any time, at the discretion of the Board, even if not all of the Russian securities have been sold. Due to the uncertainty involved, there can be no assurance that shareholders will receive any liquidating distribution relating to any unsold Russian securities.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

18
Franklin FTSE Russia ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin FTSE Russia ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin FTSE Russia ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statements of operations and cash flows for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter
As discussed in Note 8 to the financial statements, due to the Russia invasion of Ukraine, the Board unanimously voted to close and liquidate the Fund, and management is in the process of executing its liquidation plan.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Franklin FTSE Russia ETF 2026 Annual Report

19

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

20
Franklin FTSE Russia ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin FTSE Russia ETF

21

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Franklin
FTSE Russia ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisory Services, LLC
Subadviser
Franklin Templeton Institutional, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin FTSE Russia ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin FTSE Russia ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin FTSE Russia ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FLRU-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
Small Cap Enhanced ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.1%
Communication Services — 2.5%
Diversified Telecommunication Services — 1.2%
Globalstar Inc.	1,729	$114,840 *
IDT Corp., Class B Shares	24,114	1,183,998
Lumen Technologies Inc.	13,832	96,132 *
Total Diversified Telecommunication Services		1,394,970
Entertainment — 0.6%
Cinemark Holdings Inc.	5,187	147,933
Playtika Holding Corp.	196,827	547,179
Total Entertainment		695,112
Interactive Media & Services — 0.5%
Angi Inc.	8,190	56,102 *
Cargurus Inc.	3,185	108,449 *
EverQuote Inc., Class A Shares	8,310	128,140 *
Nextdoor Holdings Inc.	174,356	244,098 *
Total Interactive Media & Services		536,789
Media — 0.2%
PubMatic Inc., Class A Shares	26,754	218,848 *

Total Communication Services		2,845,719
Consumer Discretionary — 9.3%
Automobile Components — 1.0%
Dana Inc.	4,353	146,478
Garrett Motion Inc.	34,398	625,012
Holley Inc.	38,834	119,220 *
Strattec Security Corp.	3,822	299,416 *
Total Automobile Components		1,190,126
Broadline Retail — 0.8%
Kohl’s Corp.	66,790	861,591
Distributors — 0.1%
GigaCloud Technology Inc., Class A Shares	2,912	132,147 *
Diversified Consumer Services — 1.5%
Coursera Inc.	19,292	112,279 *
Laureate Education Inc.	8,827	307,533 *
Perdoceo Education Corp.	31,850	1,185,139
Udemy Inc.	21,749	100,480 *
Total Diversified Consumer Services		1,705,431
Hotels, Restaurants & Leisure — 1.6%
BJ’s Restaurants Inc.	22,477	788,943 *
Cheesecake Factory Inc.	2,457	134,521
Red Rock Resorts Inc., Class A Shares	2,093	111,682
See Notes to Financial Statements.
Franklin Small Cap Enhanced ETF 2026 Annual Report

1

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — continued
Rush Street Interactive Inc.	20,566	$447,310 *
Super Group SGHC Ltd.	29,757	321,376
Total Hotels, Restaurants & Leisure		1,803,832
Household Durables — 1.2%
Hovnanian Enterprises Inc., Class A Shares	927	102,814 *
KB Home	2,310	119,543
M/I Homes Inc.	4,732	579,433 *
Meritage Homes Corp.	1,542	95,357
Sonos Inc.	6,006	80,480 *
Taylor Morrison Home Corp., Class A Shares	5,915	344,490 *
Total Household Durables		1,322,117
Leisure Products — 0.1%
Polaris Inc.	1,708	93,086
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A Shares	1,820	166,293 *
Academy Sports & Outdoors Inc.	2,758	155,689
American Eagle Outfitters Inc.	4,882	81,529
Buckle Inc.	29,643	1,492,822
Haverty Furniture Cos. Inc.	4,823	102,151
J Jill Inc.	7,134	81,756
RealReal Inc.	8,190	74,365 *
Urban Outfitters Inc.	10,709	678,415 *
Total Specialty Retail		2,833,020
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s Inc.	11,830	423,041
Movado Group Inc.	5,369	131,111
Total Textiles, Apparel & Luxury Goods		554,152

Total Consumer Discretionary		10,495,502
Consumer Staples — 1.5%
Food Products — 0.1%
Cal-Maine Foods Inc.	1,365	108,040
Personal Care Products — 1.4%
Herbalife Ltd.	76,203	1,121,708 *
Nature’s Sunshine Products Inc.	20,855	500,311 *
Total Personal Care Products		1,622,019

Total Consumer Staples		1,730,059
Energy — 5.7%
Energy Equipment & Services — 1.6%
Helix Energy Solutions Group Inc.	15,561	153,898 *
Liberty Energy Inc., Class A Shares	21,931	631,613
See Notes to Financial Statements.

2
Franklin Small Cap Enhanced ETF 2026 Annual Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
Nabors Industries Ltd.	2,093	$180,124 *
Oceaneering International Inc.	4,277	151,705 *
ProPetro Holding Corp.	10,465	150,801 *
Seadrill Ltd.	2,722	123,851 *
TETRA Technologies Inc.	25,935	220,966 *
Valaris Ltd.	1,309	128,334 *
Total Energy Equipment & Services		1,741,292
Oil, Gas & Consumable Fuels — 4.1%
Centrus Energy Corp., Class A Shares	546	94,780 *
Core Natural Resources Inc.	14,266	1,494,078
CVR Energy Inc.	18,594	625,688 *
Gulfport Energy Corp.	8,173	1,729,162 *
Magnolia Oil & Gas Corp., Class A Shares	5,362	169,278
Murphy Oil Corp.	3,568	147,180
Par Pacific Holdings Inc.	2,881	180,466 *
PBF Energy Inc., Class A Shares	3,858	183,718
Total Oil, Gas & Consumable Fuels		4,624,350

Total Energy		6,365,642
Financials — 16.3%
Banks — 8.5%
Ameris Bancorp	16,000	1,247,840
Axos Financial Inc.	14,942	1,271,415 *
Banc of California Inc.	5,769	101,419
Bancorp Inc.	2,101	112,887 *
Bank of NT Butterfield & Son Ltd.	2,366	124,168
BankUnited Inc.	28,392	1,282,183
Bankwell Financial Group Inc.	2,657	128,918
Capitol Federal Financial Inc.	175,357	1,250,295
CoastalSouth Bancshares Inc.	4,838	118,966
Community Trust Bancorp Inc.	2,013	122,229
Customers Bancorp Inc.	5,096	353,713 *
Eagle Bancorp Inc.	4,606	114,551
Hanmi Financial Corp.	4,095	107,944
Independent Bank Corp. (Michigan)	3,559	118,515
International Bancshares Corp.	1,710	115,066
Metropolitan Bank Holding Corp.	3,219	268,110
Northrim BanCorp Inc.	4,825	110,396
OFG Bancorp	2,821	114,138
Texas Capital Bancshares Inc.	1,274	120,877 *
Valley National Bancorp	118,995	1,461,259
See Notes to Financial Statements.
Franklin Small Cap Enhanced ETF 2026 Annual Report

3

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Westamerica Bancorp	17,529	$914,137
Total Banks		9,559,026
Capital Markets — 3.2%
Acadian Asset Management Inc.	19,842	1,079,802
Artisan Partners Asset Management Inc., Class A Shares	29,120	1,059,677
Cohen & Steers Inc.	1,820	113,841
Diamond Hill Investment Group Inc.	2,558	440,232
Donnelley Financial Solutions Inc.	2,514	118,510 *
Marex Group PLC	3,016	134,453
Miami International Holdings Inc.	2,995	116,565 *
Moelis & Co., Class A Shares	1,935	110,295
Piper Sandler Cos.	1,484	113,600
PJT Partners Inc., Class A Shares	800	111,776
Virtus Investment Partners Inc.	1,547	207,840
Total Capital Markets		3,606,591
Consumer Finance — 2.5%
Bread Financial Holdings Inc.	18,828	1,410,029
Dave Inc.	4,624	804,992 *
LendingClub Corp.	5,915	84,703 *
PROG Holdings Inc.	3,913	112,264
World Acceptance Corp.	3,094	417,814 *
Total Consumer Finance		2,829,802
Financial Services — 1.5%
Essent Group Ltd.	3,083	180,170
Jackson Financial Inc., Class A Shares	10,747	1,136,173
loanDepot Inc., Class A Shares	79,443	112,809 *
NMI Holdings Inc.	3,201	120,069 *
Pagseguro Digital Ltd., Class A Shares	11,776	117,996
Total Financial Services		1,667,217
Insurance — 0.6%
CNO Financial Group Inc.	2,851	117,062
Selective Insurance Group Inc.	3,094	233,257
SiriusPoint Ltd.	5,910	127,301 *
Universal Insurance Holdings Inc.	3,896	133,087
Total Insurance		610,707

Total Financials		18,273,343
Health Care — 18.2%
Biotechnology — 9.2%
ACADIA Pharmaceuticals Inc.	45,133	1,004,661 *
ADMA Biologics Inc.	9,282	83,631 *
See Notes to Financial Statements.

4
Franklin Small Cap Enhanced ETF 2026 Annual Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Agios Pharmaceuticals Inc.	6,006	$203,183 *
Alkermes PLC	3,855	136,313 *
Amicus Therapeutics Inc.	11,557	167,114 *
AnaptysBio Inc.	2,192	121,568 *
Arcutis Biotherapeutics Inc.	5,551	130,782 *
Ardelyx Inc.	18,044	108,084 *
Arrowhead Pharmaceuticals Inc.	2,093	131,231 *
Aurinia Pharmaceuticals Inc.	7,371	109,238 *
BioCryst Pharmaceuticals Inc.	16,268	154,871 *
Bridgebio Pharma Inc.	21,925	1,628,150 *
Celcuity Inc.	1,092	124,641 *
Corvus Pharmaceuticals Inc.	6,936	101,474 *
CRISPR Therapeutics AG	2,002	95,235 *
Cytokinetics Inc.	1,820	119,956 *
Enanta Pharmaceuticals Inc.	20,293	256,301 *
Entrada Therapeutics Inc.	11,102	140,107 *
Greenwich Lifesciences Inc.	4,885	117,338 *
Ironwood Pharmaceuticals Inc.	180,914	635,008 *
Kodiak Sciences Inc.	6,734	256,700 *
Krystal Biotech Inc.	462	119,344 *
Kura Oncology Inc.	13,534	110,031 *
Madrigal Pharmaceuticals Inc.	2,022	1,058,456 *
MiMedx Group Inc.	16,471	65,060 *
Monte Rosa Therapeutics Inc.	20,839	342,802 *
Myriad Genetics Inc.	19,952	89,784 *
Praxis Precision Medicines Inc.	366	117,921 *
Protagonist Therapeutics Inc.	1,274	134,280 *
PTC Therapeutics Inc.	7,553	514,586 *
REGENXBIO Inc.	16,744	140,315 *
Rhythm Pharmaceuticals Inc.	13,080	1,137,568 *
Rigel Pharmaceuticals Inc.	3,367	91,044 *
Soleno Therapeutics Inc.	2,880	96,422 *
Stoke Therapeutics Inc.	3,731	121,481 *
TG Therapeutics Inc.	3,731	123,944 *
Xenon Pharmaceuticals Inc.	2,823	164,157 *
Zymeworks Inc.	4,277	107,096 *
Total Biotechnology		10,359,877
Health Care Equipment & Supplies — 2.2%
Axogen Inc.	3,472	115,027 *
Haemonetics Corp.	1,631	91,923 *
See Notes to Financial Statements.
Franklin Small Cap Enhanced ETF 2026 Annual Report

5

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
iRhythm Holdings Inc.	5,642	$665,869 *
LivaNova PLC	19,656	1,249,335 *
Merit Medical Systems Inc.	1,493	102,913 *
Novocure Ltd.	17,745	193,421 *
Total Health Care Equipment & Supplies		2,418,488
Health Care Providers & Services — 2.7%
Alignment Healthcare Inc.	17,745	312,667 *
GeneDx Holdings Corp.	11,759	755,163 *
Guardant Health Inc.	19,073	1,761,773 *
HealthEquity Inc.	1,274	106,468 *
Progyny Inc.	7,007	118,979 *
Total Health Care Providers & Services		3,055,050
Health Care Technology — 0.1%
Phreesia Inc.	5,642	47,280 *
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A Shares	61,121	1,297,599 *
Adaptive Biotechnologies Corp.	6,772	93,995 *
Cytek Biosciences Inc.	28,030	122,491 *
Fortrea Holdings Inc.	7,553	71,149 *
Total Life Sciences Tools & Services		1,585,234
Pharmaceuticals — 2.6%
Amneal Pharmaceuticals Inc.	9,133	113,523 *
Arvinas Inc.	9,772	103,583 *
Avadel Pharmaceuticals PLC	30,096	19,261 *(a)(b)
Axsome Therapeutics Inc.	9,772	1,651,664 *
Esperion Therapeutics Inc.	30,576	83,778 *
Fulcrum Therapeutics Inc.	10,372	79,553 *
Indivior Pharmaceuticals Inc.	19,474	593,568 *
Maze Therapeutics Inc.	2,730	81,491 *
Tarsus Pharmaceuticals Inc.	1,637	114,836 *
Theravance Biopharma Inc.	6,188	100,431 *
Total Pharmaceuticals		2,941,688

Total Health Care		20,407,617
Industrials — 19.4%
Aerospace & Defense — 2.4%
Astronics Corp.	16,396	1,094,105 *
Kratos Defense & Security Solutions Inc.	18,839	1,328,338 *
Moog Inc., Class A Shares	419	122,616
V2X Inc.	1,797	123,095 *
Total Aerospace & Defense		2,668,154
See Notes to Financial Statements.

6
Franklin Small Cap Enhanced ETF 2026 Annual Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — 1.7%
Resideo Technologies Inc.	18,957	$639,041 *
UFP Industries Inc.	13,443	1,238,369
Total Building Products		1,877,410
Commercial Services & Supplies — 0.3%
Cimpress PLC	1,653	120,669 *
CoreCivic Inc.	6,188	117,015 *
Interface Inc.	3,913	97,512
Total Commercial Services & Supplies		335,196
Construction & Engineering — 3.0%
Dycom Industries Inc.	336	113,843 *
IES Holdings Inc.	3,357	1,599,510 *
Legence Corp., Class A Shares	2,609	147,304 *
NWPX Infrastructure Inc.	1,739	135,399 *
Primoris Services Corp.	9,247	1,322,691
Tutor Perini Corp.	1,610	124,276
Total Construction & Engineering		3,443,023
Electrical Equipment — 3.3%
Atkore Inc.	1,823	107,393
Bloom Energy Corp., Class A Shares	18,144	2,458,330 *
EnerSys	723	125,600
Fluence Energy Inc.	4,823	66,364 *
Hyliion Holdings Corp.	54,053	95,133 *
NuScale Power Corp.	5,369	58,200 *
Power Solutions International Inc.	7,553	459,827 *
Preformed Line Products Co.	465	125,899
Shoals Technologies Group Inc., Class A Shares	11,936	78,539 *
Vicor Corp.	827	133,147 *
Total Electrical Equipment		3,708,432
Ground Transportation — 0.2%
Covenant Logistics Group Inc.	4,131	112,157
Werner Enterprises Inc.	3,515	103,376
Total Ground Transportation		215,533
Machinery — 3.6%
Astec Industries Inc.	7,759	417,745
Atmus Filtration Technologies Inc.	23,965	1,360,493
Hyster-Yale Inc.	3,125	101,594
Kennametal Inc.	4,095	147,952
Manitowoc Co. Inc.	8,590	100,073 *
Proto Labs Inc.	22,750	1,297,205 *
Tennant Co.	8,190	543,816
See Notes to Financial Statements.
Franklin Small Cap Enhanced ETF 2026 Annual Report

7

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Wabash National Corp.	15,561	$134,136
Total Machinery		4,103,014
Passenger Airlines — 1.5%
Allegiant Travel Co.	6,184	501,151 *
SkyWest Inc.	12,558	1,153,201 *
Total Passenger Airlines		1,654,352
Professional Services — 2.2%
Exponent Inc.	17,472	1,140,048
IBEX Holdings Ltd.	4,113	110,311 *
Kforce Inc.	3,822	111,755
Korn Ferry	17,572	1,106,157
Total Professional Services		2,468,271
Trading Companies & Distributors — 1.2%
Boise Cascade Co.	15,434	1,170,669
Rush Enterprises Inc., Class B Shares	3,094	199,099
Total Trading Companies & Distributors		1,369,768

Total Industrials		21,843,153
Information Technology — 14.3%
Communications Equipment — 0.4%
BK Technologies Corp.	1,464	109,258 *
NETGEAR Inc.	4,277	93,410 *
NetScout Systems Inc.	4,307	136,920 *
Ribbon Communications Inc.	39,403	83,534 *
Total Communications Equipment		423,122
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries Inc.	467	150,705
Bel Fuse Inc., Class A Shares	563	101,453
Daktronics Inc.	5,495	107,427 *
Fabrinet	273	142,375 *
Frequency Electronics Inc.	2,403	106,357 *
Insight Enterprises Inc.	1,426	95,556 *
Itron Inc.	1,193	106,929 *
nLight Inc.	28,885	1,647,023 *
Plexus Corp.	2,831	573,391 *
Sanmina Corp.	4,732	613,456 *
TTM Technologies Inc.	1,193	116,222 *
Vishay Intertechnology Inc.	36,947	665,046
Total Electronic Equipment, Instruments & Components		4,425,940
IT Services — 0.1%
Applied Digital Corp.	3,852	91,446 *
See Notes to Financial Statements.

8
Franklin Small Cap Enhanced ETF 2026 Annual Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 5.0%
ACM Research Inc., Class A Shares	1,855	$72,994 *
Alpha & Omega Semiconductor Ltd.	5,362	118,822 *
Axcelis Technologies Inc.	1,274	118,584 *
Credo Technology Group Holding Ltd.	7,917	743,169 *
FormFactor Inc.	16,235	1,574,633 *
Kulicke & Soffa Industries Inc.	23,900	1,570,708
Photronics Inc.	7,280	294,185 *
Silicon Laboratories Inc.	601	125,098 *
SiTime Corp.	3,029	1,046,065 *
Total Semiconductors & Semiconductor Equipment		5,664,258
Software — 4.1%
8x8 Inc.	166,621	276,591 *
A10 Networks Inc.	6,461	149,378
Appian Corp., Class A Shares	14,105	340,072 *
Arteris Inc.	6,552	107,715 *
Blackbaud Inc.	3,458	133,513 *
Box Inc., Class A Shares	72,447	1,712,647 *
Clear Secure Inc., Class A Shares	3,458	167,402
Commvault Systems Inc.	1,001	77,968 *
Daily Journal Corp.	509	245,511 *
D-Wave Quantum Inc.	4,196	60,548 *
eGain Corp.	12,772	100,771 *
InterDigital Inc.	364	109,928
ON24 Inc.	19,201	155,528 *
PagerDuty Inc.	44,590	276,904 *
Qualys Inc.	6,461	567,599 *
Telos Corp.	20,930	87,697 *
Total Software		4,569,772
Technology Hardware, Storage & Peripherals — 0.8%
Diebold Nixdorf Inc.	11,046	833,310 *
Eastman Kodak Co.	13,013	117,768 *
Total Technology Hardware, Storage & Peripherals		951,078

Total Information Technology		16,125,616
Materials — 5.7%
Chemicals — 2.9%
Aspen Aerogels Inc.	32,214	110,172 *
Avient Corp.	37,029	1,344,153
Cabot Corp.	1,820	137,064
Innospec Inc.	3,515	256,665
Orion SA	162,617	1,057,010
See Notes to Financial Statements.
Franklin Small Cap Enhanced ETF 2026 Annual Report

9

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
Stepan Co.	8,666	$433,127
Total Chemicals		3,338,191
Containers & Packaging — 0.1%
O-I Glass Inc.	7,628	80,171 *
Metals & Mining — 2.3%
Caledonia Mining Corp. PLC	7,007	158,288
Commercial Metals Co.	20,197	1,240,702
Constellium SE	16,926	416,041 *
Critical Metals Corp.	37,787	300,029 *
Hecla Mining Co.	6,102	113,680
Idaho Strategic Resources Inc.	3,110	99,893 *
Kaiser Aluminum Corp.	2,002	241,261
Total Metals & Mining		2,569,894
Paper & Forest Products — 0.4%
Sylvamo Corp.	10,842	457,966

Total Materials		6,446,222
Real Estate — 4.6%
Diversified REITs — 0.1%
Essential Properties Realty Trust Inc.	3,731	113,273
Health Care REITs — 0.2%
CareTrust REIT Inc.	3,094	113,395
National Health Investors Inc.	1,370	110,778
Total Health Care REITs		224,173
Hotel & Resort REITs — 1.6%
Chatham Lodging Trust	17,563	138,221
DiamondRock Hospitality Co.	37,579	352,115
Pebblebrook Hotel Trust	10,556	133,323
Sunstone Hotel Investors Inc.	119,102	1,073,109
Xenia Hotels & Resorts Inc.	8,105	120,197
Total Hotel & Resort REITs		1,816,965
Industrial REITs — 0.8%
LXP Industrial Trust	18,382	850,351
Office REITs — 0.1%
COPT Defense Properties	3,913	119,738
Real Estate Management & Development — 1.3%
Douglas Elliman Inc.	44,317	72,680 *
eXp World Holdings Inc.	16,304	97,661
Marcus & Millichap Inc.	4,437	117,980
Newmark Group Inc., Class A Shares	67,249	1,008,063
See Notes to Financial Statements.

10
Franklin Small Cap Enhanced ETF 2026 Annual Report

 Franklin Small Cap Enhanced ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Real Estate Management & Development — continued
	Real Brokerage Inc.	45,741	$114,352 *
Total Real Estate Management & Development			1,410,736
Retail REITs — 0.5%
	Alexander’s Inc.	519	122,588
	CBL & Associates Properties Inc.	3,251	124,936
	Phillips Edison & Co. Inc.	3,426	128,201
	SITE Centers Corp.	18,354	99,112
	Tanger Inc.	3,476	118,114
Total Retail REITs			592,951

Total Real Estate			5,128,187
Utilities — 1.6%
Electric Utilities — 0.1%
	Portland General Electric Co.	2,366	124,854
Gas Utilities — 0.3%
	ONE Gas Inc.	2,149	185,093
	Southwest Gas Holdings Inc.	1,456	126,527
Total Gas Utilities			311,620
Independent Power and Renewable Electricity Producers — 0.1%
	Hallador Energy Co.	5,733	93,333 *
Multi-Utilities — 0.1%
	Avista Corp.	3,007	120,701
Water Utilities — 1.0%
	American States Water Co.	15,743	1,190,485

Total Utilities			1,840,993
Total Investments before Short-Term Investments (Cost — $119,218,275)			111,502,053
	Rate
Short-Term Investments — 0.9%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $946,010)	3.536%	946,010	946,010 (c)(d)
Total Investments — 100.0% (Cost — $120,164,285)			112,448,063
Other Assets in Excess of Liabilities — 0.0%††			51,194
Total Net Assets — 100.0%			$112,499,257

See Notes to Financial Statements.
Franklin Small Cap Enhanced ETF 2026 Annual Report

11

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Small Cap Enhanced ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $946,010 and the cost was $946,010 (Note 6).

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.

12
Franklin Small Cap Enhanced ETF 2026 Annual Report

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $119,218,275)	$111,502,053
Investments in affiliated securities, at value (Cost — $946,010)	946,010
Dividends receivable from unaffiliated investments	93,728
Dividends receivable from affiliated investments	2,611
Total Assets	112,544,402
Liabilities:
Investment management fee payable	42,534
Payable for securities purchased	2,611
Total Liabilities	45,145
Total Net Assets	$112,499,257
Net Assets:
Paid-in capital	$120,805,864
Total distributable earnings (loss)	(8,306,607)
Total Net Assets	$112,499,257
Shares Outstanding	4,550,000
Net Asset Value	$24.73
See Notes to Financial Statements.
Franklin Small Cap Enhanced ETF 2026 Annual Report

13

Statement of Operations
For the Period Ended March 31, 2026†

Investment Income:
Dividends from unaffiliated investments	$305,657
Dividends from affiliated investments	7,087
Less: Foreign taxes withheld	(617)
Total Investment Income	312,127
Expenses:
Investment management fee (Note 2)	100,360
Total Expenses	100,360
Less: Fee waivers and/or expense reimbursements (Note 2)	(332)
Net Expenses	100,028
Net Investment Income	212,099
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	1,338,866
Futures contracts	(51,035)
Net Realized Gain	1,287,831
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(7,716,222)
Net Loss on Investments and Futures Contracts	(6,428,391)
Decrease in Net Assets From Operations	$(6,216,292)

†	For the period December 9, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.

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Franklin Small Cap Enhanced ETF 2026 Annual Report

Statement of Changes in Net Assets

For the Period Ended March 31, 2026†	2026
Operations:
Net investment income	$212,099
Net realized gain	1,287,831
Change in net unrealized appreciation (depreciation)	(7,716,222)
Decrease in Net Assets From Operations	(6,216,292)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(132,094)
Decrease in Net Assets From Distributions to Shareholders	(132,094)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (5,050,000 shares issued)	131,971,191
Cost of shares repurchased (500,000 shares repurchased)	(13,123,548)
Increase in Net Assets From Fund Share Transactions	118,847,643
Increase in Net Assets	112,499,257
Net Assets:
Beginning of period	—
End of period	$112,499,257

†	For the period December 9, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.
Franklin Small Cap Enhanced ETF 2026 Annual Report

15

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
2026[1,2]
Net asset value, beginning of period	$25.00
Income (loss) from operations:
Net investment income	0.07
Net realized and unrealized loss	(0.30)
Total loss from operations	(0.23)
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$24.73
Total return, based on NAV[3]	(0.90)%
Net assets, end of period (millions)	$112
Ratios to average net assets:
Gross expenses[4]	0.45%
Net expenses[4,5,6]	0.45
Net investment income[4]	0.95
Portfolio turnover rate[7]	37%

[1]	For the period December 9, 2025 (inception date) to March 31, 2026.
[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

16
Franklin Small Cap Enhanced ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Small Cap Enhanced ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use
Franklin Small Cap Enhanced ETF 2026 Annual Report

17

Notes to Financial Statements (cont’d)
inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

18
Franklin Small Cap Enhanced ETF 2026 Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Health Care	$20,388,356	—	$19,261	$20,407,617
Other Common Stocks	91,094,436	—	—	91,094,436
Total Long-Term Investments	111,482,792	—	19,261	111,502,053
Short-Term Investments†	946,010	—	—	946,010
Total Investments	$112,428,802	—	$19,261	$112,448,063

†	See Schedule of Investments for additional detailed categorizations.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
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Notes to Financial Statements (cont’d)
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ’‘initial margin’’ and subsequent payments (’‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

20
Franklin Small Cap Enhanced ETF 2026 Annual Report

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(1,958,221)	$1,958,221
(a)
Reclassifications are due to a book/tax differences in the treatment of an in-kind distribution of securities.
(i) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Putnam Investment Management, LLC (“Putnam Management”), Royce & Associates, LP (“Royce”) and ClearBridge Investments, LLC (“ClearBridge Investments”) are the Fund’s subadvisers. Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”) and Putnam Management, Royce and ClearBridge Investments are indirect, wholly owned subsidiaries of Franklin Resources.
Franklin Small Cap Enhanced ETF 2026 Annual Report

21

Notes to Financial Statements (cont’d)
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”) provides administrative services and facilities to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services, and is not an additional expense of the Fund. Franklin Templeton Services is an indirect, wholly owned subsidiary of Franklin Resources.
Under a subadvisory agreement, Putnam Management, Royce and ClearBridge Investments provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on the Funds’ average daily net assets and is not an additional expense of the Funds.
The Fund pays a unified management fee to Advisers whereby Advisers has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding Fund’s management fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
The Fund invests in Franklin Institutional U.S. Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the period ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $332, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

22
Franklin Small Cap Enhanced ETF 2026 Annual Report

3. Investments
During the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$38,351,687
Sales	28,655,196
During the period ended March 31, 2026, in-kind transactions (Note 5) were as follows:

Contributions	$120,988,852
Redemptions	12,795,609
Realized gain (loss)*	1,958,183

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$120,203,802	$3,192,710	$(10,948,449)	$(7,755,739)
4. Derivative instruments and hedging activities
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(51,035)
Franklin Small Cap Enhanced ETF 2026 Annual Report

23

Notes to Financial Statements (cont’d)
During the period ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)†	$190,317

*	Based on the average of the daily market values during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statement of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at December 9, 2025 (inception date)	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$11,648,311	11,648,311	$10,702,301	10,702,301

24
Franklin Small Cap Enhanced ETF 2026 Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$7,087	—	$946,010
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal period ended March 31, was as follows:

2026
Distributions paid from:
Ordinary income	$132,094
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$119,656
Deferred capital losses*	(670,524)
Unrealized appreciation (depreciation)(a)	(7,755,739)
Total distributable earnings (loss) — net	$(8,306,607)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin Small Cap Enhanced ETF 2026 Annual Report

25

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin Small Cap Enhanced ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Small Cap Enhanced ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 9, 2025 (inception date) to March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets and the financial highlights for the period December 9, 2025 (inception date) to March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and broker; when replies were not received from a broker, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

26
Franklin Small Cap Enhanced ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$132,094
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$132,094
Franklin Small Cap Enhanced ETF

27

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

28
Franklin Small Cap Enhanced ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
At a meeting held on December 4, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust; (ii) an investment sub-advisory agreement between FAV and Putnam Investment Management, LLC (PIM); (iii) an investment sub-advisory agreement between FAV and Royce & Associates, LP (Royce); and (iv) an investment sub-advisory agreement between FAV and ClearBridge Investments, LLC (ClearBridge), on behalf of the Fund (each a Management Agreement), each for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the approval of each Management Agreement. FAV, PIM, Royce and ClearBridge are each referred to herein as a Manager.
In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of each Management Agreement and the terms of each Management Agreement which were discussed at the Meeting. The Board noted that FAV would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby FAV would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds. The Board further noted that PIM, Royce and ClearBridge are proposed to serve as non-discretionary investment sub-advisers to the Fund providing model portfolio recommendations, research and related services.
In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Managers and their affiliates to the
Franklin Small Cap Enhanced ETF

29

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Managers to implement such investment strategies, as applicable; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the manager of other funds and accounts, including other series of the Trust and/or other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. It was noted that the Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and thirteen other small-cap core funds. The Board noted

30
Franklin Small Cap Enhanced ETF

that the proposed Management Rate and estimated total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement, FAV would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that each of PIM, Royce and ClearBridge would be paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and each of PIM, Royce and ClearBridge reflects the services to be provided by each Manager to the Fund. The Board further noted management’s representation that ClearBridge is not expected to provide model portfolio services at the commencement of the Fund’s operations and has agreed to waive its sub-advisory fee until it begins the provision of such services. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund and the sub-advisory fees to be paid to each of PIM, Royce and ClearBridge are reasonable.
Profitability
The Board noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant profit for the Managers and/or their affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.
Franklin Small Cap Enhanced ETF

31

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Franklin
Small Cap Enhanced ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Subadvisers
Putnam Investment Management, LLC
Royce & Associates, LP
ClearBridge Investments, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Small Cap Enhanced ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin Small Cap Enhanced ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Small Cap Enhanced ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

50069-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Franklin
U.S. Equity Index ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 10.5%
Diversified Telecommunication Services — 0.9%
AT&T Inc.	205,190	$5,948,458
Comcast Corp., Class A Shares	106,352	3,053,366
Verizon Communications Inc.	123,692	6,209,338
Total Diversified Telecommunication Services		15,211,162
Entertainment — 1.4%
Electronic Arts Inc.	6,936	1,414,042
Liberty Media Corp.-Liberty Formula One, Class A Shares	578	45,130 *
Liberty Media Corp.-Liberty Formula One, Class C Shares	6,358	540,557 *
Live Nation Entertainment Inc.	4,046	617,056 *
Netflix Inc.	123,692	11,892,986 *
ROBLOX Corp., Class A Shares	18,496	1,046,134 *
Take-Two Interactive Software Inc.	5,202	1,027,395 *
Walt Disney Co.	52,020	5,013,688
Warner Bros. Discovery Inc.	66,470	1,825,266 *
Total Entertainment		23,422,254
Interactive Media & Services — 7.8%
Alphabet Inc., Class A Shares	170,510	49,031,856
Alphabet Inc., Class C Shares	148,546	42,611,905
Meta Platforms Inc., Class A Shares	64,158	36,706,716
Pinterest Inc., Class A Shares	17,340	318,016 *
Total Interactive Media & Services		128,668,493
Media — 0.2%
Charter Communications Inc., Class A Shares	2,890	623,893 *
Fox Corp., Class A Shares	5,780	337,552
Fox Corp., Class B Shares	4,046	214,843
News Corp., Class A Shares	10,982	273,781
News Corp., Class B Shares	2,890	82,394
Omnicom Group Inc.	9,248	696,467
Trade Desk Inc., Class A Shares	13,294	301,641 *
Total Media		2,530,571
Wireless Telecommunication Services — 0.2%
T-Mobile US Inc.	13,872	2,913,536

Total Communication Services		172,746,016
Consumer Discretionary — 9.9%
Automobile Components — 0.0%††
Aptiv PLC	6,358	441,500 *
Automobiles — 2.1%
Ford Motor Co.	115,600	1,334,024
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

1

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
General Motors Co.	26,588	$1,980,806
Tesla Inc.	82,654	30,726,624 *
Total Automobiles		34,041,454
Broadline Retail — 3.9%
Amazon.com Inc.	287,844	59,949,270 *
Coupang Inc.	39,314	742,248 *
eBay Inc.	13,294	1,210,020
MercadoLibre Inc.	1,395	2,411,983 *
Total Broadline Retail		64,313,521
Distributors — 0.0%††
Genuine Parts Co.	4,046	427,864
Hotels, Restaurants & Leisure — 1.8%
Airbnb Inc., Class A Shares	12,138	1,532,787 *
Booking Holdings Inc.	907	3,818,760
Carnival Corp.	33,524	867,601
Chipotle Mexican Grill Inc.	38,148	1,221,117 *
Darden Restaurants Inc.	3,468	679,867
Domino’s Pizza Inc.	1,156	414,761
DoorDash Inc., Class A Shares	10,982	1,648,947 *
Expedia Group Inc.	3,468	800,727
Flutter Entertainment PLC	4,624	471,417 *
Hilton Worldwide Holdings Inc.	6,358	1,933,341
Las Vegas Sands Corp.	9,248	498,282
Marriott International Inc., Class A Shares	6,358	2,079,511
McDonald’s Corp.	20,808	6,466,918
Royal Caribbean Cruises Ltd.	7,514	2,067,703
Starbucks Corp.	33,524	3,003,415
Yum! Brands Inc.	8,092	1,258,144
Total Hotels, Restaurants & Leisure		28,763,298
Household Durables — 0.3%
DR Horton Inc.	7,514	1,031,071
Garmin Ltd.	4,624	1,072,814
Lennar Corp., Class A Shares	6,358	552,129
NVR Inc.	78	514,007 *
PulteGroup Inc.	5,780	679,786
Total Household Durables		3,849,807
Specialty Retail — 1.7%
AutoZone Inc.	479	1,617,957 *
Best Buy Co. Inc.	5,780	371,076
Burlington Stores Inc.	1,734	564,209 *
See Notes to Financial Statements.

2
Franklin U.S. Equity Index ETF 2026 Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — continued
Carvana Co.	4,046	$1,271,981 *
Home Depot Inc.	28,900	9,504,921
Lowe’s Cos. Inc.	16,184	3,823,955
O’Reilly Automotive Inc.	24,854	2,294,273 *
Ross Stores Inc.	9,248	2,003,394
TJX Cos. Inc.	32,368	5,169,170
Tractor Supply Co.	15,028	680,768
Ulta Beauty Inc.	1,156	604,253 *
Total Specialty Retail		27,905,957
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica Inc.	2,890	442,459 *
NIKE Inc., Class B Shares	32,946	1,740,208
Total Textiles, Apparel & Luxury Goods		2,182,667

Total Consumer Discretionary		161,926,068
Consumer Staples — 5.1%
Beverages — 1.1%
Coca-Cola Co.	114,444	8,703,466
Constellation Brands Inc., Class A Shares	4,624	693,600
Keurig Dr Pepper Inc.	35,836	943,562
Monster Beverage Corp.	20,230	1,465,866 *
PepsiCo Inc.	39,882	6,193,275
Total Beverages		17,999,769
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	13,016	12,969,533
Dollar General Corp.	6,358	754,885
Dollar Tree Inc.	5,780	632,968 *
Kroger Co.	17,340	1,254,722
Sysco Corp.	13,872	989,490
Target Corp.	13,294	1,611,233
Walmart Inc.	126,004	15,659,777
Total Consumer Staples Distribution & Retail		33,872,608
Food Products — 0.4%
Archer-Daniels-Midland Co.	13,294	966,341
General Mills Inc.	15,606	580,855
Hershey Co.	4,046	841,123
Kraft Heinz Co.	25,432	571,966
McCormick & Co. Inc., Non Voting Shares	7,514	379,006
Mondelez International Inc., Class A Shares	38,148	2,198,851
Tyson Foods Inc., Class A Shares	8,092	518,454
Total Food Products		6,056,596
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

3

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Household Products — 0.8%
Church & Dwight Co. Inc.	6,936	$647,267
Clorox Co.	3,468	359,389
Colgate-Palmolive Co.	23,698	2,019,781
Kimberly-Clark Corp.	9,826	947,914
Procter & Gamble Co.	68,204	9,851,386
Total Household Products		13,825,737
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	6,936	497,797
Kenvue Inc.	51,442	886,860
Total Personal Care Products		1,384,657
Tobacco — 0.6%
Altria Group Inc.	49,130	3,242,089
Philip Morris International Inc.	45,662	7,549,755
Total Tobacco		10,791,844

Total Consumer Staples		83,931,211
Energy — 4.0%
Energy Equipment & Services — 0.3%
Baker Hughes Co.	28,900	1,764,345
Halliburton Co.	24,276	946,521
SLB Ltd.	43,350	2,227,757
Total Energy Equipment & Services		4,938,623
Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy Inc.	6,358	1,804,146
Chevron Corp.	54,332	11,241,291
ConocoPhillips	36,414	4,806,648
Coterra Energy Inc.	21,964	771,815
Devon Energy Corp.	16,762	843,464
Diamondback Energy Inc.	5,202	1,028,903
EOG Resources Inc.	16,184	2,339,721
EQT Corp.	17,918	1,140,301
Expand Energy Corp.	6,936	761,434
Exxon Mobil Corp.	121,958	20,691,394
Gazprom PJSC	15,428	0 *(a)(b)(c)
Kinder Morgan Inc.	57,800	1,938,034
LUKOIL PJSC	516	0 *(a)(b)(c)
Marathon Petroleum Corp.	8,670	2,117,041
Occidental Petroleum Corp.	19,074	1,239,810
ONEOK Inc.	17,918	1,619,608
Phillips 66	11,560	2,106,001
Rosneft Oil Co. PJSC	1,154	0 *(a)(b)(c)
See Notes to Financial Statements.

4
Franklin U.S. Equity Index ETF 2026 Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Surgutneftegas PAO	8,286	$0 *(a)(b)(c)
Targa Resources Corp.	6,358	1,594,141
Tatneft PJSC	1,974	0 *(a)(b)(c)
Texas Pacific Land Corp.	1,734	822,887
Valero Energy Corp.	8,670	2,142,184
Williams Cos. Inc.	35,836	2,608,144
Total Oil, Gas & Consumable Fuels		61,616,967

Total Energy		66,555,590
Financials — 12.6%
Banks — 3.6%
Bank of America Corp.	193,630	9,439,462
Citigroup Inc.	51,442	5,834,037
Citizens Financial Group Inc.	12,716	762,579
East-West Bancorp Inc.	4,046	431,951
Fifth Third Bancorp	25,432	1,181,571
First Citizens BancShares Inc., Class A Shares	227	427,818
Huntington Bancshares Inc.	57,800	904,570
JPMorgan Chase & Co.	79,186	23,293,354
KeyCorp	27,744	556,267
M&T Bank Corp.	4,624	955,873
PNC Financial Services Group Inc.	11,560	2,405,520
Regions Financial Corp.	25,432	664,284
Truist Financial Corp.	36,414	1,673,952
US Bancorp	45,662	2,374,881
Wells Fargo & Co.	90,746	7,224,289
Total Banks		58,130,408
Capital Markets — 3.1%
Ameriprise Financial Inc.	2,890	1,284,316
Ares Management Corp., Class A Shares	5,780	630,598
Bank of New York Mellon Corp.	20,230	2,399,885
Blackrock Inc.	4,046	3,891,079
Blackstone Inc.	21,964	2,525,640
Carlyle Group Inc.	6,358	307,664
Charles Schwab Corp.	49,130	4,617,238
CME Group Inc.	10,404	3,072,821
Coinbase Global Inc., Class A Shares	6,358	1,110,170 *
Goldman Sachs Group Inc.	8,670	7,334,733
Interactive Brokers Group Inc., Class A Shares	12,716	852,862
Intercontinental Exchange Inc.	16,762	2,636,327
KKR & Co. Inc.	19,652	1,817,810
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

5

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
LPL Financial Holdings Inc.	2,312	$695,519
Moody’s Corp.	4,624	2,017,220
Morgan Stanley	35,258	5,802,409
MSCI Inc.	2,312	1,246,191
Nasdaq Inc.	10,982	932,262
Northern Trust Corp.	5,780	806,715
Raymond James Financial Inc.	5,202	753,198
Robinhood Markets Inc., Class A Shares	21,964	1,522,105 *
S&P Global Inc.	8,670	3,687,698
State Street Corp.	8,092	1,024,124
T. Rowe Price Group Inc.	6,358	573,110
Total Capital Markets		51,541,694
Consumer Finance — 0.6%
American Express Co.	15,606	4,720,503
Capital One Financial Corp.	18,039	3,290,855
SoFi Technologies Inc.	35,836	569,075 *
Synchrony Financial	10,404	707,680
Total Consumer Finance		9,288,113
Financial Services — 3.6%
Apollo Global Management Inc.	12,138	1,352,416
Berkshire Hathaway Inc., Class B Shares	53,754	25,758,917 *
Block Inc.	16,184	973,953 *
Corebridge Financial Inc.	7,514	179,284
Corpay Inc.	1,734	504,576 *
Equitable Holdings Inc.	8,670	321,744
Fidelity National Information Services Inc.	15,606	732,077
Fiserv Inc.	15,606	870,815 *
Global Payments Inc.	6,936	466,793
Mastercard Inc., Class A Shares	23,698	11,840,943
PayPal Holdings Inc.	27,744	1,254,861
Visa Inc., Class A Shares	49,130	14,849,051
Total Financial Services		59,105,430
Insurance — 1.7%
Aflac Inc.	13,872	1,521,897
Allstate Corp.	7,514	1,557,953
American International Group Inc.	15,606	1,174,352
Aon PLC, Class A Shares	6,358	2,052,235
Arch Capital Group Ltd.	10,404	998,680 *
Arthur J Gallagher & Co.	7,514	1,627,382
Brown & Brown Inc.	8,092	527,679
See Notes to Financial Statements.

6
Franklin U.S. Equity Index ETF 2026 Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Chubb Ltd.	10,982	$3,579,363
Cincinnati Financial Corp.	4,624	727,586
Fidelity National Financial Inc.	7,514	348,499
Hartford Insurance Group Inc.	8,092	1,094,281
Loews Corp.	5,202	555,261
Markel Group Inc.	343	656,526 *
Marsh & McLennan Cos. Inc.	14,450	2,506,353
MetLife Inc.	16,184	1,144,533
Principal Financial Group Inc.	6,358	572,919
Progressive Corp.	17,340	3,437,482
Prudential Financial Inc.	10,404	1,016,367
Travelers Cos. Inc.	6,358	1,854,501
Willis Towers Watson PLC	2,890	840,123
WR Berkley Corp.	8,670	574,648
Total Insurance		28,368,620
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Annaly Capital Management Inc.	20,230	427,865

Total Financials		206,862,130
Health Care — 9.5%
Biotechnology — 1.9%
AbbVie Inc.	52,020	11,313,830
Alnylam Pharmaceuticals Inc.	3,468	1,147,457 *
Amgen Inc.	15,606	5,490,971
Biogen Inc.	4,046	741,753 *
Gilead Sciences Inc.	36,414	5,075,019
Incyte Corp.	4,624	435,211 *
Insmed Inc.	6,358	1,039,660 *
Regeneron Pharmaceuticals Inc.	2,890	2,232,930
Vertex Pharmaceuticals Inc.	7,514	3,355,301 *
Total Biotechnology		30,832,132
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	50,864	5,222,207
Becton Dickinson & Co.	8,670	1,363,184
Boston Scientific Corp.	43,350	2,720,213 *
Cooper Cos. Inc.	5,780	413,270 *
Dexcom Inc.	11,560	725,968 *
Edwards Lifesciences Corp.	17,340	1,388,587 *
GE HealthCare Technologies Inc.	13,294	946,267
Hologic Inc.	6,358	480,601 *
IDEXX Laboratories Inc.	2,312	1,299,090 *
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

7

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — continued
Insulet Corp.	2,312	$485,150 *
Intuitive Surgical Inc.	10,404	4,796,140 *
Medline Inc., Class A Shares	12,716	565,862 *
Medtronic PLC	37,570	3,255,440
ResMed Inc.	4,046	908,246
STERIS PLC	2,890	639,066
Stryker Corp.	10,404	3,418,650
Zimmer Biomet Holdings Inc.	5,780	522,628
Total Health Care Equipment & Supplies		29,150,569
Health Care Providers & Services — 1.5%
Cardinal Health Inc.	6,936	1,465,646
Cencora Inc.	5,202	1,634,156
Centene Corp.	13,872	454,169 *
Cigna Group	7,514	2,004,359
CVS Health Corp.	36,992	2,656,765
Elevance Health Inc.	6,358	1,861,305
HCA Healthcare Inc.	4,624	2,188,262
Humana Inc.	3,468	601,317
Labcorp Holdings Inc.	2,312	616,865
McKesson Corp.	3,468	3,001,068
Quest Diagnostics Inc.	3,468	679,659
UnitedHealth Group Inc.	26,588	7,194,447
Total Health Care Providers & Services		24,358,018
Health Care Technology — 0.0%††
Veeva Systems Inc., Class A Shares	4,624	812,252 *
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	8,092	922,326
Danaher Corp.	19,074	3,616,430
Illumina Inc.	4,624	569,954 *
IQVIA Holdings Inc.	5,202	887,149 *
Mettler-Toledo International Inc.	578	728,974 *
Thermo Fisher Scientific Inc.	10,982	5,397,983
Waters Corp.	2,890	860,642 *
West Pharmaceutical Services Inc.	2,312	579,480
Total Life Sciences Tools & Services		13,562,938
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	60,112	3,645,793
Eli Lilly & Co.	23,420	21,541,014
Johnson & Johnson	70,516	17,236,931
Merck & Co. Inc.	72,828	8,760,480
See Notes to Financial Statements.

8
Franklin U.S. Equity Index ETF 2026 Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Pfizer Inc.	166,464	$4,674,309
Royalty Pharma PLC, Class A Shares	10,404	499,080
Zoetis Inc.	12,716	1,503,158
Total Pharmaceuticals		57,860,765

Total Health Care		156,576,674
Industrials — 9.1%
Aerospace & Defense — 2.4%
Axon Enterprise Inc.	2,312	981,883 *
Boeing Co.	23,120	4,601,574 *
General Dynamics Corp.	6,936	2,380,574
General Electric Co.	30,634	8,693,010
HEICO Corp.	1,156	316,975
HEICO Corp., Class A Shares	2,312	488,040
Howmet Aerospace Inc.	11,560	2,664,118
L3Harris Technologies Inc.	5,202	1,795,470
Lockheed Martin Corp.	5,780	3,493,374
Northrop Grumman Corp.	4,046	2,760,343
Rocket Lab Corp.	13,872	890,860 *
RTX Corp.	39,304	7,581,742
Textron Inc.	5,202	455,487
TransDigm Group Inc.	1,555	1,802,183
Total Aerospace & Defense		38,905,633
Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	4,046	579,509
FedEx Corp.	6,358	2,264,592
United Parcel Service Inc., Class B Shares	21,386	2,103,955
Total Air Freight & Logistics		4,948,056
Building Products — 0.4%
Allegion PLC	2,312	335,911
Carrier Global Corp.	23,120	1,301,887
Johnson Controls International PLC	17,918	2,346,362
Lennox International Inc.	1,156	536,534
Masco Corp.	6,358	383,832
Trane Technologies PLC	6,358	2,649,633
Total Building Products		7,554,159
Commercial Services & Supplies — 0.4%
Cintas Corp.	9,826	1,661,970
Copart Inc.	24,854	825,153 *
Republic Services Inc.	5,780	1,265,935
Rollins Inc.	8,670	463,065
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

9

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Commercial Services & Supplies — continued
Veralto Corp.	6,936	$613,281
Waste Management Inc.	10,982	2,523,554
Total Commercial Services & Supplies		7,352,958
Construction & Engineering — 0.3%
Comfort Systems USA Inc.	1,156	1,594,113
EMCOR Group Inc.	1,156	853,486
Quanta Services Inc.	4,046	2,221,335
Total Construction & Engineering		4,668,934
Electrical Equipment — 1.3%
AMETEK Inc.	6,936	1,486,801
Bloom Energy Corp., Class A Shares	7,514	1,018,072 *
Eaton Corp. PLC	11,560	4,134,665
Emerson Electric Co.	16,762	2,196,157
GE Vernova Inc.	8,092	7,063,507
Hubbell Inc.	1,734	850,943
Rockwell Automation Inc.	3,468	1,244,596
Vertiv Holdings Co., Class A Shares	10,982	2,751,870
Total Electrical Equipment		20,746,611
Ground Transportation — 0.8%
CSX Corp.	54,910	2,254,055
J.B. Hunt Transport Services Inc.	2,312	489,913
Norfolk Southern Corp.	6,358	1,824,746
Old Dominion Freight Line Inc.	5,202	1,016,471
Uber Technologies Inc.	60,690	4,365,431 *
Union Pacific Corp.	17,340	4,207,031
Total Ground Transportation		14,157,647
Industrial Conglomerates — 0.4%
3M Co.	15,606	2,266,459
Honeywell International Inc.	18,496	4,180,651
Total Industrial Conglomerates		6,447,110
Machinery — 1.8%
Caterpillar Inc.	13,872	9,827,757
Cummins Inc.	4,046	2,176,829
Deere & Co.	7,514	4,232,636
Dover Corp.	4,046	843,389
Fortive Corp.	9,248	511,229
Illinois Tool Works Inc.	8,670	2,256,714
Ingersoll Rand Inc.	11,560	926,187
Otis Worldwide Corp.	11,560	891,045
PACCAR Inc.	15,028	1,735,734
See Notes to Financial Statements.

10
Franklin U.S. Equity Index ETF 2026 Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — continued
Parker-Hannifin Corp.	3,468	$3,104,692
Pentair PLC	4,624	402,797
Snap-on Inc.	1,734	629,824
Westinghouse Air Brake Technologies Corp.	5,202	1,300,032
Xylem Inc.	6,936	828,852
Total Machinery		29,667,717
Passenger Airlines — 0.2%
Delta Air Lines Inc.	19,074	1,268,039
Southwest Airlines Co.	13,294	499,456
United Airlines Holdings Inc.	9,826	904,680 *
Total Passenger Airlines		2,672,175
Professional Services — 0.4%
Automatic Data Processing Inc.	11,560	2,348,761
Broadridge Financial Solutions Inc.	3,468	563,481
Equifax Inc.	3,468	624,483
Jacobs Solutions Inc.	3,468	441,407
Leidos Holdings Inc.	3,468	539,343
Paychex Inc.	9,248	851,926
SS&C Technologies Holdings Inc.	6,358	429,610
TransUnion	5,780	399,918
Verisk Analytics Inc.	4,046	767,728
Total Professional Services		6,966,657
Trading Companies & Distributors — 0.4%
Fastenal Co.	33,524	1,555,513
Ferguson Enterprises Inc.	5,780	1,348,243
United Rentals Inc.	1,734	1,263,323
W.W. Grainger Inc.	1,291	1,408,236
Watsco Inc.	1,156	420,541
Total Trading Companies & Distributors		5,995,856

Total Industrials		150,083,513
Information Technology — 32.7%
Communications Equipment — 0.9%
Arista Networks Inc.	30,056	3,690,276 *
Cisco Systems Inc.	115,600	8,969,404
F5 Inc.	1,734	501,698 *
Motorola Solutions Inc.	4,624	2,006,677
Total Communications Equipment		15,168,055
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A Shares	35,836	4,527,879
CDW Corp.	4,046	489,647
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

11

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — continued
Corning Inc.	21,964	$2,986,445
Flex Ltd.	10,404	681,046 *
Keysight Technologies Inc.	5,202	1,468,889 *
TE Connectivity PLC	8,670	1,812,203
Teledyne Technologies Inc.	1,156	699,391 *
Zebra Technologies Corp., Class A Shares	1,734	362,545 *
Total Electronic Equipment, Instruments & Components		13,028,045
IT Services — 1.1%
Accenture PLC, Class A Shares	18,496	3,667,572
Cloudflare Inc., Class A Shares	9,248	1,908,233 *
Cognizant Technology Solutions Corp., Class A Shares	13,872	851,047
CoreWeave Inc., Class A Shares	7,517	582,342 *
Gartner Inc.	2,312	366,082 *
GoDaddy Inc., Class A Shares	4,046	334,483 *
International Business Machines Corp.	27,166	6,584,767
MongoDB Inc.	2,312	565,908 *
Okta Inc.	4,624	363,955 *
Snowflake Inc.	9,826	1,481,957 *
Twilio Inc., Class A Shares	4,046	509,068 *
VeriSign Inc.	2,312	574,208
Total IT Services		17,789,622
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices Inc.	47,974	9,759,351 *
Analog Devices Inc.	14,450	4,597,123
Applied Materials Inc.	23,120	7,902,185
Astera Labs Inc.	4,046	443,441 *
Broadcom Inc.	136,408	42,219,640
Credo Technology Group Holding Ltd.	4,632	434,806 *
Entegris Inc.	4,624	542,118
First Solar Inc.	2,890	570,081 *
Intel Corp.	127,160	5,611,571 *
KLA Corp.	3,861	5,684,975
Lam Research Corp.	36,992	7,903,711
Marvell Technology Inc.	25,432	2,519,039
Microchip Technology Inc.	15,606	1,008,304
Micron Technology Inc.	32,946	11,130,477
Monolithic Power Systems Inc.	1,306	1,427,915
NVIDIA Corp.	687,242	119,855,005
NXP Semiconductors NV	6,936	1,365,421
ON Semiconductor Corp.	11,560	715,795 *
See Notes to Financial Statements.

12
Franklin U.S. Equity Index ETF 2026 Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
QUALCOMM Inc.	31,212	$4,019,481
Teradyne Inc.	4,624	1,370,831
Texas Instruments Inc.	26,588	5,161,794
Total Semiconductors & Semiconductor Equipment		234,243,064
Software — 8.4%
Adobe Inc.	12,138	2,950,505 *
AppLovin Corp., Class A Shares	6,358	2,530,484 *
Atlassian Corp., Class A Shares	4,624	315,588 *
Autodesk Inc.	6,358	1,522,105 *
Bentley Systems Inc., Class B Shares	4,046	142,096
Cadence Design Systems Inc.	8,092	2,248,524 *
Circle Internet Group Inc.	1,156	110,294 *
CrowdStrike Holdings Inc., Class A Shares	6,936	2,707,884 *
Datadog Inc., Class A Shares	9,248	1,091,726 *
DocuSign Inc.	5,780	274,030 *
Dynatrace Inc.	8,670	320,617 *
Fair Isaac Corp.	675	720,590 *
Fortinet Inc.	18,496	1,511,493 *
Gen Digital Inc.	16,762	315,629
HubSpot Inc.	1,734	423,269 *
Intuit Inc.	8,092	3,498,819
Microsoft Corp.	217,328	80,448,306
Oracle Corp.	49,708	7,312,544
Palantir Technologies Inc., Class A Shares	64,736	9,469,582 *
Palo Alto Networks Inc.	23,698	3,799,263 *
PTC Inc.	3,468	494,155 *
Roper Technologies Inc.	2,890	1,022,655
Salesforce Inc.	26,588	4,963,182
ServiceNow Inc.	30,634	3,202,785 *
Strategy Inc.	9,248	1,154,151 *
Synopsys Inc.	5,369	2,128,701 *
Trimble Inc.	6,936	452,435 *
Tyler Technologies Inc.	1,156	395,791 *
Workday Inc., Class A Shares	6,358	826,031 *
Zoom Communications Inc.	6,936	557,585 *
Zscaler Inc.	2,890	405,438 *
Total Software		137,316,257
Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	430,610	109,284,512
Dell Technologies Inc., Class C Shares	9,248	1,517,874
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

13

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
Everpure Inc., Class A Shares	9,248	$546,002 *
Hewlett Packard Enterprise Co.	38,726	922,066
HP Inc.	27,744	532,962
NetApp Inc.	5,780	591,814
Seagate Technology Holdings PLC	6,358	2,490,810
Super Micro Computer Inc.	15,606	355,349 *
Western Digital Corp.	9,826	2,657,835
Total Technology Hardware, Storage & Peripherals		118,899,224

Total Information Technology		536,444,267
Materials — 2.0%
Chemicals — 1.1%
Air Products & Chemicals Inc.	6,358	1,846,935
Corteva Inc.	19,652	1,645,069
Dow Inc.	20,808	866,653
DuPont de Nemours Inc.	12,138	555,920
Ecolab Inc.	7,514	1,998,874
International Flavors & Fragrances Inc.	7,514	545,141
Linde PLC	13,294	6,590,634
LyondellBasell Industries NV, Class A Shares	7,514	605,328
PhosAgro PJSC	2	0 *(a)(b)(c)
PhosAgro PJSC, Russian Stock Exchange	73	0 *(a)(b)(c)
PPG Industries Inc.	6,936	741,320
Sherwin-Williams Co.	6,936	2,223,335
Total Chemicals		17,619,209
Construction Materials — 0.2%
CRH PLC	19,652	2,065,818
Martin Marietta Materials Inc.	1,734	1,020,771
Vulcan Materials Co.	4,046	1,101,726
Total Construction Materials		4,188,315
Containers & Packaging — 0.2%
Amcor PLC	13,294	528,436
Avery Dennison Corp.	2,312	399,236
International Paper Co.	15,028	536,500
Packaging Corp. of America	2,312	490,653
Smurfit Westrock PLC	15,028	598,866
Total Containers & Packaging		2,553,691
Metals & Mining — 0.5%
Alrosa PJSC	3,584	0 *(a)(b)(c)
Freeport-McMoRan Inc.	42,194	2,480,163
GMK Norilskiy Nickel PAO	10,000	0 *(a)(b)(c)
See Notes to Financial Statements.

14
Franklin U.S. Equity Index ETF 2026 Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Newmont Corp.	31,790	$3,441,268
Novolipetsk Steel PJSC	2,272	0 *(a)(b)(c)
Nucor Corp.	6,936	1,172,878
Polyus PJSC	500	0 *(a)(b)(c)
Severstal PAO	392	0 *(a)(b)(c)
Southern Copper Corp.	2,890	497,253
Steel Dynamics Inc.	4,046	728,280
United Co. RUSAL International PJSC	1,714	0 *(a)(b)(c)
Total Metals & Mining		8,319,842

Total Materials		32,681,057
Real Estate — 1.9%
Diversified REITs — 0.0%††
WP Carey Inc.	6,358	432,090
Health Care REITs — 0.3%
Ventas Inc.	13,294	1,087,183
Welltower Inc.	20,230	3,999,673
Total Health Care REITs		5,086,856
Industrial REITs — 0.2%
Prologis Inc.	27,166	3,590,802
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	8,670	1,174,438 *
CoStar Group Inc.	11,560	466,331 *
Zillow Group Inc., Class A Shares	1,734	71,770 *
Zillow Group Inc., Class C Shares	5,202	215,259 *
Total Real Estate Management & Development		1,927,798
Residential REITs — 0.2%
AvalonBay Communities Inc.	4,046	660,914
Equity Residential	9,826	581,208
Essex Property Trust Inc.	1,734	419,628
Invitation Homes Inc.	16,184	402,173
Mid-America Apartment Communities Inc.	3,468	423,512
Sun Communities Inc.	3,468	436,829
Total Residential REITs		2,924,264
Retail REITs — 0.3%
Kimco Realty Corp.	19,652	441,580
Realty Income Corp.	26,010	1,591,292
Simon Property Group Inc.	9,826	1,832,844
Total Retail REITs		3,865,716
Specialized REITs — 0.8%
American Tower Corp.	13,872	2,394,030
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

15

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialized REITs — continued
Crown Castle Inc.	12,138	$986,941
Digital Realty Trust Inc.	9,248	1,666,582
Equinix Inc.	2,890	2,832,893
Extra Space Storage Inc.	5,780	757,931
Iron Mountain Inc.	8,670	885,554
Public Storage	4,624	1,252,549
SBA Communications Corp.	2,890	497,398
VICI Properties Inc.	31,212	852,712
Weyerhaeuser Co.	20,230	494,219
Total Specialized REITs		12,620,809

Total Real Estate		30,448,335
Utilities — 2.5%
Electric Utilities — 1.6%
Alliant Energy Corp.	7,514	539,205
American Electric Power Co. Inc.	15,028	1,969,870
Constellation Energy Corp.	9,826	2,743,910
Duke Energy Corp.	23,120	3,027,333
Edison International	10,982	803,663
Entergy Corp.	13,294	1,493,714
Evergy Inc.	6,936	568,197
Eversource Energy	10,982	760,833
Exelon Corp.	29,478	1,445,012
FirstEnergy Corp.	15,028	761,318
Inter RAO UES PJSC	53,546	0 *(a)(b)(c)
NextEra Energy Inc.	61,268	5,690,572
NRG Energy Inc.	5,780	844,689
PG&E Corp.	64,158	1,127,256
PPL Corp.	20,808	794,866
Southern Co.	32,368	3,124,159
Xcel Energy Inc.	17,340	1,377,490
Total Electric Utilities		27,072,087
Gas Utilities — 0.1%
Atmos Energy Corp.	4,624	854,145
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	9,826	1,477,143
Multi-Utilities — 0.7%
Ameren Corp.	8,092	889,473
CenterPoint Energy Inc.	19,074	823,234
CMS Energy Corp.	8,670	672,619
Consolidated Edison Inc.	10,404	1,177,525
See Notes to Financial Statements.

16
Franklin U.S. Equity Index ETF 2026 Annual Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — continued
Dominion Energy Inc.		24,854	$1,536,474
DTE Energy Co.		5,780	845,152
NiSource Inc.		13,872	647,267
Public Service Enterprise Group Inc.		14,450	1,169,727
Sempra		19,074	1,853,420
WEC Energy Group Inc.		9,248	1,070,641
Total Multi-Utilities			10,685,532
Water Utilities — 0.0%††
American Water Works Co. Inc.		5,780	786,600

Total Utilities			40,875,507
Total Common Stocks (Cost — $1,372,699,157)			1,639,130,368
	Rate
Preferred Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Surgutneftegas PAO (Cost — $6,128)	—	10,688	0 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $1,372,705,285)			1,639,130,368

Short-Term Investments — 0.1%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,565,526)	3.536%	1,565,526	1,565,526 (d)(e)(f)
Total Investments — 99.9% (Cost — $1,374,270,811)			1,640,695,894
Other Assets in Excess of Liabilities — 0.1%			1,584,867
Total Net Assets — 100.0%			$1,642,280,761

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $1,565,526 and the cost was $1,565,526 (Note 6).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
PJSC	—	Private Joint Stock Company
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

17

Schedule of Investments (cont’d)
March 31, 2026
 Franklin U.S. Equity Index ETF
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	4	6/26	$1,354,608	$1,314,150	$(40,458)
See Notes to Financial Statements.

18
Franklin U.S. Equity Index ETF 2026 Annual Report

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $1,372,705,285)	$1,639,130,368
Investments in affiliated securities, at value (Cost — $1,565,526)	1,565,526
Cash	10,000
Receivable for Fund shares sold	110,811,330
Dividends receivable from unaffiliated investments	787,923
Deposits with brokers for open futures contracts	97,301
Receivable from brokers — net variation margin on open futures contracts	36,723
Dividends receivable from affiliated investments	7,065
Total Assets	1,752,446,236
Liabilities:
Payable for securities purchased	110,124,400
Investment management fee payable	41,075
Total Liabilities	110,165,475
Total Net Assets	$1,642,280,761
Net Assets:
Paid-in capital	$1,392,632,182
Total distributable earnings (loss)	249,648,579
Total Net Assets	$1,642,280,761
Shares Outstanding	28,900,000
Net Asset Value	$56.83
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

19

Statement of Operations
For the Year Ended March 31, 2026

Investment Income:
Dividends from unaffiliated investments	$17,591,834
Dividends from affiliated investments	65,535
Securities lending income from affiliated investments	66
Less: Foreign taxes withheld	(3,773)
Total Investment Income	17,653,662
Expenses:
Investment management fee (Note 2)	435,820
Total Expenses	435,820
Less: Fee waivers and/or expense reimbursements (Note 2)	(765)
Net Expenses	435,055
Net Investment Income	17,218,607
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions in unaffiliated securities	145,773,402
Futures contracts	106,104
Foreign currency transactions	388
Net Realized Gain	145,879,894
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	24,531,833
Futures contracts	(59,134)
Foreign currencies	378
Change in Net Unrealized Appreciation (Depreciation)	24,473,077
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	170,352,971
Increase in Net Assets From Operations	$187,571,578
See Notes to Financial Statements.

20
Franklin U.S. Equity Index ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$17,218,607	$14,917,216
Net realized gain	145,879,894	54,772,611
Change in net unrealized appreciation (depreciation)	24,473,077	13,414,002
Increase in Net Assets From Operations	187,571,578	83,103,829
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(17,671,298)	(15,125,452)
Decrease in Net Assets From Distributions to Shareholders	(17,671,298)	(15,125,452)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (12,200,000 and 4,450,000 shares issued, respectively)	673,879,222	224,011,018
Cost of shares repurchased (8,350,000 and 3,400,000 shares repurchased, respectively)	(427,888,423)	(166,766,131)
Increase in Net Assets From Fund Share Transactions	245,990,799	57,244,887
Increase in Net Assets	415,891,079	125,223,264
Net Assets:
Beginning of year	1,226,389,682	1,101,166,418
End of year	$1,642,280,761	$1,226,389,682
See Notes to Financial Statements.
Franklin U.S. Equity Index ETF 2026 Annual Report

21

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$48.96	$45.88	$35.70	$40.04	$37.65
Income (loss) from operations:
Net investment income	0.67	0.63	0.60	0.59	1.05
Net realized and unrealized gain (loss)	7.88	3.09	10.15	(4.10)	2.34
Total income (loss) from operations	8.55	3.72	10.75	(3.51)	3.39
Less distributions from:
Net investment income	(0.68)	(0.64)	(0.57)	(0.83)	(1.00)
Total distributions	(0.68)	(0.64)	(0.57)	(0.83)	(1.00)
Net asset value, end of year	$56.83	$48.96	$45.88	$35.70	$40.04
Total return, based on NAV[2]	17.47%	8.10%	30.34%	(8.63)%	9.00%
Net assets, end of year (000s)	$1,642,281	$1,226,390	$1,101,166	$681,913	$16,014
Ratios to average net assets:
Gross expenses	0.03%	0.03%	0.03%	0.03%	0.35%
Net expenses[3]	0.03	0.03	0.03	0.03	0.35
Net investment income	1.19	1.29	1.51	1.73	2.63
Portfolio turnover rate[4]	3%	3%	4%	6%	24%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.
[4]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

22
Franklin U.S. Equity Index ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin U.S. Equity Index ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
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Notes to Financial Statements (cont’d)
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to,

24
Franklin U.S. Equity Index ETF 2026 Annual Report

the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$66,555,590	—	$0 *	$66,555,590
Materials	32,681,057	—	0 *	32,681,057
Utilities	40,875,507	—	0 *	40,875,507
Other Common Stocks	1,499,018,214	—	—	1,499,018,214
Preferred Stocks	—	—	0 *	0*
Total Long-Term Investments	1,639,130,368	—	0 *	1,639,130,368
Short-Term Investments†	1,565,526	—	—	1,565,526
Total Investments	$1,640,695,894	—	$0 *	$1,640,695,894
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$40,458	—	—	$40,458

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ’‘initial margin’’ and subsequent payments (’‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

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Franklin U.S. Equity Index ETF 2026 Annual Report

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(e) Securities lending. The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc. (“Franklin
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Notes to Financial Statements (cont’d)
Advisers”), an affiliate of the Fund. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (’‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute

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Franklin U.S. Equity Index ETF 2026 Annual Report

its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(152,767,100)	$152,767,100
(a)
Reclassifications are due to a book/tax differences in the treatment of an in-kind distribution of securities and book/tax differences in the treatment of various items.
(k) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisory Services, LLC (“FASL”) is the Fund’s investment manager. Franklin Templeton Institutional, LLC (“FT Institutional”) is the Fund’s subadviser. Franklin Templeton Services, LLC (“Franklin Templeton Services”) is the Fund’s administrative manager. FASL, FT Institutional and Franklin Templeton Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with FASL, Franklin Templeton Services provides administrative services to the Fund. The fee is paid by FASL based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
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Notes to Financial Statements (cont’d)
Under a subadvisory agreement, FT Institutional provides subadvisory services to the Fund. The subadvisory fee is paid by FASL based on the Fund’s average daily net assets and is not an additional expense of the Fund.
The Fund pays a unified management fee to FASL whereby FASL has agreed to reimburse the Fund’s acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, including custody, transfer agency, and Trustee fees and expenses, among others, but excluding payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), taxes, interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto), and other non-routine or extraordinary expenses. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.03% of the Fund’s average daily net assets.
During the year ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $765, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$41,129,220
Sales	40,673,887
During the year ended March 31, 2026, in-kind transactions (Note 5)) were as follows:

Contributions	$669,606,657
Redemptions	424,968,513
Realized gain (loss)*	152,691,287

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

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Franklin U.S. Equity Index ETF 2026 Annual Report

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,374,753,111	$331,876,060	$(65,933,277)	$265,942,783
Futures contracts	—	—	(40,458)	(40,458)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2026.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$40,458

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$106,104
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Notes to Financial Statements (cont’d)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(59,134)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$1,171,351

*	Based on the average of the market values at each month-end during the period.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following companies were considered affiliated companies for all or some portion of the year ended March 31, 2026. The following transactions were effected in such companies for the year ended March 31, 2026.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$1,318,013	$29,075,600	29,075,600	$28,828,087	28,828,087
Investments from Cash Collateral Received for Loaned Securities:

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Franklin U.S. Equity Index ETF 2026 Annual Report

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$1,962,225	1,962,225	$1,962,225	1,962,225
Total	$1,318,013	$31,037,825		$30,790,312

(cont’d)	Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$65,535	—	—	$1,565,526
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	—	$66	—	—
Total	—	$65,535	$66	—	$1,565,526

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$17,671,298	$15,125,452
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$661,409
Deferred capital losses*	(16,956,181)
Other book/tax temporary differences(a)	40,462
Unrealized appreciation (depreciation)(b)	265,902,889
Total distributable earnings (loss) — net	$249,648,579
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Notes to Financial Statements (cont’d)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures contracts.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, and the difference between the book and tax cost basis of investments in real estate investment trusts.

8. Concentration of risk
Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Funds as well as the Funds’ performance and liquidity. Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related

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Franklin U.S. Equity Index ETF 2026 Annual Report

events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At March 31, 2026, 0.00% of its net assets invested in securities with significant economic risk or exposure to Russia.
9. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Franklin U.S. Equity Index ETF 2026 Annual Report

35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Franklin U.S. Equity Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin U.S. Equity Index ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

36
Franklin U.S. Equity Index ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$16,001,936
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$16,621,454
Qualified Business Income Dividends Earned	§199A	$841,003
Franklin U.S. Equity Index ETF

37

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

38
Franklin U.S. Equity Index ETF

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Franklin
U.S. Equity Index ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisory Services, LLC
Subadviser
Franklin Templeton Institutional, LLC
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin U.S. Equity Index ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Franklin U.S. Equity Index ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin U.S. Equity Index ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

USPX-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Putnam
International Stock ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Putnam International Stock ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.4%
Communication Services — 7.2%
Entertainment — 4.5%
Nintendo Co. Ltd.	2,000	$110,315
Spotify Technology SA	216	104,740 *
Total Entertainment		215,055
Interactive Media & Services — 2.7%
Tencent Holdings Ltd.	2,100	129,640

Total Communication Services		344,695
Consumer Discretionary — 8.9%
Broadline Retail — 4.0%
Alibaba Group Holding Ltd.	12,600	191,245
Hotels, Restaurants & Leisure — 2.9%
Compass Group PLC	4,916	135,165
Household Durables — 2.0%
Sony Group Corp.	4,800	96,821

Total Consumer Discretionary		423,231
Consumer Staples — 9.9%
Beverages — 3.3%
Coca-Cola European Partners PLC	1,704	154,502
Personal Care Products — 2.1%
Unilever PLC	1,831	101,386
Tobacco — 4.5%
British American Tobacco PLC	3,704	213,500

Total Consumer Staples		469,388
Financials — 9.6%
Insurance — 9.6%
AIA Group Ltd.	20,800	225,107
Prudential PLC	16,768	229,522

Total Financials		454,629
Health Care — 16.3%
Health Care Equipment & Supplies — 5.6%
Hoya Corp.	1,600	267,019
Pharmaceuticals — 10.7%
AstraZeneca PLC	1,562	302,586
Chugai Pharmaceutical Co. Ltd.	2,700	146,141
Novo Nordisk A/S, ADR	1,665	61,188
Total Pharmaceuticals		509,915

Total Health Care		776,934
See Notes to Financial Statements.
Putnam International Stock ETF 2026 Annual Report

1

Schedule of Investments (cont’d)
March 31, 2026
 Putnam International Stock ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Industrials — 17.2%
Aerospace & Defense — 7.6%
	Airbus SE	944	$174,920
	Safran SA	589	189,614
Total Aerospace & Defense			364,534
Electrical Equipment — 7.7%
	ABB Ltd., Registered Shares	2,285	179,831
	Schneider Electric SE	706	186,362
Total Electrical Equipment			366,193
Ground Transportation — 1.9%
	Canadian Pacific Kansas City Ltd.	1,128	88,483

Total Industrials			819,210
Information Technology — 20.0%
Semiconductors & Semiconductor Equipment — 18.1%
	ASML Holding NV	216	278,541
	Infineon Technologies AG	4,483	196,282
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,151	388,980
Total Semiconductors & Semiconductor Equipment			863,803
Technology Hardware, Storage & Peripherals — 1.9%
	Samsung Electronics Co. Ltd., GDR	32	90,752

Total Information Technology			954,555
Materials — 8.3%
Chemicals — 4.5%
	Linde PLC	436	216,151
Construction Materials — 3.8%
	CRH PLC	1,708	179,545

Total Materials			395,696
Total Investments before Short-Term Investments (Cost — $4,840,378)			4,638,338
	Rate
Short-Term Investments — 2.3%
Putnam Government Money Market Fund, Class P Shares (Cost — $111,834)	3.430%	111,834	111,834 (a)(b)
Total Investments — 99.7% (Cost — $4,952,212)			4,750,172
Other Assets in Excess of Liabilities — 0.3%			12,973
Total Net Assets — 100.0%			$4,763,145

See Notes to Financial Statements.

2
Putnam International Stock ETF 2026 Annual Report

 Putnam International Stock ETF
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $111,834 and the cost was $111,834 (Note 6).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts

Summary of Investments by Country# (unaudited)
United Kingdom	19.1%
United States	14.4
Japan	13.0
Hong Kong	9.6
Taiwan	8.2
France	7.7
China	6.7
Netherlands	5.9
Germany	4.1
Switzerland	3.8
South Korea	1.9
Canada	1.9
Denmark	1.3
Short-Term Investments	2.4
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.
Putnam International Stock ETF 2026 Annual Report

3

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $4,840,378)	$4,638,338
Investments in affiliated securities, at value (Cost — $111,834)	111,834
Foreign currency, at value (Cost — $736)	726
Dividends receivable from unaffiliated investments	14,308
Dividends receivable from affiliated investments	239
Total Assets	4,765,445
Liabilities:
Investment management fee payable	2,300
Total Liabilities	2,300
Total Net Assets	$4,763,145
Net Assets:
Paid-in capital	$4,999,957
Total distributable earnings (loss)	(236,812)
Total Net Assets	$4,763,145
Shares Outstanding	200,000
Net Asset Value	$23.82
See Notes to Financial Statements.

4
Putnam International Stock ETF 2026 Annual Report

Statement of Operations
For the Period Ended March 31, 2026†

Investment Income:
Dividends from unaffiliated investments	$38,606
Dividends from affiliated investments	1,919
Less: Foreign taxes withheld	(2,640)
Total Investment Income	37,885
Expenses:
Investment management fee (Note 2)	12,136
Excise tax (Note 1)	43
Total Expenses	12,179
Less: Fee waivers and/or expense reimbursements (Note 2)	(142)
Net Expenses	12,037
Net Investment Income	25,848
Realized and Unrealized Loss on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions in unaffiliated securities	(54,012)
Foreign currency transactions	(471)
Net Realized Loss	(54,483)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(202,040)
Foreign currencies	(116)
Change in Net Unrealized Appreciation (Depreciation)	(202,156)
Net Loss on Investments and Foreign Currency Transactions	(256,639)
Decrease in Net Assets From Operations	$(230,791)

†	For the period October 21, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.
Putnam International Stock ETF 2026 Annual Report

5

Statement of Changes in Net Assets

For the Period Ended March 31, 2026†	2026
Operations:
Net investment income	$25,848
Net realized loss	(54,483)
Change in net unrealized appreciation (depreciation)	(202,156)
Decrease in Net Assets From Operations	(230,791)
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(6,064)
Decrease in Net Assets From Distributions to Shareholders	(6,064)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,000 shares issued)	5,000,000
Increase in Net Assets From Fund Share Transactions	5,000,000
Increase in Net Assets	4,763,145
Net Assets:
Beginning of period	—
End of period	$4,763,145

†	For the period October 21, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.

6
Putnam International Stock ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
2026[1,2]
Net asset value, beginning of period	$25.00
Income (loss) from operations:
Net investment income	0.13
Net realized and unrealized loss	(1.28)
Total loss from operations	(1.15)
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$23.82
Total return, based on NAV[3]	(4.60)%
Net assets, end of period (000s)	$4,763
Ratios to average net assets:
Gross expenses[4]	0.55%
Net expenses[4,5,6]	0.55
Net investment income[4]	1.17
Portfolio turnover rate[7]	21%

[1]	For the period October 21, 2025 (inception date) to March 31, 2026.
[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.
Putnam International Stock ETF 2026 Annual Report

7

Notes to Financial Statements
1. Organization and significant accounting policies
Putnam International Stock ETF (the “Fund”) is a separate non-diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use

8
Putnam International Stock ETF 2026 Annual Report

inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market
Putnam International Stock ETF 2026 Annual Report

9

Notes to Financial Statements (cont’d)
quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,638,338	—	—	$4,638,338
Short-Term Investments†	111,834	—	—	111,834
Total Investments	$4,750,172	—	—	$4,750,172

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from

10
Putnam International Stock ETF 2026 Annual Report

changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to
Putnam International Stock ETF 2026 Annual Report

11

Notes to Financial Statements (cont’d)
shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
However, due to the timing of when distributions are made by the Fund, the Fund may be subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. During the period, the Fund paid $43 of federal income taxes attributable to calendar year 2025.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$43	$(43)
(a)
Reclassifications are due to a non-deductible excise tax paid by the Fund.
(h) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Putnam Investment Management, LLC (“Putnam Management”) is the Fund’s investment manager. Franklin Templeton Investment Management Limited (“FTIML”) is the Fund’s subadviser. Putnam Management is an indirect wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”). FTIML is an indirect subsidiary of Franklin Resources.

12
Putnam International Stock ETF 2026 Annual Report

The Fund pays its investment manager an annual all-inclusive unified management fee of 0.55% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Putnam Management has retained FTIML as the subadviser for the Fund pursuant to a subadvisory agreement. Pursuant to the agreement, FTIML is authorized by the Trustees to make investment decisions for the assets of the Fund as determined by Putnam Management. Putnam Management pays a monthly subadvisory fee to FTIML for its services.
FTIML is authorized by the Trustees to manage a separate portion of the assets of the Fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the Fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the Fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.50% of the average net assets of the portion of the Fund assets managed by FTIML.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
The Fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Advisers. The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
During the period ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $142, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
Putnam International Stock ETF 2026 Annual Report

13

Notes to Financial Statements (cont’d)
As of March 31, 2026, Franklin Resources and its affiliates owned 86% of the Fund.
3. Investments
During the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,688,833
Sales	1,021,380
During the period ended March 31, 2026, in-kind transactions (Note 5) were as follows:

Contributions	$4,226,945
Redemptions	—
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$4,952,212	$266,097	$(468,137)	$(202,040)
4. Derivative instruments and hedging activities
During the period ended March 31, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statement of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

14
Putnam International Stock ETF 2026 Annual Report

6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at October 21, 2025 (inception date)	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$502,604	502,604	$390,770	390,770

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Putnam Government Money Market Fund, Class P Shares	—	$1,919	—	$111,834
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal period ended March 31, was as follows:

2026
Distributions paid from:
Ordinary income	$6,064
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$19,356
Deferred capital losses*	(54,012)
Unrealized appreciation (depreciation)	(202,156)
Total distributable earnings (loss) — net	$(236,812)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as
Putnam International Stock ETF 2026 Annual Report

15

Notes to Financial Statements (cont’d)
the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

16
Putnam International Stock ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Putnam International Stock ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam International Stock ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 21, 2025 (inception date) to March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets and the financial highlights for the period October 21, 2025 (inception date) to March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Putnam International Stock ETF 2026 Annual Report

17

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$38,200
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended March 31, 2026:

Foreign Taxes Paid	$2,640
Foreign Source Income Earned	$38,200

18
Putnam International Stock ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Putnam International Stock ETF

19

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Putnam Investment Management, LLC (PIM) and the Trust and (ii) an investment sub-advisory agreement between PIM and Franklin Templeton Investment Management Limited (FTIML), on behalf of the Fund (each a Management Agreement), each for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the approval of each Management Agreement. PIM and FTIML are each referred to herein as a Manager.
In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of each Management Agreement and the terms of each Management Agreement which were discussed at the Meeting.  The Board noted that PIM would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby PIM would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee).  The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.  The Board noted that PIM, and not the Fund, would pay FTIML a sub-advisory fee for its services.
In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Managers and their affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Managers to implement such investment strategies; the qualifications, background and experience of the investment

20
Putnam International Stock ETF

personnel that will be responsible for the day-to-day portfolio management of the Fund; each Manager’s experience as the manager of other funds and accounts, including other series of the Trust (with respect to FTIML) and other funds in the FT family of funds (with respect to PIM and FTIML); each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund and seven other international large-cap growth funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that pursuant
Putnam International Stock ETF

21

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
to the proposed Unified Fee arrangement, PIM would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that FTIML would be paid by PIM out of the Unified Fee PIM receives from the Fund and that the allocation of the fee between PIM and FTIML reflects the services to be provided by FTIML to the Fund. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund and the sub-advisory fee to be paid to FTIML are reasonable.
Profitability
The Board noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant profit for the Managers and/or their affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.

22
Putnam International Stock ETF

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Putnam
International Stock ETF
Trustees
Liaquat Ahamed
Barbara M. Baumann
Chair
Katinka Domotorffy
Catharine Bond Hill
Gregory G. McGreevey
Jennifer Williams Murphy
Marie Pillai
George Putnam III
Robert L. Reynolds
Manoj P. Singh
Mona K. Sutphen
Jane Trust
Investment manager
Putnam Investment Management, LLC
Subadviser
Franklin Templeton Investment Management Limited
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP Boston, MA
Putnam International Stock ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Putnam International Stock ETF
Putnam Investments
100 Federal Street
Boston, MA 02110
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-800-225-1581.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-800-225-1581, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Putnam International Stock ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

47497-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
Emerging Markets Debt ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Templeton Emerging Markets Debt ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 89.3%
Angola — 1.0%
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	490,000	$476,436 (a)
Argentina — 1.1%
Argentine Republic Government International Bond, Senior Notes	5.000%	1/9/38	700,000	527,800
Bahrain — 1.9%
CBB International Sukuk Programme Co. WLL, Senior Notes	5.875%	6/5/32	960,000	908,982 (a)
Brazil — 5.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	17,400,000 BRL	2,817,189
Colombia — 3.9%
Colombian TES, Bonds	6.250%	7/9/36	10,870,000,000 COP	1,890,324
Costa Rica — 1.0%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	470,000	497,124 (a)
Dominican Republic — 2.5%
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	1,240,000	1,213,278 (a)
Ecuador — 1.9%
Ecuador Government International Bond, Senior Notes	6.900%	7/31/35	1,050,000	927,150 (a)
Egypt — 1.4%
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	710,000	686,673 (a)
Ghana — 1.3%
Ghana Government International Bond, Senior Notes, Step bond (5.000% to 7/3/28 then 6.000%)	5.000%	7/3/35	770,000	658,679 (a)
Guatemala — 1.4%
Guatemala Government Bond, Senior Notes	6.600%	6/13/36	630,000	663,075 (a)
Hungary — 2.9%
Hungary Government International Bond, Senior Notes	5.500%	6/16/34	1,420,000	1,405,547 (a)
Indonesia — 2.4%
Indonesia Government International Bond, Senior Notes	4.900%	4/16/36	1,250,000	1,196,733
See Notes to Financial Statements.
Templeton Emerging Markets Debt ETF 2026 Annual Report

1

Schedule of Investments (cont’d)
March 31, 2026
 Templeton Emerging Markets Debt ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Ivory Coast — 1.6%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	820,000	$774,123 (a)
Kazakhstan — 1.0%
Kazakhstan Government International Bond, Senior Notes	4.714%	4/9/35	500,000	485,982 (a)
Kenya — 1.7%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	990,000	824,379 (a)
Malaysia — 2.6%
Malaysia Sovereign Sukuk Bhd, Senior Notes	4.236%	4/22/45	1,440,000	1,278,919 (a)
Mexico — 1.5%
Mexico Government International Bond, Senior Notes	6.875%	5/13/37	700,000	735,000
Mongolia — 0.5%
Mongolia Government International Bond, Senior Notes	6.625%	2/25/30	250,000	253,975 (a)
Nigeria — 3.1%
Nigeria Government International Bond, Senior Notes	10.375%	12/9/34	1,310,000	1,502,998 (a)
Oman — 1.9%
Oman Government International Bond, Senior Notes	6.250%	1/25/31	910,000	949,634 (a)
Pakistan — 0.5%
Pakistan Government International Bond, Senior Notes	7.375%	4/8/31	240,000	222,445 (a)
Panama — 5.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	2,470,000	2,611,185
Paraguay — 1.2%
Paraguay Government International Bond, Senior Notes	6.100%	8/11/44	590,000	589,115 (a)
Peru — 3.6%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	1,760,000	1,756,304
Philippines — 6.0%
Philippine Government International Bond, Senior Notes	6.375%	10/23/34	2,710,000	2,918,078
Poland — 3.0%
Republic of Poland Government International Bond	5.375%	2/12/35	1,420,000	1,449,126
See Notes to Financial Statements.

2
Templeton Emerging Markets Debt ETF 2026 Annual Report

 Templeton Emerging Markets Debt ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Romania — 2.8%
Romanian Government International Bond, Senior Notes	6.375%	1/30/34	1,400,000	$1,395,062 (a)
Saudi Arabia — 3.4%
Saudi Government International Bond, Senior Notes	5.000%	1/16/34	1,690,000	1,683,651 (a)
South Africa — 4.7%
Republic of South Africa Government Bond	9.000%	1/31/40	41,300,000 ZAR	2,294,605
Sri Lanka — 0.9%
Sri Lanka Government International Bond, Senior Notes, Step bond (3.350% to 9/15/27 then 3.600%)	3.350%	3/15/33	550,000	460,175 (a)
Supranational — 6.5%
European Bank for Reconstruction & Development, Senior Notes	6.875%	7/30/31	309,700,000 INR	3,197,413
United Arab Emirates — 4.0%
Abu Dhabi Government International Bond, Senior Notes	4.250%	10/2/35	2,060,000	1,976,697 (a)
Uruguay — 3.4%
Uruguay Government International Bond, Senior Notes	5.442%	2/14/37	1,620,000	1,655,883
Uzbekistan — 1.7%
Republic of Uzbekistan International Bond, Senior Notes	3.700%	11/25/30	930,000	847,411 (a)

Total Sovereign Bonds (Cost — $44,877,054)				43,731,150
Non-U.S. Treasury Inflation Protected Securities — 1.2%
Uruguay — 1.2%
Uruguay Government International Bond, Senior Notes (Cost — $604,338)	3.875%	7/2/40	21,401,533 UYU	581,426
Total Investments before Short-Term Investments (Cost — $45,481,392)				44,312,576

Short-Term Investments — 7.7%
Sovereign Bonds — 4.1%
Egypt Treasury Bills (Cost — $2,323,278)	24.509%	1/19/27	131,700,000 EGP	2,024,274 (b)
See Notes to Financial Statements.
Templeton Emerging Markets Debt ETF 2026 Annual Report

3

Schedule of Investments (cont’d)
March 31, 2026
 Templeton Emerging Markets Debt ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Money Market Funds — 3.6%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $1,762,485)	3.536%	1,762,485	$1,762,485 (c)(d)

Total Short-Term Investments (Cost — $4,085,763)			3,786,759
Total Investments — 98.2% (Cost — $49,567,155)			48,099,335
Other Assets in Excess of Liabilities — 1.8%			863,893
Total Net Assets — 100.0%			$48,963,228

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $1,762,485 and the cost was $1,762,485 (Note 6).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
EGP	—	Egyptian Pound
INR	—	Indian Rupee
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At March 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	180,000	USD	246,477	JPMorgan Chase & Co.	4/22/26	$(8,236)
USD	1,506,381	GBP	1,120,000	JPMorgan Chase & Co.	4/22/26	23,991
MXN	44,050,000	USD	2,462,313	JPMorgan Chase & Co.	6/10/26	(18,179)
EUR	210,000	USD	249,729	Morgan Stanley & Co. Inc.	6/18/26	(6,147)
MYR	6,090,000	USD	1,511,541	Morgan Stanley & Co. Inc.	6/18/26	(3,996)
USD	1,524,704	EUR	1,290,000	Morgan Stanley & Co. Inc.	6/18/26	28,412
USD	984,707	COP	3,783,000,000	Citibank N.A.	7/14/26	(22,115)
EGP	35,430,000	USD	697,853	Citibank N.A.	7/20/26	(90,961)
SGD	630,000	USD	501,683	Citibank N.A.	7/22/26	(7,896)
USD	3,053,185	SGD	3,870,000	Citibank N.A.	7/22/26	19,916
See Notes to Financial Statements.

4
Templeton Emerging Markets Debt ETF 2026 Annual Report

 Templeton Emerging Markets Debt ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	710,000	USD	496,888	JPMorgan Chase & Co.	7/22/26	$(7,915)
USD	2,010,708	AUD	2,990,000	JPMorgan Chase & Co.	7/22/26	(48,488)
KRW	723,900,000	USD	502,354	Morgan Stanley & Co. Inc.	7/22/26	(19,514)
NOK	2,410,000	USD	249,808	Morgan Stanley & Co. Inc.	7/22/26	(1,194)
NZD	830,000	USD	504,680	Morgan Stanley & Co. Inc.	7/22/26	(25,925)
SEK	2,230,000	USD	252,499	Morgan Stanley & Co. Inc.	7/22/26	(15,652)
USD	2,024,973	CAD	2,780,000	Morgan Stanley & Co. Inc.	7/22/26	17,091
USD	3,009,804	KRW	4,420,800,000	Morgan Stanley & Co. Inc.	7/22/26	61,144
USD	1,513,203	NOK	15,130,000	Morgan Stanley & Co. Inc.	7/22/26	(47,594)
USD	2,043,494	NZD	3,480,000	Morgan Stanley & Co. Inc.	7/22/26	36,184
USD	1,529,574	SEK	13,840,000	Morgan Stanley & Co. Inc.	7/22/26	59,639
Net unrealized depreciation on open forward foreign currency contracts						$(77,435)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
See Notes to Financial Statements.
Templeton Emerging Markets Debt ETF 2026 Annual Report

5

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $47,804,670)	$46,336,850
Investments in affiliated securities, at value (Cost — $1,762,485)	1,762,485
Foreign currency, at value (Cost — $47)	46
Cash	1,309,987
Interest receivable	953,230
Unrealized appreciation on forward foreign currency contracts	246,377
Dividends receivable from affiliated investments	5,137
Total Assets	50,614,112
Liabilities:
Payable for securities purchased	1,297,465
Unrealized depreciation on forward foreign currency contracts	323,812
Investment management fee payable	18,725
Accrued foreign capital gains tax	10,882
Total Liabilities	1,650,884
Total Net Assets	$48,963,228
Net Assets:
Paid-in capital	$50,175,000
Total distributable earnings (loss)	(1,211,772)
Total Net Assets	$48,963,228
Shares Outstanding	2,000,000
Net Asset Value	$24.48
See Notes to Financial Statements.

6
Templeton Emerging Markets Debt ETF 2026 Annual Report

Statement of Operations
For the Period Ended March 31, 2026†

Investment Income:
Interest	$700,940
Dividends from affiliated investments	13,449
Less: Foreign taxes withheld	(6,827)
Total Investment Income	707,562
Expenses:
Investment management fee (Note 2)	42,737
Total Expenses	42,737
Less: Fee waivers and/or expense reimbursements (Note 2)	(630)
Net Expenses	42,107
Net Investment Income	665,455
Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,455)†
Foreign currency transactions	3,492
Net Realized Gain	2,037
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,478,702)‡
Forward foreign currency contracts	(77,435)
Foreign currencies	(4,447)
Change in Net Unrealized Appreciation (Depreciation)	(1,560,584)
Net Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(1,558,547)
Decrease in Net Assets From Operations	$(893,092)

†	For the period January 20, 2026 (inception date) to March 31, 2026.
†	Net of foreign capital gains tax of $1,455.
‡	Net of change in accrued foreign capital gains tax of $10,882.
See Notes to Financial Statements.
Templeton Emerging Markets Debt ETF 2026 Annual Report

7

Statement of Changes in Net Assets

For the Period Ended March 31, 2026†	2026
Operations:
Net investment income	$665,455
Net realized gain	2,037
Change in net unrealized appreciation (depreciation)	(1,560,584)
Decrease in Net Assets From Operations	(893,092)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(318,680)
Decrease in Net Assets From Distributions to Shareholders	(318,680)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (2,000,000 shares issued)	50,175,000
Increase in Net Assets From Fund Share Transactions	50,175,000
Increase in Net Assets	48,963,228
Net Assets:
Beginning of period	—
End of period	$48,963,228

†	For the period January 20, 2026 (inception date) to March 31, 2026.
See Notes to Financial Statements.

8
Templeton Emerging Markets Debt ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
2026[1,2]
Net asset value, beginning of period	$25.00
Income (loss) from operations:
Net investment income	0.33
Net realized and unrealized loss	(0.69)
Total loss from operations	(0.36)
Less distributions from:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$24.48
Total return, based on NAV[3]	(1.46)%
Net assets, end of period (000s)	$48,963
Ratios to average net assets:
Gross expenses[4]	0.45%
Net expenses[4,5,6]	0.44
Net investment income[4]	7.01
Portfolio turnover rate	0%

[1]	For the period January 20, 2026 (inception date) to March 31, 2026.
[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Templeton Emerging Markets Debt ETF 2026 Annual Report

9

Notes to Financial Statements
1. Organization and significant accounting policies
Templeton Emerging Markets Debt ETF (the “Fund”) is a separate non-diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit

10
Templeton Emerging Markets Debt ETF 2026 Annual Report

risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market
Templeton Emerging Markets Debt ETF 2026 Annual Report

11

Notes to Financial Statements (cont’d)
quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$43,731,150	—	$43,731,150
Non-U.S. Treasury Inflation Protected Securities	—	581,426	—	581,426
Total Long-Term Investments	—	44,312,576	—	44,312,576
Short-Term Investments†:
Sovereign Bonds	—	2,024,274	—	2,024,274
Money Market Funds	$1,762,485	—	—	1,762,485
Total Short-Term Investments	1,762,485	2,024,274	—	3,786,759
Total Investments	$1,762,485	$46,336,850	—	$48,099,335
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$246,377	—	$246,377
Total	$1,762,485	$46,583,227	—	$48,345,712

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Templeton Emerging Markets Debt ETF 2026 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$323,812	—	$323,812

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated
Templeton Emerging Markets Debt ETF 2026 Annual Report

13

Notes to Financial Statements (cont’d)
into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

14
Templeton Emerging Markets Debt ETF 2026 Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2026, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $323,812. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
Templeton Emerging Markets Debt ETF 2026 Annual Report

15

Notes to Financial Statements (cont’d)
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of March 31, 2026, there were $10,882 of capital gains tax liabilities accrued on unrealized gains. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
(k) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification

16
Templeton Emerging Markets Debt ETF 2026 Annual Report

clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Templeton Asset Management Ltd. (“Asset Management”) is the Fund’s subadviser. Advisers and Asset Management are wholly-owned subsidiaries, respectively, of Franklin Resources, Inc. (“Franklin Resources”).
The Fund pays its investment manager an annual all-inclusive unified management fee of 0.45% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
During the period ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $630, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of March 31, 2026, Franklin Resources and its affiliates owned 37% of the Fund.
3. Investments
During the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$45,451,967
Sales	—
Templeton Emerging Markets Debt ETF 2026 Annual Report

17

Notes to Financial Statements (cont’d)
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$49,567,155	$102,329	$(1,570,149)	$(1,467,820)
Forward foreign currency contracts	—	246,377	(323,812)	(77,435)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$246,377

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$323,812

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended March 31, 2026. The table provides additional information about the change in net unrealized appreciation/depreciation resulting from the Fund’s derivative and hedging activities during the period.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(77,435)
During the period ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)	$6,672,617
Forward foreign currency contracts (to sell)	19,415,044

*	Based on the average of the market values at each month-end during the period.

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Templeton Emerging Markets Debt ETF 2026 Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2026.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Citibank N.A.	$19,916	$(120,972)	$(101,056)	—	$(101,056)
JPMorgan Chase & Co.	23,991	(82,818)	(58,827)	—	(58,827)
Morgan Stanley & Co. Inc.	202,470	(120,022)	82,448	—	82,448
Total	$246,377	$(323,812)	$(77,435)	—	$(77,435)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for
Templeton Emerging Markets Debt ETF 2026 Annual Report

19

Notes to Financial Statements (cont’d)
all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at January 20, 2026 (inception date)	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$9,345,837	9,345,837	$7,583,352	7,583,352

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$13,449	—	$1,762,485
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal period ended March 31, was as follows:

2026
Distributions paid from:
Ordinary income	$318,680
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$388,449
Other book/tax temporary differences(a)	(39,637)
Unrealized appreciation (depreciation)	(1,560,584)
Total distributable earnings (loss) — net	$(1,211,772)

(a)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on foreign currency contracts.
8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

20
Templeton Emerging Markets Debt ETF 2026 Annual Report

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Templeton Emerging Markets Debt ETF 2026 Annual Report

21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Templeton Emerging Markets Debt ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton Emerging Markets Debt ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period January 20, 2026 (inception date) to March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets and the financial highlights for the period January 20, 2026 (inception date) to March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

22
Templeton Emerging Markets Debt ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$16,201
Section 163(j) Interest Earned	§163(j)	$325,507
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended March 31, 2026:

Foreign Taxes Paid	$6,827
Foreign Source Income Earned	$648,880
Templeton Emerging Markets Debt ETF

23

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

24
Templeton Emerging Markets Debt ETF

Board Approval of Management and
Subadvisory Agreements (unaudited)
At a meeting held on September 4, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved (i) an investment management agreement between Franklin Advisers, Inc. (FAV) and the Trust and (ii) an investment sub-advisory agreement between FAV and Franklin Templeton Asset Management Ltd. (TAML), on behalf of the Fund (each a Management Agreement), for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the approval of each Management Agreement. FAV and TAML are each referred to herein as a Manager.
In considering the approval of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by each Manager; (ii) the costs of the services to be provided by each Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of each Management Agreement and the terms of each Management Agreement which were discussed at the Meeting. The Board noted that FAV would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby FAV would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreements are fair and reasonable and that such Management Agreements are in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Managers and their affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Managers to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund;
Templeton Emerging Markets Debt ETF

25

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
each Manager’s experience as the manager of other funds and accounts, including other series of the Trust and/or other funds in the FT family of funds; each Manager’s strength and reputation within the industry; the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of each Manager; and each Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of each Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, five emerging markets hard currency debt funds and one emerging markets local currency debt fund. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement FAV would reimburse the Fund for all of its acquired fund fees and expenses (if

26
Templeton Emerging Markets Debt ETF

any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board also noted that TAML would be paid by FAV out of the Unified Fee FAV receives from the Fund and that the allocation of the fee between FAV and TAML reflects the services to be provided by TAML to the Fund. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund and the sub-advisory fee to be paid to TAML are reasonable.
Profitability
The Board noted that the Managers (and their affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate each Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant profit for the Managers and/or their affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved each Management Agreement for the Fund for an initial two-year period.
Templeton Emerging Markets Debt ETF

27

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Templeton
Emerging Markets Debt ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Subadviser
Templeton Asset Management Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Templeton Emerging Markets Debt ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Templeton Emerging Markets Debt ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Templeton Emerging Markets Debt ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

48762-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Templeton
International Insights ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Templeton International Insights ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.8%
Communication Services — 3.0%
Diversified Telecommunication Services — 1.7%
Deutsche Telekom AG, Registered Shares	2,439	$89,786
Interactive Media & Services — 1.3%
Tencent Holdings Ltd.	1,100	67,907

Total Communication Services		157,693
Consumer Discretionary — 11.5%
Automobiles — 4.0%
BYD Co. Ltd., Class H Shares	6,800	91,763
Toyota Motor Corp.	5,900	117,266
Total Automobiles		209,029
Broadline Retail — 3.3%
Alibaba Group Holding Ltd.	5,000	75,891
JD.com Inc., ADR	3,284	97,108
Total Broadline Retail		172,999
Specialty Retail — 1.2%
JD Sports Fashion PLC	65,734	61,250
Textiles, Apparel & Luxury Goods — 3.0%
adidas AG	586	92,265
LVMH Moet Hennessy Louis Vuitton SE	119	63,496
Total Textiles, Apparel & Luxury Goods		155,761

Total Consumer Discretionary		599,039
Consumer Staples — 5.5%
Beverages — 3.3%
Diageo PLC, ADR	800	59,560
Heineken NV	1,459	111,454
Total Beverages		171,014
Personal Care Products — 2.2%
Unilever PLC	2,089	115,673

Total Consumer Staples		286,687
Energy — 8.5%
Oil, Gas & Consumable Fuels — 8.5%
BP PLC	28,686	229,352
Galp Energia SGPS SA	2,371	57,397
Shell PLC	3,356	158,568

Total Energy		445,317
Financials — 23.5%
Banks — 12.2%
HDFC Bank Ltd., ADR	4,959	123,380
See Notes to Financial Statements.
Templeton International Insights ETF 2026 Annual Report

1

Schedule of Investments (cont’d)
March 31, 2026
 Templeton International Insights ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
ING Groep NV	5,487	$139,751
Japan Post Bank Co. Ltd.	4,900	77,539
Mizuho Financial Group Inc.	1,300	49,740
Royal Bank of Canada	876	141,159
Standard Chartered PLC	5,264	107,942
Total Banks		639,511
Capital Markets — 6.6%
Daiwa Securities Group Inc.	8,400	77,089
Euronext NV	914	145,856 (a)
UBS Group AG, Registered Shares	3,104	121,273
Total Capital Markets		344,218
Insurance — 4.7%
AIA Group Ltd.	11,800	127,704
Manulife Financial Corp.	3,384	116,199
Total Insurance		243,903

Total Financials		1,227,632
Health Care — 8.4%
Pharmaceuticals — 8.4%
AstraZeneca PLC	1,274	246,795
Novo Nordisk A/S, Class B Shares	1,477	52,586
Sanofi SA	1,468	139,915

Total Health Care		439,296
Industrials — 14.5%
Building Products — 1.7%
Cie de Saint-Gobain SA	1,103	89,037
Commercial Services & Supplies — 1.6%
Securitas AB, Class B Shares	4,919	81,482
Construction & Engineering — 2.3%
Vinci SA	801	118,456
Electrical Equipment — 3.5%
Mitsubishi Electric Corp.	3,900	122,278
Siemens Energy AG	373	61,135
Total Electrical Equipment		183,413
Machinery — 5.4%
CNH Industrial NV	7,855	86,405
Daimler Truck Holding AG	1,720	82,185
Ebara Corp.	4,300	114,980
Total Machinery		283,570

Total Industrials		755,958
See Notes to Financial Statements.

2
Templeton International Insights ETF 2026 Annual Report

 Templeton International Insights ETF
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Information Technology — 10.5%
Semiconductors & Semiconductor Equipment — 6.2%
	Infineon Technologies AG	2,047	$89,625
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	696	235,213
Total Semiconductors & Semiconductor Equipment			324,838
Technology Hardware, Storage & Peripherals — 4.3%
	Samsung Electronics Co. Ltd., GDR	80	226,880

Total Information Technology			551,718
Materials — 5.6%
Chemicals — 1.7%
	Akzo Nobel NV	1,531	86,790
Containers & Packaging — 1.9%
	Smurfit Westrock PLC	2,559	100,190
Metals & Mining — 2.0%
	Norsk Hydro ASA	10,177	107,088

Total Materials			294,068
Utilities — 5.8%
Electric Utilities — 3.7%
	SSE PLC	5,591	191,326
Multi-Utilities — 2.1%
	Veolia Environnement SA	2,949	110,973

Total Utilities			302,299
Total Investments before Short-Term Investments (Cost — $4,784,284)			5,059,707
	Rate
Short-Term Investments — 3.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $192,956)	3.536%	192,956	192,956 (b)(c)
Total Investments — 100.5% (Cost — $4,977,240)			5,252,663
Liabilities in Excess of Other Assets — (0.5)%			(23,609)
Total Net Assets — 100.0%			$5,229,054

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $192,956 and the cost was $192,956 (Note 6).

See Notes to Financial Statements.
Templeton International Insights ETF 2026 Annual Report

3

Schedule of Investments (cont’d)
March 31, 2026
 Templeton International Insights ETF
Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts

Summary of Investments by Country# (unaudited)
United Kingdom	14.9%
United States	13.6
Japan	10.6
Netherlands	9.2
Germany	7.9
France	7.3
China	6.3
Canada	4.9
Taiwan	4.5
South Korea	4.3
Hong Kong	2.4
India	2.4
Switzerland	2.3
Norway	2.0
Sweden	1.6
Portugal	1.1
Denmark	1.0
Short-Term Investments	3.7
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2026, and are subject to change.
See Notes to Financial Statements.

4
Templeton International Insights ETF 2026 Annual Report

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $4,784,284)	$5,059,707
Investments in affiliated securities, at value (Cost — $192,956)	192,956
Foreign currency, at value (Cost — $1,337)	1,337
Dividends receivable from unaffiliated investments	10,504
Dividends receivable from affiliated investments	700
Receivable for securities sold	100
Total Assets	5,265,304
Liabilities:
Payable for securities purchased	33,789
Investment management fee payable	2,461
Total Liabilities	36,250
Total Net Assets	$5,229,054
Net Assets:
Paid-in capital	$5,000,000
Total distributable earnings (loss)	229,054
Total Net Assets	$5,229,054
Shares Outstanding	200,000
Net Asset Value	$26.15
See Notes to Financial Statements.
Templeton International Insights ETF 2026 Annual Report

5

Statement of Operations
For the Period Ended March 31, 2026†

Investment Income:
Dividends from unaffiliated investments	$39,428
Dividends from affiliated investments	3,819
Less: Foreign taxes withheld	(3,812)
Total Investment Income	39,435
Expenses:
Investment management fee (Note 2)	12,695
Total Expenses	12,695
Less: Fee waivers and/or expense reimbursements (Note 2)	(141)
Net Expenses	12,554
Net Investment Income	26,881
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(61,412)
Foreign currency transactions	314
Net Realized Loss	(61,098)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	275,423
Foreign currencies	(52)
Change in Net Unrealized Appreciation (Depreciation)	275,371
Net Gain on Investments and Foreign Currency Transactions	214,273
Increase in Net Assets From Operations	$241,154

†	For the period October 21, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.

6
Templeton International Insights ETF 2026 Annual Report

Statement of Changes in Net Assets

For the Period Ended March 31, 2026†	2026
Operations:
Net investment income	$26,881
Net realized loss	(61,098)
Change in net unrealized appreciation (depreciation)	275,371
Increase in Net Assets From Operations	241,154
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(12,100)
Decrease in Net Assets From Distributions to Shareholders	(12,100)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (200,000 shares issued)	5,000,000
Increase in Net Assets From Fund Share Transactions	5,000,000
Increase in Net Assets	5,229,054
Net Assets:
Beginning of period	—
End of period	$5,229,054

†	For the period October 21, 2025 (inception date) to March 31, 2026.
See Notes to Financial Statements.
Templeton International Insights ETF 2026 Annual Report

7

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
2026[1,2]
Net asset value, beginning of period	$25.00
Income from operations:
Net investment income	0.13
Net realized and unrealized gain	1.08
Total income from operations	1.21
Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$26.15
Total return, based on NAV[3]	4.81%
Net assets, end of period (000s)	$5,229
Ratios to average net assets:
Gross expenses[4]	0.55%
Net expenses[4,5,6]	0.54
Net investment income[4]	1.16
Portfolio turnover rate	20%[7]

[1]	For the period October 21, 2025 (inception date) to March 31, 2026.
[2]	Per share amounts have been calculated using the average shares method.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

8
Templeton International Insights ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Templeton International Insights ETF (the “Fund”) is a separate non-diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on October 21, 2025.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation
Templeton International Insights ETF 2026 Annual Report

9

Notes to Financial Statements (cont’d)
techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

10
Templeton International Insights ETF 2026 Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$5,059,707	—	—	$5,059,707
Short-Term Investments†	192,956	—	—	192,956
Total Investments	$5,252,663	—	—	$5,252,663

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Templeton International Insights ETF 2026 Annual Report

11

Notes to Financial Statements (cont’d)
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

12
Templeton International Insights ETF 2026 Annual Report

(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid annually. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
(h) Guarantees and indemnifications. Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Templeton Investment Counsel, LLC (“Investment Counsel”) is the Fund’s investment manager. Investment Counsel is a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”).
The Fund pays its investment manager an annual all-inclusive unified management fee of 0.55% based on the Fund’s average daily net assets computed daily and paid monthly. The management fee covers investment management services and all of the Fund’s organizational and other operating expenses with certain exceptions, including but not limited to: payments under distribution plans, interest, taxes, brokerage commissions and other transaction costs, fund proxy expenses, litigation expenses, extraordinary expenses and acquired fund fees and expenses.
Templeton International Insights ETF 2026 Annual Report

13

Notes to Financial Statements (cont’d)
Under an agreement with Investment Counsel, Franklin Templeton Services, LLC (“Franklin Templeton Services”), provides administrative services to the Fund. The fee is paid by Advisers based on the costs incurred by Franklin Templeton Services and is not an additional expense of the Fund.
During the period ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $141, all of which was an affiliated money market fund waiver.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of March 31, 2026, Franklin Resources and its affiliates owned 89% of the Fund.
3. Investments
During the period ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$1,724,873
Sales	1,019,608
During the period ended March 31, 2026, in-kind transactions (Note 5)) were as follows:

Contributions	$4,140,453
Redemptions	—
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$5,007,321	$550,062	$(304,720)	$245,342

14
Templeton International Insights ETF 2026 Annual Report

4. Derivative instruments and hedging activities
During the period ended March 31, 2026, the Fund did not invest in derivative instruments.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected in such company for the period ended March 31, 2026.

	Affiliate Value at October 21, 2025 (inception date)	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$868,717	868,717	$675,761	675,761

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$3,819	—	$192,956
Templeton International Insights ETF 2026 Annual Report

15

Notes to Financial Statements (cont’d)
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal period ended March 31, was as follows:

2026
Distributions paid from:
Ordinary income	$12,100
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$56,387
Deferred capital losses*	(72,623)
Unrealized appreciation (depreciation)(a)	245,290
Total distributable earnings (loss) — net	$229,054

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

16
Templeton International Insights ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Templeton International Insights ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton International Insights ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 21, 2025 (inception date) to March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets and the financial highlights for the period October 21, 2025 (inception date) to March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Templeton International Insights ETF 2026 Annual Report

17

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$15,379
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended March 31, 2026:

Foreign Taxes Paid	$3,279
Foreign Source Income Earned	$32,164

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Templeton International Insights ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Templeton International Insights ETF

19

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting held on May 21, 2025 (Meeting), the Board of Trustees (Board) of Franklin Templeton ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an investment management agreement between Templeton Investment Counsel, LLC (Manager) and the Trust, on behalf of the Fund (Management Agreement), for an initial two-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel to consider the approval of the Management Agreement.
In considering the approval of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board reviewed and considered all of the factors it deemed relevant in approving the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; (ii) the costs of the services to be provided by the Manager; and (iii) the extent to which economies of scale may be realized as the Fund grows. The Board also reviewed and considered the form of Management Agreement and the terms of the Management Agreement which were discussed at the Meeting. The Board noted that the Manager would provide general investment management and administrative services and that the Fund would operate under a unified management fee structure whereby the Manager would reimburse the Fund for all acquired fund fees and expenses and pay all of the ordinary operating expenses of the Fund, except for certain excluded items (Unified Fee). The Board also noted that the Unified Fee was consistent with the current management fee structure for the existing Franklin Templeton (FT) exchange-traded funds.
In approving the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the proposed Management Agreement are fair and reasonable and that such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the Fund’s proposed investment strategies and the ability of the Manager to implement such investment strategies; the qualifications, background and experience of the investment personnel that will be responsible for the day-to-day portfolio management of the Fund; the Manager’s experience as the manager of other funds and accounts, including other funds in the FT family of funds; the Manager’s strength and reputation within the industry; the

20
Templeton International Insights ETF

personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Manager; and the Manager’s compliance capabilities, as demonstrated by, among other things, its policies and procedures reasonably designed to prevent violations of the federal securities laws. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board noted that, as the Fund had not yet commenced investment operations, there was no investment performance for the Fund. The Board also considered the proposed performance benchmark for the Fund and how such benchmark would be utilized to measure performance of the Manager.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s proposed total expense ratio, noting that the Fund will pay a Unified Fee. The Board considered the proposed total expense ratio and, separately, the proposed contractual management fee rate, without the effect of fee waivers, if any (Management Rate), of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure as the Fund (Expense Group) as selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report (excluding the Fund), which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in the Expense Group.
The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund (classified as an international large-cap value fund), four international large-cap core funds, three international multi-cap value funds, three international multi-cap core funds and four international large-cap growth funds. The Board noted that the proposed Management Rate and estimated total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that pursuant to the proposed Unified Fee arrangement the Manager would reimburse the Fund for all of its acquired fund fees and expenses (if any) and pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan
Templeton International Insights ETF

21

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
(if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. After consideration of the above, the Board concluded that the Management Rate to be charged to the Fund is reasonable.
Profitability
The Board noted that the Manager (and its affiliates) could not report any financial results from their relationships with the Fund because the Fund has not yet commenced investment operations, and thus, the Board could not evaluate the Manager’s (or its affiliates’) profitability with respect to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s proposed management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale in the future, the Board noted that it is not anticipated that the Fund will generate significant profit for the Manager and/or its affiliates for some time.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Management Agreement for the Fund for an initial two-year period.

22
Templeton International Insights ETF

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Templeton
International Insights ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Templeton Investment Counsel, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Templeton International Insights ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Templeton International Insights ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Templeton International Insights ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

TINS-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

Western Asset
Bond ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 35.9%
Communication Services — 4.4%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	4.300%	2/15/30	$10,000	$9,938
AT&T Inc., Senior Notes	2.550%	12/1/33	20,000	16,933
AT&T Inc., Senior Notes	5.375%	8/15/35	30,000	30,400
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,687
AT&T Inc., Senior Notes	3.500%	9/15/53	10,000	6,562
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	40,000	34,929
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	50,000	48,412
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	20,000	17,442
Total Diversified Telecommunication Services				174,303
Entertainment — 0.0%††
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	4,000	3,953
Interactive Media & Services — 1.0%
Alphabet Inc., Senior Notes	1.100%	8/15/30	10,000	8,796
Alphabet Inc., Senior Notes	4.100%	2/15/31	10,000	9,933
Alphabet Inc., Senior Notes	4.800%	2/15/36	30,000	29,883
Alphabet Inc., Senior Notes	1.900%	8/15/40	20,000	13,359
Alphabet Inc., Senior Notes	5.250%	5/15/55	10,000	9,450
Alphabet Inc., Senior Notes	5.650%	2/15/56	20,000	19,950
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	40,000	39,621
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	10,000	9,814
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	10,000	9,470
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	10,000	9,381
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	10,000	9,295
Total Interactive Media & Services				168,952
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	90,000	78,420 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	10,000	9,967 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	10,000	10,388
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,055
Comcast Corp., Senior Notes	4.150%	10/15/28	20,000	19,922
Comcast Corp., Senior Notes	4.250%	10/15/30	20,000	19,792
Comcast Corp., Senior Notes	5.300%	6/1/34	20,000	20,309
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

1

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	5.350%	5/15/53	$20,000	$17,702
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	29,034 (a)
Fox Corp., Senior Notes	5.476%	1/25/39	10,000	9,678
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	40,359
Total Media				263,626
Wireless Telecommunication Services — 0.7%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	10,000	9,960
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	20,000	19,387
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	70,000	68,190
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	20,000	20,158
Total Wireless Telecommunication Services				117,695

Total Communication Services				728,529
Consumer Discretionary — 3.7%
Automobile Components — 0.1%
Cyprium Corp./Cyprium Holdings Luxembourg SARL, Senior Notes	6.375%	4/15/34	10,000	9,732 (a)
Automobiles — 0.2%
Ford Motor Co., Senior Notes	3.250%	2/12/32	10,000	8,689
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	30,000	28,451 (a)
Total Automobiles				37,140
Broadline Retail — 1.8%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	10,000	9,887
Amazon.com Inc., Senior Notes	4.250%	3/13/31	10,000	9,928
Amazon.com Inc., Senior Notes	3.600%	4/13/32	30,000	28,599
Amazon.com Inc., Senior Notes	4.550%	3/13/33	10,000	9,907
Amazon.com Inc., Senior Notes	4.875%	3/13/36	10,000	9,913
Amazon.com Inc., Senior Notes	4.950%	12/5/44	20,000	18,705
Amazon.com Inc., Senior Notes	5.650%	3/13/46	10,000	9,971
Amazon.com Inc., Senior Notes	3.100%	5/12/51	10,000	6,542
Amazon.com Inc., Senior Notes	5.800%	3/13/56	10,000	9,999
Prosus NV, Senior Notes	3.061%	7/13/31	200,000	179,285 (b)
Total Broadline Retail				292,736
Hotels, Restaurants & Leisure — 0.9%
Carnival Corp., Senior Notes	6.125%	2/15/33	20,000	20,211 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	10,000	10,132
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,281
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,943
McDonald’s Corp., Senior Notes	3.600%	7/1/30	10,000	9,720
See Notes to Financial Statements.

2
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	4.200%	4/1/50	$10,000	$7,888
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	10,000	10,417 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	30,000	30,303 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	10,000	9,658
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	10,000	9,517
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	10,000	9,880 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	10,000	9,964 (a)
Total Hotels, Restaurants & Leisure				147,914
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.750%	11/29/27	10,000	10,019
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,845
Home Depot Inc., Senior Notes	2.700%	4/15/30	10,000	9,411
Home Depot Inc., Senior Notes	3.900%	6/15/47	20,000	15,480
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	10,000	10,014
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	20,000	19,491 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	20,000	19,986 (a)
Total Specialty Retail				84,227
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.750%	3/27/27	10,000	9,875
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,448
Total Textiles, Apparel & Luxury Goods				19,323

Total Consumer Discretionary				601,091
Consumer Staples — 1.6%
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	35,000	31,561
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	10,000	9,666
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	9,992
Total Beverages				51,219
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	20,000	19,408
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	9,052
Walmart Inc., Senior Notes	1.500%	9/22/28	20,000	18,879
Walmart Inc., Senior Notes	1.800%	9/22/31	10,000	8,863
Total Consumer Staples Distribution & Retail				56,202
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

3

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — 0.3%
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	$10,000	$10,038 (a)(c)
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	6.500%	12/1/52	10,000	10,133
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	20,000	17,499
Mars Inc., Senior Notes	5.000%	3/1/32	20,000	20,243 (a)
Total Food Products				57,913
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	10,000	9,574
Tobacco — 0.6%
Altria Group Inc., Senior Notes	6.875%	11/1/33	30,000	33,237
Altria Group Inc., Senior Notes	5.800%	2/14/39	10,000	10,044
BAT Capital Corp., Senior Notes	3.557%	8/15/27	10,000	9,894
BAT Capital Corp., Senior Notes	4.540%	8/15/47	30,000	24,379
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	20,000	18,207
Total Tobacco				95,761

Total Consumer Staples				270,669
Energy — 7.5%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	10,000	9,730
Oil, Gas & Consumable Fuels — 7.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	20,000	20,789 (a)
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	10,000	9,940
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	10,000	8,949
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	10,000	9,162 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	10,000	8,702 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	20,000	19,953
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	20,000	18,234
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	9,791
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,741
Chord Energy Corp., Senior Notes	6.000%	10/1/30	10,000	10,139 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,841 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	20,000	19,862
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	20,000	19,930
Ecopetrol SA, Senior Notes	8.875%	1/13/33	130,000	136,941
Energy Transfer LP, Senior Notes	3.750%	5/15/30	20,000	19,340
Energy Transfer LP, Senior Notes	5.550%	5/15/34	20,000	20,372
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000	19,630
See Notes to Financial Statements.

4
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	$10,000	$9,982
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,859
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	10,000	9,985
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,094
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	10,000	7,239
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	10,000	9,936 (d)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	10,000	9,974
EQT Corp., Senior Notes	3.900%	10/1/27	6,000	5,929
EQT Corp., Senior Notes	5.000%	1/15/29	10,000	10,067
Expand Energy Corp., Senior Notes	5.375%	3/15/30	20,000	20,175
Expand Energy Corp., Senior Notes	4.750%	2/1/32	20,000	19,495
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	10,000	9,731
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	10,000	10,265 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	20,000	20,282 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	200,000	179,605 (b)
MPLX LP, Senior Notes	4.800%	2/15/29	20,000	20,170
MPLX LP, Senior Notes	4.500%	4/15/38	10,000	8,991
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	20,000	19,907
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	22,000	23,668
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	10,000	11,135
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	10,000	10,691
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	10,000	7,524
ONEOK Inc., Senior Notes	5.800%	11/1/30	20,000	20,822
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	120,000	123,027
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	10,000	9,014
Range Resources Corp., Senior Notes	4.750%	2/15/30	20,000	19,513 (a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	10,000	9,925 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	10,000	9,417
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	10,000	11,432
Targa Resources Corp., Senior Notes	4.950%	4/15/52	10,000	8,382
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	10,000	9,998
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

5

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	$10,000	$9,988
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,746 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	50,000	44,333 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	10,000	10,416 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	10,000	10,598 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	40,000	38,856
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	20,000	19,015
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	10,000	10,017
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	10,000	9,729
Total Oil, Gas & Consumable Fuels				1,216,248

Total Energy				1,225,978
Financials — 8.7%
Banks — 5.9%
Bank of America Corp., Senior Notes	5.000%	1/21/44	10,000	9,311
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	70,000	69,388 (d)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	40,000	30,962 (d)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	80,000	78,636 (d)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	20,000	20,029 (d)(e)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	30,000	29,523 (d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	80,000	79,104 (d)
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	30,000	30,009
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	30,000	30,008
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	195,078 (d)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	50,000	44,465 (d)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	20,000	15,263 (d)
See Notes to Financial Statements.

6
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	$10,000	$6,533 (d)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	50,000	49,210 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	10,000	10,127 (d)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	20,000	20,261 (d)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	10,000	10,249 (d)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	10,000	9,605
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	10,000	10,228
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	10,000	9,837
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,051 (d)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	10,000	10,287 (d)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,441 (d)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	30,000	29,287 (d)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	10,000	9,185 (d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	50,000	49,536 (d)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	20,000	19,833 (d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	70,000	61,725 (d)
Total Banks				968,171
Capital Markets — 1.4%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	20,000	20,118
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,649 (d)
CI Financial Corp., Senior Notes	7.500%	5/30/29	20,000	20,999 (a)
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	20,000	18,609
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	17,339
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000	17,971 (d)
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

7

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	$20,000	$19,827 (d)
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	10,000	9,918
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,499 (d)
Morgan Stanley, Senior Notes (4.493% to 1/16/31 then SOFR + 0.950%)	4.493%	1/16/32	20,000	19,669 (d)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	40,000	40,152 (d)
Total Capital Markets				221,750
Consumer Finance — 0.4%
American Express Co., Senior Notes	4.050%	5/3/29	10,000	9,964
American Express Co., Senior Notes (4.731% to 4/25/28 then SOFR + 1.260%)	4.731%	4/25/29	20,000	20,131 (d)
American Express Co., Senior Notes (5.016% to 4/25/30 then SOFR + 1.440%)	5.016%	4/25/31	40,000	40,675 (d)
Total Consumer Finance				70,770
Financial Services — 0.8%
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	10,000	8,213
Block Inc., Senior Notes	6.000%	8/15/33	10,000	9,845 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	80,000	82,285 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	10,000	9,898 (a)
Visa Inc., Senior Notes	2.050%	4/15/30	20,000	18,391
Total Financial Services				128,632
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	10,000	10,216
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	10,000	10,383 (a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	10,000	10,214
Total Insurance				30,813

Total Financials				1,420,136
Health Care — 3.1%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	4.800%	3/15/29	10,000	10,162
AbbVie Inc., Senior Notes	3.200%	11/21/29	20,000	19,285
AbbVie Inc., Senior Notes	4.950%	3/15/31	10,000	10,217
See Notes to Financial Statements.

8
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Biotechnology — continued
AbbVie Inc., Senior Notes	5.050%	3/15/34	$10,000	$10,153
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	8,123
Amgen Inc., Senior Notes	4.663%	6/15/51	10,000	8,395
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	10,000	8,868
Total Biotechnology				75,203
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	20,000	19,688
Abbott Laboratories, Senior Notes	4.300%	3/15/33	25,000	24,474
Abbott Laboratories, Senior Notes	4.750%	11/30/36	10,000	9,831
Abbott Laboratories, Senior Notes	4.750%	3/15/38	10,000	9,701
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	70,000	71,416 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	4,000	4,093
Solventum Corp., Senior Notes	5.450%	3/13/31	10,000	10,262
Solventum Corp., Senior Notes	5.900%	4/30/54	20,000	19,555
Total Health Care Equipment & Supplies				169,020
Health Care Providers & Services — 1.0%
Cigna Group, Senior Notes	4.375%	10/15/28	10,000	9,994
Cigna Group, Senior Notes	4.800%	8/15/38	10,000	9,407
CVS Health Corp., Senior Notes	4.300%	3/25/28	10,000	9,967
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	17,349
CVS Health Corp., Senior Notes	5.050%	3/25/48	20,000	17,171
Elevance Health Inc., Senior Notes	3.650%	12/1/27	10,000	9,889
HCA Inc., Senior Notes	5.875%	2/1/29	10,000	10,293
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,499
HCA Inc., Senior Notes	5.500%	6/15/47	10,000	9,173
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	10,000	9,899
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	20,000	19,503
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	10,000	10,012
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	20,000	13,967
Total Health Care Providers & Services				156,123
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,282
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	10,000	10,256
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	10,000	9,987
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	10,000	9,003
Johnson & Johnson, Senior Notes	3.625%	3/3/37	20,000	17,977
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	20,000	17,819
Pfizer Inc., Senior Notes	1.700%	5/28/30	20,000	17,986
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

9

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pharmaceuticals — continued
Pfizer Inc., Senior Notes	7.200%	3/15/39	$10,000	$11,696
Total Pharmaceuticals				105,006

Total Health Care				505,352
Industrials — 3.0%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	2.700%	2/1/27	20,000	19,725
Boeing Co., Senior Notes	5.150%	5/1/30	10,000	10,171
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	8,577
Bombardier Inc., Senior Notes	6.750%	6/15/33	10,000	10,340 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,986
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	20,000	19,783 (a)
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	10,000	9,874
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	10,000	9,815
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	10,000	9,720
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	30,000	23,703
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	20,000	19,650
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	10,000	9,281
RTX Corp., Senior Notes	2.250%	7/1/30	20,000	18,295
RTX Corp., Senior Notes	6.000%	3/15/31	10,000	10,633
RTX Corp., Senior Notes	4.500%	6/1/42	20,000	17,759
Total Aerospace & Defense				206,312
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	20,000	20,295 (a)
Commercial Services & Supplies — 0.4%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	10,000	9,821 (a)
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	10,000	9,728 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	30,000	31,082 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	10,000	10,070
Total Commercial Services & Supplies				60,701
Electrical Equipment — 0.1%
GE Vernova Inc., Senior Notes	4.250%	2/4/31	10,000	9,891
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	10,000	6,169
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	20,000	13,101
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	10,000	9,882 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	10,000	9,757 (a)
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	16,793
Union Pacific Corp., Senior Notes	3.839%	3/20/60	20,000	14,167
See Notes to Financial Statements.

10
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Ground Transportation — continued
Union Pacific Corp., Senior Notes	3.750%	2/5/70	$20,000	$13,356
Total Ground Transportation				83,225
Passenger Airlines — 0.2%
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	10,000	9,806
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	30,000	29,453 (a)
Total Passenger Airlines				39,259
Trading Companies & Distributors — 0.4%
Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,116
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	20,000	20,512 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	10,000	10,209 (a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	10,000	9,407
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	20,000	20,277 (a)
Total Trading Companies & Distributors				70,521

Total Industrials				490,204
Information Technology — 1.7%
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	10,000	10,335 (a)
IT Services — 0.1%
Mastercard Inc., Senior Notes	3.850%	3/26/50	10,000	7,612
Visa Inc., Senior Notes	4.300%	12/14/45	10,000	8,494
Total IT Services				16,106
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	4.600%	1/15/33	10,000	9,852
Broadcom Inc., Senior Notes	4.800%	2/15/36	10,000	9,753
Broadcom Inc., Senior Notes	4.926%	5/15/37	30,000	29,117 (a)
Intel Corp., Senior Notes	1.600%	8/12/28	20,000	18,744
Intel Corp., Senior Notes	5.125%	2/10/30	10,000	10,131
Intel Corp., Senior Notes	4.750%	3/25/50	10,000	8,096
Micron Technology Inc., Senior Notes	5.300%	1/15/31	10,000	10,471
Micron Technology Inc., Senior Notes	6.050%	11/1/35	10,000	10,795
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	10,000	9,989
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	9,033
Total Semiconductors & Semiconductor Equipment				125,981
Software — 0.7%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	6,436
Oracle Corp., Senior Notes	2.875%	3/25/31	20,000	17,768
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

11

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Software — continued
Oracle Corp., Senior Notes	4.800%	9/26/32	$10,000	$9,527
Oracle Corp., Senior Notes	5.350%	5/4/33	10,000	9,738
Oracle Corp., Senior Notes	5.200%	9/26/35	10,000	9,385
Oracle Corp., Senior Notes	5.700%	2/4/36	10,000	9,619
Oracle Corp., Senior Notes	3.600%	4/1/50	10,000	6,042
Oracle Corp., Senior Notes	5.950%	9/26/55	10,000	8,419
Oracle Corp., Senior Notes	6.850%	2/4/66	10,000	9,202
Synopsys Inc., Senior Notes	4.850%	4/1/30	10,000	10,076
Synopsys Inc., Senior Notes	5.000%	4/1/32	10,000	10,090
Synopsys Inc., Senior Notes	5.700%	4/1/55	10,000	9,568
Total Software				115,870
Technology Hardware, Storage & Peripherals — 0.0%††
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	10,000	10,190 (a)

Total Information Technology				278,482
Materials — 1.0%
Construction Materials — 0.1%
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,114
Metals & Mining — 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	10,000	10,883
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,000	18,938
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	10,000	9,908 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	20,000	20,440 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	10,000	10,067 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,000	9,981
Total Metals & Mining				80,217
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	10,000	10,108 (a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	60,000	55,809
Total Paper & Forest Products				65,917

Total Materials				156,248
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	10,000	10,003 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	10,000	9,891 (a)

Total Real Estate				19,894
See Notes to Financial Statements.

12
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utilities — 1.1%
Electric Utilities — 1.0%
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	$10,000	$9,924
Exelon Corp., Senior Notes	5.625%	6/15/35	10,000	10,243
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	10,000	9,921
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,000	8,549
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	10,000	9,967
Georgia Power Co., Senior Notes	5.200%	3/15/35	10,000	10,162
NRG Energy Inc., Senior Notes	6.000%	1/15/36	20,000	19,830 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	10,000	9,815 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	10,000	9,753
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	10,000	10,224
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	10,000	9,696
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	10,000	8,965
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	10,000	6,617
Progress Energy Inc., Senior Notes	6.000%	12/1/39	10,000	10,393
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	10,000	10,075 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.350%	1/31/36	10,000	9,789 (a)
Total Electric Utilities				163,923
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,596
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	10,000	7,679
Total Multi-Utilities				17,275

Total Utilities				181,198
Total Corporate Bonds & Notes (Cost — $5,725,581)				5,877,781
Mortgage-Backed Securities — 27.9%
FHLMC — 5.8%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	72,000	71,732
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/40	83,507	77,692
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	3/1/41- 3/1/52	493,524	427,436
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	10/1/52	154,912	150,234
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

13

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	$219,634	$225,120
Total FHLMC				952,214
FNMA — 14.2%
Federal National Mortgage Association (FNMA)	1.500%	11/1/41- 2/1/42	155,993	132,378
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 2/1/52	629,437	542,546
Federal National Mortgage Association (FNMA)	3.500%	1/1/50	156,657	146,172
Federal National Mortgage Association (FNMA)	2.000%	3/1/52	166,337	137,006
Federal National Mortgage Association (FNMA)	4.000%	5/1/52	77,036	73,454
Federal National Mortgage Association (FNMA)	5.500%	4/1/53	231,485	234,359
Federal National Mortgage Association (FNMA)	6.000%	9/1/55	98,067	100,043 (c)
Federal National Mortgage Association (FNMA)	3.000%	4/1/56	300,000	263,548 (f)
Federal National Mortgage Association (FNMA)	5.000%	4/1/56	100,000	98,636 (f)
Federal National Mortgage Association (FNMA)	5.500%	4/1/56	100,000	100,476 (f)
Federal National Mortgage Association (FNMA)	6.000%	4/1/56	200,000	203,897 (f)
Federal National Mortgage Association (FNMA)	6.500%	4/1/56	100,000	103,466 (f)
Federal National Mortgage Association (FNMA)	3.000%	9/1/61	216,525	186,877
Total FNMA				2,322,858
GNMA — 7.9%
Government National Mortgage Association (GNMA) II	3.000%	6/20/51	61,137	54,031
Government National Mortgage Association (GNMA) II	5.500%	3/20/53	67,447	68,289
Government National Mortgage Association (GNMA) II	5.000%	8/20/53	74,772	74,558
Government National Mortgage Association (GNMA) II	2.000%	4/1/56	200,000	165,266 (f)
Government National Mortgage Association (GNMA) II	2.500%	4/1/56	300,000	258,141 (f)
Government National Mortgage Association (GNMA) II	3.000%	4/1/56	100,000	89,291 (f)
Government National Mortgage Association (GNMA) II	3.500%	4/1/56	100,000	91,737 (f)
Government National Mortgage Association (GNMA) II	4.000%	4/1/56	100,000	93,689 (f)
Government National Mortgage Association (GNMA) II	4.500%	4/1/56	100,000	96,621 (f)
Government National Mortgage Association (GNMA) II	5.000%	4/1/56	100,000	99,054 (f)
See Notes to Financial Statements.

14
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	5.500%	4/1/56	$100,000	$100,652 (f)
Government National Mortgage Association (GNMA) II	6.000%	4/1/56	100,000	101,696 (f)
Total GNMA				1,293,025

Total Mortgage-Backed Securities (Cost — $4,480,677)				4,568,097
U.S. Government & Agency Obligations — 19.2%
U.S. Government Obligations — 19.2%
U.S. Treasury Bonds	4.750%	2/15/41	240,000	241,406
U.S. Treasury Bonds	3.375%	11/15/48	150,000	117,592
U.S. Treasury Bonds	4.625%	2/15/55	80,000	76,322
U.S. Treasury Bonds	4.750%	5/15/55	80,000	77,922
U.S. Treasury Notes	3.875%	5/31/27	10,000	10,007
U.S. Treasury Notes	4.625%	4/30/29	10,000	10,228
U.S. Treasury Notes	4.625%	9/30/30	2,340,000	2,406,818
U.S. Treasury Notes	3.625%	12/31/30	170,000	167,706
U.S. Treasury Notes	3.750%	8/31/31	10,000	9,878
U.S. Treasury Notes	4.250%	5/15/35	10,000	9,975
U.S. Treasury Notes	4.250%	8/15/35	10,000	9,964

Total U.S. Government & Agency Obligations (Cost — $3,168,829)				3,137,818
Collateralized Mortgage Obligations(g) — 11.0%
Angel Oak Mortgage Trust, 2022-3 A3	4.124%	1/25/67	84,526	79,128 (a)(d)
Angel Oak Mortgage Trust, 2025-6 A3	5.920%	4/25/70	75,558	75,904 (a)
BANK, 2017-BNK7 A5	3.435%	9/15/60	100,000	98,484
Benchmark Mortgage Trust, 2023-B39 A5	5.754%	7/15/56	150,000	156,698
BX Commercial Mortgage Trust, 2026-VLT9 A (1 mo. Term SOFR + 1.700%)	5.373%	3/15/45	100,000	99,710 (a)(d)
BX Trust, 2019-OC11 A	3.202%	12/9/41	130,000	122,844 (a)
BX Trust, 2021-BXMF A (1 mo. Term SOFR + 0.750%)	4.423%	10/15/26	78,785	78,697 (a)(d)
Deephaven Residential Mortgage Trust, 2024-1 A1	5.735%	7/25/69	79,679	80,346 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5154 QI, IO, PAC	2.500%	10/25/51	895,040	94,190
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	567,377	94,871
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	6.712%	1/25/34	80,000	85,283 (a)(d)
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

15

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(g) — continued
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	$100,000	$101,156 (a)(d)
GCAT Trust, 2024-INV1 1A2	5.500%	1/25/54	74,553	74,328 (a)(d)
Government National Mortgage Association (GNMA), 2025-169 SA, IO (-1.000 x 30 Day Average SOFR + 6.600%)	2.927%	10/20/55	491,534	49,178 (d)
GS Mortgage Securities Trust, 2018-GS10 A5	4.155%	7/10/51	110,000	108,997 (d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	100,000	106,549 (a)(d)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.073%	3/15/31	100,000	99,664 (a)(d)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	5.501%	9/17/39	43,557	43,642 (a)(d)
Verus Securitization Trust, 2023-4 A1	5.811%	5/25/68	44,646	44,573 (a)
Verus Securitization Trust, 2024-3 A3	6.845%	4/25/69	48,031	48,494 (a)
Verus Securitization Trust, 2024-4 A3	6.674%	6/25/69	58,222	58,759 (a)

Total Collateralized Mortgage Obligations (Cost — $1,745,725)				1,801,495
Asset-Backed Securities — 10.8%
Accredited Mortgage Loan Trust, 2004-4 A2D (1 mo. Term SOFR + 0.814%)	4.493%	1/25/35	84,739	84,059 (d)
Antares CLO Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.370%)	5.038%	4/20/38	250,000	250,302 (a)(d)
Bayview Opportunity Master Fund LLC, 2024- EDU1 A (30 Day Average SOFR + 1.450%)	5.112%	6/25/47	43,811	44,115 (a)(d)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.318%	10/25/37	110,000	110,345 (a)(d)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	3,040	3,040
College Ave Student Loans LLC, 2023-A C	6.060%	5/25/55	83,584	84,976 (a)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.780%	4/20/37	100,000	99,550 (a)(d)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	100,000	101,670 (a)
Enterprise Fleet Financing LLC, 2025-2 A2	4.510%	2/22/28	90,499	90,723 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	36,415	36,664
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	80,000	80,100 (a)
Gilead Aviation LLC, 2025-1A A	5.789%	3/15/50	94,991	95,894 (a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. Term SOFR + 0.854%)	4.530%	4/20/62	71,604	71,290 (a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.668%	10/23/36	150,000	150,019 (a)(d)
See Notes to Financial Statements.

16
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. Term SOFR + 1.044%)	4.723%	8/25/34	$179	$447 (d)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.818%	4/20/38	100,000	99,728 (a)(d)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	100,000	100,159 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.868%	4/20/38	100,000	100,027 (a)(d)
Trestles CLO Ltd., 2024-7A A1 (3 mo. Term SOFR + 1.380%)	5.048%	10/25/37	120,000	120,092 (a)(d)
Voya CLO Ltd., 2018-2A A1 (3 mo. Term SOFR + 1.262%)	4.934%	7/15/31	36,768	36,806 (a)(d)

Total Asset-Backed Securities (Cost — $1,751,881)				1,760,006
Sovereign Bonds — 1.5%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	7,200	6,037
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	20,000	14,450
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,788	13,452 (a)
Total Argentina				33,939
Mexico — 1.1%
Mexico Government International Bond, Senior Notes	4.875%	5/19/33	200,000	189,750
Poland — 0.2%
Republic of Poland Government International Bond, Senior Notes	5.125%	9/18/34	30,000	30,190

Total Sovereign Bonds (Cost — $253,439)				253,879
Senior Loans — 1.5%
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Petco Health and Wellness Co. Inc, 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	20,000	19,593 (d)(h)(i)

Financials — 0.7%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.668%	11/24/32	10,000	9,856 (d)(h)(i)
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

17

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — 0.0%††
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	9/15/31	$9,975	$9,675 (d)(h)(i)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	19,791	19,454 (d)(h)(i)
Insurance — 0.5%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	1/30/32	19,874	19,765 (d)(h)(i)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.418%	3/11/33	10,000	9,681 (d)(h)(i)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.920%	6/20/30	19,941	19,919 (d)(h)(i)(j)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	7/31/31	9,975	9,808 (d)(h)(i)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.450%	5/6/31	20,000	19,769 (d)(h)(i)
Total Insurance				78,942

Total Financials				117,927
Health Care — 0.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	10/23/28	12,391	12,423 (d)(h)(i)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2025 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	5/30/31	13,107	13,136 (d)(h)(i)(j)
Health Care Technology — 0.0%††
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	9,975	9,807 (d)(h)(i)

Total Health Care				35,366
Industrials — 0.3%
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	7,151	894 *(k)(l)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	3,022	2,991 (d)(h)(i)
Spirit Airlines LLC, Roll Up Term Loan	—	7/14/26	18,768	13,138 (j)(l)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	749	742 (d)(h)(i)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	1,480	1,465 (d)(h)(i)
Total Passenger Airlines				19,230
See Notes to Financial Statements.

18
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Professional Services — 0.1%
CoreLogic Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.614%)	7.282%	6/2/28	$19,948	$19,125 (d)(h)(i)

Total Industrials				38,355
Information Technology — 0.2%
Electronic Equipment, Instruments & Components — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	10,000	9,911 (j)
Software — 0.1%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.950%	3/21/31	9,975	9,167 (d)(h)(i)
UKG Inc., Term Loan B	—	2/10/31	9,975	9,545 (j)
Total Software				18,712

Total Information Technology				28,623
Total Senior Loans (Cost — $242,577)				239,864
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750	6/12/26	16	$40,000	1,100
U.S. Treasury 2-Year Notes Futures, Call @ $103.750	5/22/26	2	4,000	1,219

Total Purchased Options (Cost — $15,100)				2,319
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Aviation Holdings Inc. (Cost — $5,792)			351	88 *
Total Investments before Short-Term Investments (Cost — $17,389,601)				17,641,347
	Rate	Maturity Date	Face Amount
Short-Term Investments — 1.5%
U.S. Treasury Bills (Cost — $245,749)	3.715%	9/17/26	$250,000	245,789 (m)
Total Investments — 109.3% (Cost — $17,635,350)				17,887,136
Liabilities in Excess of Other Assets — (9.3)%				(1,528,093)
Total Net Assets — 100.0%				$16,359,043

See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

19

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.
(f)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Fund held TBA securities with a total cost of $1,870,690.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	The coupon payment on this security is currently in default as of March 31, 2026.
(l)	Security is valued using significant unobservable inputs (Note 1).
(m)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.

20
Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
At March 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/11/26	$97.500	2	$5,000	$(363)
3-Month SOFR Futures, Put	12/11/26	96.500	3	7,500	(2,850)
U.S. Treasury 2-Year Notes Futures, Put	5/22/26	103.000	2	4,000	(406)
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	109.000	3	3,000	(539)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	107.000	3	3,000	(422)
Total Exchange-Traded Written Options (Premiums received — $3,905)					$(4,580)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3	6/26	$723,831	$722,437	$(1,394)
3-Month SOFR	3	3/27	725,031	722,737	(2,294)
U.S. Treasury 2-Year Notes	8	6/26	1,659,735	1,659,563	(172)
U.S. Treasury 5-Year Notes	56	6/26	6,140,011	6,058,063	(81,948)
U.S. Treasury Long-Term Bonds	14	6/26	1,641,932	1,594,250	(47,682)
U.S. Treasury Ultra Long-Term Bonds	1	6/26	119,934	116,562	(3,372)
					(136,862)
Contracts to Sell:
U.S. Treasury 10-Year Notes	14	6/26	1,580,226	1,554,656	25,570
U.S. Treasury Ultra 10-Year Notes	5	6/26	575,959	567,578	8,381
					33,951
Net unrealized depreciation on open futures contracts					$(102,911)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

21

Schedule of Investments (cont’d)
March 31, 2026
 Western Asset Bond ETF
At March 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$2,712,000	12/15/27	3.320% annually	Daily SOFR Compound annually	$14,889	$(195)	$15,084
	1,973,000	4/28/28	3.300% annually	Daily SOFR Compound annually	(11,899)	(425)	(11,474)
	730,000	11/21/30	2.452%*	CPURNSA*	1,964	(411)	2,375
	1,488,000	1/31/33	3.520% annually	Daily SOFR Compound annually	15,672	3,165	12,507
	463,000	4/28/36	3.850% annually	Daily SOFR Compound annually	213	—	213
Total	$7,366,000				$20,839	$2,134	$18,705

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$2,224,000	6/20/31	1.000% quarterly	$38,388	$37,804	$584

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.
See Notes to Financial Statements.

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Western Asset Bond ETF 2026 Annual Report

 Western Asset Bond ETF
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.302%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

23

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments, at value (Cost — $17,635,350)	$17,887,136
Cash	133,165
Receivable for sales of TBA securities	476,352
Deposits with brokers for open futures contracts and exchange-traded options	122,297
Interest receivable	111,571
Deposits with brokers for centrally cleared swap contracts	103,083
Receivable from brokers — net variation margin on open futures contracts	30,752
Receivable for securities sold	196
Total Assets	18,864,552
Liabilities:
Payable for purchases of TBA securities	2,350,600
Payable for securities purchased	139,880
Payable to brokers — net variation margin on centrally cleared swap contracts	5,568
Investment management fee payable	4,881
Written options, at value (premiums received — $3,905)	4,580
Total Liabilities	2,505,509
Total Net Assets	$16,359,043
Net Assets:
Paid-in capital	$16,015,262
Total distributable earnings (loss)	343,781
Total Net Assets	$16,359,043
Shares Outstanding	650,000
Net Asset Value	$25.17
See Notes to Financial Statements.

24
Western Asset Bond ETF 2026 Annual Report

Statement of Operations
For the Year Ended March 31, 2026

Investment Income:
Interest	$912,257
Dividends	2,808
Total Investment Income	915,065
Expenses:
Investment management fee (Note 2)	57,834
Total Expenses	57,834
Less: Fee waivers and/or expense reimbursements (Note 2)	(369)
Net Expenses	57,465
Net Investment Income	857,600
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	109,403
Futures contracts	40,628
Written options	23,350
Swap contracts	(23,303)
Net Realized Gain	150,078
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(204,778)
Futures contracts	(119,913)
Written options	(2,600)
Swap contracts	34,565
Change in Net Unrealized Appreciation (Depreciation)	(292,726)
Net Loss on Investments, Futures Contracts, Written Options and Swap Contracts	(142,648)
Increase in Net Assets From Operations	$714,952
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

25

Statements of Changes in Net Assets

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$857,600	$1,988,302
Net realized gain	150,078	74,516
Change in net unrealized appreciation (depreciation)	(292,726)	(404,083)
Increase in Net Assets From Operations	714,952	1,658,735
Distributions to Shareholders From (Note 1):
Total distributable earnings	(845,865)	(2,475,214)
Decrease in Net Assets From Distributions to Shareholders	(845,865)	(2,475,214)
Fund Share Transactions (Note 5):
Cost of shares repurchased (100,000 and 850,000 shares repurchased, respectively)	(2,471,596)	(21,398,916)
Decrease in Net Assets From Fund Share Transactions	(2,471,596)	(21,398,916)
Decrease in Net Assets	(2,602,509)	(22,215,395)
Net Assets:
Beginning of year	18,961,552	41,176,947
End of year	$16,359,043	$18,961,552
See Notes to Financial Statements.

26
Western Asset Bond ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2026[1]	2025[1]	2024[1,2]
Net asset value, beginning of year	$25.28	$25.74	$25.00
Income (loss) from operations:
Net investment income	1.31	1.31	0.70
Net realized and unrealized gain (loss)	(0.14)	(0.12)	0.61
Total income from operations	1.17	1.19	1.31
Less distributions from:
Net investment income	(1.28)	(1.45)	(0.57)
Net realized gains	—	(0.20)	—
Total distributions	(1.28)	(1.65)	(0.57)
Net asset value, end of year	$25.17	$25.28	$25.74
Total return, based on NAV[3]	4.75%	4.77%	5.29%
Net assets, end of year (000s)	$16,359	$18,962	$41,177
Ratios to average net assets:
Gross expenses	0.35%	0.35%	0.35%[4]
Net expenses	0.35 [5]	0.35 [5]	0.35 [4]
Net investment income	5.19	5.14	5.25 [4]
Portfolio turnover rate	336%[6]	67%	69%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period September 19, 2023 (inception date) to March 31, 2024.
[3]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 247%.
See Notes to Financial Statements.
Western Asset Bond ETF 2026 Annual Report

27

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Bond ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds

28
Western Asset Bond ETF 2026 Annual Report

securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Bond ETF 2026 Annual Report

29

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$5,877,781	—	$5,877,781
Mortgage-Backed Securities	—	4,568,097	—	4,568,097
U.S. Government & Agency Obligations	—	3,137,818	—	3,137,818
Collateralized Mortgage Obligations	—	1,801,495	—	1,801,495
Asset-Backed Securities	—	1,760,006	—	1,760,006
Sovereign Bonds	—	253,879	—	253,879
Senior Loans:
Industrials	—	24,323	$14,032	38,355
Other Senior Loans	—	201,509	—	201,509
Purchased Options	$2,319	—	—	2,319
Common Stocks	88	—	—	88
Total Long-Term Investments	2,407	17,624,908	14,032	17,641,347
Short-Term Investments†	245,789	—	—	245,789
Total Investments	$248,196	$17,624,908	$14,032	$17,887,136
Other Financial Instruments:
Futures Contracts††	$33,951	—	—	$33,951
Centrally Cleared Interest Rate Swaps††	—	$30,179	—	30,179
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	584	—	584
Total Other Financial Instruments	$33,951	$30,763	—	$64,714
Total	$282,147	$17,655,671	$14,032	$17,951,850

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Western Asset Bond ETF 2026 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$4,580	—	—	$4,580
Futures Contracts††	136,862	—	—	136,862
Centrally Cleared Interest Rate Swaps††	—	$11,474	—	11,474
Total	$141,442	$11,474	—	$152,916

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
Western Asset Bond ETF 2026 Annual Report

31

Notes to Financial Statements (cont’d)
(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ’‘initial margin’’ and subsequent payments (’‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as

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Western Asset Bond ETF 2026 Annual Report

realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2026, the total notional value of all credit default swaps to sell protection was $2,224,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended March 31, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
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33

Notes to Financial Statements (cont’d)
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(g) Stripped securities. The Fund may invest in ’’Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of

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Western Asset Bond ETF 2026 Annual Report

unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.
(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
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Notes to Financial Statements (cont’d)
(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

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Western Asset Bond ETF 2026 Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(o) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
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Notes to Financial Statements (cont’d)
(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
(r) Guarantees and indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Investment management agreement and other transactions with affiliates
Franklin Advisers, Inc. (“Advisers”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. (“Western Asset Singapore”), Western Asset Management Company Ltd (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s sub-subadvisers. Advisers, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under an agreement with Advisers, Franklin Templeton Services, LLC (“Franklin Templeton Services”) provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
The Fund pays Advisers a unified management fee for managing the Fund’s assets and Advisers pays Western Asset for its services as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments

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Western Asset Bond ETF 2026 Annual Report

under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.
During the year ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $369.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Fund on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
As of March 31, 2026, Franklin Resources and its affiliates owned 56% of the Fund.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$3,595,581	$57,516,850
Sales	6,814,263	57,530,854
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$17,624,832	$375,463	$(113,159)	$262,304
Written options	(3,905)	1,281	(1,956)	(675)
Futures contracts	—	33,951	(136,862)	(102,911)
Swap contracts	39,938	30,763	(11,474)	19,289
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Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$2,319	—	$2,319
Futures contracts[3]	33,951	—	33,951
Centrally cleared swap contracts[4]	30,179	$584	30,763
Total	$66,449	$584	$67,033

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$4,580
Futures contracts[3]	136,862
Centrally cleared swap contracts[4]	11,474
Total	$152,916

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(42,184)	—	$(42,184)
Futures contracts	40,628	—	40,628
Written options	23,350	—	23,350
Swap contracts	(27,046)	$3,743	(23,303)
Total	$(5,252)	$3,743	$(1,509)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

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Western Asset Bond ETF 2026 Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(13,781)	—	$(13,781)
Futures contracts	(119,913)	—	(119,913)
Written options	(2,600)	—	(2,600)
Swap contracts	31,824	$2,741	34,565
Total	$(104,470)	$2,741	$(101,729)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Purchased options	$13,397
Written options	3,278
Futures contracts (to buy)	9,294,852
Futures contracts (to sell)	4,180,135
Average Notional Balance**
Interest rate swap contracts	$4,740,538
Credit default swap contracts (sell protection)	1,730,923

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Fund’s Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for
Western Asset Bond ETF 2026 Annual Report

41

Notes to Financial Statements (cont’d)
temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended March 31, 2026.
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$845,865	$2,425,299
Net long-term capital gains	—	49,915
Total distributions paid	$845,865	$2,475,214
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$140,303
Deferred capital losses*	(89,731)
Other book/tax temporary differences(a)	115,202
Unrealized appreciation (depreciation)(b)	178,007
Total distributable earnings (loss) — net	$343,781

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures, options contracts and swap contracts.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on straddles, the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium on fixed income securities.

8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides

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Western Asset Bond ETF 2026 Annual Report

details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Bond ETF 2026 Annual Report

43

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Templeton ETF Trust and Shareholders of Western Asset Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Bond ETF (one of the funds constituting Franklin Templeton ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the two years in the period ended March 31, 2026 and the period September 19, 2023 (inception date) to March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the two years in the period ended March 31, 2026 and the period September 19, 2023 (inception date) to March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Western Asset Bond ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$710,827
Section 163(j) Interest Earned	§163(j)	$809,878
Western Asset Bond ETF

45

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.

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Western Asset
Bond ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd.
Western Asset Management Company Pte. Ltd.
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Western Asset Bond ETF
The Fund is a separate investment series of Franklin Templeton ETF Trust, a Delaware statutory Trust.
Western Asset Bond ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Bond ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

36353-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Templeton ETF Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 03, 2026